UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

Item 1 — Schedule of Investments

This filing is on behalf of fifty-three of the fifty-eight Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 92.8%
Applications Software — 4.4%
Microsoft Corp.	633,890	$67,705,791

Athletic Footwear — 3.2%
NIKE, Inc., Class B	658,900	49,443,856

Beverages-Non-alcoholic — 3.8%
Monster Beverage Corp.†	1,109,734	58,649,442

Beverages-Wine/Spirits — 1.7%
Constellation Brands, Inc., Class A	130,430	25,985,569

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	37,890	7,990,622

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	245,069	9,346,932

Coatings/Paint — 2.4%
Sherwin-Williams Co.	95,310	37,501,626

Commercial Services-Finance — 5.1%
MarketAxess Holdings, Inc.	63,850	13,387,429
PayPal Holdings, Inc.†	514,440	43,310,704
S&P Global, Inc.	119,160	21,725,251

		78,423,384

Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A	81,390	5,618,352

Computers — 3.2%
Apple, Inc.	225,680	49,392,325

Data Processing/Management — 1.0%
Fiserv, Inc.†	190,420	15,100,306

Distribution/Wholesale — 1.8%
Copart, Inc.†	431,980	21,128,142
Fastenal Co.	144,470	7,427,203

		28,555,345

Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	249,580	11,363,377

E-Commerce/Services — 3.0%
Booking Holdings, Inc.†	24,830	46,545,821

Electronic Components-Semiconductors — 3.6%
IPG Photonics Corp.†	33,048	4,413,560
Texas Instruments, Inc.	70,230	6,519,451
Xilinx, Inc.	524,010	44,734,734

		55,667,745

Electronic Connectors — 0.4%
Amphenol Corp., Class A	66,470	5,949,065

Electronic Forms — 1.6%
Adobe, Inc.†	99,760	24,517,018

Electronic Security Devices — 1.7%
Allegion PLC	308,760	26,469,995

Enterprise Software/Service — 0.4%
Paycom Software, Inc.†	46,050	5,765,460

Entertainment Software — 1.9%
Activision Blizzard, Inc.	273,220	18,865,841
Electronic Arts, Inc.†	123,810	11,264,234

		30,130,075

Finance-Credit Card — 5.1%
Visa, Inc., Class A	577,360	79,589,076

Industrial Automated/Robotic — 0.2%
Cognex Corp.	84,421	3,616,596

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	13,420	7,338,324

Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	355,860	54,015,989

Machinery-General Industrial — 1.8%
IDEX Corp.	55,380	7,023,292
Roper Technologies, Inc.	75,800	21,443,820

		28,467,112

Medical Instruments — 5.8%
Edwards Lifesciences Corp.†	284,670	42,017,292
Intuitive Surgical, Inc.†	90,580	47,208,484

		89,225,776

Medical Products — 1.6%
Stryker Corp.	153,760	24,942,947

Medical-Biomedical/Gene — 5.8%
Biogen, Inc.†	144,300	43,906,161
Regeneron Pharmaceuticals, Inc.†	81,540	27,661,629
Vertex Pharmaceuticals, Inc.†	109,980	18,637,211

		90,205,001

Medical-Drugs — 2.8%
Zoetis, Inc.	490,140	44,186,121

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	230,020	60,115,727

Networking Products — 1.1%
Arista Networks, Inc.†	75,628	17,420,910

Retail-Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	29,970	5,139,555

Retail-Building Products — 3.7%
Home Depot, Inc.	323,490	56,895,421

Retail-Discount — 3.6%
Costco Wholesale Corp.	220,550	50,424,347
Dollar Tree, Inc.†	71,201	6,002,244

		56,426,591

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	219,070	24,071,412

Retail-Perfume & Cosmetics — 2.3%
Ulta Beauty, Inc.†	128,160	35,182,483

Web Portals/ISP — 7.8%
Alphabet, Inc., Class C†	111,678	120,251,520

TOTAL INVESTMENTS (cost $1,286,794,450)	92.8%	1,437,212,667
Other assets less liabilities	7.2	112,245,809

NET ASSETS	100.0%	$1,549,458,476

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,437,212,667	$—	$—	$1,437,212,667

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.2%
Airlines — 3.6%
Alaska Air Group, Inc.	108,060	$6,637,045
Hawaiian Holdings, Inc.	149,590	5,177,310
SkyWest, Inc.	118,929	6,813,443

		18,627,798

Applications Software — 0.7%
Nuance Communications, Inc.†	207,916	3,615,659

Auction Houses/Art Dealers — 1.0%
Sotheby’s†	120,140	5,045,880

Auto/Truck Parts & Equipment-Original — 1.6%
Cooper-Standard Holdings, Inc.†	50,776	4,704,396
Lear Corp.	27,110	3,602,919

		8,307,315

Banks-Commercial — 8.5%
Associated Banc-Corp.	229,100	5,310,538
BankUnited, Inc.	201,066	6,655,285
Synovus Financial Corp.	129,350	4,858,386
Texas Capital Bancshares, Inc.†	84,250	5,495,628
Umpqua Holdings Corp.	352,695	6,771,744
Webster Financial Corp.	99,017	5,826,160
Zions Bancorporation	185,689	8,736,667

		43,654,408

Banks-Super Regional — 2.2%
Comerica, Inc.	77,050	6,284,198
Huntington Bancshares, Inc.	354,250	5,076,402

		11,360,600

Batteries/Battery Systems — 1.0%
EnerSys	64,922	5,165,844

Beverages-Non-alcoholic — 1.2%
Cott Corp.	412,410	6,202,646

Building-Heavy Construction — 1.5%
Granite Construction, Inc.	91,680	4,191,610
Tutor Perini Corp.†	225,730	3,498,815

		7,690,425

Building-Residential/Commercial — 1.8%
Lennar Corp., Class A	132,936	5,713,589
Taylor Morrison Home Corp., Class A†	214,590	3,549,319

		9,262,908

Chemicals-Diversified — 0.7%
Orion Engineered Carbons SA	137,100	3,538,551

Chemicals-Specialty — 0.1%
Stepan Co.	8,597	710,026

Commercial Services — 1.1%
Quanta Services, Inc.†	185,899	5,800,049

Computer Services — 2.5%
Amdocs, Ltd.	88,030	5,569,658
Genpact, Ltd.	263,690	7,227,743

		12,797,401

Computers-Integrated Systems — 2.5%
NCR Corp.†	282,371	7,581,661
NetScout Systems, Inc.†	216,510	5,469,043

		13,050,704

Consulting Services — 1.2%
Booz Allen Hamilton Holding Corp.	120,138	5,951,637

Containers-Paper/Plastic — 1.1%
Graphic Packaging Holding Co.	509,344	5,607,877

Distribution/Wholesale — 1.0%
Anixter International, Inc.†	80,380	5,280,162

E-Services/Consulting — 0.6%
CDW Corp.	33,120	2,981,131

Electric-Integrated — 4.1%
Alliant Energy Corp.	168,398	7,237,746
Black Hills Corp.	68,807	4,094,016
PNM Resources, Inc.	124,580	4,785,118
Portland General Electric Co.	111,600	5,030,928

		21,147,808

Electronic Components-Misc. — 0.6%
Sanmina Corp.†	129,520	3,276,856

Electronic Components-Semiconductors — 0.6%
Mellanox Technologies, Ltd.†	34,040	2,882,848

Electronic Parts Distribution — 1.3%
Avnet, Inc.	163,470	6,550,243

Engineering/R&D Services — 0.8%
AECOM†	142,148	4,142,193

Enterprise Software/Service — 1.5%
Verint Systems, Inc.†	163,104	7,448,960

Finance-Consumer Loans — 0.7%
OneMain Holdings, Inc.†	129,730	3,699,900

Food-Misc./Diversified — 2.4%
Ingredion, Inc.	54,496	5,513,905
Nomad Foods, Ltd.†	349,160	6,668,956

		12,182,861

Food-Wholesale/Distribution — 1.3%
US Foods Holding Corp.†	226,389	6,603,767

Footwear & Related Apparel — 0.7%
Skechers U.S.A., Inc., Class A†	125,680	3,590,678

Gas-Distribution — 1.0%
Southwest Gas Holdings, Inc.	66,500	5,138,455

Insurance-Multi-line — 2.6%
American Financial Group, Inc.	59,863	5,988,096
Old Republic International Corp.	333,796	7,360,202

		13,348,298

Insurance-Property/Casualty — 2.5%
First American Financial Corp.	93,510	4,145,298
Hanover Insurance Group, Inc.	33,540	3,735,685
Selective Insurance Group, Inc.	76,220	4,942,867

		12,823,850

Insurance-Reinsurance — 5.0%
Essent Group, Ltd.†	160,356	6,321,234
Everest Re Group, Ltd.	42,472	9,252,950
Reinsurance Group of America, Inc.	69,530	9,898,986

		25,473,170

Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	84,680	4,753,935
Terex Corp.	111,880	3,735,673

		8,489,608

Machinery-Electrical — 1.0%
Regal Beloit Corp.	73,810	5,292,177

Machinery-Pumps — 0.4%
SPX FLOW, Inc.†	67,199	2,300,222

Medical Labs & Testing Services — 1.4%
ICON PLC†	51,152	7,063,068

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	42,182	5,347,412
WellCare Health Plans, Inc.†	15,976	4,409,216

		9,756,628

Medical-Hospitals — 1.4%
LifePoint Health, Inc.†	107,016	6,941,058

Metal-Aluminum — 1.1%
Alcoa Corp.†	165,530	5,791,895

Networking Products — 0.4%
Infinera Corp.†	374,430	2,074,342

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	267,354	4,438,076

Oil & Gas Drilling — 1.0%
Patterson-UTI Energy, Inc.	309,770	5,154,573

Oil Companies-Exploration & Production — 4.0%
Oasis Petroleum, Inc.†	507,850	5,108,971
QEP Resources, Inc.†	661,808	5,896,709
SM Energy Co.	231,160	5,626,434
SRC Energy, Inc.†	585,170	4,143,004

		20,775,118

Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	92,428	3,933,736

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	58,960	3,976,262

Oil-Field Services — 3.0%
Helix Energy Solutions Group, Inc.†	240,540	2,049,401
MRC Global, Inc.†	278,390	4,406,914
Oil States International, Inc.†	183,630	4,089,440
RPC, Inc.	341,870	5,087,025

		15,632,780

Publishing-Books — 1.1%
Houghton Mifflin Harcourt Co.†	388,981	2,606,173
Scholastic Corp.	72,670	3,152,424

		5,758,597

Real Estate Investment Trusts — 9.0%
American Campus Communities, Inc.	168,282	6,648,822
Camden Property Trust	86,030	7,765,928
CubeSmart	246,348	7,139,165
Empire State Realty Trust, Inc., Class A	428,306	6,792,933
MGM Growth Properties LLC, Class A	140,036	3,961,618
STAG Industrial, Inc.	258,200	6,831,972
Sun Communities, Inc.	70,923	7,125,634

		46,266,072

Retail-Arts & Crafts — 0.8%
Michaels Cos., Inc.†	270,350	4,285,047

Retail-Building Products — 0.6%
BMC Stock Holdings, Inc.†	188,040	3,147,790

Retail-Jewelry — 1.2%
Signet Jewelers, Ltd.	110,400	6,187,920

Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.	329,600	6,575,520

Rubber/Plastic Products — 1.0%
Trinseo SA	91,710	4,941,335

Savings & Loans/Thrifts — 1.2%
Sterling Bancorp	329,990	5,933,220

Semiconductor Components-Integrated Circuits — 1.6%
Cypress Semiconductor Corp.	337,440	4,366,474
MaxLinear, Inc.†	185,962	3,609,522

		7,975,996

Telecom Equipment-Fiber Optics — 1.1%
Finisar Corp.†	342,310	5,713,154

Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	95,000	2,285,700

Transport-Air Freight — 0.7%
Atlas Air Worldwide Holdings, Inc.†	66,824	3,449,455

Transport-Truck — 0.4%
Werner Enterprises, Inc.	63,520	2,044,709

TOTAL INVESTMENTS (cost $484,005,528)	99.2%	509,144,966
Other assets less liabilities	0.8	4,280,771

NET ASSETS	100.0%	$513,425,737

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$509,144,966	$—	$—	$509,144,966

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 38.8%
Australia — 1.2%
AGL Energy, Ltd.	68,406	$875,253
Aristocrat Leisure, Ltd.	29,579	558,091
Australia & New Zealand Banking Group, Ltd.	25,859	478,069
BHP Billiton, Ltd.	29,411	680,583
Boral, Ltd.	29,915	119,133
Brambles, Ltd.	22,836	170,861
Cochlear, Ltd.	2,917	368,473
Commonwealth Bank of Australia	13,097	644,172
Computershare, Ltd.	45,712	641,206
CSL, Ltd.	6,941	930,888
Flight Centre Travel Group, Ltd.	378	12,442
Incitec Pivot, Ltd.	147,805	409,154
Macquarie Group, Ltd.	5,657	470,891
QBE Insurance Group, Ltd.	55,888	448,740
Rio Tinto, Ltd.	4,401	238,640
Sonic Healthcare, Ltd.	3,536	56,579
South32, Ltd.	141,531	362,096
Stockland	27,247	69,735
Transurban Group	85,768	688,358
Treasury Wine Estates, Ltd.	45,217	485,590
Westpac Banking Corp.	21,392	409,133
Woodside Petroleum, Ltd.	7,981	197,364

		9,315,451

Austria — 0.1%
OMV AG	7,125	396,339

Belgium — 0.2%
Ageas	16,239	812,527
Anheuser-Busch InBev SA	3,169	233,514
Groupe Bruxelles Lambert SA	3,003	279,442
UCB SA	5,214	437,653

		1,763,136

Bermuda — 0.2%
Athene Holding, Ltd., Class A†	6,422	293,614
Axalta Coating Systems, Ltd.†	12,396	305,933
Bunge, Ltd.	2,789	172,360
CK Infrastructure Holdings, Ltd.	12,000	87,888
Dairy Farm International Holdings, Ltd.	10,000	90,435
Everest Re Group, Ltd.	662	144,223
Jardine Matheson Holdings, Ltd.	300	17,339
Jardine Strategic Holdings, Ltd.	900	30,204
Kerry Properties, Ltd.	2,500	7,889
NWS Holdings, Ltd.	34,000	67,359

		1,217,244

Canada — 0.4%
Bausch Health Cos, Inc.†	280	6,406
BlackBerry, Ltd.†	9,003	83,092
CCL Industries, Inc., Class B	6,633	279,035
Constellation Software, Inc.	854	587,742
Gildan Activewear, Inc.	20,021	598,448
Kinross Gold Corp.†	49,156	127,702
Linamar Corp.	2,190	90,681
Magna International, Inc.	5,654	278,351
Manulife Financial Corp.	2,471	38,911
Nutrien, Ltd.	15,643	828,106
Open Text Corp.	1,816	61,304
Saputo, Inc.	964	29,371
Sun Life Financial, Inc.	2,031	74,378
Trisura Group, Ltd.†	11	217
Turquoise Hill Resources, Ltd.†	70,360	118,652
West Fraser Timber Co., Ltd.	901	45,267

		3,247,663

Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	28,500	184,529
CK Hutchison Holdings, Ltd.	42,500	427,000
WH Group, Ltd.*	24,500	17,118
Wharf Real Estate Investment Co., Ltd.	10,000	62,110

		690,757

Denmark — 0.3%
Carlsberg A/S, Class B	1,245	137,325
Coloplast A/S, Class B	3,586	334,274
Danske Bank A/S	11,470	219,393
H. Lundbeck A/S	3,322	154,835
ISS A/S	6,584	216,203
Novo Nordisk A/S, Class B	27,309	1,179,463
Novozymes A/S, Class B	2,622	129,511
Pandora A/S	3,588	224,427
Tryg A/S	2,931	70,552

		2,665,983

Finland — 0.2%
Fortum Oyj	13,611	286,638
Neste Oyj	4,623	380,905
Nokia Oyj	59,202	333,660
Nordea Bank Abp	53,974	469,426
Orion Oyj, Class B	910	31,261

		1,501,890

France — 2.0%
Air Liquide SA	2,682	324,880
Arkema SA	3,918	410,269
Atos SE	170	14,552
AXA SA	32,946	824,754
BNP Paribas SA	8,734	455,428
Capgemini SE	3,536	432,319
Cie de Saint-Gobain	14,029	527,897
Cie Generale des Etablissements Michelin SCA	2,793	286,153
Danone SA	7,683	544,348
Dassault Aviation SA	679	1,126,474
Dassault Systemes SE	3,368	421,151
Electricite de France SA	6,863	113,861
EssilorLuxottica SA	1,578	215,735
Kering SA	1,434	635,848
L’Oreal SA	5,158	1,161,546
LVMH Moet Hennessy Louis Vuitton SE	3,803	1,152,144
Natixis SA	2,335	13,641
Pernod Ricard SA	4,478	683,283
Peugeot SA	18,267	433,370
Publicis Groupe SA	523	30,339

Rexel SA	11,392	145,375
Sanofi	19,892	1,777,962
SCOR SE	1,387	64,173
Societe BIC SA	3,526	337,432
Societe Generale SA	4,137	151,964
Sodexo SA	1,629	166,205
TOTAL SA	39,284	2,305,546
Ubisoft Entertainment SA†	1,955	175,310

		14,931,959

Germany — 2.1%
adidas AG	3,786	891,835
Allianz SE	7,948	1,659,671
BASF SE	19,043	1,466,931
Bayer AG	11,535	885,613
Bayerische Motoren Werke AG	1,158	99,889
Bayerische Motoren Werke AG (Preference Shares)	427	32,233
Commerzbank AG†	7,116	67,181
Continental AG	151	24,962
Covestro AG*	7,524	486,482
Daimler AG	8,434	500,004
Deutsche Bank AG	17,847	174,810
Deutsche Boerse AG	1,556	197,051
Deutsche Lufthansa AG	5,634	113,349
Deutsche Post AG	2,981	94,380
Deutsche Telekom AG	12,213	200,538
E.ON SE	6,373	61,745
Evonik Industries AG	27,612	856,252
Fresenius Medical Care AG & Co. KGaA	8,446	664,810
Fresenius SE & Co. KGaA	7,493	477,530
Hannover Rueck SE	2,643	356,502
HeidelbergCement AG	4,207	285,831
Henkel AG & Co. KGaA	3,612	354,119
Henkel AG & Co. KGaA (Preference Shares)	3,733	408,281
HUGO BOSS AG	4,360	312,014
K+S AG	12,704	236,898
Merck KGaA	3,411	365,518
MTU Aero Engines AG	3,537	751,972
Muenchener Rueckversicherungs-Gesellschaft AG	3,854	829,604
ProSiebenSat.1 Media SE	5,516	127,523
Puma SE (XETR)	328	168,624
Puma SE (OTC)	4	2,057
SAP SE	13,911	1,490,844
Sartorius AG (Preference Shares)	474	68,662
Siemens AG	7,208	830,589
Uniper SE	5,901	170,540
Volkswagen AG	213	35,159
Volkswagen AG (Preference Shares)	555	93,474
Wirecard AG	1,039	194,477

		16,037,954

Hong Kong — 0.5%
AIA Group, Ltd.	148,600	1,130,255
Bank of East Asia, Ltd.	11,400	36,836
BOC Hong Kong Holdings, Ltd.	60,500	225,434
CLP Holdings, Ltd.	32,000	358,493
Hang Seng Bank, Ltd.	12,300	287,306
Henderson Land Development Co., Ltd.	8,352	38,971
Hong Kong & China Gas Co., Ltd.	191,000	363,863
Hong Kong Exchanges & Clearing, Ltd.	13,100	349,321
Link REIT	21,000	185,873
New World Development Co., Ltd.	21,000	26,581
Power Assets Holdings, Ltd.	24,500	163,388
Sun Hung Kai Properties, Ltd.	18,500	241,108
Swire Pacific, Ltd., Class A	1,000	10,364
Swire Properties, Ltd.	8,000	27,397
Techtronic Industries Co., Ltd.	28,500	133,798
Wheelock & Co., Ltd.	5,000	26,752

		3,605,740

Ireland — 0.4%
Allergan PLC	5,822	919,934
CRH PLC	13,020	389,042
James Hardie Industries PLC CDI	58,469	778,896
Jazz Pharmaceuticals PLC†	987	156,756
Linde PLC	225	37,231
Paddy Power Betfair PLC	734	63,322
Perrigo Co. PLC	1,801	126,610
Seagate Technology PLC	9,535	383,593

		2,855,384

Israel — 0.1%
Bank Hapoalim B.M.	5,794	39,135
Bank Leumi Le-Israel B.M.	13,480	84,016
Check Point Software Technologies, Ltd.†	1,629	180,819
Israel Chemicals, Ltd.	14,539	83,584
Teva Pharmaceutical Industries, Ltd. ADR	11,074	221,258

		608,812

Italy — 0.3%
Assicurazioni Generali SpA	7,290	117,602
Davide Campari-Milano SpA	1,886	14,497
Enel SpA	24,687	121,128
Eni SpA	58,236	1,035,772
Intesa Sanpaolo SpA	155,368	343,489
Luxottica Group SpA	2,699	169,431
Recordati SpA	437	14,782
UniCredit SpA	19,904	254,436

		2,071,137

Japan — 4.9%
Acom Co., Ltd.	4,000	14,730
Air Water, Inc.	8,000	129,175
Alfresa Holdings Corp.	4,500	120,835
ANA Holdings, Inc.	3,600	121,371
Aozora Bank, Ltd.	2,300	79,153
Asahi Group Holdings, Ltd.	4,300	189,881
Asahi Kasei Corp.	30,000	359,326
Asics Corp.	8,300	120,154

Astellas Pharma, Inc.	54,000	833,005
Bridgestone Corp.	25,100	967,007
Brother Industries, Ltd.	6,400	116,814
Canon, Inc.	16,300	463,213
Central Japan Railway Co.	2,900	558,507
Chiba Bank, Ltd.	7,000	44,201
Chubu Electric Power Co., Inc.	19,500	280,943
Chugai Pharmaceutical Co., Ltd.	2,100	123,074
Chugoku Electric Power Co., Inc.	9,400	120,757
Coca-Cola Bottlers Japan Holdings, Inc.	2,000	52,167
Concordia Financial Group, Ltd.	7,600	34,742
Dai-ichi Life Holdings, Inc.	16,300	306,858
Daicel Corp.	12,900	136,143
Daiichi Sankyo Co., Ltd.	8,700	331,653
Daikin Industries, Ltd.	1,200	138,896
Daito Trust Construction Co., Ltd.	1,600	210,679
Daiwa House Industry Co., Ltd.	7,000	210,633
Daiwa Securities Group, Inc.	15,800	90,977
Denso Corp.	1,600	71,310
East Japan Railway Co.	1,200	104,782
Eisai Co., Ltd.	3,500	290,941
Electric Power Development Co., Ltd.	4,000	108,834
Fast Retailing Co., Ltd.	400	201,836
FUJIFILM Holdings Corp.	11,200	483,709
Fujitsu, Ltd.	6,000	363,284
Fukuoka Financial Group, Inc.	1,600	39,239
Hisamitsu Pharmaceutical Co., Inc.	600	33,746
Hitachi, Ltd.	17,600	537,533
Honda Motor Co., Ltd.	37,300	1,066,917
Hoya Corp.	7,800	441,751
Idemitsu Kosan Co., Ltd.	5,700	259,199
Isuzu Motors, Ltd.	400	5,230
ITOCHU Corp.	9,200	170,159
Japan Airlines Co., Ltd.	6,600	234,576
Japan Exchange Group, Inc.	8,400	150,156
Japan Post Bank Co., Ltd.	14,300	166,534
Japan Post Holdings Co., Ltd.	24,300	289,155
Japan Tobacco, Inc.	21,100	542,568
JSR Corp.	2,600	38,657
JXTG Holdings, Inc.	105,000	711,959
Kajima Corp.	15,400	197,694
Kaneka Corp.	800	33,313
Kansai Electric Power Co., Inc.	21,800	335,211
Kao Corp.	8,100	538,630
Keyence Corp.	400	194,882
Kikkoman Corp.	5,700	312,860
Kirin Holdings Co., Ltd.	13,200	314,761
Kobayashi Pharmaceutical Co., Ltd.	100	6,530
Konami Holdings Corp.	1,900	72,317
Konica Minolta, Inc.	12,500	123,597
Kose Corp.	1,000	148,553
Kuraray Co., Ltd.	6,600	90,569
Kyocera Corp.	2,500	135,387
Kyowa Hakko Kirin Co., Ltd.	1,600	31,020
Kyushu Electric Power Co., Inc.	9,100	105,755
Kyushu Railway Co.	1,200	36,698
Lion Corp.	5,000	94,557
LIXIL Group Corp.	500	7,848
Marubeni Corp.	62,100	501,848
Mazda Motor Corp.	17,700	191,410
Medipal Holdings Corp.	2,200	47,105
MEIJI Holdings Co., Ltd.	2,100	139,314
Mitsubishi Chemical Holdings Corp.	51,900	403,238
Mitsubishi Corp.	9,000	252,620
Mitsubishi Electric Corp.	5,800	73,355
Mitsubishi Gas Chemical Co., Inc.	9,000	150,792
Mitsubishi Tanabe Pharma Corp.	3,000	44,497
Mitsubishi UFJ Financial Group, Inc.	146,800	888,511
Mitsui & Co., Ltd.	1,000	16,805
Mitsui Chemicals, Inc.	10,700	241,838
Mizuho Financial Group, Inc.	322,200	552,721
MS&AD Insurance Group Holdings, Inc.	13,600	409,441
NEC Corp.	3,700	106,062
Nintendo Co., Ltd.	1,100	341,003
Nissan Chemical Corp.	600	28,260
Nissan Motor Co., Ltd.	95,300	870,341
Nissin Foods Holdings Co., Ltd.	1,000	64,450
Nomura Holdings, Inc.	38,300	180,663
Nomura Research Institute, Ltd.	900	40,065
NTT Data Corp.	7,100	91,218
Obayashi Corp.	24,400	214,590
Olympus Corp.	2,600	86,510
Ono Pharmaceutical Co., Ltd.	1,700	38,607
Oracle Corp. Japan	200	13,527
ORIX Corp.	45,400	738,066
Osaka Gas Co., Ltd.	10,600	194,164
Otsuka Corp.	2,400	79,438
Otsuka Holdings Co., Ltd.	3,900	186,339
Panasonic Corp.	21,800	240,361
Pola Orbis Holdings, Inc.	5,700	151,656
Recruit Holdings Co., Ltd.	10,900	292,132
Resona Holdings, Inc.	32,900	172,898
Ricoh Co., Ltd.	14,800	147,650
SBI Holdings, Inc.	3,200	83,468
Secom Co., Ltd.	1,300	106,305
Seiko Epson Corp.	12,100	194,854
Sekisui Chemical Co., Ltd.	4,300	67,271
Seven & i Holdings Co., Ltd.	6,100	263,971
Shimizu Corp.	14,300	116,685
Shin-Etsu Chemical Co., Ltd.	7,400	617,976
Shionogi & Co., Ltd.	7,300	466,444
Shiseido Co., Ltd.	7,800	490,636
Shizuoka Bank, Ltd.	7,000	61,208
Showa Denko KK	3,200	138,680
Showa Shell Sekiyu KK	26,600	511,453
SoftBank Group Corp.	2,600	210,804
Sompo Holdings, Inc.	10,500	434,225
Sony Corp.	13,300	715,807
Sony Financial Holdings, Inc.	1,200	27,794
Subaru Corp.	27,800	749,819
Sumitomo Chemical Co., Ltd.	51,000	254,444
Sumitomo Dainippon Pharma Co., Ltd.	6,600	137,487
Sumitomo Mitsui Financial Group, Inc.	19,900	773,099
Sumitomo Mitsui Trust Holdings, Inc.	5,100	205,464
Suzuken Co., Ltd.	3,400	171,882

Suzuki Motor Corp.	5,700	284,392
T&D Holdings, Inc.	11,400	182,846
Taiheiyo Cement Corp.	6,400	188,475
Taisei Corp.	6,400	273,140
Taisho Pharmaceutical Holdings Co., Ltd.	1,000	106,446
Taiyo Nippon Sanso Corp.	7,700	123,501
Takeda Pharmaceutical Co., Ltd.	8,100	327,311
Teijin, Ltd.	12,200	211,149
Terumo Corp.	500	26,886
Toho Gas Co., Ltd.	900	31,045
Tohoku Electric Power Co., Inc.	10,600	134,497
Tokio Marine Holdings, Inc.	13,400	632,634
Tokyo Electric Power Co. Holdings, Inc.†	34,500	176,335
Tokyo Electron, Ltd.	5,400	753,794
Tokyo Gas Co., Ltd.	14,600	358,918
Toshiba Corp.†	800	23,885
Tosoh Corp.	16,000	210,660
Toyo Suisan Kaisha, Ltd.	3,300	113,559
Toyota Motor Corp.	31,800	1,862,014
Trend Micro, Inc.	2,600	149,525
Unicharm Corp.	1,300	35,276
Yamaguchi Financial Group, Inc.	4,800	50,618
Yamato Holdings Co., Ltd.	900	24,556
Yamazaki Baking Co., Ltd.	6,100	109,838
Yokohama Rubber Co., Ltd.	4,400	85,084

		36,714,806

Jersey — 0.4%
Experian PLC	12,052	277,432
Ferguson PLC	17,231	1,162,638
Glencore PLC	166,428	677,430
Shire PLC	9,500	568,228
WPP PLC	6,919	78,514

		2,764,242

Luxembourg — 0.0%
ArcelorMittal	9,886	246,495
Tenaris SA	7,615	112,385

		358,880

Netherlands — 1.0%
Aegon NV	27,906	171,445
Airbus SE	513	56,541
ASML Holding NV	7,564	1,293,402
EXOR NV	2,035	115,280
Fiat Chrysler Automobiles NV†	24,613	373,193
Heineken Holding NV	5,266	456,030
Heineken NV	5,160	465,025
ING Groep NV	18,825	222,718
Koninklijke Ahold Delhaize NV	7,491	171,617
Koninklijke Philips NV	19,041	709,852
LyondellBasell Industries NV, Class A	4,917	438,941
Mylan NV†	6,770	211,562
NXP Semiconductors NV	1,027	77,015
QIAGEN NV†	9,026	327,805
STMicroelectronics NV	7,131	108,418
Unilever NV CVA	27,145	1,461,426
Wolters Kluwer NV	14,900	846,016

		7,506,286

New Zealand — 0.1%
a2 Milk Co., Ltd.†	10,832	74,351
Auckland International Airport, Ltd.	70,733	322,431

		396,782

Norway — 0.1%
DNB ASA	20,433	368,478
Equinor ASA†	7,904	203,653

		572,131

Papua New Guinea — 0.0%
Oil Search, Ltd.	7,522	41,480

Portugal — 0.1%
Galp Energia SGPS SA	53,567	933,843

Singapore — 0.2%
DBS Group Holdings, Ltd.	20,000	339,358
Oversea-Chinese Banking Corp., Ltd.	35,200	273,587
Sembcorp Industries, Ltd.	3,800	7,752
Singapore Exchange, Ltd.	32,900	162,675
Singapore Technologies Engineering, Ltd.	147,000	377,413
Singapore Telecommunications, Ltd.	20,600	47,053
United Overseas Bank, Ltd.	14,900	262,826

		1,470,664

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	9,448	353,728
Banco Bilbao Vizcaya Argentaria SA	121,785	672,290
Banco Santander SA	226,567	1,074,100
Bankinter SA	10,845	88,932
CaixaBank SA	68,222	276,156
Iberdrola SA	23,310	164,967
Mapfre SA	12,516	37,414
Red Electrica Corp. SA	4,847	100,387
Repsol SA	78,829	1,412,186

		4,180,160

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	22,500	21,389

Sweden — 0.4%
Essity AB, Class B	23,335	532,299
Hennes & Mauritz AB, Class B	10,280	180,933
Investor AB, Class B	1,232	53,360
Securitas AB, Class B	504	8,638
Skandinaviska Enskilda Banken AB, Class A	31,930	329,968
Svenska Handelsbanken AB, Class A	29,153	316,411
Swedbank AB, Class A	17,305	389,103
Swedish Match AB	13,193	672,553
Telefonaktiebolaget LM Ericsson, Class B	30,237	262,661

		2,745,926

Switzerland — 1.6%
Adecco Group AG	4,982	243,750
Barry Callebaut AG	114	222,402
Chocoladefabriken Lindt & Spruengli AG	1	79,812
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	27	186,002
Credit Suisse Group AG	16,283	212,214
Kuehne & Nagel International AG	2,015	279,826
LafargeHolcim, Ltd.	15,005	695,889
Lonza Group AG	798	250,223
Nestle SA	47,889	4,038,890
Novartis AG	19,518	1,704,433
Roche Holding AG	6,735	1,634,235
SGS SA	363	860,026
Swiss Re AG	1,910	172,270
Temenos AG	1,757	240,038
UBS Group AG	38,169	532,589
Zurich Insurance Group AG	1,062	329,527

		11,682,126

United Kingdom — 3.0%
Admiral Group PLC	9,388	241,376
Aon PLC	1,306	203,971
Ashtead Group PLC	41,359	1,022,331
AstraZeneca PLC	9,052	691,446
Aviva PLC	150,985	826,046
BAE Systems PLC	80,343	539,690
Barclays PLC	194,174	427,105
Barratt Developments PLC	5,850	38,378
Berkeley Group Holdings PLC	138	6,171
BP PLC	250,861	1,817,117
British American Tobacco PLC	24,056	1,043,882
Carnival PLC	1,823	99,530
Coca-Cola European Partners PLC	4,564	207,616
Compass Group PLC	7,122	140,135
Diageo PLC	26,503	916,664
Direct Line Insurance Group PLC	52,692	221,768
Fresnillo PLC	31,494	341,468
GlaxoSmithKline PLC	34,977	676,348
Hargreaves Lansdown PLC	8,169	194,384
HSBC Holdings PLC	305,915	2,520,204
Intertek Group PLC	211	12,632
Investec PLC	24,404	150,765
Legal & General Group PLC	233,443	749,798
Lloyds Banking Group PLC	109,800	80,273
Mediclinic International PLC	6,610	31,788
Melrose Industries PLC	55,257	118,907
Micro Focus International PLC	3,320	51,452
National Grid PLC	32,804	347,640
Nielsen Holdings PLC	9,878	256,630
NMC Health PLC	1,084	48,882
Persimmon PLC	1,293	37,883
Prudential PLC	54,627	1,095,818
Reckitt Benckiser Group PLC	4,833	390,790
RELX PLC ADR	23,413	463,471
Royal Bank of Scotland Group PLC	139,538	421,257
Royal Dutch Shell PLC, Class A	75,019	2,396,635
Royal Dutch Shell PLC, Class B	65,303	2,126,245
Smith & Nephew PLC	3,658	59,490
St James’s Place PLC	16,136	208,749
Standard Chartered PLC	64,038	449,514
Standard Life Aberdeen PLC	67,390	232,778
TechnipFMC PLC	3,773	99,230
Tesco PLC	65,763	179,208
Travis Perkins PLC	727	10,285
Unilever PLC	2,333	123,541

		22,319,291

United States — 18.3%
AbbVie, Inc.	16,813	1,308,892
Activision Blizzard, Inc.	1,673	115,521
Adobe, Inc.†	2,957	726,712
Advance Auto Parts, Inc.	124	19,810
Aetna, Inc.	6,153	1,220,755
Agilent Technologies, Inc.	1,117	72,370
Alaska Air Group, Inc.	825	50,672
Albemarle Corp.	13,173	1,307,025
Alexion Pharmaceuticals, Inc.†	973	109,044
Alliance Data Systems Corp.	29	5,979
Allstate Corp.	7,708	737,810
Ally Financial, Inc.	1,701	43,222
Alnylam Pharmaceuticals, Inc.†	530	42,628
Alphabet, Inc., Class A†	864	942,261
Alphabet, Inc., Class C†	1,090	1,173,679
Altria Group, Inc.	14,528	944,901
Amazon.com, Inc.†	908	1,450,993
American Airlines Group, Inc.	6,688	234,615
American Express Co.	5,671	582,582
American Financial Group, Inc.	662	66,220
Ameriprise Financial, Inc.	3,765	479,059
Amgen, Inc.	8,408	1,620,978
Anadarko Petroleum Corp.	5,736	305,155
Anthem, Inc.	1,706	470,122
Apartment Investment & Management Co., Class A	1,047	45,063
Apple, Inc.	26,965	5,901,560
Archer-Daniels-Midland Co.	5,411	255,670
Autodesk, Inc.†	240	31,020
Automatic Data Processing, Inc.	5,978	861,310
AutoZone, Inc.†	211	154,762
Ball Corp.	644	28,851
Bank of America Corp.	56,960	1,566,400
BB&T Corp.	4,565	224,415
Berkshire Hathaway, Inc., Class B†	9,739	1,999,222
Best Buy Co., Inc.	4,951	347,362
Biogen, Inc.†	2,211	672,741
Boeing Co.	1,171	415,541
Brighthouse Financial, Inc.†	786	31,149
Bristol-Myers Squibb Co.	25,003	1,263,652
Broadridge Financial Solutions, Inc.	2,691	314,686
C.H. Robinson Worldwide, Inc.	4,396	391,376
CA, Inc.	5,608	248,771
Cabot Oil & Gas Corp.	4,681	113,421
Campbell Soup Co.	3,533	132,170
Capital One Financial Corp.	3,969	354,432
Cardinal Health, Inc.	627	31,726
CBS Corp., Class B	3,466	198,775
CDK Global, Inc.	8,425	482,247
CDW Corp.	11,561	1,040,606

Celgene Corp.†	8,974	642,538
Centene Corp.†	2,781	362,420
Cerner Corp.†	1,372	78,588
CF Industries Holdings, Inc.	9,877	474,392
Charles Schwab Corp.	9,809	453,568
Charter Communications, Inc., Class A†	827	264,946
Chevron Corp.	6,370	711,210
Chipotle Mexican Grill, Inc.†	1,379	634,795
Church & Dwight Co., Inc.	5,194	308,368
Cigna Corp.	3,742	800,077
Cimarex Energy Co.	168	13,351
Cintas Corp.	4,610	838,421
CIT Group, Inc.	2,025	95,945
Citigroup, Inc.	5,846	382,679
Citizens Financial Group, Inc.	4,957	185,144
Citrix Systems, Inc.†	2,623	268,779
Clorox Co.	4,765	707,364
CME Group, Inc.	2,538	465,063
Coca-Cola Co.	8,190	392,137
Colgate-Palmolive Co.	11,219	668,091
Comcast Corp., Class A	24,189	922,568
Comerica, Inc.	1,017	82,947
Conagra Brands, Inc.	22,424	798,294
ConocoPhillips	6,405	447,709
Constellation Brands, Inc., Class A	244	48,612
Copart, Inc.†	4,442	217,258
CoStar Group, Inc.†	176	63,610
Coty, Inc., Class A	12,467	131,527
CSX Corp.	1,587	109,281
CVS Health Corp.	4,466	323,294
D.R. Horton, Inc.	1,365	49,085
Darden Restaurants, Inc.	5,259	560,346
DaVita, Inc.†	1,276	85,926
Dell Technologies, Inc., Class V†	3,046	275,328
Delta Air Lines, Inc.	826	45,207
Devon Energy Corp.	3,061	99,176
Discover Financial Services	4,750	330,933
Domino’s Pizza, Inc.	2,502	672,513
DowDuPont, Inc.	30,093	1,622,615
E*TRADE Financial Corp.	2,022	99,927
Eastman Chemical Co.	3,847	301,412
Ecolab, Inc.	11,345	1,737,487
Eli Lilly & Co.	13,284	1,440,517
EOG Resources, Inc.	1,526	160,749
Equifax, Inc.	1,384	140,393
Estee Lauder Cos., Inc., Class A	5,706	784,233
Expeditors International of Washington, Inc.	1,190	79,944
Express Scripts Holding Co.†	3,287	318,740
Exxon Mobil Corp.	10,116	806,043
Facebook, Inc., Class A†	7,973	1,210,222
FedEx Corp.	1,978	435,833
Fidelity National Information Services, Inc.	7,416	772,006
Fifth Third Bancorp	6,582	177,648
Fiserv, Inc.†	9,046	717,348
FleetCor Technologies, Inc.†	735	147,022
Fluor Corp.	40,011	1,754,882
Foot Locker, Inc.	797	37,571
Ford Motor Co.	103,309	986,601
Fortune Brands Home & Security, Inc.	1,646	73,790
Freeport-McMoRan, Inc.	11,726	136,608
Gap, Inc.	14,082	384,439
General Mills, Inc.	20,692	906,310
General Motors Co.	39,228	1,435,353
Gilead Sciences, Inc.	13,408	914,157
Goldman Sachs Group, Inc.	1,493	336,477
H&R Block, Inc.	6,562	174,155
Halliburton Co.	5,520	191,434
Harley-Davidson, Inc.	6,618	252,940
Harris Corp.	58	8,625
Hartford Financial Services Group, Inc.	8,728	396,426
HCA Healthcare, Inc.	3,167	422,890
Helmerich & Payne, Inc.	304	18,936
Hershey Co.	3,908	418,742
Hess Corp.	1,438	82,541
HollyFrontier Corp.	190	12,814
Home Depot, Inc.	6,945	1,221,487
Hormel Foods Corp.	8,522	371,900
Humana, Inc.	904	289,651
Huntington Ingalls Industries, Inc.	1,121	244,916
Illumina, Inc.†	906	281,902
Incyte Corp.†	1,532	99,304
Ingredion, Inc.	784	79,325
Intel Corp.	9,409	441,094
International Flavors & Fragrances, Inc. (NYSE)	2,123	307,113
International Flavors & Fragrances, Inc.† (XTAE)	573	82,691
Intuit, Inc.	7,463	1,574,693
J.M. Smucker Co.	4,406	477,258
Jack Henry & Associates, Inc.	1,710	256,209
Jacobs Engineering Group, Inc.	13,072	981,576
Johnson & Johnson	21,737	3,042,963
JPMorgan Chase & Co.	19,228	2,096,237
Kellogg Co.	4,003	262,116
KeyCorp	309	5,611
Kimberly-Clark Corp.	10,662	1,112,047
Kraft Heinz Co.	14,146	777,606
L Brands, Inc.	13,062	423,470
Leidos Holdings, Inc.	2,075	134,419
Lincoln National Corp.	7,464	449,258
Lockheed Martin Corp.	53	15,574
Loews Corp.	3,693	171,946
Lowe’s Cos., Inc.	5,894	561,227
Lululemon Athletica, Inc.†	777	109,347
M&T Bank Corp.	425	70,299
Marathon Oil Corp.	4,451	84,524
Marathon Petroleum Corp.	3,674	258,833
Marriott International, Inc., Class A	1,018	118,994
Marsh & McLennan Cos., Inc.	5,059	428,750
Martin Marietta Materials, Inc.	4,918	842,355
Masco Corp.	6,781	203,430
McDonald’s Corp.	13,875	2,454,487
Merck & Co., Inc.	30,959	2,278,892
MetLife, Inc.	12,467	513,516

Mettler-Toledo International, Inc.†	253	138,345
Microsoft Corp.	48,108	5,138,415
Monster Beverage Corp.†	2,229	117,803
Morgan Stanley	6,423	293,274
Nektar Therapeutics†	6,052	234,091
NetApp, Inc.	1,198	94,031
Netflix, Inc.†	1,673	504,878
Newell Brands, Inc.	4,669	74,144
Newfield Exploration Co.†	6,139	124,008
News Corp., Class B	799	10,659
NIKE, Inc., Class B	8,811	661,177
Nordstrom, Inc.	189	12,431
Northrop Grumman Corp.	658	172,363
NRG Energy, Inc.	1,955	70,751
Nucor Corp.	16,683	986,299
NVIDIA Corp.	178	37,528
NVR, Inc.†	54	120,908
O’Reilly Automotive, Inc.†	737	236,393
Occidental Petroleum Corp.	1,966	131,860
ON Semiconductor Corp.†	1,569	26,673
Oracle Corp.	23,273	1,136,653
Paychex, Inc.	10,164	665,640
PepsiCo, Inc.	9,627	1,081,882
PerkinElmer, Inc.	723	62,525
Pfizer, Inc.	59,990	2,583,169
PG&E Corp.†	411	19,239
Philip Morris International, Inc.	2,480	218,414
Phillips 66	399	41,025
PPG Industries, Inc.	10,320	1,084,529
Principal Financial Group, Inc.	5,546	261,050
Procter & Gamble Co.	31,802	2,820,201
Progressive Corp.	8,207	572,028
PulteGroup, Inc.	11,380	279,607
Quanta Services, Inc.†	1,001	31,231
Quest Diagnostics, Inc.	2,390	224,923
Ralph Lauren Corp.	1,359	176,140
Raymond James Financial, Inc.	842	64,573
Red Hat, Inc.†	2,367	406,272
Regeneron Pharmaceuticals, Inc.†	591	200,491
Regions Financial Corp.	10,056	170,650
Republic Services, Inc.	1,189	86,417
Robert Half International, Inc.	8,352	505,547
Rollins, Inc.	171	10,123
Ross Stores, Inc.	6,523	645,777
S&P Global, Inc.	2,243	408,944
salesforce.com, Inc.†	3,015	413,779
ServiceNow, Inc.†	111	20,095
Sherwin-Williams Co.	5,024	1,976,793
Simon Property Group, Inc.	2,024	371,444
Southwest Airlines Co.	9,918	486,974
Spirit AeroSystems Holdings, Inc., Class A	3,079	258,667
Splunk, Inc.†	1,205	120,307
Starbucks Corp.	28,490	1,660,112
Steel Dynamics, Inc.	12,405	491,238
SunTrust Banks, Inc.	4,162	260,791
SVB Financial Group†	457	108,414
Symantec Corp.	2,652	48,134
Synchrony Financial	7,890	227,863
T. Rowe Price Group, Inc.	580	56,254
Tapestry, Inc.	1,212	51,280
TD Ameritrade Holding Corp.	816	42,204
Tesla, Inc.†	626	211,162
Thermo Fisher Scientific, Inc.	2,713	633,892
Tiffany & Co.	940	104,622
TJX Cos., Inc.	8,912	979,251
Torchmark Corp.	1,033	87,454
Tractor Supply Co.	6,640	610,150
TransDigm Group, Inc.†	208	68,692
TransUnion	4,519	297,124
Travelers Cos., Inc.	4,228	529,050
Tyson Foods, Inc., Class A	12,016	719,999
Ulta Beauty, Inc.†	2,350	645,122
Under Armour, Inc., Class A†	382	8,446
Union Pacific Corp.	1,631	238,485
United Continental Holdings, Inc.†	3,797	324,681
United Parcel Service, Inc., Class B	9,066	965,892
United Therapeutics Corp.†	1,337	148,220
UnitedHealth Group, Inc.	10,233	2,674,395
Universal Health Services, Inc., Class B	770	93,601
Unum Group	11,362	411,986
US Bancorp	10,904	569,952
Valero Energy Corp.	1,510	137,546
Verisk Analytics, Inc.†	5,032	603,035
Vertex Pharmaceuticals, Inc.†	3,094	524,309
VF Corp.	1,014	84,040
VMware, Inc., Class A†	1,280	180,979
Voya Financial, Inc.	3,933	172,108
Vulcan Materials Co.	10,725	1,084,726
Walt Disney Co.	5,543	636,503
Waste Management, Inc.	3,804	340,344
Waters Corp.†	235	44,577
WellCare Health Plans, Inc.†	322	88,869
Wells Fargo & Co.	29,202	1,554,422
Westlake Chemical Corp.	1,412	100,676
WestRock Co.	1,651	70,943
Workday, Inc., Class A†	986	131,158
Xerox Corp.	1,477	41,164
Yum! Brands, Inc.	14,614	1,321,252
Zoetis, Inc.	6,691	603,194

		135,751,724

Total Common Stocks (cost $297,066,465)		288,369,179

U.S. GOVERNMENT TREASURIES — 40.0%
United States Treasury Notes
1.50% due 08/15/2026	$28,000,000	24,899,219
1.63% due 02/15/2026	25,000,000	22,616,211
1.63% due 05/15/2026	30,000,000	27,042,187
2.00% due 11/15/2026	30,000,000	27,623,437
2.25% due 11/15/2025	29,157,000	27,617,146
2.25% due 02/15/2027	25,000,000	23,406,250
2.25% due 08/15/2027	28,000,000	26,089,219
2.25% due 11/15/2027	20,000,000	18,597,656
2.38% due 05/15/2027	30,000,000	28,316,016
2.75% due 02/15/2028	25,000,000	24,193,360

2.88% due 05/15/2028	20,000,000	19,542,188
2.88% due 08/15/2028	27,930,000	27,267,753

Total U.S. Government Treasuries (cost $304,054,429)		297,210,642

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options – Purchased(1) (cost $2,783,088)	1,454	1,693,910

RIGHTS — 0.0%
Spain — 0.0%
Banco Santander SA† Expires 11/01/2018 (Strike Price 4.85 EUR) (cost $9,124)	226,567	8,802

TOTAL INVESTMENTS — (cost $603,913,106)	79.0%	587,282,533
Other assets less liabilities	21.0	155,800,972

NET ASSETS —	100.0%	$743,083,505

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $503,600 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2019	2,260	1,454	1,693,910	$2,783,088	$1,693,910	$(1,089,178)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

NYSE — New York Stock Exchange

OTC — Over the Counter

XETR — Frankfurt Stock Exchange

XTAE — Tel Aviv Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
674	Long	MSCI EAFE Markets Index	December 2018	$64,855,141	$61,081,250	$(3,773,891)
78	Long	Nikkei 225 E-Mini Index	December 2018	15,287,892	15,063,717	(224,175)
897	Long	S&P 500 E-Mini Index	December 2018	127,714,847	121,592,835	(6,122,012)
108	Short	S&P 500 E-Mini Index	December 2018	15,698,167	14,639,940	1,058,227
104	Long	TOPIX Index	December 2018	15,905,197	15,064,700	(840,497)
80	Long	U.S. Treasury 10 Year Notes	December 2018	9,496,753	9,475,000	(21,753)
155	Long	U.S. Treasury 10 Year Ultra Bonds	December 2018	19,867,710	19,391,953	(475,757)

						$(10,399,858)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the currentvalue of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	272,179,000	USD	2,459,289	12/19/2018	$37,589	$—
	SEK	436,000	USD	49,454	12/19/2018	1,594	—
	SGD	1,713,000	USD	1,253,223	12/19/2018	15,327	—
	USD	1,163,141	EUR	980,738	12/19/2018	—	(47,618)
	USD	701,238	SEK	6,235,000	12/19/2018	—	(16,819)
	USD	2,068,525	SGD	2,827,000	12/19/2018	—	(25,600)

						54,510	(90,037)

Deutsche Bank AG	CAD	5,663,000	USD	4,370,074	12/19/2018	64,145	—
	EUR	449,000	USD	528,167	12/19/2018	17,460	—
	GBP	329,000	USD	432,305	12/19/2018	10,766	—
	NOK	5,669,000	USD	693,596	12/19/2018	19,626	—
	USD	1,845,669	CAD	2,387,210	12/19/2018	—	(30,526)
	USD	42,415,385	EUR	36,050,000	12/19/2018	—	(1,410,972)

						111,997	(1,441,498)

JPMorgan Chase Bank NA London	AUD	182,000	USD	129,449	12/19/2018	500	—
	CAD	68,000	USD	52,288	12/19/2018	584	—
	EUR	9,090,912	USD	10,677,601	12/19/2018	337,309	—
	JPY	884,418,000	USD	7,955,763	12/19/2018	86,693	—
	SEK	2,770,000	USD	310,477	12/19/2018	6,413	—
	SGD	617,000	USD	448,429	12/19/2018	2,555	—
	USD	29,530,701	AUD	41,000,000	12/19/2018	—	(481,651)
	USD	325,255	CHF	322,000	12/19/2018	—	(4,028)
	USD	681,324	GBP	518,000	12/19/2018	—	(17,624)
	USD	814,228	NOK	6,671,000	12/19/2018	—	(21,133)

						434,054	(524,436)

Morgan Stanley And Co. International PLC	AUD	276,000	USD	200,691	12/19/2018	5,141	—
	CHF	738,000	USD	769,225	12/19/2018	32,997	—
	EUR	965,540	USD	1,102,661	12/19/2018	4,425	—
	JPY	71,442,000	USD	640,825	12/19/2018	5,173	—
	NZD	150,000	USD	98,759	12/19/2018	828	—
	USD	85,263	AUD	118,000	12/19/2018	—	(1,658)
	USD	1,423,613	CHF	1,366,000	12/19/2018	—	(60,893)
	USD	699,305	GBP	529,000	12/19/2018	—	(21,511)
	USD	436,987	NOK	3,553,000	12/19/2018	—	(14,582)

						48,564	(98,644)

Net Unrealized Appreciation/(Depreciation)						$649,125	$(2,154,615)

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	40.0%
Medical-Drugs	3.7
Oil Companies-Integrated	2.1
Diversified Banking Institutions	2.1
Auto-Cars/Light Trucks	1.4
Cosmetics & Toiletries	1.3
Chemicals-Diversified	1.2
Applications Software	1.2
Banks-Commercial	1.1
Insurance-Life/Health	1.1
Food-Misc./Diversified	1.0
Retail-Restaurants	1.0
Medical-HMO	0.9
Insurance-Property/Casualty	0.9
Medical-Biomedical/Gene	0.8
Insurance-Multi-line	0.8
Computers	0.8
Commercial Services	0.5
Enterprise Software/Service	0.5
Building Products-Cement	0.5
Tobacco	0.5
Aerospace/Defense	0.4
Electric-Integrated	0.4
Engineering/R&D Services	0.4
Banks-Super Regional	0.4
Data Processing/Management	0.4
Retail-Apparel/Shoe	0.4
Coatings/Paint	0.4
Transport-Services	0.4
Chemicals-Specialty	0.3
Oil Refining & Marketing	0.3
Beverages-Wine/Spirits	0.3
Web Portals/ISP	0.3
Computer Services	0.3
Semiconductor Equipment	0.3
Beverages-Non-alcoholic	0.3
Consumer Products-Misc.	0.3
Brewery	0.3
Retail-Building Products	0.3
Internet Content-Entertainment	0.3
Soap & Cleaning Preparation	0.3
Gas-Distribution	0.3
Commercial Services-Finance	0.2
Athletic Footwear	0.2
Steel-Producers	0.2
Agricultural Chemicals	0.2
Airlines	0.2
Insurance-Reinsurance	0.2
Distribution/Wholesale	0.2
Apparel Manufacturers	0.2
Medical Products	0.2
E-Commerce/Products	0.2
Building & Construction Products-Misc.	0.2
Food-Confectionery	0.2
Finance-Other Services	0.2
Dialysis Centers	0.2
Textile-Apparel	0.2
Food-Meat Products	0.2
Human Resources	0.2
Finance-Credit Card	0.2
Diagnostic Equipment	0.2
Pharmacy Services	0.2
Oil Companies-Exploration & Production	0.1
Rubber-Tires	0.1
Metal-Diversified	0.1
Investment Management/Advisor Services	0.1
Cable/Satellite TV	0.1
Transport-Rail	0.1
E-Services/Consulting	0.1
Rental Auto/Equipment	0.1
Retail-Major Department Stores	0.1
Office Automation & Equipment	0.1
Audio/Video Products	0.1
Finance-Investment Banker/Broker	0.1
Import/Export	0.1
Diversified Manufacturing Operations	0.1
Publishing-Periodicals	0.1
Building & Construction-Misc.	0.1
Finance-Leasing Companies	0.1
Electronic Forms	0.1
Food-Retail	0.1
Public Thoroughfares	0.1
Diversified Minerals	0.1
Real Estate Investment Trusts	0.1
Food-Dairy Products	0.1
Retail-Perfume & Cosmetics	0.1
Multimedia	0.1
Insurance Brokers	0.1
Electronic Components-Semiconductors	0.1
Machinery-Electrical	0.1
Retail-Gardening Products	0.1
Consulting Services	0.1
Medical-Hospitals	0.1
Electronic Components-Misc.	0.1
Medical-Generic Drugs	0.1
Casino Services	0.1
Diversified Operations	0.1
Photo Equipment & Supplies	0.1
Computers-Memory Devices	0.1
Computer Aided Design	0.1
Building-Heavy Construction	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Consumer Electronics	0.1
Silver Mining	0.1
Toys	0.1
Airport Development/Maintenance	0.1
Containers-Metal/Glass	0.1

79.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$143,908,166	$144,461,013	**	$—	$288,369,179
U.S. Government Treasuries	—	297,210,642		—	297,210,642
Options-Purchased	1,693,910	—		—	1,693,910
Rights	8,802	—		—	8,802

Total Investments at Value	$145,610,878	$441,671,655		$—	$587,282,533

Other Financial Instruments:+
Futures Contracts	$1,058,227	$—		$—	$1,058,227
Forward Foreign Currency Contracts	—	649,125		—	649,125

	$1,058,227	$649,125		$—	$1,707,352

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$10,393,413	$1,064,672	**	$—	$11,458,085
Forward Foreign Currency Contracts	—	2,154,615		—	2,154,615

	$10,393,413	$3,219,287		$—	$13,612,700

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity / index futures securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Applications Software — 7.2%
Microsoft Corp.	12,000	$1,281,720
Nuance Communications, Inc.†	144,279	2,509,012
salesforce.com, Inc.†	7,983	1,095,587

		4,886,319

Commercial Services-Finance — 1.1%
Euronet Worldwide, Inc.†	6,891	766,141

Computer Aided Design — 4.0%
Synopsys, Inc.†	30,376	2,719,563

Computer Data Security — 2.0%
Carbon Black, Inc.†	1,845	30,387
ForeScout Technologies, Inc.†	4,500	123,930
Fortinet, Inc.†	14,132	1,161,368

		1,315,685

Computer Services — 1.3%
DXC Technology Co.	12,182	887,215

Computer Software — 2.5%
Cornerstone OnDemand, Inc.†	12,100	595,925
Splunk, Inc.†	4,183	417,631
TiVo Corp.	63,700	700,700

		1,714,256

Computers — 6.7%
Apple, Inc.	20,578	4,503,701

Computers-Memory Devices — 3.6%
NetApp, Inc.	13,900	1,091,011
Western Digital Corp.	31,300	1,348,091

		2,439,102

Computers-Other — 0.7%
Lumentum Holdings, Inc.†	8,500	464,525

Computers-Periphery Equipment — 2.0%
Electronics For Imaging, Inc.†	43,613	1,328,016

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	2,600	270,660

E-Commerce/Products — 1.6%
eBay, Inc.†	36,900	1,071,207

E-Commerce/Services — 0.0%
Eventbrite, Inc., Class A†	446	12,622

Educational Software — 0.4%
Arco Platform, Ltd., Class A†	12,003	255,784

Electronic Components-Semiconductors — 21.4%
Broadcom, Inc.	19,363	4,327,437
Inphi Corp.†	31,659	1,013,088
Intel Corp.	6,700	314,096
Lattice Semiconductor Corp.†	116,750	701,667
Microchip Technology, Inc.	15,900	1,045,902
Micron Technology, Inc.†	77,139	2,909,683
ON Semiconductor Corp.†	70,544	1,199,248
Qorvo, Inc.†	22,584	1,660,150
Synaptics, Inc.†	35,018	1,314,576

		14,485,847

Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,200	294,912

Electronic Measurement Instruments — 0.8%
Orbotech, Ltd.†	9,091	508,551

Enterprise Software/Service — 4.2%
Oracle Corp.	41,400	2,021,976
SailPoint Technologies Holding, Inc.†	15,250	397,110
Verint Systems, Inc.†	8,900	406,463

		2,825,549

Entertainment Software — 0.2%
Zynga, Inc., Class A†	39,700	144,508

Finance-Credit Card — 4.2%
Pagseguro Digital, Ltd., Class A†	24,859	670,944
Visa, Inc., Class A	15,700	2,164,245

		2,835,189

Internet Security — 0.6%
Palo Alto Networks, Inc.†	2,100	384,384

Medical-Biomedical/Gene — 0.7%
Hugel, Inc.†	1,829	442,848

Multimedia — 0.3%
Twenty-First Century Fox, Inc., Class A	4,200	191,184

Networking Products — 1.9%
Arista Networks, Inc.†	900	207,315
Cisco Systems, Inc.	4,400	201,300
LogMeIn, Inc.	10,360	892,203

		1,300,818

Office Automation & Equipment — 2.7%
Xerox Corp.	66,475	1,852,658

Semiconductor Components-Integrated Circuits — 5.4%
Cypress Semiconductor Corp.	42,534	550,390
Marvell Technology Group, Ltd.	111,991	1,837,773
Maxim Integrated Products, Inc.	19,413	971,038
NXP Semiconductors NV	4,100	307,459

		3,666,660

Semiconductor Equipment — 12.7%
Advanced Energy Industries, Inc.†	8,900	382,967
Applied Materials, Inc.	50,900	1,673,592
Lam Research Corp.	31,608	4,479,802
Teradyne, Inc.	47,883	1,649,570
Tokyo Electron, Ltd.	3,000	418,774

		8,604,705

Telecom Equipment-Fiber Optics — 0.2%
Viavi Solutions, Inc.†	11,000	126,830

Telecommunication Equipment — 2.2%
ARRIS International PLC†	54,840	1,363,871
CommScope Holding Co., Inc.†	3,900	93,834

		1,457,705

Telephone-Integrated — 0.2%
AT&T, Inc.	4,600	141,128

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	700	51,219

Web Portals/ISP — 5.0%
Alphabet, Inc., Class A†	1,500	1,635,870
Alphabet, Inc., Class C†	1,603	1,726,062

		3,361,932

Total Long-Term Investment Securities (cost $56,248,306)		65,311,423

REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $2,311,027 and collateralized by $1,955,000 of United States Treasury Notes, bearing interest at 5.25% due 11/15/2028 and having approximate value of $2,358,751. (cost $2,311,000)	$2,311,000	2,311,000

TOTAL INVESTMENTS (cost $58,559,306)	100.1%	67,622,423
Liabilities in excess of other assets	(0.1)	(76,456)

NET ASSETS	100.0%	$67,545,967

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$64,449,800	$861,623	**	$—	$65,311,423
Repurchase Agreements	—	2,311,000		—	2,311,000

Total Investments at Value	$64,449,800	$3,172,623		$—	$67,622,423

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 13.9%
Auto-Cars/Light Trucks — 2.2%
Toyota Motor Credit Corp. Senior Notes 1.70% due 02/19/2019	$394,000	$392,613
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	283,000	279,478
Toyota Motor Credit Corp. Senior Notes 2.20% due 01/10/2020	5,192,000	5,144,957
Toyota Motor Credit Corp FRS Senior Notes 2.46% (3 ML + 0.14%) due 11/14/2019	1,000,000	1,000,026
Toyota Motor Credit Corp. FRS Senior Notes 2.67% (3 ML+0.26%) due 01/09/2019	1,484,000	1,484,323
Toyota Motor Credit Corp. FRS Senior Notes 2.84% (3 ML+0.39%) due 01/17/2019	500,000	500,333

		8,801,730

Computers — 2.9%
Apple, Inc. Senior Notes 1.50% due 09/12/2019	2,000,000	1,976,774
Apple, Inc. Senior Notes 1.80% due 11/13/2019	2,691,000	2,662,277
Apple, Inc. Senior Notes 1.80% due 05/11/2020	477,000	468,424
Apple, Inc. Senior Notes 1.90% due 02/07/2020	684,000	675,247
Apple, Inc. FRS Senior Notes 2.41% (3 ML+0.07%) due 05/11/2020	815,000	814,970
Apple, Inc. FRS Senior Notes 2.42% (3 ML+0.08%) due 02/08/2019	1,500,000	1,500,318
Apple, Inc. FRS Senior Notes 2.64% (3 ML+0.30%) due 05/06/2019	3,341,000	3,346,229

		11,444,239

Diversified Financial Services — 1.1%
USAA Capital Corp. FRS Senior Notes 2.57% (3 ML+0.23%) due 02/01/2019*	4,600,000	4,602,506

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.25% due 10/08/2019	485,000	481,913

Food-Misc./Diversified — 0.2%
Nestle Holdings, Inc. Company Guar. Notes 2.13% due 01/14/2020	1,000,000	989,829

Insurance-Reinsurance — 1.5%
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.57% (3 ML+0.26%) due 08/15/2019	500,000	500,784
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.67% (3 ML+0.25%) due 01/11/2019	2,500,000	2,500,729
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 2.73% (3 ML + 0.32%) due 01/10/2020	2,235,000	2,240,677
Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 3.02% (3 ML+0.69%) due 03/15/2019	747,000	748,800

		5,990,990

Medical Labs & Testing Services — 1.0%
Roche Holdings, Inc. FRS Company Guar. Notes 2.73% (3 ML+0.34%) due 09/30/2019*	4,000,000	4,008,369

Medical-Drugs — 0.6%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	984,836
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	483,665
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	975,808

		2,444,309

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	541,000	534,352
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	716,000	728,121

		1,262,473

Oil Companies-Integrated — 1.0%
Chevron Corp. Senior Notes 1.56% due 05/16/2019	3,415,000	3,388,573
Chevron Corp. FRS Senior Notes 2.40% (3 ML+0.09%) due 02/28/2019	450,000	450,104

		3,838,677

Retail-Discount — 3.0%
Walmart, Inc. Senior Notes 1.75% due 10/09/2019	4,400,000	4,353,250
Walmart, Inc. FRS Senior Notes 2.41% (3 ML + 0.04%) due 06/23/2020	1,500,000	1,500,603
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	6,056,000	6,046,966

		11,900,819

Total U.S. Corporate Bonds & Notes (cost $55,951,658)		55,765,854

FOREIGN CORPORATE BONDS & NOTES — 53.7%
Banks-Commercial — 19.1%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	1,750,000	1,741,227
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019	500,000	497,494
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	250,000	247,570
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.00% due 11/16/2018	750,000	749,823
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.05% due 09/23/2019	489,000	484,724
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 06/13/2019	500,000	497,871
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.25% due 12/19/2019*	4,550,000	4,507,873
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 3.07% (3 ML+0.75%) due 11/16/2018*	1,500,000	1,500,467
Bank of Montreal FRS Senior Notes 2.77% (3 ML 0.44%) due 06/15/2020	2,986,000	2,998,234
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	998,727
Commonwealth Bank of Australia Senior Notes 1.75% due 11/02/2018	5,000,000	5,000,000
Commonwealth Bank of Australia FRS Senior Notes 3.14% (3 ML+0.79%) due 11/02/2018*	200,000	200,000
Commonwealth Bank of Australia FRS Senior Notes 3.39% (3 ML+1.06%) due 03/15/2019	1,100,000	1,103,690
Cooperatieve Rabobank UA Senior Notes 1.38% due 08/09/2019	1,053,000	1,039,228
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2019	3,089,000	3,086,723
Cooperatieve Rabobank UA Senior Notes 2.25% due 01/14/2020	1,300,000	1,286,030
Cooperatieve Rabobank UA FRS Senior Notes 2.85% (3 ML+0.51%) due 08/09/2019	2,387,000	2,394,397
Cooperatieve Rabobank UA Senior Notes 4.75% due 01/15/2020	900,000	916,677
Dexia Credit Local SA NY Government Guar. Notes 1.88% due 01/29/2020	1,000,000	985,874
Dexia Credit Local SA NY Government Guar. Notes 2.25% due 01/30/2019	2,750,000	2,747,187
National Australia Bank, Ltd. Senior Notes 1.38% due 07/12/2019	1,100,000	1,088,320
National Australia Bank, Ltd. Senior Notes 2.25% due 01/10/2020	500,000	494,630
National Australia Bank, Ltd. FRS Senior Notes 2.73% (3 ML+0.24%) due 07/25/2019*	1,000,000	1,000,417
National Australia Bank, Ltd. FRS Senior Notes 3.00% (3 ML+0.59%) due 01/10/2020*	1,000,000	1,004,681
Nordea Bank AB Senior Notes 1.63% due 09/30/2019*	1,000,000	986,722
Nordea Bank AB Senior Notes 2.38% due 04/04/2019	200,000	199,616
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,800,000	1,776,265
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,340,000	1,323,200

Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	3,060,000	2,991,596
Royal Bank of Canada FRS Senior Notes 2.70% (3 ML + 0.38%) due 03/02/2020	923,000	924,845
Royal Bank of Canada FRS Senior Notes 2.86% (3 ML+0.45%) due 01/10/2019	4,100,000	4,102,218
Svenska Handelsbanken AB Company Guar. Notes 1.50% due 09/06/2019	700,000	691,013
Svenska Handelsbanken AB Company Guar. Notes 2.25% due 06/17/2019	2,000,000	1,990,032
Svenska Handelsbanken AB Company Guar. Notes 2.50% due 01/25/2019	3,000,000	2,998,260
Svenska Handelsbanken AB FRS Company Guar. Notes 2.81% (3 ML + 0.49%) due 09/06/2019	300,000	300,744
Svenska Handelsbanken AB FRS Company Guar. Notes 2.82% (3 ML+0.49%) due 06/17/2019	250,000	250,537
Toronto-Dominion Bank Senior Notes 1.90% due 10/24/2019	2,077,000	2,054,730
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	1,800,000	1,785,676
Toronto-Dominion Bank FRS Senior Notes 2.59% (3 ML + 0.26%) due 09/17/2020	300,000	300,378
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	3,003,000	2,994,277
Toronto-Dominion Bank FRS Senior Notes 3.31% (3 ML+0.84%) due 01/22/2019	4,500,000	4,508,019
Westpac Banking Corp. Senior Notes 1.60% due 08/19/2019	1,330,000	1,315,375
Westpac Banking Corp. Senior Notes 1.95% due 11/23/2018	3,283,000	3,281,523
Westpac Banking Corp. Senior Notes 2.25% due 01/17/2019	700,000	699,306
Westpac Banking Corp. FRS Senior Notes 2.54% (3 ML+0.23%) due 04/26/2019*	1,000,000	1,002,900
Westpac Banking Corp. FRS Senior Notes 3.05% (3 ML+0.74%) due 11/23/2018	2,000,000	2,000,788
Westpac Banking Corp. FRS Senior Notes 3.05% (3 ML+0.71%) due 05/13/2019	500,000	500,312
Westpac Banking Corp. FRS Senior Bonds 3.06% (3 ML+0.61%) due 01/17/2019	1,130,000	1,131,157

		76,681,353

Banks-Export/Import — 5.8%
Export Development Canada Senior Notes 1.00% due 09/13/2019	1,665,000	1,639,313
Export Development Canada Senior Notes 1.75% due 08/19/2019	1,300,000	1,289,613
Export Development Canada Senior Notes 1.75% due 07/21/2020	1,200,000	1,174,730
Export Development Canada Senior Notes 2.30% due 02/10/2020*	7,480,000	7,418,552
Svensk Exportkredit AB Senior Notes 1.25% due 04/12/2019	1,500,000	1,490,839
Svensk Exportkredit AB Senior Notes 1.75% due 08/28/2020	2,700,000	2,637,347
Svensk Exportkredit AB Senior Notes 1.88% due 06/17/2019	6,700,000	6,663,150
Svensk Exportkredit AB Senior Notes 2.75% due 10/07/2020	980,000	974,083

		23,287,627

Banks-Special Purpose — 9.9%
Agence Francaise de Developpement Senior Notes 1.38% due 08/02/2019	600,000	593,227
Bank Nederlandse Gemeenten NV Senior Notes 1.50% due 02/15/2019	2,944,000	2,934,747
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019	1,600,000	1,582,320
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 10/30/2019*	1,000,000	988,950
Bank Nederlandse Gemeenten NV Senior Notes 1.75% due 03/24/2020	2,300,000	2,261,167
Bank Nederlandse Gemeenten NV Senior Notes 1.88% due 06/11/2019	144,000	143,227

Bank Nederlandse Gemeenten NV Senior Notes 2.50% due 02/28/2020	1,692,000	1,681,423
BNG Bank NV Senior Notes 1.75% due 10/05/2020	2,300,000	2,244,328
KFW Government Guar. Notes 1.25% due 09/30/2019	1,750,000	1,725,105
KFW Government Guar. Notes 1.50% due 04/20/2020	5,000,000	4,896,835
KFW Government Guar. Notes 1.63% due 05/29/2020	700,000	685,594
KFW Government Guar. Notes 1.75% due 03/31/2020	800,000	786,974
KFW Government Guar. Notes 1.88% due 06/30/2020	800,000	785,794
KFW Government Guar. Notes 2.75% due 07/15/2020	2,000,000	1,991,980
KFW Government Guar. Notes 4.00% due 01/27/2020	200,000	202,654
Landwirtschaftliche Rentenbank Government Guar. Notes 1.88% due 01/22/2020	1,500,000	1,481,296
Nederlandse Waterschapsbank NV Senior Notes 1.25% due 09/09/2019*	450,000	443,984
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	982,338
Nederlandse Waterschapsbank NV Senior Notes 1.75% due 09/05/2019	800,000	792,616
Nederlandse Waterschapsbank NV Senior Notes 1.88% due 03/13/2019	2,000,000	1,994,324
NRW Bank Government Guar. Notes 1.25% due 07/29/2019	520,000	513,915
NRW Bank Government Guar. Notes 1.88% due 07/01/2019	500,000	496,800
NRW Bank Government Guar. Notes 1.88% due 01/27/2020	1,400,000	1,380,876
Oesterreichische Kontrollbank AG Government Guar. Notes 1.13% due 04/26/2019	2,000,000	1,984,644
Oesterreichische Kontrollbank AG Government Guar. Notes 1.63% due 03/12/2019	4,000,000	3,984,904
Oesterreichische Kontrollbank AG Government Guar. Notes 1.75% due 01/24/2020	2,206,000	2,175,089

		39,735,111

Investment Management/Advisor Services — 0.2%
CPPIB Capital, Inc. Company Guar. Notes 1.25% due 09/20/2019*	1,000,000	986,278

Oil Companies-Integrated — 4.7%
Shell International Finance BV Company Guar. Notes 1.63% due 11/10/2018	4,450,000	4,448,100
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	2,000,000	1,969,258
Shell International Finance BV FRS Company Guar. Notes 2.68% (3 ML+0.35%) due 09/12/2019	875,000	877,253
Shell International Finance BV FRS Company Guar. Notes 2.92% (3 ML+0.58%) due 11/10/2018	2,580,000	2,580,365
Shell International Finance BV Company Guar. Notes 4.30% due 09/22/2019	306,000	309,685
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	1,690,000	1,676,211
Statoil ASA FRS Company Guar. Notes 2.80% (3 ML+0.46%) due 11/08/2018	3,297,000	3,297,230
Total Capital International SA Company Guar. Notes 2.10% due 06/19/2019	1,938,000	1,928,920
Total Capital International SA FRS Company Guar. Notes 2.69% (3 ML+0.35%) due 06/19/2019	300,000	300,362
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	1,497,000	1,525,443

		18,912,827

SupraNational Banks — 12.5%
African Development Bank Senior Notes 1.88% due 03/16/2020	3,700,000	3,646,979
Asian Development Bank Senior Notes 1.63% due 05/05/2020	1,500,000	1,470,871
Asian Development Bank Senior Notes 1.63% due 08/26/2020	172,000	167,910
Council of Europe Development Bank Senior Notes 1.50% due 05/17/2019	7,500,000	7,451,274

Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,500,000	1,473,663
Council of Europe Development Bank Senior Notes 1.88% due 01/27/2020	3,000,000	2,961,960
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	581,872
European Investment Bank Senior Notes 1.13% due 08/15/2019	1,300,000	1,283,360
European Investment Bank Senior Notes 1.25% due 12/16/2019	1,000,000	981,884
European Investment Bank Senior Notes 1.38% due 06/15/2020	4,500,000	4,388,265
European Investment Bank Senior Notes 1.63% due 03/16/2020	2,039,000	2,003,440
European Investment Bank Senior Notes 1.75% due 05/15/2020	3,000,000	2,945,879
Inter-American Development Bank Senior Notes 1.13% due 09/12/2019	2,574,000	2,538,234
Inter-American Development Bank Notes 1.63% due 05/12/2020	2,050,000	2,010,300
Inter-American Development Bank Senior Notes 1.88% due 06/16/2020	2,200,000	2,162,358
International Bank for Reconstruction & Development Senior Notes 0.88% due 08/15/2019	1,000,000	985,365
International Bank for Reconstruction & Development Senior Notes 1.63% due 09/04/2020	2,478,000	2,419,133
International Bank for Reconstruction & Development Senior Notes 1.88% due 10/07/2019	2,506,000	2,483,957
International Bank for Reconstruction & Development Senior Notes 1.88% due 04/21/2020	3,000,000	2,955,363
International Finance Corp. Senior Notes 1.63% due 07/16/2020	972,000	950,166
Nordic Investment Bank Senior Notes 1.50% due 09/29/2020	810,000	787,611
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	3,500,000	3,477,845

		50,127,689

Winding-Up Agency — 1.5%
FMS Wertmanagement Government Guar. Notes 1.00% due 08/16/2019	4,049,000	3,992,023
FMS Wertmanagement Government Guar. Notes 1.75% due 01/24/2020	500,000	493,067
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	1,600,000	1,587,040

		6,072,130

Total Foreign Corporate Bonds & Notes (cost $216,669,467)		215,803,015

FOREIGN GOVERNMENT OBLIGATIONS — 18.9%
Banks-Special Purpose — 0.4%
Agence Francaise de Developpement Senior Notes 1.63% due 01/21/2020	1,710,000	1,680,376

Regional Agencies — 6.8%
Kommunalbanken AS Senior Notes 2.13% due 03/15/2019	4,850,000	4,840,533
Kommunekredit Senior Notes 1.13% due 08/23/2019	3,500,000	3,451,980
Kommunekredit Senior Notes 1.63% due 06/12/2020	2,202,000	2,154,239
Kommunekredit Senior Notes 1.75% due 01/10/2020	2,000,000	1,972,820
Kommuninvest I Sverige AB Government Guar. Notes 1.63% due 09/01/2020*	800,000	779,912
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,022,278
Kommuninvest I Sverige AB Government Guar. Notes 2.00% due 11/12/2019	4,850,000	4,806,505
Municipality Finance PLC Government Guar. Notes 1.25% due 04/18/2019	900,000	893,984
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	1,268,000	1,242,462
Municipality Finance PLC Government Guar. Notes 1.75% due 05/21/2019	5,250,000	5,222,364

		27,387,077

Regional Authority — 7.2%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	6,200,000	6,130,727
Province of Ontario, Canada Senior Notes 1.25% due 06/17/2019	500,000	495,250
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	1,000,000	982,130
Province of Ontario, Canada Senior Notes 4.00% due 10/07/2019	621,000	627,130
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	7,442,000	7,582,289
Province of Quebec, Canada FRS Senior Notes 2.75% (3 ML+0.28%) due 07/21/2019	2,709,000	2,714,133
Province of Quebec, Canada Notes 3.50% due 07/29/2020	2,350,000	2,367,132
State of North Rhine-Westphalia, Germany Senior Notes 1.25% due 09/16/2019	3,000,000	2,957,412
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 07/25/2019	1,800,000	1,784,025
State of North Rhine-Westphalia, Germany Senior Notes 1.63% due 01/22/2020	3,000,000	2,951,550
State of North Rhine-Westphalia, Germany Senior Notes 1.88% due 06/17/2019	500,000	497,154

		29,088,932

Sovereign Agency — 4.2%
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019*	5,128,000	5,114,257
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.50% due 01/28/2019	700,000	698,197
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019*	800,000	792,032
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.75% due 09/24/2019	1,315,000	1,301,903
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 01/13/2020	500,000	493,595
Caisse d’Amortissement de la Dette Sociale Senior Notes 1.88% due 07/28/2020	3,200,000	3,133,792
Kommunalbanken AS Senior Notes 1.38% due 10/26/2020	800,000	774,504
Kommunalbanken AS Senior Bonds 1.50% due 09/09/2019	1,000,000	988,686
Kommunalbanken AS Senior Bonds 1.50% due 10/22/2019	300,000	296,063
Kommunalbanken AS Senior Notes 1.75% due 05/28/2019	1,648,000	1,638,913
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020	1,218,000	1,189,737
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	298,038

		16,719,717

SupraNational Banks — 0.2%
European Bank for Reconstruction & Development Senior Notes 1.75% due 11/26/2019	600,000	593,069

Winding-Up Agency — 0.1%
Erste Abwicklungsanstalt Government Guar. Notes 1.38% due 10/30/2019	600,000	590,551

Total Foreign Government Obligations (cost $76,461,323)		76,059,722

U.S. GOVERNMENT AGENCIES — 3.0%
Federal Home Loan Bank — 3.0%
2.13% due 02/11/2020	1,300,000	1,288,646
2.38% due 03/30/2020	4,000,000	3,974,932
2.63% due 05/28/2020	1,000,000	996,529
4.13% due 03/13/2020	5,800,000	5,898,206

Total U.S. Government Agencies (cost $12,232,074)		12,158,313

U.S. GOVERNMENT TREASURIES — 5.1%
United States Treasury Notes — 5.1%
1.13% due 04/30/2020	3,500,000	3,412,637
1.25% due 01/31/2020	2,000,000	1,962,422
1.25% due 02/29/2020	5,500,000	5,388,926
1.38% due 02/15/2020	2,650,000	2,602,383
1.38% due 02/29/2020	2,000,000	1,962,656
1.38% due 03/31/2020	1,000,000	980,039
1.50% due 04/15/2020	2,500,000	2,453,027
1.63% due 03/15/2020	600,000	590,484
2.25% due 03/31/2020	1,000,000	992,110

Total U.S. Government Treasuries (cost $20,411,869)		20,344,684

Total Long-Term Investment Securities (cost $381,726,391)		380,131,588

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Certificates of Deposit — 4.7%
Bank of Montreal/Chicago IL FRS 2.51% (3 ML+0.19%) due 03/06/2020	8,000,000	7,998,880
Bank of Nova Scotia FRS 2.69% (3 ML+0.38%) due 02/28/2019	2,000,000	2,002,220
Nordea Bank AB NY FRS 2.66% (3 ML+0.34%) due 03/07/2019	2,000,000	2,001,840
Nordea Bank AB NY FRS 2.69% (3 ML+0.28%) due 04/10/2019	2,000,000	2,001,660
Svenska Handelsbanken NY FRS 2.61% (3 ML+0.21%) due 01/03/2019	1,000,000	1,000,350
Svenska Handelsbanken NY FRS 2.69% (3 ML + 0.22%) due 01/22/2020	1,000,000	1,000,000
Svenska Handelsbanken NY FRS 2.74% (3 ML+0.40%) due 02/12/2019	3,000,000	3,002,940

		19,007,890

Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(1)	1,321,577	1,321,577

Total Short-Term Investment Securities (cost $20,316,623)		20,329,467

TOTAL INVESTMENTS (cost $402,043,014)	99.6%	400,461,055
Other assets less liabilities	0.4	1,562,246

NET ASSETS	100.0%	$402,023,301

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $36,874,577 representing 9.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The rate shown is the 7-day yield as of October 31, 2018.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$55,765,854	$—	$55,765,854
Foreign Corporate Bonds & Notes	—	215,803,015	—	215,803,015
Foreign Government Obligations	—	76,059,722	—	76,059,722
U.S. Government Agencies	—	12,158,313	—	12,158,313
U.S. Government Treasuries	—	20,344,684	—	20,344,684
Short-Term Investment Securities:				—
Registered Investment Companies	1,321,577	—	—	1,321,577
Other Short-Term Securities	—	19,007,890	—	19,007,890

Total Investments at Value	$1,321,577	$399,139,478	$—	$400,461,055

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.0%
Advertising Agencies — 3.7%
Omnicom Group, Inc.	176,205	$13,095,556

Aerospace/Defense — 2.9%
Lockheed Martin Corp.	34,848	10,240,085

Aerospace/Defense-Equipment — 3.0%
United Technologies Corp.	85,642	10,637,593

Apparel Manufacturers — 3.4%
Ralph Lauren Corp.	92,551	11,995,535

Beverages-Non-alcoholic — 3.6%
Coca-Cola Co.	261,305	12,511,283

Cable/Satellite TV — 3.7%
Comcast Corp., Class A	340,323	12,979,919

Computer Services — 2.6%
International Business Machines Corp.	79,162	9,137,670

Consumer Products-Misc. — 3.4%
Clorox Co.	79,645	11,823,300

Cosmetics & Toiletries — 3.6%
Procter & Gamble Co.	144,064	12,775,595

Data Processing/Management — 3.0%
Paychex, Inc.	159,924	10,473,423

Distribution/Wholesale — 3.1%
Fastenal Co.	209,455	10,768,082

Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	106,788	11,642,028

Diversified Manufacturing Operations — 3.1%
3M Co.	56,505	10,750,641

Electric Products-Misc. — 3.0%
Emerson Electric Co.	155,779	10,574,279

Food-Confectionery — 3.6%
Hershey Co.	118,190	12,664,058

Food-Meat Products — 3.8%
Hormel Foods Corp.	305,700	13,340,748

Food-Misc./Diversified — 3.5%
General Mills, Inc.	280,383	12,280,775

Industrial Gases — 3.4%
Linde PLC	72,077	11,926,581

Medical-Drugs — 3.4%
Pfizer, Inc.	274,557	11,822,424

Networking Products — 3.2%
Cisco Systems, Inc.	247,953	11,343,850

Oil Companies-Integrated — 6.3%
Chevron Corp.	97,237	10,856,511
Exxon Mobil Corp.	140,386	11,185,957

		22,042,468

Pharmacy Services — 3.1%
CVS Health Corp.	152,898	11,068,286

Retail-Apparel/Shoe — 3.4%
Gap, Inc.	439,747	12,005,093

Retail-Auto Parts — 3.4%
Genuine Parts Co.	121,510	11,898,259

Retail-Building Products — 2.9%
Home Depot, Inc.	58,789	10,339,809

Retail-Restaurants — 3.7%
McDonald’s Corp.	73,261	12,959,871

Telephone-Integrated — 3.6%
Verizon Communications, Inc.	224,110	12,794,440

Transport-Rail — 3.1%
Union Pacific Corp.	74,587	10,906,111

Transport-Services — 3.2%
C.H. Robinson Worldwide, Inc.	124,920	11,121,628

Total Long-Term Investment Securities (cost $324,123,058)		347,919,390

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $3,070,036 collateralized by $3,290,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $3,134,146. (cost $3,070,000)	$3,070,000	3,070,000

TOTAL INVESTMENTS (cost $327,193,058)	99.9%	350,989,390
Other assets less liabilities	0.1	434,233

NET ASSETS	100.0%	$351,423,623

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$347,919,390	$—	$—	$347,919,390
Repurchase Agreements	—	3,070,000	—	3,070,000

Total Investments at Value	$347,919,390	$3,070,000	$—	$350,989,390

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 80.5%
Bermuda — 0.9%
Beijing Enterprises Water Group, Ltd.	92,000	$46,922
Brilliance China Automotive Holdings, Ltd.	54,000	47,461
China Gas Holdings, Ltd.	32,200	102,147
China Resources Gas Group, Ltd.	14,000	53,741
COSCO SHIPPING Ports, Ltd.	24,000	24,542
Credicorp, Ltd.	1,166	263,178
GOME Electrical Appliances Holding, Ltd.†	208,000	20,745
Haier Electronics Group Co., Ltd.	26,000	54,182
Kunlun Energy Co., Ltd.	60,000	67,989
Nine Dragons Paper Holdings, Ltd.	29,000	27,610
Sihuan Pharmaceutical Holdings Group, Ltd.	65,000	13,224

		721,741

Brazil — 7.9%
AMBEV SA	84,400	370,575
Banco Bradesco SA	20,500	166,633
Banco Bradesco SA (Preference Shares)	62,800	578,810
Banco do Brasil SA	15,500	178,053
Banco Santander Brasil SA	7,700	87,314
BB Seguridade Participacoes SA	14,300	101,750
BR Malls Participacoes SA†	16,100	54,943
Braskem SA, Class A (Preference Shares)	2,600	36,434
BRF SA†	8,300	48,843
CCR SA	21,000	61,902
Centrais Eletricas Brasileiras SA†	3,600	22,733
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)†	3,800	27,161
Cia Brasileira de Distribuicao (Preference Shares)	2,500	52,546
Cia de Saneamento Basico do Estado de Sao Paulo	6,300	47,316
Cia Energetica de Minas Gerais (Preference Shares)	15,500	45,940
Cia Siderurgica Nacional SA†	12,500	32,144
Cielo SA	24,000	85,127
CPFL Energia SA	1,600	10,813
Duratex SA	2,600	8,027
Embraer SA	10,700	60,178
Equatorial Energia SA	4,100	74,905
Fibria Celulose SA	4,100	79,158
Gerdau SA (Preference Shares)	19,000	83,015
Hypera SA	6,800	54,415
Itau Unibanco Holding SA (Preference Shares)	59,100	782,124
Itausa - Investimentos Itau SA (Preference Shares)	87,780	265,121
JBS SA	12,800	35,255
Kroton Educacional SA	23,500	72,113
Localiza Rent a Car SA	11,700	90,387
Lojas Renner SA	13,000	131,345
M. Dias Branco SA	2,000	23,899
Multiplan Empreendimentos Imobiliarios SA	6,300	38,936
Petroleo Brasileiro SA	53,200	433,434
Petroleo Brasileiro SA (Preference Shares)	69,900	518,780
Porto Seguro SA	2,900	42,376
Qualicorp Consultoria e Corretora de Seguros SA	3,500	13,543
Raia Drogasil SA	4,300	72,585
Rumo SA†	18,400	82,322
Sul America SA	4,100	27,322
Telefonica Brasil SA (Preference Shares)	10,100	117,297
Tim Participacoes SA	13,700	42,666
Transmissora Alianca de Energia Eletrica SA	5,300	31,702
Ultrapar Participacoes SA	8,100	96,312
Vale SA	56,700	864,022
WEG SA	14,100	68,198

		6,218,474

Cayman Islands — 13.3%
58.com, Inc. ADR†	1,602	105,075
AAC Technologies Holdings, Inc.	12,500	95,667
Alibaba Group Holding, Ltd. ADR†	20,055	2,853,425
ANTA Sports Products, Ltd.	19,000	77,873
Autohome, Inc. ADR	896	64,852
Baidu, Inc. ADR†	4,776	907,727
Chailease Holding Co., Ltd.	17,340	49,764
China Conch Venture Holdings, Ltd.	32,500	91,399
China Medical System Holdings, Ltd.	24,000	28,513
China Mengniu Dairy Co., Ltd.	47,000	138,149
China Resources Land, Ltd.	58,000	197,975
China State Construction International Holdings, Ltd.	40,000	28,491
Country Garden Holdings Co., Ltd.	93,000	99,015
Ctrip.com International, Ltd. ADR†	6,802	226,371
ENN Energy Holdings, Ltd.	14,000	119,353
GCL-Poly Energy Holdings, Ltd.†	231,000	13,755
Geely Automobile Holdings, Ltd.	86,000	165,922
General Interface Solution Holding, Ltd.	2,000	6,710
Haitian International Holdings, Ltd.	11,000	21,718
Hengan International Group Co., Ltd.	11,000	87,527
JD.com, Inc. ADR†	11,424	268,692
Longfor Properties Co., Ltd.	30,000	73,134
Minth Group, Ltd.	2,000	6,514
Momo, Inc. ADR†	1,780	59,755
NetEase, Inc. ADR	1,380	286,833
New Oriental Education & Technology Group, Inc. ADR†	2,301	134,632
Semiconductor Manufacturing International Corp.†	44,500	36,919
Shenzhou International Group Holdings, Ltd.	12,000	132,197
Shimao Property Holdings, Ltd.	23,000	45,259
SINA Corp.†	965	61,094
Sino Biopharmaceutical, Ltd.	115,500	104,312
Sunny Optical Technology Group Co., Ltd.	12,400	108,514
TAL Education Group ADR†	5,563	161,216
Tencent Holdings, Ltd.	99,800	3,382,726
Tingyi Cayman Islands Holding Corp.	34,000	50,520
Vipshop Holdings, Ltd. ADR†	6,933	33,694
Want Want China Holdings, Ltd.	84,000	59,883
Weibo Corp. ADR†	793	46,795
YY, Inc., ADR†	756	48,308
Zhen Ding Technology Holding, Ltd.	7,000	16,079

		10,496,357

Chile — 1.0%
AES Gener SA	37,782	10,710
Aguas Andinas SA, Class A	58,604	30,649

Banco de Chile	415,482	57,904
Banco de Credito e Inversiones SA	620	38,870
Banco Santander Chile	969,367	71,588
Cencosud SA	19,793	40,666
Cia Cervecerias Unidas SA	2,347	29,270
Colbun SA	117,677	22,402
Embotelladora Andina SA (Preference Shares)	3,037	10,691
Empresa Nacional de Telecomunicaciones SA	2,255	16,362
Empresas CMPC SA	18,167	62,540
Empresas COPEC SA	6,089	85,561
Enel Chile SA	419,655	36,478
Enersis SA	438,338	68,584
Itau CorpBanca	2,700,566	25,027
Latam Airlines Group SA	4,240	38,684
SACI Falabella	10,728	80,999
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,255	54,275

		781,260

China — 10.2%
3SBio, Inc.*	19,000	27,743
Agricultural Bank of China, Ltd.	485,000	212,217
Air China, Ltd.	34,000	27,499
Anhui Conch Cement Co., Ltd.	23,500	120,831
AviChina Industry & Technology Co., Ltd.	41,000	27,377
Bank of China, Ltd.	1,406,000	597,601
Bank of Communications Co., Ltd.	156,000	116,769
Beijing Capital International Airport Co., Ltd.	30,000	32,542
BYD Co., Ltd.	12,000	78,256
CGN Power Co., Ltd.*	196,000	44,897
China Cinda Asset Management Co. Ltd.	150,000	36,865
China CITIC Bank Corp., Ltd.	192,000	118,484
China Coal Energy Co., Ltd.	20,000	8,988
China Communications Construction Co., Ltd.	77,000	70,202
China Communications Services Corp., Ltd.	38,000	30,790
China Construction Bank Corp.	1,468,000	1,160,930
China Everbright Bank Co., Ltd.	50,000	22,305
China Evergrande Group	57,000	135,635
China Galaxy Securities Co., Ltd.	54,000	27,247
China Life Insurance Co., Ltd.	128,000	256,615
China Longyuan Power Group Corp. Ltd.	56,000	42,804
China Merchants Bank Co., Ltd.	69,000	264,769
China Minsheng Banking Corp., Ltd.	120,000	88,763
China National Building Material Co., Ltd.	70,000	49,867
China Oilfield Services, Ltd.	38,000	35,784
China Pacific Insurance Group Co., Ltd. Class H	44,400	164,818
China Petroleum & Chemical Corp.	480,000	388,156
China Railway Construction Corp., Ltd.	36,000	45,722
China Railway Group, Ltd., Class H	69,000	61,838
China Shenhua Energy Co., Ltd.	62,000	139,971
China Southern Airlines Co., Ltd.	38,000	20,639
China Telecom Corp., Ltd.	238,000	112,140
China Vanke Co., Ltd.	20,700	63,468
Chongqing Rural Commercial Bank Co., Ltd.	51,000	28,063
CITIC Securities Co., Ltd.	39,500	69,869
Country Garden Services Holdings Co., Ltd.†	10,689	13,723
CRRC Corp., Ltd.	67,000	58,917
Dongfeng Motor Group Co., Ltd.	52,000	51,432
Fuyao Glass Industry Group Co., Ltd.*	8,400	24,698
GF Securities Co., Ltd.	26,400	34,240
Great Wall Motor Co., Ltd.	53,500	31,827
Guangzhou Automobile Group Co., Ltd.	53,200	53,553
Guangzhou R&F Properties Co., Ltd.	17,200	27,129
Haitong Securities Co., Ltd.	54,800	55,333
Huaneng Power International, Inc.	54,000	29,964
Huaneng Renewables Corp., Ltd.	80,000	20,467
Huatai Securities Co., Ltd.*	29,200	47,085
Industrial & Commercial Bank of China, Ltd.	1,293,000	871,540
Jiangsu Expressway Co., Ltd.	20,000	26,802
Kingsoft Corp., Ltd.	15,000	21,320
New China Life Insurance Co., Ltd.	12,900	60,652
People’s Insurance Co. Group of China, Ltd.	132,000	53,779
PetroChina Co., Ltd.	364,000	264,847
PICC Property & Casualty Co., Ltd.	114,000	110,258
Ping An Insurance Group Co. of China, Ltd.	90,500	856,489
Shandong Weigao Group Medical Polymer Co., Ltd.	24,000	21,428
Shanghai Electric Group Co., Ltd.	40,000	13,064
Shanghai Fosun Pharmaceutical Group Co., Ltd.	7,500	22,433
Shanghai Pharmaceuticals Holding Co., Ltd.	16,500	36,538
Sinopec Engineering Group Co., Ltd.	10,000	9,321
Sinopec Shanghai Petrochemical Co., Ltd.	64,000	28,031
Sinopharm Group Co., Ltd.	20,800	100,761
Sunac China Holdings, Ltd.	42,000	114,886
TravelSky Technology, Ltd.	16,000	38,726
Tsingtao Brewery Co., Ltd.	6,000	23,612
Weichai Power Co., Ltd.	35,000	35,060
Yanzhou Coal Mining Co., Ltd.	34,000	32,061
Zhejiang Expressway Co., Ltd.	38,000	32,081
Zhuzhou CSR Times Electric Co., Ltd.	8,600	46,275

		7,998,796

Czech Republic — 0.2%
CEZ AS	3,079	73,259
Komercni Banka AS	1,487	56,490

		129,749

Greece — 0.3%
Alpha Bank AE†	22,667	34,211
Eurobank Ergasias SA†	28,892	19,419
Hellenic Telecommunications Organization SA	4,364	48,681
JUMBO SA	1,601	23,334
National Bank of Greece SA†	8,505	14,716
OPAP SA	3,717	34,935
Piraeus Bank SA†	3,940	5,788
Titan Cement Co. SA	1,078	23,731

		204,815

Hong Kong — 4.1%
Alibaba Health Information Technology, Ltd.†	58,000	46,778
Alibaba Pictures Group, Ltd.†	200,000	27,686
Beijing Enterprises Holdings, Ltd.	11,000	59,655
China Everbright International, Ltd.	43,000	34,417
China Everbright, Ltd.	18,000	31,948
China Jinmao Holdings Group, Ltd.	104,000	43,564
China Merchants Port Holdings Co., Ltd.	28,000	47,686
China Mobile, Ltd.	109,000	1,018,583
China Overseas Land & Investment, Ltd.	76,000	237,470
China Power International Development, Ltd.	35,000	6,913
China Resources Beer Holdings Co., Ltd.	30,000	104,799
China Resources Power Holdings Co., Ltd.	38,000	66,718
China Taiping Insurance Holdings Co., Ltd.	28,000	94,136
China Unicom Hong Kong, Ltd.	116,000	121,159
CITIC, Ltd.	107,000	160,355
CNOOC, Ltd.	307,000	520,080
CSPC Pharmaceutical Group, Ltd.	82,000	172,417
Far East Horizon, Ltd.	41,000	39,726
Fosun International, Ltd.	45,500	66,749
Fullshare Holdings, Ltd.	115,000	44,827
Guangdong Investment, Ltd.	52,000	92,948
Lenovo Group, Ltd.	144,000	92,052
Shanghai Industrial Holdings, Ltd.	12,000	25,324
Sino-Ocean Land Holdings, Ltd.	61,000	23,987
Sun Art Retail Group, Ltd.	41,500	45,488

		3,225,465

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	7,061	73,886
OTP Bank PLC	4,228	151,708
Richter Gedeon Nyrt	2,914	54,153

		279,747

India — 2.5%
Axis Bank, Ltd. GDR†	5,104	200,826
Dr. Reddy’s Laboratories, Ltd. ADR	321	10,924
ICICI Bank, Ltd. ADR	15,369	145,852
Infosys, Ltd. ADR	57,118	540,907
Larsen & Toubro, Ltd. GDR	7,405	129,965
Mahindra & Mahindra, Ltd. GDR	11,047	114,284
Reliance Industries, Ltd. GDR*	23,202	661,922
State Bank of India GDR†	1,515	57,184
Tata Motors, Ltd. ADR†	3,514	42,906
Tata Steel, Ltd. GDR	1,185	8,566
Vedanta, Ltd. ADR	3,558	39,636
Wipro, Ltd. ADR	11,137	57,578

		2,010,550

Indonesia — 2.0%
Adaro Energy Tbk PT	264,900	28,673
AKR Corporindo Tbk PT	36,400	8,295
Astra International Tbk PT	354,400	184,519
Bank Central Asia Tbk PT	175,000	272,500
Bank Danamon Indonesia Tbk PT	51,100	24,969
Bank Mandiri Persero Tbk PT	319,000	144,028
Bank Negara Indonesia Persero Tbk PT	117,000	56,704
Bank Rakyat Indonesia Persero Tbk PT	973,900	202,187
Bumi Serpong Damai Tbk PT†	242,100	17,558
Charoen Pokphand Indonesia Tbk PT	139,600	50,551
Gudang Garam Tbk PT	9,600	45,597
Indocement Tunggal Prakarsa Tbk PT	28,400	32,249
Indofood Sukses Makmur Tbk PT	110,100	43,335
Jasa Marga Persero Tbk PT	19,400	5,289
Kalbe Farma Tbk PT	453,400	40,931
Lippo Karawaci TBK PT	409,300	7,546
Matahari Department Store Tbk PT	60,200	19,235
Pakuwon Jati Tbk PT	401,700	12,613
Perusahaan Gas Negara Persero Tbk PT	295,700	43,301
Semen Indonesia Persero Tbk PT	57,600	34,174
Summarecon Agung Tbk PT	125,000	4,937
Surya Citra Media Tbk PT	121,600	12,580
Telekomunikasi Indonesia Persero Tbk PT	898,200	227,058
Tower Bersama Infrastructure Tbk PT	18,000	5,526
United Tractors Tbk PT	29,000	63,986
Waskita Karya Persero Tbk PT	150,400	14,271

		1,602,612

Malta — 0.0%
Brait SE†	6,808	17,023

Mexico — 3.1%
Alfa SAB de CV, Class A	56,700	59,957
America Movil SAB de CV, Series L	563,800	407,725
Arca Continental SAB de CV	8,400	42,179
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	34,500	43,190
Cemex SAB de CV CPO†	258,000	129,297
Coca-Cola Femsa SAB de CV, Series L	11,000	62,822
El Puerto de Liverpool SAB de CV, Class C1	4,500	28,577
Fibra Uno Administracion SA de CV	60,400	64,672
Fomento Economico Mexicano SAB de CV	33,800	287,911
Gruma SAB de CV, Class B	3,525	36,876
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,500	54,059

Grupo Aeroportuario del Sureste SAB de CV, Class B	3,570	58,895
Grupo Bimbo SAB de CV, Class A	30,500	57,026
Grupo Carso SAB de CV, Class A1	9,200	26,943
Grupo Financiero Banorte SAB de CV, Class O	44,700	246,438
Grupo Financiero Inbursa SAB de CV, Class O	39,000	50,821
Grupo Lala SAB de CV	18,500	16,257
Grupo Mexico SAB de CV, Class B	67,600	155,911
Grupo Televisa SAB CPO	44,100	127,025
Industrias Penoles SAB de CV	3,080	43,365
Infraestructura Energetica Nova SAB de CV	9,600	37,434
Kimberly-Clark de Mexico SAB de CV, Class A	30,500	43,948
Mexichem SAB de CV	20,200	52,834
Promotora y Operadora de Infraestructura SAB de CV	4,540	41,224
Wal-Mart de Mexico SAB de CV	92,200	235,751

		2,411,137

Netherlands — 0.0%
Steinhoff International Holdings NV†	62,461	7,605

Peru — 0.1%
Cia de Minas Buenaventura SAA ADR	5,291	73,227

Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	30,690	26,952
Aboitiz Power Corp.	11,900	7,499
Alliance Global Group, Inc.†	48,500	10,302
Ayala Corp.	4,415	75,870
Ayala Land, Inc.	133,900	99,377
Bank of the Philippine Islands	21,780	33,480
BDO Unibank, Inc.	29,340	67,096
Globe Telecom, Inc.	615	23,915
GT Capital Holdings, Inc.	1,485	21,111
International Container Term Services, Inc.	8,230	13,924
JG Summit Holdings, Inc.	49,680	43,992
Jollibee Foods Corp.	8,360	43,083
Megaworld Corp.	145,600	12,015
Metro Pacific Investments Corp.	187,000	16,814
Metropolitan Bank & Trust Co.	15,300	18,768
PLDT, Inc.	1,410	36,667
Robinsons Land Corp.	23,800	9,364
Security Bank Corp.	2,580	6,968
SM Investments Corp.	4,440	74,803
SM Prime Holdings, Inc.	142,300	89,867
Universal Robina Corp.	14,440	35,063

		766,930

Poland — 1.3%
Alior Bank SA†	2,203	33,118
Bank Handlowy w Warszawie SA	1,102	20,080
Bank Millennium SA†	14,240	32,725
Bank Pekao SA	3,341	91,155
Bank Zachodni WBK SA	768	68,064
Eurocash SA	1,990	10,590
Grupa Azoty SA	1,333	8,952
Grupa Lotos SA	1,889	33,985
Jastrzebska Spolka Weglowa SA†	896	17,276
KGHM Polska Miedz SA†	3,168	71,718
LPP SA	25	51,148
mBank	356	34,697
Orange Polska SA†	26,003	29,409
PGE Polska Grupa Energetyczna SA†	18,290	50,091
Polski Koncern Naftowy Orlen SA	5,554	133,497
Polskie Gornictwo Naftowe I Gazownictwo SA	36,596	59,628
Powszechna Kasa Oszczednosci Bank Polski SA	17,073	177,648
Powszechny Zaklad Ubezpieczen SA	11,542	117,629
Tauron Polska Energia SA†	44,231	20,517

		1,061,927

Romania — 0.1%
NEPI Rockcastle PLC	6,539	56,418

Russia — 3.6%
Gazprom PAO ADR	118,101	558,743
Lukoil PJSC ADR	8,879	662,992
Magnit PJSC GDR	5,762	76,932
MMC Norilsk Nickel PJSC ADR	14,606	242,058
Mobile TeleSystems PJSC ADR	8,395	67,244
Novatek PJSC GDR	1,601	270,745
PhosAgro OAO GDR	2,172	28,406
Rosneft GDR	33,704	236,782
Rostelecom PJSC ADR	13,027	82,762
Severstal PJSC GDR	7,309	113,270
Surgutneftegas OJSC ADR	28,889	114,958
Tatneft PJSC ADR	5,417	380,990

		2,835,882

South Africa — 5.6%
Absa Group, Ltd.	12,448	125,510
Aspen Pharmacare Holdings, Ltd.	7,498	79,232
Bid Corp., Ltd.	6,086	114,022
Bidvest Group, Ltd.	6,318	78,513
Capitec Bank Holdings, Ltd.	637	42,738
Discovery, Ltd.	6,161	65,826
Exxaro Resources, Ltd.	5,577	56,928
FirstRand, Ltd.	58,194	252,974
Fortress REIT, Ltd., Class A	26,564	30,405
Fortress REIT, Ltd., Class B	12,748	12,446
Foschini Group, Ltd.	4,104	44,768
Growthpoint Properties, Ltd.	55,979	85,877
Hyprop Investments, Ltd.	5,425	33,145
Impala Platinum Holdings, Ltd.†	10,820	19,942
Imperial Holdings, Ltd.	2,808	30,969
Investec, Ltd.	5,826	36,170
Life Healthcare Group Holdings, Ltd.	24,586	40,777
Massmart Holdings, Ltd.	475	3,092
MMI Holdings, Ltd.†	19,699	23,807
Mr. Price Group, Ltd.	4,554	71,132
MTN Group, Ltd.	30,125	174,257
Naspers, Ltd., Class N	7,673	1,343,967
Nedbank Group, Ltd.	4,089	68,825
Netcare, Ltd.	21,386	35,840
Pick n Pay Stores, Ltd.	8,592	39,610
Pioneer Foods Group, Ltd.	3,208	17,604
PSG Group, Ltd.	2,607	38,815
Rand Merchant Investment Holdings, Ltd.	13,381	31,071
Redefine Properties, Ltd.	98,705	64,128
Remgro, Ltd.	9,771	125,767
Resilient REIT, Ltd.	4,831	19,546
RMB Holdings, Ltd.	12,151	61,172
Sanlam, Ltd.	25,302	127,018
Sappi, Ltd.	9,931	55,714
Sasol, Ltd.	9,759	319,806
Shoprite Holdings, Ltd.	8,306	101,346
Sibanye Gold, Ltd.†	40,589	28,201
SPAR Group, Ltd.	4,234	50,344

Standard Bank Group, Ltd.	22,629	250,125
Telkom SA SOC, Ltd.	5,038	18,322
Tiger Brands, Ltd.	3,364	60,008
Truworths International, Ltd.	8,162	44,647
Woolworths Holdings, Ltd.	19,863	68,466

		4,392,872

South Korea — 10.8%
Amorepacific Corp.	461	61,675
Amorepacific Corp. (Preference Shares)	122	9,610
AMOREPACIFIC Group	417	22,834
BNK Financial Group, Inc.	3,347	22,367
Celltrion, Inc.†	1,139	216,858
Cheil Worldwide, Inc.	1,217	24,277
CJ CheilJedang Corp.	133	37,942
CJ Corp.	221	21,236
CJ Logistics Corp.†	140	19,547
Coway Co., Ltd.	738	45,617
Daelim Industrial Co., Ltd.	398	26,615
Daewoo Engineering & Construction Co., Ltd.†	2,572	10,254
DB Insurance Co., Ltd.	593	37,427
DGB Financial Group, Inc.	2,670	22,072
Dongsuh Cos., Inc.	706	11,536
Doosan Bobcat, Inc.	835	25,891
Doosan Heavy Industries & Construction Co., Ltd.†	991	9,582
E-Mart Co., Ltd.	310	55,464
GS Engineering & Construction Corp.	965	35,224
GS Retail Co., Ltd.	487	15,356
Hana Financial Group, Inc.	4,026	135,763
Hanmi Pharm Co., Ltd.	165	9,683
Hanmi Pharm Co., Ltd.	87	29,861
Hanon Systems	2,345	22,619
Hanssem Co., Ltd.	152	6,547
Hanwha Chem Corp.	1,801	25,688
Hanwha Corp.	789	19,555
Hanwha Life Insurance Co., Ltd.	2,491	9,836
Hanwha Techwin Co., Ltd.†	601	15,057
HDC Holdings Co., Ltd.	952	14,097
Hotel Shilla Co., Ltd.	446	27,778
Hyundai Engineering & Construction Co., Ltd.	1,202	48,504
Hyundai Glovis Co., Ltd.	301	30,229
Hyundai Heavy Industries Co., Ltd.†	562	61,786
Hyundai Heavy Industries Holdings Co., Ltd.†	143	44,887
Hyundai Marine & Fire Insurance Co., Ltd.	759	27,797
Hyundai Mobis Co., Ltd.	956	159,838
Hyundai Motor Co.	2,176	203,883
Hyundai Motor Co. (2nd Preference Shares)	523	32,576
Hyundai Motor Co. (Preference Shares)	339	19,855
Hyundai Steel Co.	1,190	43,773
Industrial Bank of Korea	3,013	39,403
Kakao Corp.	631	50,556
Kangwon Land, Inc.	1,976	49,874
KB Financial Group, Inc.	5,462	227,268
KCC Corp.	106	23,041
KEPCO Plant Service & Engineering Co., Ltd.	363	8,794
Kia Motors Corp.	3,697	91,988
Korea Aerospace Industries, Ltd.†	983	25,080
Korea Electric Power Corp.	3,561	84,892
Korea Investment Holdings Co., Ltd.	591	30,940
Korean Air Lines Co., Ltd.	891	21,557
KT Corp.	60	1,509
KT&G Corp.	1,782	159,583
LG Chem, Ltd.	655	200,339
LG Chem, Ltd. (Preference Shares)	110	19,318
LG Corp.	1,319	76,980
LG Display Co., Ltd.	3,414	49,755
LG Electronics, Inc.	1,458	81,418
LG Household & Health Care, Ltd.	132	121,515
LG Household & Health Care, Ltd. (Preference Shares)	32	20,582
LG Innotek Co., Ltd.	173	18,948
Lotte Chemical Corp.	226	52,201
Lotte Confectionery Co., Ltd.†	476	19,894
Lotte Shopping Co., Ltd.	178	30,366
Medy-Tox, Inc.	66	27,120
Mirae Asset Daewoo Co., Ltd.	5,701	32,333
NAVER Corp.	1,970	198,815
NCSoft Corp.	250	94,541
Netmarble Games Corp.*	350	34,575
NH Investment & Securities Co., Ltd.	2,506	26,890
Orion Corp.	307	25,741
Ottogi Corp.	17	9,848
Pan Ocean Co., Ltd.†	3,025	12,720
POSCO	1,082	244,097
S-1 Corp.	288	24,377
Samsung Biologics Co, Ltd.†*	233	79,725
Samsung C&T Corp.	1,085	103,233
Samsung Card Co.	353	10,448
Samsung Electro-Mechanics Co., Ltd.	812	84,775
Samsung Electronics Co., Ltd.	67,850	2,537,565
Samsung Electronics Co., Ltd. (Preference Shares)	243	7,657
Samsung Fire & Marine Insurance Co., Ltd.	444	108,574
Samsung Heavy Industries Co., Ltd.†	5,879	36,103
Samsung Life Insurance Co., Ltd.	911	73,755
Samsung SD Co., Ltd.	779	160,289
Samsung SDS Co., Ltd.	497	84,429
Samsung Securities Co. Ltd.	1,335	31,446
Shinhan Financial Group Co., Ltd.	5,921	220,065
Shinsegae Co. Ltd.	107	24,185
SK Holdings Co Ltd.	456	105,041
SK Hynix, Inc.	8,144	490,413
SK Innovation Co., Ltd.	902	169,623
SK Networks Co., Ltd.	1,546	5,757
SK Telecom Co., Ltd.	279	65,580
S-Oil Corp.	624	68,196
Woori Bank	6,425	89,086
Yuhan Corp.	161	23,728

		8,537,527

Taiwan — 9.1%
Acer, Inc.	43,000	30,399
ASE Technology Holding Co., Ltd.	51,000	102,130
Asustek Computer, Inc.	9,000	66,335
AU Optronics Corp.	132,000	52,377
Catcher Technology Co., Ltd.	9,000	91,538
Cathay Financial Holding Co., Ltd.	113,000	178,267
Chang Hwa Commercial Bank	80,080	45,267
Chicony Electronics Co., Ltd.	13,065	26,042
China Airlines, Ltd.	34,000	10,091
China Development Financial Holding Corp.	200,000	63,915
China Life Insurance Co., Ltd.	38,160	36,382
Chunghwa Telecom Co., Ltd.	65,000	229,855
Compal Electronics, Inc.	58,000	32,064
CTBC Financial Holding Co., Ltd.	255,000	170,731
Delta Electronics, Inc.	31,000	131,110
E.Sun Financial Holding Co., Ltd.	154,944	102,370
Eclat Textile Co., Ltd.	2,000	23,640
Far Eastern New Century Corp.	42,000	42,438
Far EasTone Telecommunications Co., Ltd.	28,000	66,644
Feng TAY Enterprise Co., Ltd.	4,000	23,878
First Financial Holding Co., Ltd.	151,500	95,497
Formosa Chemicals & Fibre Corp.	42,000	151,094
Formosa Petrochemical Corp.	19,000	74,562
Formosa Plastics Corp.	59,000	191,399
Formosa Taffeta Co., Ltd.	13,000	14,176
Foxconn Technology Co., Ltd.	12,000	25,554
Fubon Financial Holding Co., Ltd.	95,000	149,186

Giant Manufacturing Co., Ltd.	4,000	15,159
Globalwafers Co., Ltd.	2,000	15,695
Highwealth Construction Corp.	13,000	19,003
Hiwin Technologies Corp.	4,120	26,968
Hon Hai Precision Industry Co., Ltd.	175,200	447,945
Hotai Motor Co., Ltd.	4,000	27,433
HTC Corp.†	8,000	8,623
Innolux Corp.	135,000	41,126
Inventec Corp.	39,000	31,325
Largan Precision Co., Ltd.	1,000	108,580
Lite-On Technology Corp.	27,000	31,109
MediaTek, Inc.	21,000	155,731
Mega Financial Holding Co., Ltd.	163,000	137,390
Micro-Star International Co., Ltd.	12,000	26,326
Nan Ya Plastics Corp.	66,000	164,522
Nanya Technology Corp.	13,000	21,825
Nien Made Enterprise Co., Ltd.	1,000	6,220
Novatek Microelectronics Corp.	9,000	39,959
Pegatron Corp.	28,000	50,620
Pou Chen Corp.	33,000	33,564
Powertech Technology, Inc.	10,000	21,717
President Chain Store Corp.	8,000	90,432
Quanta Computer, Inc.	39,000	61,780
Realtek Semiconductor Corp.	7,000	27,875
Shin Kong Financial Holding Co., Ltd.	112,598	36,715
SinoPac Financial Holdings Co., Ltd.	196,860	67,063
TaiMed Biologics, Inc.†	2,000	12,562
Taishin Financial Holding Co., Ltd.	165,005	73,515
Taiwan Cooperative Financial Holding Co., Ltd.	156,560	87,797
Taiwan High Speed Rail Corp.	22,000	21,742
Taiwan Mobile Co., Ltd.	29,000	103,503
Taiwan Semiconductor Manufacturing Co., Ltd.	347,000	2,578,083
Teco Electric and Machinery Co., Ltd.	29,000	16,535
Uni-President Enterprises Corp.	73,000	177,245
United Microelectronics Corp.	170,000	64,443
Vanguard International Semiconductor Corp.	13,000	23,681
Wistron Corp.	36,027	21,901
Yuanta Financial Holding Co., Ltd.	157,000	76,329
Yulon Motor Co., Ltd.	1,000	581

		7,199,563

Thailand — 2.1%
Advanced Info Service PCL NVDR	14,200	83,959
Airports of Thailand PCL NVDR	62,200	120,376
Bangkok Bank PCL	3,400	21,781
Bangkok Dusit Medical Services PCL NVDR	73,100	54,620
Bangkok Expressway & Metro PCL NVDR	129,600	33,237
Banpu Public Co., Ltd. NVDR	25,700	13,535
BEC World PCL NVDR†	4,800	886
Berli Jucker PCL NVDR	16,800	28,358
BTS Group Holdings PCL NVDR	138,100	38,229
Bumrungrad Hospital PCL NVDR	6,300	36,759
Central Pattana PCL NVDR	18,800	44,968
Charoen Pokphand Foods PCL NVDR	42,200	32,204
CP ALL PCL NVDR	68,400	138,762
Delta Electronics Thai PCL NVDR	9,700	20,192
Electricity Generating PCL NVDR	2,100	14,652
Energy Absolute PCL NVDR	16,400	24,590
Glow Energy PCL NVDR	9,600	24,321
Home Product Center PCL NVDR	56,100	25,219
Indorama Ventures PCL NVDR	24,900	40,946
IRPC PCL NVDR	140,800	26,021
Kasikornbank PCL	15,400	92,839
Kasikornbank PCL NVDR	9,100	54,857
KCE Electronics PCL NVDR	3,500	3,933
Krung Thai Bank PCL NVDR	58,300	35,417
Minor International PCL NVDR	35,300	38,877
PTT Global Chemical PCL NVDR	35,200	82,342
PTT PCL NVDR	149,400	230,856
Robinson PCL NVDR	7,200	14,235
Siam Cement PCL	4,700	58,664
Siam Cement PCL NVDR	2,900	36,650
Siam Commercial Bank PCL NVDR	27,300	113,493
Thai Oil PCL NVDR	15,100	38,743
Thai Union Frozen Products PCL NVDR	28,800	14,425
TMB Bank PCL NVDR	153,000	10,526
True Corp. PCL NVDR	147,500	26,259

		1,675,731

Turkey — 0.5%
Akbank Turk AS	33,737	40,122
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,482	18,417
Aselsan Elektronik Sanayi Ve Ticaret AS	1,923	8,721
Coca-Cola Icecek AS	1,983	9,808
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,161	8,436
Eregli Demir ve Celik Fabrikalari TAS	19,227	31,232
Ford Otomotiv Sanayi AS	593	6,361
Haci Omer Sabanci Holding AS	15,211	19,446
KOC Holding AS	9,697	27,073
Petkim Petrokimya Holding AS	9,341	8,527
TAV Havalimanlari Holding AS	1,524	6,353
Tofas Turk Otomobil Fabrikasi AS	1,022	3,855
Tupras Turkiye Petrol Rafinerileri AS	1,557	36,734
Turk Hava Yollari AO†	6,933	17,502
Turkcell Iletisim Hizmetleri AS	15,146	30,864
Turkiye Garanti Bankasi AS	42,106	52,972
Turkiye Halk Bankasi AS	9,247	10,259
Turkiye Is Bankasi, Class C	26,213	18,794
Turkiye Vakiflar Bankasi Tao, Class D	18,430	11,341
Ulker Biskuvi Sanayi AS†	3,938	10,448
Yapi Ve Kredi Bankasi AS†	15,540	4,524

		381,789

United States — 0.4%
Southern Copper Corp.	1,474	56,513
Yum China Holdings, Inc.	6,572	237,118

		293,631

Total Common Stocks (cost $73,643,687)		63,380,828

EXCHANGE-TRADED FUNDS — 9.0%
iShares MSCI India ETF	118,386	3,574,073
iShares MSCI Emerging Markets ETF	90,517	3,544,646

Total Exchange-Traded Funds (cost $8,308,676)		7,118,719

RIGHTS — 0.0%
Chile — 0.0%
SACI Falabella Expires 11/13/2018 (Strike Price 5.25 CLP)	372	37
Banco de Credito e Inversiones SA Expires 11/29/2018 (Strike Price 41.50 CLP)	47	135

Total Rights (cost $0)		172

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings LLC Expires 08/01/2019 (cost $0)	15,344	0

Total Long-Term Investment Securities (cost $81,952,363)		70,499,719

SHORT-TERM INVESTMENT SECURITIES — 2.0%
United States Treasury Bills 2.15% due 01/10/2019(1)	$1,200,000	1,194,976
2.23% due 02/07/2019(1)	350,000	347,875

Total Short-Term Investment Securities (cost $1,542,851)		1,542,851

TOTAL INVESTMENTS — (cost $83,495,214)	91.5%	72,042,570
Other assets less liabilities	8.5	6,693,149

NET ASSETS —	100.0%	$78,735,719

#	Effective May 1, 2018, the SA Emerging Market Equity Index Portfolio commenced operations.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $920,645 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CLP — Chilean Peso

CPO — Certification de Participations Ordinario

ETF — Exchanged-Traded Funds

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
169	Long	E-Mini MSCI Emerging Markets Index	December 2018	$8,803,880	$8,084,115	$(719,765)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	12.0%
Exchange-Traded Funds	9.0
Oil Companies-Integrated	5.1
Internet Application Software	4.3
E-Commerce/Products	4.0
Electronic Components-Semiconductors	4.0
Semiconductor Components-Integrated Circuits	3.6
Cellular Telecom	2.8
Diversified Financial Services	2.3
U.S. Government Treasuries	2.0
Real Estate Operations & Development	1.9
Internet Content-Information/News	1.8
Oil Refining & Marketing	1.7
Web Portals/ISP	1.5
Insurance-Multi-line	1.4
Insurance-Life/Health	1.4
Oil Companies-Exploration & Production	1.2
Auto-Cars/Light Trucks	1.2
Metal-Iron	1.1
Electronic Components-Misc.	1.1
Computer Services	1.0
Diversified Operations	0.9
Chemicals-Diversified	0.8
Telecom Services	0.7
Steel-Producers	0.7
Medical-Drugs	0.7
Insurance-Property/Casualty	0.7
Food-Misc./Diversified	0.7
Brewery	0.6
Petrochemicals	0.6
Food-Retail	0.6
Retail-Apparel/Shoe	0.6
Gas-Distribution	0.6
Beverages-Non-alcoholic	0.5
Building-Heavy Construction	0.5
Electric-Integrated	0.5
E-Commerce/Services	0.5
Schools	0.5
Computers	0.5
Entertainment Software	0.5
Retail-Hypermarkets	0.5
Retail-Restaurants	0.5
Finance-Investment Banker/Broker	0.5
Telephone-Integrated	0.4
Metal-Diversified	0.4
Airport Development/Maintenance	0.4
Chemicals-Plastics	0.4
Building Products-Cement	0.3
Real Estate Investment Trusts	0.3
Coal	0.3
Electric-Generation	0.3
Retail-Convenience Store	0.3
Cosmetics & Toiletries	0.3
Water	0.3
Paper & Related Products	0.3
Medical-Generic Drugs	0.3
Textile-Apparel	0.3
Tobacco	0.3
Non-Ferrous Metals	0.3
Internet Content-Entertainment	0.3
Real Estate Management/Services	0.3
Medical-Hospitals	0.3
Photo Equipment & Supplies	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Automobile	0.2
Retail-Misc./Diversified	0.2
Wireless Equipment	0.2
Building & Construction-Misc.	0.2
Food-Dairy Products	0.2
Medical-Biomedical/Gene	0.2
Transport-Rail	0.2
Miscellaneous Manufacturing	0.2
Power Converter/Supply Equipment	0.2
Retail-Drug Store	0.2
Appliances	0.2
Applications Software	0.2
Shipbuilding	0.2
Finance-Leasing Companies	0.2
Retail-Major Department Stores	0.1
Electric-Distribution	0.1
Food-Confectionery	0.1
Airlines	0.1
Broadcast Services/Program	0.1
Public Thoroughfares	0.1
Auto-Heavy Duty Trucks	0.1
Food-Catering	0.1
Medical Products	0.1
Distribution/Wholesale	0.1
Gold Mining	0.1
Medical-Wholesale Drug Distribution	0.1
Food-Wholesale/Distribution	0.1
Machinery-General Industrial	0.1
Computers-Periphery Equipment	0.1
Investment Companies	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Rental Auto/Equipment	0.1
Machinery-Construction & Mining	0.1
Diversified Banking Institutions	0.1
Female Health Care Products	0.1
Food-Flour & Grain	0.1
Warehousing & Harbor Transportation Services	0.1
Aerospace/Defense	0.1
Commercial Services-Finance	0.1
Food-Meat Products	0.1
Audio/Video Products	0.1
Investment Management/Advisor Services	0.1
Athletic Footwear	0.1
Food-Baking	0.1
Textile-Products	0.1
Metal-Copper	0.1
Retail-Discount	0.1
Pastoral & Agricultural	0.1
Casino Hotels	0.1
Building & Construction Products-Misc.	0.1
Enterprise Software/Service	0.1
Oil-Field Services	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Chemicals-Fibers	0.1
Diversified Minerals	0.1
Banks-Special Purpose	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Gambling (Non-Hotel)	0.1

91.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,204,424	$47,176,404	**	$—	$63,380,828
Exchange-Traded Funds	7,118,719	—		—	7,118,719
Rights	172	—		—	172
Warrants	—	0		—	0
Short-Term Investment Securities	—	1,542,851		—	1,542,851

Total Investments at Value	$23,323,315	$48,719,255		$—	$72,042,570

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$719,765	$—		$—	$719,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 82.8%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,215,215

Advertising Agencies — 0.3%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	2,962,269
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,704,644

		4,666,913

Advertising Sales — 0.1%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	300,000	300,495
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	550,000	552,063

		852,558

Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,304,122
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,047,455
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	2,190,000	2,137,912
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	736,060

		9,225,549

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,222,000
Arconic, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,550,750
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	325,000	325,000
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	425,000	427,125
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	375,000	367,500
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,325,000	1,339,363
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,245,312

		9,477,050

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,011,328

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	996,044

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	350,000	331,625

Applications Software — 0.1%
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	586,000	586,366
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	950,000	931,000
Nuance Communications, Inc. Company Guar. Notes 6.00% due 07/01/2024	175,000	177,188

		1,694,554

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,360,034
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	540,443
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,351,173
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	994,398
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	2,814,031
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,713,225
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,677,000
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,456,882

		18,907,186

Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	475,000	489,250

Auto-Truck Trailers — 0.1%
BCD Acquisition, Inc. Senior Sec. Notes 9.63% due 09/15/2023*	800,000	844,000

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,450,000	1,379,313

Banks-Commercial — 1.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,668,089
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	2,942,746
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,484,835
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,271,300
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,523,118
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	2,952,855
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	722,338
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.96% ((3ML + 0.64%) due 12/01/2021	2,860,000	2,846,072
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	349,769
PNC Bank NA Senior Notes 2.45% due 11/05/2020	6,750,000	6,630,863
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,380,000	1,368,024

		27,760,009

Banks-Super Regional — 1.9%
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	566,149
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,630,875
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,231,538
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,504,590
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,324,788
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,902,972
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	3,500,000	3,391,228
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	6,300,000	5,995,678
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,713,011
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,260,169

		27,520,998

Batteries/Battery Systems — 0.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	150,000	150,000

Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	2,000,000	1,976,464
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	1,340,000	1,291,564

		3,268,028

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	2,765,000	2,766,464

Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,000,000	4,875,200
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	10,050,000	9,559,732
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,080,316

		17,515,248

Broadcast Services/Program — 0.5%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	75,281
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	675,000	685,260
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	2,800,000	2,606,733

iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021(7)	1,375,000	993,438
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	825,000	787,875
Nexstar Broadcasting, Inc. Company Guar. Notes 5.88% due 11/15/2022	1,075,000	1,091,340
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	725,000	738,594

		6,978,521

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,650,000	1,505,625
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	675,000	664,031
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	200,000	200,438

		2,370,094

Building & Construction-Misc. — 0.1%
Pisces Midco, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,025,000	995,531

Building Products-Air & Heating — 0.2%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,181,337

Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	75,000	65,250

Building Products-Wood — 0.9%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,052,431
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,089,393
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,003,039
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	589,053

		12,733,916

Cable/Satellite TV — 2.7%
Altice US Finance I Corp. Senior Sec. Notes 5.38% due 07/15/2023*	825,000	824,843
Altice US Finance I Corp. Senior Sec. Notes 5.50% due 05/15/2026*	375,000	365,273
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,105,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	955,172
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	875,000	823,594
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	829,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	831,937
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	500,000	487,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	300,000	303,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	900,000	891,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	700,000	706,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,375,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,325,000	1,321,396
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.50% due 04/01/2028*	250,000	259,118
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.75% due 07/15/2025*	1,075,000	1,136,812
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,360,011

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,400,849
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,388,835
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,330,590
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,414,711
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	750,000	722,812
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,128,000
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	875,000	916,562
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	275,000	299,173
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	262,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	400,000	378,000
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,600,000	1,360,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	895,000
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,272,834
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	803,780
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,107,291
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	721,925
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	490,000	497,563

		39,476,331

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	120,781
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	173,469
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,575,000	1,636,031
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	631,750
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	675,000	656,437
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	659,750
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	350,000	375,813
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,200,000	2,194,500
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,000,000	928,760
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	875,000	825,781
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	425,000	384,625

		8,587,697

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	790,000
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*	200,000	195,880
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,125,000	1,119,375

		2,105,255

Cellular Telecom — 0.6%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,675,000	1,712,688
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,012,781
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	546,000

Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,600,000	1,708,000
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	625,000	630,859
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	825,000	772,151
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	500,000	462,500
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	205,068
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	625,000	646,875
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,263,000

		8,959,922

Chemicals-Diversified — 0.2%
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,502,939
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	1,550,000	1,371,750

		2,874,689

Chemicals-Specialty — 0.5%
Albemarle Corp. Senior Notes 4.15% due 12/01/2024	1,465,000	1,464,724
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	1,985,000	2,000,123
Platform Specialty Products Corp. Company Guar. Notes 6.50% due 02/01/2022*	3,175,000	3,218,656
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	175,000	168,656

		6,852,159

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	850,000	828,750

Coatings/Paint — 0.3%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,695,969
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	1,922,411
Sherwin-Williams Co. Senior Notes 4.40% due 02/01/2045	1,415,000	1,227,465

		4,845,845

Commercial Services — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,950,000	1,898,813
ServiceMaster Co. LLC Senior Notes 7.45% due 08/15/2027	275,000	286,000

		2,184,813

Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	2,490,000	2,466,135
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	2,515,000	2,276,535
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	932,913
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	273,625
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	700,000	680,750
S&P Global, Inc. Company Guar. Notes 4.00% due 06/15/2025	1,150,000	1,146,927
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	2,070,000	2,108,569
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	1,821,146
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	707,879

		12,414,479

Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,375,000	1,320,000
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	798,958

		2,118,958

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,925,000	1,809,500

Computers — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,010,323
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,675,000	1,772,677
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	2,435,000	2,829,646
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,673,466

		8,286,112

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	408,000
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	275,344
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	950,000	947,625

		1,630,969

Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	375,000	372,188
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	246,461
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,083,456
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	3,096,000

		5,798,105

Consumer Products-Misc. — 0.3%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	1,900,000	1,876,250
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,425,000	1,407,187
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	1,075,000	1,045,438
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	400,000	398,000

		4,726,875

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	1,175,000	1,128,000
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,625,000	2,493,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	750,000	727,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	225,000	224,156
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	550,000	552,750

		5,126,156

Containers-Paper/Plastic — 1.5%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	300,000	298,500
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,850,000	1,850,000
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	575,000	542,656
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	2,650,000	2,477,750
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	800,000	772,240
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	950,000	869,250
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,750,000	1,769,688
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,684,109
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,256,571
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	938,632
Pactiv LLC Senior Notes 7.95% due 12/15/2025	325,000	338,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,477,889

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,250,781
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	701,235
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	389,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	470,844
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	825,775
WestRock Co. Company Guar. Notes 4.00% due 03/15/2028*	3,260,000	3,112,218
WestRock RKT Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	743,479
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	75,000	75,095

		22,843,712

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	800,000	786,000

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,752,450
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,244,202
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	517,000	539,104
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	300,000	302,625
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	3,475,000	3,496,719
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	450,000	466,650
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,204,751
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	2,840,619

		16,847,120

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	650,000	667,875

Diagnostic Equipment — 0.5%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	448,875
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,300,000	1,310,894
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	3,925,000	3,771,925
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	1,862,873

		7,394,567

Direct Marketing — 0.0%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	1,475,000	486,750

Disposable Medical Products — 0.2%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,525,000	2,468,187

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	225,000	222,187
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,050,000	1,018,500
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	800,000	750,000
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	587,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	216,000

		2,794,187

Diversified Banking Institutions — 7.8%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	8,883,189
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,295,444

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	2,823,175
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,032,660
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	969,797
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,344,406
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,408,434
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,086,501
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,134,875
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	5,790,404
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,270,539
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,009,763
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,104,162
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,621,510
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,583,641
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,569,526
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,029,918
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	2,937,563
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,226,720
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	1,954,683
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,472,297
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	5,670,000	5,299,903
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,316,511
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,574,376
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	1,895,107
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	7,794,287
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	3,992,935
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	2,988,247
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,044,954
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,166,800

		115,622,327

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,000,000	1,917,560
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	859,000	870,363
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	750,000	718,350
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	2,969,427
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	877,187
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	1,956,075

		9,308,962

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	4,560,000	4,294,300

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,467,337

Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	965,696
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	428,625
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	500,000	519,375

		6,381,033

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,436,841
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,000,000	1,997,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	241,875

		4,676,216

Electric-Distribution — 0.4%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	2,925,564
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,314,756
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,108,913

		6,349,233

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,149,314
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,758,108
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	300,000	295,500

		3,202,922

Electric-Integrated — 3.1%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,427,561
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,823,301
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	2,899,266
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,289,024
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,331,931
Duke Energy Corp. Senior Notes 1.80% due 09/01/2021	600,000	572,609
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,810,000	1,619,324
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	2,000,000	1,705,750
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	135,926
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,020,607
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,130,938
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,476,854
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	4,955,619
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	500,454
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,522,994
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,069,616
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	2,958,879
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,038,449
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,482,920
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	596,756
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	732,874
Southern Co. Senior Notes 3.25% due 07/01/2026	4,950,000	4,595,408
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	820,172

		45,707,232

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,031,703

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,158,743
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,396,202

		4,554,945

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,200,907

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,080,052
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,216,070

		7,296,122

Electronic Parts Distribution — 0.2%
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,767,707

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,040,464
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	300,000	301,569

		5,342,033

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 8.50% due 11/01/2021	1,475,000	1,515,562
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	94,750
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,125,000	1,005,469
TerraForm Power Operating LLC Company Guar. Notes 6.63% due 06/15/2025*	525,000	547,313

		3,163,094

Engineering/R&D Services — 0.1%
Engility Corp. Company Guar. Notes 8.88% due 09/01/2024	700,000	756,875

Enterprise Software/Service — 0.5%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(2)	2,025,000	2,019,938
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,225,000	2,219,437
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,475,000	1,504,957
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	1,400,000	1,284,500
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	925,000	957,375

		7,986,207

Finance-Auto Loans — 0.1%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	275,000	279,469
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,725,000	1,763,812

		2,043,281

Finance-Commercial — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	1,580,838	1,629,762

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,525,000	1,437,312
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	143,250
Navient Corp. Senior Notes 7.25% due 09/25/2023	625,000	646,875
SLM Corp. Senior Notes 5.50% due 01/25/2023	250,000	245,493
SLM Corp. Senior Notes 6.13% due 03/25/2024	1,025,000	996,812

		3,469,742

Finance-Credit Card — 0.8%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,896,181
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,149,557

Visa, Inc. Senior Notes 3.15% due 12/14/2025	3,460,000	3,329,007

		12,374,745

Finance-Investment Banker/Broker — 0.9%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,281,710
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,338,436
Jefferies Group LLC Senior Notes 5.13% due 01/20/2023	4,020,000	4,141,593
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,170,528
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,577,608

		13,509,875

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	400,500
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,192,531

		2,593,031

Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	2,839,831
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	809,000	809,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,500,000	2,380,500
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	200,000	188,750

		6,218,081

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	204,688

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,029,293

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	261,937
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	320,125
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	700,000	664,125
Aramark Services, Inc. Company Guar. Notes 5.13% due 01/15/2024	1,075,000	1,069,625

		2,315,812

Food-Meat Products — 0.2%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,467,169
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,236,483

		2,703,652

Food-Misc./Diversified — 1.4%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	1,500,000	1,428,750
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	978,395
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,209,263
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	3,405,000	3,292,205
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,337,927
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	1,830,000	1,718,513
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	375,000	361,875
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	2,991,773
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	2,740,485
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	800,000	738,000
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	625,000	604,687
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	500,000	470,150

Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,101,000

		20,973,023

Food-Retail — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,675,000	1,474,000
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	1,025,000	968,625
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	2,952,257
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,155,377
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,084,148

		7,634,407

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,386,000

Funeral Services & Related Items — 0.0%
Matthews International Corp. Company Guar. Notes 5.25% due 12/01/2025*	450,000	421,875

Gambling (Non-Hotel) — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,275,000	2,117,172
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	975,000	945,750

		3,062,922

Gas-Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	125,000	116,875
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	450,000	432,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	300,000	278,250
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	1,150,000	1,086,750
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	234,693
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,698,015
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,910,582
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,283,274
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	856,396
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	956,731

		10,853,566

Home Decoration Products — 0.2%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,215,456

Hotels/Motels — 0.8%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,487,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,327,450
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	192,060
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026*	900,000	879,750
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,300,868
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	625,000	606,250

		11,793,378

Human Resources — 0.2%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,825,000	2,436,562

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	91,875
Calpine Corp. Senior Notes 5.38% due 01/15/2023	100,000	94,750

Calpine Corp. Senior Notes 5.75% due 01/15/2025	1,775,000	1,586,051
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	150,000	150,000
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	324,187
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	1,675,000	1,709,974
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	595,125
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	239,063

		4,791,025

Insurance Brokers — 0.3%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	2,900,000	2,830,400
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	1,575,000	1,543,500

		4,373,900

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 2.88% due 10/15/2026	4,275,000	3,976,837
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,352,656
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,925,699
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,751,984
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,149,299
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,125,976
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,665,625
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,822,594
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	979,199
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,571,601
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,080,624

		22,402,094

Insurance-Multi-line — 0.6%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,325,000	1,182,563
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	593,472
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,679,492
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,349,953

		8,805,480

Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,008,605
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	700,056
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	594,765
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,500,714
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	541,081

		6,345,221

Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	950,000	976,125
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	1,890,000	1,799,256

		2,775,381

Internet Security — 0.0%
Symantec Corp. Senior Notes 5.00% due 04/15/2025*	200,000	188,129

Investment Management/Advisor Services — 0.9%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,094,060

FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,318,050
FMR LLC Notes 7.49% due 06/15/2019*	400,000	410,489
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,805,035
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,625,000	1,576,250
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,293,459
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,523,585
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	861,399

		12,882,327

Linen Supply & Related Items — 0.2%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,028,162

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,132,534

Machinery-General Industrial — 0.5%
JPW Industries Holding Corp. Senior Sec. Notes 9.00% due 10/01/2024*	175,000	178,063
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,176,028
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,421,683
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	937,315
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	199,274
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	2,385,000	2,159,989

		8,072,352

Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	950,000	915,563

Medical Instruments — 0.1%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	116,563
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	97,500
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	909,000

		1,123,063

Medical Labs & Testing Services — 0.2%
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	300,000	299,250
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	525,000	527,625
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	775,000	751,750
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	749,042
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,425,000	1,335,937

		3,663,604

Medical Products — 1.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	3,598,408
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	2,988,134
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	2,840,481
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,575,217
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,950,000	3,689,886
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	325,000	304,688
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,513,879

		16,510,693

Medical-Biomedical/Gene — 1.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,447,429
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,502,745

Celgene Corp. Senior Notes 3.90% due 02/20/2028	5,600,000	5,257,537
Celgene Corp. Senior Notes 5.00% due 08/15/2045	5,530,000	5,170,986
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	4,730,000	4,324,216
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(2)	1,225,000	1,203,563

		20,906,476

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,494,035
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,213,248
Bausch Health Cos, Inc. Company Guar. Notes 8.50% due 01/31/2027*	275,000	279,812
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	225,000	235,969
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,117,251
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	893,922
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	932,591
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,677,597
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	683,479

		14,527,904

Medical-HMO — 1.3%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	828,522
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	609,000
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*	2,215,000	2,195,699
Halfmoon Parent, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	2,215,000	2,166,357
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*	2,215,000	2,105,217
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,775,000	2,818,901
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(2)	1,150,000	1,178,750
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	1,000,000	992,116
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	3,000,000	2,841,630
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,257,458
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,576,782
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	300,000	299,250

		19,869,682

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	550,688
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,397,687
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	225,000	213,188
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	875,000	804,737
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,200,000	606,600
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	227,531
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	150,000	145,688
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,400,000	2,428,500
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,300,000	1,327,625
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	350,000	356,125
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	1,987,344

HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	1,325,000	1,354,812
LifePoint Health, Inc. Company Guar. Notes 5.50% due 12/01/2021	175,000	177,625
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	625,000	654,687
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	1,300,000	1,222,000
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	650,000	641,875
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	361,444
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	850,000	818,125
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,250,000	1,242,187
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	425,000	416,870
Tenet Healthcare Corp. Sec. Notes 7.50% due 01/01/2022*	250,000	260,625
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	100,000	104,125

		17,300,088

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,925,000	1,730,094

Medical-Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	1,525,000	1,658,438

Metal Processors & Fabrication — 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	1,450,000	1,276,000

Metal Products-Distribution — 0.6%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,633,020
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,042,076
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	4,711,321

		9,386,417

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,400,000	1,295,000
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	1,425,000	1,246,875
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,724,785
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	1,080,870

		5,347,530

Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	987,822
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,123,424
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,248,751
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,622,572
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,129,949
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,229,900

		9,342,418

Music — 0.1%
EMI Music Publishing Group North America Holdings, Inc. Company Guar. Notes 7.63% due 06/15/2024*	900,000	966,375
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	150,000	146,250
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	350,000	341,250

		1,453,875

Non-Hazardous Waste Disposal — 0.0%
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	425,000	455,813

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,200,000	1,212,000
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	819,650

		2,031,650

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,117,267
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	696,132
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,481,652

		4,295,051

Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,370,097
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	437,062
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	475,000	475,594
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	525,000	578,156
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	569,940
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	815,000	794,625
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	272,938
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	319,313
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	141,000	141,240
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	570,625
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	575,000	546,250
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	725,000	709,594
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	345,000	360,353
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	250,000	253,125
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	900,000	894,375
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,239,630
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,475,000	1,403,094
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	200,000	199,000
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	77,063
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	400,000	413,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	800,000	772,000
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	514,250
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	427,500
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	233,125
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	175,000	175,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,911,324
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	475,000	463,125
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	450,000	439,875
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	294,750
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,081,638

Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	475,000	466,687
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	524,256
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	200,000	193,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*	275,000	269,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	500,000	492,885
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 6.25% due 06/01/2024*	200,000	205,500
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	775,000	711,062
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	191,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	550,000	526,625
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	376,500
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	350,000	324,625
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	700,000	677,250
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	75,000	76,125
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	264,688
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	125,625
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	751,875
Southwestern Energy Co. Company Guar. Notes 7.75% due 10/01/2027	925,000	936,562
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025	800,000	745,000
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	100,625
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	700,000	308,000
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	825,000	835,312
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026	450,000	449,437
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	425,000	419,687
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	125,000	124,375
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	25,000	25,563

		34,059,675

Oil Companies-Integrated — 0.3%
Chevron Corp. Senior Notes 2.10% due 05/16/2021	3,400,000	3,300,443
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	545,267
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	772,419

		4,618,129

Oil Refining & Marketing — 0.7%
CVR Refining LLC/Coffeyville Finance, Inc. Company Guar. Notes 6.50% due 11/01/2022	1,700,000	1,710,625
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,802,932
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	819,304
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,539,543
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.88% due 01/15/2023*	75,000	72,281
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	275,000	261,938
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	425,000	396,312

Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	954,009
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,886,839

		10,443,783

Oil-Field Services — 0.3%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	150,000	151,875
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	375,000	381,094
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	575,000	570,687
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	1,424,625
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,175,000	1,186,750
Weatherford International LLC Company Guar. Notes 6.80% due 06/15/2037	200,000	134,500

		3,849,531

Paper & Related Products — 0.3%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	479,063
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,055,125
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	3,589,823
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013(1)(3)(4)(5)†	250,000	25

		5,124,036

Pharmacy Services — 0.9%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,575,000	1,559,023
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	4,025,000	3,916,897
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,011,720
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	2,671,668
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,240,813
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	371,668	378,989

		12,779,110

Pipelines — 3.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	186,000	191,813
Andeavor Logistics LP / Tesoro Logistics Finance Corp. Company Guar. Notes 6.38% due 05/01/2024	350,000	369,950
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	850,000	808,952
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,096,875
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	366,563
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	225,000	220,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	950,000	978,500
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	350,000	378,438
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,575,000	1,545,469
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	350,000	344,750
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,025,000	999,375
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,075,074
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,363,447
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	900,000	946,125

Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,318,997
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,657,786
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,233,802
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	719,866
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,400,000	1,403,500
Kinder Morgan Energy Partners LP Company Guar. Notes 3.95% due 09/01/2022	4,600,000	4,607,497
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,636,625
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	614,347
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,233,505
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	2,806,782
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,128,033
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,386,562
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,355,370
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,675,000	1,658,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	813,875
Targa Resources Partners LP Company Guar. Notes 5.00% due 01/15/2028	725,000	686,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.13% due 02/01/2025	250,000	243,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	149,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	607,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026*	600,000	603,000
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,180,952
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,446,064
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	475,000	445,313
Williams Partners LP Senior Notes 4.90% due 01/15/2045	2,960,000	2,736,923
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,780,601

		57,140,981

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,000,000	950,000

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,046,250

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	500,000	465,000

Radio — 0.4%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	850,000	800,063
Radio One, Inc. Senior Sec. Notes 7.38% due 04/15/2022*	775,000	759,500
Radio One, Inc. Company Guar. Notes 9.25% due 02/15/2020*	975,000	944,531
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	1,300,000	1,287,812
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	904,188

Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,226,760

		5,922,854

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,098,729
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,008,101
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,077,866
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,488,318
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,606,221
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,385,172
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	393,214
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,313,979
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	2,500,000	2,470,236
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,535,671
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	200,413
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	1,813,059
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,252,080
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,705,640
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	481,440
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,635,063
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	275,000	275,344
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,127,227
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,511,013
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,328,851
Plum Creek Timberlands LP Senior Notes 4.70% due 03/15/2021	1,200,000	1,226,089
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	3,857,483
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,226,108
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,308,525
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	957,120
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,051,637
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	1,982,815
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	488,615
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	723,922
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,900,045

		54,429,996

Rental Auto/Equipment — 0.5%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	687,910
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,346,917
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	175,000	134,312
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,075,000	968,521

United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	400,000	389,750
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	425,000	403,219
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	392,000
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	278,022

		7,600,651

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	3,475,000	3,473,957

Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	400,000	378,000
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,725,000	1,636,594

		2,014,594

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	854,794
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	3,816,914
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	896,348
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,711,857
O’Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	680,000	645,421
O’Reilly Automotive, Inc. Senior Notes 3.85% due 06/15/2023	800,000	798,760

		9,724,094

Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	1,910,000	1,864,141

Retail-Building Products — 0.4%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	250,000	224,375
Home Depot, Inc. Senior Notes 2.80% due 09/14/2027	3,600,000	3,323,506
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,804,551

		5,352,432

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,588,641

Retail-Drug Store — 0.1%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	950,000	806,906

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,325,000	1,321,688
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	600,000	583,500

		1,905,188

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.63% due 12/01/2025	1,325,000	1,230,528

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	800,000	560,000

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,250,000	1,118,750
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	824,125
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	800,000	760,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	233,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,150,000	1,049,375

		3,986,000

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	658,000

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	98,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	450,000	442,125

		1,198,750

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	378,250
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	568,750

		947,000

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,108,000	1,102,460

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,856,315

Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	400,000	371,624

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,287,171

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,247,080

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	1,625,000	1,665,625

Specified Purpose Acquisitions — 0.1%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	1,000,000	935,000

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	439,157
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	4,104,957

		4,544,114

Steel-Producers — 0.9%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,920,000	2,863,669
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,641,210
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,807,096
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	650,000	654,062

		12,966,037

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	475,000	476,188
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	1,175,000	1,142,687

		1,618,875

Telephone-Integrated — 2.6%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	4,000,000	3,938,711
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,100,000	4,788,523
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,369,926
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	3,059,281
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,380,165
AT&T, Inc. Senior Notes 5.30% due 08/15/2058*	2,750,000	2,497,583
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	3,692,104
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	1,008,344
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	8,545,000	7,362,315
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	2,915,600
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	4,390,000	4,658,092

		38,670,644

Television — 0.7%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	825,000	766,920
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,075,000	1,028,184
CBS Corp. Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,359,530
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	260,906
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,223,605
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	225,000
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	950,000	909,625
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,285,875
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	550,000	549,313
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	690,187
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	1,675,000	1,695,937

		10,995,082

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	236,704
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	4,270,000	3,906,200
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047*	5,625,000	4,897,802

		9,040,706

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,297,441

Transactional Software — 0.1%
Solera LLC Senior Notes 10.50% due 03/01/2024*	925,000	1,003,653

Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	49,685	51,199
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	2,879,943
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,531,811
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,844,975
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	2,616,376

		9,924,304

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	1,995,513
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,295,684

		5,291,197

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	300,000	300,000

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,390,263
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,029,166

		5,419,429

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,532,352
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,271,821

		3,804,173

Web Hosting/Design — 0.0%
VeriSign, Inc. Senior Notes 4.75% due 07/15/2027	425,000	400,159

Total U.S. Corporate Bonds & Notes (cost $1,259,622,850)		1,229,236,243

FOREIGN CORPORATE BONDS & NOTES — 15.0%
Advertising Sales — 0.0%
Clear Channel International BV Company Guar. Notes 8.75% due 12/15/2020*	375,000	382,500

Advertising Services — 0.5%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,143,540
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,293,818
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,700,000	1,671,840

		7,109,198

Aerospace/Defense — 0.5%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	3,135,000	3,209,456
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	3,983,777

		7,193,233

Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026*	200,000	199,500

Auto/Truck Parts & Equipment-Original — 0.3%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,600,000	1,372,000
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	125,000	120,000
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	1,450,000	1,435,500
IHO Verwaltungs GmbH Senior Sec. Notes 4.50% due 09/15/2023*(2)	250,000	232,812
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(2)	1,750,000	1,575,000

		4,735,312

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,146,204

Brewery — 0.2%
Heineken NV Senior Notes 3.50% due 01/29/2028*	3,015,000	2,856,042

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	720,188
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,770,017

		8,490,205

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	520,000	516,750
Masonite International Corp. Company Guar. Notes 5.75% due 09/15/2026*	175,000	166,250

		683,000

Cable/Satellite TV — 1.2%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	200,000	198,000
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,790,250
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,815,910
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	525,000	503,344
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,875,000	2,751,921
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	2,150,000	1,994,125
Unitymedia GmbH Sec. Notes 6.13% due 01/15/2025*	1,625,000	1,669,687
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	600,000	578,250
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	342,230
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	1,425,000	1,328,813
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	377,000
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	411,750
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	725,000	645,250
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,055,125

		18,461,655

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,442,342

Chemicals-Specialty — 0.1%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(2)	350,000	349,125
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,250,000	1,192,188
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	575,000	557,750

		2,099,063

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	350,000	340,267

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(2)	1,775,000	1,720,641
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	575,000	539,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	1,700,000	1,708,500

		3,968,203

Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	625,000	587,500

Diversified Banking Institutions — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,607,103

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	6,653,000	6,087,927
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	4,839,060

		10,926,987

Diversified Minerals — 0.1%
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	425,000	415,438
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	875,000	885,937
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	200,000	217,000

		1,518,375

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	2,738,498
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,576,172

		4,314,670

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,133,859

Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,413,912
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	916,350
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	1,810,000	1,727,371
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	2,910,864

		7,968,497

Electronic Components-Misc. — 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	1,905,308
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	200,000	199,000

		2,104,308

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	350,000	356,125

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	1,430,000	1,394,836

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,247,218

Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,471,399

		3,718,617

Food-Confectionery — 0.2%
Mondelez International Holdings Netherlands BV Company Guar. Notes 2.00% due 10/28/2021*	3,070,000	2,921,769

Food-Dairy Products — 0.2%
Danone SA Senior Notes 2.95% due 11/02/2026*	2,980,000	2,707,688

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,958,018

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,125,000	1,141,875

Gold Mining — 0.2%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	624,650
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	728,520
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,304,138

		3,657,308

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	1,225,000	1,243,375

Insurance Brokers — 0.1%
KIRS Midco 3 PLC Senior Sec. Notes 8.63% due 07/15/2023*	1,150,000	1,069,500

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	776,189

Machinery-Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	2,730,000	2,522,039

Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	850,000	707,625

Medical Products — 0.2%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	2,000,000	1,610,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	1,157,625

		2,767,625

Medical-Drugs — 1.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	2,944,986
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	2,820,992
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	367,500
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,300,000	1,239,875
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,025,000	2,782,092
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	471,236
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	550,000	573,375
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,100,000	946,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,525,000	1,277,188
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	3,215,000	3,088,821
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	3,100,000	2,526,419
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,222,326
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	750,000	710,625

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	669,000	679,035

		22,650,470

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	857,594
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	955,000	939,162

		1,796,756

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	300,000	298,500
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	600,000	603,000

		901,500

Oil & Gas Drilling — 0.1%
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	300,000	297,750
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	800,000	832,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	775,000	776,938

		1,906,688

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,088,480
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,375,329
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,782,436

		9,246,245

Oil Companies-Integrated — 1.9%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,644,238
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,356,910
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,807,932
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,123,007
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,878,524
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	547,003
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	7,070,000	7,126,560
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,621,984
Shell International Finance BV Company Guar. Notes 2.88% due 05/10/2026	1,110,000	1,037,447
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,500,000	3,373,185
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,025,000	946,080

		28,462,870

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	625,000	421,875
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	725,000	552,813

		974,688

Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	150,000	141,000
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,525,000	2,367,188

		2,508,188

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	900,000	805,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	314,000	317,925
Intelsat Jackson Holdings SA Senior Sec. Notes 8.00% due 02/15/2024*	500,000	523,125
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	1,125,000	1,105,312

Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	366,625

		3,118,487

Security Services — 0.1%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	1,175,000	1,104,500

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,315,283

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,694,950

SupraNational Banks — 0.1%
Corp. Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	844,610
Corp. Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,027,300

		1,871,910

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	2,865,463

Telephone-Integrated — 0.5%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,532,562
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,427,098
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,596,328
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,832,646

		7,388,634

Transport-Equipment & Leasing — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	300,000	294,375
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	75,000	74,625
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	250,000	237,845
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	50,000	49,625
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	3,100,000	3,069,775

		3,726,245

Transport-Rail — 0.5%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,001,636
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	3,666,489

		6,668,125

Total Foreign Corporate Bonds & Notes (cost $228,895,828)		222,411,614

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $537,493)	640,000	599,611

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(3)(4)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,238,000

Total Preferred Securities (cost $2,274,140)		1,238,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,800,791

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS (3ML + 1.74%) 4.05% due 02/15/2067*	2,400,000	2,052,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(6)	5,000,000	4,810,000

Insurance-Multi-line — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	5,080,000
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,372,500

USF&G Capital III 8.31% due 07/01/2046*	250,000	335,419

		6,787,919

Total Preferred Securities/Capital Securities (cost $15,930,967)		16,450,710

TOTAL INVESTMENTS (cost $1,507,261,278)	99.0%	1,469,936,478
Other assets less liabilities	1.0	14,573,387

NET ASSETS	100.0%	$1,484,509,865

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $371,752,211 representing 25.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Security in default of interest and principal at maturity.
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $325 representing 0.0% of net assets.
(4)	Securities classified as Level 3 (see Note 1).
(5)	Company has filed for bankruptcy protection.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Security in default of interest.
FRS	— Floating Rate Security

The rates shown on FRS is the current rates as of October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS	— Separate Trading of Registered Interest and Principal Securities
ULC	— Unlimited Liability Corp.

Index Legend

3 ML—3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
100	Long	U.S. Treasury Long Bonds	December 2018	$13,987,725	$13,812,500	$(175,225)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Paper & Related Products	$—	$5,124,011	$25	$5,124,036
Other Industries	—	1,224,112,207	—	1,224,112,207
Foreign Corporate Bonds & Notes	—	222,411,614	—	222,411,614
U.S. Government Agencies	—	599,611	—	599,611
Preferred Securities:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,238,000	—	—	1,238,000
Preferred Securities/Capital Securities	—	16,450,710	—	16,450,710

Total Investments at Value	$1,238,000	$1,468,698,153	$325	$1,469,936,478

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$175,225	$—	$—	$175,225

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AMSM Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.8%
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	34,700	$1,247,812

Hotels/Motels — 1.2%
Hilton Grand Vacations, Inc.†	44,300	1,190,341
Hilton Worldwide Holdings, Inc.	28,500	2,028,345

		3,218,686

Real Estate Investment Trusts — 96.4%
Acadia Realty Trust	146,166	4,069,261
Agree Realty Corp.	44,200	2,531,334
American Tower Corp.	10,600	1,651,586
Americold Realty Trust	82,200	2,034,450
AvalonBay Communities, Inc.	72,425	12,701,897
Boston Properties, Inc.	109,742	13,252,444
Braemar Hotels & Resorts, Inc.	63,614	676,853
CareTrust REIT, Inc.	150,700	2,661,362
Cedar Realty Trust, Inc.	265,808	1,002,096
Clipper Realty, Inc.	55,968	752,210
CoreCivic, Inc.	86,000	1,931,560
CoreSite Realty Corp.	30,000	2,815,800
Corporate Office Properties Trust	144,000	3,720,960
DiamondRock Hospitality Co.	343,300	3,587,485
Douglas Emmett, Inc.	103,000	3,727,570
Duke Realty Corp.	286,000	7,885,020
Equinix, Inc.	45,900	17,384,166
Equity LifeStyle Properties, Inc.	67,096	6,353,320
Equity Residential	149,654	9,721,524
Essex Property Trust, Inc.	34,513	8,655,170
Four Corners Property Trust, Inc.	111,500	2,907,920
Gaming and Leisure Properties, Inc.	73,000	2,459,370
Healthcare Realty Trust, Inc.	193,900	5,402,054
Highwoods Properties, Inc.	105,800	4,511,312
Host Hotels & Resorts, Inc.	160,787	3,072,640
Invitation Homes, Inc.	110,400	2,415,552
National Retail Properties, Inc.	144,600	6,760,050
OUTFRONT Media, Inc.	167,200	2,962,784
Prologis, Inc.	242,058	15,605,479
Public Storage	75,670	15,547,915
Retail Properties of America, Inc., Class A	83,300	1,022,091
Rexford Industrial Realty, Inc.	92,500	2,929,475
RLJ Lodging Trust	99,100	1,926,504
Sabra Health Care REIT, Inc.	136,193	2,948,578
Simon Property Group, Inc.	98,569	18,089,383
SITE Centers Corp.	152,220	1,892,095
SL Green Realty Corp.	86,100	7,857,486
Spirit Realty Capital, Inc.	484,300	3,787,226
Sunstone Hotel Investors, Inc.	288,100	4,168,807
Taubman Centers, Inc.	51,634	2,840,386
Terreno Realty Corp.	40,680	1,522,652
UDR, Inc.	118,200	4,632,258
Urban Edge Properties	258,850	5,303,837
Ventas, Inc.	177,345	10,293,104
VEREIT, Inc.	544,753	3,993,040
VICI Properties, Inc.	109,400	2,361,946
Washington Real Estate Investment Trust	174,900	4,874,463
Welltower, Inc.	111,164	7,344,605

		256,549,080

Real Estate Operations & Development — 0.7%
Howard Hughes Corp.†	16,000	1,784,320

TOTAL INVESTMENTS (cost $264,518,904)	98.8%	262,799,898
Other assets less liabilities	1.2	3,210,913

NET ASSETS	100.0%	$266,010,811

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$262,799,898	$—	$—	$262,799,898

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 30.5%
Aerospace/Defense — 0.6%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/2019	$400,000	$404,542
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	2,000,000	1,952,389

		2,356,931

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,060,153

Airlines — 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	1,089,316	1,028,275

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	953,530

Auto/Truck Parts & Equipment-Original — 0.9%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	1,887,643
BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	1,732,578

		3,620,221

Banks-Commercial — 1.0%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	1,936,461
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	658,613
PNC Bank NA Senior Notes 2.00% due 05/19/2020	1,600,000	1,569,120

		4,164,194

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	1,944,802
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	880,364
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	824,364

		3,649,530

Banks-Super Regional — 0.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	467,140
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,178,304

		1,645,444

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Company Guar. Notes 7.00% due 03/01/2029	644,000	815,302

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	916,559

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	505,860
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	1,786,572

		2,292,432

Chemicals-Diversified — 0.8%
EI du Pont de Nemours & Co. Senior Notes 2.80% due 02/15/2023	1,500,000	1,452,844
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	1,900,170

		3,353,014

Commercial Services-Finance — 0.3%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,070,098

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	469,905

Computers — 0.7%
Apple, Inc. Senior Notes 2.10% due 05/06/2019	1,000,000	996,871
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	1,930,017

		2,926,888

Diagnostic Equipment — 0.2%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	876,000	895,418

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	1,913,350

Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,032,423
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	1,896,327
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	986,920
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	250,000	243,287
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	410,696
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	233,454
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,201,217
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	499,117
Morgan Stanley Senior Notes 7.30% due 05/13/2019	1,100,000	1,124,244

		9,541,035

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020	1,000,000	978,844
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,034,573

		2,013,417

Electric-Integrated — 2.1%
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	211,458
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,773,798
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	813,711
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,721,161
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,012,201
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	1,980,660

		8,512,989

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.38% due 01/15/2020	1,000,000	988,336
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	988,348

		1,976,684

Engines-Internal Combustion — 0.4%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,458,395

Enterprise Software/Service — 0.6%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	988,848
Oracle Corp. Senior Notes 2.25% due 10/08/2019	1,500,000	1,490,452

		2,479,300

Finance-Credit Card — 0.7%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	1,915,197
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	819,828

		2,735,025

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	450,196

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	649,109
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,129,737

		1,778,846

Food-Meat Products — 0.5%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	2,000,000	1,961,250

Food-Misc./Diversified — 1.0%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	1,696,338

Kraft Heinz Foods Co. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,265,511

		3,961,849

Gas-Distribution — 0.3%
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,292,618

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 1.40% due 10/30/2019	500,000	492,253

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,336,141

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	377,939

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,163,894

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	607,666

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	864,000	875,197

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	989,327

Medical Products — 0.4%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	950,648
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	747,380

		1,698,028

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	382,065
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	1,862,121
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	793,027
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	961,856

		3,999,069

Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,824,588

Metal-Copper — 0.5%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	2,000,000	1,947,728

Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,955,791

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	471,625

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	248,461
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	242,717
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	233,769

		724,947

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,005,983

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	500,000	473,618

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	261,134
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	561,167
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	245,044

		1,067,345

Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	648,673

Pharmacy Services — 0.5%
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	855,327
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,126,671

		1,981,998

Pipelines — 1.9%
Energy Transfer Partners LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,035,636
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,891,638
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	350,879
MPLX LP Senior Notes 5.50% due 02/15/2023	550,000	557,313
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,003,629
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,040,178

		7,879,273

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,307,404
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,165,951
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	2,000,000	2,033,722

		4,507,077

Retail-Building Products — 0.7%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	1,952,567
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	792,344

		2,744,911

Retail-Discount — 1.5%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	975,577
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,140,834
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	1,891,883
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,043,504
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,242,636

		6,294,434

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,286,545

Semiconductor Equipment — 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	1,883,154

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	883,406
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	951,508
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	573,132

		2,408,046

Transport-Rail — 0.5%
CSX Corp. Senior Notes 3.80% due 03/01/2028	2,000,000	1,929,325

Total U.S. Corporate Bonds & Notes (cost $130,035,028)		124,954,073

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Banks-Commercial — 1.0%
Bank of Montreal Senior Notes 2.10% due 06/15/2020	2,000,000	1,965,828
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,223,993
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	824,991

		4,014,812

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,058,847

Cellular Telecom — 0.5%
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	2,000,000	1,901,860

Diversified Banking Institutions — 0.8%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	970,623

Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	544,246
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	914,362
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	831,067

		3,260,298

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,005,740

Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	1,909,230

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	245,419
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	941,953

		1,187,372

Metal-Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,603,155

Total Foreign Corporate Bonds & Notes (cost $16,568,079)		15,941,314

U.S. GOVERNMENT AGENCIES — 5.0%
Federal Home Loan Bank — 2.1%
0.88% due 08/05/2019	515,000	507,978
1.13% due 06/21/2019	790,000	782,638
1.25% due 01/16/2019	590,000	588,605
1.50% due 03/08/2019	770,000	767,510
1.63% due 06/14/2019	590,000	586,494
1.88% due 03/08/2019	645,000	643,813
1.88% due 06/11/2021	2,000,000	1,947,490
2.42% due 01/24/2022	1,000,000	981,291
2.50% due 12/09/2022	1,000,000	978,515
2.88% due 09/13/2024	1,000,000	983,473

		8,767,807

Federal Home Loan Mtg. Corp. — 0.4%
zero coupon due 12/14/2029	2,200,000	1,472,417

Federal National Mtg. Assoc. — 2.5%
1.00% due 10/24/2019	4,500,000	4,423,793
1.88% due 09/24/2026	2,000,000	1,802,626
2.00% due 01/05/2022	1,000,000	969,330
2.13% due 04/24/2026	1,000,000	925,167
2.63% due 09/06/2024	2,000,000	1,942,242

		10,063,158

Total U.S. Government Agencies (cost $20,605,513)		20,303,382

U.S. GOVERNMENT TREASURIES — 52.7%
United States Treasury Bonds — 10.0%
2.25% due 08/15/2046	452,000	358,122
2.50% due 02/15/2045	1,006,000	847,909
2.50% due 02/15/2046	692,000	580,415
2.50% due 05/15/2046	652,000	546,356
2.75% due 08/15/2042	2,000,000	1,788,828
2.75% due 08/15/2047	1,000,000	879,766
2.75% due 11/15/2047	3,000,000	2,637,656
2.88% due 05/15/2043	1,589,000	1,449,652
2.88% due 08/15/2045	1,027,000	931,401
2.88% due 11/15/2046	744,000	672,884
3.00% due 11/15/2044	1,275,000	1,187,045
3.00% due 05/15/2045	1,150,000	1,069,500
3.00% due 11/15/2045	1,037,000	963,154
3.00% due 05/15/2047	1,500,000	1,389,316
3.00% due 02/15/2048	2,000,000	1,849,453
3.13% due 02/15/2043	1,428,000	1,362,736
3.13% due 08/15/2044	1,351,000	1,286,722
3.13% due 05/15/2048	2,000,000	1,896,719
3.38% due 05/15/2044	1,498,000	1,491,622
3.63% due 08/15/2043	1,535,000	1,592,502
3.63% due 02/15/2044	1,567,000	1,626,497
3.75% due 11/15/2043	1,685,000	1,784,257
4.50% due 02/15/2036	2,868,000	3,339,539
4.63% due 02/15/2040	2,015,000	2,406,272
4.75% due 02/15/2041	1,751,000	2,131,227
5.25% due 02/15/2029	2,000,000	2,361,875
5.38% due 02/15/2031	2,000,000	2,440,547

		40,871,972

United States Treasury Notes — 42.7%
1.00% due 11/30/2019	1,695,000	1,663,881
1.13% due 05/31/2019	1,500,000	1,487,754
1.13% due 12/31/2019	2,377,000	2,332,617
1.13% due 03/31/2020	2,107,000	2,057,782
1.13% due 04/30/2020	3,967,000	3,867,980
1.13% due 02/28/2021	1,250,000	1,200,293
1.13% due 09/30/2021	2,000,000	1,899,609
1.25% due 03/31/2021	732,000	704,035
1.25% due 07/31/2023	1,500,000	1,385,273
1.38% due 01/15/2020	2,607,000	2,563,923
1.38% due 01/31/2020	2,911,000	2,861,081
1.38% due 02/15/2020	1,993,000	1,957,188
1.38% due 02/29/2020	2,818,000	2,765,383
1.38% due 03/31/2020	3,305,000	3,239,029
1.38% due 04/30/2020	3,564,000	3,488,126
1.38% due 05/31/2020	3,659,000	3,575,815
1.38% due 08/31/2020	3,408,000	3,317,209
1.38% due 09/30/2020	3,243,000	3,153,184
1.38% due 10/31/2020	3,049,000	2,960,031
1.38% due 01/31/2021	1,868,000	1,806,341
1.38% due 04/30/2021	198,000	190,714

1.38% due 06/30/2023	1,500,000	1,395,293
1.38% due 08/31/2023	1,500,000	1,391,602
1.38% due 09/30/2023	143,000	132,482
1.50% due 10/31/2019	2,000,000	1,975,859
1.50% due 11/30/2019	1,012,000	998,638
1.50% due 05/31/2020	3,646,000	3,570,516
1.50% due 03/31/2023	2,000,000	1,878,047
1.50% due 08/15/2026	1,181,000	1,050,214
1.63% due 12/31/2019	1,979,000	1,953,180
1.63% due 11/30/2020	2,465,000	2,402,220
1.63% due 08/15/2022	3,000,000	2,855,977
1.63% due 11/15/2022	1,500,000	1,423,184
1.63% due 04/30/2023	1,500,000	1,414,629
1.63% due 05/31/2023	1,500,000	1,413,164
1.63% due 10/31/2023	265,000	248,241
1.63% due 02/15/2026	1,186,000	1,072,913
1.63% due 05/15/2026	1,233,000	1,111,434
1.75% due 10/31/2020	2,755,000	2,694,734
1.75% due 12/31/2020	2,070,000	2,020,918
1.75% due 05/15/2022	3,000,000	2,878,359
1.75% due 05/31/2022	2,000,000	1,918,125
1.75% due 06/30/2022	2,000,000	1,916,250
1.75% due 09/30/2022	2,000,000	1,910,000
1.75% due 01/31/2023	2,000,000	1,902,031
1.75% due 05/15/2023	1,500,000	1,421,953
1.88% due 07/31/2022	2,000,000	1,922,813
1.88% due 08/31/2022	2,000,000	1,920,781
1.88% due 09/30/2022	2,000,000	1,919,453
1.88% due 10/31/2022	2,000,000	1,917,578
1.88% due 08/31/2024	2,000,000	1,877,109
2.00% due 07/31/2020	3,253,000	3,204,968
2.00% due 02/28/2021	565,000	553,523
2.00% due 10/31/2021	2,000,000	1,946,328
2.00% due 11/15/2021	2,000,000	1,946,016
2.00% due 12/31/2021	2,500,000	2,428,906
2.00% due 07/31/2022	1,000,000	965,898
2.00% due 10/31/2022	3,500,000	3,372,305
2.00% due 11/30/2022	2,000,000	1,925,469
2.00% due 02/15/2023	2,000,000	1,921,250
2.00% due 05/31/2024	2,000,000	1,895,703
2.00% due 06/30/2024	3,000,000	2,840,391
2.00% due 02/15/2025	1,332,000	1,251,248
2.00% due 08/15/2025	3,217,000	3,004,251
2.00% due 11/15/2026	1,155,000	1,063,502
2.13% due 01/31/2021	1,249,000	1,227,972
2.13% due 08/15/2021	2,000,000	1,956,953
2.13% due 12/31/2021	2,000,000	1,950,781
2.13% due 12/31/2022	2,000,000	1,933,125
2.13% due 11/30/2023	273,000	261,824
2.13% due 03/31/2024	2,000,000	1,911,719
2.13% due 09/30/2024	2,000,000	1,901,172
2.13% due 11/30/2024	2,000,000	1,897,969
2.13% due 05/15/2025	2,820,000	2,662,256
2.25% due 12/31/2023	344,000	331,718
2.25% due 01/31/2024	401,000	386,338
2.25% due 10/31/2024	3,000,000	2,869,922
2.25% due 11/15/2024	1,352,000	1,292,586
2.25% due 12/31/2024	1,000,000	955,078
2.25% due 11/15/2025	2,742,000	2,597,188
2.25% due 02/15/2027	2,000,000	1,872,500
2.25% due 08/15/2027	2,000,000	1,863,516
2.25% due 11/15/2027	3,000,000	2,789,648
2.38% due 08/15/2024	1,221,000	1,178,027
2.38% due 05/15/2027	1,000,000	943,867
2.50% due 05/15/2024	1,220,000	1,187,498
2.63% due 11/15/2020	2,000,000	1,989,453
2.75% due 04/30/2023	2,500,000	2,476,270
2.75% due 11/15/2023	522,000	516,087
2.75% due 02/15/2024	535,000	528,271
2.75% due 02/28/2025	2,000,000	1,964,922
2.75% due 02/15/2028	2,000,000	1,935,469
2.88% due 05/15/2028	2,000,000	1,954,219
3.63% due 02/15/2021	140,000	142,193

		174,783,244

Total U.S. Government Treasuries (cost $222,241,715)		215,655,216

EXCHANGE-TRADED FUNDS — 4.1%
iShares 1-3 Year Treasury Bond ETF	42,100	3,497,668
iShares 3-7 Year Treasury Bond ETF	32,900	3,913,126
iShares 7-10 Year Treasury Bond ETF	10,000	1,006,600
iShares 10-20 Year Treasury Bond ETF	1,600	203,088
iShares 20+ Year Treasury Bond ETF	13,100	1,487,898
iShares iBoxx Investment Grade Corporate Bond Fund ETF	58,900	6,610,347

Total Exchange-Traded Funds (cost $17,344,757)		16,718,727

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Insurance-Multi-line — 0.6%
Aegon NV 5.50% due 04/11/2048	2,100,000	1,996,313
Allstate Corp. 5.75% due 08/15/2053	500,000	505,050

Total Preferred Securities/Capital Securities (cost $2,549,964)		2,501,363

Total Long-Term Investment Securities (cost $409,345,056)		396,074,075

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $10,092,118 collateralized by $8,535,000 of United States Treasury Bonds bearing interest at 5.25% due 11/15/2028 and having an approximate value of $10,297,665. (cost $10,092,000)	10,092,000	10,092,000

TOTAL INVESTMENTS (cost $419,437,056)	99.3%	406,166,075
Other assets less liabilities	0.7	2,896,728

NET ASSETS	100.0%	$409,062,803

ETF — Exchange Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$124,954,073	$—	$124,954,073
Foreign Corporate Bonds & Notes	—	15,941,314	—	15,941,314
U.S. Government Agencies	—	20,303,382	—	20,303,382
U.S. Government Treasuries	—	215,655,216	—	215,655,216
Exchange-Traded Funds	16,718,727	—	—	16,718,727
Preferred Securities/Capital Securities	—	2,501,363	—	2,501,363
Repurchase Agreements	—	10,092,000	—	10,092,000

Total Investments at Value	$16,718,727	$389,447,348	$—	$406,166,075

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 25.1%
Advertising Agencies — 0.3%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$700,000	$712,149

Applications Software — 0.5%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,258,558

Auto-Cars/Light Trucks — 0.8%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	884,362
General Motors Financial Co., Inc. Company Guar. Notes 2.65% due 04/13/2020	1,300,000	1,286,110

		2,170,472

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	907,909

Banks-Commercial — 1.5%
Capital One NA Senior Notes 2.35% due 01/31/2020	1,000,000	987,261
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,363,024
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	954,731

		4,305,016

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	677,412

Banks-Super Regional — 0.9%
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,477,059
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	921,530

		2,398,589

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	759,876

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	760,974

Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	607,032
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	724,712
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	770,037

		2,101,781

Commercial Services-Finance — 1.1%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,007,357
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	1,988,154

		2,995,511

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	970,682

Computers — 0.3%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	963,155

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Senior Notes 1.90% due 11/01/2019	600,000	594,033

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,180,666
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,249,989
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,250,218
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	1,868,317
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,267,540
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	944,816
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,290,424

		9,051,970

Diversified Manufacturing Operations — 0.3%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	800,000	785,592

E-Commerce/Products — 0.9%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,144,434
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,253,443

		2,397,877

E-Commerce/Services — 0.7%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,810,240

Electric-Distribution — 1.0%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	1,902,999
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	920,624

		2,823,623

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	823,067

Finance-Credit Card — 0.9%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	2,500,000	2,466,152

Food-Misc./Diversified — 0.4%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	989,232

Home Decoration Products — 0.5%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,274,112

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	828,867

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp. Senior Notes 2.10% due 01/10/2020	1,000,000	988,780

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,374,835

Medical Instruments — 0.3%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	900,000	891,813

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	278,618

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	873,869

Medical-Drugs — 1.6%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,452,016
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	764,129
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	923,579
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,189,541

		4,329,265

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	971,037

Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	1,500,000	1,461,874

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 4.45% due 01/15/2020	1,200,000	1,220,314

Pharmacy Services — 0.6%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	696,004
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	959,236

		1,655,240

Pipelines — 1.0%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	578,496
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	700,000	717,038
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	521,982
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	983,720

		2,801,236

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,002,789
Simon Property Group LP Senior Notes 4.38% due 03/01/2021	1,000,000	1,019,760

		2,022,549

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	949,410

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	671,368

Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	701,045
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	993,934

		1,694,979

Transport-Services — 0.5%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,400,824

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,154,807

Total U.S. Corporate Bonds & Notes (cost $72,540,810)		69,567,667

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Banks-Commercial — 2.0%
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,475,398
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,306,931
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	979,504
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,000,000	1,955,292

		5,717,125

Cellular Telecom — 1.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	1,000,000	1,020,104
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	1,926,950

		2,947,054

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,809,061
Barclays PLC Senior Notes 2.75% due 11/08/2019	1,200,000	1,191,626
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,269,876
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,262,413
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	781,730
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	896,044

		7,210,750

Medical-Generic Drugs — 0.9%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	578,153
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	1,966,831

		2,544,984

Metal-Iron — 0.4%
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/2022	1,000,000	1,005,990

Oil Companies-Integrated — 0.2%
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	602,430

Total Foreign Corporate Bonds & Notes (cost $20,626,603)		20,028,333

U.S. GOVERNMENT AGENCIES — 9.0%
Federal Farm Credit Bank — 0.7%
2.55% due 06/11/2020	2,000,000	1,990,396

Federal Home Loan Bank — 4.3%
1.75% due 06/12/2020	2,000,000	1,964,336
1.75% due 07/13/2020	2,000,000	1,960,036
1.88% due 03/13/2020	2,000,000	1,974,936
1.88% due 06/11/2021	2,005,000	1,952,359
1.88% due 11/29/2021	1,000,000	968,133
2.42% due 01/24/2022	1,000,000	981,291
2.50% due 12/09/2022	1,000,000	978,515
2.88% due 09/13/2024	1,000,000	983,473

		11,763,079

Federal Home Loan Mtg. Corp. — 1.2%
1.38% due 04/20/2020	2,000,000	1,958,748
2.38% due 01/13/2022	1,500,000	1,471,752

		3,430,500

Federal National Mtg. Assoc. — 2.8%
zero coupon due 10/09/2019	2,000,000	1,948,043
1.38% due 10/07/2021	2,000,000	1,908,788
2.00% due 01/05/2022	1,000,000	969,330
2.13% due 04/24/2026	2,000,000	1,850,334
2.63% due 09/06/2024	1,000,000	971,121

		7,647,616

Total U.S. Government Agencies (cost $25,238,503)		24,831,591

U.S. GOVERNMENT TREASURIES — 53.4%
United States Treasury Bonds — 1.2%
2.38% due 12/31/2020	2,000,000	1,978,281
6.00% due 02/15/2026	1,000,000	1,190,508

		3,168,789

United States Treasury Notes — 52.2%
1.00% due 11/30/2019	1,000,000	981,641
1.13% due 06/30/2021	1,400,000	1,336,180
1.13% due 07/31/2021	1,400,000	1,333,609
1.25% due 01/31/2020	1,300,000	1,275,574
1.25% due 03/31/2021	1,300,000	1,250,336
1.25% due 10/31/2021	1,500,000	1,427,578
1.25% due 07/31/2023	1,500,000	1,385,273
1.38% due 01/31/2020	1,000,000	982,852
1.38% due 03/31/2020	1,300,000	1,274,051
1.38% due 04/30/2020	1,300,000	1,272,324
1.38% due 08/31/2020	1,300,000	1,265,367
1.38% due 10/31/2020	1,300,000	1,262,066
1.38% due 01/31/2021	1,300,000	1,257,090
1.38% due 04/30/2021	1,300,000	1,252,164
1.38% due 05/31/2021	1,400,000	1,346,570
1.38% due 06/30/2023	1,300,000	1,209,254
1.38% due 08/31/2023	1,300,000	1,206,055
1.38% due 09/30/2023	1,300,000	1,204,379
1.50% due 10/31/2019	1,300,000	1,284,309
1.50% due 06/15/2020	1,300,000	1,272,324
1.50% due 07/15/2020	1,400,000	1,368,391
1.50% due 08/15/2020	1,300,000	1,269,176
1.50% due 01/31/2022	1,500,000	1,432,734
1.50% due 02/28/2023	1,200,000	1,128,141
1.50% due 03/31/2023	1,200,000	1,126,828
1.50% due 08/15/2026	1,500,000	1,333,887
1.63% due 12/31/2019	1,300,000	1,283,039
1.63% due 07/31/2020	1,300,000	1,272,477
1.63% due 08/31/2022	1,300,000	1,236,980
1.63% due 11/15/2022	2,000,000	1,897,578
1.63% due 04/30/2023	2,000,000	1,886,172
1.63% due 02/15/2026	1,300,000	1,176,043
1.63% due 05/15/2026	1,400,000	1,261,969
1.75% due 12/31/2020	1,300,000	1,269,176
1.75% due 11/30/2021	1,300,000	1,254,602
1.75% due 09/30/2022	1,000,000	955,000
1.75% due 01/31/2023	3,200,000	3,043,250
1.75% due 05/15/2023	1,300,000	1,232,359
1.88% due 06/30/2020	1,200,000	1,180,781
1.88% due 11/30/2021	1,300,000	1,259,527
1.88% due 02/28/2022	1,300,000	1,255,820
1.88% due 07/31/2022	1,300,000	1,249,828
1.88% due 08/31/2022	1,200,000	1,152,469
1.88% due 09/30/2022	2,000,000	1,919,453
1.88% due 10/31/2022	2,000,000	1,917,578
1.88% due 08/31/2024	1,500,000	1,407,832
2.00% due 09/30/2020	2,000,000	1,967,266
2.00% due 11/30/2020	1,300,000	1,276,742
2.00% due 01/15/2021	2,000,000	1,961,797
2.00% due 05/31/2021	2,000,000	1,954,609
2.00% due 08/31/2021	1,300,000	1,267,348
2.00% due 11/15/2021	1,300,000	1,264,910
2.00% due 12/31/2021	1,300,000	1,263,031
2.00% due 02/15/2022	1,300,000	1,261,508
2.00% due 07/31/2022	1,500,000	1,448,848
2.00% due 10/31/2022	2,000,000	1,927,031
2.00% due 11/30/2022	1,200,000	1,155,281
2.00% due 02/15/2023	1,300,000	1,248,813
2.00% due 04/30/2024	1,300,000	1,233,172
2.00% due 05/31/2024	1,300,000	1,232,207
2.00% due 06/30/2024	1,500,000	1,420,195
2.00% due 02/15/2025	1,300,000	1,221,188
2.00% due 08/15/2025	1,300,000	1,214,027
2.00% due 11/15/2026	1,300,000	1,197,016
2.13% due 08/31/2020	1,300,000	1,282,531
2.13% due 01/31/2021	1,300,000	1,278,113
2.13% due 09/30/2021	1,300,000	1,270,598
2.13% due 12/31/2021	1,300,000	1,268,008
2.13% due 06/30/2022	1,200,000	1,165,219
2.13% due 12/31/2022	1,200,000	1,159,875
2.13% due 11/30/2023	1,300,000	1,246,781
2.13% due 02/29/2024	1,200,000	1,148,063
2.13% due 03/31/2024	1,300,000	1,242,617
2.13% due 07/31/2024	1,300,000	1,237,844
2.13% due 09/30/2024	2,000,000	1,901,172
2.13% due 11/30/2024	1,000,000	948,984
2.13% due 05/15/2025	1,300,000	1,227,281
2.25% due 03/31/2020	2,000,000	1,984,219
2.25% due 02/15/2021	2,000,000	1,971,172
2.25% due 11/15/2024	1,300,000	1,242,871
2.25% due 12/31/2024	3,000,000	2,865,234
2.25% due 11/15/2025	1,300,000	1,231,344
2.25% due 02/15/2027	1,300,000	1,217,125
2.25% due 08/15/2027	1,300,000	1,211,285
2.25% due 11/15/2027	2,000,000	1,859,766
2.38% due 04/30/2020	2,000,000	1,986,562
2.38% due 03/15/2021	1,300,000	1,284,359
2.38% due 08/15/2024	1,300,000	1,254,246
2.38% due 05/15/2027	1,300,000	1,227,027
2.50% due 06/30/2020	1,500,000	1,491,270

2.50% due 03/31/2023	1,000,000	980,273
2.50% due 08/15/2023	1,500,000	1,467,422
2.50% due 05/15/2024	1,500,000	1,460,039
2.63% due 08/15/2020	1,300,000	1,294,262
2.63% due 11/15/2020	1,300,000	1,293,145
2.75% due 11/15/2023	1,300,000	1,285,273
2.75% due 02/28/2025	2,000,000	1,964,922
2.75% due 08/31/2025	2,000,000	1,960,156
2.75% due 02/15/2028	2,000,000	1,935,469
2.88% due 05/15/2028	2,000,000	1,954,219
3.13% due 05/15/2021	1,300,000	1,306,754
3.63% due 02/15/2020	2,000,000	2,020,312
3.63% due 02/15/2021	1,300,000	1,320,363

		144,811,250

Total U.S. Government Treasuries (cost $151,793,520)		147,980,039

EXCHANGE-TRADED FUNDS — 4.0%
iShares 1-3 Year Treasury Bond ETF	49,800	4,137,384
iShares 10-20 Year Treasury Bond ETF	9,200	1,167,756
iShares 7-10 Year Treasury Bond ETF	11,800	1,187,788
iShares iBoxx Investment Grade Corporate Bond Fund ETF	40,900	4,590,207

Total Exchange-Traded Funds (cost $11,441,262)		11,083,135

Total Long-Term Investment Securities (cost $281,640,698)		273,490,765

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $2,059,024 collateralized by $2,205,000 of United States Treasury Bonds, bearing interest at 3.00% due 11/15/2044 and having an approximate value of $2,100,545 (cost $2,059,000)	$2,059,000	2,059,000

TOTAL INVESTMENTS (cost $283,699,698)	99.4%	275,549,765
Other assets less liabilities	0.6	1,723,066

NET ASSETS	100.0%	$277,272,831

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$69,567,667	$—	$69,567,667
Foreign Corporate Bonds & Notes	—	20,028,333	—	20,028,333
U.S. Government Agencies	—	24,831,591	—	24,831,591
U.S. Government Treasuries	—	147,980,039	—	147,980,039
Exchange-Traded Funds	11,083,135	—	—	11,083,135
Repurchase Agreements	—	2,059,000	—	2,059,000

Total Investments at Value	$11,083,135	$264,466,630	$—	$275,549,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 93.4%
Aerospace/Defense — 1.1%
Esterline Technologies Corp.†	30,084	$3,530,658

Aerospace/Defense-Equipment — 1.6%
AAR Corp.	109,596	5,214,578

Auto/Truck Parts & Equipment-Original — 0.5%
Titan International, Inc.	213,718	1,508,849

Banks-Commercial — 15.1%
Access National Corp.	71,121	1,847,012
Bryn Mawr Bank Corp.	85,439	3,412,434
Chemical Financial Corp.	144,267	6,760,352
Columbia Banking System, Inc.	214,700	7,963,223
First Horizon National Corp.	542,500	8,755,950
First of Long Island Corp.	167,322	3,381,578
German American Bancorp, Inc.	33,227	1,053,628
Glacier Bancorp, Inc.	79,700	3,379,280
Lakeland Financial Corp.	141,177	6,074,846
Peoples Bancorp, Inc.	82,200	2,813,706
TrustCo Bank Corp.	195,356	1,463,216
Washington Trust Bancorp, Inc.	35,243	1,809,728

		48,714,953

Building & Construction Products-Misc. — 2.5%
Gibraltar Industries, Inc.†	230,222	8,205,112

Building Products-Wood — 0.1%
Simpson Manufacturing Co., Inc.	4,803	274,155
Universal Forest Products, Inc.	4,890	138,241

		412,396

Building-Mobile Home/Manufactured Housing — 2.4%
LCI Industries	65,822	4,564,756
Thor Industries, Inc.	44,660	3,110,122

		7,674,878

Building-Residential/Commercial — 0.2%
Toll Brothers, Inc.	16,530	560,263

Chemicals-Plastics — 0.8%
Landec Corp.†	199,100	2,725,679

Chemicals-Specialty — 4.4%
Ingevity Corp.†	27,000	2,459,160
Minerals Technologies, Inc.	91,697	5,020,411
Versum Materials, Inc.	212,887	6,718,713

		14,198,284

Commercial Services — 0.9%
Team, Inc.†	139,700	2,780,030

Computers-Other — 0.6%
Wesco Aircraft Holdings, Inc.†	178,639	1,818,545

Consulting Services — 1.4%
Huron Consulting Group, Inc.†	80,900	4,408,241

Disposable Medical Products — 0.7%
STERIS PLC	20,750	2,268,182

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	17,700	1,709,643
Federal Signal Corp.	38,800	853,212

		2,562,855

Electric-Integrated — 2.7%
Black Hills Corp.	97,000	5,771,500
IDACORP, Inc.	32,211	3,003,998

		8,775,498

Electronic Components-Misc. — 1.5%
Gentex Corp.	9,500	199,975
Plexus Corp.†	80,132	4,679,709

		4,879,684

Electronic Components-Semiconductors — 1.8%
Synaptics, Inc.†	150,422	5,646,842

Food-Meat Products — 2.3%
Maple Leaf Foods, Inc.	330,183	7,509,346

Food-Misc./Diversified — 1.5%
Dairy Crest Group PLC	802,054	4,901,178

Gas-Distribution — 1.5%
Spire, Inc.	65,788	4,774,893

Gold Mining — 2.1%
OceanaGold Corp.	2,310,800	6,652,689

Human Resources — 0.3%
AMN Healthcare Services, Inc.†	16,100	814,982

Insurance-Multi-line — 5.2%
Horace Mann Educators Corp.	156,523	6,148,223
Old Republic International Corp.	486,300	10,722,915

		16,871,138

Insurance-Property/Casualty — 2.9%
Hanover Insurance Group, Inc.	84,200	9,378,196

Lasers-System/Components — 1.2%
Coherent, Inc.†	32,513	4,003,651

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	15,407	546,178

Machinery-Construction & Mining — 0.5%
Astec Industries, Inc.	41,652	1,566,532

Machinery-Electrical — 2.3%
Regal Beloit Corp.	104,700	7,506,990

Machinery-General Industrial — 0.4%
Manitowoc Co, Inc.†	63,660	1,163,705

Machinery-Pumps — 2.1%
Mueller Water Products, Inc., Class A	676,100	6,936,786

Medical Labs & Testing Services — 0.3%
Syneos Health, Inc.†	17,700	807,651

Medical Products — 0.6%
Hill-Rom Holdings, Inc.	23,780	1,999,422

Medical-Biomedical/Gene — 0.9%
Cambrex Corp.†	56,632	3,017,919

Metal Processors & Fabrication — 0.5%
Mueller Industries, Inc.	60,600	1,475,610

Office Automation & Equipment — 2.7%
Zebra Technologies Corp., Class A†	53,300	8,863,790

Oil & Gas Drilling — 0.3%
Rowan Cos. PLC, Class A†	65,338	1,039,528

Oil Companies-Exploration & Production — 1.9%
Energen Corp.†	85,600	6,160,632

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	36,814	710,510

Oil-Field Services — 3.2%
Hunting PLC	836,186	7,207,296
Oil States International, Inc.†	141,795	3,157,775

		10,365,071

Paper & Related Products — 1.1%
P.H. Glatfelter Co.	197,000	3,526,300

Real Estate Investment Trusts — 5.6%
Brandywine Realty Trust	225,700	3,173,342
Highwoods Properties, Inc.	90,100	3,841,864
LTC Properties, Inc.	84,737	3,624,202
Retail Properties of America, Inc., Class A	428,338	5,255,707
Sunstone Hotel Investors, Inc.	153,204	2,216,862

		18,111,977

Real Estate Operations & Development — 1.3%
McGrath RentCorp	78,451	4,188,499

Retail-Apparel/Shoe — 2.1%
Caleres, Inc.	195,104	6,672,557

Retail-Restaurants — 2.2%
Brinker International, Inc.	167,204	7,248,293

Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc.†	93,422	4,019,949
Cohu, Inc.	36,508	759,366
Kulicke & Soffa Industries, Inc.	38,600	784,738
MKS Instruments, Inc.	57,278	4,220,816

		9,784,869

Steel-Producers — 2.5%
Carpenter Technology Corp.	130,031	5,670,652
Reliance Steel & Aluminum Co.	30,300	2,391,276

		8,061,928

Telecom Equipment-Fiber Optics — 1.5%
Finisar Corp.†	293,500	4,898,515

Textile-Apparel — 0.1%
Unifi, Inc.†	11,180	255,910

Transport-Truck — 1.0%
Heartland Express, Inc.	168,600	3,282,642

Wire & Cable Products — 0.8%
Encore Wire Corp.	20,653	912,862
Insteel Industries, Inc.	62,081	1,621,556

		2,534,418

Total Common Stocks (cost $285,122,858)		301,517,832

U.S. CORPORATE BONDS & NOTES — 1.4%
Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027	$792,000	758,340

Oil Companies-Exploration & Production — 1.1%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	3,675,000	3,647,438

Total U.S. Corporate Bonds & Notes (cost $4,315,358)		4,405,778

Total Long-Term Investment Securities (cost $289,438,216)		305,923,610

SHORT-TERM INVESTMENT SECURITIES — 3.9%
U.S. Government Agencies — 3.9%
Federal Home Loan BankDisc. Notes 2.08% due 11/01/2018 (cost $12,600,000)	12,600,000	$12,600,000

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $4,706,055 and collateralized by $3,980,000 of United States Treasury Notes, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $4,801,958 (cost $4,706,000)	4,706,000	4,706,000

TOTAL INVESTMENTS (cost $306,744,216)	100.1%	323,229,610
Liabilities in excess of other assets	(0.1)	(437,021)

NET ASSETS	100.0%	$322,792,589

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$301,517,832	$—	$—	$301,517,832
U.S. Corporate Bonds & Notes	—	4,405,778	—	4,405,778
Short-Term Investments Securities	—	12,600,000	—	12,600,000
Repurchase Agreements	—	4,706,000	—	4,706,000

Total Investments at Value	$301,517,832	$21,711,778	$—	$323,229,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio**

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 33.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	128,402	$2,945,543
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	62,001	672,709
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	35,712	401,048

Total Domestic Equity Investment Companies (cost $4,151,221)		4,019,300

Domestic Fixed Income Investment Companies — 38.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	294,807	2,942,175
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	178,266	1,754,137

Total Domestic Fixed Income Investment Companies (cost $4,716,174)		4,696,312

International Equity Investment Companies — 28.5%
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	27,922	356,570
SunAmerica Series Trust SA International Index Portfolio, Class 1	297,922	3,113,289

Total International Equity Investment Companies (cost $3,730,550)		3,469,859

TOTAL INVESTMENTS (cost $12,597,945)	100.2%	12,185,471
Liabilities in excess of other assets	(0.2)	(19,877)

NET ASSETS	100.0%	$12,165,594

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
**	Effective May 1, 2018, the SA Global Index Allocation 60/40 Portfolio commenced operations.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$12,185,471	$—	$—	$12,185,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio##

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 41.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	189,101	$4,337,985
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	96,492	1,046,937
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	73,744	828,143

Total Domestic Equity Investment Companies (cost $6,469,980)		6,213,065

Domestic Fixed Income Investment Companies — 23.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	212,709	2,122,837
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	134,000	1,318,560

Total Domestic Fixed Income Investment Companies (cost $3,460,770)		3,441,397

International Equity Investment Companies — 35.3%
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	55,556	709,447
SunAmerica Series Trust SA International Index Portfolio, Class 1	434,403	4,539,509

Total International Equity Investment Companies (cost $5,634,313)		5,248,956

TOTAL INVESTMENTS (cost $15,565,063)	100.1%	14,903,418
Liabilities in excess of other assets	(0.1)	(22,303)

NET ASSETS	100.0%	$14,881,115

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2
##	Effective May 1, 2018, the SA Global Index Allocation 75/25 Portfolio commenced operations.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$14,903,418	$—	$—	$14,903,418

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio##

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 48.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	807,663	$18,527,778
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	461,802	5,010,556
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	324,413	3,643,159

Total Domestic Equity Investment Companies (cost $28,347,566)		27,181,493

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	273,590	2,730,432
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	167,067	1,643,936

Total Domestic Fixed Income Investment Companies (cost $4,401,544)		4,374,368

International Equity Investment Companies — 43.4%
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	211,783	2,704,471
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,051,017	21,433,126

Total International Equity Investment Companies (cost $26,041,131)		24,137,597

TOTAL INVESTMENTS (cost $58,790,241)	100.1%	55,693,458
Liabilities in excess of other assets	(0.1)	(29,927)

NET ASSETS	100.0%	$55,663,531

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
##	Effective May 1, 2018, the SA Global Index Allocation 90/10 Portfolio commenced operations.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$55,693,458	$—	$—	$55,693,458

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 10.0%
Cayman Islands — 1.6%
Acis CLO, Ltd. FRS Series 2013-1A, Class B 4.39% (3 ML+1.95%) due 04/18/2024*(1)		$117,069	$116,950
Acis CLO, Ltd. FRS Series 2013-1A, Class C 5.39% (3 ML+2.95%) due 04/18/2024*(1)		231,035	230,757
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 3.19% (3 ML + 0.75%) due 04/15/2029*(1)		3,150,000	3,111,356
Recette Clo, Ltd. FRS Series 2015-1A, Class AR 3.39% (3 ML+0.92%) due 10/20/2027*(1)		3,050,000	3,048,524

			6,507,587

United Kingdom — 1.9%
Harben Finance PLC FRS Series 2017-1X, Class A 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	732,403	935,382
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.65% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	1,717,737	2,197,038
Ripon Mortgages PLC FRS Series 1X, Class A2 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	2,296,557	2,929,818
Ripon Mortgages PLC FRS Series 1X, Class A1 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	233,104	297,381
Warwick Finance Residential Mortgages PLC FRS Series 1, Class A 1.80% (3 ML GBP+1.00%) due 09/21/2049(2)	GBP	1,265,203	1,621,246

			7,980,865

United States — 6.5%
Bank of America Student Loan Trust FRS Series 2010-1A, Class A 3.29% (3 ML+0.80%) due 02/25/2043*		361,475	363,181
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 2.49% (1 ML+0.21%) due 03/20/2046(2)		250,278	226,035
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 2.55% (1 ML+0.27%) due 02/25/2036(2)		479,126	433,372
ECMC Group Student Loan Trust FRS Series 2016-1A, Class A 3.64% (1 ML+1.35%) due 07/26/2066*		1,973,827	2,011,961
Higher Education Funding I FRS Series 2014-1, Class A 3.36% (3 ML+1.05%) due 05/25/2034*		1,772,791	1,788,523
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 2.51% (1 ML+0.23%) due 04/25/2037		750,000	670,031
Lehman XS Trust FRS Series 2007-7N, Class 1A2 2.52% (1 ML+0.24%) due 06/25/2047(2)		408,235	368,651
Louisiana Public Facilities Authority FRS Revenue Bonds 3.44% (3 ML+0.95%) due 04/25/2035		3,150,000	3,179,547
Montana Higher Education Student Assistance Corp. FRS Series 2012-1, Class A3 3.18% (1 ML+1.50%) due 07/20/2043		1,300,000	1,324,549
Navient Student Loan Trust FRS Series 2016-5A, Class A 3.54% (1 ML+1.25%) due 06/25/2065*		2,169,399	2,224,038
Nelnet Student Loan Trust FRS Series 2006-1, Class A6 2.76% (3 ML+0.45%) due 08/23/2036*		2,300,000	2,274,199
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 3.34% (3 ML+0.85%) due 10/25/2037		1,550,000	1,567,980
North Carolina State Education Assistance Authority FRS Revenue Bonds 2.62% (3 ML+0.90%) due 07/25/2041		765,921	778,329
Panhandle-Plains Higher Education Authority, Inc. FRS Series 2011-1, Class A3 3.35% (3 ML+0.95%) due 10/01/2037		1,250,000	1,262,514
Scholar Funding Trust FRS Series 2010-A, Class A 3.04% (3 ML+0.75%) due 10/28/2041*		593,869	590,756
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 3.35% (6 ML+0.66%) due 11/20/2034(2)		37,622	37,329
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.44% (3 ML+0.11%) due 12/15/2032*		1,548,242	1,488,599

SLM Student Loan Trust FRS Series 2007-2, Class A4 2.55% (3 ML+0.06%) due 07/25/2022		2,100,000	2,049,140
SLM Student Loan Trust FRS Series 2008-2, Class A3 3.24% (3 ML+0.75%) due 04/25/2023		317,810	315,546
SLM Student Loan Trust FRS Series 2008-4, Class A4 4.14% (3 ML+1.65%) due 07/25/2022		696,392	710,557
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.19% (3 ML+1.70%) due 07/25/2023		1,531,193	1,563,729
Station Place Securitization Trust FRS Series 2015-2, Class A 2.84% (1 ML+0.55%) due 07/15/2019*(2)		850,000	850,000
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 2.94% (12 MTA+0.99%) due 06/25/2046(2)		337,630	296,805
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.63% due 12/28/2037(2)(3)		344,413	342,898

			26,718,269

Total Asset Backed Securities (cost $41,065,159)			41,206,721

CORPORATE BONDS & NOTES — 19.3%
Belgium — 0.1%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	672,181

Canada — 0.0%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	141,407

Cayman Islands — 0.2%
China Evergrande Group Senior Sec. Notes 8.75% due 06/28/2025		200,000	156,750
Thames Water Utilities Cayman Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	776,466

			933,216

France — 3.1%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	1,916,242
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,275,034
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,077,624
Dexia Credit Local SA Government Guar. Notes 1.88% due 03/28/2019*		2,500,000	2,491,468

			12,760,368

Germany — 6.9%
FMS Wertmanagement Government Guar. Notes zero coupon due 11/13/2020	EUR	2,500,000	2,851,091
FMS Wertmanagement Government Guar. Notes 1.88% due 05/09/2019	EUR	2,900,000	3,323,945
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	18,149,770
KFW Government Guar. Notes 0.38% due 03/15/2023	EUR	2,800,000	3,222,506
KFW Government Guar. Notes 5.00% due 12/01/2020	SEK	2,000,000	241,008
KFW Government Guar. Notes 6.00% due 08/20/2020	AUD	800,000	603,513

			28,391,833

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	402,242

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.67% due 11/30/2027*		250,000	224,569

Luxembourg — 0.2%
Olivetti Finance NV Company Guar. Notes 7.75% due 01/24/2033	EUR	600,000	866,975

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	207,541

Netherlands — 0.6%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	573,702
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	869,625

Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	442,792
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	337,067
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	189,189

			2,412,375

Norway — 1.7%
SpareBank 1 Boligkreditt AS Notes 0.13% due 11/12/2018	EUR	6,050,000	6,853,357

Singapore — 0.0%
ABJA Investment Co. Pte, Ltd. Senior Notes 5.45% due 01/24/2028		200,000	172,327

Spain — 0.4%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	327,547
Banco Santander SA Senior Notes 4.38% due 04/12/2028		200,000	185,754
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	441,533
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	600,000	677,109

			1,631,943

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		1,100,000	1,020,800

United Kingdom — 0.8%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		2,000,000	1,931,928
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	762,461
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024		500,000	488,687

			3,183,076

United States — 4.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		300,000	292,512
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026		2,000,000	1,902,434
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	179,899
Bank of America Corp. Senior Notes 3.25% due 10/21/2027		1,450,000	1,331,758
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	953,178
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*		400,000	393,907
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	638,515
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*		350,000	338,114
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024		750,000	746,976
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025		550,000	549,091
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		600,000	595,070
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048		250,000	243,147
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023		100,000	100,177
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024		400,000	389,000
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	384,324
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		500,000	472,971
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	852,361
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*		1,550,000	1,536,493
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*		300,000	296,519
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*		350,000	332,653
Morgan Stanley Senior Notes 3.13% due 07/27/2026		1,500,000	1,373,710
MPLX LP Senior Notes 4.50% due 04/15/2038		350,000	311,865
MPLX LP Senior Notes 4.70% due 04/15/2048		300,000	263,464
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	678,576
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,500,750
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		100,000	97,608
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026		300,000	295,054
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	644,879
VEREIT Operating Partnership LP Company Guar. Notes 4.88% due 06/01/2026		300,000	299,626
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,600,000	1,463,464

			19,458,095

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(4)(7)		390,000	69,225

Total Corporate Bonds & Notes (cost $83,254,612)			79,401,530

FOREIGN GOVERNMENT OBLIGATIONS — 44.7%
Argentina — 0.2%
Republic of Argentina Senior Notes 3.38% due 01/15/2023	EUR	240,000	227,049
Republic of Argentina Senior Notes 2.26% due 12/31/2038(5)	EUR	20,000	12,665
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	310,000	269,486
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		110,000	61,270
Republic of Argentina Senior Bonds 6.88% due 01/11/2048		590,000	432,175

			1,002,645

Australia — 1.3%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,684,806
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	541,814
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	935,647
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	1,340,914

			5,503,181

Austria — 0.3%
Republic of Austria Senior Notes 1.50% due 11/02/2086*(4)	EUR	1,100,000	1,147,279

Belgium — 1.5%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*(4)	EUR	2,170,000	2,478,561
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*(4)	EUR	2,010,000	2,305,085
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,378,442

			6,162,088

Canada — 1.8%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,583,969
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	699,882
Province of British Columbia, Canada Notes 2.85% due 06/18/2025	CAD	3,600,000	2,722,759
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	383,300
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	911,169

			7,301,079

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,224,303

France — 4.1%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,215,266
Government of France Bonds 2.75% due 10/25/2027	EUR	8,220,000	11,083,083
Government of France Bonds 4.50% due 04/25/2041	EUR	2,560,000	4,646,805

			16,945,154

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	191,813

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	331,725

Italy — 6.6%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	202,778
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,710,919
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	7,943,251
Republic of Italy Bonds 2.95% due 09/01/2038*(4)	EUR	3,060,000	3,063,518
Republic of Italy Bonds 3.45% due 03/01/2048*(4)	EUR	1,040,000	1,080,090
Republic of Italy Bonds 4.25% due 03/01/2020	EUR	3,490,000	4,119,918
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,049,025

			27,169,499

Japan — 16.6%
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,053,000,000	10,046,778
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	394,000,000	3,501,217
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	925,200,000	8,230,578
Government of Japan Senior Bonds 0.10% due 12/20/2020	JPY	226,150,000	2,014,476
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	425,100,000	3,763,229
Government of Japan Senior Notes 0.80% due 06/20/2047	JPY	56,550,000	494,654
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,632,200,000	16,577,024
Government of Japan Senior Bonds 1.40% due 09/20/2045	JPY	220,500,000	2,224,620
Government of Japan Senior Bonds 1.40% due 03/20/2055	JPY	149,600,000	1,499,858
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	404,453
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,296,315
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	260,500,000	3,016,569

Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	37,700,000	437,124
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025(6)	JPY	615,597,900	5,649,960
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2026(6)	JPY	576,469,777	5,308,212

			68,465,067

Mexico — 0.0%
United Mexican States Bonds 6.50% due 06/10/2021	MXN	166,300	7,781

South Africa — 0.1%
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,490,000	69,537
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	490,000	22,358
Republic of South Africa Bonds 7.00% due 02/28/2031	ZAR	2,430,000	130,845
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	900,000	53,514
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	1,152,000	67,915
Republic of South Africa Bonds 8.75% due 01/31/2044	ZAR	1,940,000	113,445
Republic of South Africa Bonds 8.88% due 02/28/2035	ZAR	890,000	54,362
Republic of South Africa Bonds 9.00% due 01/31/2040	ZAR	30,000	1,807

			513,783

Spain — 4.3%
Kingdom of Spain Bonds 0.35% due 07/30/2023	EUR	3,280,000	3,681,189
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*(4)	EUR	3,240,000	3,676,470
Kingdom of Spain Bonds 1.50% due 04/30/2027*(4)	EUR	1,400,000	1,602,408
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	750,000	957,269
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,781,204
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*(4)	EUR	780,000	1,265,773
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	740,000	1,256,481
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(4)	EUR	1,640,000	2,499,247

			17,720,041

Sri Lanka — 0.1%
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		200,000	181,512

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	424,110
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	355,648
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,014,854

			1,794,612

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	525,557
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	880,942

			1,406,499

United Kingdom — 6.5%
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	4,260,000	5,538,343
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	5,960,000	7,672,238
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,093,400
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,160,559
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	1,538,902
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,551,037

			26,554,479

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020†(4)(7)		1,690,000	414,050
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(4)(7)		230,000	57,500

			471,550

Total Foreign Government Obligations (cost $186,934,615)			184,094,090

STRUCTURED NOTES — 0.1%
Egypt — 0.1%
Citigroup Global Markets Holdings, Inc. (Credit linked to the Arab Republic of Egypt) zero coupon due 11/01/2018* (cost $337,297)	EGP	6,000,000	334,821

U.S. GOVERNMENT AGENCIES — 1.5%
United States — 1.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,104,067
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		513,935	543,992
5.00% due 11/01/2038		104,389	110,137
5.00% due 01/01/2039		33,681	35,533
5.00% due 09/01/2039		76,883	81,118
5.00% due 05/01/2041		311,824	329,304
7.00% due 02/01/2039		398,596	447,837
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,870	9,083
4.50% due 08/01/2041		128,988	133,515
6.00% due 10/01/2034		290,685	316,370
6.00% due 11/01/2034		55,759	59,880
6.00% due 02/01/2037		326,745	356,300
6.00% due 03/01/2037		32,899	35,868
6.00% due 10/01/2037		132,565	144,552
6.00% due 08/01/2038		98,465	107,270
6.00% due 06/01/2039		1,189	1,276
6.00% due 10/01/2040		130,628	142,497
6.00% due 04/01/2041		17,157	18,737
6.00% due 05/01/2041		119,096	129,943

6.00% due 10/01/2041		106,896	114,917
7.00% due 03/01/2039		208,280	233,606
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B
7.00% due 07/25/2042(2)		407,622	457,960
Series 2012-111, Class B
7.00% due 10/25/2042(2)		108,438	122,615

Total U.S. Government Agencies (cost $6,161,869)			6,036,377

U.S. GOVERNMENT TREASURIES — 8.9%
United States — 8.9%
United States Treasury Bonds
2.75% due 11/15/2047		2,010,000	1,767,230
2.88% due 08/15/2045(9)		7,200,000	6,529,781
3.00% due 05/15/2045(9)		7,910,000	7,356,300
3.63% due 02/15/2044(9)		6,910,000	7,172,364
United States Treasury Notes
2.13% due 07/31/2024		7,880,000	7,503,237
2.25% due 02/15/2027		6,640,000	6,216,700

Total U.S. Government Treasuries (cost $40,313,365)			36,545,612

OPTIONS — PURCHASED — 0.0%
United States — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(11)		28,700,000	58,574
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(11)		9,700,000	5,056

Total Options - Purchased (cost $205,345)			63,630

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Belgium — 0.1%
KBC Groep NV 5.63% due 03/19/2019(8)	EUR	350,000	398,905

Germany — 0.2%
Bayer AG Jr. Sub Notes 3.00% due 07/01/2075	EUR	900,000	1,032,866

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(8)	EUR	200,000	228,659
Banco Santander SA 6.25% due 03/12/2019(8)	EUR	500,000	563,494

			792,153

Total Preferred Securities/Capital Securities (cost $2,359,832)			2,223,924

Total Long-Term Investment Securities (cost $360,632,094)			349,906,705

SHORT-TERM INVESTMENT SECURITIES — 13.4%
Commercial Paper — 0.4%
VW Credit, Inc. zero coupon due 01/07/2019*		849,000	844,771
VW Credit, Inc. zero coupon due 01/08/2019*		849,000	844,704

			1,689,475

Foreign Government Obligations — 5.8%
Government of Japan zero coupon due 12/10/2018	JPY	2,710,700,000	24,027,803

Registered Investment Companies — 7.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.86% due 12/31/2030(10)		29,675,191	29,675,191

Total Short-Term Investment Securities (cost $55,545,565)			55,392,469

TOTAL INVESTMENTS — (cost $416,177,659)		98.4%	405,299,174
Other assets less liabilities		1.6	6,738,634

NET ASSETS —		100.0%	$412,037,808

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $64,501,478 representing 15.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $19,659,206 representing 4.8% of net assets.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2018.

(6)	Principal amount of security is adjusted for inflation.
(7)	Security in default of interest.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The rate shown is the 7-day yield as of October 31, 2018.
(11)	Options — Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.25% versus U.S. Treasury Bonds maturing on 04/14/2020	Citibank, N.A.	April 2020	2.25%	$16,400	$46,857	$28,748	$(18,109)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.45% versus U.S. Treasury Bonds maturing on 05/01/2020	Morgan Stanley & Co. International	May 2020	2.45	12,300	36,044	29,826	(6,218)

					$82,901	$58,574	$(24,327)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.40% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.40%	6,500	$66,445	$817	$(65,628)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.75% versus U.S. Treasury Bonds maturing on 02/13/2019	Citibank, N.A.	February 2019	2.75	3,200	56,000	4,239	(51,761)

					$122,445	$5,056	$(117,389)

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA— Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.32% versus U.S. Treasury Bonds maturing on 04/14/2020	Citibank, N.A.	April 2020	2.32%	$3,600	$46,800	$19,149	$27,651
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.49% versus U.S. Treasury Bonds maturing on 05/01/2020	Morgan Stanley & Co. International	May 2020	2.49	2,700	36,000	20,776	15,224

					$82,800	$39,925	$42,875

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.45% versus U.S. Treasury Bonds maturing on 01/25/2019	Citibank, N.A.	January 2019	2.45%	$2,900	$66,700	$429	$66,271
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.80% versus U.S. Treasury Bonds maturing on 02/13/2019	Citibank, N.A.	February 2019	2.80	1,400	55,125	3,255	51,870

					$121,825	$3,684	$118,141

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
36	Short	90 Day Euro Dollar	June 2019	$8,741,391	$8,726,400	$14,991
92	Short	90 Day Euro Dollar	December 2019	22,310,783	22,262,850	47,933
88	Short	90 Day Euro Dollar	December 2020	21,285,682	21,294,900	(9,218)
70	Long	Euro-BOBL	December 2018	10,345,922	10,421,289	75,367
12	Short	Euro-BTP	December 2018	1,638,096	1,653,307	(15,211)
37	Long	Euro-Bund	December 2018	6,697,780	6,716,186	18,406
4	Short	Euro-BUXL 30 Year Bonds	December 2018	802,414	801,463	951
131	Long	Euro-Schatz	December 2018	16,608,601	16,614,536	5,935
11	Long	Japanese 10 Year Bonds	December 2018	14,651,393	14,684,539	33,146
50	Long	Short Euro-BTP	December 2018	6,141,412	6,189,368	47,956
141	Short	U.S. Treasury 10 Year Notes	December 2018	16,958,410	16,699,688	258,722
11	Short	U.S. Treasury 10 Year Ultra Bonds	December 2018	1,383,078	1,376,203	6,875
278	Long	U.S. Treasury 2 Year Notes	December 2018	58,641,831	58,562,438	(79,393)
515	Long	U.S. Treasury 5 Year Notes	December 2018	58,079,384	57,877,149	(202,235)
81	Long	U.S. Treasury Long Bonds	December 2018	11,681,645	11,188,125	(493,520)
43	Long	U.S. Treasury Ultra Long Bonds	December 2018	6,502,903	6,416,406	(86,497)

						$(375,792)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co.	AUD	201,153	CAD	185,839	12/19/2018	$—	$(1,214)
	AUD	2,252,924	EUR	1,383,637	12/19/2018	—	(22,434)
	AUD	1,801,957	NZD	1,963,309	12/19/2018	5,083	—
	AUD	9,983,086	USD	7,126,130	12/19/2018	52,980	—
	BRL	8,191,158	USD	2,140,014	11/05/2018	—	(61,022)
	BRL	667,174	USD	182,241	12/04/2018	3,484	—
	CAD	2,346,309	USD	1,787,975	11/08/2018	5,471	—
	CAD	463,546	EUR	311,906	12/19/2018	2,310	—
	CAD	253,263	JPY	22,433,352	12/19/2018	7,028	—
	CAD	311,881	NOK	1,960,079	12/19/2018	—	(4,115)
	CAD	941,305	NZD	1,091,735	12/19/2018	—	(2,967)
	CAD	12,187,211	USD	9,332,314	12/19/2018	65,623	—
	CHF	4,989,106	EUR	4,394,147	12/19/2018	20,917	—
	CHF	692,823	NOK	6,015,714	12/19/2018	24,030	—
	CHF	675,914	USD	681,481	12/19/2018	7,191	—
	CLP	126,396,080	USD	183,422	11/21/2018	1,791	—
	CNH	52,364,797	USD	7,589,280	12/19/2018	99,786	—
	CZK	12,154,216	EUR	471,057	12/19/2018	2,742	—
	EUR	591,887	CZK	15,300,728	11/19/2018	—	(2,886)
	EUR	10,057,762	USD	11,616,814	11/21/2018	208,201	—
	EUR	2,156,003	AUD	3,507,063	12/19/2018	32,495	—
	EUR	614,042	CAD	929,308	12/19/2018	8,179	—
	EUR	6,543,376	CHF	7,434,641	12/19/2018	—	(25,856)
	EUR	615,997	CZK	15,902,421	12/19/2018	—	(3,216)
	EUR	2,162,684	GBP	1,923,124	12/19/2018	4,145	—
	EUR	2,209,034	HUF	725,358,449	12/19/2018	26,940	—
	EUR	5,885,871	JPY	768,537,953	12/19/2018	143,255	—
	EUR	3,820,559	NOK	36,998,402	12/19/2018	53,000	—
	EUR	1,475,113	PLN	6,380,943	12/19/2018	—	(12,932)
	EUR	7,803,035	SEK	81,592,872	12/19/2018	81,069	—
	EUR	10,162,780	USD	11,898,060	12/19/2018	338,589	—
	GBP	12,923,182	USD	16,616,420	11/01/2018	98,005	—
	GBP	3,073,973	EUR	3,444,870	12/19/2018	—	(20,298)
	GBP	3,377,060	USD	4,451,709	12/19/2018	124,769	—
	GBP	11,584,571	USD	14,827,845	01/17/2019	—	(40,082)
	HUF	701,420,658	EUR	2,164,273	12/19/2018	5,958	—
	IDR	11,052,964,523	USD	718,562	11/05/2018	—	(8,109)
	IDR	5,540,942,225	USD	363,579	11/19/2018	203	—
	INR	228,581,354	USD	3,087,836	11/26/2018	9,654	—
	JPY	2,711,482,942	USD	24,352,352	12/10/2018	250,914	—
	JPY	17,632,645	AUD	218,911	12/19/2018	—	(1,784)
	JPY	553,709,074	EUR	4,251,120	12/19/2018	—	(91,243)
	JPY	1,026,148,394	USD	9,187,774	12/19/2018	57,665	—
	KRW	1,504,224,053	USD	1,325,528	11/13/2018	7,527	—
	KRW	1,471,483,198	USD	1,295,434	11/19/2018	5,852	—
	MXN	9,193,407	USD	481,899	11/16/2018	30,125	—
	MXN	39,151,595	USD	2,046,723	12/19/2018	133,227	—
	NOK	5,740,812	CAD	923,792	12/19/2018	19,909	—
	NOK	5,861,898	CHF	690,092	12/19/2018	—	(8,469)
	NOK	22,435,332	EUR	2,343,707	12/19/2018	—	(1,461)
	NOK	12,063,475	USD	1,473,746	12/19/2018	39,558	—
	NZD	1,601,752	AUD	1,474,342	12/19/2018	—	(1,152)
	NZD	2,701,486	CAD	2,287,359	12/19/2018	—	(24,509)
	NZD	238,826	JPY	17,596,693	12/19/2018	642	—
	NZD	10,143,185	USD	6,637,203	12/19/2018	14,980	—
	PHP	58,078,316	USD	1,073,266	11/13/2018	—	(15,159)
	PLN	2,179,823	EUR	506,264	12/19/2018	7,084	—
	PLN	1,307,674	USD	354,863	12/19/2018	13,666	—
	RON	2,782,343	EUR	591,887	12/19/2018	—	(1,993)
	RUB	337,620,374	USD	5,047,224	11/21/2018	—	(65,467)
	SEK	12,377,255	USD	1,370,140	11/23/2018	15,357	—
	SEK	44,120,919	EUR	4,240,382	12/19/2018	—	(20,028)
	SEK	6,477,046	NOK	6,047,097	12/19/2018	7,932	—
	SEK	8,755,460	USD	989,070	12/19/2018	27,980	—
	SGD	2,299,674	USD	1,672,194	12/19/2018	10,340	—
	TRY	7,723,477	USD	1,234,929	12/19/2018	—	(107,657)
	TWD	76,469,988	USD	2,494,889	12/14/2018	17,214	—
	USD	1,730,228	GBP	1,338,612	11/01/2018	—	(19,214)
	USD	2,156,351	BRL	8,191,157	11/05/2018	44,685	—
	USD	726,475	IDR	11,052,964,523	11/05/2018	195	—
	USD	1,240,653	DKK	8,115,500	11/08/2018	—	(7,992)
	USD	1,062,298	ARS	39,857,108	11/13/2018	32,774	—
	USD	357,056	KRW	406,365,843	11/13/2018	—	(999)
	USD	248,772	MXN	4,831,000	11/16/2018	—	(11,372)
	USD	1,358,178	IDR	20,730,476,775	11/19/2018	1,331	—
	USD	476,192	KRW	540,628,904	11/19/2018	—	(2,395)
	USD	661,890	ARS	25,912,989	11/20/2018	43,938	—
	USD	142,915	CLP	96,324,697	11/21/2018	—	(4,497)
	USD	17,903,373	EUR	15,399,564	11/21/2018	—	(435,501)
	USD	3,671,617	RUB	247,086,048	11/21/2018	70,085	—
	USD	150,952	ARS	5,727,101	11/23/2018	4,472	—
	USD	295,429	INR	21,922,518	11/26/2018	—	(210)
	USD	702,102	COP	2,179,583,582	11/30/2018	—	(25,983)
	USD	1,046,391	BRL	3,883,932	12/04/2018	—	(5,767)
	USD	1,439,753	IDR	22,005,185,499	12/05/2018	—	(825)
	USD	818,691	TWD	25,143,594	12/14/2018	—	(4,022)
	USD	8,221,495	AUD	11,455,665	12/19/2018	—	(105,005)
	USD	3,835,688	CAD	5,015,281	12/19/2018	—	(22,257)
	USD	1,791,317	CHF	1,752,719	12/19/2018	—	(42,807)
	USD	2,540,353	CNH	17,626,797	12/19/2018	—	(19,274)
	USD	369,752	CZK	8,189,998	12/19/2018	—	(10,559)
	USD	11,834,035	EUR	10,181,386	12/19/2018	—	(253,402)
	USD	4,686,062	GBP	3,581,644	12/19/2018	—	(96,992)
	USD	7,045,377	JPY	789,641,219	12/19/2018	—	(19,579)
	USD	2,416,952	MXN	46,987,064	12/19/2018	—	(120,503)
	USD	1,013,458	NOK	8,359,122	12/19/2018	—	(19,668)
	USD	8,823,903	NZD	13,385,145	12/19/2018	—	(85,088)
	USD	323,198	PLN	1,196,722	12/19/2018	—	(10,951)
	USD	935,400	SEK	8,402,474	12/19/2018	—	(13,056)
	USD	1,318,625	SGD	1,807,834	12/19/2018	—	(12,199)
	USD	1,449,782	TRY	9,152,996	12/19/2018	141,300	—
	USD	1,242,344	ZAR	18,314,314	12/19/2018	—	(8,105)
	USD	12,129,011	JPY	1,357,559,500	01/15/2019	—	(18,187)
	USD	450,904	AUD	637,458	01/16/2019	913	—
	ZAR	14,663,392	USD	998,935	12/19/2018	10,741	—
	ZAR	8,364,877	USD	578,780	01/15/2019	17,001	—

Net Unrealized Appreciation/(Depreciation)						$2,460,305	$(1,920,462)

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

HUF —Hungarian Forint

IDR —Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
MXN	19,200	12/16/2020	1 month TIIE/Monthly	8.050%/Monthly	$2,111	$12,236
GBP	6,090	12/19/2020	6 month GBP-LIBOR/Semi-annually	1.250%/Semi-annually	(17,556)	5,218
EUR	40,850	1/16/2021	0.100%/Annually	3 month EURIBOR/Quarterly	5,912	22,119
SEK	368,790	1/16/2021	3 month STIBOR/Quarterly	0.050%/Annually	3,955	41,526
EUR	71,250	8/10/2021	0.243%/Maturity	3 month EURIBOR/Quarterly	452	23,396
EUR	39,140	12/16/2021	0.350%/Annually	6 month EURIBOR/Semi-annually	(89,208)	205,305
EUR	22,760	9/28/2022	0.600%/Annually	6 month EURIBOR/Semi-annually	2,436	54,167
EUR	12,560	12/19/2022	0.500%/Annually	6 month EURIBOR/Semi-annually	112,667	37,543
SEK	101,210	12/19/2022	3 month STIBOR/Quarterly	0.500%/Annually	(55,842)	38,804
GBP	11,670	8/1/2023	6 month SONIA/Annually	1.100%/Annually	(17,130)	24,160
EUR	20,390	8/3/2023	0.670%/Annually	6 month EURIBOR/Semi-annually	33,937	20,684
EUR	7,300	12/19/2023	6 month EURIBOR/Semi-annually	1.50%/Semi-annually	(42,855)	370
EUR	52,100	12/19/2023	0.750%/Annually	6 month EURIBOR/Semi-annually	1,058,126	6,056
NZD	9,560	12/19/2023	2.500%/Semi-annually	3 month NDBB/Quarterly	25,646	14,704
SEK	261,850	12/19/2023	3 month STIBOR/Quarterly	0.750%/Annually	(272,297)	114,704
USD	15,760	12/19/2023	3 month USD-LIBOR/Quarterly	2.750%/Semi-annually	290,682	4,448
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	1,095	606
SEK	12,220	12/21/2027	3 month STIBOR/Quarterly	2.250%/Annually	(28,446)	1,042
CHF	7,340	8/7/2028	1.050%/Annually	6 month CHF-LIBOR/Semi-annually	(4,965)	11,630
EUR	2,480	12/19/2028	6 month EURIBOR/Semi-annually	1.250%/Annually	(76,096)	3,651
GBP	1,060	12/19/2028	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(20,099)	2,079
SEK	19,750	12/19/2028	3 month STIBOR/Quarterly	1.250%/Annually	(7,936)	16,616
USD	970	12/19/2028	3 month USD-LIBOR/Quarterly	3.000%/Semi-annually	18,126	1,417
GBP	500	12/19/2033	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(6,231)	2,151
EUR	1,830	12/20/2038	1.500%/Annually	6 month EURIBOR/Semi-annually	8,897	2,913
JPY	214,940	12/19/2048	6 month JPY-LIBOR/Semi-annually	1.000%/Semi-annually	(29,874)	13,163
GBP	330	12/21/2048	6 month GBP-LIBOR/Semi-annually	1.750%/Semi-annually	(8,958)	4,861

					$886,549	$685,569

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
MXN	20,000	6/17/2020	7.600%/Monthly	1 month TIIE/Monthly	$(639)	$(17,716)
ZAR	13,725	9/19/2020	7.500%/Quarterly	3 month JIBAR/Quarterly	909	(2,542)
CAD	11,480	12/19/2020	2.500%/Semi-annually	3 month CDOR/Semi-annually	(38,583)	(3,230)
NOK	65,520	12/19/2020	1.650%/Annually	6 month NIBOR/Semi-annually	5,732	(1,967)
USD	8,930	12/19/2020	3 month USD-LIBOR/Quarterly	2.750%/Semi-annually	71,039	(6,495)
NOK	65,600	1/16/2021	1.700%/Annually	3 month NIBOR/Quarterly	18,734	(1,817)
SEK	310,950	12/16/2021	3 month STIBOR/Quarterly	0.500%/Annually	141,285	(153,793)
AUD	26,280	12/19/2023	6 month BBSW/Semi-annually	2.750%/Semi-annually	(205,351)	(46,376)
CAD	19,190	12/19/2023	2.500%/Semi-annually	3 month CDOR/Semi-annually	(226,753)	(927)
AUD	3,570	12/21/2027	6 month BBSW/Semi-annually	3.500%/Semi-annually	(30,085)	(8,580)
USD	12,370	12/21/2027	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(222,813)	(43,681)
CAD	6,990	6/21/2028	2.750%/Semi-annually	3 month CDOR/Semi-annually	(45,040)	(12,111)
EUR	6,090	6/21/2028	6 month EURIBOR/Semi-annually	1.500%/Annually	11,067	(2,788)
NZD	8,030	6/21/2028	3 month NDBB/Quarterly	4.000%/Semi-annually	(73,039)	(66,338)
GBP	4,640	8/3/2028	6 month GBP-LIBOR/Semi-annually	1.900%/Semi-annually	(9,060)	(16,500)
CAD	4,700	12/19/2028	2.750%/Semi-annually	3 month CDOR/Semi-annually	15,632	(71,572)
USD	3,970	6/16/2037	2.750%/Semi-annually	3 month USD-LIBOR/Quarterly	(160,316)	(17,303)
EUR	2,560	6/14/2038	6 month EURIBOR/Semi-annually	2.000%/Annually	20,219	(9,818)
EUR	4,380	6/16/2048	6 month EURIBOR/Semiannually	1.750%/Annually	(8,324)	(24,083)
USD	6,060	12/15/2048	3.000%/Semi-annually	3 month USD-LIBOR/Quarterly	(38,149)	(28,691)
EUR	3,080	12/19/2048	6 month EURIBOR/Semi-annually	1.750%/Annually	(167,020)	(36,283)

					$(940,555)	$(572,611)

					$(54,006)	$112,958

@	Illiquid security. At October 31, 2018, the aggregate value of these securities was ($58,952) representing 0.0% of net assets.

BBSW — Bank Bill Swap Reference Rate

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannedburg Interbank Offered Rate

LIBOR — London Interbank Offered Rate

NDBB — New Zealand Bank Dollar Bill

NIBOR — Norwegian Interbank Offered Rate

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

Over the Counter Credit Default Swaps on Sovereign Issues —Buy Protection@ (1)

							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2018 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.3585%	$12,180	$14,451	$(213,565)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.3585%	240	299	(4,223)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.3585%	80	95	(1,403)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.3585%	11,780	14,684	(207,259)

Total							$29,529	$(426,450)

Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection@ (1)
						Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2018 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX Emerging Markets Index	(1.000)%	Quarterly	12/20/2023	2.0571%	$2,240	$98,413	$7,763
iTraxx Europe Index	(1.000)%	Quarterly	12/20/2023	0.7413%	15,230	(245,480)	20,960

Total						$(147,067)	$28,723

Centrally Cleared Credit Default Swaps on Credit Indices —Sell Protection@ (2)
						Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2018 (3)	Notional Amount (4) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North America
Investment Grade Index	1.000%	Quarterly	6/20/2023	0.6247%	$13,425	$210,158	$4,664
CDX North America
Investment Grade Index	1.000%	Quarterly	12/20/2023	0.6804%	44,900	798,584	(128,949)

Total						$1,008,742	$(124,285)

@	Illiquid security. At October 31, 2018, the aggregate value of these securities was ($369,192) representing 0.1% of net assets.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	42.8%
Diversified Financial Services	10.0
Registered Investment Companies	7.2
Foreign Government Obligations	5.8
United States Treasury Bonds	5.6
Banks-Special Purpose	5.4
Banks-Commercial	4.9
United States Treasury Notes	3.3
Diversified Banking Institutions	1.9
Winding-Up Agency	1.5
Regional Authority	1.0
Medical-Drugs	0.7
Federal National Mtg. Assoc.	0.7
Sovereign Agency	0.6
Brewery	0.6
Cellular Telecom	0.6
Medical-HMO	0.6
Cable/Satellite TV	0.5
Federal Home Loan Bank	0.5
Tobacco	0.5
Pipelines	0.5
SupraNational Banks	0.4
Commercial Paper	0.4
Water	0.4
Federal Home Loan Mtg. Corp.	0.3
Banks-Super Regional	0.3
Agricultural Chemicals	0.3
Real Estate Investment Trusts	0.3
Semiconductor Components-Integrated Circuits	0.2
Telephone-Integrated	0.2
Retail-Discount	0.2
Oil Companies-Exploration & Production	0.1
Oil Refining & Marketing	0.1

98.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:	$—	$41,206,721	$—	$41,206,721
Corporate Bonds & Notes	—	79,401,530	—	79,401,530
Foreign Government Obligations	—	184,094,090	—	184,094,090
Structured Notes	—	334,821	—	334,821
U.S. Government Agencies	—	6,036,377	—	6,036,377
U.S. Government Treasuries	—	36,545,612	—	36,545,612
Options-Purchased	—	63,630	—	63,630
Preferred Securities/Capital Securities	—	2,223,924	—	2,223,924
Short-Term Investment Securities:
Commercial Paper	—	1,689,475	—	1,689,475
Foreign Government Obligations	—	24,027,803	—	24,027,803
Registered Invesment Companies	29,675,191	—	—	29,675,191

Total Investments at Value	$29,675,191	$375,623,983	$—	$405,299,174

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$42,875	$—	$42,875
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	118,141	—	118,141
Futures Contracts	510,282	—	—	510,282
Forward Foreign Currency Contracts	—	2,460,305	—	2,460,305
Centrally Cleared Interest Rate Swap Contracts	—	685,569	—	685,569
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	28,773	—	28,773
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,664	—	4,664

Total Other Financial Instruments	$510,282	$3,340,327	$—	$3,850,609

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$886,074	$—	$—	$886,074
Forward Foreign Currency Contracts	—	1,920,462	—	1,920,462
Centrally Cleared Interest Rate Swap Contracts	—	572,611	—	572,611
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	426,450	—	426,450
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	128,949	—	128,949

Total Other Financial Instruments	$886,074	$3,048,471	$—	$3,934,545

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the period. There were no material transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 60.8%
Aerospace/Defense — 0.8%
Boeing Co.	325	$115,330
Kongsberg Gruppen ASA	2,075	34,055

		149,385

Aerospace/Defense-Equipment — 0.2%
CAE, Inc.	500	8,819
Harris Corp.	205	30,486
Sumitomo Precision Products Co., Ltd.	200	6,510

		45,815

Airlines — 1.0%
Delta Air Lines, Inc.	1,397	76,458
Southwest Airlines Co.	1,006	49,395
United Continental Holdings, Inc.†	799	68,322

		194,175

Apparel Manufacturers — 0.3%
Kering SA	144	63,851

Appliances — 0.1%
Whirlpool Corp.	163	17,891

Applications Software — 1.1%
CDK Global, Inc.	242	13,852
Intuit, Inc.	395	83,345
Microsoft Corp.	651	69,533
ServiceNow, Inc.†	164	29,691

		196,421

Athletic Footwear — 0.2%
adidas AG	123	28,974

Audio/Video Products — 0.0%
Panasonic Corp.	300	3,308

Auto-Cars/Light Trucks — 0.6%
Fiat Chrysler Automobiles NV†	1,970	29,870
General Motors Co.	2,217	81,120

		110,990

Banks-Commercial — 1.7%
ABN AMRO Group NV CVA*	2,613	64,194
Banco Bilbao Vizcaya Argentaria SA	6,642	36,666
Citizens Financial Group, Inc.	2,074	77,464
First Citizens BancShares, Inc., Class A	149	63,568
International Bancshares Corp.	454	17,570
Signature Bank	56	6,154
Western Alliance Bancorp†	1,178	56,827

		322,443

Banks-Super Regional — 0.7%
Comerica, Inc.	875	71,365
Fifth Third Bancorp	2,392	64,560

		135,925

Beverages-Non-alcoholic — 0.0%
Coca-Cola Amatil, Ltd.	974	6,845

Beverages-Wine/Spirits — 0.0%
Treasury Wine Estates, Ltd.	547	5,874

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	920	64,069

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	1,962	70,554

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	4	1,281
Comcast Corp., Class A	3,218	122,735

		124,016

Casino Services — 0.1%
Sega Sammy Holdings, Inc.	2,100	26,947

Chemicals-Diversified — 0.6%
Covestro AG*	913	59,032
Koninklijke DSM NV	681	59,633

		118,665

Chemicals-Specialty — 0.1%
Teijin, Ltd.	700	12,115

Coatings/Paint — 0.4%
Sherwin-Williams Co.	168	66,103

Commercial Services — 0.6%
Medifast, Inc.	118	24,978
Weight Watchers International, Inc.†	137	9,056
Wirecard AG	382	71,502

		105,536

Commercial Services-Finance — 1.3%
Experian PLC	2,934	67,540
H&R Block, Inc.	1,657	43,977
PayPal Holdings, Inc.†	553	46,557
S&P Global, Inc.	445	81,132

		239,206

Computer Data Security — 0.4%
Fortinet, Inc.†	917	75,359

Computer Services — 0.6%
Acando AB	4,044	14,226
Mitsubishi Research Institute, Inc.	1,800	56,856
Nomura Research Institute, Ltd.	1,000	44,517

		115,599

Computer Software — 0.7%
Citrix Systems, Inc.†	574	58,818
Splunk, Inc.†	665	66,393

		125,211

Computers — 0.8%
Apple, Inc.	643	140,727

Containers-Paper/Plastic — 0.4%
WestRock Co.	1,717	73,779

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	480	65,971
Unilever PLC ADR	203	10,755

		76,726

Cruise Lines — 0.1%
Carnival Corp.	310	17,372

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	385	40,079

Decision Support Software — 0.4%
MSCI, Inc.	480	72,182

Diagnostic Equipment — 0.4%
Genomic Health, Inc.†	994	71,280

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	345	73,181

Dialysis Centers — 0.2%
Fresenius Medical Care AG & Co. KGaA	239	18,813
Fresenius SE & Co. KGaA	281	17,908

		36,721

Distribution/Wholesale — 0.4%
Core-Mark Holding Co., Inc.	336	12,906
Diploma PLC	2,800	47,034
Ferguson PLC	91	6,140

		66,080

Diversified Banking Institutions — 1.0%
Citigroup, Inc.	1,543	101,005
Sumitomo Mitsui Financial Group, Inc.	2,000	77,698

		178,703

Diversified Manufacturing Operations — 0.3%
Parker-Hannifin Corp.	422	63,988

Diversified Operations — 0.1%
Swire Pacific, Ltd., Class B	10,000	16,136

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	94	150,213

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	11	20,620
Expedia Group, Inc.	12	1,505
Liberty Expedia Holdings, Inc., Class A†	142	6,166

		28,291

E-Services/Consulting — 0.4%
CDW Corp.	768	69,128

Electric-Distribution — 0.4%
CenterPoint Energy, Inc.	2,423	65,445
PPL Corp.	76	2,311

		67,756

Electric-Integrated — 1.5%
Ameren Corp.	727	46,950
CMS Energy Corp.	1,339	66,307
DTE Energy Co.	658	73,959
EVN AG	1,079	18,861
Iren SpA	31,541	68,352
Kansai Electric Power Co., Inc.	300	4,613

		279,042

Electronic Components-Misc. — 0.1%
Kyocera Corp.	400	21,662

Electronic Components-Semiconductors — 0.4%
Micron Technology, Inc.†	746	28,139
NVIDIA Corp.	265	55,870

		84,009

Electronic Forms — 0.5%
Adobe Systems, Inc.†	373	91,668

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	282	13,059

Electronics-Military — 0.1%
Avio SpA	954	12,402

Enterprise Software/Service — 0.6%
Black Knight, Inc.†	1,269	61,889
Temenos AG	426	58,199

		120,088

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	1,150	29,222

Finance-Consumer Loans — 0.1%
Synchrony Financial	749	21,631

Finance-Other Services — 0.4%
Japan Exchange Group, Inc.	4,300	76,865

Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	1,615	64,568

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	583	34,933

Food-Misc./Diversified — 0.1%
Ingredion, Inc.	79	7,993
J&J Snack Foods Corp.	89	13,898
Mondelez International, Inc., Class A	83	3,485

		25,376

Food-Retail — 1.3%
Empire Co., Ltd., Class A	3,500	63,675
Koninklijke Ahold Delhaize NV	2,762	63,277
Wesfarmers, Ltd.	2,380	78,803
Woolworths Group, Ltd.	2,009	40,485

		246,240

Forestry — 0.0%
Canfor Corp.†	100	1,436

Funeral Services & Related Items — 0.0%
San Holdings, Inc.	200	4,675

Gas-Distribution — 0.2%
ENN Energy Holdings, Ltd.	3,800	32,396
Towngas China Co., Ltd.	10,000	7,262

		39,658

Gold Mining — 0.2%
Kirkland Lake Gold, Ltd.	1,700	33,356

Human Resources — 0.8%
Adecco Group AG	149	7,290
Insperity, Inc.	528	58,001
Kforce, Inc.	688	21,204
ManpowerGroup, Inc.	755	57,599
Openjobmetis Spa Agenzia per il lavoro†	355	3,251

		147,345

Import/Export — 0.6%
ITOCHU Corp.	2,800	51,788
Sumitomo Corp.	4,300	65,030

		116,818

Independent Power Producers — 0.2%
NRG Energy, Inc.	1,223	44,260

Insurance-Life/Health — 0.9%
American Equity Investment Life Holding Co.	64	1,998
Manulife Financial Corp.	4,000	62,988
NN Group NV	1,143	49,157
Swiss Life Holding AG	18	6,782
Unum Group	1,095	39,705

		160,630

Insurance-Multi-line — 1.1%
Allianz SE	12	2,506
Allstate Corp.	846	80,979
Old Republic International Corp.	2,223	49,017
Voya Financial, Inc.	1,526	66,778

		199,280

Insurance-Property/Casualty — 1.7%
First American Financial Corp.	602	26,687
Insurance Australia Group, Ltd.	6,136	29,724
Progressive Corp.	1,163	81,061
Sompo Holdings, Inc.	1,200	49,626
Tokio Marine Holdings, Inc.	1,600	75,538
White Mountains Insurance Group, Ltd.	54	47,880

		310,516

Insurance-Reinsurance — 0.1%
Argo Group International Holdings, Ltd.†	347	21,379

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	542	82,270
Netflix, Inc.†	94	28,367

		110,637

Internet Security — 0.4%
Palo Alto Networks, Inc.†	372	68,091

Investment Management/Advisor Services — 0.1%
Value Partners Group, Ltd.	18,000	13,432

Leisure Games — 0.0%
Round One Corp.	600	7,081

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	37	4,489

Machinery-Electrical — 0.4%
Hitachi, Ltd.	2,500	76,354

Machinery-General Industrial — 0.4%
SAES Getters SpA	569	11,407
Sumitomo Heavy Industries, Ltd.	2,100	66,022

		77,429

Medical Information Systems — 0.0%
CE Holdings Co., Ltd.	1,200	8,558

Medical Instruments — 0.5%
Medtronic PLC	997	89,551

Medical Labs & Testing Services — 0.1%
Evotec AG†	1,356	26,787

Medical Products — 0.8%
ABIOMED, Inc.†	194	66,193
Smith & Nephew PLC	2,056	33,436
Sonova Holding AG	254	41,429

		141,058

Medical-Biomedical/Gene — 1.2%
Alexion Pharmaceuticals, Inc.†	42	4,707
Amgen, Inc.	235	45,305
Biogen, Inc.†	236	71,808
Medical-Biomedical/Gene
Gilead Sciences, Inc.	828	56,453
Shire PLC ADR	70	12,726
Vertex Pharmaceuticals, Inc.†	174	29,486

		220,485

Medical-Drugs — 4.4%
AbbVie, Inc.	1,167	90,851
Allergan PLC	471	74,423
Astellas Pharma, Inc.	4,300	66,332
Bristol-Myers Squibb Co.	1,490	75,304
Johnson & Johnson	1,218	170,508
Novo Nordisk A/S, Class B	1,807	78,043
Roche Holding AG	20	4,853
Santen Pharmaceutical Co., Ltd.	3,400	50,309
Shionogi & Co., Ltd.	1,100	70,286
Takeda Pharmaceutical Co., Ltd.	1,800	72,736
UCB SA	271	22,747
Zoetis, Inc.	499	44,985

		821,377

Medical-Generic Drugs — 0.4%
Mylan NV†	2,324	72,625

Medical-HMO — 0.3%
WellCare Health Plans, Inc.†	231	63,754

Metal-Aluminum — 0.1%
Alumina, Ltd.	13,576	24,479

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	2,636	30,709

Metal-Diversified — 0.3%
Rio Tinto PLC ADR	1,270	62,598

Metal-Iron — 0.0%
Labrador Iron Ore Royalty Corp.	200	4,345

Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A	165	11,354

Multimedia — 0.8%
Pearson PLC	5,762	66,097
Viacom, Inc., Class B	2,335	74,674

		140,771

Networking Products — 0.8%
Cisco Systems, Inc.	1,199	54,854
Telefonaktiebolaget LM Ericsson, Class A	1,800	15,957
Telefonaktiebolaget LM Ericsson, Class B	8,500	73,837

		144,648

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	309	22,458

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	388	64,524

Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	308	16,386
ConocoPhillips	1,300	90,870
Marathon Oil Corp.	129	2,450
Whiting Petroleum Corp.†	914	34,092

		143,798

Oil Companies-Integrated — 1.8%
BP PLC ADR	2,333	101,182
Eni SpA	4,144	73,704
Galp Energia SGPS SA	4,009	69,890
OMV AG	256	14,240
Suncor Energy, Inc.	2,100	70,444

		329,460

Oil Refining & Marketing — 1.7%
HollyFrontier Corp.	785	52,940
JXTG Holdings, Inc.	1,700	11,527
Marathon Petroleum Corp.	953	67,139
Parkland Fuel Corp.	700	23,508
PBF Energy, Inc., Class A	154	6,445
Phillips 66	807	82,976
Valero Energy Corp.	865	78,793

		323,328

Oil-Field Services — 0.4%
FTS International, Inc.†	135	1,729
Halliburton Co.	456	15,814
Matrix Service Co.†	110	2,236
Schlumberger, Ltd.	119	6,106
TechnipFMC PLC	2,019	53,100

		78,985

Paper & Related Products — 0.1%
International Paper Co.	228	10,342
UPM-Kymmene Oyj	231	7,429

		17,771

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE	980	71,071

Publishing-Periodicals — 0.3%
Wolters Kluwer NV	1,125	63,877

Real Estate Investment Trusts — 1.9%
American Homes 4 Rent, Class A	1,455	30,657
Apple Hospitality REIT, Inc.	349	5,643
CoreSite Realty Corp.	34	3,191
Duke Realty Corp.	956	26,357
Host Hotels & Resorts, Inc.	3,428	65,509
Kimco Realty Corp.	3,993	64,247
Lamar Advertising Co., Class A	1,005	73,687
Park Hotels & Resorts, Inc.	117	3,401
Sun Communities, Inc.	550	55,259
Vastned Retail NV	914	36,231

		364,182

Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	1,659	32,682
KappAhl AB	8,582	24,456
L Brands, Inc.	76	2,464

		59,602

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	1,037	72,756

Retail-Discount — 0.5%
Target Corp.	904	75,601
Walmart, Inc.	181	18,151

		93,752

Retail-Jewelry — 0.3%
Citizen Holdings Co., Ltd.	9,900	56,716

Retail-Restaurants — 0.5%
Red Robin Gourmet Burgers, Inc.†	366	11,053
Texas Roadhouse, Inc.	116	7,014
Yum! Brands, Inc.	883	79,832

		97,899

Rubber-Tires — 0.3%
Continental AG	119	19,672
Goodyear Tire & Rubber Co.	1,926	40,561

		60,233

Satellite Telecom — 0.4%
EchoStar Corp., Class A†	1,645	66,705

Schools — 0.0%
Bright Horizons Family Solutions, Inc.†	23	2,643

Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	415	34,740

Semiconductor Equipment — 0.3%
ASML Holding NV	290	49,588

Steel-Producers — 0.9%
BlueScope Steel, Ltd.	3,566	36,547
JFE Holdings, Inc.	3,300	62,046
Nucor Corp.	1,118	66,096
Steel Dynamics, Inc.	34	1,346

		166,035

Telecom Services — 0.3%
CITIC Telecom International Holdings, Ltd,	67,000	21,021
Vonage Holdings Corp.†	2,107	27,939

		48,960

Telecommunication Equipment — 0.3%
Juniper Networks, Inc.	2,024	59,242

Telephone-Integrated — 0.3%
KDDI Corp.	300	7,465
Nippon Telegraph & Telephone Corp.	800	33,598
Zayo Group Holdings, Inc.†	548	16,374

		57,437

Theaters — 0.5%
AMC Entertainment Holdings, Inc., Class A	631	12,153
Cinemark Holdings, Inc.	1,792	74,493

		86,646

Tobacco — 1.7%
Imperial Brands PLC	2,357	79,865
Philip Morris International, Inc.	1,152	101,457
Scandinavian Tobacco Group A/S*	4,635	70,350
Swedish Match AB	1,317	67,138

		318,810

Transport-Rail — 1.2%
Canadian Pacific Railway, Ltd.	300	61,522
Central Japan Railway Co.	300	57,777
East Japan Railway Co.	300	26,196
Norfolk Southern Corp.	486	81,565

		227,060

Transport-Services — 0.1%
Nippon Express Co., Ltd.	100	6,311
Nobina AB*	1,056	7,046
TFI International, Inc.	100	3,328

		16,685

Transport-Truck — 0.0%
Chilled & Frozen Logistics Holdings Co., Ltd.	600	6,875

Water Treatment Systems — 0.2%
Pentair PLC	1,140	45,771

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	165	12,073
VeriSign, Inc.†	43	6,129

		18,202

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	67	73,069
Alphabet, Inc., Class C†	71	76,451

		149,520

Total Common Stocks (cost $11,720,182)		11,363,680

EXCHANGE-TRADED FUNDS — 4.3%
iShares MSCI EAFE Small-Cap ETF	4,763	267,919
Vanguard REIT ETF	2,158	169,015
Vanguard Value ETF	3,556	373,984

Total Exchange-Traded Funds (cost $844,385)		810,918

Total Long-Term Investment Securities (cost $12,564,567)		12,174,598

SHORT-TERM INVESTMENT SECURITIES — 34.4%
Registered Investment Companies — 34.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(1) (cost $6,430,816)	$6,430,816	6,430,816
TOTAL INVESTMENTS (cost $18,995,383)	99.5%	18,605,414
Other assets less liabilities	0.5	84,214

NET ASSETS	100.0%	$18,689,628

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $200,622 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The rate shown is the 7-day yield as of October 31, 2018.

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
11	Long	U.S Treasury Ultra Bonds	December 2018	$1,690,053	$1,641,406	$(48,647)
27	Long	U.S. Treasury 10 Year Notes	December 2018	3,248,527	3,197,813	(50,714)
17	Long	MSCI Emerging Markets Index	December 2018	870,626	813,195	(57,431)
6	Long	E-Mini Russell 2000 Index	December 2018	516,083	453,570	(62,513)
9	Short	MSCI EAFE Index	December 2018	875,827	815,625	60,202

						$(159,103)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection@ (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2018(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2028	1.1429%	$5,940	$(37,141)	$(30,884)

@	Illiquid security. At October 31, 2018, the aggregate value of these securities was (68,025) representing (0.4%) of net assets
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,848,074	$3,515,606	**	$—	$11,363,680
Exchanged-Traded Funds	810,918	—		—	810,918
Short-Term Investment securities	6,430,816	—		—	6,430,816

Total Investments at Value	$15,089,808	$3,515,606		$—	$18,605,414

Other Financial Instruments:†
Futures Contracts	$60,202	$—		$—	$60,202

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$219,305	$—		$—	$219,305
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	30,884		—	30,884

Total Other Financial Instruments	$219,305	$30,884		$—	$250,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,295,283	$29,713,781
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	366,967	3,981,594
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	421,990	4,738,947

Total Domestic Equity Investment Companies (cost $38,013,257)		38,434,322

Domestic Fixed Income Investment Companies — 38.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,740,724	17,372,424
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,009,942	9,937,830

Total Domestic Fixed Income Investment Companies (cost $27,543,612)		27,310,254

International Equity Investment Companies — 8.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $6,767,913)	589,945	6,164,920

TOTAL INVESTMENTS (cost $72,324,782)	100.1%	71,909,496
Liabilities in excess of other assets	(0.1)	(56,641)

NET ASSETS	100.0%	$71,852,855

†	Non-income producing security
@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$71,909,496	$—	$—	$71,909,496

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 68.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,282,043	$75,290,056
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,495,957	16,231,129
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	860,659	9,665,205

Total Domestic Equity Investment Companies (cost $99,703,717)		101,186,390

Domestic Fixed Income Investment Companies — 17.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,665,475	16,621,440
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	954,823	9,395,462

Total Domestic Fixed Income Investment Companies (cost $26,243,281)		26,016,902

International Equity Investment Companies — 13.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,669,486)	1,909,694	19,956,301

TOTAL INVESTMENTS (cost $147,616,484)	100.1%	147,159,593
Liabilities in excess of other assets	(0.1)	(86,426)

NET ASSETS	100.0%	$147,073,167

†	Non-income producing security
@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$147,159,593	$—	$—	$147,159,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 73.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	10,012,883	$229,695,539
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,156,872	45,102,059
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,391,870	26,860,705

Total Domestic Equity Investment Companies (cost $298,187,974)		301,658,303

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	2,015,015	20,109,854
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,231,815	12,121,060

Total Domestic Fixed Income Investment Companies (cost $32,396,170)		32,230,914

International Equity Investment Companies — 18.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $82,418,514)	7,260,915	75,876,552

TOTAL INVESTMENTS (cost $413,002,658)	100.0%	409,765,769
Liabilities in excess of other assets	(0.0)	(171,656)

NET ASSETS	100.0%	$409,594,113

†	Non-income producing security
@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$409,765,769	$—	$—	$409,765,769

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 81.5%
Australia — 5.5%
AGL Energy, Ltd.	$15,373	196,697
Alumina, Ltd.	56,777	102,377
Amcor, Ltd.	26,716	251,783
AMP, Ltd.	68,250	119,497
APA Group	25,987	176,941
Aristocrat Leisure, Ltd.	13,202	249,093
ASX, Ltd.	4,400	184,230
Aurizon Holdings, Ltd.	47,266	140,768
AusNet Services	40,564	49,227
Australia & New Zealand Banking Group, Ltd.	66,301	1,225,743
Bank of Queensland, Ltd.	8,917	60,901
Bendigo & Adelaide Bank, Ltd.	10,828	78,655
BHP Billiton, Ltd.	73,230	1,694,574
BlueScope Steel, Ltd.	13,204	135,323
Boral, Ltd.	27,488	109,468
Brambles, Ltd.	36,597	273,822
Caltex Australia, Ltd.	6,001	120,222
Challenger, Ltd.	13,208	96,260
CIMIC Group, Ltd.	2,259	75,790
Coca-Cola Amatil, Ltd.	13,209	92,833
Cochlear, Ltd.	1,321	166,868
Commonwealth Bank of Australia	40,181	1,976,291
Computershare, Ltd.	10,611	148,842
Crown Resorts, Ltd.	8,508	75,486
CSL, Ltd.	10,369	1,390,632
Dexus	22,137	160,310
Domino’s Pizza Enterprises, Ltd.	1,431	54,813
Flight Centre Travel Group, Ltd.	1,300	42,790
Fortescue Metals Group, Ltd.	35,886	101,517
Goodman Group	37,512	276,068
GPT Group	40,571	148,363
Harvey Norman Holdings, Ltd.	13,033	29,434
Healthscope, Ltd.	39,962	59,702
Incitec Pivot, Ltd.	38,774	107,334
Insurance Australia Group, Ltd.	53,480	259,065
LendLease Group	12,881	160,744
Macquarie Group, Ltd.	7,460	620,973
Medibank Private, Ltd.	63,047	124,776
Mirvac Group	86,054	132,428
National Australia Bank, Ltd.	62,285	1,115,203
Newcrest Mining, Ltd.	17,672	259,524
Orica, Ltd.	8,679	105,659
Origin Energy, Ltd.†	40,391	208,902
QBE Insurance Group, Ltd.	31,680	254,367
Ramsay Health Care, Ltd.	3,257	129,874
REA Group, Ltd.	1,246	63,341
Rio Tinto, Ltd.	9,476	513,826
Santos, Ltd.	42,336	199,346
Scentre Group	122,479	344,443
SEEK, Ltd.	7,755	98,295
Sonic Healthcare, Ltd.	9,008	144,135
South32, Ltd.	117,478	300,558
Stockland	54,708	140,018
Suncorp Group, Ltd.	29,625	294,444
Sydney Airport	25,619	117,026
Tabcorp Holdings, Ltd.	46,730	153,173
Telstra Corp., Ltd.	95,411	208,669
TPG Telecom, Ltd.	7,723	39,281
Transurban Group	59,903	480,771
Treasury Wine Estates, Ltd.	16,933	181,845
Vicinity Centres	77,755	145,705
Wesfarmers, Ltd.	26,017	861,438
Westpac Banking Corp.	78,052	1,492,783
Woodside Petroleum, Ltd.	21,445	530,318
Woolworths Group, Ltd.	29,756	599,636

		20,453,220

Austria — 0.2%
ANDRITZ AG	1,706	88,194
Erste Group Bank AG	6,938	282,313
OMV AG	3,382	188,129
Raiffeisen Bank International AG	3,431	93,557
voestalpine AG	2,643	93,831

		746,024

Belgium — 0.8%
Ageas	4,186	209,449
Anheuser-Busch InBev SA	17,428	1,284,215
Colruyt SA	1,486	86,352
Groupe Bruxelles Lambert SA	1,859	172,988
KBC Group NV	5,785	398,340
Proximus SADP	3,445	87,970
Solvay SA	1,714	195,307
Telenet Group Holding NV	1,233	59,918
UCB SA	2,917	244,848
Umicore SA	4,781	225,080

		2,964,467

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	14,000	102,535
Dairy Farm International Holdings, Ltd.	8,000	72,348
Hongkong Land Holdings, Ltd.	27,100	160,645
Jardine Matheson Holdings, Ltd.	4,900	283,211
Jardine Strategic Holdings, Ltd.	5,112	171,556
Kerry Properties, Ltd.	16,500	52,068
Li & Fung, Ltd.	132,000	26,188
NWS Holdings, Ltd.	35,000	69,340
Shangri-La Asia, Ltd.	30,000	40,886
Yue Yuen Industrial Holdings, Ltd.	15,500	42,524

		1,021,301

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	6,400	55,432
CK Asset Holdings, Ltd.	59,500	385,245
CK Hutchison Holdings, Ltd.	62,000	622,917
Melco Resorts & Entertainment, Ltd. ADR	5,790	96,287
MGM China Holdings, Ltd.	22,000	31,262
Minth Group, Ltd.	16,846	54,865
Sands China, Ltd.	56,000	222,097
WH Group, Ltd.*	201,000	140,433
Wharf Real Estate Investment Co., Ltd.	27,000	167,698
Wynn Macau, Ltd.	36,400	74,679

		1,850,915

Denmark — 1.3%
AP Moller - Maersk A/S, Series A	90	106,931
AP Moller - Maersk A/S, Series B	153	194,247
Carlsberg A/S, Class B	2,485	274,098
Chr. Hansen Holding A/S	2,270	229,205
Coloplast A/S, Class B	2,716	253,176
Danske Bank A/S	16,419	314,055
DSV A/S	4,338	348,374
Genmab A/S†	1,407	192,740
H. Lundbeck A/S	1,589	74,062
ISS A/S	3,853	126,524

Novo Nordisk A/S, Class B	41,621	1,797,592
Novozymes A/S, Class B	5,015	247,711
Orsted A/S*	4,317	274,274
Pandora A/S	2,561	160,189
Tryg A/S	2,547	61,308
Vestas Wind Systems A/S	4,476	280,327
William Demant Holding A/S†	2,388	78,495

		5,013,308

Finland — 1.0%
Elisa Oyj	3,244	129,143
Fortum Oyj	10,333	217,606
Kone Oyj, Class B	7,751	377,583
Metso Oyj	2,592	81,671
Neste Oyj	2,942	242,401
Nokia Oyj	129,311	728,791
Nokian Renkaat Oyj	2,653	84,169
Nordea Bank Abp	69,956	608,426
Orion Oyj, Class B	2,371	81,452
Sampo Oyj, Class A	10,257	472,234
Stora Enso Oyj, Class R	12,735	191,801
UPM-Kymmene Oyj	12,308	395,834
Wartsila Oyj Abp	10,320	175,241

		3,786,352

France — 8.2%
Accor SA	4,273	195,514
Aeroports de Paris	682	142,740
Air Liquide SA	9,862	1,194,617
Alstom SA	3,512	153,699
Amundi SA*	1,361	80,942
Arkema SA	1,576	165,029
Atos SE	2,180	186,605
AXA SA	44,668	1,118,196
BioMerieux	925	70,563
BNP Paribas SA	25,764	1,343,444
Bollore SA	20,165	85,289
Bouygues SA	4,770	174,090
Bureau Veritas SA	5,996	135,478
Capgemini SE	3,744	457,749
Carrefour SA	13,040	252,965
Casino Guichard Perrachon SA	1,280	56,451
Cie de Saint-Gobain	11,528	433,787
Cie Generale des Etablissements Michelin SCA	3,938	403,463
CNP Assurances	3,961	88,281
Covivio	748	75,101
Credit Agricole SA	25,876	331,447
Danone SA	14,106	999,423
Dassault Aviation SA	54	89,587
Dassault Systemes SE	2,935	367,006
Edenred	5,389	204,199
Eiffage SA	1,831	179,063
Electricite de France SA	13,412	222,512
Engie SA	42,130	561,704
EssilorLuxottica SA	4,767	651,718
Eurazeo SE	1,027	75,068
Eutelsat Communications SA	4,036	82,008
Faurecia SA	1,740	84,108
Gecina SA	1,057	155,011
Getlink	10,855	136,626
Hermes International	722	411,479
ICADE	872	73,964
Iliad SA	605	69,953
Imerys SA	836	51,583
Ingenico Group SA	1,276	90,485
Ipsen SA	869	120,524
JCDecaux SA	1,734	57,044
Kering SA	1,751	776,409
Klepierre SA	4,719	160,070
L’Oreal SA	5,814	1,309,273
Legrand SA	6,170	403,296
LVMH Moet Hennessy Louis Vuitton SE	6,390	1,935,893
Natixis SA	21,608	126,237
Orange SA	45,938	718,125
Pernod Ricard SA	4,871	743,249
Peugeot SA	13,425	318,498
Publicis Groupe SA	4,646	269,511
Remy Cointreau SA	511	60,672
Renault SA	4,371	326,461
Rexel SA	6,935	88,498
Safran SA	7,599	978,840
Sanofi	25,750	2,301,554
Schneider Electric SE	12,511	907,322
SCOR SE	3,983	184,285
SEB SA	526	75,281
Societe BIC SA	657	62,874
Societe Generale SA	17,682	649,510
Sodexo SA	2,102	214,465
Suez	8,433	121,973
Teleperformance	1,313	216,373
Thales SA	2,425	309,604
TOTAL SA	54,809	3,216,696
Ubisoft Entertainment SA†	1,789	160,425
Valeo SA	5,513	177,985
Veolia Environnement SA	12,373	246,850
Vinci SA	11,541	1,030,530
Vivendi SA	23,645	571,296
Wendel SA	634	82,184

		30,572,754

Germany — 7.4%
1&1 Drillisch AG	1,207	53,878
adidas AG	4,346	1,023,750
Allianz SE	10,114	2,111,967
Axel Springer SE	957	63,626
BASF SE	21,017	1,618,993
Bayer AG	21,362	1,640,093
Bayerische Motoren Werke AG	7,640	659,023
Bayerische Motoren Werke AG (Preference Shares)	1,293	97,606
Beiersdorf AG	2,289	236,933
Brenntag AG	3,591	187,752
Commerzbank AG†	23,009	217,226
Continental AG	2,543	420,380
Covestro AG*	4,408	285,010
Daimler AG	20,897	1,238,865
Delivery Hero SE†*	2,100	84,825
Deutsche Bank AG	45,087	441,624
Deutsche Boerse AG	4,437	561,898
Deutsche Lufthansa AG	5,369	108,018
Deutsche Post AG	22,616	716,037
Deutsche Telekom AG	76,466	1,255,573
Deutsche Wohnen SE	8,224	376,594
E.ON SE	50,557	489,827
Evonik Industries AG	3,773	117,001
Fraport AG Frankfurt Airport Services Worldwide	936	72,394
Fresenius Medical Care AG & Co. KGaA	4,938	388,685

Fresenius SE & Co. KGaA	9,568	609,770
FUCHS PETROLUB SE (Preference Shares)	1,586	73,527
GEA Group AG	4,237	128,857
Hannover Rueck SE	1,396	188,300
HeidelbergCement AG	3,452	234,535
Henkel AG & Co. KGaA	2,381	233,432
Henkel AG & Co. KGaA (Preference Shares)	4,119	450,498
HOCHTIEF AG	443	65,751
HUGO BOSS AG	1,528	109,348
Infineon Technologies AG	26,121	523,652
Innogy SE*	3,203	141,485
K+S AG	4,417	82,366
KION Group AG	1,619	94,937
LANXESS AG	2,107	130,760
MAN SE	730	76,043
Merck KGaA	2,972	318,475
METRO AG	4,129	62,158
MTU Aero Engines AG	1,176	250,019
Muenchener Rueckversicherungs-Gesellschaft AG	3,426	737,474
OSRAM Licht AG	2,268	91,918
Porsche Automobil Holding SE (Preference Shares)	3,529	224,890
ProSiebenSat.1 Media SE	5,376	124,287
Puma SE	192	98,707
RWE AG	11,934	232,680
SAP SE	22,468	2,407,899
Sartorius AG (Preference Shares)	815	118,058
Schaeffler AG (Preference Shares)	3,826	40,431
Siemens AG	17,549	2,022,198
Siemens Healthineers AG†*	3,460	143,365
Symrise AG	2,829	237,585
Telefonica Deutschland Holding AG	16,928	65,843
thyssenkrupp AG	10,038	211,058
TUI AG	10,170	168,769
Uniper SE	4,593	132,739
United Internet AG	2,835	117,518
Volkswagen AG	754	124,461
Volkswagen AG (Preference Shares)	4,283	721,347
Vonovia SE	11,045	505,772
Wirecard AG	2,675	500,699
Zalando SE†*	2,570	99,553

		27,368,742

Hong Kong — 2.0%
AIA Group, Ltd.	276,600	2,103,825
Bank of East Asia, Ltd.	28,000	90,474
BOC Hong Kong Holdings, Ltd.	86,000	320,452
CLP Holdings, Ltd.	38,000	425,710
Galaxy Entertainment Group, Ltd.	53,000	284,966
Hang Lung Group, Ltd.	21,000	51,602
Hang Lung Properties, Ltd.	46,000	83,254
Hang Seng Bank, Ltd.	17,300	404,096
Henderson Land Development Co., Ltd.	29,590	138,068
Hong Kong & China Gas Co., Ltd.	208,230	396,687
Hong Kong Exchanges & Clearing, Ltd.	27,100	722,642
Hysan Development Co., Ltd.	12,000	56,202
Link REIT	50,500	446,981
MTR Corp., Ltd.	33,000	159,706
New World Development Co., Ltd.	134,000	169,610
PCCW, Ltd.	93,000	50,962
Power Assets Holdings, Ltd.	32,000	213,405
Sino Land Co., Ltd.	78,000	122,193
SJM Holdings, Ltd.	46,000	37,372
Sun Hung Kai Properties, Ltd.	36,000	469,183
Swire Pacific, Ltd., Class A	12,000	124,375
Swire Properties, Ltd.	26,600	91,095
Techtronic Industries Co., Ltd.	30,500	143,188
Wharf Holdings, Ltd.	27,000	67,193
Wheelock & Co., Ltd.	20,000	107,009

		7,280,250

Ireland — 0.6%
AIB Group PLC	18,589	89,884
Bank of Ireland Group PLC (LSE)	17,262	122,014
Bank of Ireland Group PLC (ISE)	3,863	27,395
CRH PLC (ISE)	2,105	62,898
CRH PLC (LSE)	17,083	512,387
DCC PLC	2,064	176,972
James Hardie Industries PLC CDI	10,127	134,907
Kerry Group PLC, Class A (ISE)	398	40,799
Kerry Group PLC, Class A (LSE)	3,227	330,152
Linde PLC†	6,522	1,070,012
Paddy Power Betfair PLC	1,835	158,304
Smurfit Kappa Group PLC	5,161	168,335

		2,894,059

Isle of Man — 0.0%
GVC Holdings PLC	12,529	150,017

Israel — 0.4%
Azrieli Group, Ltd.	978	47,447
Bank Hapoalim B.M.	23,990	162,039
Bank Leumi Le-Israel B.M.	33,307	207,590
Bezeq The Israeli Telecommunication Corp., Ltd.	47,111	54,074
Check Point Software Technologies, Ltd.†	2,959	328,449
Elbit Systems, Ltd.	547	65,262
Israel Chemicals, Ltd.	16,017	92,081
Mizrahi Tefahot Bank, Ltd.	3,013	50,631
NICE, Ltd.†	1,379	145,991
Teva Pharmaceutical Industries, Ltd. ADR	22,190	443,356

		1,596,920

Italy — 1.5%
Assicurazioni Generali SpA	26,960	434,917
Atlantia SpA	11,271	226,340
Davide Campari-Milano SpA	12,803	98,414
Enel SpA	185,331	909,332
Eni SpA	58,637	1,042,905
Intesa Sanpaolo SpA	340,874	753,607
Leonardo SpA	9,345	101,454
Luxottica Group SpA	3,883	243,757
Mediobanca Banca di Credito Finanziario SpA	13,156	114,989
Moncler SpA	4,103	142,331
Pirelli & C SpA†*	8,894	65,183
Poste Italiane SpA*	11,885	85,410
Prysmian SpA	5,502	106,925
Recordati SpA	2,446	82,739
Snam SpA	52,829	218,003
Telecom Italia SpA†	263,741	155,347
Telecom Italia SpA (RSP)	138,908	70,109
Terna Rete Elettrica Nazionale SpA	32,624	168,653
UniCredit SpA	46,094	589,226

		5,609,641

Japan — 19.9%
ABC-Mart, Inc.	800	46,866
Acom Co., Ltd.	9,400	34,615
Aeon Co., Ltd.	14,000	320,557
AEON Financial Service Co., Ltd.	2,800	54,762
Aeon Mall Co., Ltd.	2,800	51,777
AGC, Inc.	4,600	150,636
Air Water, Inc.	3,600	58,129
Aisin Seiki Co., Ltd.	3,600	140,889
Ajinomoto Co., Inc.	10,500	169,650
Alfresa Holdings Corp.	4,300	115,465
Alps Electric Co., Ltd.	4,500	106,357
Amada Holdings Co., Ltd.	8,100	76,826
ANA Holdings, Inc.	2,600	87,657
Aozora Bank, Ltd.	2,700	92,918
Asahi Group Holdings, Ltd.	8,300	366,515
Asahi Kasei Corp.	28,800	344,953
Asics Corp.	3,600	52,115
Astellas Pharma, Inc.	43,100	664,862
Bandai Namco Holdings, Inc.	4,500	159,718
Bank of Kyoto, Ltd.	1,200	53,876
Benesse Holdings, Inc.	1,600	44,731
Bridgestone Corp.	13,900	535,514
Brother Industries, Ltd.	5,500	100,387
Calbee, Inc.	1,700	56,341
Canon, Inc.	23,000	653,613
Casio Computer Co., Ltd.	5,100	76,782
Central Japan Railway Co.	3,300	635,543
Chiba Bank, Ltd.	13,000	82,088
Chubu Electric Power Co., Inc.	13,900	200,262
Chugai Pharmaceutical Co., Ltd.	5,200	304,756
Chugoku Electric Power Co., Inc.	6,400	82,218
Coca-Cola Bottlers Japan Holdings, Inc.	2,815	73,425
Concordia Financial Group, Ltd.	27,100	123,883
Credit Saison Co., Ltd.	3,300	52,342
CyberAgent, Inc.	2,300	98,444
CYBERDYNE, Inc.†	2,400	16,890
Dai Nippon Printing Co., Ltd.	6,000	134,456
Dai-ichi Life Holdings, Inc.	24,900	468,758
Daicel Corp.	6,500	68,599
Daifuku Co., Ltd.	2,250	96,172
Daiichi Sankyo Co., Ltd.	12,900	491,761
Daikin Industries, Ltd.	5,700	659,758
Daito Trust Construction Co., Ltd.	1,600	210,679
Daiwa House Industry Co., Ltd.	12,900	388,166
Daiwa House REIT Investment Corp.	38	83,330
Daiwa Securities Group, Inc.	37,000	213,047
DeNA Co., Ltd.	2,200	36,629
Denso Corp.	9,900	441,231
Dentsu, Inc.	4,900	227,109
Disco Corp.	700	110,661
Don Quijote Holdings Co., Ltd.	2,700	161,544
East Japan Railway Co.	7,100	619,958
Eisai Co., Ltd.	5,700	473,818
Electric Power Development Co., Ltd.	3,300	89,788
FamilyMart UNY Holdings Co., Ltd.	1,500	173,943
FANUC Corp.	4,400	764,670
Fast Retailing Co., Ltd.	1,300	655,967
Fuji Electric Co., Ltd.	2,800	85,322
FUJIFILM Holdings Corp.	8,800	380,057
Fujitsu, Ltd.	4,400	266,408
Fukuoka Financial Group, Inc.	3,400	83,383
Hakuhodo DY Holdings, Inc.	4,900	81,533
Hamamatsu Photonics KK	3,500	116,796
Hankyu Hanshin Holdings, Inc.	5,400	177,553
Hikari Tsushin, Inc.	500	87,167
Hino Motors, Ltd.	6,100	58,394
Hirose Electric Co., Ltd.	735	70,654
Hisamitsu Pharmaceutical Co., Inc.	1,200	67,491
Hitachi Chemical Co., Ltd.	2,200	34,560
Hitachi Construction Machinery Co., Ltd.	2,700	71,522
Hitachi High-Technologies Corp.	1,500	56,171
Hitachi Metals, Ltd.	4,900	57,554
Hitachi, Ltd.	22,000	671,917
Honda Motor Co., Ltd.	37,300	1,066,917
Hoshizaki Corp.	1,200	96,572
Hoya Corp.	8,700	492,722
Hulic Co., Ltd.	6,900	63,531
Idemitsu Kosan Co., Ltd.	3,000	136,420
IHI Corp.	3,600	131,345
Iida Group Holdings Co., Ltd.	3,300	59,886
Inpex Corp.	23,400	269,926
Isetan Mitsukoshi Holdings, Ltd.	7,800	91,656
Isuzu Motors, Ltd.	12,600	164,734
ITOCHU Corp.	32,500	601,106
J. Front Retailing Co., Ltd.	5,500	72,015
Japan Airlines Co., Ltd.	2,700	95,963
Japan Airport Terminal Co., Ltd.	1,100	42,044
Japan Exchange Group, Inc.	12,200	218,083
Japan Post Bank Co., Ltd.	9,400	109,470
Japan Post Holdings Co., Ltd.	36,400	433,137
Japan Prime Realty Investment Corp.	17	60,676
Japan Real Estate Investment Corp.	32	165,168
Japan Retail Fund Investment Corp.	57	105,238
Japan Tobacco, Inc.	25,200	647,996
JFE Holdings, Inc.	11,300	212,459
JGC Corp.	4,700	90,888
JSR Corp.	4,400	65,420
JTEKT Corp.	5,400	67,081
JXTG Holdings, Inc.	74,550	505,491
Kajima Corp.	10,500	134,791
Kakaku.com, Inc.	3,100	55,992
Kamigumi Co., Ltd.	2,500	51,531
Kaneka Corp.	1,000	41,642
Kansai Electric Power Co., Inc.	16,200	249,102
Kansai Paint Co., Ltd.	4,600	67,764
Kao Corp.	11,300	751,422
Kawasaki Heavy Industries, Ltd.	3,500	82,786
KDDI Corp.	40,600	1,010,290
Keihan Holdings Co., Ltd.	2,000	75,665
Keikyu Corp.	5,000	73,843
Keio Corp.	2,200	119,201
Keisei Electric Railway Co., Ltd.	3,000	92,112
Keyence Corp.	2,200	1,071,849
Kikkoman Corp.	3,300	181,130
Kintetsu Group Holdings Co., Ltd.	4,200	161,674
Kirin Holdings Co., Ltd.	18,900	450,680
Kobayashi Pharmaceutical Co., Ltd.	1,100	71,834
Kobe Steel, Ltd.	7,300	58,473
Koito Manufacturing Co., Ltd.	2,300	110,532
Komatsu, Ltd.	21,000	544,531
Konami Holdings Corp.	2,200	83,736
Konica Minolta, Inc.	10,700	105,799
Kose Corp.	700	103,987
Kubota Corp.	22,600	355,257
Kuraray Co., Ltd.	8,000	109,781
Kurita Water Industries, Ltd.	2,200	54,009
Kyocera Corp.	7,300	395,330
Kyowa Hakko Kirin Co., Ltd.	5,800	112,449
Kyushu Electric Power Co., Inc.	9,800	113,890

Kyushu Railway Co.	3,700	113,154
Lawson, Inc.	1,100	69,660
LINE Corp.†	1,600	50,900
Lion Corp.	5,100	96,448
LIXIL Group Corp.	6,100	95,750
M3, Inc.	9,400	152,560
Mabuchi Motor Co., Ltd.	1,100	39,039
Makita Corp.	5,200	179,153
Marubeni Corp.	36,000	290,926
Marui Group Co., Ltd.	4,700	101,704
Maruichi Steel Tube, Ltd.	1,100	31,656
Mazda Motor Corp.	13,400	144,909
McDonald’s Holdings Co. Japan, Ltd.	1,600	70,629
Mebuki Financial Group, Inc.	21,800	66,367
Medipal Holdings Corp.	4,000	85,645
MEIJI Holdings Co., Ltd.	2,900	192,386
Minebea Mitsumi, Inc.	9,000	136,839
MISUMI Group, Inc.	6,400	129,548
Mitsubishi Chemical Holdings Corp.	29,200	226,870
Mitsubishi Corp.	31,000	870,135
Mitsubishi Electric Corp.	41,800	528,660
Mitsubishi Estate Co., Ltd.	27,100	432,369
Mitsubishi Gas Chemical Co., Inc.	3,700	61,992
Mitsubishi Heavy Industries, Ltd.	6,900	243,126
Mitsubishi Materials Corp.	2,300	63,571
Mitsubishi Motors Corp.	15,300	96,022
Mitsubishi Tanabe Pharma Corp.	5,100	75,644
Mitsubishi UFJ Financial Group, Inc.	271,800	1,645,076
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	54,828
Mitsui & Co., Ltd.	37,900	636,915
Mitsui Chemicals, Inc.	4,300	97,187
Mitsui Fudosan Co., Ltd.	20,600	462,869
Mitsui OSK Lines, Ltd.	2,800	68,062
Mizuho Financial Group, Inc.	557,500	956,368
MS&AD Insurance Group Holdings, Inc.	10,800	325,145
Murata Manufacturing Co., Ltd.	4,100	636,197
Nabtesco Corp.	2,800	61,374
Nagoya Railroad Co., Ltd.	3,800	91,527
NEC Corp.	6,100	174,859
Nexon Co., Ltd.†	10,100	114,473
NGK Insulators, Ltd.	6,100	86,240
NGK Spark Plug Co., Ltd.	4,000	80,847
NH Foods, Ltd.	2,100	72,400
Nidec Corp.	5,100	660,059
Nikon Corp.	7,900	137,035
Nintendo Co., Ltd.	2,600	806,007
Nippon Building Fund, Inc.	31	177,079
Nippon Electric Glass Co., Ltd.	1,700	42,766
Nippon Express Co., Ltd.	1,700	107,287
Nippon Paint Holdings Co., Ltd.	3,300	102,864
Nippon Prologis REIT, Inc.	36	72,552
Nippon Steel & Sumitomo Metal Corp.	17,400	320,440
Nippon Telegraph & Telephone Corp.	15,800	663,550
Nippon Yusen KK	4,000	64,476
Nissan Chemical Corp.	2,800	131,882
Nissan Motor Co., Ltd.	52,900	483,117
Nisshin Seifun Group, Inc.	4,500	89,533
Nissin Foods Holdings Co., Ltd.	1,400	90,229
Nitori Holdings Co., Ltd.	1,800	236,072
Nitto Denko Corp.	3,700	230,645
NOK Corp.	1,700	24,347
Nomura Holdings, Inc.	79,400	374,533
Nomura Real Estate Holdings, Inc.	2,800	52,389
Nomura Real Estate Master Fund, Inc.	91	117,942
Nomura Research Institute, Ltd.	2,500	111,293
NSK, Ltd.	8,600	84,820
NTT Data Corp.	14,200	182,435
NTT DOCOMO, Inc.	30,300	761,913
Obayashi Corp.	14,900	131,040
OBIC Co., Ltd.	1,400	128,898
Odakyu Electric Railway Co., Ltd.	6,700	141,258
Oji Holdings Corp.	19,000	134,922
Olympus Corp.	6,700	222,930
Omron Corp.	4,300	173,708
Ono Pharmaceutical Co., Ltd.	8,600	195,308
Oracle Corp. Japan	800	54,109
Oriental Land Co., Ltd.	4,500	425,005
ORIX Corp.	30,600	497,463
Osaka Gas Co., Ltd.	8,600	157,530
Otsuka Corp.	2,400	79,438
Otsuka Holdings Co., Ltd.	9,100	434,790
Panasonic Corp.	51,000	562,313
Park24 Co., Ltd.	2,700	70,895
Persol Holdings Co., Ltd.	4,081	77,323
Pola Orbis Holdings, Inc.	1,900	50,552
Rakuten, Inc.	19,700	134,208
Recruit Holdings Co., Ltd.	25,000	670,028
Renesas Electronics Corp.†	19,279	101,569
Resona Holdings, Inc.	48,000	252,252
Ricoh Co., Ltd.	15,300	152,638
Rinnai Corp.	900	65,321
Rohm Co., Ltd.	2,100	149,262
Ryohin Keikaku Co., Ltd.	600	158,452
Sankyo Co., Ltd.	700	26,652
Santen Pharmaceutical Co., Ltd.	8,500	125,773
SBI Holdings, Inc.	5,200	135,636
Secom Co., Ltd.	4,700	384,334
Sega Sammy Holdings, Inc.	4,300	55,176
Seibu Holdings, Inc.	5,000	90,434
Seiko Epson Corp.	6,700	107,894
Sekisui Chemical Co., Ltd.	8,400	131,412
Sekisui House, Ltd.	13,800	202,715
Seven & i Holdings Co., Ltd.	17,300	748,640
Seven Bank, Ltd.	13,900	43,394
SG Holdings Co., Ltd.	2,200	55,670
Sharp Corp.	3,900	60,370
Shimadzu Corp.	5,400	135,921
Shimamura Co., Ltd.	500	42,142
Shimano, Inc.	1,700	233,328
Shimizu Corp.	11,700	95,469
Shin-Etsu Chemical Co., Ltd.	8,400	701,486
Shinsei Bank, Ltd.	4,400	66,821
Shionogi & Co., Ltd.	6,400	408,937
Shiseido Co., Ltd.	8,600	540,958
Shizuoka Bank, Ltd.	10,000	87,441
Showa Denko KK	3,100	134,346
Showa Shell Sekiyu KK	4,400	84,601
SMC Corp.	1,300	413,516
SoftBank Group Corp.	18,800	1,524,275
Sohgo Security Services Co., Ltd.	1,800	80,490
Sompo Holdings, Inc.	7,600	314,296
Sony Corp.	29,000	1,560,783
Sony Financial Holdings, Inc.	3,900	90,330
Stanley Electric Co., Ltd.	3,000	88,540
Subaru Corp.	14,200	383,001
SUMCO Corp.	5,339	72,331
Sumitomo Chemical Co., Ltd.	36,000	179,607
Sumitomo Corp.	25,900	391,692

Sumitomo Dainippon Pharma Co., Ltd.	3,600	74,993
Sumitomo Electric Industries, Ltd.	17,300	235,431
Sumitomo Heavy Industries, Ltd.	2,400	75,454
Sumitomo Metal Mining Co., Ltd.	5,500	172,649
Sumitomo Mitsui Financial Group, Inc.	30,900	1,200,440
Sumitomo Mitsui Trust Holdings, Inc.	7,500	302,152
Sumitomo Realty & Development Co., Ltd.	8,000	274,473
Sumitomo Rubber Industries, Ltd.	3,900	55,936
Sundrug Co., Ltd.	1,500	54,335
Suntory Beverage & Food, Ltd.	3,000	122,089
Suzuken Co., Ltd.	1,600	80,886
Suzuki Motor Corp.	7,900	394,157
Sysmex Corp.	3,800	265,898
T&D Holdings, Inc.	12,500	200,489
Taiheiyo Cement Corp.	2,900	85,403
Taisei Corp.	4,900	209,123
Taisho Pharmaceutical Holdings Co., Ltd.	800	85,157
Taiyo Nippon Sanso Corp.	3,100	49,721
Takashimaya Co., Ltd.	3,300	51,928
Takeda Pharmaceutical Co., Ltd.	16,400	662,703
TDK Corp.	2,900	248,558
Teijin, Ltd.	4,300	74,421
Terumo Corp.	6,900	371,029
THK Co., Ltd.	2,900	63,784
Tobu Railway Co., Ltd.	4,200	117,111
Toho Co., Ltd.	2,600	84,733
Toho Gas Co., Ltd.	1,900	65,540
Tohoku Electric Power Co., Inc.	10,300	130,691
Tokio Marine Holdings, Inc.	15,600	736,500
Tokyo Century Corp.	984	52,519
Tokyo Electric Power Co. Holdings, Inc.†	33,400	170,713
Tokyo Electron, Ltd.	3,600	502,529
Tokyo Gas Co., Ltd.	8,800	216,334
Tokyo Tatemono Co., Ltd.	4,900	52,651
Tokyu Corp.	11,500	189,230
Tokyu Fudosan Holdings Corp.	11,800	66,806
Toppan Printing Co., Ltd.	5,000	70,604
Toray Industries, Inc.	31,800	225,278
Toshiba Corp.†	15,100	450,834
Tosoh Corp.	6,000	78,998
TOTO, Ltd.	3,100	110,852
Toyo Seikan Group Holdings, Ltd.	3,700	75,525
Toyo Suisan Kaisha, Ltd.	2,200	75,706
Toyoda Gosei Co., Ltd.	1,600	34,702
Toyota Industries Corp.	3,300	163,242
Toyota Motor Corp.	52,300	3,062,369
Toyota Tsusho Corp.	5,100	183,806
Trend Micro, Inc.	2,800	161,027
Tsuruha Holdings, Inc.	900	93,461
Unicharm Corp.	9,300	252,360
United Urban Investment Corp.	67	101,987
USS Co., Ltd.	5,100	91,797
West Japan Railway Co.	3,700	247,987
Yahoo Japan Corp.	33,200	104,101
Yakult Honsha Co., Ltd.	2,600	184,019
Yamada Denki Co., Ltd.	14,600	68,739
Yamaguchi Financial Group, Inc.	4,500	47,454
Yamaha Corp.	3,100	136,123
Yamaha Motor Co., Ltd.	6,700	158,377
Yamato Holdings Co., Ltd.	7,000	190,993
Yamazaki Baking Co., Ltd.	2,900	52,218
Yaskawa Electric Corp.	5,400	155,357
Yokogawa Electric Corp.	5,300	103,862
Yokohama Rubber Co., Ltd.	2,600	50,277
ZOZO, Inc.	4,400	105,513

		74,168,965

Jersey — 1.0%
Experian PLC	21,164	487,186
Ferguson PLC	5,322	359,095
Glencore PLC	264,806	1,077,869
Randgold Resources, Ltd.	2,170	170,664
Shire PLC	20,830	1,245,915
WPP PLC	29,533	335,125

		3,675,854

Luxembourg — 0.3%
ArcelorMittal	15,285	381,112
Eurofins Scientific SE	250	126,329
Millicom International Cellular SA SDR	1,529	86,364
RTL Group SA	912	58,537
SES SA FDR	8,330	178,980
Tenaris SA	10,883	160,616

		991,938

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	162,600	29,998

Netherlands — 3.5%
ABN AMRO Group NV CVA*	9,610	236,092
Aegon NV	40,636	249,653
AerCap Holdings NV†	2,865	143,479
Airbus SE	13,236	1,458,829
Akzo Nobel NV	5,807	488,395
ASML Holding NV	9,402	1,607,690
CNH Industrial NV	23,535	244,715
EXOR NV	2,487	140,885
Ferrari NV	2,829	330,839
Fiat Chrysler Automobiles NV†	24,666	373,996
Heineken Holding NV	2,683	232,345
Heineken NV	6,000	540,727
ING Groep NV	88,558	1,047,725
Koninklijke Ahold Delhaize NV	28,580	654,761
Koninklijke DSM NV	4,194	367,257
Koninklijke KPN NV	78,782	208,364
Koninklijke Philips NV	21,460	800,033
Koninklijke Vopak NV	1,614	73,080
NN Group NV	6,908	297,095
NXP Semiconductors NV	7,849	588,596
QIAGEN NV†	5,043	183,151
Randstad NV	2,751	138,749
STMicroelectronics NV	15,688	238,518
Unilever NV CVA	35,468	1,909,518
Wolters Kluwer NV	6,677	379,117

		12,933,609

New Zealand — 0.2%
a2 Milk Co., Ltd.†	16,768	115,095
Auckland International Airport, Ltd.	22,533	102,715
Fisher & Paykel Healthcare Corp., Ltd.	12,709	113,238
Fletcher Building, Ltd.†	19,709	77,867
Meridian Energy, Ltd.	30,188	61,729
Ryman Healthcare, Ltd.	8,860	69,926
Spark New Zealand, Ltd.	42,041	108,590

		649,160

Norway — 0.6%
Aker BP ASA	2,490	81,795
DNB ASA	22,501	405,771

Equinor ASA†	26,730	688,718
Gjensidige Forsikring ASA	4,693	72,580
Marine Harvest ASA	9,476	229,075
Norsk Hydro ASA	30,987	160,287
Orkla ASA	18,897	162,871
Schibsted ASA, Class B	2,036	64,367
Telenor ASA	17,221	315,403
Yara International ASA	4,125	177,072

		2,357,939

Papua New Guinea — 0.1%
Oil Search, Ltd.	31,488	173,640

Portugal — 0.1%
EDP - Energias de Portugal SA	59,109	207,678
Galp Energia SGPS SA	11,568	201,667
Jeronimo Martins SGPS SA	5,788	71,167

		480,512

Singapore — 1.0%
Ascendas Real Estate Investment Trust	54,800	99,527
CapitaLand Commercial Trust	51,700	64,640
CapitaLand Mall Trust	55,600	84,769
CapitaLand, Ltd.	60,200	136,676
City Developments, Ltd.	9,500	54,178
ComfortDelGro Corp., Ltd.	49,400	80,264
DBS Group Holdings, Ltd.	41,000	695,683
Genting Singapore, Ltd.	139,700	88,681
Jardine Cycle & Carriage, Ltd.	2,100	45,962
Keppel Corp., Ltd.	33,400	149,781
Oversea-Chinese Banking Corp., Ltd.	72,300	561,942
SATS, Ltd.	15,200	54,571
Sembcorp Industries, Ltd.	22,400	45,695
Singapore Airlines, Ltd.	11,800	80,835
Singapore Exchange, Ltd.	18,300	90,485
Singapore Press Holdings, Ltd.	33,400	63,991
Singapore Technologies Engineering, Ltd.	36,800	94,482
Singapore Telecommunications, Ltd.	189,000	431,703
Suntec Real Estate Investment Trust	57,800	73,946
United Overseas Bank, Ltd.	30,200	532,708
UOL Group, Ltd.	11,500	49,999
Venture Corp., Ltd.	6,300	69,895
Wilmar International, Ltd.	43,400	98,848
Yangzijiang Shipbuilding Holdings, Ltd.	45,500	40,867

		3,790,128

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	5,734	214,678
Aena SME SA*	1,556	248,462
Amadeus IT Group SA	10,075	812,376
Banco Bilbao Vizcaya Argentaria SA	153,427	846,964
Banco de Sabadell SA	123,190	162,135
Banco Santander SA	369,961	1,753,897
Bankia SA	28,329	88,983
Bankinter SA	15,647	128,309
CaixaBank SA	82,750	334,964
Enagas SA	5,330	141,351
Endesa SA	7,348	153,749
Ferrovial SA	11,194	224,106
Grifols SA	6,903	196,897
Iberdrola SA	136,529	966,230
Industria de Diseno Textil SA	25,191	710,491
International Consolidated Airlines Group SA	14,627	112,833
Mapfre SA	24,935	74,538
Naturgy Energy Group SA	8,173	200,990
Red Electrica Corp. SA	9,861	204,232
Repsol SA	31,198	558,898
Siemens Gamesa Renewable Energy SA†	5,481	60,728
Telefonica SA	107,079	876,697

		9,072,508

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	60,500	57,513
HKT Trust & HKT, Ltd.	84,000	115,928
Unibail-Rodamco-Westfield	3,138	569,181

		742,622

Sweden — 2.0%
Alfa Laval AB	6,789	173,292
Assa Abloy AB, Class B	23,177	462,026
Atlas Copco AB, Class A	15,450	381,933
Atlas Copco AB, Class B	9,004	206,102
Boliden AB	6,320	143,748
Electrolux AB, Series B	5,577	115,512
Epiroc AB, Class A†	15,450	135,511
Epiroc AB, Class B†	9,004	74,100
Essity AB, Class B	14,055	320,611
Hennes & Mauritz AB, Class B	20,191	355,372
Hexagon AB, Class B	5,958	291,669
Husqvarna AB, Class B	9,628	72,553
ICA Gruppen AB	1,823	64,546
Industrivarden AB, Class C	3,753	77,924
Investor AB, Class B	10,563	457,502
Kinnevik AB, Class B	5,431	150,157
L E Lundbergforetagen AB, Class B	1,798	55,434
Lundin Petroleum AB	4,284	130,225
Sandvik AB	25,894	409,512
Securitas AB, Class B	7,176	122,995
Skandinaviska Enskilda Banken AB, Class A	37,293	385,389
Skanska AB, Class B	7,783	122,390
SKF AB, Class B	8,533	136,905
Svenska Handelsbanken AB, Class A	35,108	381,044
Swedbank AB, Class A	20,824	468,227
Swedish Match AB	4,031	205,492
Tele2 AB, Class B	8,377	94,949
Telefonaktiebolaget LM Ericsson, Class B	70,859	615,533
Telia Co AB	63,718	286,758
Volvo AB, Class B	35,825	534,736

		7,432,147

Switzerland — 7.1%
ABB, Ltd.	41,906	842,436
Adecco Group AG	3,749	183,424
Baloise Holding AG	1,136	162,278
Barry Callebaut AG	52	101,447
Chocoladefabriken Lindt & Spruengli AG	2	159,623
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	24	165,336
Cie Financiere Richemont SA	12,030	877,286
Clariant AG	4,601	98,910
Coca-Cola HBC AG	4,635	136,805
Credit Suisse Group AG	58,683	764,806
Dufry AG	808	90,850
EMS-Chemie Holding AG	191	105,139

Geberit AG	857	335,409
Givaudan SA	215	520,485
Julius Baer Group, Ltd.	5,169	235,698
Kuehne & Nagel International AG	1,225	170,118
LafargeHolcim, Ltd.	11,119	515,667
Lonza Group AG	1,706	534,937
Nestle SA	71,311	6,014,268
Novartis AG	49,664	4,336,968
Pargesa Holding SA	857	62,748
Partners Group Holding AG	397	282,029
Roche Holding AG	16,112	3,909,547
Schindler Holding AG (Participation Certificate) (SIX)	948	199,086
Schindler Holding AG (SIX)	450	93,401
SGS SA	126	298,521
Sika AG	2,968	380,553
Sonova Holding AG	1,272	207,471
Straumann Holding AG	220	149,701
Swatch Group AG (XEGT)	715	241,131
Swatch Group AG (TRQX)	1,294	86,133
Swiss Life Holding AG	795	299,557
Swiss Prime Site AG	1,597	129,510
Swiss Re AG	7,167	646,419
Swisscom AG	593	271,313
Temenos AG	1,378	188,260
UBS Group AG	88,512	1,235,048
Vifor Pharma AG	1,041	150,358
Zurich Insurance Group AG	3,472	1,077,325

		26,260,001

United Kingdom — 13.4%
3i Group PLC	22,368	250,800
Admiral Group PLC	4,900	125,984
Anglo American PLC	24,170	516,914
Antofagasta PLC	9,015	90,331
Ashtead Group PLC	11,532	285,053
Associated British Foods PLC	8,203	250,125
AstraZeneca PLC	28,861	2,204,575
Auto Trader Group PLC*	22,754	119,051
Aviva PLC	93,463	511,340
Babcock International Group PLC	5,651	44,119
BAE Systems PLC	72,976	490,203
Barclays PLC	390,653	859,281
Barratt Developments PLC	23,256	152,567
Berkeley Group Holdings PLC	3,047	136,245
BHP Billiton PLC	48,715	973,189
BP PLC	456,715	3,308,225
British American Tobacco PLC	52,336	2,271,059
British Land Co. PLC	22,703	171,675
BT Group PLC	195,144	599,656
Bunzl PLC	7,832	231,162
Burberry Group PLC	9,624	222,635
Carnival PLC	4,128	225,376
Centrica PLC	126,587	237,876
Coca-Cola European Partners PLC	4,945	224,948
Compass Group PLC	36,285	713,955
ConvaTec Group PLC*	31,129	64,432
Croda International PLC	3,027	186,393
Diageo PLC	56,478	1,953,414
Direct Line Insurance Group PLC	31,311	131,780
easyJet PLC	3,612	55,358
Fresnillo PLC	5,137	55,697
G4S PLC	35,675	97,908
GlaxoSmithKline PLC	113,631	2,197,274
Hammerson PLC	18,466	103,407
Hargreaves Lansdown PLC	6,519	155,122
HSBC Holdings PLC	459,282	3,783,680
Imperial Brands PLC	22,125	749,684
Informa PLC	28,653	261,123
InterContinental Hotels Group PLC	4,144	217,449
Intertek Group PLC	3,708	221,996
Investec PLC	15,000	92,668
ITV PLC	83,913	159,634
J Sainsbury PLC	37,806	150,337
John Wood Group PLC	15,365	140,150
Johnson Matthey PLC	4,503	170,896
Kingfisher PLC	51,168	166,471
Land Securities Group PLC	16,989	185,214
Legal & General Group PLC	137,057	440,215
Lloyds Banking Group PLC	1,646,809	1,203,963
London Stock Exchange Group PLC	7,302	402,410
Marks & Spencer Group PLC	37,214	140,711
Mediclinic International PLC	8,448	40,628
Meggitt PLC	17,805	120,438
Melrose Industries PLC	111,305	239,517
Merlin Entertainments PLC*	16,350	67,486
Micro Focus International PLC	10,054	155,813
Mondi PLC	8,544	201,082
National Grid PLC	77,862	825,143
Next PLC	3,210	213,463
NMC Health PLC	2,394	107,955
Pearson PLC	17,847	204,727
Persimmon PLC	7,086	207,612
Prudential PLC	58,976	1,183,059
Reckitt Benckiser Group PLC	15,287	1,236,086
RELX PLC (LSE)	24,217	479,386
RELX PLC (Euronext Amsterdam)	22,218	439,637
Rio Tinto PLC	27,205	1,323,389
Rolls-Royce Holdings PLC	38,175	408,920
Rolls-Royce Holdings PLC (Entitlement Shares)†	1,756,050	2,245
Royal Bank of Scotland Group PLC	110,205	332,702
Royal Dutch Shell PLC, Class A (TRQX)	105,407	3,367,442
Royal Dutch Shell PLC, Class B	85,699	2,790,332
Royal Mail PLC	20,576	94,314
RSA Insurance Group PLC	23,358	168,424
Sage Group PLC	24,643	171,493
Schroders PLC	2,820	96,469
Segro PLC	22,818	179,129
Severn Trent PLC	5,400	128,541
Smith & Nephew PLC	20,216	328,770
Smiths Group PLC	9,098	162,383
SSE PLC	23,301	339,469
St James’s Place PLC	12,189	157,687
Standard Chartered PLC	64,379	451,907
Standard Life Aberdeen PLC	54,119	186,937
Taylor Wimpey PLC	75,324	155,378
Tesco PLC	222,916	607,458
Travis Perkins PLC	5,794	81,969
Unilever PLC	27,972	1,481,217
United Utilities Group PLC	15,641	145,223
Vodafone Group PLC	608,051	1,148,473
Weir Group PLC	5,532	112,056
Whitbread PLC	4,203	236,228
WM Morrison Supermarkets PLC	50,979	161,578

		49,245,895

United States — 0.0%
International Flavors & Fragrances, Inc.†	219	31,602

Total Common Stocks (cost $303,990,914)		303,344,488

EXCHANGE-TRADED FUNDS — 4.6%
United States — 4.6%
iShares MSCI EAFE ETF (cost $18,484,121)	274,600	17,151,516

RIGHTS — 0.0%
Spain — 0.0%
Banco Santander SA Expires 11/01/2018 (Strike Price 4.85 EUR) (cost $14,899)	369,961	14,373

Total Long-Term Investment Securities (cost $322,489,934)		320,510,377

SHORT-TERM INVESTMENT SECURITIES — 0.7%
United States Treasury Bills 1.96% due 11/01/2018(1)	$60,000	60,000
1.97% due 11/01/2018(1)	220,000	220,000
2.02% due 11/29/2018(1)	530,000	529,109
2.03% due 12/06/2018(1)	170,000	169,648
2.04% due 11/08/2018(1)	130,000	129,947
2.04% due 11/29/2018(1)	200,000	199,664
2.05% due 11/01/2018(1)	80,000	80,000
2.12% due 12/27/2018(1)	200,000	199,316
2.17% due 01/10/2019(1)	200,000	199,136
2.20% due 12/27/2018(1)	50,000	49,829
2.25% due 02/07/2019(1)	375,000	372,662
2.30% due 01/24/2019(1)	100,000	99,473
2.30% due 02/07/2019	150,000	149,065
2.32% due 02/14/2019(1)	200,000	198,658
2.41% due 04/11/2019(1)	100,000	98,928

Total Short-Term Investment Securities (cost $2,755,657)		2,755,435

REPURCHASE AGREEMENTS — 12.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $46,130,538 and collateralized by $39,000,000 of United States Treasury Bonds, bearing interest at 5.25%, due 11/15/2028 and having an approximate value of $47,054,358 (cost $46,130,000)	46,130,000	46,130,000

TOTAL INVESTMENTS — (cost $371,375,591)	99.2%	369,395,812
Other assets less liabilities	0.8	2,942,758

NET ASSETS —	100.0%	$372,338,570

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $2,136,003 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

EUR — Euro Currency

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
562	Long	MSCI EAFE Index	December 2018	$54,177,399	$50,931,250	$(3,246,149)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	12.4%
Medical-Drugs	6.2
Diversified Banking Institutions	4.9
Banks-Commercial	4.7
Exchange-Traded Funds	4.6
Oil Companies-Integrated	4.2
Auto-Cars/Light Trucks	2.7
Food-Misc./Diversified	2.2
Telephone-Integrated	2.1
Cosmetics & Toiletries	2.0
Insurance-Life/Health	1.7
Electric-Integrated	1.7
Insurance-Multi-line	1.6
Chemicals-Diversified	1.4
Food-Retail	1.2
Real Estate Investment Trusts	1.2
Tobacco	1.1
Transport-Rail	1.0
Metal-Diversified	1.0
Diversified Minerals	1.0
Real Estate Operations & Development	0.9
Import/Export	0.9
Brewery	0.8
Beverages-Wine/Spirits	0.8
Medical-Biomedical/Gene	0.8
Enterprise Software/Service	0.8
Electronic Components-Misc.	0.8
Medical Products	0.8
Diversified Manufacturing Operations	0.7
U.S. Government Treasuries	0.7
Aerospace/Defense-Equipment	0.7
Machinery-Electrical	0.7
Industrial Automated/Robotic	0.7
Chemicals-Specialty	0.7
Insurance-Property/Casualty	0.7
Gas-Distribution	0.7
Finance-Other Services	0.7
Cellular Telecom	0.6
Industrial Gases	0.6
Retail-Apparel/Shoe	0.6
Commercial Services	0.6
Audio/Video Products	0.6
Insurance-Reinsurance	0.6
Computer Services	0.6
Semiconductor Equipment	0.5
Textile-Apparel	0.5
Soap & Cleaning Preparation	0.5
Transport-Services	0.5
Auto/Truck Parts & Equipment-Original	0.5
Building-Heavy Construction	0.5
Diversified Operations	0.5
Oil Companies-Exploration & Production	0.5
Food-Dairy Products	0.5
Paper & Related Products	0.5
Real Estate Management/Services	0.4
Electric-Generation	0.4
Rubber-Tires	0.4
Apparel Manufacturers	0.4
Machinery-Construction & Mining	0.4
Steel-Producers	0.4
Building & Construction-Misc.	0.4
Oil Refining & Marketing	0.4
Multimedia	0.4
Electronic Components-Semiconductors	0.4
Building & Construction Products-Misc.	0.3
Aerospace/Defense	0.3
Building Products-Cement	0.3
Machinery-General Industrial	0.3
Building-Residential/Commercial	0.3
Retail-Jewelry	0.3
Investment Companies	0.3
Athletic Footwear	0.3
Investment Management/Advisor Services	0.3
Human Resources	0.3
Office Automation & Equipment	0.3
Dialysis Centers	0.3
Toys	0.3
Food-Catering	0.3
Auto-Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Finance-Investment Banker/Broker	0.3
Medical Instruments	0.3
Telecom Services	0.2
Power Converter/Supply Equipment	0.2
Distribution/Wholesale	0.2
Casino Hotels	0.2
Transactional Software	0.2
Wireless Equipment	0.2
Building Products-Air & Heating	0.2
Public Thoroughfares	0.2
Semiconductor Components-Integrated Circuits	0.2
Machinery-Farming	0.2
Optical Supplies	0.2
Networking Products	0.2
Advertising Services	0.2
Machine Tools & Related Products	0.2
Diagnostic Equipment	0.2
Photo Equipment & Supplies	0.2
Gold Mining	0.2
Gambling (Non-Hotel)	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Security Services	0.1
Coatings/Paint	0.1
Beverages-Non-alcoholic	0.1
Water	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Electric-Distribution	0.1
Electronic Security Devices	0.1
Medical-Generic Drugs	0.1
Publishing-Periodicals	0.1
Transport-Marine	0.1
Food-Confectionery	0.1
Computer Aided Design	0.1
Energy-Alternate Sources	0.1
Advertising Agencies	0.1
Casino Services	0.1
Computer Data Security	0.1
Private Equity	0.1
Electronics-Military	0.1
Internet Content-Information/News	0.1
Fisheries	0.1
Rental Auto/Equipment	0.1
Agricultural Chemicals	0.1
Diversified Operations/Commercial Services	0.1
Satellite Telecom	0.1
Containers-Paper/Plastic	0.1
Pipelines	0.1
Retail-Misc./Diversified	0.1
Computers-Memory Devices	0.1
Retail-Vision Service Center	0.1
Retail-Convenience Store	0.1

Retail-Home Furnishings	0.1
Bicycle Manufacturing	0.1
Cruise Lines	0.1
Gas-Transportation	0.1
Travel Services	0.1
Steel Pipe & Tube	0.1
Retail-Discount	0.1
Tools-Hand Held	0.1
Filtration/Separation Products	0.1
Applications Software	0.1
Retail-Building Products	0.1
Internet Security	0.1
Motorcycle/Motor Scooter	0.1
Building Products-Doors & Windows	0.1
Leisure Products	0.1
Respiratory Products	0.1

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$49,245,895	#	$—	$49,245,895
Other Countries	3,974,793	250,123,800	**	—	254,098,593
Exchange-Traded Funds	17,151,516	—		—	17,151,516
Rights	14,373	—		—	14,373
Short-Term Investment Securities	—	2,755,435		—	2,755,435
Repurchase Agreements	—	46,130,000		—	46,130,000

Total Investments at Value	$21,140,682	$348,255,130		$—	$369,395,812

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,246,149	$—		$—	$3,246,149

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

#	Amount includes $49,243,650 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 95.8%
Aerospace/Defense-Equipment — 2.0%
Curtiss-Wright Corp.	26,171	$2,864,678
HEICO Corp.	37,669	3,157,792

		6,022,470

Applications Software — 2.6%
HubSpot, Inc.†	35,137	4,766,334
New Relic, Inc.†	32,448	2,895,984

		7,662,318

Auto/Truck Parts & Equipment-Original — 1.0%
Altra Industrial Motion Corp.	51,064	1,647,835
Visteon Corp.†	18,627	1,472,278

		3,120,113

Banks-Commercial — 1.7%
Webster Financial Corp.	46,999	2,765,421
Western Alliance Bancorp†	46,276	2,232,354

		4,997,775

Chemicals-Plastics — 0.7%
PolyOne Corp.	68,491	2,212,944

Chemicals-Specialty — 1.4%
Ingevity Corp.†	27,028	2,461,710
Methanex Corp.	26,682	1,727,126

		4,188,836

Commercial Services — 2.1%
CoStar Group, Inc.†	9,904	3,579,504
ServiceMaster Global Holdings, Inc.†	60,540	2,595,955

		6,175,459

Commercial Services-Finance — 2.8%
Euronet Worldwide, Inc.†	34,582	3,844,827
MarketAxess Holdings, Inc.	21,584	4,525,517

		8,370,344

Computer Data Security — 2.1%
Rapid7, Inc.†	91,189	3,304,690
Varonis Systems, Inc.†	49,703	3,035,362

		6,340,052

Computer Services — 3.6%
EPAM Systems, Inc.†	31,481	3,761,035
Globant SA†	74,807	3,851,065
WNS Holdings, Ltd. ADR†	62,401	3,131,906

		10,744,006

Computer Software — 3.3%
Box, Inc., Class A†	143,364	2,580,552
InterXion Holding NV†	68,999	4,061,971
SS&C Technologies Holdings, Inc.	60,416	3,090,883

		9,733,406

Computers-Integrated Systems — 1.3%
Mercury Systems, Inc.†	81,949	3,840,130

Diagnostic Equipment — 1.7%
Repligen Corp.†	94,554	5,126,718

Distribution/Wholesale — 1.1%
KAR Auction Services, Inc.	56,400	3,211,416

Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	23,699	1,079,015

Drug Delivery Systems — 1.6%
DexCom, Inc.†	37,163	4,934,132

E-Commerce/Products — 0.8%
Etsy, Inc.†	54,929	2,335,581

Electronic Components-Semiconductors — 1.4%
Monolithic Power Systems, Inc.	15,100	1,783,612
Silicon Laboratories, Inc.†	27,795	2,266,126

		4,049,738

Electronic Measurement Instruments — 0.7%
FLIR Systems, Inc.	47,110	2,181,664

Enterprise Software/Service — 4.7%
Black Knight, Inc.†	76,706	3,740,951
Evolent Health, Inc., Class A†	95,294	2,115,527
Guidewire Software, Inc.†	53,211	4,734,183
Tyler Technologies, Inc.†	16,532	3,499,163

		14,089,824

Entertainment Software — 1.0%
Take-Two Interactive Software, Inc.†	23,668	3,050,095

Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.	47,758	2,360,200

Food-Misc./Diversified — 1.1%
Nomad Foods, Ltd.†	173,181	3,307,757

Health Care Cost Containment — 1.9%
HealthEquity, Inc.†	60,851	5,586,122

Human Resources — 1.3%
ASGN, Inc.†	32,482	2,178,892
Korn/Ferry International	39,542	1,784,926

		3,963,818

Insurance Brokers — 1.3%
Brown & Brown, Inc.	136,478	3,845,950

Insurance-Multi-line — 0.7%
Assurant, Inc.	22,269	2,164,769

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	22,844	2,544,365
Selective Insurance Group, Inc.	45,339	2,940,234

		5,484,599

Machinery-Construction & Mining — 0.8%
Oshkosh Corp.	45,069	2,530,174

Machinery-General Industrial — 1.1%
Welbilt, Inc.†	168,883	3,161,490

Machinery-Pumps — 2.1%
Gardner Denver Holdings, Inc.†	129,056	3,492,256
Graco, Inc.	72,456	2,943,887

		6,436,143

Medical Information Systems — 1.4%
Medidata Solutions, Inc.†	60,009	4,218,633

Medical Instruments — 3.1%
Bio-Techne Corp.	19,613	3,289,492
Integra LifeSciences Holdings Corp.†	48,766	2,612,395
LivaNova PLC†	31,081	3,480,761

		9,382,648

Medical Labs & Testing Services — 1.1%
Syneos Health, Inc.†	69,296	3,161,976

Medical Products — 2.3%
Inogen, Inc.†	19,126	3,625,716

Penumbra, Inc.†	23,957	3,258,152

		6,883,868

Medical-Biomedical/Gene — 2.2%
Amicus Therapeutics, Inc.†	68,533	766,199
Retrophin, Inc.†	123,324	3,164,494
Sage Therapeutics, Inc.†	19,802	2,548,121

		6,478,814

Medical-Drugs — 1.9%
Aerie Pharmaceuticals, Inc.†	62,307	3,313,486
Eagle Pharmaceuticals, Inc.†	46,168	2,273,313

		5,586,799

Medical-Generic Drugs — 0.9%
Amneal Pharmaceuticals, Inc.†	147,246	2,716,689

Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	66,767	2,770,830

Medical-Outpatient/Home Medical — 1.5%
LHC Group, Inc.†	49,838	4,556,688

Medical-Wholesale Drug Distribution — 1.2%
Premier, Inc., Class A†	80,626	3,628,170

Miscellaneous Manufacturing — 1.1%
John Bean Technologies Corp.	32,656	3,395,244

Non-Hazardous Waste Disposal — 1.3%
Casella Waste Systems, Inc., Class A†	117,965	3,840,940

Oil & Gas Drilling — 0.9%
Patterson-UTI Energy, Inc.	158,391	2,635,626

Oil Companies-Exploration & Production — 2.2%
Callon Petroleum Co.†	216,940	2,162,892
Centennial Resource Development, Inc., Class A†	234,307	4,489,322

		6,652,214

Racetracks — 1.0%
Penn National Gaming, Inc.†	118,806	2,884,610

Real Estate Investment Trusts — 0.6%
Physicians Realty Trust	108,322	1,795,979

Recreational Centers — 1.2%
Planet Fitness, Inc., Class A†	72,530	3,560,498

Recreational Vehicles — 0.7%
Camping World Holdings, Inc., Class A	125,937	2,159,820

Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	18,809	3,225,555

Retail-Misc./Diversified — 1.3%
Five Below, Inc.†	34,104	3,881,717

Retail-Restaurants — 3.1%
Dunkin’ Brands Group, Inc.	34,240	2,484,454
Jack in the Box, Inc.	19,877	1,568,892
Texas Roadhouse, Inc.	54,421	3,290,294
Wingstop, Inc.	32,259	2,020,058

		9,363,698

Savings & Loans/Thrifts — 0.4%
Sterling Bancorp	71,457	1,284,797

Schools — 4.5%
2U, Inc.†	35,166	2,212,293
Bright Horizons Family Solutions, Inc.†	30,480	3,502,457
Chegg, Inc.†	125,488	3,423,313
Grand Canyon Education, Inc.†	34,616	4,316,615

		13,454,678

Semiconductor Equipment — 0.8%
Entegris, Inc.	94,494	2,507,871

Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	73,879	2,309,458

Telecom Services — 0.8%
GTT Communications, Inc.†	68,575	2,461,843

Television — 1.0%
World Wrestling Entertainment, Inc., Class A	41,465	3,009,944

Therapeutics — 3.1%
Neurocrine Biosciences, Inc.†	42,781	4,583,984
Sarepta Therapeutics, Inc.†	34,460	4,609,370

		9,193,354

Veterinary Diagnostics — 0.5%
Elanco Animal Health, Inc.†	48,637	1,482,456

Web Hosting/Design — 2.0%
GoDaddy, Inc., Class A†	54,174	3,963,912
Q2 Holdings, Inc.†	36,788	1,958,225

		5,922,137

TOTAL INVESTMENTS (cost $243,595,631)	95.8%	286,714,612
Other assets less liabilities	4.2	12,458,511

NET ASSETS	100.0%	$299,173,123

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$286,714,612	$—	$—	$286,714,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 64.9%
Aerospace/Defense — 1.3%
General Dynamics Corp.	113,133	$19,524,493

Agricultural Chemicals — 1.1%
Mosaic Co.	281,146	8,698,657
Nutrien, Ltd.	146,737	7,766,790

		16,465,447

Auto-Cars/Light Trucks — 1.6%
General Motors Co.	666,730	24,395,651

Banks-Commercial — 2.0%
Citizens Financial Group, Inc.	638,623	23,852,569
First Horizon National Corp.	406,545	6,561,636

		30,414,205

Banks-Fiduciary — 1.3%
Northern Trust Corp.	77,104	7,253,174
State Street Corp.	165,887	11,404,731

		18,657,905

Banks-Super Regional — 3.2%
Fifth Third Bancorp	454,007	12,253,649
PNC Financial Services Group, Inc.	111,372	14,310,188
Wells Fargo & Co.	406,750	21,651,303

		48,215,140

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	443,818	14,188,861

Cable/Satellite TV — 1.9%
Charter Communications, Inc., Class A†	54,853	17,573,256
Comcast Corp., Class A	292,653	11,161,785

		28,735,041

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A	195,988	13,529,052

Cruise Lines — 1.4%
Carnival Corp.	383,172	21,472,959

Diversified Banking Institutions — 10.7%
Bank of America Corp.	1,465,589	40,303,697
Citigroup, Inc.	741,976	48,569,749
Goldman Sachs Group, Inc.	52,892	11,920,270
JPMorgan Chase & Co.	297,108	32,390,714
Morgan Stanley	569,863	26,019,945

		159,204,375

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	143,351	13,753,095

Diversified Minerals — 0.5%
BHP Billiton, Ltd.	349,005	8,076,127

E-Commerce/Products — 0.8%
eBay, Inc.†	414,962	12,046,347

Electric-Integrated — 0.7%
Duke Energy Corp.	64,840	5,357,729
FirstEnergy Corp.	137,762	5,135,768

		10,493,497

Electronic Components-Semiconductors — 1.2%
Intel Corp.	370,288	17,359,101

Enterprise Software/Service — 1.6%
Oracle Corp.	475,971	23,246,424

Food-Misc./Diversified — 1.4%
Mondelez International, Inc., Class A	504,299	21,170,472

Food-Wholesale/Distribution — 0.6%
US Foods Holding Corp.†	310,468	9,056,352

Insurance Brokers — 1.6%
Aon PLC	71,091	11,102,992
Willis Towers Watson PLC	85,616	12,256,787

		23,359,779

Insurance-Life/Health — 0.5%
AXA Equitable Holdings, Inc.	342,973	6,958,922

Insurance-Multi-line — 0.6%
Voya Financial, Inc.	206,090	9,018,498

Medical Instruments — 1.0%
Medtronic PLC	166,343	14,940,928

Medical Products — 0.8%
Zimmer Biomet Holdings, Inc.	107,089	12,164,240

Medical-Biomedical/Gene — 0.5%
Celgene Corp.†	99,618	7,132,649

Medical-Drugs — 6.0%
Bristol-Myers Squibb Co.	186,572	9,429,349
Johnson & Johnson	233,323	32,662,886
Merck & Co., Inc.	266,541	19,620,083
Novartis AG	188,396	16,451,905
Sanofi	127,024	11,353,501

		89,517,724

Medical-HMO — 0.6%
Anthem, Inc.	33,276	9,169,867

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	108,748	13,567,400

Networking Products — 1.4%
Cisco Systems, Inc.	470,938	21,545,413

Oil Companies-Exploration & Production — 5.5%
Anadarko Petroleum Corp.	276,617	14,716,024
Apache Corp.	298,528	11,293,314
Canadian Natural Resources, Ltd.	355,563	9,755,734
Devon Energy Corp.	625,368	20,261,923
Marathon Oil Corp.	377,537	7,169,428
Occidental Petroleum Corp.	270,404	18,135,996

		81,332,419

Oil Companies-Integrated — 2.6%
BP PLC	2,466,693	17,867,544
Royal Dutch Shell PLC, Class A	656,874	20,985,184

		38,852,728

Oil-Field Services — 1.8%
Schlumberger, Ltd.	230,319	11,817,668
TechnipFMC PLC	579,323	15,236,195

		27,053,863

Pharmacy Services — 1.9%
CVS Health Corp.	388,504	28,123,805

Retail-Building Products — 0.7%
Kingfisher PLC	3,162,803	10,289,898

Semiconductor Components-Integrated Circuits — 1.2%
QUALCOMM, Inc.	287,124	18,057,228

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	10,988	343,500

Telecommunication Equipment — 0.5%
Juniper Networks, Inc.	257,017	7,522,888

Television — 0.4%
CBS Corp., Class B	97,264	5,578,090

Tobacco — 1.5%
Philip Morris International, Inc.	261,222	23,005,822

Transport-Rail — 0.8%
CSX Corp.	167,299	11,520,209

Total Common Stocks (cost $880,213,787)		969,060,414

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15%	40,900	2,228,674

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	36,048

Total Convertible Preferred Securities (cost $2,502,039)		2,264,722

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	30,720

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	$2,845,000	2,975,870

Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.00% due 07/01/2019(1)	200,000	200,000

Total Preferred Securities/Capital Securities (cost $3,183,506)		3,175,870

U.S. CONVERTIBLE BONDS & NOTES — 5.9%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,690,778
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	1,779,860
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	864,086

		4,334,724

Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	4,789,000	4,266,760

Computer Software — 0.3%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	2,747,000	3,891,843

Computers-Memory Devices — 0.2%
SanDisk Corp. Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,863,574
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024*	2,183,000	1,840,053

		3,703,627

Drug Delivery Systems — 0.2%
DexCom, Inc. Senior Notes 0.75% due 05/15/2022	2,280,000	3,292,135

E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc. Senior Notes 1.00% due 06/30/2047*	1,414,000	1,406,082

Electronic Components-Semiconductors — 0.7%
Cree, Inc. Senior Notes 0.88% due 09/01/2023*	3,673,000	3,431,886
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	1,628,047
Micron Technology, Inc. Senior Notes Series G 3.00% due 11/15/2043	2,099,000	2,734,988
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	1,867,053
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	550,287

		10,212,261

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	2,493,587

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(2)	5,346,000	4,892,659

Finance-Other Services — 0.8%
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(2)	12,212,000	12,476,378

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,583,581
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,522,899

		3,106,480

Medical Instruments — 0.1%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,206,795

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 2.00% due 02/15/2020	3,684,000	3,896,478

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,815,075
Medicines Co. Senior Notes 2.75% due 07/15/2023	929,000	783,626

		3,598,701

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	648,000	678,107
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023*	771,000	833,313

		1,511,420

Multimedia — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	474,606

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 0.75% due 01/15/2024	868,000	646,948

Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 09/15/2026	778,000	731,418

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	852,027
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023*	1,585,000	1,442,095

		2,294,122

Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 1.38% due 11/15/2024*	461,000	520,347

Telecom Equipment-Fiber Optics — 0.2%
Finisar Corp. Senior Notes 0.50% due 12/15/2036	855,000	760,294
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,747,628

		2,507,922

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	2,551,528

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,348,706
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,673,000	871,310

		8,220,016

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023*	2,209,000	2,359,546

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,500,941

Total Convertible Bonds & Notes (cost $84,754,589)		88,097,324

U.S. CORPORATE BONDS & NOTES — 8.5%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	211,167

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	332,843

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	46,665	45,527
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	992,000	947,244
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	49,760	49,324

		1,042,095

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	112,090

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	385,513
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	845,000	785,068
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	201,277
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	327,471
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	303,093

		2,002,422

Banks-Commercial — 0.3%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	771,167
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,448,645
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	1,500,000	1,402,139

		3,621,951

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,657,704
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	699,629
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	249,310
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	194,808
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	159,907

		3,961,358

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	555,000	544,100
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	337,000	328,589
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	542,842
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	603,817
Molson Coors Brewing Co. Company Guar. Notes 1.45% due 07/15/2019	342,000	337,929
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	238,109

		2,595,386

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,000

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	854,903
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	1,927,991
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,205,936
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,324,031
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	415,846
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	768,000	746,948

		6,475,655

Chemicals-Diversified — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	1,742,000	1,728,973

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	459,608

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	138,360

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	30,463

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	121,499
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,372,496
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	736,924
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	219,632

		2,450,551

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	78,989

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,616,837

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	1,836,907
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	810,000	770,484
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	740,471
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,398,833
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	20,151
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	35,335
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,500,000	1,336,644
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,265,094
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	699,695
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,308,618
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,210,163
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,381,247
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	248,945
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	124,920
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	966,850
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	206,190

		13,550,547

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	18,942

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	189,981
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	993,176

		1,183,157

Electric-Generation — 0.1%
Southern Electric Generating Co. Company Guar. Notes 2.20% due 12/01/2018*	1,605,000	1,604,253

Electric-Integrated — 0.3%
Georgia Power Co. Senior Notes 1.95% due 12/01/2018	2,380,000	2,378,199
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,630,570

		4,008,769

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,240,063
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	799,206

		2,039,269

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,216,032

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	1,829,320

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	52,702
Visa, Inc. Senior Notes 4.15% due 12/14/2035	350,000	349,621

		402,323

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	1,179,000	1,110,420
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	162,687

		1,273,107

Food-Misc./Diversified — 0.0%
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	118,904

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	827,086

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	586,872

Insurance-Life/Health — 0.6%
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	2,910,033
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,437,504
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	969,202
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	1,145,000	1,162,168
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	25,985
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	349,514
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	2,000,000	1,873,079

		8,727,485

Insurance-Multi-line — 0.2%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	635,103
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	1,830,967
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	980,703

		3,446,773

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	1,591,089
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,578,197

		3,169,286

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,129

Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,068,371

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	2,812,926

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	170,092
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	58,000	57,766
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	15,002

		242,860

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,502
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	39,915

		138,417

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	44,000	43,695
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	216,769

		260,464

Medical-Biomedical/Gene — 0.2%
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	9,984
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	98,725
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,877,495
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	175,232

		2,161,436

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	157,711
Bayer US Finance II LLC Company Guar. Notes 2.13% due 07/15/2019*	30,000	29,772
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,477,075
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,200,000	2,181,746
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	195,464
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,889

		4,046,657

Medical-HMO — 0.0%
Halfmoon Parent, Inc. Senior Sec. Notes 4.80% due 08/15/2038*	344,000	331,143

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,805

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	79,119

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	333,000	368,223
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	35,826
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	18,629
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,258,498

		1,681,176

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	38,347
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,335,651
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	396,882	420,323
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	2,883,000	2,872,355

		4,666,676

Pipelines — 0.5%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019	200,000	198,938
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,051,963
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	67,000	59,819
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,686
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,183,066
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	27,733
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,283,750
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,190,432
MPLX LP Senior Notes 5.50% due 02/15/2023	660,000	668,775
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	91,827

Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	58,256
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	40,948
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	58,664

		7,968,857

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	2,961,393
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	333,541
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	2,404,509

		5,699,443

Real Estate Investment Trusts — 1.0%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	1,921,532
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	1,855,000	1,726,806
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,077,881
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,021,988
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,464,740
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,285,734
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	99,234
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	196,404
Hospitality Properties Trust Senior Notes 4.50% due 06/15/2023	375,000	374,183
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,582,193
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	456,990
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	2,182,000	2,324,318

		15,532,003

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,243

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,506,409
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,511

		1,526,920

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	713,400

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,847

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	92,896
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	64,652

		157,548

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	88,638

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	46,932

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	111,555
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	60,091
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	527,000	495,122
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	92,025
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,316,763

AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	202,424
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	25,000	22,765
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	204,000	175,765
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	42,421
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	37,747

		2,556,678

Tobacco — 0.0%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	14,909
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	34,352

		49,261

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,353,120
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,299,787

		3,652,907

Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	45,616
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	30,109

		75,725

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	25,458
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	44,425
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	160,392

		230,275

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	29,042

Total U.S. Corporate Bonds & Notes (cost $132,746,370)		126,903,771

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Airlines — 0.1%
Virgin Australia Trust Pass-Through Certs. Series 2013-1A 5.00% due 04/23/2025*	869,358	881,034

Banks-Commercial — 0.6%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	633,633
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	863,465
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	1,972,526
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,386,629
National Australia Bank, Ltd. Senior Notes 2.00% due 01/14/2019	530,000	529,192
Royal Bank of Canada Senior Notes 2.00% due 12/10/2018	3,430,000	3,427,668
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	378,666
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	246,976

		9,438,755

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,262,721

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*	230,000	230,532

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,029,069
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,693

		2,057,762

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	66,944

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	104,596

Diversified Banking Institutions — 0.2%
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,035,757
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	305,645
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	100,193
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	1,000,000	981,573

		3,423,168

Finance-Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	885,000	878,104

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	188,184
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	373,020

		561,204

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	51,066

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	122,449

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 4.50% due 07/26/2047*	256,000	230,920

Telephone-Integrated — 0.3%
Orange SA Senior Notes 1.63% due 11/03/2019	1,530,000	1,505,890
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	318,236
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	1,865,488
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	232,717

		3,922,331

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	723,188

Total Foreign Corporate Bonds & Notes (cost $24,806,567)		23,954,774

FOREIGN CONVERTIBLE BONDS & NOTES — 1.0%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*	7,110,000	6,494,985

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,406,525

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,157,015

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,333,572

Oil & Gas Drilling — 0.1%
Ensco Jersey Finance, Ltd. Company Guar. Notes 3.00% due 01/31/2024	1,592,000	1,453,805

Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 5.88% due 07/01/2021	205,000	157,344

Total Foreign Convertible Bonds & Notes (cost $15,758,003)		15,003,246

U.S. GOVERNMENT TREASURIES — 12.1%
United States Treasury Bonds — 1.3%
3.13% due 05/15/2048	9,323,100	8,841,649
4.50% due 02/15/2036	9,650,000	11,236,596

		20,078,245

United States Treasury Notes — 10.8%
1.25% due 01/31/2019	10,720,000	10,691,868
2.88% due 10/31/2020	73,355,000	73,349,270
2.88% due 10/15/2021	11,216,000	11,197,599
2.88% due 10/31/2023	47,630,400	47,382,945
2.88% due 08/15/2028	2,344,600	2,289,007

3.00% due 10/31/2025	15,640,000	15,561,800

		160,472,489

Total U.S. Government Treasuries (cost $182,533,393)		180,550,734

OPTIONS - PURCHASED — 0.4%
Exchange-Traded Put Options-Purchased(3) (cost $9,277,870)	2,250	5,940,000

TOTAL INVESTMENTS (cost $1,335,806,124)	94.8%	1,414,981,575
Other assets less liabilities	5.2	77,691,032

NET ASSETS	100.0%	$1,492,672,607

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $64,239,351 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Exchangeable for basket of securities.
(3)	Options — Purchased

Exchanged Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2019	$2,250	2,250	610,141,500	$9,277,870	$5,940,000	$(3,337,870)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
516	Long	S&P 500 E-Mini Index	December 2018	$69,057,272	$69,946,380	$889,108
1,614	Short	S&P 500 E-Mini Index	December 2018	217,028,728	218,785,770	(1,757,042)

						$(867,934)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	AUD	4,339,877	USD	3,080,901	11/30/2018	$6,710	$—
	CAD	5,470,835	USD	4,178,666	11/30/2018	20,915	—
	CHF	5,468,634	USD	5,509,431	11/30/2018	66,298	—
	EUR	3,369,737	USD	3,878,904	11/30/2018	53,925	—
	GBP	14,234,724	USD	18,489,127	11/30/2018	272,468	—

						420,316	—

State Street Bank and Trust Co.	AUD	4,339,877	USD	3,081,460	11/30/2018	7,270	—
	CAD	5,470,833	USD	4,176,049	11/30/2018	18,300	—
	CHF	6,829,857	USD	6,872,875	11/30/2018	74,866	—
	EUR	4,042,113	USD	4,650,687	11/30/2018	62,494	—
	GBP	14,234,725	USD	18,486,594	11/30/2018	269,935	—
	USD	863,191	CAD	1,125,463	11/30/2018	—	(7,857)

						432,865	(7,857)

Net Unrealized Appreciation/(Depreciation)						$853,181	$(7,857)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$884,036,255	$85,024,159	**	$—	$969,060,414
Convertible Preferred Securities	2,264,722	—		—	2,264,722
Preferred Securities	30,720	—		—	30,720
Preferred Securities/Capital Securities	—	3,175,870		—	3,175,870
Convertible Bonds & Notes	—	88,097,324		—	88,097,324
U.S. Corporate Bonds & Notes	—	126,903,771		—	126,903,771
Foreign Corporate Bonds & Notes	—	23,954,774		—	23,954,774
Foreign Convertible Bonds & Notes	—	15,003,246		—	15,003,246
U.S. Government Treasuries	—	180,550,734		—	180,550,734
Options-Purchased	5,940,000	—		—	5,940,000

Total Investments at Value	$892,271,697	$522,709,878		$—	$1,414,981,575

Other Financial Instruments:†
Futures Contracts	$889,108	$—		$—	$889,108
Forward Foreign Currency Contracts	—	853,181		—	853,181

Total Other Financial Instruments	$889,108	$853,181		$—	$1,742,289

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,757,042	$—		$—	$1,757,042
Forward Foreign Currency Contracts	—	7,857		—	7,857

Total Other Financial Instruments	1,757,042	7,857		—	1,764,899

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Aerospace/Defense — 2.6%
Boeing Co.	26,402	$9,369,014

Aerospace/Defense-Equipment — 1.4%
Harris Corp.	33,518	4,984,462

Applications Software — 11.4%
Intuit, Inc.	22,670	4,783,370
Microsoft Corp.	208,807	22,302,676
salesforce.com, Inc.†	100,658	13,814,304

		40,900,350

Athletic Footwear — 2.3%
NIKE, Inc., Class B	109,587	8,223,408

Building Products-Cement — 0.9%
Vulcan Materials Co.	32,786	3,315,976

Coatings/Paint — 2.3%
Sherwin-Williams Co.	20,486	8,060,626

Commercial Services — 1.0%
CoStar Group, Inc.†	9,881	3,571,191

Commercial Services-Finance — 2.2%
PayPal Holdings, Inc.†	93,448	7,867,387

Computers — 4.4%
Apple, Inc.	71,894	15,734,721

Diversified Banking Institutions — 2.5%
Bank of America Corp.	322,715	8,874,662

E-Commerce/Products — 4.8%
Amazon.com, Inc.†	10,802	17,261,704

Electronic Components-Semiconductors — 4.1%
NVIDIA Corp.	30,323	6,392,998
Texas Instruments, Inc.	89,238	8,283,964

		14,676,962

Electronic Connectors — 1.1%
TE Connectivity, Ltd.	52,783	3,980,894

Electronic Forms — 1.4%
Adobe, Inc.†	20,176	4,958,454

Entertainment Software — 1.0%
Activision Blizzard, Inc.	52,821	3,647,290

Finance-Credit Card — 6.5%
Mastercard, Inc., Class A	105,059	20,767,012
Pagseguro Digital, Ltd., Class A†	99,029	2,672,793

		23,439,805

Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	162,175	7,498,972

Finance-Other Services — 3.5%
Intercontinental Exchange, Inc.	162,542	12,522,236

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	35,406	5,464,916

Internet Application Software — 1.5%
Tencent Holdings, Ltd.	158,300	5,365,587

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	36,079	5,476,432
Netflix, Inc.†	18,454	5,569,048

		11,045,480

Medical Instruments — 6.8%
Boston Scientific Corp.†	267,290	9,659,861
Edwards Lifesciences Corp.†	36,462	5,381,791
Intuitive Surgical, Inc.†	17,910	9,334,334

		24,375,986

Medical-Biomedical/Gene — 2.9%
Celgene Corp.†	73,494	5,262,170
Regeneron Pharmaceuticals, Inc.†	15,083	5,116,757

		10,378,927

Medical-Drugs — 6.1%
Allergan PLC	52,100	8,232,321
Merck & Co., Inc.	116,507	8,576,080
Zoetis, Inc.	57,598	5,192,460

		22,000,861

Medical-HMO — 2.4%
Humana, Inc.	27,238	8,727,328

Real Estate Investment Trusts — 3.5%
American Tower Corp.	80,192	12,494,715

Retail-Restaurants — 1.8%
Starbucks Corp.	108,810	6,340,359

Semiconductor Equipment — 2.6%
ASML Holding NV	53,929	9,295,202

Theaters — 1.5%
Live Nation Entertainment, Inc.†	100,631	5,263,001

Transport-Rail — 2.3%
Union Pacific Corp.	56,923	8,323,281

Web Portals/ISP — 6.1%
Alphabet, Inc., Class C†	20,360	21,923,037

Total Long-Term Investment Securities (cost $287,472,121)		349,886,794

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Commercial Paper — 2.8%
Credit Agricole North America, Inc. 2.19% due 11/01/2018 (cost $10,200,000)	$10,200,000	10,199,390

TOTAL INVESTMENTS (cost $297,672,121)	100.4%	360,086,184
Liabilities in excess of other assets	(0.4)	(1,520,125)

NET ASSETS	100.0%	$358,566,059

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$344,521,207	$5,365,587	**	$—	$349,886,794
Short-Term Investment Securities	—	10,199,390		—	10,199,390

Total Investments at Value	$344,521,207	$15,564,977		$—	$360,086,184

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 46.1%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	640	$47,565

Advertising Sales — 0.1%
JCDecaux SA	6,567	216,038

Aerospace/Defense — 1.2%
Boeing Co.	4,342	1,540,802
General Dynamics Corp.	4,303	742,612
Northrop Grumman Corp.	2,585	677,141
TransDigm Group, Inc.†	450	148,612

		3,109,167

Aerospace/Defense-Equipment — 0.1%
Airbus SE	3,338	367,903

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	6,060	291,062

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	3,970	187,583

Airlines — 0.4%
Delta Air Lines, Inc.	5,140	281,312
Japan Airlines Co., Ltd.	5,800	206,143
Ryanair Holdings PLC ADR†	3,437	284,584
United Continental Holdings, Inc.†	3,710	317,242

		1,089,281

Apparel Manufacturers — 0.3%
Burberry Group PLC	10,271	237,602
Michael Kors Holdings, Ltd.†	4,720	261,535
PVH Corp.	2,266	273,710

		772,847

Applications Software — 1.7%
Microsoft Corp.	34,302	3,663,797
salesforce.com, Inc.†	4,348	596,719

		4,260,516

Athletic Footwear — 0.1%
adidas AG	1,040	244,984

Audio/Video Products — 0.2%
Panasonic Corp.	22,700	250,285
Sony Corp.	3,400	182,988

		433,273

Auto-Cars/Light Trucks — 0.8%
Daimler AG	7,805	462,714
General Motors Co.	8,480	310,283
Honda Motor Co., Ltd.	14,200	406,172
Renault SA	4,483	334,826
Toyota Motor Corp.	10,800	632,382

		2,146,377

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	3,350	147,668
NGK Spark Plug Co., Ltd.	9,700	196,053
Sumitomo Electric Industries, Ltd.	15,700	213,657

		557,378

Banks-Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd.	23,935	442,499
Bankia SA	66,599	209,192
Commonwealth Bank of Australia	1,474	72,498
DBS Group Holdings, Ltd.	21,500	364,810
Erste Group Bank AG	4,252	173,017
First Republic Bank	1,035	94,175
ING Groep NV	25,634	303,274
M&T Bank Corp.	340	56,239
National Australia Bank, Ltd.	2,201	39,409
Regions Financial Corp.	17,300	293,581
Standard Chartered PLC	48,612	341,231
SVB Financial Group†	998	236,756
Svenska Handelsbanken AB, Class A	34,068	369,756
United Overseas Bank, Ltd.	4,500	79,377
Westpac Banking Corp.	3,854	73,710

		3,149,524

Banks-Super Regional — 0.6%
Capital One Financial Corp.	4,802	428,818
Comerica, Inc.	2,750	224,290
Huntington Bancshares, Inc.	14,766	211,597
KeyCorp	14,585	264,864
SunTrust Banks, Inc.	6,990	437,993

		1,567,562

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,800	164,556

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	18,304	876,396
PepsiCo, Inc.	8,209	922,527

		1,798,923

Beverages-Wine/Spirits — 0.2%
Diageo PLC	1,429	49,425
Pernod Ricard SA	2,641	402,981

		452,406

Brewery — 0.4%
Anheuser-Busch InBev SA	6,927	510,429
Asahi Group Holdings, Ltd.	3,700	163,387
Heineken NV	1,611	145,185
Molson Coors Brewing Co., Class B	4,600	294,400

		1,113,401

Building Products-Air & Heating — 0.2%
Daikin Industries, Ltd.	3,700	428,264

Building Products-Cement — 0.2%
CRH PLC	5,335	159,412
LafargeHolcim, Ltd.	7,346	340,686

		500,098

Building-Heavy Construction — 0.0%
Vinci SA	953	85,096

Building-Residential/Commercial — 0.3%
Barratt Developments PLC	26,233	172,097
Lennar Corp., Class A	8,166	350,975
PulteGroup, Inc.	5,380	132,186
Taylor Wimpey PLC	69,449	143,259

		798,517

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,468	470,303
Comcast Corp., Class A	5,010	191,082
DISH Network Corp., Class A†	3,326	102,241

		763,626

Cellular Telecom — 0.2%
Vodafone Group PLC	220,258	416,018

Chemicals-Diversified — 0.2%
BASF SE	1,795	138,273
Eastman Chemical Co.	3,327	260,671
Huntsman Corp.	8,133	177,950

		576,894

Chemicals-Specialty — 0.3%
Brenntag AG	5,269	275,485
Daicel Corp.	23,200	244,846
Toray Industries, Inc.	34,000	240,864

		761,195

Coal — 0.1%
Peabody Energy Corp.	7,750	274,737

Coatings/Paint — 0.1%
Akzo Nobel NV	3,854	324,139

Commercial Services-Finance — 0.5%
H&R Block, Inc.	12,540	332,812
Moody’s Corp.	1,430	208,036
PayPal Holdings, Inc.†	3,637	306,199
S&P Global, Inc.	2,020	368,286

		1,215,333

Computer Data Security — 0.1%
Fortinet, Inc.†	3,090	253,936

Computer Services — 0.5%
Accenture PLC, Class A	3,805	599,744
Capgemini SE	2,095	256,139
DXC Technology Co.	2,964	215,868
Nomura Research Institute, Ltd.	4,000	178,069

		1,249,820

Computer Software — 0.1%
Citrix Systems, Inc.†	2,730	279,743

Computers — 1.2%
Apple, Inc.	11,877	2,599,400
HP, Inc.	18,090	436,693

		3,036,093

Computers-Integrated Systems — 0.1%
Otsuka Corp.	5,800	191,975

Computers-Memory Devices — 0.1%
NetApp, Inc.	3,730	292,768
Seagate Technology PLC	670	26,954

		319,722

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	8,131	343,860

Containers-Paper/Plastic — 0.1%
WestRock Co.	4,331	186,103

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	3,067	421,529
Kao Corp.	5,100	339,137
Unilever NV CVA	8,640	465,158

		1,225,824

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,968	310,839

Decision Support Software — 0.0%
MSCI, Inc.	458	68,874

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	1,470	343,465

Distribution/Wholesale — 0.3%
Ferguson PLC	5,331	359,702
HD Supply Holdings, Inc.†	4,870	182,966
WW Grainger, Inc.	980	278,290

		820,958

Diversified Banking Institutions — 2.3%
Banco Santander SA	42,750	202,668
Bank of America Corp.	54,541	1,499,878
BNP Paribas SA	8,999	469,246
Citigroup, Inc.	17,924	1,173,305
Credit Suisse Group AG	22,491	293,121
Deutsche Bank AG	5,911	57,898
HSBC Holdings PLC	46,791	385,476
Lloyds Banking Group PLC	219,656	160,588
Macquarie Group, Ltd.	374	31,132
Mitsubishi UFJ Financial Group, Inc.	74,400	450,308
Morgan Stanley	12,461	568,969
Sumitomo Mitsui Financial Group, Inc.	9,700	376,837
UBS Group AG	17,311	241,548
UniCredit SpA	2,299	29,388

		5,940,362

Diversified Manufacturing Operations — 0.4%
Eaton Corp. PLC	7,717	553,077
Siemens AG	2,271	261,691
Wartsila Oyj Abp	11,741	199,371

		1,014,139

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	24,654	570,504

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	25,500	256,200

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,871	72,370

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,246	1,991,120

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	120	224,950
Expedia Group, Inc.	1,478	185,385

		410,335

Electric Products-Misc. — 0.1%
Mabuchi Motor Co., Ltd.	7,600	269,722

Electric-Generation — 0.0%
Electric Power Development Co., Ltd.	2,600	70,742

Electric-Integrated — 1.1%
AES Corp.	9,750	142,155
Enel SpA	93,298	457,769
Iberdrola SA	78,913	558,475
Kyushu Electric Power Co., Inc.	7,400	85,999
NextEra Energy, Inc.	5,905	1,018,613
RWE AG	7,896	153,950
Xcel Energy, Inc.	6,250	306,313

		2,723,274

Electronic Components-Semiconductors — 0.6%
Infineon Technologies AG	9,653	193,515
NVIDIA Corp.	4,056	855,127
Texas Instruments, Inc.	5,727	531,637

		1,580,279

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	100	2,112

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	3,150	131,670

Enterprise Software/Service — 0.4%
Oracle Corp.	6,900	336,996
SAP SE	6,301	675,279

		1,012,275

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	2,540	327,330

Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	766	325,106

Finance-Consumer Loans — 0.1%
Synchrony Financial	8,931	257,927

Finance-Credit Card — 0.7%
American Express Co.	5,582	573,439
Visa, Inc., Class A	8,681	1,196,676

		1,770,115

Finance-Other Services — 0.2%
Deutsche Boerse AG	1,997	252,898
Hong Kong Exchanges & Clearing, Ltd.	12,300	327,989

		580,887

Food-Catering — 0.1%
Sodexo SA	3,450	352,000

Food-Misc./Diversified — 0.9%
Chr. Hansen Holding A/S	2,028	204,770
General Mills, Inc.	1,722	75,424
Ingredion, Inc.	1,640	165,935
Mondelez International, Inc., Class A	14,595	612,698
Nestle SA	11,756	991,484
Post Holdings, Inc.†	2,840	251,113

		2,301,424

Food-Retail — 0.3%
Seven & i Holdings Co., Ltd.	10,000	432,740
Wesfarmers, Ltd.	7,145	236,575

		669,315

Gas-Distribution — 0.0%
Tokyo Gas Co., Ltd.	4,800	118,001

Gold Mining — 0.1%
Newmont Mining Corp.	4,860	150,271

Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A	1,970	136,324
InterContinental Hotels Group PLC	4,213	221,069
Whitbread PLC	1,842	103,529

		460,922

Human Resources — 0.1%
Robert Half International, Inc.	4,260	257,858

Import/Export — 0.2%
Mitsubishi Corp.	14,000	392,964

Independent Power Producers — 0.2%
NRG Energy, Inc.	8,750	316,663
Vistra Energy Corp.†	9,210	208,422

		525,085

Industrial Automated/Robotic — 0.0%
Keyence Corp.	200	97,441

Industrial Gases — 0.3%
Air Liquide SA	4,961	600,943
Linde PLC†	306	50,279

		651,222

Instruments-Controls — 0.2%
Honeywell International, Inc.	4,058	587,680

Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	2,252	166,671

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	58,400	444,192
Aviva PLC	42,776	234,029
Lincoln National Corp.	7,369	443,540
Prudential PLC	22,091	443,146
T&D Holdings, Inc.	18,600	298,328

		1,863,235

Insurance-Multi-line — 0.6%
Allianz SE	335	69,953
Allstate Corp.	2,790	267,059
Assicurazioni Generali SpA	17,360	280,051
AXA SA	11,658	291,840
Hartford Financial Services Group, Inc.	8,340	378,803
Zurich Insurance Group AG	443	137,458

		1,425,164

Insurance-Property/Casualty — 0.5%
First American Financial Corp.	640	28,371
Progressive Corp.	5,170	360,349
Tokio Marine Holdings, Inc.	6,800	321,038
Travelers Cos., Inc.	3,850	481,751

		1,191,509

Insurance-Reinsurance — 0.1%
Swiss Re AG	3,343	301,518

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	1,451	220,247
Netflix, Inc.†	1,790	540,186
Twitter, Inc.†	11,230	390,243

		1,150,676

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,260	220,853

Internet Security — 0.1%
Palo Alto Networks, Inc.†	1,510	276,390

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	2,771	352,582

Lighting Products & Systems — 0.1%
Universal Display Corp.	1,135	139,616

Machine Tools & Related Products — 0.1%
DMG Mori Seiki Co., Ltd.	16,800	241,719

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	6,333	768,320

Machinery-Electrical — 0.0%
Hitachi, Ltd.	3,800	116,058

Medical Instruments — 0.3%
Boston Scientific Corp.†	11,371	410,948
Intuitive Surgical, Inc.†	495	257,984
Olympus Corp.	1,400	46,582

		715,514

Medical Products — 0.1%
Baxter International, Inc.	3,410	213,159
Haemonetics Corp.†	260	27,162
Koninklijke Philips NV	2,995	111,654

		351,975

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	1,301	145,803
Amgen, Inc.	4,847	934,453
Biogen, Inc.†	899	273,539
CSL, Ltd.	1,240	166,302
Gilead Sciences, Inc.	8,950	610,211
Loxo Oncology, Inc.†	640	97,702
Vertex Pharmaceuticals, Inc.†	1,746	295,877

		2,523,887

Medical-Drugs — 2.7%
AbbVie, Inc.	4,820	375,237
AstraZeneca PLC	2,081	158,959
Bayer AG	3,076	236,164
Bristol-Myers Squibb Co.	1,150	58,121
GlaxoSmithKline PLC	24,028	464,628
Johnson & Johnson	7,738	1,083,243
Kyowa Hakko Kirin Co., Ltd.	5,700	110,510
Merck & Co., Inc.	4,450	327,565
Novartis AG	6,678	583,164
Novo Nordisk A/S, Class B	11,269	486,703
Otsuka Holdings Co., Ltd.	7,300	348,788
Pfizer, Inc.	29,073	1,251,883
Roche Holding AG	3,723	903,379
Sanofi	6,950	621,196

		7,009,540

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR	5,842	116,723

Medical-HMO — 1.4%
Anthem, Inc.	3,240	892,847
Cigna Corp.	1,678	358,773
Humana, Inc.	2,480	794,617
Molina Healthcare, Inc.†	2,070	262,414
UnitedHealth Group, Inc.	3,808	995,221
WellCare Health Plans, Inc.†	1,080	298,069

		3,601,941

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	1,990	265,725
Tenet Healthcare Corp.†	7,170	184,484

		450,209

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	13,890	161,819

Metal-Diversified — 0.2%
Rio Tinto PLC	1,712	83,281
Rio Tinto, Ltd.	7,154	387,918

		471,199

Miscellaneous Manufacturing — 0.1%
Alstom SA	7,213	315,668

Multimedia — 0.3%
Walt Disney Co.	6,679	766,950

Networking Products — 0.2%
Cisco Systems, Inc.	8,930	408,547

Oil Companies-Exploration & Production — 1.2%
ConocoPhillips	11,120	777,288
Diamondback Energy, Inc.	2,242	251,911
EOG Resources, Inc.	4,553	479,613
Lundin Petroleum AB	6,714	204,092
Occidental Petroleum Corp.	11,100	744,477
Parsley Energy, Inc., Class A†	5,569	130,426
Pioneer Natural Resources Co.	2,937	432,532

		3,020,339

Oil Companies-Integrated — 1.0%
BP PLC	59,142	428,396
Chevron Corp.	2,120	236,698
Royal Dutch Shell PLC, Class A	16,296	520,609
Royal Dutch Shell PLC, Class B	20,708	674,246
TOTAL SA	12,360	725,399

		2,585,348

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	4,190	282,574
Marathon Petroleum Corp.	8,660	610,097
PBF Energy, Inc., Class A	5,290	221,386
Valero Energy Corp.	5,770	525,589

		1,639,646

Pharmacy Services — 0.2%
CVS Health Corp.	6,907	499,998

Poultry — 0.1%
Pilgrim’s Pride Corp.†	7,210	127,329

Power Converter/Supply Equipment — 0.2%
Schneider Electric SE	5,934	430,345

Private Equity — 0.1%
3i Group PLC	27,649	310,012

Real Estate Investment Trusts — 0.8%
American Tower Corp.	860	133,997
AvalonBay Communities, Inc.	2,537	444,939
Dexus	31,247	226,281
Goodman Group	35,337	260,062

Prologis, Inc.	9,143	589,449
Ryman Hospitality Properties, Inc.	890	69,055
Spirit Realty Capital, Inc.	33,140	259,155

		1,982,938

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,370	256,647

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	25,500	165,105
Mitsui Fudosan Co., Ltd.	5,900	132,570

		297,675

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	2,080	249,746

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	700	61,943

Retail-Apparel/Shoe — 0.4%
Industria de Diseno Textil SA	14,078	397,058
Ross Stores, Inc.	3,109	307,791
Urban Outfitters, Inc.†	7,570	298,712

		1,003,561

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	997	731,269
O’Reilly Automotive, Inc.†	505	161,979

		893,248

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,510	316,422
Dixons Carphone PLC	70,831	153,306

		469,728

Retail-Discount — 0.2%
Dollar Tree, Inc.†	1,955	164,806
Target Corp.	5,590	467,492

		632,298

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	4,880	389,278

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	4,465	325,609

Retail-Major Department Stores — 0.1%
Marui Group Co., Ltd.	9,400	203,409

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	4,160	315,037

Retail-Restaurants — 0.1%
Chipotle Mexican Grill, Inc.†	287	132,115
Dunkin’ Brands Group, Inc.	1,330	96,505

		228,620

Rubber-Tires — 0.2%
Bridgestone Corp.	10,000	385,262

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	8,356	699,481
QUALCOMM, Inc.	8,070	507,522
Renesas Electronics Corp.†	39,300	207,046

		1,414,049

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	16,470	541,534
ASML Holding NV	2,014	344,383
Lam Research Corp.	1,830	259,366
Teradyne, Inc.	4,310	148,479

		1,293,762

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	2,633	287,973

Software Tools — 0.2%
VMware, Inc., Class A†	4,460	630,599

Steel-Producers — 0.1%
ArcelorMittal	8,027	200,143

Steel-Specialty — 0.1%
Outokumpu Oyj	38,195	160,380

Telephone-Integrated — 1.0%
AT&T, Inc.	21,641	663,946
Deutsche Telekom AG	19,334	317,465
Nippon Telegraph & Telephone Corp.	6,300	264,580
Telecom Italia SpA†	213,562	125,791
Telefonica SA	20,601	168,668
Verizon Communications, Inc.	17,718	1,011,521

		2,551,971

Television — 0.2%
ITV PLC	128,703	244,842
World Wrestling Entertainment, Inc., Class A	2,950	214,141

		458,983

Tobacco — 0.3%
British American Tobacco PLC	13,907	603,478
Japan Tobacco, Inc.	9,700	249,427

		852,905

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	2,931	341,520

Toys — 0.1%
Nintendo Co., Ltd.	800	248,002

Transport-Rail — 0.7%
Central Japan Railway Co.	1,200	231,106
CSX Corp.	1,810	124,637
Norfolk Southern Corp.	5,323	893,359
Tokyu Corp.	18,800	309,350
Union Pacific Corp.	580	84,808
West Japan Railway Co.	2,000	134,047

		1,777,307

Transport-Services — 0.2%
Cargotec Corp., Class B	3,281	136,340
Deutsche Post AG	7,254	229,666
Expeditors International of Washington, Inc.	290	19,482
Yamato Holdings Co., Ltd.	9,200	251,020

		636,508

Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	5,730	305,180

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	1,552	1,692,580
Alphabet, Inc., Class C†	1,200	1,292,124

		2,984,704

Wireless Equipment — 0.1%
Nokia Oyj	33,256	187,429

Total Common Stocks (cost $121,203,531)		118,363,841

REGISTERED INVESTMENT COMPANIES — 9.7%
Registered Investment Companies — 9.7%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	2,557	19,820
JPMorgan Emerging Markets Equity Fund, Class R6	63,194	1,554,563
JPMorgan High Yield Fund, Class R6	1,760,531	12,517,377
JPMorgan Floating Rate Income Fund, Class R6	1,152,436	10,763,748

Total Registered Investment Companies (cost $25,477,658)		24,855,508

RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA† Expires 11/01/2018 (Strike Price 4.85 EUR) (cost $1,722)	42,750	1,661

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Diversified Banking Institutions — 0.2%
Credit Suisse Group AG 7.50% due 12/11/2023*(1)	$200,000	208,232
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(1)	185,000	170,200
HSBC Holdings PLC 6.38% due 03/30/2025(1)	200,000	194,250

Total Preferred Securities/Capital Securities (cost $616,620)		572,682

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 2.48% (1 ML+0.20%) due 07/20/2046(2)	189,117	148,718
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	50,990
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	201,772	201,984
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(3)	348,581	347,886
Arroyo Mortgage Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(3)	241,738	241,268
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(3)(4)	100,000	100,792
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(4)	185,000	177,698
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 3.00% (1 ML+0.72%) due 03/15/2037*(4)	405,000	404,237
BBCMS Trust FRS Series 2018-CBM, Class A 3.28% (1 ML+1.00%) due 07/15/2037*(4)	70,000	70,197
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 3.16% (1 ML+0.87%) due 06/15/2035*(4)	310,000	310,000
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 3.10% (1 ML+0.82%) due 06/15/2035*(4)	130,000	129,767
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 2.95% (1 ML +0.67%) due 03/15/2037*(4)	270,000	269,152
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class B 3.15% (1 ML+0.87%) due 03/15/2037*(4)	229,500	229,067
BX Trust FRS Series 2018-MCSF, Class A 2.86% (1 ML+0.58%) due 04/15/2035*(4)	255,000	253,835
BX Trust FRS Series 2018-MCSF, Class B 3.09% (1 ML+0.81%) due 04/15/2035*(4)	110,000	109,279
BX Trust FRS Series 2018-EXCL, Class A 3.24% (1 ML+1.09%) due 09/15/2037*(4)	200,000	199,630
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(4)	120,000	114,576
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(3)(4)	260,000	245,515
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	108,350	107,161
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	12,704	12,698
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	70,008
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 3.07% (1 ML+0.79%) due 07/15/2032*(4)	300,000	300,000
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 3.25% (1 ML+0.97%) due 07/15/2032*(4)	281,000	281,000
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(4)	90,000	87,589

Citigroup Commercial Mtg. Trust
Series 2018-B2, Class A4
4.01% due 03/10/2051(4)	275,000	274,776
Citigroup Commercial Mtg. Trust
Series 2018-C5, Class A4
4.23% due 06/10/2051(4)	205,000	207,483
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2003-HE3, Class A
3.04% (1 ML+0.76%)
due 12/25/2033	19,122	19,063
Citigroup Mtg. Loan Trust, Inc.
Series 2007-12, Class 2A1
6.50% due 10/25/2036*(2)	118,775	87,379
CitiMortgage Alternative Loan Trust
Series 2007-A1, Class 1A7
6.00% due 01/25/2037(2)	96,083	89,051
Cold Storage Pass-Through Certs. Trust FRS
Series 2017-ICE3, Class A
3.28% (1 ML+1.00%)
due 04/15/2036*(4)	195,000	195,055
COMM Mtg. Trust
Series 2016-667M, Class A
3.14% due 10/10/2036*(4)(10)	100,000	93,688
COMM Mtg. Trust
Series 2013-CR11, Class A4
4.26% due 08/10/2050(4)	225,000	231,205
COMM Mtg. Trust VRS
Series 2014-CR 15, Class C
4.73% due 02/10/2047(3)(4)	100,000	102,319
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2
2.78% (1 ML+0.50%)
due 02/25/2044*	187,092	185,142
Countrywide Alternative Loan Trust
Series 2006-J5, Class 1A1
6.50% due 09/25/2036(2)	237,325	204,695
Countrywide Asset-Backed Certs. Trust FRS
Series 2004-6, Class M1
3.18% (1 ML+0.90%)
due 10/25/2034	61,090	60,557
Countrywide Home Loan Mtg. Pass-Through Trust
Series 2005-21, Class A2
5.50% due 10/25/2035(2)	25,851	24,019
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class A
3.55% due 08/15/2027*	250,000	249,554
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR8, Class 2A1
4.26% due 09/25/2034(2)(3)	12,202	12,222
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A
3.08% (1 ML+0.80%)
due 05/15/2035*(4)	156,197	156,129
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class B
3.17% (1 ML+0.89%)
due 05/15/2035*(4)	94,665	94,341
Deephaven Residential Mtg. Trust VRS
Series 2018-3A, Class A1
3.79% due 08/25/2058*(2)(3)(11)	107,442	107,441
Dell Equipment Finance Trust
Series 2017-1, Class A2
1.86% due 06/24/2019*	2,330	2,328
Dell Equipment Finance Trust
Series 2017-1, Class A3
2.14% due 04/22/2022*	100,000	99,659
DT Auto Owner Trust
Series 2018-1A, Class B
3.04% due 01/18/2022*	140,000	139,555
Exeter Automobile Receivables Trust
Series 2018-1A, Class B
2.75% due 04/15/2022*	185,000	183,972
Exeter Automobile Receivables Trust
Series 2018-1A, Class C
3.03% due 01/17/2023*	228,000	225,999
Exeter Automobile Receivables Trust
Series 2018-2A, Class B
3.27% due 05/16/2022*	220,000	219,205
Exeter Automobile Receivables Trust
Series 2018-3A, Class B
3.46% due 10/17/2022*	66,000	65,813
Exeter Automobile Receivables Trust
Series 2018-2A, Class C
3.69% due 03/15/2023*	135,000	134,433
First Franklin Mtg. Loan Trust FRS
Series 2004-FF4, Class M1
3.14% (1 ML+0.86%)
due 06/25/2034	104,076	104,088
Flagship Credit Auto Trust
Series 2014-1, Class C
3.34% due 04/15/2020*	31,597	31,599
Fremont Home Loan Trust FRS
Series 2005-C, Class M1
3.00% (1 ML+0.72%)
due 07/25/2035	63,973	64,035
GPMT, Inc. FRS
Series 2018-FL1, Class A
3.18% (1 ML + 0.90%)
due 11/21/2035*(4)	360,000	360,000
GS Mtg. Securities Trust
Series 2017-GPTX, Class A
2.86% due 05/10/2034*(4)	175,000	170,630
GS Mtg. Securities Trust VRS
Series 2018-GS9, Class A4
3.99% due 03/10/2051(3)(4)	195,000	193,862

GSAMP Trust FRS Series 2006-FM1, Class A2C 2.44% (1 ML+0.16%) due 04/25/2036	221,924	163,855
GSAMP Trust FRS Series 2005-SEA2, Class M1 2.80% (1 ML+0.52%) due 01/25/2045*	88,106	87,900
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(3)	93,262	93,252
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	125,000	122,588
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 3.99% due 01/15/2046(3)(4)	90,000	91,288
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2004-CBX, Class C 5.07% due 01/12/2037(3)(4)	135,000	136,139
JPMorgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	42,562	42,861
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)(10)	213,751	147,488
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	15,308	15,313
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	168,945
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 3.14% (1 ML+0.86%) due 07/25/2034	57,259	57,195
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(4)	164,301	160,758
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(3)(4)	137,000	132,750
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	322,913	312,928
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(4)	55,000	53,626
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(4)	175,000	172,026
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(4)	145,000	142,105
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	415,000	420,225
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 3.48% (1 ML+1.20%) due 07/15/2035*(4)	140,000	140,013
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 3.91% due 11/15/2049(3)(4)	95,000	89,486
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(4)	230,000	232,735
New Residential Mtg. Loan Trust VRS Series 2018-NQM1, Class A1 3.99% due 11/25/2048*(2)(3)	240,000	239,997
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(4)	330,000	327,833
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	131,245
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 3.14% (1 ML+0.86%) due 11/25/2034	26,212	26,201
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 3.16% (1 ML+0.88%) due 09/15/2034*(4)	160,000	160,031
PFP, Ltd. FRS Series 2017-3, Class A 3.33% (1 ML+1.05%) due 01/14/2035*(4)	38,238	38,275
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	151,374	148,924
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	100,000	99,705
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.65% (1 ML+0.37%) due 08/25/2035	173,345	166,625

Sofi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	171,682	171,148
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(2)(3)	105,262	105,246
UBS Commercial Mtg. Trust VRS Series 2017-C4, Class C 4.45% due 10/15/2050(3)(4)	115,000	111,454
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(3)	413,400	411,617
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C33, Class AJ 5.79% due 02/15/2051(3)(4)	211,355	208,710
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	65,528	53,722
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(4)	60,000	56,306
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR8, Class 1A1 4.35% due 06/25/2035(2)(3)	95,318	97,666
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	866	872
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	36,180	36,078
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	130,000	128,145

Total Asset Backed Securities (cost $15,121,363)		14,555,620

U.S. CORPORATE BONDS & NOTES — 8.7%
Aerospace/Defense — 0.2%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	60,000	55,430
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	414,000	396,455

		451,885

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	79,985
L3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	20,000	19,352
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	90,000	89,864
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	24,757

		213,958

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	115,000	109,133

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	100,000	95,488

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	75,000	68,399
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	125,251

		193,650

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 5.00% due 04/01/2035	270,000	235,884

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	66,063
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	19,270

		85,333

Banks-Commercial — 0.1%
Capital One NA Senior Notes 2.65% due 08/08/2022	250,000	239,558
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	42,539

		282,097

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	190,000	183,152

Banks-Super Regional — 0.2%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	173,615

Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	247,075
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	67,937
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	42,767

		531,394

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	205,000	176,196

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	395,000	375,731
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	95,235
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	35,000	30,784

		501,750

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	325,000	329,940
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	50,000	50,937

		380,877

Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	50,000	38,329
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	31,281

		69,610

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	50,000	45,263
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	60,000	48,171

		93,434

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 3.50% due 11/15/2027	45,000	40,814

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	130,000	128,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	186,619
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	190,000	190,809
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	350,000	306,018
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	103,000	99,142
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	45,000	36,787
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	102,522
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	50,000	49,484
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	110,000	101,232
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	255,000	223,125
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	59,500
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	52,246
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	72,898

		1,609,082

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	70,000	63,175
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	50,000	53,687

		116,862

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	110,000	114,262
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	65,000	69,388
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	150,000	148,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	165,000	170,775

		502,925

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	40,000	40,350

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	70,000	67,362
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	58,000	55,036

		122,398

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	40,000	37,600

Computers — 0.2%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	223,115
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	55,000	55,456
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	105,000	108,828
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	75,000	77,719

		465,118

Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	35,000	32,288

Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	34,654	34,914

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	110,000	110,963

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	36,527

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.15% due 11/09/2020	15,000	14,639
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	142,498
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	336,770
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	289,352
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	257,884
Citigroup, Inc. Senior Notes 2.05% due 06/07/2019	200,000	198,820
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	240,000	230,767
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	136,670
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	41,309
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	60,000	55,588
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	90,848
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	360,000	359,082
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	192,450
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	205,000	197,150
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	100,000	93,935

Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	258,714
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,698
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	213,083
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	149,842
Morgan Stanley Senior Notes 3.77% due 01/24/2029	35,000	33,164
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	81,326
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	37,294
Morgan Stanley Senior Notes 5.63% due 09/23/2019	200,000	204,289

		3,625,172

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	166,938
General Electric Co. Senior Notes 4.13% due 10/09/2042	180,000	148,484
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	38,771

		354,193

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	110,000	103,591

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	90,000	79,213
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	39,824
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	40,333
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	29,564
Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	95,000	91,649
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	83,362

		363,945

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	64,880
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	65,000	60,786

		125,666

Electric-Integrated — 0.6%
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049*	35,000	33,546
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	60,745
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	54,983
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	195,000	176,536
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	178,054
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	120,000	106,181
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	65,478
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	45,836
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	75,000	69,845
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	99,113
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	89,740
PPL Capital Funding, Inc. Company Guar. Notes 3.10% due 05/15/2026	50,000	46,041
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	86,882
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	120,000	111,255

Southwestern Electric Power Co. Senior Notes 3.90% due 04/01/2045	85,000	74,637
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	60,000	53,800
Tampa Electric Co. Senior Notes 4.45% due 06/15/2049	65,000	62,491
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	122,483
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	96,477

		1,634,123

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 3.35% due 11/15/2027	145,000	135,330

Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	100,625

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	125,000	124,687
Oracle Corp. Senior Notes 2.65% due 07/15/2026	165,000	150,896
Oracle Corp. Senior Notes 4.00% due 11/15/2047	45,000	40,468

		316,051

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	30,000	29,550
Ally Financial, Inc. Senior Notes 4.25% due 04/15/2021	30,000	29,962

		59,512

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	109,550

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	290,000	284,303

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	66,227
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	85,000	81,941

		148,168

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	47,000	44,137
McCormick & Co., Inc. Senior Notes 2.70% due 08/15/2022	55,000	52,896
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	60,000	59,850

		156,883

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.88% due 10/15/2046	95,000	75,458

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	90,000	90,675

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	62,075
NiSource, Inc. Senior Notes 5.80% due 02/01/2042	25,000	26,662
Southern California Gas Co. 1st Mtg. Bonds 4.30% due 01/15/2049	45,000	44,204

		132,941

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	54,900

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	60,000	52,174
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	195,015

		247,189

Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	40,877

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	65,406
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,300

		131,706

Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	65,000	63,050

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.89% due 06/06/2022	30,000	29,014
Hill-Rom Holdings, Inc. Company Guar. Notes 5.75% due 09/01/2023*	65,000	65,731

		94,745

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	85,000	76,060
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	50,000	45,490
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	140,000	135,935
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	120,000	106,441

		363,926

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	165,000	163,505
Pfizer, Inc. Senior Notes 3.60% due 09/15/2028	110,000	107,272

		270,777

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	101,246
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	145,000	135,542
Halfmoon Parent, Inc. Senior Sec. Notes 3.40% due 09/17/2021*	130,000	129,043
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	90,000	88,956
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	80,000	75,777

		530,564

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	231,437
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	115,000	124,775
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	205,000	203,975

		560,187

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	80,000	70,786
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	28,643
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	70,000	65,589

		165,018

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	93,000

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	185,000	192,480
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	45,000	45,080
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	70,000	72,187
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	34,000	31,669
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	60,000	60,525
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	95,000	95,594

		497,535

Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	15,000	13,764

Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	105,000	100,585
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	20,000	19,406

		133,755

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	63,939
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	135,000	133,524

		197,463

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.35% due 08/15/2048	35,000	29,987

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	280,000	273,063
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	40,000	38,489
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	62,073	71,609

		383,161

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	39,600

Pipelines — 0.3%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	135,000	122,848
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	130,634
Energy Transfer Partners LP Company Guar. Notes 5.15% due 02/01/2043	55,000	48,303
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	60,000	53,092
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	60,000	58,258
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	62,013
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	44,552
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	18,916
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	97,000	99,330
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	20,000	18,470
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	31,368
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	44,916
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	15,000	13,538

		746,238

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	60,000	59,438
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	75,000	76,672

		136,110

Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	107,738
American Tower Corp. Senior Notes 3.60% due 01/15/2028	35,000	32,198
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	90,000	86,400
CoreCivic, Inc. Company Guar. Notes 4.63% due 05/01/2023	130,000	122,525
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	60,000	56,928
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	64,911
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	102,243
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,779

		616,722

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	85,000	82,662
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	4,000	4,160
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	42,000	44,310
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	70,000	61,425
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	70,000	67,057
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	75,000	67,571

		327,185

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	90,000	81,463

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	65,000	64,014

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	8,968
Starbucks Corp. Senior Notes 4.50% due 11/15/2048	60,000	55,761

		64,729

Telecommunication Equipment — 0.1%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	45,337
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	90,000	87,525

		132,862

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	285,000	233,839
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	79,400
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	81,937
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	95,000	78,975
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	135,000	116,315

		590,466

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	57,450

Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	60,000	55,500
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	58,575

		114,075

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	64,584
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	65,000	53,787
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	52,782
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027*	215,000	196,682
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	107,465
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	34,115
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,415

		513,830

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	110,540
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	102,333

CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	43,079
Norfolk Southern Corp. Senior Notes 4.15% due 02/28/2048	80,000	73,210

		329,162

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.88% due 08/01/2042	35,000	29,556

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	100,000

Total U.S. Corporate Bonds & Notes (cost $23,105,131)		22,371,170

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	59,400

Banks-Commercial — 0.4%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	114,571
BPCE SA Senior Notes 3.50% due 10/23/2027*	250,000	224,655
BPCE SA FRS Senior Notes 3.57% (3 ML+1.24%) due 09/12/2023*	250,000	249,547
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	250,038
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	199,942
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	61,883

		1,100,636

Building Societies — 0.1%
Nationwide Building Society Senior Notes 4.36% due 08/01/2024*	200,000	198,361

Cable/Satellite TV — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	225,000	225,562

Chemicals-Diversified — 0.1%
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	191,000

Diversified Banking Institutions — 0.6%
Barclays PLC Senior Notes 4.34% due 01/10/2028	200,000	185,948
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	237,528
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	314,489
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	274,113
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	248,617
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	285,000	273,037

		1,533,732

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	200,000	175,966

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	231,322

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.50% due 09/21/2028*	200,000	193,369
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	51,186

		244,555

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	200,000	168,069

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	50,000	49,750

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	177,120

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	246,230

Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	157,369
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	99,053
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	100,000	90,622

		347,044

Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	73,756

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	33,775

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	145,000	134,355
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	80,076
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	55,000	51,849
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	15,975
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	48,000	51,264
KazMunayGas National Co. Senior Notes 5.75% due 04/19/2047*	200,000	190,880
Pertamina Persero PT Senior Notes 6.50% due 11/07/2048*	200,000	196,122
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025	220,000	198,396
Petroleos Mexicanos FRS Company Guar. Notes 5.98% (3 ML+3.65%) due 03/11/2022	169,000	175,337
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	265,000	227,449
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	88,000	78,203
Total Capital Canada, Ltd. Company Guar. Notes 2.75% due 07/15/2023	445,000	429,144

		1,829,050

Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC Senior Sec. Notes 4.60% due 11/02/2047*	200,000	189,088
TransCanada PipeLines, Ltd. Senior Notes 4.25% due 05/15/2028	225,000	220,297

		409,385

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 3.13% due 12/14/2023	440,000	439,386

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	93,904

Total Foreign Corporate Bonds & Notes (cost $8,133,471)		7,828,003

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Bank — 0.0%
2.79% due 08/10/2038	130,000	106,353

Federal Home Loan Mtg. Corp. — 2.0%
2.50% due 06/01/2028	203,744	197,589
3.00% due 09/01/2030	124,913	122,492
3.00% due 08/01/2043	121,851	116,276
3.00% due 09/01/2046	44,266	42,226
3.50% due 05/01/2042	88,198	86,096
3.50% due 08/01/2042	32,148	31,580
3.50% due 08/01/2044	505,191	496,273
3.50% due 09/01/2044	53,622	52,844
3.50% due 01/01/2045	195,654	192,155
3.50% due 05/01/2045	123,439	121,299
3.50% due 07/01/2045	129,563	127,197
3.50% due 01/01/2046	297,017	290,180
3.50% due 08/01/2046	162,390	159,518
3.50% due 11/01/2047	477,269	464,897
4.00% due 06/01/2045	178,916	180,082
4.00% due 05/01/2048	621,975	622,387
4.00% due 06/01/2048	589,407	592,313
4.50% due 10/01/2019	2,702	2,744
5.00% due 03/01/2019	290	291
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.80% due 12/25/2049*(3)(4)	65,000	61,176
Series 2015-K51, Class C 3.95% due 10/25/2048*(3)(4)	115,000	108,433

Series 2018-K74, Class B 4.09% due 02/25/2051*(3)(4)	65,000	62,755
Series 2012-K18, Class B 4.26% due 01/25/2045*(3)(4)	220,000	223,403
Series 2011-K12, Class B 4.34% due 01/25/2046*(3)(4)	130,000	132,283
Series 2011-K16, Class B 4.60% due 11/25/2046*(3)(4)	255,000	261,225
Series 2011-K10, Class B 4.62% due 11/25/2049*(3)(4)	285,000	290,783
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	35,812	2,921
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	223,491	21,105
Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	284,915	27,170
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	125,282	10,837

		5,100,530

Federal National Mtg. Assoc. — 5.8%
1.88% due 09/24/2026	815,000	734,570
2.50% due 05/01/2030	223,291	215,439
2.50% due 09/01/2031	559,072	535,412
2.50% due 11/01/2031	196,946	188,610
3.00% due 05/01/2043	262,668	250,676
3.00% due 09/01/2043	1,252,938	1,195,464
3.00% due 12/01/2043	440,982	420,842
3.00% due 12/01/2045	1,145,485	1,090,217
3.06% due 09/01/2029	147,000	136,819
3.10% due 01/01/2026	230,000	222,982
3.50% due 04/01/2027	261,450	261,356
3.50% due 01/01/2030	367,458	368,000
3.50% due 06/01/2042	159,691	156,860
3.50% due 08/01/2042	60,988	59,907
3.50% due 09/01/2042	29,711	29,184
3.50% due 12/01/2042	266,702	261,988
3.50% due 07/01/2043	84,811	83,544
3.50% due 08/01/2044	443,503	433,579
3.50% due 01/01/2045	362,131	355,721
3.50% due 08/01/2045	426,958	417,402
3.50% due 11/01/2045	236,585	231,289
3.50% due 01/01/2046	456,812	448,691
3.50% due 05/01/2046	449,581	442,017
3.50% due 06/01/2046	143,504	141,078
3.50% due 01/01/2047	133,018	130,638
3.50% due 07/01/2047	401,551	394,437
3.50% due 10/01/2056	171,492	166,519
4.00% due 12/01/2041	207,811	209,390
4.00% due 03/01/2042	805,024	811,122
4.00% due 12/01/2042	115,867	116,744
4.00% due 02/01/2043	42,237	42,557
4.00% due 03/01/2044	66,193	66,695
4.00% due 06/01/2044	740,282	746,362
4.00% due 04/01/2046	13,395	13,503
4.00% due 03/01/2047	412,493	415,294
4.00% due 10/01/2048	418,376	418,706
4.50% due 04/01/2041	787,621	815,866
4.50% due 09/01/2041	135,254	140,126
4.50% due 10/01/2042	123,241	127,667
4.50% due 06/01/2044	473,871	491,280
5.00% due 06/01/2019	1,487	1,532
5.00% due 08/01/2035	60,262	63,715
5.00% due 09/01/2041	122,205	128,773
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	99,974	8,465
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	91,274	7,520
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	175,865	18,330
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	368,545	366,376
Series 2017-49, Classs JA 4.00% due 07/25/2053(2)	349,807	356,563
Series 2010-116, Class BI 5.00% due 08/25/2020(2)(5)	8,381	129
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 3.72% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	318,697	54,686
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00% due 07/25/2030(2)(5)	181,531	22,029

		14,816,671

Government National Mtg. Assoc. — 2.2%
4.00% due 07/20/2047	1,031,547	1,039,530
4.00% due 09/20/2047	60,764	61,197
4.50% due 05/15/2039	30,310	31,375
4.50% due 07/20/2040	15,572	16,202
4.50% due 10/20/2040	96,662	100,575
4.50% due 08/20/2045	65,919	68,543
4.50% due 05/20/2048	137,594	141,272
4.50% due 08/20/2048	1,612,776	1,656,059
4.50% due 10/20/2048	680,000	698,458
5.00% due 05/20/2048	593,837	617,879
5.00% due 07/20/2048	939,335	980,304
5.50% due 01/15/2034	53,827	57,226
7.50% due 01/15/2032	26,989	31,154
Government National Mtg. Assoc. REMIC FRS Series 2005-C, Class M1 3.92% (6.20%-1 ML) due 10/20/2045(2)(5)(6)	317,894	56,742

		5,556,516

Total U.S. Government Agencies (cost $26,465,697)		25,580,070

U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 1.5%
2.25% due 08/15/2046	953,000	755,066
2.75% due 11/15/2047	446,500	392,571
3.00% due 05/15/2045	470,000	437,100
3.00% due 02/15/2047	590,000	546,926

3.00% due 02/15/2048	260,500	240,891
3.13% due 05/15/2048	170,000	161,221
4.50% due 02/15/2036	1,040,000	1,210,991

		3,744,766

United States Treasury Notes — 3.9%
0.13% due 04/15/2019 TIPS(8)	936,172	928,066
0.13% due 01/15/2023 TIPS(8)	3,167,844	3,049,861
1.13% due 01/31/2019(7)	3,810,000	3,798,837
2.88% due 09/30/2023	55,000	54,714
2.88% due 10/31/2023	545,000	542,169
2.88% due 05/15/2028	855,000	835,429
2.88% due 08/15/2028	921,000	899,162

		10,108,238

Total U.S. Government Treasuries (cost $14,183,845)		13,853,004

MUNICIPAL BONDS & NOTES — 0.2%
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	271,087
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	118,405
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	163,302

Total Municipal Bonds & Notes (cost $517,880)		552,794

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	295,000	287,334

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	205,800

Total Foreign Government Obligations (cost $494,506)		493,134

Total Long-Term Investment Securities (cost $235,321,424)		229,027,487

SHORT-TERM INVESTMENT SECURITIES — 9.1%
Registered Investment Companies — 8.8%
JPMorgan Prime Money Market Fund, Class IM 2.45%(9)	22,666,512	22,671,046

U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.03% due 11/23/2018(7)	190,000	189,750
2.17% due 12/20/2018	500,000	498,537

		688,287

Total Short-Term Investment Securities (cost $23,360,215)		23,359,333

TOTAL INVESTMENTS (cost $258,681,639)	98.4%	252,386,820
Other assets less liabilities	1.6	4,113,943

NET ASSETS	100.0%	$256,500,763

#	Effective May 1, 2018 the Portfolio’s name changed to SA JPMorgan Diversified Balanced Portfolio.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $18,226,212 representing 7.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2018.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of October 31, 2018.
(10)	Illiquid Security. At October 31, 2018, the aggregate value of these securities was $241,176 representing 0.1% of net assets
(11)	Securities classified as Level 3 (see Note 1).

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Services

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
82	Long	Australian 10 Year Bonds	December 2018	$7,540,834	$7,514,775	$(26,059)
15	Long	Euro Stoxx 50 Index	December 2018	566,196	542,142	(24,054)
259	Long	E-Mini Russell 2000 Index	December 2018	22,388,486	19,579,105	(2,809,381)
4	Long	FTSE 100 Index	December 2018	370,868	363,198	(7,670)
224	Long	MSCI Emerging Market Index	December 2018	11,160,414	10,715,040	(445,374)
69	Long	S&P 500 E-Mini Index	December 2018	9,931,548	9,353,295	(578,253)
2	Long	TOPIX Index	December 2018	305,637	289,706	(15,931)
43	Long	U.S. Treasury 2 Year Notes	December 2018	9,080,213	9,058,219	(21,994)
5	Long	U.S. Treasury 5 Year Notes	December 2018	567,831	561,914	(5,917)
59	Long	U.S. Treasury 10 Year Notes	December 2018	7,069,348	6,987,812	(81,536)
58	Long	U.S. Treasury Ultra Bonds	December 2018	9,035,099	8,654,688	(380,411)
79	Short	Canada 10 Year Bonds	December 2018	7,989,350	7,930,305	59,045
43	Short	Euro-Bund	December 2018	7,776,622	7,805,297	(28,675)
173	Short	Euro Stoxx 50 Index	December 2018	6,520,179	6,252,700	267,479
24	Short	U.S. Treasury Long Bonds	December 2018	3,397,431	3,315,000	82,431
53	Short	U.S. Treasury 10 Year Ultra Notes	December 2018	6,790,587	6,630,797	159,790

						$(3,856,510)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$76,482,337	$41,881,504	**	$—	$118,363,841
Registered Investment Companies	24,855,508	—		—	24,855,508
Rights	1,661	—		—	1,661
Preferred Securities/Capital Securities	—	572,682		—	572,682
Asset Backed Securities:
Diversified Financial Services	—	14,448,179		107,441	14,555,620
U.S. Corporate Bonds & Notes	—	22,371,170		—	22,371,170
Foreign Corporate Bonds & Notes	—	7,828,003		—	7,828,003
U.S. Government Agencies	—	25,580,070		—	25,580,070
U.S. Government Treasuries	—	13,853,004		—	13,853,004
Municipal Bonds & Notes	—	552,794		—	552,794
Foreign Government Obligations	—	493,134		—	493,134
Short-Term Investment Securities:
Registered Investment Companies	22,671,046	—		—	22,671,046
U.S. Government Treasuries	—	688,287		—	688,287

Total Investments at Value	$124,010,552	$128,268,827		$107,441	$252,386,820

Other Financial Instruments:+
Futures Contracts	$301,266	$267,479	**	$—	$568,745

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$4,377,600	$47,655	**	$—	$4,425,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity/index futures and securities that have been faired valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 95.3%
Brazil — 9.5%
B3 SA - Brasil Bolsa Balcao	228,650	$1,630,625
Banco do Brasil SA	239,088	2,746,477
Banco Santander Brasil SA	203,530	2,307,931
Cia Brasileira de Distribuicao (Preference Shares)	38,160	802,062
Estacio Participacoes SA	306,740	1,906,462
IRB Brasil Resseguros SA	63,981	1,245,751
Itau Unibanco Holding SA ADR	275,904	3,633,656
Kroton Educacional SA	423,995	1,301,094
Metalurgica Gerdau SA (Preference Shares)	607,630	1,296,408
MRV Engenharia e Participacoes SA	375,146	1,274,176
Vale SA ADR	314,360	4,746,836

		22,891,478

Cayman Islands — 13.9%
Alibaba Group Holding, Ltd. ADR†	49,182	6,997,615
ANTA Sports Products, Ltd.	191,000	782,825
Baidu, Inc. ADR†	24,650	4,684,979
China Conch Venture Holdings, Ltd.	380,000	1,068,664
China Maple Leaf Educational Systems, Ltd.	892,000	383,247
China Resources Cement Holdings, Ltd.	1,184,000	1,039,493
Country Garden Holdings Co., Ltd.	1,374,000	1,462,870
Geely Automobile Holdings, Ltd.	518,000	999,389
Nexteer Automotive Group, Ltd.	349,000	491,922
Tencent Holdings, Ltd.	357,900	12,131,039
Tingyi Cayman Islands Holding Corp.	352,000	523,027
Uni-President China Holdings, Ltd.	781,000	755,958
Want Want China Holdings, Ltd.	1,592,000	1,134,926
Zhen Ding Technology Holding, Ltd.	342,000	785,579
Zhongsheng Group Holdings, Ltd.	251,500	456,175

		33,697,708

China — 16.3%
Anhui Conch Cement Co., Ltd.	430,000	2,210,960
Anhui Jinhe Industrial Co., Ltd., Class A	85,100	180,293
Anhui Kouzi Distillery Co., Ltd., Class A	37,200	173,122
Bank of Nanjing Co., Ltd., Class A	228,800	241,153
Baoshan Iron & Steel Co., Ltd., Class A	660,500	723,867
BOE Technology Group Co., Ltd., Class A	1,544,700	611,820
China Construction Bank Corp.	7,718,000	6,103,584
China Merchants Bank Co., Ltd.	832,000	3,192,579
China Railway Construction Corp., Ltd.	963,000	1,223,052
China Railway Group, Ltd., Class H	1,340,000	1,200,916
China Shenhua Energy Co., Ltd.	542,500	1,224,747
China Vanke Co., Ltd.	762,200	2,336,979
Chongqing Department Store Co., Ltd., Class A	53,393	207,875
Daqin Railway Co., Ltd., Class A	198,000	229,311
Grandblue Environment Co., Ltd., Class A	118,900	213,821
Gree Electric Appliances, Inc. of Zhuhai, Class A†	41,600	228,967
Huayu Automotive Systems Co., Ltd., Class A	68,600	172,113
Industrial & Commercial Bank of China, Ltd.	7,050,000	4,752,017
PetroChina Co., Ltd.	3,164,000	2,302,135
Ping An Insurance Group Co. of China, Ltd.	537,500	5,086,880
Postal Savings Bank of China Co., Ltd.*	2,344,000	1,395,424
Sany Heavy Industry Co., Ltd., Class A	199,000	225,143
Shanghai International Airport Co., Ltd., Class A	30,000	213,791
Shenzhen Expressway Co., Ltd.	792,000	729,991
Shenzhen Fuanna Bedding and Furnishing Co., Ltd., Class A	58	62
Sinopec Shanghai Petrochemical Co., Ltd. Class A	902,800	683,148
Wangfujing Group Co., Ltd., Class A	90,000	181,521
Weichai Power Co., Ltd.	834,000	835,421
Weifu High-Technology Group Co., Ltd., Class A	79,500	203,450
Wuliangye Yibin Co., Ltd., Class A	25,700	177,265
XCMG Construction Machinery Co., Ltd., Class A	435,200	207,023
Yanzhou Coal Mining Co., Ltd.	792,000	746,822
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	116,400	397,976
Zijin Mining Group Co., Ltd., Class H	1,994,000	746,260

		39,359,488

Cyprus — 0.2%
Ros Agro PLC GDR	43,736	440,859

Hong Kong — 0.2%
Sinotruk Hong Kong, Ltd.	310,500	449,510

Hungary — 1.7%
MOL Hungarian Oil & Gas PLC	111,549	1,167,243
OTP Bank PLC	78,963	2,833,335

		4,000,578

India — 4.3%
HDFC Bank, Ltd. ADR	49,950	4,441,055
Infosys, Ltd. ADR	503,460	4,767,766
Reliance Industries, Ltd. GDR*	42,419	1,211,062

		10,419,883

Indonesia — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	8,515,900	1,767,948
Tambang Batubara Bukit Asam Persero Tbk PT	1,884,100	527,675

		2,295,623

Korea, Democratic Peoples Republic — 0.5%
Samsung SDS Co., Ltd.	6,850	1,163,657

Malaysia — 0.3%
AirAsia Bhd†	229,800	144,299
CIMB Group Holdings Bhd	439,200	600,913

		745,212

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	667,076	1,705,681

Poland — 0.8%
Polski Koncern Naftowy Orlen SA	80,689	1,939,455

Russia — 7.4%
Alrosa PJSC	1,265,013	1,909,990
Lukoil PJSC ADR	54,520	4,069,373
Magnitogorsk Iron & Steel Works PJSC†	669,106	485,523
MMC Norilsk Nickel PJSC ADR	145,613	2,409,895
Novatek PJSC GDR	5,500	932,250
Novolipetsk Steel GDR	25,930	626,469
RusHydro PJSC	47,264,590	392,532
Sberbank of Russia PJSC ADR	300,037	3,507,433
Severstal PJSC GDR	47,212	732,258
Surgutneftegas OJSC (Preference Shares)	1,347,340	777,740
Tatneft PJSC ADR	27,383	1,944,193

		17,787,656

South Africa — 2.8%
AngloGold Ashanti, Ltd.	24,010	229,950
Mondi, Ltd.	28,090	670,732
Nedbank Group, Ltd.	105,040	1,768,018
Sasol, Ltd.	94,640	3,101,391
SPAR Group, Ltd.	78,576	934,309

		6,704,400

South Korea — 13.3%
Daelim Industrial Co., Ltd.	7,220	482,812
GS Engineering & Construction Corp.	13,650	498,252
Hana Financial Group, Inc.	77,677	2,619,399
Hyundai Marine & Fire Insurance Co., Ltd.	20,526	751,723
Industrial Bank of Korea	143,960	1,882,682
KT&G Corp.	36,730	3,289,279
LG Corp.	17,930	1,046,432
LG Uplus Corp.	82,110	1,161,561
Samsung Electro-Mechanics Co., Ltd.	10,430	1,088,918
Samsung Electronics Co., Ltd.	343,860	12,860,235
Shinhan Financial Group Co., Ltd.	84,131	3,126,886
SK Holdings Co Ltd	3,160	727,918
SK Telecom Co., Ltd.	4,550	1,069,489
Woori Bank	118,130	1,637,928

		32,243,514

Taiwan — 14.5%
AU Optronics Corp.	2,991,000	1,186,813
Catcher Technology Co., Ltd.	218,000	2,217,265
Chilisin Electronics Corp.	102,559	250,128
Chipbond Technology Corp.	273,000	505,357
CTBC Financial Holding Co., Ltd.	4,371,000	2,926,529
E.Sun Financial Holding Co., Ltd.	1,057,000	698,346
Far Eastern New Century Corp.	1,048,000	1,058,937
FLEXium Interconnect, Inc.	247,963	618,325
Fubon Financial Holding Co., Ltd.	1,877,000	2,947,605
Globalwafers Co., Ltd.	125,000	980,926
Largan Precision Co., Ltd.	5,000	542,898
Micro-Star International Co., Ltd.	253,000	555,032
Novatek Microelectronics Corp.	276,000	1,225,415
President Chain Store Corp.	168,000	1,899,074
Sino-American Silicon Products, Inc.	504,000	949,962
Taiwan Cement Corp.	868,100	978,912
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	317,401	12,092,978
Uni-President Enterprises Corp.	733,000	1,779,734
Yageo Corp.	48,915	506,738
Yuanta Financial Holding Co., Ltd.	2,509,000	1,219,804

		35,140,778

Thailand — 4.7%
Indorama Ventures PCL†	321,600	526,299
Kiatnakin Bank PCL	228,700	491,550
Krung Thai Bank PCL	148,000	89,737
Krung Thai Bank PCL NVDR	2,455,700	1,491,828
Land & Houses PCL	2,236,500	694,900
PTT Exploration & Production PCL	284,200	1,195,955
PTT Global Chemical PCL	948,200	2,202,455
PTT PCL NVDR	2,354,700	3,638,526
Quality Houses PCL	4,832,100	457,701
Tisco Financial Group PCL	204,600	486,041

		11,274,992

Turkey — 1.9%
Eregli Demir ve Celik Fabrikalari TAS	572,994	930,751
Ford Otomotiv Sanayi AS	44,000	472,010
KOC Holding AS	301,510	841,783
Petkim Petrokimya Holding AS	759,870	693,650
Tekfen Holding AS	182,062	692,670
Turk Hava Yollari AO†	399,160	1,007,644

		4,638,508

United Kingdom — 0.3%
Antofagasta PLC	81,400	815,635

United States — 1.1%
Cognizant Technology Solutions Corp., Class A	37,860	2,613,476

Total Common Stocks (cost $222,415,452)		230,328,091

REGISTERED INVESTMENT COMPANIES — 0.2%
JPMorgan Indian Investment Trust PLC† (cost $652,818)	72,858	558,442

TOTAL INVESTMENTS — (cost $223,068,270)	95.5%	230,886,533
Other assets less liabilities	4.5	10,865,078

NET ASSETS —	100.0%	$241,751,611

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $3,004,462 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Industry Allocation*

Banks-Commercial	16.4%
Diversified Financial Services	5.8
Oil Companies-Integrated	5.7
Semiconductor Components-Integrated Circuits	5.7
Electronic Components-Semiconductors	5.7
Internet Application Software	5.0
Computer Services	3.9
E-Commerce/Products	2.9
Chemicals-Diversified	2.6
Metal-Iron	2.3
Insurance-Multi-line	2.1
Web Portals/ISP	1.9
Building Products-Cement	1.7
Steel-Producers	1.7
Real Estate Operations & Development	1.6
Schools	1.6
Electronic Components-Misc.	1.4
Tobacco	1.4
Oil Refining & Marketing	1.3
Food-Misc./Diversified	1.2
Building-Heavy Construction	1.2
Coal	1.0
Building-Residential/Commercial	1.0
Metal-Diversified	1.0
Cellular Telecom	0.9
Metal Processors & Fabrication	0.9
Oil Companies-Exploration & Production	0.9
Diamonds/Precious Stones	0.8
Retail-Convenience Store	0.8
Banks-Special Purpose	0.8
Food-Retail	0.7
Retail-Hypermarkets	0.7
Diversified Banking Institutions	0.7
Finance-Other Services	0.7
Diversified Operations	0.6
Auto-Cars/Light Trucks	0.6
Circuit Boards	0.6
Banks-Money Center	0.6
Insurance-Reinsurance	0.5
Airlines	0.5
Food-Confectionery	0.5
Diversified Operations/Commercial Services	0.5
Textile-Products	0.5
Distribution/Wholesale	0.4
Semiconductor Equipment	0.4
Gold Mining	0.4
Auto/Truck Parts & Equipment-Original	0.4
Auto/Truck Parts & Equipment-Replacement	0.3
Metal-Copper	0.3
Retail-Apparel/Shoe	0.3
Insurance-Property/Casualty	0.3
Public Thoroughfares	0.3
Petrochemicals	0.3
Paper & Related Products	0.3
Computers-Periphery Equipment	0.2
Registered Investment Companies	0.2
Photo Equipment & Supplies	0.2
Chemicals-Fibers	0.2
Food-Flour & Grain	0.2
Building & Construction-Misc.	0.2
Retail-Automobile	0.2
Auto-Heavy Duty Trucks	0.2
Machinery-Construction & Mining	0.2
Electric-Integrated	0.2
Beverages-Wine/Spirits	0.2
Medical-Drugs	0.1
Transport-Rail	0.1
Appliances	0.1
Electric-Distribution	0.1
Airport Development/Maintenance	0.1
Retail-Regional Department Stores	0.1
Retail-Major Department Stores	0.1

95.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$14,221,871	$3,565,785		$—	$17,787,656
Other Countries	67,991,587	144,548,848	**	—	212,540,435
Registered Investment Companies	—	558,442	**	—	558,442

Total Investments at Vaule	$82,213,458	$148,673,075		$—	$230,886,533

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.7%
Aerospace/Defense — 1.6%
General Dynamics Corp.	96,830	$16,710,921

Apparel Manufacturers — 0.4%
VF Corp.	54,144	4,487,455

Applications Software — 2.5%
Microsoft Corp.	246,701	26,350,134

Banks-Commercial — 2.1%
BB&T Corp.	223,804	11,002,204
Cullen/Frost Bankers, Inc.	62,353	6,105,606
M&T Bank Corp.	28,487	4,712,035

		21,819,845

Banks-Fiduciary — 0.8%
Northern Trust Corp.	84,632	7,961,332

Banks-Super Regional — 5.4%
Capital One Financial Corp.	95,956	8,568,871
PNC Financial Services Group, Inc.	169,083	21,725,475
US Bancorp	225,153	11,768,747
Wells Fargo & Co.	276,647	14,725,920

		56,789,013

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	186,564	8,932,684
PepsiCo, Inc.	83,780	9,415,197

		18,347,881

Brewery — 0.3%
Molson Coors Brewing Co., Class B	42,462	2,717,568

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	511,172	19,496,100

Chemicals-Diversified — 2.7%
DowDuPont, Inc.	255,820	13,793,814
PPG Industries, Inc.	139,227	14,631,366

		28,425,180

Coatings/Paint — 0.4%
RPM International, Inc.	74,776	4,574,048

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	52,190	7,519,535

Computer Services — 0.7%
Accenture PLC, Class A	46,175	7,278,104

Computers — 1.7%
Apple, Inc.	81,720	17,885,239

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	101,069	8,962,799

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	98,133	10,215,645

Diversified Banking Institutions — 2.9%
Bank of America Corp.	1,127,948	31,018,570

Diversified Manufacturing Operations — 2.8%
3M Co.	51,302	9,760,718
Illinois Tool Works, Inc.	118,423	15,107,222
Parker-Hannifin Corp.	28,233	4,280,970

		29,148,910

Electric-Integrated — 4.0%
CMS Energy Corp.	175,772	8,704,229
DTE Energy Co.	15,528	1,745,347
NextEra Energy, Inc.	81,623	14,079,968
Public Service Enterprise Group, Inc.	124,873	6,671,964
Xcel Energy, Inc.	212,469	10,413,106

		41,614,614

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	186,139	17,279,283

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	100	2,112

Finance-Credit Card — 0.7%
Discover Financial Services	111,625	7,776,914

Finance-Other Services — 2.6%
CME Group, Inc.	149,011	27,304,776

Food-Misc./Diversified — 1.8%
Kraft Heinz Co.	110,486	6,073,416
Mondelez International, Inc., Class A	304,093	12,765,824

		18,839,240

Gas-Distribution — 0.8%
NiSource, Inc.	313,173	7,942,067

Hotels/Motels — 0.4%
Wyndham Hotels & Resorts, Inc.	79,552	3,921,118

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	106,086	16,374,374

Instruments-Controls — 0.7%
Honeywell International, Inc.	48,278	6,991,620

Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	101,313	7,498,175
Marsh & McLennan Cos., Inc.	26,309	2,229,688

		9,727,863

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	128,230	12,025,409

Insurance-Multi-line — 3.5%
Chubb, Ltd.	73,450	9,174,639
Cincinnati Financial Corp.	31,106	2,446,176
Hartford Financial Services Group, Inc.	307,096	13,948,300
MetLife, Inc.	264,983	10,914,650

		36,483,765

Insurance-Property/Casualty — 2.2%
Progressive Corp.	80,998	5,645,560
Travelers Cos., Inc.	141,498	17,705,645

		23,351,205

Investment Management/Advisor Services — 3.0%
BlackRock, Inc.	47,228	19,430,544
T. Rowe Price Group, Inc.	121,103	11,745,780

		31,176,324

Machinery-Material Handling — 1.6%
Dover Corp.	206,082	17,071,833

Medical Instruments — 1.0%
Medtronic PLC	114,606	10,293,911

Medical Products — 1.8%
Abbott Laboratories	92,493	6,376,467
Becton Dickinson and Co.	52,415	12,081,658

		18,458,125

Medical-Biomedical/Gene — 0.8%
Gilead Sciences, Inc.	120,940	8,245,689

Medical-Drugs — 9.7%
Bristol-Myers Squibb Co.	230,214	11,635,015
Eli Lilly & Co.	162,723	17,645,682
Johnson & Johnson	166,425	23,297,836
Merck & Co., Inc.	402,554	29,632,000
Pfizer, Inc.	466,493	20,087,189

		102,297,722

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	152,396	11,076,141

Oil Companies-Exploration & Production — 4.1%
ConocoPhillips	351,738	24,586,486
Occidental Petroleum Corp.	281,776	18,898,717

		43,485,203

Oil Companies-Integrated — 3.8%
Chevron Corp.	299,573	33,447,326
Exxon Mobil Corp.	84,858	6,761,485

		40,208,811

Oil Refining & Marketing — 0.5%
Valero Energy Corp.	59,408	5,411,475

Oil-Field Services — 0.3%
Schlumberger, Ltd.	64,733	3,321,450

Pharmacy Services — 1.0%
CVS Health Corp.	149,582	10,828,241

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	21,340	2,608,388
AvalonBay Communities, Inc.	58,133	10,195,366
Boston Properties, Inc.	39,540	4,774,850
Simon Property Group, Inc.	53,841	9,880,900
Vornado Realty Trust	80,070	5,451,166

		32,910,670

Retail-Auto Parts — 0.8%
Genuine Parts Co.	82,879	8,115,512

Retail-Building Products — 1.8%
Home Depot, Inc.	109,074	19,183,935

Retail-Discount — 0.7%
Target Corp.	90,173	7,541,168

Retail-Jewelry — 0.2%
Tiffany & Co.	15,500	1,725,150

Retail-Restaurants — 2.3%
McDonald’s Corp.	96,923	17,145,679
Starbucks Corp.	113,678	6,624,017

		23,769,696

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	179,067	14,989,699

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	304,294	17,372,144

Tobacco — 2.9%
Altria Group, Inc.	259,151	16,855,181
Philip Morris International, Inc.	150,385	13,244,407

		30,099,588

Tools-Hand Held — 1.2%
Snap-on, Inc.	13,056	2,009,840
Stanley Black & Decker, Inc.	93,467	10,890,775

		12,900,615

Toys — 0.7%
Hasbro, Inc.	83,091	7,620,276

Transport-Rail — 1.0%
Norfolk Southern Corp.	63,751	10,699,330

TOTAL INVESTMENTS (cost $841,098,150)	98.7%	1,038,145,347
Other assets less liabilities	1.3	13,837,899

NET ASSETS	100.0%	$1,051,983,246

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,038,145,347	$—	$—	$1,038,145,347

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Australia — 4.5%
BHP Billiton, Ltd.	72,896	$1,686,845
BlueScope Steel, Ltd.	141,977	1,455,069
Macquarie Group, Ltd.	6,812	567,033
Nine Entertainment Co. Holdings, Ltd.	1,290,586	1,547,112
Northern Star Resources, Ltd.	374,766	2,342,421
Qantas Airways, Ltd.	870,808	3,382,735
South32, Ltd.	1,423,233	3,641,231
St. Barbara, Ltd.	1,078,147	3,177,617
Whitehaven Coal, Ltd.	970,768	3,342,978

		21,143,041

Bermuda — 0.3%
Bank of N.T. Butterfield & Son, Ltd.	24,734	996,533
Kerry Properties, Ltd.	116,000	366,053

		1,362,586

British Virgin Islands — 0.4%
Michael Kors Holdings, Ltd.†	31,452	1,742,755

Canada — 3.9%
Canadian Imperial Bank of Commerce	48,049	4,149,197
Constellation Software, Inc.	2,170	1,493,442
Genworth MI Canada, Inc.	17,122	561,997
Interfor Corp.†	30,313	335,263
Magna International, Inc.	8,920	439,139
National Bank of Canada	11,253	510,828
Norbord, Inc.	16,792	428,203
Quebecor, Inc., Class B	47,752	936,577
Royal Bank of Canada	69,873	5,091,130
Sun Life Financial, Inc.	11,402	417,555
TFI International, Inc.	51,469	1,712,831
Toronto-Dominion Bank	28,320	1,571,051
Tricon Capital Group, Inc.	58,900	467,997

		18,115,210

Cayman Islands — 0.4%
Herbalife Nutrition, Ltd.†	34,132	1,817,870

Denmark — 0.5%
Royal Unibrew A/S	9,183	651,396
Topdanmark A/S	37,133	1,766,576

		2,417,972

Faroe Islands — 0.1%
Bakkafrost P/F	9,300	521,749

Finland — 1.4%
Metsa Board OYJ	53,807	471,209
Neste Oyj	6,839	563,488
Stora Enso Oyj, Class R	125,380	1,888,340
UPM-Kymmene Oyj	111,860	3,597,500

		6,520,537

France — 0.4%
Arkema SA	4,095	428,803
Dassault Aviation SA	270	447,935
Peugeot SA	18,787	445,707
Rothschild & Co.	18,116	723,167

		2,045,612

Germany — 2.0%
Allianz SE	22,079	4,610,453
Covestro AG*	42,301	2,735,072
Evonik Industries AG	46,817	1,451,802
HOCHTIEF AG	3,131	464,708
Siltronic AG	3,509	322,256

		9,584,291

Hong Kong — 0.4%
Hang Seng Bank, Ltd.	70,600	1,649,088

Ireland — 0.7%
Horizon Pharma PLC†	100,873	1,836,897
Seagate Technology PLC	37,472	1,507,499

		3,344,396

Italy — 0.6%
Eni SpA	26,917	478,740
ERG SpA	113,918	2,127,613

		2,606,353

Japan — 8.8%
Asahi Kasei Corp.	41,400	495,869
Astellas Pharma, Inc.	140,100	2,161,186
Hitachi, Ltd.	13,000	397,042
ITOCHU Corp.	127,900	2,365,582
Kansai Electric Power Co., Inc.	145,700	2,240,377
KDDI Corp.	18,800	467,819
KH Neochem Co., Ltd.	15,500	437,725
Kirin Holdings Co., Ltd.	101,600	2,422,705
Marubeni Corp.	270,900	2,189,221
Mitsubishi Corp.	72,400	2,032,185
Mitsui & Co., Ltd.	136,500	2,293,901
Nippon Telegraph & Telephone Corp.	11,400	478,764
Nomura Real Estate Holdings, Inc.	7,800	145,942
NTT DOCOMO, Inc.	93,900	2,361,176
Oji Holdings Corp.	83,000	589,395
Open House Co., Ltd.	36,100	1,429,725
ORIX Corp.	121,800	1,980,098
Sankyu, Inc.	43,500	2,051,553
SBI Holdings, Inc.	20,900	545,153
Ship Healthcare Holdings, Inc.	40,400	1,458,476
Showa Shell Sekiyu KK	35,700	686,424
Sony Corp.	55,600	2,992,398
Sumitomo Corp.	136,300	2,061,299
Sumitomo Mitsui Financial Group, Inc.	25,900	1,006,194
Suzuki Motor Corp.	41,200	2,055,604
Taisei Corp.	47,400	2,022,942
Tokuyama Corp.	49,400	1,103,468
Toyota Motor Corp.	8,200	480,142
TS Tech Co., Ltd.	18,000	515,912

		41,468,277

Netherlands — 3.2%
ASR Nederland NV	96,023	4,366,013
Euronext NV*	28,955	1,784,958
Fiat Chrysler Automobiles NV†	93,501	1,417,702
Flow Traders*	94,529	3,012,850
Koninklijke Ahold Delhaize NV	182,499	4,181,008
Wolters Kluwer NV	8,133	461,788

		15,224,319

Norway — 2.1%
Austevoll Seafood ASA	162,203	2,602,189
Salmar ASA	83,910	4,418,386
Telenor ASA	164,653	3,015,622

		10,036,197

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	11,975	448,338
Endesa SA	178,888	3,743,043
International Consolidated Airlines Group SA	439,591	3,391,021
Repsol SA	196,958	3,528,414

		11,110,816

Sweden — 1.4%
Sandvik AB	141,045	2,230,620
Swedish Match AB	82,748	4,218,329

		6,448,949

Switzerland — 2.5%
Galenica AG*	33,618	1,802,311
Georg Fischer AG	395	366,459
Novartis AG	43,011	3,755,987
Roche Holding AG	23,500	5,702,231

		11,626,988

United Kingdom — 4.1%
3i Group PLC	41,760	468,231
Anglo American PLC	23,950	512,209
Berkeley Group Holdings PLC	68,802	3,076,452
Bovis Homes Group PLC	35,249	436,254
British Land Co. PLC	89,757	678,721
Computacenter PLC	27,691	388,642
GlaxoSmithKline PLC	150,505	2,910,304
Howden Joinery Group PLC	84,457	506,261
Legal & General Group PLC	1,068,789	3,432,856
National Express Group PLC	96,434	493,181
Next PLC	53,340	3,547,081
Pearson PLC	183,244	2,102,036
Rio Tinto PLC	10,626	516,903

		19,069,131

United States — 59.0%
AbbVie, Inc.	61,659	4,800,153
Adobe Systems, Inc.†	14,517	3,567,698
AES Corp.	134,265	1,957,584
Allison Transmission Holdings, Inc.	88,230	3,889,178
Alphabet, Inc., Class C†	9,467	10,193,782
Amazon.com, Inc.†	5,015	8,014,020
AMC Networks, Inc., Class A†	61,782	3,619,190
American Eagle Outfitters, Inc.	21,633	498,857
Amgen, Inc.	30,727	5,923,858
Anthem, Inc.	10,029	2,763,692
Apple, Inc.	75,869	16,604,689
Applied Materials, Inc.	50,401	1,657,185
Arch Coal, Inc., Class A	13,312	1,276,621
Aspen Technology, Inc.†	4,340	368,423
Avis Budget Group, Inc.†	72,413	2,036,254
Axos Financial, Inc.†	12,651	384,084
Bank of America Corp.	206,979	5,691,922
Baxter International, Inc.	7,684	480,327
Best Buy Co., Inc.	29,695	2,083,401
Biogen, Inc.†	8,392	2,553,434
Boeing Co.	19,070	6,767,180
Broadridge Financial Solutions, Inc.	4,459	521,435
CACI International, Inc., Class A†	3,510	626,395
Celgene Corp.†	23,658	1,693,913
Chevron Corp.	53,951	6,023,629
Cisco Systems, Inc.	34,822	1,593,106
CIT Group, Inc.	47,289	2,240,553
Citigroup, Inc.†	72,158	4,723,463
Citrix Systems, Inc.	42,345	4,339,092
Columbia Sportswear Co.	7,095	640,537
Comerica, Inc.	33,626	2,742,537
ConocoPhillips	75,800	5,298,420
CoreLogic, Inc.†	82,718	3,360,005
Deckers Outdoor Corp.†	17,510	2,226,747
Dunkin’ Brands Group, Inc.	48,999	3,555,367
DXC Technology Co.	44,864	3,267,445
eBay, Inc.†	53,644	1,557,285
Elanco Animal Health, Inc.†	35,400	1,078,992
EOG Resources, Inc.	32,691	3,443,670
Express Scripts Holding Co.†	26,980	2,616,251
Exxon Mobil Corp.	6,506	518,398
F5 Networks, Inc.†	24,554	4,303,825
Facebook, Inc., Class A†	17,236	2,616,252
FirstCash, Inc.	5,700	458,280
Fortinet, Inc.†	8,515	699,763
FTI Consulting, Inc.†	44,741	3,092,050
Gilead Sciences, Inc.	64,661	4,408,587
Haemonetics Corp.†	5,464	570,824
Harris Corp.	27,630	4,108,857
HCA Healthcare, Inc.	22,813	3,046,220
Hilton Worldwide Holdings, Inc.	48,446	3,447,902
HollyFrontier Corp.	51,207	3,453,400
HP, Inc.	92,320	2,228,605
Humana, Inc.	15,572	4,989,425
Hyatt Hotels Corp., Class A	46,437	3,213,440
International Business Machines Corp.	19,907	2,297,865
Johnson & Johnson	4,376	612,596
KAR Auction Services, Inc.	10,081	574,012
KB Home	47,360	945,779
KLA-Tencor Corp.	4,978	455,686
Kohl’s Corp.	28,460	2,155,276
Lam Research Corp.	13,576	1,924,126
Lear Corp.	11,294	1,500,973
Life Storage, Inc.	5,500	517,880
Lincoln National Corp.	23,260	1,400,019
M&T Bank Corp.	2,609	431,555
Marathon Petroleum Corp.	62,851	4,427,853
Mastercard, Inc., Class A	11,327	2,239,008
MetLife, Inc.	17,987	740,885
Microsoft Corp.	88,412	9,443,286
Morgan Stanley	50,238	2,293,867
NetApp, Inc.	34,984	2,745,894
NRG Energy, Inc.	119,383	4,320,471
NVIDIA Corp.	8,372	1,765,069
O’Reilly Automotive, Inc.†	1,791	574,463
PBF Energy, Inc., Class A	12,393	518,647
Perspecta, Inc.	23,376	572,478
Pfizer, Inc.	44,217	1,903,984
Phillips 66	5,312	546,180
PulteGroup, Inc.	17,762	436,412
Regions Financial Corp.	222,575	3,777,098
Ryman Hospitality Properties, Inc.	5,744	445,677
S&P Global, Inc.	15,605	2,845,104
Sabre Corp.	20,145	496,574
Sirius XM Holdings, Inc.	623,964	3,756,263
Spirit AeroSystems Holdings, Inc., Class A	43,288	3,636,625
Steel Dynamics, Inc.	13,955	552,618
Tenet Healthcare Corp.†	42,440	1,091,981
Toll Brothers, Inc.	42,690	1,436,945
TRI Pointe Group, Inc.†	35,760	425,544
Ubiquiti Networks, Inc.	21,485	2,000,039
United Continental Holdings, Inc.†	6,194	529,649
United Rentals, Inc.†	12,393	1,488,027
United Therapeutics Corp.†	15,791	1,750,590
Urban Outfitters, Inc.†	43,600	1,720,456
Valero Energy Corp.	42,096	3,834,525
Varian Medical Systems, Inc.†	36,354	4,339,577

Visa, Inc., Class A	35,398	4,879,614
Vistra Energy Corp.†	195,748	4,429,777
VMware, Inc., Class A†	29,369	4,152,483
WellCare Health Plans, Inc.†	14,234	3,928,442
Western Union Co.	103,438	1,866,022

		276,564,096

Total Long-Term Investment Securities (cost $423,586,895)		464,420,233

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $3,774,044 collateralized by $3,195,000 of United States Treasury Notes, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $3,854,838 (cost $3,774,000)	$3,774,000	3,774,000

TOTAL INVESTMENTS — (cost $427,360,895)	99.9%	468,194,233
Other assets less liabilities	0.1	602,829

NET ASSETS —	100.0%	$468,797,062

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $9,335,191 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

Industry Allocation*
Medical-Drugs	5.0%
Banks-Commercial	4.4
Computers	4.0
Medical-Biomedical/Gene	3.6
Diversified Banking Institutions	3.0
Oil Refining & Marketing	3.0
Medical-HMO	2.5
Insurance-Multi-line	2.5
Import/Export	2.4
Aerospace/Defense	2.3
Oil Companies-Integrated	2.3
Web Portals/ISP	2.2
E-Commerce/Products	2.0
Applications Software	2.0
Independent Power Producers	1.9
Oil Companies-Exploration & Production	1.8
Electric-Integrated	1.7
Fisheries	1.6
Airlines	1.5
Computer Services	1.5
Finance-Credit Card	1.5
Building-Residential/Commercial	1.5
Auto/Truck Parts & Equipment-Original	1.4
Hotels/Motels	1.4
Chemicals-Diversified	1.3
Paper & Related Products	1.3
Retail-Apparel/Shoe	1.3
Gold Mining	1.2
Medical Products	1.1
Insurance-Life/Health	1.1
Commercial Services-Finance	1.1
Coal	1.0
Multimedia	1.0
Auto-Cars/Light Trucks	1.0
Semiconductor Equipment	1.0
Computer Software	0.9
Internet Infrastructure Software	0.9
Transport-Services	0.9
Computers-Memory Devices	0.9
Tobacco	0.9
Food-Retail	0.9
Metal-Diversified	0.9
Software Tools	0.9
Medical-Hospitals	0.9
Aerospace/Defense-Equipment	0.9
Finance-Investment Banker/Broker	0.8
Repurchase Agreements	0.8
Radio	0.8
Television	0.8
Electronic Forms	0.8
Retail-Restaurants	0.8
Rental Auto/Equipment	0.7
Commercial Services	0.7
Consulting Services	0.7
Brewery	0.6
Telecom Services	0.6
Audio/Video Products	0.6
Banks-Super Regional	0.6
Internet Content-Entertainment	0.6
Pharmacy Services	0.6
Building & Construction-Misc.	0.5
Apparel Manufacturers	0.5
Cellular Telecom	0.5
Finance-Other Services	0.5
Machine Tools & Related Products	0.5
Footwear & Related Apparel	0.5
Diversified Minerals	0.5
Retail-Regional Department Stores	0.5
Energy-Alternate Sources	0.5
Retail-Consumer Electronics	0.4
Steel-Producers	0.4
Wireless Equipment	0.4
Finance-Leasing Companies	0.4
Vitamins & Nutrition Products	0.4
Retail-Drug Store	0.4
Electronic Components-Semiconductors	0.4
Real Estate Investment Trusts	0.3
Networking Products	0.3
Enterprise Software/Service	0.3
Medical-Wholesale Drug Distribution	0.3
Real Estate Management/Services	0.3
Veterinary Diagnostics	0.2
Telephone-Integrated	0.2
Computer Data Security	0.2
Retail-Auto Parts	0.1
Distribution/Wholesale	0.1
Financial Guarantee Insurance	0.1
Data Processing/Management	0.1
Real Estate Operations & Development	0.1
Home Furnishings	0.1
Containers-Paper/Plastic	0.1
Private Equity	0.1
Publishing-Periodicals	0.1
Retail-Pawn Shops	0.1
Building-Heavy Construction	0.1
Building Products-Wood	0.1
Machinery-Electrical	0.1
Savings & Loans/Thrifts	0.1
Computer Aided Design	0.1
Forestry	0.1

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$302,680,861	$161,739,372	**	$—	$464,420,233
Repurchase Agreements	—	3,774,000		—	3,774,000

Total Investments at Value	$302,680,861	$165,513,372		$—	$468,194,233

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 16.5%
Diversified Financial Services — 16.5%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 3.08% (1 ML+0.80%) due 12/26/2044*	$259,967	$259,078
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 3.75% (3 ML+1.60%) due 10/21/2028*(1)	2,477,180	2,474,581
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.58% (3 ML+1.25%) due 10/18/2027*(1)(2)	1,580,000	1,564,465
ALM V, Ltd. FRS Series 2012-5A, Class BR3 4.09% (3 ML+1.65%) due 10/18/2027*(1)(2)	670,000	665,343
American Credit Acceptance Receivables Trust Series 2016-4, Class C 2.91% due 02/13/2023*	386,159	385,410
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	924,000	922,726
American Credit Acceptance Receivables Trust Series 2015-2, Class C 4.32% due 05/12/2021*	146,338	146,532
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	936,054	911,880
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,397,177	1,379,197
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	932,317	927,481
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	151,965
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	385,042
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	532,613
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	161,066
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	298,464
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	726,714
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	305,000	301,974
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	163,000	160,652
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	360,332
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.73% (1 ML+0.45%) due 01/25/2036	1,200,000	1,199,650
Anchor Assets LLC Series 2016-1, Class A 5.13% due 02/15/2020*(2)	2,250,000	2,250,000
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 3.43% (1 ML+1.15%) due 06/15/2028*(2)	3,380,000	3,384,208
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82% due 07/15/2024*	55,537	55,510
Atrium XII FRS Series 12A, Class BR 3.82% (3 ML+1.35%) due 04/22/2027*(1)	2,950,000	2,928,669
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	252,292	248,917
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	547,905	544,213
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.72% (3 ML+1.25%) due 01/20/2028*(1)	4,300,018	4,253,956
Babson CLO, Ltd. FRS Series 2014-IIA, Class CR 4.65% (3 ML+2.20%) due 10/17/2026*(1)	1,410,000	1,412,931
Ballyrock CLO LLC FRS Series 2013-1A, Class A 3.50% (3 ML+1.18%) due 05/20/2025*(1)(2)	93,575	93,557
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 3.13% (1 ML+0.85%) due 01/15/2033*(2)(3)	2,591,981	2,591,981
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 3.38% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	1,004,461
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 3.53% (1 ML+1.25%) due 01/15/2033*(2)(3)	1,555,188	1,555,188
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 3.53% (1 ML+1.25%) due 09/15/2035*(2)(3)	905,000	903,792

Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 4.38% (1 ML+2.10%) due 09/15/2035*(2)(3)	655,000	652,235
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 4.98% (1 ML+2.70%) due 01/15/2033*(2)(3)	716,847	720,451
BCC Funding XIII LLC Series 2016-1, Class A2 2.20% due 12/20/2021*	203,151	202,370
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.21% due 08/25/2033(4)(5)	194,803	195,308
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.99% (1 ML+2.70%) due 06/15/2035*(3)	730,000	733,650
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*(2)	4,957,284	4,940,244
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	1,252,602	1,251,657
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	273,469
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(2)	1,425,565	1,422,447
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	2,040,000	2,031,433
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	5,755	5,752
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	1,109,000	1,107,009
Carnow Auto Receivables Trust Series 2017-1A, Class A 2.92% due 09/15/2022*	280,758	279,331
Carnow Auto Receivables Trust Series 2016-1A, Class B 3.49% due 02/15/2021*	69,572	69,467
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(3)(4)	3,845,951	3,713,730
Chesapeake Funding II LLC Series 2016-1A, Class A1 2.11% due 03/15/2028*	963,368	960,661
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*(2)	2,316,229	2,285,380
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(2)	2,610,000	2,598,592
Citi Held For Asset Issuance Series 2016-MF1, Class B 6.64% due 08/15/2022*	414,197	415,483
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(3)	1,492,899	1,429,544
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	606,850	603,580
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	388,551	378,286
COMM Mtg. Trust Series 2016-COR1, Class A4 3.09% due 10/10/2049(3)	4,214,857	3,952,400
COMM Mtg. Trust FRS Series 2014-TWC, Class A 3.13% (1 ML+0.85%) due 02/13/2032*(3)	1,000,000	999,685
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	4,850,238
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	4,893,146
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	762,212
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,474,171
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	621,025
COMM Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(3)	5,000,000	5,010,123
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,751,003
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,135,139
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	4,837,130
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A 2.55% due 01/16/2024*	173,757	173,635
Continental Credit Card LLC Series 2016-1A, Class A 4.56% due 01/15/2023*	27,269	27,253
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	959,000	948,613

CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	210,000	209,899
CPS Auto Receivables Trust Series 2016-A, Class B 3.34% due 05/15/2020*	191,369	191,402
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	618,478	619,171
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	492,293
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	224,185
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	425,000	428,232
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	522,481
Credit Acceptance Auto Loan Trust Series 2017-1A, Class A 2.56% due 10/15/2025*	465,000	462,555
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	638,000	630,520
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,547,351
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	250,000	247,045
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	246,749
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	248,488
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.89% due 03/25/2034(4)(5)	557,531	566,899
Cutwater, Ltd. FRS Series 2015-1A, Class BR 4.24% (3 ML+1.80%) due 01/15/2029*(1)(2)	4,810,000	4,810,000
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.84% (3 ML+2.40%) due 07/15/2026*(1)	1,155,000	1,150,377
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	1,104,342	1,061,939
DBWF Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(3)(4)	1,000,000	941,697
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	549,765	543,485
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	1,229,684	1,221,682
Drive Auto Receivables Trust Series 2017-3, Class B 2.30% due 05/17/2021	3,639,230	3,633,937
Drive Auto Receivables Trust Series 2017-AA, Class B 2.51% due 01/15/2021*	33,623	33,613
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	1,318,000	1,314,415
Drive Auto Receivables Trust Series 2017-1, Class C 2.84% due 04/15/2022	2,523,000	2,517,579
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	364,000	363,464
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,792,472
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,496,519
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,366,008
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	671,722	674,024
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	940,000	942,080
Drive Auto Receivables Trust Series 2016-AA, Class C 3.91% due 05/17/2021*	289,728	290,528
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	740,128
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	486,000	489,840
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	769,000	775,365
Drive Auto Receivables Trust Series 2015-CA, Class D 4.20% due 09/15/2021*	235,873	237,274
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	445,577
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 3.99% (3 ML+1.55%) due 04/15/2031*(1)(2)	5,500,000	5,499,917

DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 3.02% (1 ML+0.74%) due 07/19/2044(5)	1,097,121	1,103,066
DT Auto Owner Trust Series 2017-2A, Class C 3.03% due 01/17/2023*	709,000	707,983
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	703,000	701,636
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	442,000	441,332
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	375,029
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,647,087
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	433,000	434,084
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	492,448
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	233,999	235,169
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(2)(7)	800,000	799,243
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	192,388	190,994
Exantas Capital Corp. FRS Series 2018-RSO6, Class B 3.44% (1 ML+1.15%) due 06/15/2035*(2)(3)	910,000	912,889
Exeter Automobile Receivables Trust Series 2017-3A, Class A 2.05% due 12/15/2021*	208,033	207,104
Exeter Automobile Receivables Trust Series 2016-3A, Class B 2.84% due 08/16/2021*	317,000	316,534
Exeter Automobile Receivables Trust Series 2016-2A, Class B 3.64% due 02/15/2022*	355,275	356,089
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	549,000	549,265
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,034,998
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	236,131
First Investors Auto Owner Trust Series 2016-2A, Class A1 1.53% due 11/16/2020*	5,876	5,873
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,074,618
Flagship Credit Auto Trust Series 2015-3, Class A 2.38% due 10/15/2020*	92,731	92,639
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	491,825
Flagship Credit Auto Trust Series 2015-3, Class B 3.68% due 03/15/2022*	252,000	252,778
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	189,000	191,166
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.84% (3 ML+1.40%) due 04/15/2027*(1)	4,102,328	4,098,164
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 4.34% (3 ML+1.90%) due 04/15/2027*(1)	760,000	758,466
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,793,749
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,787,019
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	793,700	792,569
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	1,820,000	1,817,791
GLS Auto Receivables Trust Series 2016-1A, Class B 4.39% due 01/15/2021*	234,393	235,136
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	500,000	516,644
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*(2)	1,513,000	1,487,195
GMF Floorplan Owner Revolving Trust FRS Series 2017-1, Class A2 2.85% (1 ML+0.57%) due 01/18/2022*	5,927,000	5,947,446
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	1,053,775	1,011,400
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	225,682	222,444

GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(2)	1,314,189	1,287,642
GPMT, Inc. FRS Series 2018-FL1, Class A 3.18% (1 ML+0.90%) due 11/21/2035*(3)	2,080,000	2,080,000
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,692,086
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(3)	6,439,214	6,173,470
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(3)	5,900,000	5,620,103
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.78% (1 ML+0.50%) due 09/25/2035(5)	7,456	7,175
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 4.14% (3 ML+1.70%) due 07/18/2031*(1)(2)	2,865,000	2,843,378
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(5)(6)	1,400,000	1,385,720
Headlands Residential LLC Series 2017-RPL, Class 4.25% due 06/25/2023	1,790,000	1,781,031
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	302,585	292,023
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	969,362	960,455
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	749,041	757,184
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	230,185	225,451
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 3.73% (1 ML+1.45%) due 08/15/2028*(2)	351,000	351,546
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 3.93% (1 ML+1.65%) due 08/15/2028*(2)	722,500	725,210
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 4.63% (1 ML+2.35%) due 08/15/2028*(2)	238,500	240,132
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,157,226
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.83% due 03/25/2035(4)(5)	188,956	189,366
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,552,229
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	4,920,828
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	2,725,000
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 4.10% due 10/25/2033(4)(5)	506,969	513,081
Kabbage Asset Securitization LLC Series 2017-1, Class A 4.57% due 03/15/2022*	2,525,000	2,538,313
LendingClub Issuance Trust Series 2016-NP2, Class A 3.00% due 01/17/2023*	1,084	1,083
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	587,000	579,274
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.78% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,905,890
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 4.83% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,034,560
Loomis Sayles, Ltd. FRS Series 2015-2A, Class A1R 3.34% (3 ML+0.90%) due 04/15/2028*(1)	2,500,000	2,495,110
LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(2)	1,736,198	1,736,198
Mariner Finance Issuance Trust Series 2017-AA, Class A 3.62% due 02/20/2029*	633,000	632,229
Marlette Funding Trust Series 2018-1A, Class A 2.61% due 03/15/2028*	616,146	613,946
Marlette Funding Trust Series 2017-1A, Class A 2.83% due 03/15/2024*	200,597	200,523
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.92% (1 ML+0.64%) due 10/25/2028(5)	524,150	518,803
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 3.18% (6 ML+0.68%) due 01/25/2029(5)	1,118,104	1,117,051
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,170,787

New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	350,000	347,155
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*(2)	1,360,000	1,349,093
Oaktree CLO, Ltd. FRS Series 2014-2A, Class BR 5.02% (3 ML+2.55%) due 10/20/2026*(1)	555,000	555,369
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.79% (3 ML+1.35%) due 07/15/2027*(1)(2)	2,490,000	2,473,805
Ocwen Master Advance Receivables Trust Series 2018-T2, Class CT2 4.19% due 08/15/2050*	1,011,000	1,008,339
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,703,862	1,677,823
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	513,769
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	398,584	398,464
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	730,000	731,672
OneMain Financial Issuance Trust Series 2015-1A, Class B 3.85% due 03/18/2026*	125,000	125,470
Oportun Funding IV LLC Series 2016-C, Class B 4.85% due 11/08/2021*	290,935	291,004
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,931,415
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	453,287
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	376,981
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	998,634
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,651,825
Parallel, Ltd. FRS Series 2015-1A, Class 1R 4.22% (3 ML+1.75%) due 07/20/2027*(1)	680,000	679,837
Parallel, Ltd. FRS Series 2015-1A, Class 2R 4.22% (3 ML+1.75%) due 07/20/2027*(1)	730,000	729,826
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,608,104	1,582,074
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,734,237	1,714,371
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	495,849
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	845,435
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	992,129
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	400,000	401,984
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	254,026
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	377,682	376,577
Prosper Marketplace Issuance Trust Series 2017-2A, Class A 2.41% due 09/15/2023*	108,628	108,502
Prosper Marketplace Issuance Trust Series 2017-1A, Class A 2.56% due 06/15/2023*	25,327	25,318
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,375,584
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	306,523	300,779
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*(2)	1,287,937	1,283,854
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,913,891
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	958,000	952,713
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.96% (1 ML+0.68%) due 10/20/2034(5)	1,041,619	1,018,784
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 3.04% (1 ML+0.76%) due 04/20/2033(5)	985,407	967,024

Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.78% (1 ML+1.50%) due 01/15/2035*(2)(3)	1,571,325	1,572,292
Sierra Auto Receivables Securitization Trust Series 2016-1A, Class A 2.85% due 01/18/2022*	9,769	9,766
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	182,146	181,538
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	994,751	994,575
Springleaf Funding Trust Series 2015-AA, Class B 3.62% due 11/15/2024*	544,000	542,029
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 2.53% (1 ML+0.25%) due 07/19/2035(5)	528,074	513,653
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,197,583
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.33% due 12/25/2044(4)(5)	179,787	180,808
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.86% (3 ML+1.50%) due 04/26/2028*(1)(2)	2,991,269	2,967,620
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*(2)(7)	1,106,381	1,105,364
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	495,868	477,489
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	613,000	612,603
Upstart Securitization Trust Series 2017-1, Class A 2.64% due 06/20/2024*	98,770	98,644
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*(7)	1,500,000	1,500,000
Verizon Owner Trust Series 2016-1A, Class A 1.42% due 01/20/2021*	85,807	85,414
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	1,415,000	1,396,841
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	1,271,000	1,250,735
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	2,565,000	2,546,690
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,798,725
VM DEBT LLC Series 2017-1, Class A 6.50% due 10/02/2024*(2)	1,085,000	1,085,000
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023(2)	848,740	837,791
VOLT LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(6)	779,455	778,011
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 06/25/2047*(6)	326,756	324,133
VOLT LXI LLC Series 2017-NPL8, Class A1 3.13% due 06/25/2047*(6)	427,726	423,558
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,540,219	1,527,963
VOLT LXIX LLC Series 2018-NPL5, Class AIA 4.21% due 08/25/2048*(6)	746,000	744,731
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(6)	939,724	935,943
VOLT LXVII LLC Series 2018-NPL3, Class A1 4.38% due 06/25/2048*(6)	1,113,926	1,110,690
VOLT LXVIII LLC Series 2018-NPL4, Class A1A 4.34% due 07/27/2048*(6)	970,601	969,722
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*(6)	2,400,000	2,400,197
VSE Voi Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	735,840	732,140
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.74% (1 ML+0.46%) due 04/25/2045(5)	59,694	60,072
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,066,722
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	719,089
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,012,873

Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR10, Class 2A16 4.31% due 06/25/2035(4)(5)	474,133	478,784
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-S, Class A1 4.54% due 09/25/2034(4)(5)	669,818	686,807
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.79% (3 ML+1.35%) due 07/18/2026*(1)	3,146,734	3,127,347
West CLO, Ltd. FRS Series 2014-1A, Class CR 5.44% (3 ML+3.00%) due 07/18/2026*(1)	650,000	648,358
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	318,611	315,237
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	279,000	278,100
Westlake Automobile Receivables Trust Series 2016-2A, Class D 4.10% due 06/15/2021*	210,000	211,293
Westlake Automobile Receivables Trust Series 2015-3A, Class D 4.40% due 05/17/2021*	295,445	296,219
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	950,000	943,939

Total Asset Backed Securities (cost $312,322,348)		306,819,446

U.S. CORPORATE BONDS & NOTES — 25.0%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	300,000	290,819
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	101,816
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	301,339
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	206,766
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	92,383
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	44,554
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	100,550
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	46,300

		1,184,527

Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	97,358
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	203,019
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,578,000	2,605,946
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	895,000	886,300
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	2,503,000	2,191,655
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	264,198
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	1,018,000	984,983

		7,233,459

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	400,000	396,857

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	121,743
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	44,273

		166,016

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	263,741	245,337
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	53,476	51,369
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	186,598	181,217

American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	535,488	514,040
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	272,211	265,576
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	133,280	136,167
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	437,578	439,766
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	209,977	199,569
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	141,138	133,975
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	547,000	522,321
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	220,150	212,404
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	323,000	308,557
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	402,778	402,073
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	142,000	143,040

		3,755,411

Applications Software — 0.6%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	2,991,969
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	170,164
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	65,000	62,288
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	182,398
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	351,000	340,280
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,156,077
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	223,000	216,363
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	127,970
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	134,080
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	2,561,000	2,566,138
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	156,156
Microsoft Corp. Senior Notes 4.50% due 02/06/2057	333,000	343,294
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	234,083

		10,681,260

Auto-Cars/Light Trucks — 0.7%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	162,757
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	1,080,000	1,066,042
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	1,059,000	1,114,528
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,214,573
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	132,427
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,039,027
General Motors Co. Senior Notes 6.60% due 04/01/2036	562,000	575,121
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,136,000	2,079,299
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	270,028

General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	274,580
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	504,406
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,340,566
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	143,327
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,718,123
Hyundai Capital America Senior Notes 2.00% due 07/01/2019*	86,000	85,161
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	243,818
Nissan Motor Acceptance Corp. Senior Notes 3.15% due 03/15/2021*	150,000	148,391
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	133,000	132,895
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	358,265

		12,603,334

Banks-Commercial — 0.6%
BB&T Corp. Senior Notes 2.45% due 01/15/2020	270,000	267,595
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	247,371
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	336,338
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	45,306
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	94,000	92,070
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,035,169
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	473,804
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	440,864
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	178,497
MUFG Union Bank NA Senior Notes 2.25% due 05/06/2019	300,000	298,986
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	449,235
PNC Bank NA Senior Notes 3.10% due 10/25/2027	4,059,000	3,776,946
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	214,000	212,143

		10,854,324

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	51,380
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	118,703
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	97,298
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	700,541
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,100,000	2,063,317
Bank of New York Mellon Corp. Senior Notes 3.44% due 02/07/2028	5,131,000	4,925,754
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	97,051
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	524,715
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	85,953

		8,664,712

Banks-Super Regional — 0.9%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	269,410
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	98,099
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,036,838
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	220,140

Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	2,565,000	2,373,996
Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	2,562,000	2,360,484
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	96,502
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	243,094
Huntington Bancshares, Inc. Senior Notes 2.30% due 01/14/2022	339,000	324,234
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	247,496
KeyCorp Senior Notes 4.15% due 10/29/2025	75,000	75,211
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	465,764
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	98,743
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	101,425
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	52,581
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	359,049
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	293,598
US Bancorp Senior Notes 2.38% due 07/22/2026	400,000	358,835
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	4,523,000	4,382,435
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,380,840
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	191,777
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	529,876
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	423,284
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	108,643

		16,092,354

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	68,298
Keurig Dr Pepper, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	189,887
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	112,000	110,682
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	161,000	155,181
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	118,000	121,971

		646,019

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	145,252
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	85,081

		230,333

Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,000,000	1,950,080
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	300,000	285,365
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,221,666
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,040,000	990,448
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,223,000	3,036,042
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 01/15/2022	1,890,000	1,891,794
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	490,850

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	289,948

		10,156,193

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	372,023

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,018,000	977,280
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,018,000	1,001,458

		1,978,738

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	195,573
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	668,792
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,567,732
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,207,472

		5,639,569

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,366,016
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	269,587

		2,635,603

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	280,000	282,800
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	3,399,000	3,413,480
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	126,665
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	131,000	135,287
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	182,340
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	245,246
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	243,867
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	655,000	653,917
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	592,264
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	376,708
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	474,924
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	206,000	243,162
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,610,399
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	123,265
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	121,970
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	324,025
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	2,312,476
Time Warner Cable LLC Senior Sec. Notes 5.00% due 02/01/2020	720,000	731,519
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	136,684

		13,330,998

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	204,838

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	606,750	600,683

		805,521

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	262,195
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	270,000	274,080
SASOL Financing USA LLC Company Guar. Notes 6.50% due 09/27/2028	1,743,000	1,764,061
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	119,000	101,436

		2,401,772

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	151,143
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	134,560
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	140,289

		425,992

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	97,735

Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	151,572
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	129,000	122,083

		273,655

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	295,837

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	128,023
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	300,000	295,351
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	400,000	389,990

		813,364

Computers — 0.6%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	315,320
Apple, Inc. Senior Notes 2.75% due 01/13/2025	400,000	379,298
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	694,203
Apple, Inc. Senior Notes 2.90% due 09/12/2027	3,086,000	2,858,321
Apple, Inc. Senior Notes 3.00% due 02/09/2024	469,000	455,629
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	280,659
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	278,975
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	162,560
Apple, Inc. Senior Notes 3.35% due 02/09/2027	2,394,000	2,305,793
Apple, Inc. Senior Notes 3.45% due 05/06/2024	186,000	184,015
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	445,481
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	330,848
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,445,464
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	611,387

		10,747,953

Containers-Paper/Plastic — 0.4%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	2,517,000	2,504,415

Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,025,722
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,188,125
WestRock Co. Company Guar. Notes 3.75% due 03/15/2025*	300,000	288,710

		8,006,972

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 2.70% due 02/02/2026	300,000	280,870
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	117,632

		398,502

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,071,000	2,791,996
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	693,000	661,547

		3,453,543

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	79,818
Thermo Fisher Scientific, Inc. Senior Notes 3.15% due 01/15/2023	450,000	438,970
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	453,734

		972,522

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	101,435

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	173,000	170,494
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	341,045
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	394,609
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	365,000	364,732
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	609,489
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,216,000	1,170,034
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	369,600
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	140,712
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	459,227
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	2,850,734
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	190,636
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,286,080
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	948,966
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,554,000	1,507,065
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	800,000	769,042
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	284,361
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	262,444
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,444,000	5,184,974
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	1,687,000	1,668,619
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	115,000	111,158
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	773,339
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	178,088
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	187,717

Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	656,114
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	577,928
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	524,281
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,057,000	1,046,842
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	51,576
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	279,767
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,292,000	2,205,477
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,749,903
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	458,842
Goldman Sachs Group, Inc. FRS Senior Notes 3.41% (3 ML+1.10%) due 11/15/2018	500,000	500,206
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	2,600,000	2,568,151
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	654,380
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	2,634,000	2,523,898
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	617,071
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,029,360
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	3,754,799
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	3,641,000	3,530,272
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	320,048
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	216,130
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	499,162
Morgan Stanley Senior Notes 3.77% due 01/24/2029	735,000	696,452
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,330,797
Morgan Stanley Senior Notes 4.00% due 07/23/2025	3,034,000	2,978,959
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	299,470
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	920,077
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	73,039
Morgan Stanley Senior Notes 4.38% due 01/22/2047	3,852,000	3,591,440
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	233,125
Morgan Stanley Senior Notes 5.50% due 07/28/2021	4,490,000	4,703,022
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,505,390

		67,319,143

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	328,109
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	131,557
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	176,143
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	59,529
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	178,427

		873,765

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	270,000	257,498
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	377,373

Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	400,000	374,345
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	284,135

		1,293,351

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	823,643
Priceline Group, Inc. Senior Notes 3.55% due 03/15/2028	300,000	280,580
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,239,982

		3,344,205

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	106,497
Connecticut Light & Power Co. 1st Mtg. Notes 4.00% due 04/01/2048	153,000	144,937
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	130,206
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	137,248
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	125,353
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	107,323

		751,564

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	91,302

Electric-Integrated — 1.4%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	44,161
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	57,653
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	110,811
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	436,432
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	176,552
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	207,445
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	267,278
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	112,579
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	105,624
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	397,555
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	179,328
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	129,000	124,454
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,687,740
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	672,125
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	99,354
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	351,783
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	229,963
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	178,368
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	170,575
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	221,209
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	116,762
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	246,154
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	171,150

Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	370,530
Edison International Senior Notes 2.95% due 03/15/2023	350,000	332,910
Edison International Senior Notes 4.13% due 03/15/2028	100,000	97,559
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	86,017
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	124,000	112,886
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	644,636
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	262,078
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	218,452
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	3,385,000	3,296,236
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	446,065
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	113,878
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	93,001
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	222,314
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	683,394
MidAmerican Energy Holdings Co. Senior Notes 5.15% due 11/15/2043	1,800,000	1,903,330
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	104,889
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	730,732
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	268,420
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	355,130
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	425,657
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	131,308
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	200,000	214,151
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	142,270
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,171,756
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,107,001
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	257,294
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	185,584
PSI Energy, Inc. Senior Notes 6.12% due 10/15/2035	100,000	118,514
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	45,569
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	550,765
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	62,709
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	198,164
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	115,546
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	194,001
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	108,552
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	446,088
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	84,481
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	101,311

Virginia Electric & Power Co. Senior Notes 3.80% due 04/01/2028	120,000	117,913
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	177,332
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	104,482
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	226,384
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	97,562
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	209,704

		26,301,610

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	918,303
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	334,643
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	68,814

		1,321,760

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	461,552
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	2,066,000	1,897,082
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	162,558
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	301,820

		2,823,012

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	41,141
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	196,194
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	121,388

		358,723

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	115,371
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	349,415
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	433,002
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	382,144
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	569,071
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	182,308
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	93,229
Oracle Corp. Senior Notes 4.30% due 07/08/2034	690,000	676,030
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	187,515

		2,988,085

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	200,000	177,460

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	180,000	179,028
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	125,000	121,555
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	654,024
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	75,000	72,722

		1,027,329

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	3,401,358

Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	1,968,000	1,843,128
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	718,000	691,974
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	3,919,551
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,496,751
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,748,261
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	1,148,000	1,080,535

		14,181,558

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	180,062
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	157,962
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	566,469

		904,493

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	277,781
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	151,546
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	165,053
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	2,785,217
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,520,000	1,482,397
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	83,869

		4,945,863

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,599,751

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	200,000	198,938

Food-Misc./Diversified — 0.5%
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	330,000	313,530
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	1,990,000	1,993,375
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	305,000	295,402
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	2,913,000	2,857,181
General Mills, Inc. Senior Notes 4.20% due 04/17/2028	145,000	139,969
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	50,493
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	131,698
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	82,000	92,886
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	650,000	643,302
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	1,863,000	1,550,021
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	119,000	113,383
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	132,000	124,097

		8,305,337

Food-Retail — 0.0%
Kroger Co. Senior Notes 3.40% due 04/15/2022	540,000	533,837

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.55% due 03/15/2025	140,000	136,495
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	108,329
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	100,000	93,249

		338,073

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	78,866
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	406,985
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	256,828
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,359,838
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	238,749
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	549,302
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*(2)	3,186,000	2,918,919
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	373,141
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	54,196
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	60,650

		8,297,474

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	200,000	179,434

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	289,882
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	4,172,000	3,753,446

		4,043,328

Insurance-Life/Health — 0.4%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	347,340
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	221,000	221,765
Great-West Lifeco Finance Delaware LP Company Guar. Notes 4.15% due 06/03/2047*	300,000	270,063
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	166,703
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	712,000	675,678
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	456,087
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	149,000	130,546
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	97,286
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	2,490,000	2,401,566
Protective Life Global Funding Sec. Notes 2.00% due 09/14/2021*	300,000	287,647
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	447,621
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	244,183
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	149,000	146,697
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	355,000	352,931
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	187,308
Torchmark Corp. Senior Notes 4.55% due 09/15/2028	225,000	224,084

		6,657,505

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	278,004
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	303,342
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	59,585
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	239,181
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	429,143

Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	538,630
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	317,598
Voya Financial, Inc. Company Guar. Notes 3.65% due 06/15/2026	50,000	47,296

		2,212,779

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	450,000	451,448
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	315,535
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	31,000	46,153
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	254,186
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	547,278
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	150,530

		1,765,130

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	76,172
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	618,603
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	48,094
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	301,057

		1,043,926

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	884,000	807,097
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	99,869
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	3,045,000	2,931,129

		3,838,095

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	707,976
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	175,736
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	117,479

		1,001,191

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	533,381
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	504,000	495,846

		1,029,227

Machinery-General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	61,424
Wabtec Corp. Company Guar. Notes 4.70% due 09/15/2028	3,564,000	3,445,458

		3,506,882

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	45,570

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.13% due 03/15/2022	93,000	91,810
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	253,000	251,980

		343,790

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	199,958
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,285,384
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	52,397

		2,537,739

Medical Products — 0.2%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,134,618
Abbott Laboratories Senior Notes 3.88% due 09/15/2025	194,000	193,734
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,601,000	2,680,047
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	81,427
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	95,950

		4,185,776

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	302,788
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	200,000	199,743
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	28,729
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	14,069
Celgene Corp. Senior Notes 3.45% due 11/15/2027	300,000	273,372
Celgene Corp. Senior Notes 3.63% due 05/15/2024	336,000	326,303
Celgene Corp. Senior Notes 5.70% due 10/15/2040	114,000	118,483
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	45,000	43,693
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	180,000	174,310
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	67,000	66,325
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	85,418

		1,633,233

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	227,000	216,822
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	387,360
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	284,688
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	137,901
Johnson & Johnson Senior Notes 3.40% due 01/15/2038	309,000	277,723
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	46,000	47,817
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	30,875
Pfizer, Inc. Senior Notes 3.00% due 12/15/2026	300,000	284,095

		1,667,281

Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	114,458
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	523,890
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	101,509
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,735,000	1,761,025
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*(2)	4,028,000	3,992,900
Magellan Health, Inc. Senior Notes 4.40% due 09/22/2024	417,000	399,063
UnitedHealth Group, Inc. Senior Notes 1.63% due 03/15/2019	145,000	144,383
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,398,648
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023	181,000	174,878
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	190,389
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	267,412

WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	172,136

		11,240,691

Medical-Hospitals — 0.4%
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,489,857
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	1,959,551
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,152,000	1,172,160
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	523,886
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,563,529
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	76,923
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	388,397

		7,174,303

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	81,114

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	230,599
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	146,792
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	98,645

		476,036

Metal-Copper — 0.3%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,178,750
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,932,300

		5,111,050

Metal-Diversified — 0.3%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	1,028,000	983,179
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	2,500,000	2,298,826
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,630,000	1,615,696

		4,897,701

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 10/15/2025	540,000	532,404
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	200,000	242,475
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	870,965
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	1,200,000	1,160,735
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	350,000	331,179
Viacom, Inc. Senior Notes 3.88% due 04/01/2024	112,000	109,006
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	447,435
Walt Disney Co. Senior Notes 3.00% due 02/13/2026	450,000	428,134
Warner Media LLC Company Guar. Notes 3.80% due 02/15/2027	1,177,000	1,102,839

		5,225,172

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	219,248
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	361,739

		580,987

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,292,977
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	460,227

		1,753,204

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	338,472

Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	367,150
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	251,405
Apache Corp. Senior Notes 6.00% due 01/15/2037	201,000	212,743
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	414,848
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	238,850
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	2,345,000	2,280,512
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	100,846
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	182,898
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	190,609
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	186,850
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	104,033
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	100,000	93,271
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	53,083

		5,015,570

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.57% due 05/16/2023	600,000	576,241
Chevron Corp. Senior Notes 2.90% due 03/03/2024	215,000	207,475
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	233,075
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	176,604

		1,193,395

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*(2)	855,000	798,619
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,911,000	2,671,078
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,095,299
Phillips 66 Company Guar. Notes 3.90% due 03/15/2028	70,000	67,057
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	509,948

		5,142,001

Oil-Field Services — 0.0%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	151,173
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	344,507
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	85,385
Schlumberger Holdings Corp. Senior Notes 3.63% due 12/21/2022*	220,000	218,496

		799,561

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	192,661
International Paper Co. Senior Notes 7.30% due 11/15/2039	100,000	120,213
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	133,793

		446,667

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.40% due 12/01/2026*	136,000	130,296
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.70% due 06/01/2028*	300,000	292,517

		422,813

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	877,000	871,994

CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,266,000	1,250,691
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	330,602
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	500,000	481,105
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	279,000	272,042
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,005,416
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	258,572	254,693
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	232,775	268,534
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	308,185	369,266
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	540,000	517,987
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	174,779

		7,797,109

Pipelines — 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	161,000	164,220
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	149,968
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	28,000	25,572
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	253,063
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	237,228
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	146,742
Energy Transfer Partners LP Company Guar. Notes 3.60% due 02/01/2023	57,000	55,502
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	173,000	165,745
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	128,000	126,052
Energy Transfer Partners LP Company Guar. Notes 4.90% due 02/01/2024	122,000	123,981
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	517,000	508,113
Energy Transfer Partners LP Company Guar. Notes 6.50% due 02/01/2042	56,000	58,007
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	185,820
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	278,859
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	264,584
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	718,865
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	159,868
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,647,637
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	483,368
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	97,371
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	91,526
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	151,932
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	233,746
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	147,878
MPLX LP Senior Notes 4.70% due 04/15/2048	849,000	745,604
MPLX LP Senior Notes 4.88% due 12/01/2024	210,000	215,038
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	76,609
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	39,107

ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	400,000	409,607
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	92,671
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	272,245
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	631,968
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	45,771
Phillips 66 Partners LP Senior Notes 4.68% due 02/15/2045	507,000	459,694
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	97,891
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	810,000	767,383
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	76,000	66,425
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	225,000	231,845
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,060,005
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	2,017,000	2,026,392
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,526,862
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	96,598
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	175,556
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	299,669
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	180,000	177,436
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	485,935
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	3,924,000	3,882,308
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	98,568
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	56,257
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	99,000	98,154
Western Gas Partners LP Senior Notes 4.50% due 03/01/2028	57,000	54,255
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	255,000	230,142
Williams Partners LP Senior Notes 3.90% due 01/15/2025	174,000	168,613
Williams Partners LP Senior Notes 4.85% due 03/01/2048	178,000	162,535

		22,226,790

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	2,300,000	2,248,250

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	160,756
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,125,310
AvalonBay Communities, Inc. Senior Notes 2.85% due 03/15/2023	150,000	144,978
AvalonBay Communities, Inc. Senior Notes 2.90% due 10/15/2026	110,000	101,531
AvalonBay Communities, Inc. Senior Notes 3.90% due 10/15/2046	64,000	56,591
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	216,618
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	142,181
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	190,905

Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,510,515
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	884,912
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	892,568
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	831,288
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	442,742
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	103,013
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	104,283
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	93,532
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	107,514
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	265,947
EPR Properties Company Guar. Notes 4.50% due 06/01/2027	207,000	196,403
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	140,000	135,280
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	890,000	881,100
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	502,544
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	268,854
ERP Operating LP Senior Notes 3.50% due 03/01/2028	123,000	117,479
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	275,173
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,011,040
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,749,194
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	199,838
Government Properties Income Trust Senior Notes 3.75% due 08/15/2019	1,140,000	1,143,602
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	271,121
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	560,074
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	197,751
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	120,000	117,031
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	283,958
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	295,334
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	99,345
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	206,674
Select Income REIT Senior Notes 3.60% due 02/01/2020	450,000	447,221
Senior Housing Properties Trust Senior Notes 3.25% due 05/01/2019	230,000	229,983
Senior Housing Properties Trust Senior Notes 4.75% due 02/15/2028	150,000	143,748
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	346,865
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	351,000	349,547
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	373,052
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	400,000	400,188

		21,177,583

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	192,895
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	628,290
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	2,655,000	3,243,372

		4,064,557

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	2,550,000	2,409,750

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	172,931

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.13% due 09/15/2026	77,000	68,528
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	148,000	144,490
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	172,000	164,776
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	177,214
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	175,088
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	119,000	115,110

		845,206

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc. Senior Notes 5.50% due 03/15/2021	3,128,000	3,244,416

Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	207,114
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	193,765
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	270,845
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	268,072

		939,796

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	100,000	97,619
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	460,000	431,018

		528,637

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	155,870
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	120,183

		276,053

Schools — 0.0%
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	249,750

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	117,467
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	52,705
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	251,000	232,123

		402,295

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	372,417

Special Purpose Entities — 0.1%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	622,874
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,476,776
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	442,641

		2,542,291

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	638,148

Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	118,816
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,715,535

		2,472,499

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	417,000	404,620
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	330,000	319,587
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	1,271,000	1,194,117
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	2,219,000	2,001,986
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,414,426
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	936,000	858,607
AT&T, Inc. Senior Notes 5.15% due 11/15/2046*	500,000	455,309
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	4,232,000	4,040,846
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	189,000	180,224
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	45,777
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,195,323
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	281,701

		12,392,523

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	522,850

Tobacco — 0.3%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*(2)	3,375,000	3,184,745
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	308,000	273,006
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	1,855,625

		5,313,376

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	241,628
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	98,828

		340,456

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	293,269
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	711,202
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	397,750
CSX Corp. Senior Notes 3.40% due 08/01/2024	180,000	175,888
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	221,325
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	82,617

		1,882,051

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	244,921
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	358,003
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	144,930
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	56,365

		804,219

Trucking/Leasing — 0.0%
Penske Truck Leasing Co LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	340,053
Penske Truck Leasing Co LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	249,412

		589,465

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023*	1,367,000	1,360,714
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028*(2)	1,300,000	1,284,249

		2,644,963

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	251,360

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	438,344

Total U.S. Corporate Bonds & Notes (cost $487,947,858)		466,794,254

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	308,459

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	231,821
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	138,993

		370,814

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 3.38% due 03/15/2025	158,000	148,143
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	270,773

		418,916

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	214,000	202,615
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	302,000	286,489
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	325,931	327,397
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	329,931	326,965
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	440,967	436,769

		1,580,235

Airport Development/Maintenance — 0.0%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026*	220,000	183,810

Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	438,000	431,230
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	397,160
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,184,832
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	583,129
ANZ New Zealand International, Ltd. Company Guar. Notes 2.60% due 09/23/2019*	628,000	624,852
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	247,356
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	194,351
Bank of Montreal Senior Notes 2.38% due 01/25/2019	178,000	177,870
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	747,250
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	242,596
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,126,883
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	590,402
Canadian Imperial Bank of Commerce Senior Notes 1.60% due 09/06/2019	250,000	246,963
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	268,636
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	287,105
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	382,228

Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	296,497
Commonwealth Bank of Australia Senior Notes 3.90% due 03/16/2028*	300,000	294,155
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	197,363
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	248,596
Cooperatieve Rabobank UA Company Guar. Notes 4.38% due 08/04/2025	536,000	524,050
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	402,369
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	557,771
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	188,234
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	191,149
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,291,406
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	287,563
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	918,809
Intesa Sanpaolo SpA Senior Notes 3.88% due 07/14/2027*	240,000	198,244
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	200,000	162,924
Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	247,032
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	245,317
National Australia Bank, Ltd. Senior Notes 2.50% due 01/12/2021	450,000	440,339
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	223,095
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	238,004
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	294,685
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	449,458
Nordea Bank AB Senior Notes 4.88% due 01/27/2020*	100,000	101,917
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	193,475
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	895,400
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	386,421
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	192,056
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	250,000	245,887
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	399,482
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	238,990
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 10/18/2019*	400,000	395,458
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	392,620
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	446,419
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	167,000	155,473
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	432,244
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	216,832
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	183,760
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	285,613

		23,791,950

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.45% due 10/16/2019*	400,000	397,537

Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	295,416

		692,953

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	296,284

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	150,000	148,674

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 4.95% due 07/02/2064	180,000	165,067
Johnson Controls International PLC Senior Notes 5.70% due 03/01/2041	968,000	995,982

		1,161,049

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	789,772
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	177,184
Vodafone Group PLC Senior Notes 2.95% due 02/19/2023	190,000	181,953
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	228,000	222,952
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	213,377
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	329,439

		1,914,677

Diversified Banking Institutions — 1.7%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	188,708
Banco Santander SA Senior Notes 4.38% due 04/12/2028	200,000	185,754
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	540,009
Bank of Nova Scotia Senior Notes 2.50% due 01/08/2021	250,000	245,443
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	631,167
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,246,389
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,529,451
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	296,000	281,523
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	192,824
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	488,253
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	232,000
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	239,566
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	2,737,473
Deutsche Bank NY Senior Notes 3.70% due 05/30/2024	450,000	420,025
Deutsche Bank NY Senior Notes 4.25% due 10/14/2021	300,000	297,539
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	657,640
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	194,529
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	193,941
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	687,802
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	190,096
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	3,157,000	2,921,312
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	211,179
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	192,887
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	379,475

Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	299,254
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	300,000	309,180
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,324,504
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	86,188
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	195,261
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	240,503
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	194,776
Societe Generale SA Senior Notes 4.25% due 09/14/2023*	200,000	198,401
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	238,275
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	101,000	96,985
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	3,107,000	3,004,705
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	168,456
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	289,985
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	237,658
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	292,368
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	201,463
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,002,859
UBS Group Funding Switzerland AG Company Guar. Notes 2.86% due 08/15/2023*	200,000	191,605
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	3,097,000	3,047,957
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	1,827,000	1,797,405
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	280,000	274,840
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	2,066,000	2,025,301

		31,802,914

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	354,129
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	183,013
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	2,610,453

		3,147,595

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	177,926
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	145,535
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	267,498
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	244,257
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	242,130

		1,077,346

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	188,854
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	182,161

		371,015

Diversified Operations — 0.0%
CK Hutchison International, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	290,828

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	336,238

State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,644,325

		5,980,563

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*(2)	1,201,000	1,119,801
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	196,700

		1,316,501

Electric-Integrated — 0.7%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*(2)	8,200,000	6,890,825
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	4,889,146
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	189,052
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	300,000	271,198

		12,240,221

Finance-Investment Banker/Broker — 0.0%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	138,215
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	157,627
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	178,678

		474,520

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	144,100
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	167,798
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	285,000	282,779
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	189,853
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	190,301
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	145,406

		1,120,237

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	190,602

Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	439,000	448,878

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	349,937

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	242,605
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	330,000	302,634
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	371,868

		917,107

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,419,193

Internet Application Software — 0.0%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	380,000	348,589

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	121,280

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,354,000	1,250,857

Machinery-Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	217,421

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	84,522

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	157,541

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	285,000	258,275

		415,816

Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	3,953,605
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	442,537
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	225,786
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	195,298
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	127,547

		4,944,773

Metal-Diversified — 0.0%
Inco, Ltd. Senior Bonds 7.20% due 09/15/2032	100,000	109,400

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	59,000	63,057
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/2036	450,000	499,631

		562,688

Oil Companies-Exploration & Production — 0.1%
Alberta Energy Co., Ltd. Senior Notes 8.13% due 09/15/2030	150,000	190,485
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	174,814
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	280,819
Encana Corp. Senior Notes 7.20% due 11/01/2031	100,000	117,664
Encana Corp. Senior Notes 7.38% due 11/01/2031	100,000	119,398

		883,180

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.02% due 01/16/2027	300,000	277,975
BP Capital Markets PLC Company Guar. Notes 3.22% due 04/14/2024	400,000	389,712
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	177,222
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	868,000	869,997
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	447,000	477,392
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	171,675
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	194,872
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	193,418
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,588,715
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	350,992
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	223,149
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	173,714
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028*	56,000	49,890
Petroleos Mexicanos Company Guar. Notes 5.50% due 01/21/2021	700,000	705,600
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	112,000	114,596
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	1,353,000	1,309,704
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029*	378,000	361,746
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	334,656
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	192,753
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	1,049,000	932,215
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	1,610,000	1,486,037

Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	326,000	317,336
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	691,589
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	88,245
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	710,946

		13,384,146

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	535,564

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(2)(4)(7)	731,485	21,944
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 5.53% (3 ML+3.00%) due 04/28/2023†*(2)(7)	59,786	1,794
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.53% (3 ML+3.00%) due 04/30/2023†*(2)(7)	123,679	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 5.53% (3 ML+3.00%) due 04/28/2027†*(2)(7)	1,756,853	0

		23,738

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	273,546
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	2,425,000	2,383,418
Enbridge, Inc. Senior Bonds 4.50% due 06/10/2044	150,000	135,608
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	258,027
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	356,701
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	288,773
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	190,646

		3,886,719

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	241,986

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	381,879

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	230,086
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	235,853

		465,939

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	191,143
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	4,655,368

		4,846,511

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	140,412
Telefonica Emisiones SAU Company Guar. Notes 4.10% due 03/08/2027	67,000	63,718
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	237,556

		441,686

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,197,250

Tobacco — 0.3%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,518,107

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	600,000	616,598
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	101,000	112,912

		729,510

Total Foreign Corporate Bonds & Notes (cost $140,164,623)		133,606,839

U.S. GOVERNMENT AGENCIES — 26.2%
Federal Home Loan Mtg. Corp. — 6.6%
3.00% due 01/01/2038	1,735,736	1,665,170
3.00% due 08/15/2042 STRIPS(5)	1,611,607	1,533,609
3.00% due 03/01/2043	1,302,752	1,243,301
3.00% due 04/01/2043	92,820	88,576
3.00% due 05/01/2043	152,507	145,476
3.00% due 01/15/2044 STRIPS(5)	639,414	614,723
3.00% due 10/01/2046	6,719,128	6,373,870
3.00% due 02/01/2047	1,940,440	1,838,129
3.00% due 03/01/2048	1,547,326	1,464,184
3.00% due 09/01/2048	348,883	330,198
3.00% due November 30 TBA	2,500,000	2,364,173
3.50% due 11/01/2037	1,201,514	1,188,550
3.50% due 05/01/2038	360,924	355,433
3.50% due 02/01/2042	171,240	168,232
3.50% due 05/01/2042	51,338	50,430
3.50% due 07/01/2042	243,056	238,785
3.50% due 07/15/2042 STRIPS(5)	2,748,592	2,696,374
3.50% due 03/01/2043	136,235	133,828
3.50% due 09/01/2045	5,520,944	5,392,609
3.50% due 12/01/2045	3,079,247	3,008,633
3.50% due 11/01/2046	3,235,849	3,158,931
3.50% due 12/01/2046	1,924,382	1,878,661
3.50% due 03/01/2048	5,452,326	5,310,750
3.50% due 09/01/2048	4,566,838	4,447,932
3.50% due November 30 TBA	2,000,000	1,946,719
4.00% due 07/01/2025	102,310	104,264
4.00% due 08/01/2037	234,662	237,425
4.00% due 10/01/2040	155,882	157,282
4.00% due 11/01/2040	96,917	97,786
4.00% due 01/01/2041	911,691	919,883
4.00% due 04/01/2044	1,185,255	1,188,921
4.00% due 01/01/2046	1,109,908	1,120,535
4.00% due 08/01/2048	3,958,149	3,960,940
4.00% due 10/01/2048	2,018,223	2,019,542
4.50% due 07/01/2025	28,504	29,330
4.50% due 07/01/2040	699,539	724,815
4.50% due 03/01/2041	42,190	43,718
4.50% due 05/01/2041	97,866	101,409
4.50% due 05/01/2042	1,883,135	1,951,165
5.00% due 09/01/2019	9,497	9,663
5.00% due 11/01/2035	21,941	23,187
5.00% due 10/01/2036	38,547	40,796
5.00% due 12/01/2036	20,470	21,667
5.00% due 10/01/2037	7,271	7,697
5.00% due 08/01/2039	29,890	31,559
5.00% due 01/01/2040	35,952	37,953
5.00% due 04/01/2040	19,745	20,852
5.50% due 08/01/2019	11,660	11,734
5.50% due 05/01/2036	8,262	8,884
5.50% due 12/01/2036	2,966	3,191
5.50% due 01/01/2038	27,543	29,619
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	652,855
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,286,714
Series 2016-K722, Class B 3.84% due 07/25/2049*(3)(4)	625,000	621,241
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	623,055
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(3)	4,448,904	4,403,099
Series KJO2, Class A2 2.60% due 09/25/2020(3)	81,014	80,346
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,020,278
Series K055, Class A2 2.67% due 03/25/2026(3)	2,400,000	2,264,149
Series K720, Class A2 2.72% due 06/25/2022(3)	930,138	912,933
Series K054, Class A2 2.75% due 01/25/2026(3)	1,419,000	1,347,159
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,672,727
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,410,311
Series KJ09, Class A2 2.84% due 09/25/2022(3)	751,000	737,037
Series K715, Class A2 2.86% due 01/25/2021(3)	205,000	203,364
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	923,293
Series K064, Class A2 3.22% due 03/25/2027(3)	1,994,000	1,934,634
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	749,076
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,113,480
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	403,877
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,119,368
Series K007, Class A2 4.22% due 03/25/2020(3)	359,651	363,620
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 2.96% (1 ML+0.70%) due 09/25/2022(3)	467,325	468,056

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	1,038,899	1,035,942
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	4,682,000	4,620,205
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	689,892
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,176,369
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	658,676
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	3,000,000	2,995,799
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,260,259
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	2,745,424
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,262,930
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(5)(17)	742,428	647,599
Series 3582, Class MO zero coupon due 10/15/2039(5)(17)	670,607	595,202
Series 4371, Class GZ 2.00% due 05/15/2042(5)	1,298,014	982,754
Series 4374, Class NC 3.75% due 02/15/2046(5)	477,567	479,962
Series 2691, Class ZU 5.50% due 09/15/2033(5)	2,580,747	2,762,096
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 2.78% (1 ML+0.50%) due 07/15/2042(5)	398,975	400,618

		123,165,492

Federal National Mtg. Assoc. — 12.9%
zero coupon due 10/09/2019	470,000	457,790
2.35% due 01/01/2023	2,958,034	2,852,981
2.38% due 03/01/2023	7,354,156	7,097,157
2.41% due 05/01/2023	104,484	100,820
2.50% due November 15 TBA	2,050,000	1,962,071
2.55% due 05/01/2023	107,787	104,613
2.70% due 04/01/2025	9,909,523	9,474,833
2.77% due 03/01/2022	479,613	470,776
2.82% due 07/01/2022	3,017,597	2,956,178
2.83% due 05/01/2027	2,500,000	2,339,800
2.83% due 06/01/2027	2,000,000	1,869,451
2.84% due 04/01/2025	3,944,742	3,804,715
2.89% due 05/01/2027	3,840,439	3,628,539
2.92% due 02/01/2030	1,653,138	1,533,055
2.92% due 05/01/2030	2,000,000	1,813,204
2.93% due 01/01/2025	2,948,400	2,857,245
2.94% due 05/01/2030	1,680,000	1,535,145
2.96% due 06/01/2027	1,926,200	1,835,405
2.97% due 06/01/2030	1,988,926	1,880,668
3.00% due 12/01/2031	1,361,222	1,336,984
3.00% due 07/01/2037	548,842	526,976
3.00% due 11/01/2037	1,043,306	1,001,092
3.00% due 05/01/2043	567,635	540,831
3.00% due 06/01/2043	1,781,623	1,700,034
3.00% due 09/01/2046	1,353,574	1,284,438
3.00% due 11/01/2046	4,715,051	4,474,222
3.00% due 12/01/2046	749,516	709,634
3.00% due November 15 TBA	5,500,000	5,397,313
3.03% due 04/01/2030	2,000,000	1,840,682
3.04% due 12/01/2024	2,595,116	2,532,769
3.07% due 09/01/2024	4,194,416	4,103,691
3.10% due 09/01/2025	3,295,886	3,210,018
3.12% due 06/01/2035	2,000,000	1,796,524
3.13% due 04/01/2030	5,000,000	4,673,840
3.13% due 06/01/2030	1,000,000	925,720
3.16% due 02/01/2032	2,817,322	2,586,813
3.20% due 06/01/2030	1,000,000	940,938
3.23% due 11/01/2020	4,517,611	4,515,131
3.30% due 10/01/2021	11,574,093	11,557,044
3.30% due 07/01/2030	1,005,000	948,628
3.48% due 11/01/2020	3,840,216	3,856,452
3.49% due 12/01/2020	3,837,133	3,852,865
3.50% due 04/01/2038	987,521	972,378
3.50% due 01/01/2041	1,151,783	1,131,371
3.50% due 11/01/2041	20,944	20,573
3.50% due 01/01/2042	296,259	291,012
3.50% due 04/01/2043	127,766	125,501
3.50% due 07/01/2043	1,305,014	1,279,856
3.50% due 08/01/2043	628,640	617,496
3.50% due 03/01/2045	1,198,618	1,171,792
3.50% due 11/01/2045	731,942	715,559
3.50% due 07/01/2046	1,880,894	1,837,434
3.50% due 12/01/2046	1,712,548	1,671,739
3.50% due 01/01/2047	4,106,649	4,007,359
3.66% due 10/01/2028	1,900,000	1,883,134
3.76% due 12/01/2035	1,920,581	1,899,901
3.77% due 12/01/2025	1,500,000	1,509,336
3.95% due 01/01/2027	139,842	142,368
3.99% due 07/01/2021	1,176,043	1,193,776
4.00% due 04/01/2020	13,605	13,828
4.00% due 01/01/2035	4,832,352	4,921,069
4.00% due 09/01/2040	2,929,080	2,951,252
4.00% due 11/01/2040	1,962,346	1,977,210
4.00% due 02/01/2041	226,291	228,147
4.00% due 06/01/2041	1,569,723	1,581,640
4.00% due 10/01/2041	1,364,752	1,375,114
4.00% due 11/01/2041	602,741	607,315
4.00% due 01/01/2042	4,498,937	4,533,087
4.00% due 04/01/2042	804,445	811,055
4.00% due 10/01/2042	849,646	856,628
4.00% due 12/01/2042	527,162	531,457
4.00% due 01/01/2043	2,761,415	2,782,541
4.00% due 05/01/2043	1,263,499	1,273,094
4.00% due 06/01/2043	954,007	961,251
4.00% due 07/01/2043	642,197	645,932
4.00% due 01/01/2044	1,276,240	1,285,886
4.00% due 04/01/2044	441,448	444,801
4.00% due 06/01/2045	1,910,385	1,922,595
4.08% due 01/01/2029	827,645	851,658

4.26% due 12/01/2019	279,197	282,303
4.30% due 06/01/2021	921,544	941,945
4.50% due 05/01/2025	16,228	16,649
4.50% due 03/01/2034	87,667	90,236
4.50% due 05/01/2040	34,316	35,548
4.50% due 10/01/2040	37,502	38,850
4.50% due 02/01/2041	1,022,775	1,059,487
4.50% due 04/01/2041	1,706,892	1,767,972
4.50% due 07/01/2042	896,130	928,372
4.50% due 11/01/2042	2,066,155	2,139,522
4.50% due 01/01/2043	1,503,230	1,557,317
4.50% due 04/01/2044	111,796	115,819
4.50% due 06/01/2044	4,204,480	4,350,235
5.00% due 03/01/2034	17,949	18,962
5.00% due 04/01/2034	26,568	28,097
5.00% due 05/01/2035	15,570	16,465
5.00% due 07/01/2035	46,297	48,841
5.00% due 08/01/2035	36,340	38,415
5.00% due 09/01/2035	12,276	12,975
5.00% due 10/01/2035	48,466	51,267
5.00% due 10/01/2039	23,614	24,966
5.00% due 11/01/2039	57,422	60,711
5.00% due 12/01/2039	57,752	61,038
5.00% due 02/01/2040	47,617	50,350
5.00% due 06/01/2040	37,028	39,160
5.00% due 03/01/2042	6,680,433	7,061,984
5.50% due 11/01/2034	3,919	4,201
5.50% due 01/01/2036	150,718	161,549
5.50% due 11/01/2036	43,336	46,451
5.50% due 06/01/2037	134,220	143,669
5.50% due 08/01/2037	135,636	145,391
5.50% due 01/01/2038	24,120	25,700
5.50% due 12/01/2038	3,240,436	3,473,291
5.58% due 03/01/2038	1,827,366	1,937,680
6.00% due 02/01/2033	42,816	45,980
6.00% due 10/01/2035	12,533	13,669
6.00% due 01/01/2036	19,575	21,362
6.00% due 02/01/2037	14,545	15,865
6.00% due 03/01/2037	8,135	8,853
6.00% due 04/01/2037	12,545	13,679
6.00% due 06/01/2037	143,594	156,074
6.00% due 06/01/2038	60,177	65,719
6.00% due 10/01/2038	7,929	8,598
Federal National Mtg. Assoc. FRS
2.57% (1 ML+0.49%) due 11/01/2023	588,671	588,688
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027(3)	1,525,305	1,419,176
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(5)(17)	1,195,126	983,273
Series 2012-96, Class CB 1.50% due 04/25/2039(5)	840,888	807,748
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	3,280,000	3,115,298
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	15,000,000	14,379,585
Series 2016-38, Class NA 3.00% due 01/25/2046(5)	675,625	654,785
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	482,757	484,305
Series 2011-104, Class NY 4.00% due 03/25/2039(5)	1,426,448	1,434,679
Series 2010-45, Class A1 5.00% due 02/25/2021(5)(8)	284,182	5,551
Series 2010-47, Class MB 5.00% due 09/25/2039(5)	2,062,715	2,170,013
Series 2005-93, Class PZ 5.50% due 10/25/2035(5)	1,439,243	1,575,445
Series 2002-56, Class ZQ 6.00% due 09/25/2032(5)	531,584	582,047
Series 2005-109, Class GE 6.00% due 12/25/2035(5)	1,397,000	1,544,810
Series 2009-39, Class Z 6.00% due 06/25/2039(5)	2,908,163	3,171,652
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 3.09% (1 ML+0.93%) due 11/25/2022(3)	718,426	724,816
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.49% due 12/25/2026(3)(4)	1,850,000	1,699,702
Series 2017-M4, Class A2 2.60% due 12/25/2026(3)(4)	2,403,000	2,221,646
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	1,932,134
Series 2018-M4, Class A2 3.04%due 03/25/2028(3)(4)	845,000	796,316
Series 2015-M2, Class A3 3.05% due 12/25/2024(3)(4)	906,648	888,052
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,139,153
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,248,000	1,186,818
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,487,553
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	563,765
Series 2017-M5, Class A2 3.18% due 04/25/2029(3)(4)	1,062,000	999,894
Series 2018-M10, Class A2 3.39% due 07/25/2028(3)(4)	1,514,000	1,464,708
Series 2018-M12, Class A2 3.64% due 08/25/2030(3)(4)	1,800,000	1,759,239

		240,819,298

Government National Mtg. Assoc. — 6.0%
3.00% due 11/20/2047	1,514,168	1,448,834
3.00% due 01/20/2048	10,610,648	10,151,910
3.00% due November 30 TBA	3,500,000	3,346,260
3.50% due 10/20/2033	1,106,818	1,098,553
3.50% due 11/15/2040	86,830	85,769
3.50% due 12/15/2041	137,523	135,842
3.50% due 02/15/2042	217,980	214,964
3.50% due 04/15/2042	27,329	26,996
3.50% due 11/20/2047	13,998,250	13,758,690
3.50% due 08/20/2048	4,665,783	4,585,901

4.00% due 12/20/2042	1,243,770	1,262,949
4.00% due 09/20/2044	590,558	595,702
4.00% due 04/20/2048	4,873,260	4,908,238
4.00% due November 30 TBA	875,000	880,605
4.25% due 01/20/2045	1,674,058	1,719,928
4.25% due 02/20/2045	1,862,835	1,914,589
4.25% due 04/20/2045	1,436,843	1,471,600
4.25% due 06/20/2045	905,943	927,964
4.50% due 04/15/2039	78,113	81,472
4.50% due 05/15/2039	42,094	43,994
4.50% due 09/15/2039	53,399	55,940
4.50% due 01/15/2040	216,914	224,617
4.50% due 02/15/2040	286,170	296,132
4.50% due 03/15/2040	111,283	115,132
4.50% due 04/15/2040	142,189	146,901
4.50% due 06/15/2040	187,452	194,223
4.50% due 07/15/2040	60,478	62,638
4.50% due 01/20/2041	109,847	114,294
4.50% due 06/20/2041	112,220	116,746
4.50% due 09/20/2041	1,711,111	1,780,039
4.50% due 07/20/2045	1,389,771	1,426,551
4.50% due 05/20/2048	2,227,885	2,295,451
5.50% due 12/15/2036	67,560	72,577
5.50% due 04/15/2038	17,348	18,444
5.50% due 01/20/2042	54,337	57,815
6.00% due 12/15/2032	33,203	35,713
6.00% due 01/15/2039	36,489	39,086
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(5)(17)	265,733	209,461
Series 2005-55, Class Z 4.75% due 07/20/2035(5)	3,780,996	3,975,218
Series 2009-92, Class ZC 5.00% due 10/20/2039(5)	1,817,984	1,962,999
Series 2010-105, Class B 5.00% due 08/20/2040(5)	1,833,877	1,935,859
Series 2009-33, Class DB 5.50% due 05/20/2039(5)	514,759	525,444
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 2.55% (1 ML+0.47%) due 02/20/2065(5)	2,436,505	2,439,369
Series 2015-H15, Class FJ 2.55% (1 ML+0.44%) due 06/20/2065(5)	819,016	819,585
Series 2015-H16, Class FG 2.55% (1 ML+0.44%) due 07/20/2065(5)	1,497,784	1,498,807
Series 2015-H16, Class FL 2.55% (1 ML+0.44%) due 07/20/2065(5)	3,049,587	3,051,830
Series 2011-H06, Class FA 2.56% (1 ML+0.45%) due 02/20/2061(5)	1,388,197	1,388,865
Series 2015-H05, Class FC 2.59% (1 ML+0.48%) due 02/20/2065(5)	3,806,140	3,814,493
Series 2015-H06, Class FA 2.59% (1 ML+0.48%) due 02/20/2065(5)	3,177,894	3,183,158
Series 2015-H08, Class FC 2.59% (1 ML+0.48%) due 03/20/2065(5)	6,832,059	6,846,568
Series 2015-H10, Class FC 2.59% (1 ML+0.48%) due 04/20/2065(5)	3,930,404	3,939,251
Series 2015-H12, Class FA 2.59% (1 ML+0.48%) due 05/20/2065(5)	2,322,580	2,327,526
Series 2013-H18, Class EA 2.61% (1 ML+0.50%) due 07/20/2063(5)	2,270,268	2,273,222
Series 2015-H23, Class FB 2.63% (1 ML+0.52%) due 09/20/2065(5)	1,208,810	1,213,400
Series 2015-H26, Class FG 2.63% (1 ML+0.52%) due 10/20/2065(5)	841,720	845,067
Series 2012-H08, Class FB 2.71% (1 ML+0.60%) due 03/20/2062(5)	1,783,968	1,790,196
Series 2014-H09, Class TA 2.71% (1 ML+0.60%) due 04/20/2064(5)	1,005,803	1,010,145
Series 2015-H29, Class FL 2.71% (1 ML+0.60%) due 11/20/2065(5)	2,983,400	3,004,375
Series 2015-H30, Class FE 2.71% (1 ML+0.60%) due 11/20/2065(5)	3,270,258	3,294,271
Series 2015-H32, Class FH 2.77% (1 ML+0.66%) due 12/20/2065(5)	983,350	992,771
Series 2016-H26, Class FC 3.11% (1 ML+1.00%) due 12/20/2066(5)	616,903	630,616
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(3)(4)	852,902	845,750
Series 2015-137, Class WA 5.49% due 01/20/2038(4)(5)	53,144	57,224
Series 2015-137, Class W 5.57% due 10/20/2040(4)(5)	2,668,484	2,862,341

		112,450,870

Resolution Funding Corp — 0.2%
zero coupon due 10/15/2019	880,000	856,867
zero coupon due 07/15/2020	1,350,000	1,284,667
zero coupon due 01/15/2030	1,000,000	667,435

		2,808,969

Small Business Administration — 0.5%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,085,618	1,016,148
Series 2012-20H, Class 1 2.37% due 08/01/2032	658,395	627,967

Series 2013-20F, Class 1 2.45% due 06/01/2033	1,644,834	1,585,961
Series 2013-20G, Class 1 3.15% due 07/01/2033	2,171,942	2,155,154
Series 2013-20H, Class 1 3.16% due 08/01/2033	2,040,824	2,026,455
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,029,555	1,034,646

		8,446,331

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	426,681
4.63% due 09/15/2060	240,000	270,573

		697,254

Total U.S. Government Agencies (cost $510,085,014)		488,388,214

U.S. GOVERNMENT TREASURIES — 21.8%
United States Treasury Bonds — 12.7%
zero coupon due 02/15/2020 STRIPS	1,770,000	1,708,951
zero coupon due 05/15/2020 STRIPS	3,790,000	3,629,949
zero coupon due 08/15/2020 STRIPS	5,590,000	5,310,851
zero coupon due 02/15/2021 STRIPS	7,740,000	7,243,362
zero coupon due 05/15/2021 STRIPS	11,790,000	10,953,008
zero coupon due 08/15/2021 STRIPS	2,430,000	2,239,634
zero coupon due 11/15/2021 STRIPS	60,000	54,905
zero coupon due 02/15/2022 STRIPS	2,070,000	1,877,621
zero coupon due 05/15/2022 STRIPS	3,980,000	3,582,445
zero coupon due 08/15/2022 STRIPS	4,500,000	4,019,997
zero coupon due 11/15/2022 STRIPS	7,260,000	6,435,071
zero coupon due 02/15/2023 STRIPS	7,735,000	6,800,718
zero coupon due 05/15/2023 STRIPS	8,880,000	7,746,630
zero coupon due 08/15/2023 STRIPS	3,185,000	2,758,355
zero coupon due 05/15/2024 STRIPS	90,000	76,053
zero coupon due 11/15/2024 STRIPS	710,000	589,822
zero coupon due 02/15/2025 STRIPS	800,000	659,080
zero coupon due 08/15/2026 STRIPS	90,000	70,445
zero coupon due 11/15/2026 STRIPS	3,240,000	2,512,339
zero coupon due 02/15/2027 STRIPS	5,490,000	4,221,311
zero coupon due 05/15/2027 STRIPS	2,430,000	1,851,072
zero coupon due 08/15/2027 STRIPS	1,170,000	883,346
zero coupon due 11/15/2027 STRIPS	1,620,000	1,212,162
zero coupon due 02/15/2028 STRIPS	1,800,000	1,334,476
zero coupon due 05/15/2028 STRIPS	2,970,000	2,182,737
zero coupon due 08/15/2028 STRIPS	1,440,000	1,049,554
zero coupon due 11/15/2028 STRIPS	1,260,000	909,374
zero coupon due 02/15/2029 STRIPS	1,800,000	1,287,451
zero coupon due 05/15/2029 STRIPS	1,260,000	893,216
zero coupon due 08/15/2029 STRIPS	2,070,000	1,455,628
zero coupon due 11/15/2029 STRIPS	4,210,000	2,933,799
zero coupon due 02/15/2030 STRIPS	3,330,000	2,301,660
zero coupon due 05/15/2030 STRIPS	2,700,000	1,852,139
zero coupon due 08/15/2030 STRIPS	2,660,000	1,806,689
zero coupon due 11/15/2030 STRIPS	1,270,000	854,710
zero coupon due 02/15/2031 STRIPS	800,000	534,192
zero coupon due 05/15/2031 STRIPS	2,520,000	1,666,678
zero coupon due 08/15/2031 STRIPS	2,000,000	1,311,571
zero coupon due 11/15/2031 STRIPS	2,440,000	1,585,345
zero coupon due 02/15/2032 STRIPS	2,490,000	1,604,459
zero coupon due 05/15/2032 STRIPS	5,010,000	3,200,869
zero coupon due 08/15/2032 STRIPS	2,800,000	1,773,359
zero coupon due 11/15/2032 STRIPS	2,770,000	1,738,060
zero coupon due 02/15/2033 STRIPS	490,000	304,822
zero coupon due 05/15/2033 STRIPS	400,000	246,600
zero coupon due 08/15/2033 STRIPS	630,000	385,053
zero coupon due 11/15/2033 STRIPS	5,725,000	3,463,101
zero coupon due 02/15/2034 STRIPS	1,765,000	1,058,361
zero coupon due 05/15/2034 STRIPS	8,800,000	5,227,882
zero coupon due 08/15/2034 STRIPS	540,000	318,162
zero coupon due 11/15/2034 STRIPS	630,000	367,905
zero coupon due 02/15/2035 STRIPS	540,000	312,657
zero coupon due 05/15/2035 STRIPS	990,000	567,946
1.75% due 01/15/2028 TIPS(9)	1,408,165	1,483,799
2.50% due 01/15/2029 TIPS(9)	4,474,426	5,053,887
2.50% due 02/15/2045	3,900,000	3,287,121
2.75% due 08/15/2042	1,300,000	1,162,738
2.75% due 11/15/2042	150,000	133,998
2.88% due 05/15/2043	14,027,800	12,797,628
2.88% due 08/15/2045	2,600,000	2,357,977
2.88% due 11/15/2046	4,899,000	4,430,724
3.00% due 02/15/2048	7,791,200	7,204,730
3.13% due 11/15/2041	1,275,000	1,223,253
3.13% due 02/15/2043	3,050,000	2,910,605
3.13% due 05/15/2048	138,000	130,874
3.50% due 02/15/2039	22,946,000	23,566,259
3.63% due 08/15/2043	3,900,000	4,046,098
3.63% due 02/15/2044	1,250,000	1,297,461
3.75% due 11/15/2043	23,669,000	25,063,252
3.88% due 08/15/2040	2,200,000	2,375,055
4.25% due 05/15/2039	270,000	306,967
4.25% due 11/15/2040	543,000	617,811
4.38% due 02/15/2038	1,764,000	2,037,007
4.38% due 11/15/2039	2,200,000	2,543,578
4.38% due 05/15/2040	1,700,000	1,966,953
4.38% due 05/15/2041	1,400,000	1,621,266
4.50% due 02/15/2036	2,191,000	2,551,231
4.50% due 05/15/2038	450,000	528,117
4.50% due 08/15/2039	2,250,000	2,642,695
5.00% due 05/15/2037	2,000,000	2,480,313
5.25% due 11/15/2028	90,000	105,979

		236,892,958

United States Treasury Notes — 9.1%
zero coupon due 11/15/2019	540,000	525,004
zero coupon due 02/15/2020	3,790,000	3,657,617
zero coupon due 11/15/2041	5,400,000	2,474,752
0.13% due 04/15/2019 TIPS(9)	774,763	768,055
0.13% due 01/15/2022 TIPS(9)	4,322,398	4,195,852
1.13% due 02/28/2021	2,000,000	1,920,469
1.38% due 09/30/2019	21,975,000	21,714,905
1.38% due 01/15/2020 TIPS(9)	2,122,102	2,127,518
1.38% due 01/31/2021	630,000	609,205
1.38% due 08/31/2023	3,500,000	3,247,070
1.50% due 02/28/2023	2,000,000	1,880,234
1.63% due 06/30/2019	19,472,000	19,348,779
1.63% due 11/30/2020	25,695,000	25,040,580
1.63% due 02/15/2026	11,400	10,313
1.63% due 05/15/2026	212,000	191,098
1.75% due 11/30/2021	30,578,000	29,510,159

1.75% due 09/30/2022	2,975,000	2,841,125
1.75% due 01/31/2023	4,000,000	3,804,063
1.75% due 05/15/2023	500,000	473,984
2.00% due 02/28/2021	540,000	529,031
2.00% due 10/31/2021	9,500,000	9,245,059
2.00% due 07/31/2022	3,450,000	3,332,350
2.00% due 11/15/2026	350,000	322,273
2.13% due 06/30/2022	1,000,000	971,016
2.13% due 02/29/2024	263,000	251,617
2.25% due 10/31/2024	1,000,000	956,641
2.25% due 11/15/2024	58,000	55,451
2.25% due 02/15/2027	439,000	411,014
2.50% due 08/15/2023	2,000,000	1,956,563
2.63% due 08/15/2020	12,000,000	11,947,031
2.63% due 11/15/2020	270,000	268,576
2.63% due 05/15/2021	2,526,900	2,508,738
2.75% due 02/15/2019(16)	4,189,000	4,193,509
2.75% due 05/31/2023	2,308,000	2,285,912
2.75% due 11/15/2023	600,000	593,203
2.88% due 04/30/2025	225,000	222,530
2.88% due 05/31/2025	2,744,000	2,712,808
2.88% due 05/15/2028	2,394,800	2,339,982

		169,444,086

Total U.S. Government Treasuries (cost $427,997,216)		406,337,044

MUNICIPAL BONDS & NOTES — 0.7%
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,380,858
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	223,140
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/13/2028	1,578,000	1,630,500
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,431,638
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	991,578
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	489,182
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	3,897,801

Total Municipal Bonds & Notes (cost $13,365,956)		13,044,697

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	438,833

Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	540,000	631,552

Sovereign — 0.4%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	312,199
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,109,129
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	197,500
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	314,000
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	120,750
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	184,500
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	60,480
Republic of South Africa Senior Notes 4.85% due 09/27/2027	2,505,000	2,263,894
United Mexican States Senior Notes 3.75% due 01/11/2028	1,347,000	1,240,600
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	192,690
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	347,008
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	957,431

		7,300,181

Total Foreign Government Obligations (cost $9,115,048)		8,370,566

LOANS (7)(12)(13)(14) — 0.3%
Diversified Financial Services — 0.2%
Arivo FRS BTL-A 5.56% (1 ML + 3.50%) due 09/15/2019(2)	772,446	772,446
SART BTL 4.75% due 07/15/2024	2,761,629	2,759,475

		3,531,921

Finance-Other Services — 0.1%
ACRE TL 2017 LLC FRS BTL-A 6.66% (1 ML+4.60%) due 12/15/2020(2)	1,475,000	1,475,000

Total Loans (cost $5,009,536)		5,006,921

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
BPCE SA 12.50% due 09/30/2019*(11)	2,056,000	2,205,224
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(11)	3,380,000	3,033,550

		5,238,774

Diversified Banking Institutions — 0.6%
Bank of America Corp. Series FF 5.88% due 03/15/2028(11)	2,659,000	2,579,230
Bank of America Corp. Series AA 6.10% due 03/17/2025(11)	3,392,000	3,481,040
Bank of America Corp. Series Z 6.50% due 10/23/2024(11)	2,200,000	2,332,990
Royal Bank of Scotland Group PLC 7.50% due 08/10/2020(11)	1,852,000	1,882,558
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(11)	531,000	547,926

		10,823,744

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(11)	316,000	291,115

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(11)	180,000	176,850

Pipelines — 0.0%
Enbridge, Inc. Sub. Notes 6.25% due 03/01/2028	200,000	187,143

Total Preferred Securities/Capital Securities (cost $17,104,473)		16,717,626

OPTIONS — PURCHASED — 0.0%
Exchange-Traded Put Options – Purchased(15) (cost $68,203)	358	53,141

WARRANTS — 0.0%
Bank Commercial — 0.0%
Central Bank of Nigeria VRS Expires 11/15/2020 (strike price $250.00)†(2)(4)(7) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,923,180,275)		1,845,138,748

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 0.1%
State Street Institutional Liquid Reserves Fund, Trust Class 2.28%(10)	1,234,151	1,234,151

U.S. Government Agencies — 1.4%
Federal Home Loan Bank Disc. Notes 2.00% due 11/01/2018	26,667,000	26,667,000

Total Short-Term Investment Securities (cost $27,901,151)		27,901,151

TOTAL INVESTMENTS (cost $1,951,081,426)	100.5%	1,873,039,899
Liabilities in excess of other assets	(0.5)	(9,130,753)

NET ASSETS	100.0%	$1,863,909,146

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $350,826,433 representing 22.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Collateralized Loan Obligation
(2)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $81,533,759 representing 4.4% of net assets.
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2018.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Interest Only
(9)	Principal amount of security is adjusted for inflation.
(10)	The rate shown is the 7-day yield as of October 31, 2018.
(11)	Perpetual maturity - maturity date reflects the next call date.
(12)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(15)	Options – Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
US Treasury 10 Year Note	November 2018	$118	358	$358,000	$68,203	$53,141	$(15,062)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	Principal only

BTL  — Bank Term Loan

CLO  — Collateralized Loan Obligation

REMIC   — Real Estate Mortgage Investment Conduit

STRIPS   — Separate Trading of Registered Interest and Principal Securities

TBA —

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS  — Treasury Inflation Protected Securities

ULC  — Unlimited Liability Corp.

USAID  — United States Agency for International Development

FRS  — Floating Rate Security

VRS  — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
70	Long	U.S. Treasury Ultra Bonds	December 2018	11,122,303	10,445,313	(676,990)
317	Long	U.S. Treasury 2 Year Notes	December 2018	66,967,068	66,778,031	(189,037)
295	Short	U.S. Treasury Ultra 10 Year Notes	December 2018	37,685,117	36,907,266	777,851

						$(88,176)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$303,414,839	$3,404,607	$306,819,446
U.S. Corporate Bonds & Notes	—	466,794,254	—	466,794,254
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	23,738	23,738
Other Industries	—	133,583,101	—	133,583,101
U.S. Government Agencies	—	488,388,214	—	488,388,214
U.S. Government Treasuries	—	406,337,044	—	406,337,044
Municipal Bonds & Notes	—	13,044,697	—	13,044,697
Foreign Government Obligations	—	8,370,566	—	8,370,566
Loans	—	—	5,006,921	5,006,921
Preferred Securities/Capital Securities	—	16,717,626	—	16,717,626
Options-Purchased	53,141	—	—	53,141
Warrants	—	—	0	0
Short-Term Investment Securities:
Registered Investment Companies	1,234,151	—	—	1,234,151
U.S. Government Agencies	—	26,667,000	—	26,667,000

Total Investments at Value	$1,287,292	$1,863,317,341	$8,435,266	$1,873,039,899

Other Financial Instruments:+
Futures Contracts	$777,851	$—	$—	$777,851

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$866,027	$—	$—	$866,027

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.6%
Aerospace/Defense-Equipment — 1.5%
Curtiss-Wright Corp.	14,800	$1,620,008
HEICO Corp., Class A	57,020	3,800,953

		5,420,961

Applications Software — 4.3%
Intuit, Inc.	3,200	675,200
Red Hat, Inc.†	39,500	6,779,780
ServiceNow, Inc.†	44,700	8,092,488

		15,547,468

Auto/Truck Parts & Equipment-Original — 1.3%
Aptiv PLC	55,900	4,293,120
WABCO Holdings, Inc.†	5,000	537,250

		4,830,370

Banks-Commercial — 1.7%
East West Bancorp, Inc.	69,500	3,644,580
First Republic Bank	26,000	2,365,740

		6,010,320

Banks-Super Regional — 0.6%
Comerica, Inc.	24,600	2,006,376

Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	44,300	1,985,969

Building Products-Air & Heating — 1.7%
Lennox International, Inc.	28,783	6,070,047

Building Products-Cement — 1.6%
Eagle Materials, Inc.	25,800	1,905,072
Vulcan Materials Co.	37,100	3,752,294

		5,657,366

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	23,400	1,629,576

Commercial Services-Finance — 5.7%
Global Payments, Inc.	60,000	6,853,800
S&P Global, Inc.	36,000	6,563,520
Square, Inc., Class A†	44,300	3,253,835
Worldpay, Inc., Class A†	43,600	4,004,224

		20,675,379

Computer Aided Design — 1.4%
Autodesk, Inc.†	39,700	5,131,225

Computer Software — 1.2%
Splunk, Inc.†	42,700	4,263,168

Consulting Services — 3.2%
Booz Allen Hamilton Holding Corp.	61,100	3,026,894
Gartner, Inc.†	27,000	3,983,040
Verisk Analytics, Inc.†	38,800	4,649,792

		11,659,726

Data Processing/Management — 1.9%
DocuSign, Inc.†	33,300	1,396,602
Fiserv, Inc.†	70,400	5,582,720

		6,979,322

Distribution/Wholesale — 3.2%
Copart, Inc.†	84,600	4,137,786
LKQ Corp.†	114,400	3,119,688
WW Grainger, Inc.	14,700	4,174,359

		11,431,833

Diversified Manufacturing Operations — 0.7%
Parker-Hannifin Corp.	16,500	2,501,895

Drug Delivery Systems — 1.4%
DexCom, Inc.†	38,200	5,071,814

E-Commerce/Products — 0.7%
Wayfair, Inc., Class A†	21,800	2,404,322

E-Commerce/Services — 0.7%
GrubHub, Inc.†	26,400	2,448,336

Electronic Components-Misc. — 1.4%
Corning, Inc.	152,400	4,869,180

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	96,800	1,762,728
Microchip Technology, Inc.	40,200	2,644,356

		4,407,084

Electronic Connectors — 1.5%
Amphenol Corp., Class A	61,200	5,477,400

Electronic Measurement Instruments — 1.3%
Fortive Corp.	64,200	4,766,850

Enterprise Software/Service — 3.7%
Guidewire Software, Inc.†	28,000	2,491,160
Paycom Software, Inc.†	24,700	3,092,440
Tyler Technologies, Inc.†	16,800	3,555,888
Veeva Systems, Inc., Class A†	44,700	4,083,345

		13,222,833

Entertainment Software — 1.8%
Electronic Arts, Inc.†	22,700	2,065,246
Take-Two Interactive Software, Inc.†	33,692	4,341,888

		6,407,134

Finance-Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.	56,500	2,922,180

Finance-Other Services — 1.3%
Nasdaq, Inc.	55,500	4,812,405

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	117,700	2,723,578

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.	66,066	4,701,917

Industrial Automated/Robotic — 0.9%
Nordson Corp.	27,200	3,336,624

Insurance-Property/Casualty — 1.0%
Progressive Corp.	54,300	3,784,710

Internet Content-Information/News — 0.8%
Spotify Technology SA†	20,000	2,993,800

Internet Security — 2.5%
Palo Alto Networks, Inc.†	34,000	6,223,360
Proofpoint, Inc.†	31,500	2,864,925

		9,088,285

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	17,000	2,163,080

Machinery-Construction & Mining — 0.7%
Oshkosh Corp.	42,100	2,363,494

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	12,700	1,874,520

Medical Labs & Testing Services — 1.7%
Catalent, Inc.†	66,900	2,698,746
Teladoc Health, Inc.†	51,800	3,591,812

		6,290,558

Medical-Biomedical/Gene — 4.9%
Alnylam Pharmaceuticals, Inc.†	12,700	1,021,461
BioMarin Pharmaceutical, Inc.†	22,800	2,101,476
Exact Sciences Corp.†	48,600	3,453,030
Exelixis, Inc.†	113,900	1,579,793
Illumina, Inc.†	9,320	2,899,918
Intercept Pharmaceuticals, Inc.†	14,600	1,401,746
Sage Therapeutics, Inc.†	14,700	1,891,596
Spark Therapeutics, Inc.†	24,300	1,093,257
Vertex Pharmaceuticals, Inc.†	12,143	2,057,753

		17,500,030

Medical-Drugs — 1.6%
Jazz Pharmaceuticals PLC†	35,846	5,693,062

Medical-HMO — 2.6%
Centene Corp.†	43,000	5,603,760
WellCare Health Plans, Inc.†	14,200	3,919,058

		9,522,818

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	66,600	2,763,900

Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	23,800	2,094,400

Networking Products — 1.0%
Arista Networks, Inc.†	15,800	3,639,530

Non-Hazardous Waste Disposal — 2.8%
Waste Connections, Inc.	133,100	10,174,164

Office Automation & Equipment — 0.8%
Zebra Technologies Corp., Class A†	17,400	2,893,620

Office Supplies & Forms — 1.2%
Avery Dennison Corp.	48,800	4,427,136

Oil Companies-Exploration & Production — 1.5%
Concho Resources, Inc.†	38,900	5,410,601

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	21,100	1,861,231

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	95,400	3,843,666

Resort/Theme Parks — 0.9%
Vail Resorts, Inc.	12,400	3,116,368

Respiratory Products — 1.1%
ResMed, Inc.	37,900	4,014,368

Retail-Apparel/Shoe — 4.0%
Lululemon Athletica, Inc.†	32,192	4,530,380
Ross Stores, Inc.	100,400	9,939,600

		14,469,980

Retail-Auto Parts — 2.3%
O’Reilly Automotive, Inc.†	25,500	8,179,125

Retail-Gardening Products — 1.4%
Tractor Supply Co.	56,200	5,164,218

Retail-Perfume & Cosmetics — 0.9%
Ulta Beauty, Inc.†	11,300	3,102,076

Schools — 1.1%
Bright Horizons Family Solutions, Inc.†	33,200	3,815,012

Semiconductor Components-Integrated Circuits — 0.9%
Marvell Technology Group, Ltd.	188,825	3,098,618

Semiconductor Equipment — 1.9%
Lam Research Corp.	31,300	4,436,149
Teradyne, Inc.	67,500	2,325,375

		6,761,524

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	14,000	882,840

Tools-Hand Held — 0.8%
Stanley Black & Decker, Inc.	25,700	2,994,564

Transport-Marine — 0.5%
Kirby Corp.†	24,100	1,733,754

Transport-Truck — 1.7%
Old Dominion Freight Line, Inc.	23,600	3,077,912
XPO Logistics, Inc.†	34,300	3,065,734

		6,143,646

Veterinary Diagnostics — 0.3%
Elanco Animal Health, Inc.†	35,100	1,069,848

Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	78,700	5,758,479

Total Long-Term Investment Securities (cost $303,329,458)		348,059,683

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $12,446,145 collateralized by $10,525,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $12,698,644. (cost $12,446,000)	$12,446,000	12,446,000

TOTAL INVESTMENTS (cost $315,775,458)	100.1%	360,505,683
Liabilities in excess of other assets	(0.1)	(331,725)

NET ASSETS	100.0%	$360,173,958

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$348,059,683	$—	$—	$348,059,683
Repurchase Agreements	—	12,446,000	—	12,446,000

Total Investments at Value	$348,059,683	$12,446,000	$—	$360,505,683

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.9%
Aerospace/Defense — 2.7%
Boeing Co.	9,880	$3,506,017
General Dynamics Corp.	2,575	444,393
Lockheed Martin Corp.	2,841	834,828
Northrop Grumman Corp.	2,189	573,408
Raytheon Co.	3,218	563,279
Rockwell Collins, Inc.	3,039	389,053
TransDigm Group, Inc.†	895	295,574

		6,606,552

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	1,369	203,584

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,856	89,144

Airlines — 0.2%
American Airlines Group, Inc.	4,093	143,582
Southwest Airlines Co.	6,389	313,700

		457,282

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	2,800	48,048
Michael Kors Holdings, Ltd.†	2,761	152,987
VF Corp.	3,727	308,894

		509,929

Applications Software — 7.6%
Intuit, Inc.	4,783	1,009,213
Microsoft Corp.	141,797	15,145,338
Red Hat, Inc.†	3,280	562,979
salesforce.com, Inc.†	13,993	1,920,399

		18,637,929

Athletic Footwear — 0.5%
NIKE, Inc., Class B	15,864	1,190,435

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	4,895	375,936
BorgWarner, Inc.	2,588	101,993
Garrett Motion, Inc.†	810	12,288

		490,217

Banks-Commercial — 0.1%
SVB Financial Group†	984	233,434

Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,230	209,776

Banks-Super Regional — 0.1%
Comerica, Inc.	1,616	131,801

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	31,850	1,524,978
Monster Beverage Corp.†	7,356	388,764
PepsiCo, Inc.	12,815	1,440,150

		3,353,892

Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	2,088	96,758
Constellation Brands, Inc., Class A	3,104	618,410

		715,168

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,634	118,082

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	501	85,811
Vulcan Materials Co.	1,247	126,122

		211,933

Building Products-Wood — 0.0%
Masco Corp.	3,753	112,590

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,815	107,448

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	6,345	228,166
Lennar Corp., Class A	3,183	136,806
PulteGroup, Inc.	4,832	118,722

		483,694

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	3,301	1,057,541
Comcast Corp., Class A	42,276	1,612,407

		2,669,948

Casino Hotels — 0.1%
MGM Resorts International	4,158	110,935
Wynn Resorts, Ltd.	1,808	181,885

		292,820

Chemicals-Diversified — 0.2%
FMC Corp.	2,490	194,419
PPG Industries, Inc.	2,148	225,734

		420,153

Chemicals-Specialty — 0.1%
Albemarle Corp.	1,183	117,377
International Flavors & Fragrances, Inc.	1,142	165,202

		282,579

Coatings/Paint — 0.2%
Sherwin-Williams Co.	1,520	598,074

Commercial Services — 0.3%
Cintas Corp.	1,592	289,537
Ecolab, Inc.	2,163	331,264

		620,801

Commercial Services-Finance — 2.2%
Automatic Data Processing, Inc.	8,101	1,167,192
Equifax, Inc.	1,314	133,292
FleetCor Technologies, Inc.†	1,634	326,849
Global Payments, Inc.	2,925	334,123
H&R Block, Inc.	2,432	64,545
Moody’s Corp.	3,087	449,097
PayPal Holdings, Inc.†	21,888	1,842,751
S&P Global, Inc.	4,651	847,970
Total System Services, Inc.	3,103	282,839
Western Union Co.	3,225	58,179

		5,506,837

Computer Aided Design — 0.4%
ANSYS, Inc.†	1,559	233,149
Autodesk, Inc.†	2,466	318,731
Cadence Design Systems, Inc.†	5,230	233,101
Synopsys, Inc.†	2,748	246,028

		1,031,009

Computer Data Security — 0.1%
Fortinet, Inc.†	2,658	218,434

Computer Services — 0.9%
Accenture PLC, Class A	7,465	1,176,633

Cognizant Technology Solutions Corp., Class A	10,729	740,623
DXC Technology Co.	2,704	196,933

		2,114,189

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,254	90,602
Citrix Systems, Inc.†	1,335	136,797

		227,399

Computers — 7.5%
Apple, Inc.	84,847	18,569,614

Computers-Memory Devices — 0.2%
NetApp, Inc.	4,794	376,281

Consulting Services — 0.2%
Gartner, Inc.†	1,679	247,686
Verisk Analytics, Inc.†	1,949	233,568

		481,254

Consumer Products-Misc. — 0.2%
Clorox Co.	1,350	200,407
Kimberly-Clark Corp.	2,829	295,065

		495,472

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,136	104,296
Sealed Air Corp.	1,116	36,114

		140,410

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	7,542	449,126
Estee Lauder Cos., Inc., Class A	4,145	569,689
Procter & Gamble Co.	17,031	1,510,309

		2,529,124

Cruise Lines — 0.2%
Carnival Corp.	3,356	188,070
Norwegian Cruise Line Holdings, Ltd.†	3,768	166,056
Royal Caribbean Cruises, Ltd.	2,091	218,990

		573,116

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	2,151	251,538
Fidelity National Information Services, Inc.	3,770	392,457
Fiserv, Inc.†	7,488	593,798
Paychex, Inc.	3,848	252,006

		1,489,799

Decision Support Software — 0.1%
MSCI, Inc.	1,643	247,074

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	1,352	299,062

Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	5,363	1,253,065

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,601	339,604

Distribution/Wholesale — 0.2%
Copart, Inc.†	3,780	184,880
Fastenal Co.	2,971	152,739
LKQ Corp.†	3,411	93,018

		430,637

Diversified Banking Institutions — 0.9%
Bank of America Corp.	82,449	2,267,348

Diversified Manufacturing Operations — 1.3%
3M Co.	10,847	2,063,750
A.O. Smith Corp.	2,673	121,701
Illinois Tool Works, Inc.	5,705	727,787
Ingersoll-Rand PLC	1,905	182,766
Parker-Hannifin Corp.	1,371	207,885

		3,303,889

Drug Delivery Systems — 0.1%
Nektar Therapeutics†	3,189	123,351

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	7,576	12,106,524
eBay, Inc.†	17,200	499,316

		12,605,840

E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	878	1,645,881
Expedia Group, Inc.	1,297	162,683
TripAdvisor, Inc.†	700	36,498

		1,845,062

Electric Products-Misc. — 0.2%
AMETEK, Inc.	4,288	287,639
Emerson Electric Co.	4,765	323,448

		611,087

Electric-Integrated — 0.6%
Dominion Energy, Inc.	4,594	328,104
FirstEnergy Corp.	3,685	137,377
NextEra Energy, Inc.	4,448	767,280
WEC Energy Group, Inc.	2,451	167,648

		1,400,409

Electronic Components-Misc. — 0.2%
Corning, Inc.	14,978	478,547
Garmin, Ltd.	1,117	73,901

		552,448

Electronic Components-Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	5,394	98,225
Broadcom, Inc.	7,982	1,783,897
Intel Corp.	48,601	2,278,415
IPG Photonics Corp.†	666	88,944
Microchip Technology, Inc.	4,356	286,538
Micron Technology, Inc.†	21,447	808,981
NVIDIA Corp.	11,243	2,370,362
Qorvo, Inc.†	2,323	170,764
Skyworks Solutions, Inc.	3,310	287,175
Texas Instruments, Inc.	17,977	1,668,805
Xilinx, Inc.	2,853	243,560

		10,085,666

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,554	497,083

TE Connectivity, Ltd.	4,639	349,873

		846,956

Electronic Forms — 0.9%
Adobe Systems, Inc.†	9,055	2,225,357

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	5,895	381,937
FLIR Systems, Inc.	1,736	80,394
Fortive Corp.	3,754	278,735

		741,066

Electronic Security Devices — 0.1%
Allegion PLC	1,142	97,904
Resideo Technologies, Inc.†	1,350	28,424

		126,328

Enterprise Software/Service — 0.5%
Oracle Corp.	26,657	1,301,928

Entertainment Software — 0.7%
Activision Blizzard, Inc.	14,098	973,467
Electronic Arts, Inc.†	5,637	512,854
Take-Two Interactive Software, Inc.†	1,368	176,294

		1,662,615

Finance-Credit Card — 3.6%
Alliance Data Systems Corp.	533	109,894
American Express Co.	7,834	804,787
Mastercard, Inc., Class A	16,870	3,334,693
Visa, Inc., Class A	32,853	4,528,786

		8,778,160

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	22,235	1,028,146
E*TRADE Financial Corp.	4,802	237,315

		1,265,461

Finance-Other Services — 0.8%
Cboe Global Markets, Inc.	2,068	233,374
CME Group, Inc.	4,220	773,273
Intercontinental Exchange, Inc.	10,604	816,932
Nasdaq, Inc.	1,022	88,617

		1,912,196

Food-Confectionery — 0.1%
Hershey Co.	1,396	149,581

Food-Misc./Diversified — 0.2%
General Mills, Inc.	3,857	168,936
Kellogg Co.	1,685	110,334
McCormick & Co., Inc.	1,099	158,256

		437,526

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	2,206	157,001
Marriott International, Inc., Class A	5,326	622,556

		779,557

Human Resources — 0.0%
Robert Half International, Inc.	1,336	80,868

Independent Power Producers — 0.0%
NRG Energy, Inc.	3,030	109,656

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,571	258,791

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	1,460	225,351
Linde PLC	2,765	457,525

		682,876

Instruments-Controls — 0.6%
Honeywell International, Inc.	8,102	1,173,332
Mettler-Toledo International, Inc.†	466	254,818

		1,428,150

Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,270	109,830
Waters Corp.†	1,425	270,308

		380,138

Insurance Brokers — 0.5%
Aon PLC	2,647	413,409
Arthur J. Gallagher & Co.	1,722	127,445
Marsh & McLennan Cos., Inc.	5,323	451,124
Willis Towers Watson PLC	1,016	145,451

		1,137,429

Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	2,253	106,049
Torchmark Corp.	805	68,151

		174,200

Insurance-Multi-line — 0.1%
Allstate Corp.	3,009	288,021

Insurance-Property/Casualty — 0.3%
Progressive Corp.	10,782	751,505

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	44,596	6,769,227
Netflix, Inc.†	8,052	2,429,932
Twitter, Inc.†	13,313	462,627

		9,661,786

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	652	114,283

Internet Security — 0.0%
Symantec Corp.	5,172	93,872

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	445	50,579
Ameriprise Financial, Inc.	1,810	230,304
BlackRock, Inc.	1,341	551,714
Raymond James Financial, Inc.	1,165	89,344
T. Rowe Price Group, Inc.	4,497	436,164

		1,358,105

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,715	693,344

Machinery-Farming — 0.2%
Deere & Co.	3,272	443,160

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	1,911	540,622

Machinery-Material Handling — 0.1%
Dover Corp.	1,530	126,745

Machinery-Pumps — 0.1%
Xylem, Inc.	2,292	150,309

Medical Information Systems — 0.1%
Cerner Corp.†	6,084	348,492

Medical Instruments — 1.4%
Boston Scientific Corp.†	25,572	924,172
Edwards Lifesciences Corp.†	3,872	571,507
Intuitive Surgical, Inc.†	2,103	1,096,042
Medtronic PLC	10,738	964,487

		3,556,208

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	1,738	213,652
Laboratory Corp. of America Holdings†	1,093	175,481

		389,133

Medical Products — 2.3%
Abbott Laboratories	32,440	2,236,413
ABIOMED, Inc.†	830	283,196
Baxter International, Inc.	5,145	321,614
Becton Dickinson and Co.	4,948	1,140,514
Cooper Cos., Inc.	909	234,804
Hologic, Inc.†	5,032	196,198
Stryker Corp.	5,740	931,143
Varian Medical Systems, Inc.†	897	107,075
Zimmer Biomet Holdings, Inc.	2,107	239,334

		5,690,291

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	2,143	240,166
Amgen, Inc.	7,062	1,361,483
Biogen, Inc.†	2,570	781,974
Celgene Corp.†	13,006	931,229
Gilead Sciences, Inc.	15,581	1,062,312
Illumina, Inc.†	2,718	845,706
Incyte Corp.†	3,263	211,508
Regeneron Pharmaceuticals, Inc.†	1,433	486,131
Vertex Pharmaceuticals, Inc.†	4,726	800,868

		6,721,377

Medical-Drugs — 5.0%
AbbVie, Inc.	28,001	2,179,878
Bristol-Myers Squibb Co.	19,011	960,816
Eli Lilly & Co.	10,782	1,169,200
Johnson & Johnson	26,789	3,750,192
Merck & Co., Inc.	18,196	1,339,408
Pfizer, Inc.	49,864	2,147,144
Zoetis, Inc.	8,910	803,236

		12,349,874

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	838	58,911

Medical-HMO — 3.1%
Aetna, Inc.	3,024	599,962
Anthem, Inc.	2,548	702,152
Centene Corp.†	3,796	494,695
Cigna Corp.	4,500	962,145
UnitedHealth Group, Inc.	17,798	4,651,507
WellCare Health Plans, Inc.†	573	158,142

		7,568,603

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	2,695	359,863

Multimedia — 0.6%
Walt Disney Co.	12,926	1,484,293

Networking Products — 0.8%
Arista Networks, Inc.†	955	219,984
Cisco Systems, Inc.	38,884	1,778,943

		1,998,927

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	1,854	134,749
Waste Management, Inc.	7,293	652,504

		787,253

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,616	146,604

Oil Companies-Exploration & Production — 0.2%
Cabot Oil & Gas Corp.	3,753	90,935
Cimarex Energy Co.	564	44,821
EOG Resources, Inc.	3,749	394,920
Hess Corp.	1,443	82,828

		613,504

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	1,056	129,075
American Tower Corp.	8,152	1,270,163
Apartment Investment & Management Co., Class A	1,280	55,091
AvalonBay Communities, Inc.	1,125	197,303
Boston Properties, Inc.	1,256	151,675
Crown Castle International Corp.	5,216	567,188
Digital Realty Trust, Inc.	2,287	236,156
Equinix, Inc.	1,470	556,748
Essex Property Trust, Inc.	635	159,245
Extra Space Storage, Inc.	2,339	210,650
Federal Realty Investment Trust	639	79,268
Iron Mountain, Inc.	2,381	72,882
Prologis, Inc.	11,641	750,495
Public Storage	1,552	318,889
SBA Communications Corp.†	2,124	344,449
Simon Property Group, Inc.	2,802	514,223
UDR, Inc.	3,267	128,034
Vornado Realty Trust	2,081	141,675

		5,883,209

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,844	235,455

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,530	183,707

Respiratory Products — 0.1%
ResMed, Inc.	2,639	279,523

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	4,595	454,905
Tapestry, Inc.	2,077	87,878

		542,783

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	210	154,029
O’Reilly Automotive, Inc.†	804	257,883

		411,912

Retail-Automobile — 0.0%
CarMax, Inc.†	1,632	110,829

Retail-Building Products — 1.9%
Home Depot, Inc.	21,157	3,721,093
Lowe’s Cos., Inc.	10,198	971,054

		4,692,147

Retail-Discount — 0.3%
Dollar General Corp.	2,357	262,522
Dollar Tree, Inc.†	4,399	370,836

		633,358

Retail-Gardening Products — 0.0%
Tractor Supply Co.	923	84,814

Retail-Jewelry — 0.0%
Tiffany & Co.	846	94,160

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,218	573,354

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	724	198,752

Retail-Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	176	81,018
Darden Restaurants, Inc.	1,377	146,719
McDonald’s Corp.	14,346	2,537,807
Starbucks Corp.	15,966	930,339
Yum! Brands, Inc.	2,641	238,773

		3,934,656

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	6,873	575,339
QUALCOMM, Inc.	9,102	572,425

		1,147,764

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	18,177	597,660
KLA-Tencor Corp.	2,887	264,276
Lam Research Corp.	2,914	413,001

		1,274,937

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	545	119,072

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,405	142,785

Television — 0.1%
CBS Corp., Class B	2,817	161,555

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	762	95,044

Tobacco — 1.0%
Altria Group, Inc.	19,522	1,269,711
Philip Morris International, Inc.	14,373	1,265,830

		2,535,541

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,867	217,543

Toys — 0.1%
Hasbro, Inc.	1,166	106,934
Mattel, Inc.†	1,718	23,330

		130,264

Transport-Rail — 1.0%
CSX Corp.	15,087	1,038,891
Kansas City Southern	888	90,541
Norfolk Southern Corp.	2,330	391,044
Union Pacific Corp.	7,111	1,039,770

		2,560,246

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	1,773	119,110
FedEx Corp.	2,564	564,952
United Parcel Service, Inc., Class B	6,283	669,391

		1,353,453

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	922	101,982

Water — 0.1%
American Water Works Co., Inc.	1,836	162,541

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,984	282,799

Web Portals/ISP — 4.9%
Alphabet, Inc., Class A†	5,527	6,027,636
Alphabet, Inc., Class C†	5,693	6,130,051

		12,157,687

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,001	367,803

Total Common Stocks (cost $223,310,155)		229,308,344

EXCHANGE-TRADED FUNDS — 7.0%
iShares S&P 500 Growth Index Fund	54,814	8,928,104
SPDR Portfolio S&P 500 Growth ETF	235,000	8,257,900

Total Exchange-Traded Funds (cost $17,763,330)		17,186,004

Total Long-Term Investment Securities (cost $241,073,485)		246,494,348

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.25% due 02/07/2019(1) (cost $99,393)	$100,000	99,393

TOTAL INVESTMENTS (cost $241,172,878)	99.9%	246,593,741
Other assets less liabilities	0.1	132,876

NET ASSETS	100.0%	$246,726,617

†	Non-income producing security
#	Effective May 1, 2018, the SA Large Cap Growth Index Portfolio commenced operations.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF	– Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2018	436,746	406,665	$(30,081)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$229,308,344	$—	$—	$229,308,344
Exchange-Traded Funds	17,186,004	—	—	17,186,004
Short-Term Investment Securities	—	99,393	—	99,393

Total Investments at Value	$246,494,348	$99,393	$—	$246,593,741

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$33,081	$—	$—	$33,081

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	32,686	$757,008
Omnicom Group, Inc.	19,109	1,420,181

		2,177,189

Aerospace/Defense — 1.9%
Boeing Co.	45,505	16,147,904
General Dynamics Corp.	23,720	4,093,598
Lockheed Martin Corp.	21,101	6,200,529
Northrop Grumman Corp.	14,830	3,884,718
Raytheon Co.	24,295	4,252,597
Rockwell Collins, Inc.	13,999	1,792,152
TransDigm Group, Inc.†	4,124	1,361,951

		37,733,449

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc.	36,608	744,241
Harris Corp.	10,008	1,488,290
L3 Technologies, Inc.	6,671	1,263,954
United Technologies Corp.	64,054	7,956,147

		11,452,632

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	19,884	955,028
Mosaic Co.	30,203	934,481

		1,889,509

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	47,672	2,252,502

Airlines — 0.4%
Alaska Air Group, Inc.	10,488	644,173
American Airlines Group, Inc.	34,907	1,224,538
Delta Air Lines, Inc.	53,580	2,932,433
Southwest Airlines Co.	43,923	2,156,619
United Continental Holdings, Inc.†	19,502	1,667,616

		8,625,379

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	30,704	526,881
Michael Kors Holdings, Ltd.†	12,718	704,704
PVH Corp.	6,534	789,242
Ralph Lauren Corp.	4,705	609,815
Under Armour, Inc., Class A†	15,847	350,377
Under Armour, Inc., Class C†	16,247	322,178
VF Corp.	27,688	2,294,782

		5,597,979

Appliances — 0.0%
Whirlpool Corp.	5,499	603,570

Applications Software — 4.2%
Intuit, Inc.	22,031	4,648,541
Microsoft Corp.	653,090	69,756,543
Red Hat, Inc.†	15,107	2,592,966
salesforce.com, Inc.†	64,447	8,844,706

		85,842,756

Athletic Footwear — 0.4%
NIKE, Inc., Class B	109,057	8,183,637

Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.	333,424	3,184,199
General Motors Co.	111,752	4,089,006

		7,273,205

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	29,855	1,708,005

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,547	1,731,610
BorgWarner, Inc.	17,789	701,064
Garrett Motion, Inc.†	6,324	95,935

		2,528,609

Banks-Commercial — 0.5%
BB&T Corp.	65,958	3,242,495
Citizens Financial Group, Inc.	40,536	1,514,020
M&T Bank Corp.	12,246	2,025,611
Regions Financial Corp.	93,896	1,593,415
SVB Financial Group†	4,532	1,075,126
Zions Bancorporation	16,557	779,007

		10,229,674

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	78,351	3,708,353
Northern Trust Corp.	19,017	1,788,929
State Street Corp.	32,314	2,221,588

		7,718,870

Banks-Super Regional — 2.1%
Capital One Financial Corp.	40,747	3,638,707
Comerica, Inc.	14,598	1,190,613
Fifth Third Bancorp	56,751	1,531,709
Huntington Bancshares, Inc.	94,045	1,347,665
KeyCorp	89,600	1,627,136
PNC Financial Services Group, Inc.	39,544	5,081,009
SunTrust Banks, Inc.	39,240	2,458,778
US Bancorp	130,419	6,817,001
Wells Fargo & Co.	369,164	19,650,600

		43,343,218

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	325,993	15,608,545
Monster Beverage Corp.†	33,881	1,790,611
PepsiCo, Inc.	120,456	13,536,845

		30,936,001

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	14,354	665,165
Constellation Brands, Inc., Class A	14,297	2,848,391

		3,513,556

Brewery — 0.1%
Molson Coors Brewing Co., Class B	15,941	1,020,224

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	13,307	431,014
Discovery, Inc., Class C†	30,632	897,824

		1,328,838

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,130	543,788

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	78,774	2,518,405

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,367	919,260
Vulcan Materials Co.	11,265	1,139,342

		2,058,602

Building Products-Wood — 0.0%
Masco Corp.	26,187	785,610

Building-Maintenance & Services — 0.0%
Rollins, Inc.	8,362	495,030

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	29,224	1,050,895
Lennar Corp., Class A	24,846	1,067,881
PulteGroup, Inc.	22,254	546,781

		2,665,557

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	15,206	4,871,546
Comcast Corp., Class A	389,432	14,852,937
DISH Network Corp., Class A†	19,510	599,737

		20,324,220

Casino Hotels — 0.1%
MGM Resorts International	43,522	1,161,167
Wynn Resorts, Ltd.	8,328	837,797

		1,998,964

Chemicals-Diversified — 0.8%
DowDuPont, Inc.	196,516	10,596,143
Eastman Chemical Co.	12,033	942,786
FMC Corp.	11,466	895,265
LyondellBasell Industries NV, Class A	27,190	2,427,251
PPG Industries, Inc.	20,612	2,166,115

		17,027,560

Chemicals-Specialty — 0.1%
Albemarle Corp.	9,237	916,495
International Flavors & Fragrances, Inc.	8,620	1,246,969

		2,163,464

Coatings/Paint — 0.1%
Sherwin-Williams Co.	6,999	2,753,897

Commercial Services — 0.3%
Cintas Corp.	7,332	1,333,471
Ecolab, Inc.	21,653	3,316,157
Nielsen Holdings PLC	30,339	788,207
Quanta Services, Inc.†	12,674	395,429

		5,833,264

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	37,311	5,375,769
Equifax, Inc.	10,255	1,040,267
FleetCor Technologies, Inc.†	7,528	1,505,826
Global Payments, Inc.	13,472	1,538,907
H&R Block, Inc.	17,504	464,556
IHS Markit, Ltd.†	30,383	1,596,019
Moody’s Corp.	14,219	2,068,580
PayPal Holdings, Inc.†	100,812	8,487,362
S&P Global, Inc.	21,420	3,905,294
Total System Services, Inc.	14,293	1,302,807
Western Union Co.	38,092	687,180

		27,972,567

Computer Aided Design — 0.3%
ANSYS, Inc.†	7,180	1,073,769
Autodesk, Inc.†	18,619	2,406,506
Cadence Design Systems, Inc.†	24,086	1,073,513
Synopsys, Inc.†	12,655	1,133,002

		5,686,790

Computer Data Security — 0.1%
Fortinet, Inc.†	12,244	1,006,212

Computer Services — 1.1%
Accenture PLC, Class A	54,571	8,601,481
Cognizant Technology Solutions Corp., Class A	49,418	3,411,324
DXC Technology Co.	23,946	1,743,987
International Business Machines Corp.	77,739	8,973,413

		22,730,205

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,436	1,043,001
Citrix Systems, Inc.†	10,976	1,124,711

		2,167,712

Computers — 4.4%
Apple, Inc.	390,789	85,528,081
Hewlett Packard Enterprise Co.	125,338	1,911,404
HP, Inc.	134,771	3,253,372

		90,692,857

Computers-Memory Devices — 0.2%
NetApp, Inc.	22,081	1,733,138
Seagate Technology PLC	22,258	895,439
Western Digital Corp.	24,814	1,068,739

		3,697,316

Consulting Services — 0.1%
Gartner, Inc.†	7,735	1,141,067
Verisk Analytics, Inc.†	14,028	1,681,116

		2,822,183

Consumer Products-Misc. — 0.2%
Clorox Co.	10,909	1,619,441
Kimberly-Clark Corp.	29,610	3,088,323

		4,707,764

Containers-Metal/Glass — 0.1%
Ball Corp.	29,290	1,312,192

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	8,048	738,887
Sealed Air Corp.	13,526	437,701
WestRock Co.	21,727	933,609

		2,110,197

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	73,904	4,400,983
Coty, Inc., Class A	38,366	404,761
Estee Lauder Cos., Inc., Class A	19,090	2,623,730
Procter & Gamble Co.	211,998	18,799,983

		26,229,457

Cruise Lines — 0.2%
Carnival Corp.	34,345	1,924,694
Norwegian Cruise Line Holdings, Ltd.†	17,353	764,747
Royal Caribbean Cruises, Ltd.	14,594	1,528,429

		4,217,870

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	9,907	1,158,525
Fidelity National Information Services, Inc.	28,005	2,915,320
Fiserv, Inc.†	34,487	2,734,819

Paychex, Inc.	27,265	1,785,585

		8,594,249

Decision Support Software — 0.1%
MSCI, Inc.	7,566	1,137,775

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,225	1,376,970
DENTSPLY SIRONA, Inc.	18,937	655,788

		2,032,758

Diagnostic Equipment — 0.7%
Danaher Corp.	52,445	5,213,033
Thermo Fisher Scientific, Inc.	34,305	8,015,363

		13,228,396

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,375	1,564,385

Dialysis Centers — 0.0%
DaVita, Inc.†	10,803	727,474

Distribution/Wholesale — 0.2%
Copart, Inc.†	17,409	851,474
Fastenal Co.	24,439	1,256,409
LKQ Corp.†	27,091	738,772
WW Grainger, Inc.	3,872	1,099,532

		3,946,187

Diversified Banking Institutions — 3.9%
Bank of America Corp.	791,135	21,756,213
Citigroup, Inc.	214,335	14,030,369
Goldman Sachs Group, Inc.	29,905	6,739,690
JPMorgan Chase & Co.	286,241	31,205,994
Morgan Stanley	112,937	5,156,703

		78,888,969

Diversified Manufacturing Operations — 1.4%
3M Co.	49,961	9,505,580
A.O. Smith Corp.	12,311	560,520
Eaton Corp. PLC	36,903	2,644,838
General Electric Co.	740,205	7,476,070
Illinois Tool Works, Inc.	26,277	3,352,157
Ingersoll-Rand PLC	20,893	2,004,474
Parker-Hannifin Corp.	11,273	1,709,325
Textron, Inc.	21,157	1,134,650

		28,387,614

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	14,689	568,171

E-Commerce/Products — 2.8%
Amazon.com, Inc.†	34,894	55,760,961
eBay, Inc.†	79,222	2,299,815

		58,060,776

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	4,043	7,578,927
Cars.com, Inc.†	1	26
Expedia Group, Inc.	10,125	1,269,979
TripAdvisor, Inc.†	8,712	454,243

		9,303,175

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,750	1,324,830
Emerson Electric Co.	53,525	3,633,277

		4,958,107

Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	41,912	1,132,043
PPL Corp.	59,581	1,811,262
Sempra Energy	23,290	2,564,695

		5,508,000

Electric-Integrated — 2.5%
AES Corp.	56,354	821,641
Alliant Energy Corp.	19,910	855,732
Ameren Corp.	20,784	1,342,231
American Electric Power Co., Inc.	41,982	3,079,800
CMS Energy Corp.	24,125	1,194,670
Consolidated Edison, Inc.	26,496	2,013,696
Dominion Energy, Inc.	55,680	3,976,666
DTE Energy Co.	15,481	1,740,064
Duke Energy Corp.	60,670	5,013,162
Edison International	27,749	1,925,503
Entergy Corp.	15,403	1,293,082
Evergy, Inc.	23,139	1,295,553
Eversource Energy	26,989	1,707,324
Exelon Corp.	82,265	3,604,030
FirstEnergy Corp.	41,394	1,543,168
NextEra Energy, Inc.	40,166	6,928,635
PG&E Corp.†	44,045	2,061,746
Pinnacle West Capital Corp.	9,537	784,418
Public Service Enterprise Group, Inc.	43,038	2,299,520
SCANA Corp.	12,147	486,487
Southern Co.	86,372	3,889,331
WEC Energy Group, Inc.	26,873	1,838,113
Xcel Energy, Inc.	43,358	2,124,976

		51,819,548

Electronic Components-Misc. — 0.1%
Corning, Inc.	68,988	2,204,167
Garmin, Ltd.	10,291	680,852

		2,885,019

Electronic Components-Semiconductors — 2.7%
Advanced Micro Devices, Inc.†	73,065	1,330,514
Broadcom, Inc.	36,766	8,216,833
Intel Corp.	392,711	18,410,292
IPG Photonics Corp.†	3,068	409,731
Microchip Technology, Inc.	20,062	1,319,678
Micron Technology, Inc.†	98,779	3,725,944
NVIDIA Corp.	51,782	10,917,199
Qorvo, Inc.†	10,701	786,631
Skyworks Solutions, Inc.	15,244	1,322,569
Texas Instruments, Inc.	82,800	7,686,324
Xilinx, Inc.	21,540	1,838,870

		55,964,585

Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,581	2,289,499
TE Connectivity, Ltd.	29,678	2,238,315

		4,527,814

Electronic Forms — 0.5%
Adobe Systems, Inc.†	41,704	10,249,175

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	27,149	1,758,983
FLIR Systems, Inc.	11,755	544,374
Fortive Corp.	26,195	1,944,979

		4,248,336

Electronic Security Devices — 0.0%
Allegion PLC	8,091	693,641
Resideo Technologies, Inc.†	10,541	221,892

		915,533

Engineering/R&D Services — 0.1%
Fluor Corp.	11,976	525,267
Jacobs Engineering Group, Inc.	10,152	762,314

		1,287,581

Engines-Internal Combustion — 0.1%
Cummins, Inc.	12,796	1,749,085

Enterprise Software/Service — 0.6%
CA, Inc.	26,711	1,184,900
Oracle Corp.	240,739	11,757,693

		12,942,593

Entertainment Software — 0.4%
Activision Blizzard, Inc.	64,933	4,483,623
Electronic Arts, Inc.†	25,961	2,361,932
Take-Two Interactive Software, Inc.†	9,695	1,249,395

		8,094,950

Finance-Consumer Loans — 0.1%
Synchrony Financial	58,036	1,676,080

Finance-Credit Card — 2.2%
Alliance Data Systems Corp.	4,024	829,668
American Express Co.	60,134	6,177,566
Discover Financial Services	29,184	2,033,249
Mastercard, Inc., Class A	77,699	15,358,761
Visa, Inc., Class A	151,315	20,858,773

		45,258,017

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	102,410	4,735,438
E*TRADE Financial Corp.	22,116	1,092,973
Jefferies Financial Group, Inc.	24,699	530,288

		6,358,699

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,523	1,074,670
CME Group, Inc.	29,008	5,315,426
Intercontinental Exchange, Inc.	48,839	3,762,557
Nasdaq, Inc.	9,808	850,452

		11,003,105

Food-Confectionery — 0.1%
Hershey Co.	11,904	1,275,513
J.M. Smucker Co.	9,687	1,049,296

		2,324,809

Food-Meat Products — 0.1%
Hormel Foods Corp.	23,156	1,010,528
Tyson Foods, Inc., Class A	25,203	1,510,164

		2,520,692

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	16,388	613,075
Conagra Brands, Inc.	39,947	1,422,113
General Mills, Inc.	50,758	2,223,201
Kellogg Co.	21,554	1,411,356
Kraft Heinz Co.	52,959	2,911,156
McCormick & Co., Inc.	10,329	1,487,376
Mondelez International, Inc., Class A	124,905	5,243,512

		15,311,789

Food-Retail — 0.1%
Kroger Co.	67,852	2,019,276

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	40,727	2,905,057

Gas-Distribution — 0.0%
NiSource, Inc.	30,919	784,106

Gold Mining — 0.1%
Newmont Mining Corp.	45,429	1,404,665

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,315	365,531

Home Decoration Products — 0.0%
Newell Brands, Inc.	37,023	587,925

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,086	402,533

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,396	1,807,433
Marriott International, Inc., Class A	24,528	2,867,078

		4,674,511

Human Resources — 0.0%
Robert Half International, Inc.	10,428	631,207

Independent Power Producers — 0.0%
NRG Energy, Inc.	25,843	935,258

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,490	1,728,018

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	18,675	2,882,486
Linde PLC	24,492	4,052,691

		6,935,177

Instruments-Controls — 0.5%
Honeywell International, Inc.	63,247	9,159,430
Mettler-Toledo International, Inc.†	2,147	1,174,023

		10,333,453

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,431	815,593
Waters Corp.†	6,564	1,245,125

		2,060,718

Insurance Brokers — 0.5%
Aon PLC	20,667	3,227,772
Arthur J. Gallagher & Co.	15,553	1,151,077
Marsh & McLennan Cos., Inc.	43,008	3,644,928
Willis Towers Watson PLC	11,137	1,594,373

		9,618,150

Insurance-Life/Health — 0.5%
Aflac, Inc.	65,392	2,816,433
Brighthouse Financial, Inc.†	10,202	404,305

Lincoln National Corp.	18,454	1,110,746
Principal Financial Group, Inc.	22,554	1,061,617
Prudential Financial, Inc.	35,515	3,330,597
Torchmark Corp.	8,830	747,548
Unum Group	18,627	675,415

		10,146,661

Insurance-Multi-line — 0.9%
Allstate Corp.	29,488	2,822,591
American International Group, Inc.(2)	75,668	3,124,332
Assurant, Inc.	4,496	437,056
Chubb, Ltd.	39,455	4,928,324
Cincinnati Financial Corp.	12,883	1,013,119
Hartford Financial Services Group, Inc.	30,526	1,386,491
Loews Corp.	23,682	1,102,634
MetLife, Inc.	84,729	3,489,988

		18,304,535

Insurance-Property/Casualty — 2.0%
Berkshire Hathaway, Inc., Class B†	166,030	34,082,639
Progressive Corp.	49,662	3,461,441
Travelers Cos., Inc.	22,798	2,852,714

		40,396,794

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,480	758,153

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	205,399	31,177,514
Netflix, Inc.†	37,087	11,192,115
Twitter, Inc.†	61,317	2,130,766

		44,500,395

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,180	907,950

Internet Security — 0.1%
Symantec Corp.	52,935	960,770

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	4,551	517,267
Ameriprise Financial, Inc.	12,082	1,537,314
BlackRock, Inc.	10,465	4,305,510
Franklin Resources, Inc.	26,035	794,067
Invesco, Ltd.	34,991	759,655
Raymond James Financial, Inc.	11,183	857,624
T. Rowe Price Group, Inc.	20,712	2,008,857

		10,780,294

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	50,618	6,140,976

Machinery-Farming — 0.2%
Deere & Co.	27,396	3,710,514

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	8,802	2,490,086

Machinery-Material Handling — 0.1%
Dover Corp.	12,580	1,042,127

Machinery-Pumps — 0.1%
Flowserve Corp.	11,145	511,555
Xylem, Inc.	15,298	1,003,243

		1,514,798

Medical Information Systems — 0.1%
Cerner Corp.†	28,021	1,605,043

Medical Instruments — 1.1%
Boston Scientific Corp.†	117,781	4,256,605
Edwards Lifesciences Corp.†	17,833	2,632,151
Intuitive Surgical, Inc.†	9,688	5,049,192
Medtronic PLC	115,021	10,331,186

		22,269,134

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	13,803	1,696,803
Laboratory Corp. of America Holdings†	8,679	1,393,414
Quest Diagnostics, Inc.	11,640	1,095,440

		4,185,657

Medical Products — 1.5%
Abbott Laboratories	149,413	10,300,532
ABIOMED, Inc.†	3,822	1,304,067
Baxter International, Inc.	42,317	2,645,236
Becton Dickinson and Co.	22,788	5,252,634
Cooper Cos., Inc.	4,185	1,081,027
Henry Schein, Inc.†	13,040	1,082,320
Hologic, Inc.†	23,176	903,632
Stryker Corp.	26,437	4,288,610
Varian Medical Systems, Inc.†	7,797	930,728
Zimmer Biomet Holdings, Inc.	17,331	1,968,628

		29,757,414

Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	18,981	2,127,201
Amgen, Inc.	55,127	10,627,934
Biogen, Inc.†	17,157	5,220,360
Celgene Corp.†	59,904	4,289,127
Gilead Sciences, Inc.	110,407	7,527,549
Illumina, Inc.†	12,520	3,895,598
Incyte Corp.†	15,027	974,050
Regeneron Pharmaceuticals, Inc.†	6,599	2,238,645
Vertex Pharmaceuticals, Inc.†	21,766	3,688,466

		40,588,930

Medical-Drugs — 5.1%
AbbVie, Inc.	128,968	10,040,159
Allergan PLC	27,175	4,293,922
Bristol-Myers Squibb Co.	138,984	7,024,251
Eli Lilly & Co.	81,408	8,827,884
Johnson & Johnson	228,486	31,985,755
Merck & Co., Inc.	226,507	16,673,180
Pfizer, Inc.	499,266	21,498,394
Zoetis, Inc.	41,036	3,699,395

		104,042,940

Medical-Generic Drugs — 0.1%
Mylan NV†	43,910	1,372,187
Perrigo Co. PLC	10,722	753,757

		2,125,944

Medical-HMO — 2.2%
Aetna, Inc.	27,859	5,527,226
Anthem, Inc.	22,140	6,101,120

Centene Corp.†	17,481	2,278,124
Cigna Corp.	20,727	4,431,640
Humana, Inc.	11,733	3,759,370
UnitedHealth Group, Inc.	81,972	21,423,382
WellCare Health Plans, Inc.†	4,256	1,174,613

		44,695,475

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	22,988	3,069,588
Universal Health Services, Inc., Class B	7,332	891,278

		3,960,866

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,636	1,199,968
Cardinal Health, Inc.	26,302	1,330,881
McKesson Corp.	17,014	2,122,667

		4,653,516

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	123,409	1,437,715

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	14,185	542,151

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	89,772	4,086,421
Twenty-First Century Fox, Inc., Class B	41,485	1,874,292
Viacom, Inc., Class B	30,101	962,630
Walt Disney Co.	126,666	14,545,057

		21,468,400

Networking Products — 0.9%
Arista Networks, Inc.†	4,397	1,012,849
Cisco Systems, Inc.	389,333	17,811,985

		18,824,834

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,566	1,349,377
Waste Management, Inc.	33,592	3,005,476

		4,354,853

Office Automation & Equipment — 0.0%
Xerox Corp.	18,902	526,799

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,445	675,410

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,279	577,989

Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	43,613	2,320,212
Apache Corp.	32,576	1,232,350
Cabot Oil & Gas Corp.	37,574	910,418
Cimarex Energy Co.	8,121	645,376
Concho Resources, Inc.†	17,056	2,372,319
ConocoPhillips	98,974	6,918,283
Devon Energy Corp.	43,334	1,404,022
EOG Resources, Inc.	49,330	5,196,422
EQT Corp.	22,484	763,781
Hess Corp.	21,440	1,230,656
Marathon Oil Corp.	72,746	1,381,447
Newfield Exploration Co.†	17,021	343,824
Noble Energy, Inc.	41,146	1,022,478
Occidental Petroleum Corp.	65,130	4,368,269
Pioneer Natural Resources Co.	14,513	2,137,329

		32,247,186

Oil Companies-Integrated — 2.3%
Chevron Corp.	163,195	18,220,722
Exxon Mobil Corp.	360,587	28,731,572

		46,952,294

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	32,587	1,199,202

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	13,804	930,942
Marathon Petroleum Corp.	57,674	4,063,133
Phillips 66	36,377	3,740,283
Valero Energy Corp.	36,401	3,315,767

		12,050,125

Oil-Field Services — 0.5%
Baker Hughes a GE Co., LLC	35,465	946,561
Halliburton Co.	74,939	2,598,884
Schlumberger, Ltd.	117,883	6,048,577
TechnipFMC PLC	36,386	956,952

		10,550,974

Paper & Related Products — 0.1%
International Paper Co.	34,823	1,579,571

Pharmacy Services — 0.5%
CVS Health Corp.	86,707	6,276,720
Express Scripts Holding Co.†	47,884	4,643,311

		10,920,031

Pipelines — 0.4%
Kinder Morgan, Inc.	161,639	2,751,096
ONEOK, Inc.	35,025	2,297,640
Williams Cos., Inc.	103,000	2,505,990

		7,554,726

Publishing-Newspapers — 0.0%
News Corp., Class A	32,653	430,693
News Corp., Class B	10,541	140,617

		571,310

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	9,007	1,100,926
American Tower Corp.	37,545	5,849,887
Apartment Investment & Management Co., Class A	13,401	576,779
AvalonBay Communities, Inc.	11,772	2,064,573
Boston Properties, Inc.	13,152	1,588,236
Crown Castle International Corp.	35,331	3,841,893
Digital Realty Trust, Inc.	17,553	1,812,523
Duke Realty Corp.	30,428	838,900
Equinix, Inc.	6,772	2,564,827
Equity Residential	31,366	2,037,535
Essex Property Trust, Inc.	5,625	1,410,638
Extra Space Storage, Inc.	10,774	970,306
Federal Realty Investment Trust	6,259	776,429
HCP, Inc.	40,015	1,102,413
Host Hotels & Resorts, Inc.	63,167	1,207,121
Iron Mountain, Inc.	24,371	745,996
Kimco Realty Corp.	35,888	577,438

Macerich Co.	9,010	465,096
Mid-America Apartment Communities, Inc.	9,693	947,103
Prologis, Inc.	53,615	3,456,559
Public Storage	12,762	2,622,208
Realty Income Corp.	24,702	1,488,790
Regency Centers Corp.	14,431	914,348
SBA Communications Corp.†	9,781	1,586,185
Simon Property Group, Inc.	26,335	4,832,999
SL Green Realty Corp.	7,373	672,860
UDR, Inc.	22,797	893,414
Ventas, Inc.	30,357	1,761,920
Vornado Realty Trust	14,744	1,003,772
Welltower, Inc.	31,685	2,093,428
Weyerhaeuser Co.	64,530	1,718,434

		53,523,536

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	26,914	1,084,365

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	7,048	846,253

Respiratory Products — 0.1%
ResMed, Inc.	12,157	1,287,669

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	9,957	469,373
Gap, Inc.	18,480	504,504
L Brands, Inc.	19,444	630,374
Ross Stores, Inc.	32,069	3,174,831
Tapestry, Inc.	24,532	1,037,949

		5,817,031

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,309	1,007,926
AutoZone, Inc.†	2,252	1,651,774
Genuine Parts Co.	12,499	1,223,902
O’Reilly Automotive, Inc.†	6,861	2,200,666

		6,084,268

Retail-Automobile — 0.1%
CarMax, Inc.†	15,038	1,021,231

Retail-Building Products — 1.2%
Home Depot, Inc.	97,444	17,138,451
Lowe’s Cos., Inc.	69,072	6,577,036

		23,715,487

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,702	1,452,452

Retail-Discount — 1.4%
Costco Wholesale Corp.	37,350	8,539,331
Dollar General Corp.	22,615	2,518,859
Dollar Tree, Inc.†	20,261	1,708,002
Target Corp.	44,828	3,748,966
Walmart, Inc.	122,223	12,256,522

		28,771,680

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	71,844	5,730,996

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,374	953,267

Retail-Jewelry — 0.1%
Tiffany & Co.	9,279	1,032,753

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,762	642,047
TJX Cos., Inc.	53,407	5,868,361

		6,510,408

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,836	1,327,579

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	14,199	1,075,290
Macy’s, Inc.	26,144	896,478

		1,971,768

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,084	959,328
Darden Restaurants, Inc.	10,567	1,125,914
McDonald’s Corp.	66,074	11,688,490
Starbucks Corp.	114,901	6,695,281
Yum! Brands, Inc.	27,029	2,443,692

		22,912,705

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	20,186	425,117

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	31,745	497,127

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	31,655	2,649,840
QUALCOMM, Inc.	119,782	7,533,090

		10,182,930

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	83,720	2,752,714
KLA-Tencor Corp.	13,297	1,217,207
Lam Research Corp.	13,421	1,902,158

		5,872,079

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,689	805,973

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,901	1,240,892

Steel-Producers — 0.1%
Nucor Corp.	26,942	1,592,811

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,366	859,543

Telephone-Integrated — 2.0%
AT&T, Inc.	618,493	18,975,365
CenturyLink, Inc.	80,953	1,670,870
Verizon Communications, Inc.	351,910	20,090,542

		40,736,777

Television — 0.1%
CBS Corp., Class B	28,832	1,653,515

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,401	673,667

Tobacco — 1.1%
Altria Group, Inc.	160,557	10,442,627
Philip Morris International, Inc.	132,395	11,660,028

		22,102,655

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,804	739,528
Stanley Black & Decker, Inc.	13,032	1,518,488

		2,258,016

Toys — 0.1%
Hasbro, Inc.	9,946	912,148
Mattel, Inc.†	29,311	398,043

		1,310,191

Transport-Rail — 0.9%
CSX Corp.	69,486	4,784,806
Kansas City Southern	8,701	887,154
Norfolk Southern Corp.	23,850	4,002,745
Union Pacific Corp.	62,982	9,209,228

		18,883,933

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,800	1,050,554
Expeditors International of Washington, Inc.	14,848	997,488
FedEx Corp.	20,720	4,565,445
United Parcel Service, Inc., Class B	59,055	6,291,720

		12,905,207

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	7,450	824,044

Water — 0.1%
American Water Works Co., Inc.	15,372	1,360,883

Water Treatment Systems — 0.0%
Pentair PLC	13,744	551,822

Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,138	1,302,531

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	25,458	27,763,985
Alphabet, Inc., Class C†	26,223	28,236,140

		56,000,125

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	13,820	1,693,779

Total Common Stocks (cost $1,377,182,959)		1,949,259,123

EXCHANGE-TRADED FUNDS — 2.1%
SPDR S&P 500 ETF Trust (cost $44,945,423)	157,600	42,651,288

Total Long-Term Investment Securities (cost $1,422,128,382)		1,991,910,411

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.03% due 12/06/2018(1)	$2,900,000	2,893,988
2.04% due 11/08/2018(1)	3,700,000	3,698,496

Total Short-Term Investment Securities (cost $6,592,840)		6,592,484

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $42,696,498 and collateralized by $36,100,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $43,555,444. (cost $42,696,000)	42,696,000	42,696,000

TOTAL INVESTMENTS (cost $1,471,417,222)(1)	99.9%	2,041,198,895
Other assets less liabilities	0.1	2,522,620

NET ASSETS	100.0%	$2,043,721,515

†	Non-income producing security
(1)	The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Security represents an investment in an affiliated company (see Note 2)

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
371	Long	S&P 500 E-Mini Index	December 2018	52,151,749	50,290,905	$(1,860,844)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,949,259,123	$—	$—	$1,949,259,123
Exchange-Traded Funds	42,651,288			42,651,288
Short-Term Investment Securities	—	6,592,484	—	6,592,484
Repurchase Agreements	—	42,696,000	—	42,696,000

Total Investments at Value	$1,991,910,411	$49,288,484	$—	$2,041,198,895

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,860,844	$—	$—	$1,860,844

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,449	$195,679
Omnicom Group, Inc.	4,939	367,066

		562,745

Aerospace/Defense — 0.8%
General Dynamics Corp.	3,066	529,130
Lockheed Martin Corp.	2,073	609,151
Northrop Grumman Corp.	1,227	321,413
Raytheon Co.	2,449	428,673

		1,888,367

Aerospace/Defense-Equipment — 1.1%
Arconic, Inc.	9,462	192,362
Harris Corp.	957	142,316
L3 Technologies, Inc.	1,724	326,646
United Technologies Corp.	16,557	2,056,545

		2,717,869

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,930	140,728
Mosaic Co.	7,807	241,549

		382,277

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	12,322	582,215

Airlines — 0.7%
Alaska Air Group, Inc.	2,711	166,509
American Airlines Group, Inc.	4,150	145,582
Delta Air Lines, Inc.	13,849	757,956
Southwest Airlines Co.	3,747	183,978
United Continental Holdings, Inc.†	5,041	431,056

		1,685,081

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	4,603	78,987
PVH Corp.	1,689	204,014
Ralph Lauren Corp.	1,216	157,606
Under Armour, Inc., Class A†	4,096	90,563
Under Armour, Inc., Class C†	4,199	83,266
VF Corp.	2,720	225,434

		839,870

Appliances — 0.1%
Whirlpool Corp.	1,421	155,969

Athletic Footwear — 0.3%
NIKE, Inc., Class B	9,302	698,022

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	86,183	823,047
General Motors Co.	28,886	1,056,939

		1,879,986

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,717	441,490

Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	1,517	59,785
Garrett Motion, Inc.†	670	10,164

		69,949

Banks-Commercial — 1.0%
BB&T Corp.	17,049	838,129
Citizens Financial Group, Inc.	10,478	391,353
M&T Bank Corp.	3,165	523,523
Regions Financial Corp.	24,270	411,862
Zions Bancorporation	4,280	201,374

		2,366,241

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	20,252	958,527
Northern Trust Corp.	2,261	212,692
State Street Corp.	8,353	574,269

		1,745,488

Banks-Super Regional — 4.6%
Capital One Financial Corp.	10,532	940,508
Comerica, Inc.	1,849	150,805
Fifth Third Bancorp	14,669	395,916
Huntington Bancshares, Inc.	24,309	348,348
KeyCorp	23,160	420,586
PNC Financial Services Group, Inc.	10,221	1,313,296
SunTrust Banks, Inc.	10,143	635,560
US Bancorp	33,711	1,762,074
Wells Fargo & Co.	95,422	5,079,313

		11,046,406

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	46,344	2,218,951
PepsiCo, Inc.	15,879	1,784,482

		4,003,433

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,224	56,720

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,121	263,744

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,440	111,422
Discovery, Inc., Class C†	7,918	232,076

		343,498

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	20,362	650,973

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	791	135,482
Vulcan Materials Co.	1,427	144,327

		279,809

Building Products-Wood — 0.0%
Masco Corp.	2,301	69,030

Building-Residential/Commercial — 0.0%
Lennar Corp., Class A	2,633	113,166

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	50,330	1,919,586
DISH Network Corp., Class A†	5,043	155,022

		2,074,608

Casino Hotels — 0.1%
MGM Resorts International	6,300	168,084

Chemicals-Diversified — 1.6%
DowDuPont, Inc.	50,795	2,738,866
Eastman Chemical Co.	3,110	243,669
LyondellBasell Industries NV, Class A	7,028	627,390
PPG Industries, Inc.	2,770	291,099

		3,901,024

Chemicals-Specialty — 0.1%
Albemarle Corp.	979	97,136
International Flavors & Fragrances, Inc.	869	125,710

		222,846

Commercial Services — 0.3%
Ecolab, Inc.	3,022	462,820
Nielsen Holdings PLC	7,842	203,735
Quanta Services, Inc.†	3,276	102,211

		768,766

Commercial Services-Finance — 0.3%
Equifax, Inc.	1,087	110,265
H&R Block, Inc.	1,629	43,234
IHS Markit, Ltd.†	7,853	412,518
Western Union Co.	6,006	108,348

		674,365

Computer Aided Design — 0.1%
Autodesk, Inc.†	1,877	242,602

Computer Services — 1.4%
Accenture PLC, Class A	5,219	822,619
DXC Technology Co.	2,971	216,378
International Business Machines Corp.	20,094	2,319,450

		3,358,447

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,239	161,768
Citrix Systems, Inc.†	1,248	127,882

		289,650

Computers — 0.6%
Hewlett Packard Enterprise Co.	32,397	494,054
HP, Inc.	34,836	840,941

		1,334,995

Computers-Memory Devices — 0.2%
Seagate Technology PLC	5,753	231,443
Western Digital Corp.	6,414	276,251

		507,694

Consulting Services — 0.1%
Verisk Analytics, Inc.†	1,305	156,391

Consumer Products-Misc. — 0.3%
Clorox Co.	1,212	179,921
Kimberly-Clark Corp.	4,286	447,030

		626,951

Containers-Metal/Glass — 0.1%
Ball Corp.	7,571	339,181

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	728	66,838
Sealed Air Corp.	2,168	70,156
WestRock Co.	5,616	241,320

		378,314

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	10,124	602,884
Coty, Inc., Class A	9,917	104,625
Procter & Gamble Co.	34,522	3,061,411

		3,768,920

Cruise Lines — 0.2%
Carnival Corp.	4,883	273,643
Royal Caribbean Cruises, Ltd.	1,283	134,369

		408,012

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	2,751	286,379
Paychex, Inc.	2,467	161,564

		447,943

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,895	169,514

Diagnostic Equipment — 0.8%
Danaher Corp.	13,556	1,347,466
Thermo Fisher Scientific, Inc.	2,483	580,153

		1,927,619

Dialysis Centers — 0.1%
DaVita, Inc.†	2,792	188,013

Distribution/Wholesale — 0.2%
Fastenal Co.	2,779	142,868
LKQ Corp.†	2,941	80,201
WW Grainger, Inc.	1,001	284,254

		507,323

Diversified Banking Institutions — 7.4%
Bank of America Corp.	106,336	2,924,240
Citigroup, Inc.	55,401	3,626,549
Goldman Sachs Group, Inc.	7,730	1,742,110
JPMorgan Chase & Co.	73,988	8,066,172
Morgan Stanley	29,192	1,332,907

		17,691,978

Diversified Manufacturing Operations — 1.4%
Eaton Corp. PLC	9,539	683,660
General Electric Co.	191,328	1,932,413
Ingersoll-Rand PLC	3,132	300,484
Parker-Hannifin Corp.	1,282	194,390
Textron, Inc.	5,469	293,302

		3,404,249

E-Commerce/Services — 0.1%
Expedia Group, Inc.	1,073	134,586
TripAdvisor, Inc.†	1,419	73,987

		208,573

Electric Products-Misc. — 0.2%
Emerson Electric Co.	8,163	554,104

Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	10,833	292,599
PPL Corp.	15,401	468,190
Sempra Energy	6,020	662,923

		1,423,712

Electric-Integrated — 4.9%
AES Corp.	14,567	212,387
Alliant Energy Corp.	5,146	221,175
Ameren Corp.	5,372	346,924
American Electric Power Co., Inc.	10,852	796,103
CMS Energy Corp.	6,236	308,807
Consolidated Edison, Inc.	6,849	520,524
Dominion Energy, Inc.	8,923	637,281

DTE Energy Co.	4,002	449,825
Duke Energy Corp.	15,682	1,295,804
Edison International	7,173	497,734
Entergy Corp.	3,981	334,205
Evergy, Inc.	5,981	334,876
Eversource Energy	6,976	441,302
Exelon Corp.	21,264	931,576
FirstEnergy Corp.	6,313	235,349
NextEra Energy, Inc.	5,087	877,507
PG&E Corp.†	11,385	532,932
Pinnacle West Capital Corp.	2,465	202,746
Public Service Enterprise Group, Inc.	11,124	594,355
SCANA Corp.	3,140	125,757
Southern Co.	22,326	1,005,340
WEC Energy Group, Inc.	4,029	275,583
Xcel Energy, Inc.	11,207	549,255

		11,727,347

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,330	87,993

Electronic Components-Semiconductors — 1.0%
Advanced Micro Devices, Inc.†	12,465	226,988
Intel Corp.	43,648	2,046,218
Xilinx, Inc.	2,171	185,338

		2,458,544

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	2,148	162,002

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	972	45,013
Fortive Corp.	2,302	170,924

		215,937

Electronic Security Devices — 0.0%
Allegion PLC	732	62,754
Resideo Technologies, Inc.†	1,117	23,517

		86,271

Engineering/R&D Services — 0.1%
Fluor Corp.	3,096	135,791
Jacobs Engineering Group, Inc.	2,624	197,036

		332,827

Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,308	452,171

Enterprise Software/Service — 0.8%
CA, Inc.	6,904	306,261
Oracle Corp.	30,491	1,489,181

		1,795,442

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	877	113,019

Finance-Consumer Loans — 0.2%
Synchrony Financial	15,001	433,229

Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	406	83,709
American Express Co.	6,217	638,672
Discover Financial Services	7,543	525,521

		1,247,902

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	6,384	137,064

Finance-Other Services — 0.2%
CME Group, Inc.	2,474	453,336
Nasdaq, Inc.	1,318	114,284

		567,620

Food-Confectionery — 0.2%
Hershey Co.	1,415	151,617
J.M. Smucker Co.	2,504	271,234

		422,851

Food-Meat Products — 0.3%
Hormel Foods Corp.	5,985	261,185
Tyson Foods, Inc., Class A	6,514	390,319

		651,504

Food-Misc./Diversified — 1.4%
Campbell Soup Co.	4,236	158,469
Conagra Brands, Inc.	10,326	367,606
General Mills, Inc.	8,528	373,526
Kellogg Co.	3,566	233,502
Kraft Heinz Co.	13,689	752,484
McCormick & Co., Inc.	1,362	196,128
Mondelez International, Inc., Class A	32,285	1,355,324

		3,437,039

Food-Retail — 0.2%
Kroger Co.	17,538	521,931

Food-Wholesale/Distribution — 0.3%
Sysco Corp.	10,527	750,891

Gas-Distribution — 0.1%
NiSource, Inc.	7,992	202,677

Gold Mining — 0.2%
Newmont Mining Corp.	11,742	363,063

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,891	94,493

Home Decoration Products — 0.1%
Newell Brands, Inc.	9,570	151,972

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,865	104,028

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,939	280,339

Human Resources — 0.0%
Robert Half International, Inc.	1,105	66,886

Independent Power Producers — 0.0%
NRG Energy, Inc.	3,073	111,212

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	841	138,538

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	3,089	476,787
Linde PLC	3,039	502,864

		979,651

Instruments-Controls — 0.4%
Honeywell International, Inc.	6,703	970,728

Instruments-Scientific — 0.0%
PerkinElmer, Inc.	926	80,080

Insurance Brokers — 0.5%
Aon PLC	2,190	342,034
Arthur J. Gallagher & Co.	1,970	145,800
Marsh & McLennan Cos., Inc.	4,780	405,105
Willis Towers Watson PLC	1,670	239,077

		1,132,016

Insurance-Life/Health — 1.0%
Aflac, Inc.	16,903	728,012
Brighthouse Financial, Inc.†	2,637	104,504
Lincoln National Corp.	4,770	287,106
Principal Financial Group, Inc.	3,148	148,176
Prudential Financial, Inc.	9,180	860,901
Torchmark Corp.	1,324	112,090
Unum Group	4,815	174,592

		2,415,381

Insurance-Multi-line — 1.8%
Allstate Corp.	4,040	386,709
American International Group, Inc.(2)	19,559	807,591
Assurant, Inc.	1,162	112,958
Chubb, Ltd.	10,198	1,273,832
Cincinnati Financial Corp.	3,330	261,871
Hartford Financial Services Group, Inc.	7,890	358,364
Loews Corp.	6,121	284,994
MetLife, Inc.	21,901	902,102

		4,388,421

Insurance-Property/Casualty — 4.0%
Berkshire Hathaway, Inc., Class B†	42,915	8,809,591
Travelers Cos., Inc.	5,893	737,391

		9,546,982

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	899	195,856

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	562	98,507

Internet Security — 0.1%
Symantec Corp.	7,526	136,597

Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	647	73,538
Ameriprise Financial, Inc.	968	123,168
BlackRock, Inc.	1,109	456,265
Franklin Resources, Inc.	6,730	205,265
Invesco, Ltd.	9,045	196,367
Raymond James Financial, Inc.	1,503	115,265

		1,169,868

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	6,280	761,890

Machinery-Farming — 0.2%
Deere & Co.	3,187	431,647

Machinery-Material Handling — 0.1%
Dover Corp.	1,431	118,544

Machinery-Pumps — 0.1%
Flowserve Corp.	2,881	132,238
Xylem, Inc.	1,226	80,401

		212,639

Medical Instruments — 0.6%
Medtronic PLC	16,946	1,522,090

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,498	184,149
Laboratory Corp. of America Holdings†	942	151,238
Quest Diagnostics, Inc.	3,009	283,177

		618,564

Medical Products — 0.4%
Baxter International, Inc.	4,813	300,861
Henry Schein, Inc.†	3,371	279,793
Varian Medical Systems, Inc.†	947	113,043
Zimmer Biomet Holdings, Inc.	1,971	223,886

		917,583

Medical-Biomedical/Gene — 1.0%
Alexion Pharmaceuticals, Inc.†	2,355	263,925
Amgen, Inc.	5,842	1,126,279
Biogen, Inc.†	1,375	418,371
Gilead Sciences, Inc.	9,988	680,982

		2,489,557

Medical-Drugs — 5.1%
Allergan PLC	7,024	1,109,862
Bristol-Myers Squibb Co.	13,292	671,778
Eli Lilly & Co.	8,207	889,967
Johnson & Johnson	27,167	3,803,108
Merck & Co., Inc.	36,885	2,715,105
Pfizer, Inc.	69,687	3,000,722

		12,190,542

Medical-Generic Drugs — 0.2%
Mylan NV†	11,350	354,688
Perrigo Co. PLC	1,774	124,712

		479,400

Medical-HMO — 1.1%
Aetna, Inc.	3,600	714,240
Anthem, Inc.	2,690	741,283
Humana, Inc.	3,033	971,804
WellCare Health Plans, Inc.†	418	115,364

		2,542,691

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	2,733	364,938
Universal Health Services, Inc., Class B	1,895	230,356

		595,294

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,525	310,200
Cardinal Health, Inc.	6,799	344,029
McKesson Corp.	4,398	548,695

		1,202,924

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	31,899	371,623

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,667	140,153

Multimedia — 1.6%
Twenty-First Century Fox, Inc., Class A	23,204	1,056,246
Twenty-First Century Fox, Inc., Class B	10,723	484,465
Viacom, Inc., Class B	7,781	248,837
Walt Disney Co.	17,353	1,992,645

		3,782,193

Networking Products — 1.0%
Cisco Systems, Inc.	54,343	2,486,192

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,591	188,314

Office Automation & Equipment — 0.1%
Xerox Corp.	4,886	136,173

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	2,398	149,371

Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum Corp.	11,273	599,723
Apache Corp.	8,420	318,528
Cabot Oil & Gas Corp.	5,245	127,086
Cimarex Energy Co.	1,427	113,404
Concho Resources, Inc.†	4,409	613,248
ConocoPhillips	25,583	1,788,252
Devon Energy Corp.	11,201	362,912
EOG Resources, Inc.	8,288	873,058
EQT Corp.	5,812	197,434
Hess Corp.	3,824	219,498
Marathon Oil Corp.	18,803	357,069
Newfield Exploration Co.†	4,400	88,880
Noble Energy, Inc.	10,636	264,305
Occidental Petroleum Corp.	16,835	1,129,123
Pioneer Natural Resources Co.	3,751	552,410

		7,604,930

Oil Companies-Integrated — 5.1%
Chevron Corp.	42,183	4,709,732
Exxon Mobil Corp.	93,204	7,426,495

		12,136,227

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	8,423	309,966

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	3,568	240,626
Marathon Petroleum Corp.	14,907	1,050,213
Phillips 66	9,403	966,816
Valero Energy Corp.	9,409	857,066

		3,114,721

Oil-Field Services — 1.1%
Baker Hughes a GE Co., LLC	9,167	244,667
Halliburton Co.	19,370	671,752
Schlumberger, Ltd.	30,470	1,563,416
TechnipFMC PLC	9,405	247,351

		2,727,186

Paper & Related Products — 0.2%
International Paper Co.	9,001	408,285

Pharmacy Services — 1.2%
CVS Health Corp.	22,412	1,622,404
Express Scripts Holding Co.†	12,377	1,200,198

		2,822,602

Pipelines — 0.8%
Kinder Morgan, Inc.	41,780	711,096
ONEOK, Inc.	9,053	593,877
Williams Cos., Inc.	26,623	647,737

		1,952,710

Publishing-Newspapers — 0.1%
News Corp., Class A	8,440	111,324
News Corp., Class B	2,725	36,351

		147,675

Real Estate Investment Trusts — 2.9%
Alexandria Real Estate Equities, Inc.	1,071	130,908
Apartment Investment & Management Co., Class A	1,940	83,498
AvalonBay Communities, Inc.	1,704	298,847
Boston Properties, Inc.	1,904	229,927
Crown Castle International Corp.	2,922	317,738
Digital Realty Trust, Inc.	1,815	187,417
Duke Realty Corp.	7,865	216,838
Equity Residential	8,107	526,631
Essex Property Trust, Inc.	698	175,044
Federal Realty Investment Trust	857	106,311
HCP, Inc.	10,343	284,950
Host Hotels & Resorts, Inc.	16,328	312,028
Iron Mountain, Inc.	3,465	106,064
Kimco Realty Corp.	9,276	149,251
Macerich Co.	2,329	120,223
Mid-America Apartment Communities, Inc.	2,505	244,763
Public Storage	1,451	298,137
Realty Income Corp.	6,385	384,824
Regency Centers Corp.	3,730	236,333
Simon Property Group, Inc.	3,472	637,181
SL Green Realty Corp.	1,906	173,942
UDR, Inc.	2,003	78,498
Ventas, Inc.	7,847	455,440
Vornado Realty Trust	1,334	90,819
Welltower, Inc.	8,190	541,113
Weyerhaeuser Co.	16,680	444,188

		6,830,913

Retail-Apparel/Shoe — 0.4%
Foot Locker, Inc.	2,574	121,338
Gap, Inc.	4,777	130,412
L Brands, Inc.	5,026	162,943
Ross Stores, Inc.	2,818	278,982
Tapestry, Inc.	3,868	163,655

		857,330

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	1,631	260,569
AutoZone, Inc.†	332	243,512
Genuine Parts Co.	3,231	316,379
O’Reilly Automotive, Inc.†	816	261,732

		1,082,192

Retail-Automobile — 0.1%
CarMax, Inc.†	1,943	131,949

Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	5,713	543,992

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,351	375,426

Retail-Discount — 2.8%
Costco Wholesale Corp.	9,654	2,207,194
Dollar General Corp.	3,040	338,595
Target Corp.	11,587	969,021
Walmart, Inc.	31,592	3,168,046

		6,682,856

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	18,570	1,481,329

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,582	145,370

Retail-Jewelry — 0.1%
Tiffany & Co.	1,391	154,818

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	2,523	165,938
TJX Cos., Inc.	7,593	834,319

		1,000,257

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	388	106,514

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,670	277,929
Macy’s, Inc.	6,758	231,732

		509,661

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	329	151,448
Darden Restaurants, Inc.	1,093	116,459
Starbucks Corp.	10,692	623,023
Yum! Brands, Inc.	3,843	347,446

		1,238,376

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	5,218	109,891

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	8,206	128,506

Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc.	20,125	1,265,661

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	305	66,636

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,539	150,740

Steel-Producers — 0.2%
Nucor Corp.	6,964	411,712

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,590	222,159

Telephone-Integrated — 4.4%
AT&T, Inc.	159,868	4,904,750
CenturyLink, Inc.	20,925	431,892
Verizon Communications, Inc.	90,962	5,193,021

		10,529,663

Television — 0.1%
CBS Corp., Class B	4,099	235,078

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	489	60,993

Tobacco — 1.1%
Altria Group, Inc.	18,260	1,187,630
Philip Morris International, Inc.	17,111	1,506,966

		2,694,596

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,242	191,194
Stanley Black & Decker, Inc.	1,145	133,415

		324,609

Toys — 0.1%
Hasbro, Inc.	1,183	108,493
Mattel, Inc.†	5,531	75,111

		183,604

Transport-Rail — 0.8%
Kansas City Southern	1,192	121,536
Norfolk Southern Corp.	3,391	569,112
Union Pacific Corp.	7,814	1,142,563

		1,833,211

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	3,050	271,541
Expeditors International of Washington, Inc.	1,727	116,020
FedEx Corp.	2,303	507,443
United Parcel Service, Inc., Class B	7,785	829,414

		1,724,418

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	828	91,585

Water — 0.1%
American Water Works Co., Inc.	1,788	158,292

Water Treatment Systems — 0.1%
Pentair PLC	3,552	142,613

Total Common Stocks (cost $231,161,334)		230,851,741

EXCHANGE-TRADED FUNDS — 3.1%
iShares S&P 500 Value ETF (cost $7,155,283)	66,560	7,298,304

Total Long-Term Investment Securities (cost $238,316,617)		238,150,045

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.25% due 02/07/2019(1) (cost $99,393)	$100,000	99,393

TOTAL INVESTMENTS (cost $238,416,010)	99.9%	238,249,438
Other assets less liabilities	0.1	296,793

NET ASSETS	100.0%	$238,546,231

#	Effective May 1, 2018, the SA Large Cap Value Index Portfolio commenced operations.
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Security represents an investment in an affiliated company (see Note 2)

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2018	$582,328	$542,220	(40,108)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$230,851,741	$—	$—	$230,851,741
Exchange-Traded Funds	7,298,304	—	—	7,298,304
Short-Term Investment Securities	—	99,393	—	99,393

Total Investments at Value	$238,150,045	$99,393	$—	$238,249,438

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$40,108	$—	$—	$40,108

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	64,400	$1,491,504
Omnicom Group, Inc.	30,300	2,251,896

		3,743,400

Aerospace/Defense — 0.9%
General Dynamics Corp.	19,700	3,399,826
Lockheed Martin Corp.	17,900	5,259,915
Northrop Grumman Corp.	11,000	2,881,450
Spirit AeroSystems Holdings, Inc., Class A	19,200	1,612,992

		13,154,183

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	124,300	15,439,303

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	92,500	4,370,625
Bunge, Ltd.	18,400	1,137,120

		5,507,745

Airlines — 1.1%
Alaska Air Group, Inc.	7,800	479,076
Delta Air Lines, Inc.	117,600	6,436,248
JetBlue Airways Corp.†	47,500	794,675
Southwest Airlines Co.	96,700	4,747,970
United Continental Holdings, Inc.†	36,900	3,155,319

		15,613,288

Apparel Manufacturers — 0.2%
Carter’s, Inc.	6,700	643,066
Hanesbrands, Inc.	22,700	389,532
Michael Kors Holdings, Ltd.†	15,800	875,478
PVH Corp.	12,500	1,509,875

		3,417,951

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	246,500	2,354,075
General Motors Co.	234,400	8,576,696

		10,930,771

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	58,500	3,346,785

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	23,300	1,027,064
Aptiv PLC	41,700	3,202,560
BorgWarner, Inc.	34,200	1,347,822
Lear Corp.	11,700	1,554,930

		7,132,376

Banks-Commercial — 1.8%
BB&T Corp.	128,500	6,317,060
CIT Group, Inc.	20,800	985,504
Citizens Financial Group, Inc.	80,900	3,021,615
Commerce Bancshares, Inc.	15,000	954,000
Cullen/Frost Bankers, Inc.	10,000	979,200
East West Bancorp, Inc.	24,100	1,263,804
M&T Bank Corp.	25,100	4,151,791
Prosperity Bancshares, Inc.	10,900	708,827
Regions Financial Corp.	187,600	3,183,572
Synovus Financial Corp.	18,400	691,104
Umpqua Holdings Corp.	28,700	551,040
Webster Financial Corp.	15,600	917,904
Western Alliance Bancorp†	13,400	646,416
Zions Bancorporation	33,300	1,566,765

		25,938,602

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	167,600	7,932,508
Northern Trust Corp.	31,700	2,982,019

		10,914,527

Banks-Super Regional — 6.4%
Capital One Financial Corp.	75,100	6,706,430
Comerica, Inc.	25,100	2,047,156
Fifth Third Bancorp	115,900	3,128,141
Huntington Bancshares, Inc.	177,700	2,546,441
KeyCorp	175,100	3,179,816
PNC Financial Services Group, Inc.	78,400	10,073,616
SunTrust Banks, Inc.	77,500	4,856,150
US Bancorp	272,800	14,259,256
Wells Fargo & Co.	809,000	43,063,070

		89,860,076

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	60,100	1,921,397

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	50,300	1,808,788

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	286,400	10,923,296

Casino Hotels — 0.1%
Las Vegas Sands Corp.	38,400	1,959,552

Chemicals-Diversified — 1.1%
Celanese Corp.	22,500	2,181,150
Eastman Chemical Co.	24,100	1,888,235
FMC Corp.	8,500	663,680
LyondellBasell Industries NV, Class A	75,100	6,704,177
PPG Industries, Inc.	40,900	4,298,181

		15,735,423

Commercial Services-Finance — 0.1%
H&R Block, Inc.	13,000	345,020
Western Union Co.	77,100	1,390,884

		1,735,904

Computer Services — 1.4%
DXC Technology Co.	18,400	1,340,072
International Business Machines Corp.	153,400	17,706,962

		19,047,034

Computers — 4.6%
Apple, Inc.	248,500	54,386,710
Hewlett Packard Enterprise Co.	199,300	3,039,325
HP, Inc.	271,900	6,563,666

		63,989,701

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	23,200	2,419,760

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	13,400	1,230,254
Sonoco Products Co.	15,000	818,700

		2,048,954

Cruise Lines — 0.7%
Carnival Corp.	89,200	4,998,768
Norwegian Cruise Line Holdings, Ltd.†	34,200	1,507,194
Royal Caribbean Cruises, Ltd.	35,000	3,665,550

		10,171,512

Dialysis Centers — 0.2%
DaVita, Inc.†	30,800	2,074,072

Diversified Banking Institutions — 9.5%
Bank of America Corp.	534,360	14,694,900
Citigroup, Inc.	427,800	28,003,788
Goldman Sachs Group, Inc.	62,500	14,085,625
JPMorgan Chase & Co.	573,800	62,555,676
Morgan Stanley	299,500	13,675,170

		133,015,159

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	10,000	965,900
Crane Co.	4,000	348,160
Eaton Corp. PLC	72,600	5,203,242
Ingersoll-Rand PLC	41,700	4,000,698
Parker-Hannifin Corp.	16,600	2,517,058
Trinity Industries, Inc.	21,700	619,535

		13,654,593

E-Commerce/Products — 0.1%
eBay, Inc.†	47,500	1,378,925

E-Services/Consulting — 0.2%
CDW Corp.	25,100	2,259,251

Electric-Integrated — 2.8%
AES Corp.	89,300	1,301,994
Ameren Corp.	40,100	2,589,658
American Electric Power Co., Inc.	76,700	5,626,712
DTE Energy Co.	27,600	3,102,240
Duke Energy Corp.	92,500	7,643,275
Edison International	21,800	1,512,702
Eversource Energy	49,500	3,131,370
OGE Energy Corp.	26,600	961,590
Pinnacle West Capital Corp.	17,500	1,439,375
Public Service Enterprise Group, Inc.	83,400	4,456,062
WEC Energy Group, Inc.	52,600	3,597,840
Xcel Energy, Inc.	72,600	3,558,126

		38,920,944

Electronic Components-Misc. — 0.6%
Corning, Inc.	189,400	6,051,330
Garmin, Ltd.	29,900	1,978,184
Gentex Corp.	45,900	966,195

		8,995,709

Electronic Components-Semiconductors — 3.2%
Intel Corp.	774,000	36,285,120
Qorvo, Inc.†	19,200	1,411,392
Skyworks Solutions, Inc.	24,200	2,099,592
Texas Instruments, Inc.	61,300	5,690,479

		45,486,583

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,200	961,482

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	1	7

Enterprise Software/Service — 2.2%
Oracle Corp.	639,700	31,242,948

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	72,400	1,839,684
Credit Acceptance Corp.†	2,500	1,061,050
Santander Consumer USA Holdings, Inc.	59,300	1,111,875

		4,012,609

Finance-Consumer Loans — 0.3%
Synchrony Financial	125,900	3,635,992

Finance-Credit Card — 1.5%
Alliance Data Systems Corp.	9,100	1,876,238
American Express Co.	143,500	14,741,755
Discover Financial Services	63,400	4,417,078

		21,035,071

Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.	43,600	2,154,712
Jefferies Financial Group, Inc.	59,300	1,273,171
Lazard, Ltd., Class A	20,800	826,592

		4,254,475

Finance-Other Services — 0.1%
Nasdaq, Inc.	20,800	1,803,568

Food-Confectionery — 0.2%
J.M. Smucker Co.	19,200	2,079,744

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	19,000	710,790
Kellogg Co.	45,900	3,005,532
Mondelez International, Inc., Class A	194,300	8,156,714

		11,873,036

Food-Retail — 0.3%
Kroger Co.	118,400	3,523,584

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	13,700	399,629

Gas-Distribution — 0.1%
UGI Corp.	21,700	1,151,402

Gold Mining — 0.2%
Newmont Mining Corp.	70,000	2,164,400

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,600	79,952

Home Furnishings — 0.1%
Leggett & Platt, Inc.	17,500	635,425

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,800	401,360

Instruments-Controls — 1.2%
Honeywell International, Inc.	118,400	17,146,688

Insurance Brokers — 0.1%
Aon PLC	9,890	1,544,620

Insurance-Life/Health — 1.3%
Aflac, Inc.	128,500	5,534,495
Athene Holding, Ltd., Class A†	10,900	498,348
Lincoln National Corp.	36,700	2,208,973
Prudential Financial, Inc.	69,200	6,489,576
Torchmark Corp.	47,500	4,021,350

		18,752,742

Insurance-Multi-line — 2.4%
Allstate Corp.	60,100	5,752,772
American Financial Group, Inc.	28,300	2,830,849
Chubb, Ltd.	76,700	9,580,597
Cincinnati Financial Corp.	27,600	2,170,464
Hartford Financial Services Group, Inc.	59,300	2,693,406
Loews Corp.	55,100	2,565,456
MetLife, Inc.	174,300	7,179,417
Voya Financial, Inc.	28,800	1,260,288

		34,033,249

Insurance-Property/Casualty — 1.5%
Alleghany Corp.	2,500	1,501,700
Fidelity National Financial, Inc.	37,500	1,254,375
Markel Corp.†	2,410	2,634,708
Progressive Corp.	28,400	1,979,480
Travelers Cos., Inc.	100,100	12,525,513
WR Berkley Corp.	20,000	1,518,000

		21,413,776

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	5,000	1,089,300
Reinsurance Group of America, Inc.	11,600	1,651,492
RenaissanceRe Holdings, Ltd.	4,700	574,152

		3,314,944

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	25,900	3,295,516
BlackRock, Inc.	10,700	4,402,194
LPL Financial Holdings, Inc.	5,900	363,440
Raymond James Financial, Inc.	20,000	1,533,800
T. Rowe Price Group, Inc.	37,500	3,637,125

		13,232,075

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	2,500	314,100

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	4,100	331,731

Machinery-Farming — 0.2%
Deere & Co.	20,800	2,817,152

Machinery-Material Handling — 0.1%
Dover Corp.	20,000	1,656,800

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	17,400	2,793,570
Quest Diagnostics, Inc.	20,700	1,948,077

		4,741,647

Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	110,900	21,380,411
Biogen, Inc.†	35,000	10,649,450
Gilead Sciences, Inc.	216,900	14,788,242
United Therapeutics Corp.†	2,200	243,892

		47,061,995

Medical-Drugs — 10.9%
AbbVie, Inc.	209,300	16,294,005
Bristol-Myers Squibb Co.	208,500	10,537,590
Johnson & Johnson	418,700	58,613,813
Merck & Co., Inc.	354,500	26,094,745
Pfizer, Inc.	984,100	42,375,346

		153,915,499

Medical-Generic Drugs — 0.3%
Mylan NV†	89,200	2,787,500
Perrigo Co. PLC	24,100	1,694,230

		4,481,730

Medical-HMO — 2.2%
Aetna, Inc.	50,800	10,078,720
Anthem, Inc.	42,500	11,711,725
Cigna Corp.	40,100	8,573,781

		30,364,226

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	58,300	7,784,799

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	24,200	2,129,600
McKesson Corp.	30,800	3,842,608

		5,972,208

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	10,500	401,310

Multimedia — 2.1%
Viacom, Inc., Class B	46,700	1,493,466
Walt Disney Co.	243,500	27,961,105

		29,454,571

Networking Products — 2.5%
Cisco Systems, Inc.	777,300	35,561,475

Office Automation & Equipment — 0.0%
Xerox Corp.	15,800	440,346

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	5,500	498,960

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	18,300	1,139,907

Oil Companies-Exploration & Production — 1.6%
Antero Resources Corp.†	42,100	668,969
Apache Corp.	9,100	344,253
ConocoPhillips	192,700	13,469,730
Devon Energy Corp.	65,900	2,135,160
Hess Corp.	52,600	3,019,240
Marathon Oil Corp.	140,100	2,660,499
Noble Energy, Inc.	31,700	787,745

		23,085,596

Oil Companies-Integrated — 5.5%
Chevron Corp.	294,400	32,869,760
Exxon Mobil Corp.	557,900	44,453,472
Murphy Oil Corp.	21,700	691,362

		78,014,594

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	62,500	2,300,000

Oil Refining & Marketing — 1.2%
HollyFrontier Corp.	27,400	1,847,856
Phillips 66	80,900	8,318,138
Valero Energy Corp.	69,200	6,303,428

		16,469,422

Paper & Related Products — 0.2%
International Paper Co.	63,400	2,875,824

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	93,500	9,066,695

Pipelines — 0.2%
Kinder Morgan, Inc.	139,200	2,369,184

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	7,400	752,580

Professional Sports — 0.1%
Madison Square Garden Co., Class A†	3,300	912,846

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	8,300	334,407
Jones Lang LaSalle, Inc.	7,500	991,950

		1,326,357

Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	2,200	245,344

Recreational Vehicles — 0.1%
Brunswick Corp.	14,200	738,258

Rental Auto/Equipment — 0.1%
AMERCO	3,300	1,077,384

Retail-Apparel/Shoe — 0.2%
Foot Locker, Inc.	14,200	669,388
Gap, Inc.	63,400	1,730,820

		2,400,208

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	4,700	3,447,309
Genuine Parts Co.	19,200	1,880,064

		5,327,373

Retail-Automobile — 0.2%
CarMax, Inc.†	29,900	2,030,509

Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	122,600	11,673,972

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	49,500	3,472,920

Retail-Discount — 0.7%
Target Corp.	90,100	7,535,063
Walmart, Inc.	29,200	2,928,176

		10,463,239

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	65,900	5,256,843

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	3,300	195,954

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	27,600	1,815,252

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	24,200	1,832,666
Macy’s, Inc.	37,900	1,299,591

		3,132,257

Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	25,900	2,370,886
Lam Research Corp.	27,500	3,897,575
Teradyne, Inc.	30,800	1,061,060

		7,329,521

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,900	1,289,032

Steel-Producers — 0.4%
Nucor Corp.	52,600	3,109,712
Reliance Steel & Aluminum Co.	11,700	923,364
Steel Dynamics, Inc.	39,200	1,552,320

		5,585,396

Telecommunication Equipment — 0.1%
ARRIS International PLC†	27,600	686,412
Juniper Networks, Inc.	45,900	1,343,493

		2,029,905

Telephone-Integrated — 2.7%
Verizon Communications, Inc.	674,700	38,518,623

Television — 0.2%
CBS Corp., Class B	45,100	2,586,485

Theaters — 0.0%
Cinemark Holdings, Inc.	7,400	307,618

Tobacco — 1.1%
Altria Group, Inc.	107,840	7,013,914
Philip Morris International, Inc.	98,100	8,639,667

		15,653,581

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,100	1,400,854

Transport-Rail — 0.1%
Kansas City Southern	13,400	1,366,264

Transport-Services — 1.4%
FedEx Corp.	35,000	7,711,900
United Parcel Service, Inc., Class B	114,300	12,177,522

		19,889,422

Water Treatment Systems — 0.1%
Pentair PLC	24,100	967,615

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	25,100	3,076,256

Total Common Stocks (cost $1,179,689,304)		1,393,179,981

EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value ETF (cost $11,753,806)	95,900	11,516,631

Total Long-Term Investment Securities (cost $1,191,443,110)		1,404,696,612

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(1) (cost $6,464,906)	6,464,906	6,464,906

TOTAL INVESTMENTS (cost $1,197,908,016)	100.2%	1,411,161,518
Liabilities in excess of other assets	(0.2)	(3,256,393)

NET ASSETS	100.0%	$1,407,905,125

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2018.

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,393,179,981	$—	$—	$1,393,179,981
Exchange-Traded Funds	11,516,631	—	—	11,516,631
Short-Term Investments Securities	6,464,906	—		6,464,906

Total Investments at Value	$1,411,161,518	$—	$—	$1,411,161,518

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	77	$1,783
Omnicom Group, Inc.	484	35,971

		37,754

Advertising Services — 0.0%
Trade Desk, Inc., Class A†	60	7,413

Aerospace/Defense — 0.7%
Dassault Aviation SA	5	8,295
Esterline Technologies Corp.†	45	5,281
General Dynamics Corp.	24	4,142
Lockheed Martin Corp.	172	50,542
Meggitt PLC	5,629	38,076
Northrop Grumman Corp.	13	3,406
Raytheon Co.	490	85,770
Spirit AeroSystems Holdings, Inc., Class A	23	1,932

		197,444

Aerospace/Defense-Equipment — 0.3%
AAR Corp.	77	3,664
Cobham PLC†	8,004	11,009
Safran SA	48	6,183
United Technologies Corp.	436	54,155

		75,011

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd.	16,000	5,485
Incitec Pivot, Ltd.	8,930	24,720
Nutrien, Ltd.	490	25,939
OCI NV†	118	3,356

		59,500

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	964	45,549
Bunge, Ltd.	22	1,360

		46,909

Airlines — 0.3%
Alaska Air Group, Inc.	9	553
Cathay Pacific Airways, Ltd.	6,290	8,007
Delta Air Lines, Inc.	143	7,826
Deutsche Lufthansa AG	1,400	28,166
easyJet PLC	551	8,445
Hawaiian Holdings, Inc.	200	6,922
JetBlue Airways Corp.†	58	970
Qantas Airways, Ltd.	1,831	7,113
Southwest Airlines Co.	118	5,794
United Continental Holdings, Inc.†	45	3,848

		77,644

Airport Development/Maintenance — 0.0%
Flughafen Zurich AG	25	4,934

Apparel Manufacturers — 0.1%
Burberry Group PLC	293	6,778
Carter’s, Inc.	8	768
Gildan Activewear, Inc.	300	8,967
Hanesbrands, Inc.	27	463
Michael Kors Holdings, Ltd.†	19	1,053
PRADA SpA	5,130	18,213
PVH Corp.	15	1,812

		38,054

Applications Software — 1.6%
Appfolio, Inc., Class A†	37	2,113
HubSpot, Inc.†	50	6,782
Microsoft Corp.	3,662	391,138
New Relic, Inc.†	74	6,605
Red Hat, Inc.†	286	49,089
TravelSky Technology, Ltd.	4,450	10,771

		466,498

Athletic Equipment — 0.0%
Nautilus, Inc.†	221	2,703

Athletic Footwear — 0.1%
adidas AG	68	16,018

Auction Houses/Art Dealers — 0.0%
Sotheby’s†	200	8,400

Audio/Video Products — 0.1%
Sony Corp.	316	17,007

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	380	32,779
Fiat Chrysler Automobiles NV†	336	5,094
Ford Motor Co.	5,218	49,832
General Motors Co.	286	10,465
Honda Motor Co., Ltd.	1,583	45,280
Mazda Motor Corp.	600	6,488
Nissan Motor Co., Ltd.	300	2,740
Peugeot SA	437	10,367
Subaru Corp.	1,500	40,458
Toyota Motor Corp.	200	11,711

		215,214

Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	71	4,062
Volvo AB, Class B	256	3,821

		7,883

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	28	1,234
Aptiv PLC	51	3,917
BorgWarner, Inc.	42	1,655
Dana, Inc.	410	6,384
Garrett Motion, Inc.†	58	880
Georg Fischer AG	3	2,783
JTEKT Corp.	500	6,211
Lear Corp.	14	1,861
Magna International, Inc.	100	4,923
Meritor, Inc.†	400	6,796
NGK Spark Plug Co., Ltd.	300	6,064
Stanley Electric Co., Ltd.	300	8,854
Sumitomo Electric Industries, Ltd.	700	9,526
Tenneco, Inc.	63	2,169
Titan International, Inc.	1,200	8,472
Tower International, Inc.	338	10,035

		81,764

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	504	9,318
Banco Bilbao Vizcaya Argentaria SA	1,031	5,691
Banco de Sabadell SA	2,518	3,314
Bancorp, Inc.†	451	4,736
Bank Hapoalim B.M.	919	6,207
Bank Leumi Le-Israel B.M.	903	5,628
Bankinter SA	5,330	43,707

Banner Corp.	66	3,816
BB&T Corp.	157	7,718
BOC Hong Kong Holdings, Ltd.	1,000	3,726
Cadence BanCorp	100	2,206
CaixaBank SA	1,333	5,396
Central Pacific Financial Corp.	147	3,975
China Construction Bank Corp.	36,450	28,826
CIT Group, Inc.	25	1,185
Citizens Financial Group, Inc.	99	3,698
Commerce Bancshares, Inc.	18	1,145
Commerzbank AG†	688	6,495
Commonwealth Bank of Australia	46	2,263
Cullen/Frost Bankers, Inc.	12	1,175
Customers Bancorp, Inc.†	118	2,418
Danske Bank A/S	1,923	36,782
DNB ASA	1,879	33,885
East West Bancorp, Inc.	29	1,521
Erste Group Bank AG	221	8,993
Financial Institutions, Inc.	71	2,027
First BanCorp./Puerto Rico†	855	7,892
First Financial Bancorp	212	5,548
First Financial Corp.	76	3,485
First Internet Bancorp	125	3,221
Fukuoka Financial Group, Inc.	500	12,262
Fulton Financial Corp.	200	3,202
Grupo Financiero Banorte SAB de CV, Class O	1,100	6,064
Hachijuni Bank, Ltd.	900	3,799
Hancock Holding Co.†	123	5,161
Hope Bancorp, Inc.	500	7,240
ING Groep NV	461	5,454
Jyske Bank A/S	130	5,305
KBC Group NV	28	1,928
M&T Bank Corp.	30	4,962
Meta Financial Group, Inc.	108	2,726
Midland States Bancorp, Inc.	49	1,322
Northeast Bancorp	201	3,781
Old Second Bancorp, Inc.	287	4,081
Oversea-Chinese Banking Corp., Ltd.	800	6,218
Peapack Gladstone Financial Corp.	110	2,969
Peoples Bancorp, Inc.	98	3,355
Prosperity Bancshares, Inc.	13	845
Raiffeisen Bank International AG	191	5,208
Regions Financial Corp.	229	3,886
Republic Bancorp, Inc., Class A	98	4,397
Resona Holdings, Inc.	1,500	7,883
Sandy Spring Bancorp, Inc.	142	5,048
Skandinaviska Enskilda Banken AB, Class A	492	5,084
Standard Chartered PLC	3,856	27,067
State Bank Financial Corp.	211	5,395
Synovus Financial Corp.	22	826
Toronto-Dominion Bank	700	38,832
Triumph Bancorp, Inc.†	116	4,160
Umpqua Holdings Corp.	34	653
Webster Financial Corp.	19	1,118
Western Alliance Bancorp†	16	772
Wintrust Financial Corp.	82	6,244
Zions Bancorporation	41	1,929

		455,173

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	551	26,079
Northern Trust Corp.	39	3,669

		29,748

Banks-Super Regional — 0.8%
Capital One Financial Corp.	91	8,126
Comerica, Inc.	30	2,447
Fifth Third Bancorp	141	3,806
Huntington Bancshares, Inc.	216	3,095
KeyCorp	213	3,868
PNC Financial Services Group, Inc.	277	35,592
SunTrust Banks, Inc.	95	5,953
US Bancorp	1,132	59,170
Wells Fargo & Co.	1,954	104,011

		226,068

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,388	114,337
PepsiCo, Inc.	686	77,093

		191,430

Beverages-Wine/Spirits — 0.1%
Diageo PLC	979	33,861

Brewery — 0.3%
Anheuser-Busch InBev NV ADR	403	29,814
Asahi Group Holdings, Ltd.	1,000	44,158
Royal Unibrew A/S	125	8,867

		82,839

Building & Construction Products-Misc. — 0.1%
Armstrong Flooring, Inc.†	300	4,665
Builders FirstSource, Inc.†	239	2,959
Louisiana-Pacific Corp.	400	8,708
Wienerberger AG	640	14,724

		31,056

Building & Construction-Misc. — 0.6%
China Machinery Engineering Corp.	17,740	8,069
Eiffage SA	59	5,770
EMCOR Group, Inc.	76	5,394
Ferrovial SA	298	5,966
HOCHTIEF AG	27	4,007
Kajima Corp.	3,100	39,796
Obayashi Corp.	5,000	43,973
Taisei Corp.	1,300	55,482

		168,457

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	73	2,334

Building Products-Cement — 0.2%
Cemex SAB de CV ADR†	1,830	9,223
Continental Building Products, Inc.†	150	4,171
Taiheiyo Cement Corp.	500	14,725
Vulcan Materials Co.	271	27,409

		55,528

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	200	7,220

Building Products-Wood — 0.0%
Boise Cascade Co.	300	9,237

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	237	8,873
Bouygues SA	320	11,679
China Railway Group, Ltd., Class H	11,000	9,858
Granite Construction, Inc.	100	4,572
MasTec, Inc.†	350	15,228
Orion Group Holdings, Inc.†	1,137	5,367
Primoris Services Corp.	187	3,959

		59,536

Building-Residential/Commercial — 0.5%
Barratt Developments PLC	650	4,264
Bellway PLC	297	10,894
Berkeley Group Holdings PLC	741	33,133
D.R. Horton, Inc.	61	2,193
Haseko Corp.	600	7,595
KB Home	469	9,366
MDC Holdings, Inc.	127	3,569
Persimmon PLC	133	3,897
Sekisui House, Ltd.	2,900	42,600
Taylor Wimpey PLC	18,091	37,318

		154,829

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	4,639	176,931

Casino Hotels — 0.1%
Crown Resorts, Ltd.	498	4,419
Las Vegas Sands Corp.	47	2,398
Wynn Macau, Ltd.	5,600	11,489

		18,306

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	292	5,509

Cellular Telecom — 0.2%
NTT DOCOMO, Inc.	1,600	40,233
Telstra Corp., Ltd.	1,841	4,026
Turkcell Iletisim Hizmet AS ADR	356	1,837
Vodafone Group PLC	6,555	12,381

		58,477

Chemicals-Diversified — 0.8%
AdvanSix, Inc.†	34	943
BASF SE	521	40,134
Celanese Corp.	143	13,862
Covestro AG*	96	6,207
DowDuPont, Inc.	480	25,882
Eastman Chemical Co.	29	2,272
FMC Corp.	10	781
LyondellBasell Industries NV, Class A	498	44,457
Mitsubishi Gas Chemical Co., Inc.	500	8,377
Nitto Denko Corp.	100	6,234
PPG Industries, Inc.	771	81,024
Westlake Chemical Corp.	100	7,130

		237,303

Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)(2)	111	162

Chemicals-Specialty — 0.1%
Daicel Corp.	300	3,166
IMCD NV	87	5,904
Methanex Corp.	100	6,476
Tronox, Ltd., Class A	204	2,336
Valhi, Inc.	780	1,622

		19,504

Coal — 0.1%
Arch Coal, Inc., Class A	50	4,795
Peabody Energy Corp.	141	4,998
SunCoke Energy, Inc.†	360	4,032
Warrior Met Coal, Inc.	300	8,400

		22,225

Coatings/Paint — 0.1%
Akzo Nobel NV	170	14,298

Commercial Services — 0.4%
Ecolab, Inc.	542	83,007
HMS Holdings Corp.†	180	5,188
Medifast, Inc.	61	12,912
Weight Watchers International, Inc.†	150	9,915

		111,022

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc.	550	79,244
Green Dot Corp., Class A†	100	7,574
H&R Block, Inc.	16	424
IHS Markit, Ltd.†	97	5,095
Liberty Tax, Inc.	405	4,374
PayPal Holdings, Inc.†	414	34,855
Travelport Worldwide, Ltd.	275	4,114
Western Union Co.	94	1,696

		137,376

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	14,097
Rapid7, Inc.†	202	7,320

		21,417

Computer Services — 0.7%
Atos SE	14	1,198
CACI International, Inc., Class A†	18	3,212
Capgemini SE	418	51,106
Computershare, Ltd.	681	9,552
DXC Technology Co.	22	1,602
Fujitsu, Ltd.	100	6,055
Infosys, Ltd. ADR	2,190	20,739
International Business Machines Corp.	771	88,997
MAXIMUS, Inc.	150	9,746
Science Applications International Corp.	58	4,032
Teleperformance	67	11,041

		207,280

Computer Software — 0.3%
Akamai Technologies, Inc.†	545	39,376
Box, Inc., Class A†	187	3,366
Cloudera, Inc.†	600	8,256
Cornerstone OnDemand, Inc.†	200	9,850
Splunk, Inc.†	260	25,959
TiVo Corp.	387	4,257

		91,064

Computers — 1.6%
Apple, Inc.	1,743	381,473
Hewlett Packard Enterprise Co.	243	3,706
HP, Inc.	2,438	58,853
Nutanix, Inc., Class A†	380	15,774

		459,806

Computers-Integrated Systems — 0.0%
Cray, Inc.†	350	7,941

Computers-Memory Devices — 0.1%
Western Digital Corp.	470	20,243

Computers-Periphery Equipment — 0.0%
Logitech International SA	230	8,513

Consulting Services — 0.1%
FTI Consulting, Inc.†	200	13,822

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	575	59,972

Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	74	3,500

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	25,680	17,006
Packaging Corp. of America	16	1,469
Sonoco Products Co.	18	982

		19,457

Cosmetics & Toiletries — 0.4%
Oriflame Holding AG	197	4,652
Procter & Gamble Co.	1,146	101,627
Unicharm Corp.	200	5,427
Unilever NV CVA	189	10,175

		121,881

Cruise Lines — 0.0%
Carnival Corp.	109	6,108
Norwegian Cruise Line Holdings, Ltd.†	42	1,851
Royal Caribbean Cruises, Ltd.	43	4,504

		12,463

Data Processing/Management — 0.0%
Bottomline Technologies, Inc.†	42	2,799
CommVault Systems, Inc.†	110	6,404

		9,203

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	415	96,965

Dialysis Centers — 0.0%
DaVita, Inc.†	38	2,559
Fresenius Medical Care AG & Co. KGaA	49	3,857

		6,416

Distribution/Wholesale — 0.3%
Essendant, Inc.	271	3,453
H&E Equipment Services, Inc.	49	1,180
Inchcape PLC	414	2,860
ScanSource, Inc.†	200	7,776
Triton International, Ltd.	82	2,638
Veritiv Corp.†	140	4,668
WW Grainger, Inc.	208	59,066

		81,641

Diversified Banking Institutions — 2.5%
Banco Santander SA	8,215	38,945
Bank of America Corp.	2,651	72,903
Barclays PLC	9,150	20,126
BNP Paribas SA	948	49,433
Citigroup, Inc.	1,061	69,453
Credit Suisse Group AG	2,130	27,760
Goldman Sachs Group, Inc.	76	17,128
HSBC Holdings PLC	1,687	13,898
JPMorgan Chase & Co.	2,411	262,847
Lloyds Banking Group PLC	17,086	12,491
Mitsubishi UFJ Financial Group, Inc.	1,400	8,474
Mizuho Financial Group, Inc.	4,900	8,406
Morgan Stanley	366	16,712
Natixis SA	937	5,474
Royal Bank of Scotland Group PLC	10,080	30,431
Sumitomo Mitsui Financial Group, Inc.	505	19,619
UBS Group AG	2,013	28,088
UniCredit SpA	2,301	29,414

		731,602

Diversified Manufacturing Operations — 0.2%
3M Co.	257	48,897
Carlisle Cos., Inc.	12	1,159
Crane Co.	5	435
Eaton Corp. PLC	88	6,307
Ingersoll-Rand PLC	51	4,893
Parker-Hannifin Corp.	20	3,033
Siemens AG	45	5,185
Trelleborg AB, Class B	80	1,440
Trinity Industries, Inc.	26	742

		72,091

Diversified Minerals — 0.1%
Anglo American PLC	320	6,844
BHP Billiton PLC	693	13,844
Lundin Mining Corp.	800	3,287
Teck Resources, Ltd., Class B	200	4,134

		28,109

Diversified Operations — 0.2%
Jardine Matheson Holdings, Ltd.	740	42,771
Keppel Corp., Ltd.	2,300	10,314
Swire Pacific, Ltd., Class A	1,000	10,365
Wharf Holdings, Ltd.	2,000	4,977

		68,427

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	27	1,044
Revance Therapeutics, Inc.†	71	1,546

		2,590

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. ADR†	130	18,496
Amazon.com, Inc.†	62	99,076
eBay, Inc.†	58	1,684
Etsy, Inc.†	257	10,928

		130,184

E-Commerce/Services — 0.0%
Cargurus, Inc.†	200	8,884

E-Services/Consulting — 0.0%
CDW Corp.	30	2,700

Electric Products-Misc. — 0.2%
Brother Industries, Ltd.	600	10,951
Emerson Electric Co.	521	35,366
Legrand SA	61	3,987

		50,304

Electric-Distribution — 0.1%
Sempra Energy	96	10,572
Unitil Corp.	77	3,658

		14,230

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	500	13,604
Engie SA	540	7,200

		20,804

Electric-Integrated — 1.6%
AES Corp.	109	1,589
AGL Energy, Ltd.	270	3,455
ALLETE, Inc.	54	3,996
Ameren Corp.	255	16,468
American Electric Power Co., Inc.	94	6,896
Atco, Ltd., Class I	743	21,661
CMS Energy Corp.	1,100	54,472
DTE Energy Co.	34	3,822
Duke Energy Corp.	813	67,178
Edison International	26	1,804
Endesa SA	608	12,722
Enel SpA	1,479	7,257
Eversource Energy	60	3,796
NextEra Energy, Inc.	71	12,247
NorthWestern Corp.	80	4,701
OGE Energy Corp.	33	1,193
Origin Energy, Ltd.†	802	4,148
PGE Polska Grupa Energetyczna SA†	540	1,479
Pinnacle West Capital Corp.	21	1,727
PNM Resources, Inc.	250	9,602
Portland General Electric Co.	1,400	63,112
Public Service Enterprise Group, Inc.	102	5,450
RWE AG	155	3,022
Southern Co.	1,380	62,141
SSE PLC	1,192	17,366
Verbund AG	195	7,851
WEC Energy Group, Inc.	64	4,378
Xcel Energy, Inc.	1,288	63,125

		466,658

Electronic Components-Misc. — 0.4%
Benchmark Electronics, Inc.	450	9,823
Corning, Inc.	231	7,380
Garmin, Ltd.	37	2,448
Gentex Corp.	56	1,179
Hoya Corp.	200	11,327
Jabil, Inc.	1,500	37,095
Nippon Electric Glass Co., Ltd.	100	2,516
Plexus Corp.†	71	4,146
Sanmina Corp.†	500	12,650
Sensata Technologies Holding PLC†	310	14,539
Vishay Intertechnology, Inc.	500	9,150
ZAGG, Inc.†	332	4,021

		116,274

Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc.†	380	2,717
Diodes, Inc.†	203	6,129
Intel Corp.	2,188	102,574
Lattice Semiconductor Corp.†	408	2,452
Photronics, Inc.†	1,000	9,740
Qorvo, Inc.†	23	1,691
Skyworks Solutions, Inc.	29	2,516
SMART Global Holdings, Inc.†	143	4,005
STMicroelectronics NV	256	3,892
Texas Instruments, Inc.	1,127	104,619

		240,335

Electronic Forms — 0.5%
Adobe Systems, Inc.†	563	138,363

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	17	1,151

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	135	2,842

Electronics-Military — 0.0%
Thales SA	43	5,490

Energy-Alternate Sources — 0.0%
Renewable Energy Group, Inc.†	144	4,476

Engineering/R&D Services — 0.0%
Argan, Inc.	69	3,037
KBR, Inc.	352	6,963

		10,000

Enterprise Software/Service — 1.2%
CA, Inc.	1,245	55,228
Hortonworks, Inc.†	450	8,037
MobileIron, Inc.†	908	4,390
Open Text Corp.	1,600	54,080
Oracle Corp.	3,502	171,038
Progress Software Corp.	300	9,642
QAD, Inc., Class B	103	3,218
SAP SE	37	3,965
SAP SE ADR	244	26,172
Verint Systems, Inc.†	133	6,074

		341,844

Entertainment Software — 0.0%
Konami Holdings Corp.	100	3,806
Square Enix Holdings Co., Ltd.	100	3,573

		7,379

Female Health Care Products — 0.1%
Hengan International Group Co., Ltd.	2,370	18,858

Filtration/Separation Products — 0.0%
Alfa Laval AB	501	12,788

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	87	2,211
Credit Acceptance Corp.†	3	1,273
Santander Consumer USA Holdings, Inc.	72	1,350

		4,834

Finance-Consumer Loans — 0.1%
Enova International, Inc.†	281	6,646
Navient Corp.	302	3,497
Regional Management Corp.†	159	4,589
Synchrony Financial	153	4,418

		19,150

Finance-Credit Card — 0.8%
Alliance Data Systems Corp.	11	2,268
American Express Co.	450	46,228
Discover Financial Services	77	5,365
Visa, Inc., Class A	1,213	167,212

		221,073

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	689	31,859
Daiwa Securities Group, Inc.	3,570	20,556
E*TRADE Financial Corp.	53	2,619
Evercore, Inc., Class A	11	899
Jefferies Financial Group, Inc.	72	1,546
Lazard, Ltd., Class A	25	994

		58,473

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	173	3,362
Far East Horizon, Ltd.	16,960	16,433
ORIX Corp.	300	4,877

		24,672

Finance-Mortgage Loan/Banker — 0.0%
Charter Court Financial Services Group PLC*	1,304	4,840
PennyMac Financial Services, Inc.	203	4,058

		8,898

Finance-Other Services — 0.3%
CME Group, Inc.	206	37,747
Hong Kong Exchanges & Clearing, Ltd.	300	8,000
IG Group Holdings PLC	3,981	30,756
Nasdaq, Inc.	25	2,168

		78,671

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	850	10,378

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	57	3,385

Food-Confectionery — 0.3%
Barry Callebaut AG	1	1,951
Hershey Co.	365	39,110
J.M. Smucker Co.	316	34,229

		75,290

Food-Dairy Products — 0.1%
Danone SA	263	18,634
Dean Foods Co.	900	7,191

		25,825

Food-Misc./Diversified — 0.6%
Associated British Foods PLC	126	3,842
Campbell Soup Co.	737	27,571
Kellogg Co.	56	3,667
McCormick & Co., Inc.	175	25,200
Mondelez International, Inc., Class A	793	33,290
Nestle SA	365	30,784
Nichirei Corp.	100	2,410
Tate & Lyle PLC	4,897	42,140

		168,904

Food-Retail — 0.4%
Empire Co., Ltd., Class A	600	10,916
J Sainsbury PLC	2,510	9,981
Kesko Oyj, Class B	637	37,173
Koninklijke Ahold Delhaize NV	315	7,217
Kroger Co.	144	4,286
Seven & i Holdings Co., Ltd.	100	4,327
Tesco PLC	4,240	11,554
Wesfarmers, Ltd.	169	5,596
WM Morrison Supermarkets PLC	11,100	35,181

		126,231

Food-Wholesale/Distribution — 0.0%
United Natural Foods, Inc.†	400	8,692
US Foods Holding Corp.†	17	496

		9,188

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	200	4,108
Deckers Outdoor Corp.†	100	12,717

		16,825

Gambling (Non-Hotel) — 0.1%
Genting Singapore, Ltd.	9,900	6,284
William Hill PLC	12,763	34,276

		40,560

Gas-Distribution — 0.4%
Centrica PLC	14,535	27,313
Enagas SA	2,378	63,064
New Jersey Resources Corp.	82	3,698
ONE Gas, Inc.	125	9,864
Osaka Gas Co., Ltd.	700	12,822
Southwest Gas Holdings, Inc.	62	4,791
UGI Corp.	26	1,380

		122,932

Gold Mining — 0.2%
IAMGOLD Corp.†	800	2,747
Newcrest Mining, Ltd.	950	13,951
Newmont Mining Corp.	85	2,628
Novagold Resources, Inc.†	2,680	10,912
Randgold Resources, Ltd.	471	37,043

		67,281

Hazardous Waste Disposal — 0.0%
Heritage-Crystal Clean, Inc.†	170	3,908
Stericycle, Inc.†	2	100

		4,008

Home Furnishings — 0.0%
Leggett & Platt, Inc.	21	762

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A	7	485
Whitbread PLC	260	14,613

		15,098

Human Resources — 0.2%
Adecco Group AG	482	23,582
Barrett Business Services, Inc.	22	1,384
Insperity, Inc.	175	19,224
Kforce, Inc.	157	4,839
TriNet Group, Inc.†	100	4,699

		53,728

Import/Export — 0.3%
ITOCHU Corp.	200	3,699
Marubeni Corp.	900	7,273
Mitsubishi Corp.	200	5,614
Mitsui & Co., Ltd.	2,600	43,693
Sumitomo Corp.	500	7,562
Toyota Tsusho Corp.	300	10,812

		78,653

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	162	25,005
Linde PLC	153	25,317

		50,322

Instruments-Controls — 0.5%
Honeywell International, Inc.	950	137,579

Insurance Brokers — 0.0%
Aon PLC	9	1,406

Insurance-Life/Health — 0.3%
Aflac, Inc.	157	6,762
AMP, Ltd.	3,644	6,380
Athene Holding, Ltd., Class A†	13	594
Aviva PLC	4,855	26,562
CNO Financial Group, Inc.	524	9,904
Japan Post Holdings Co., Ltd.	800	9,519
Legal & General Group PLC	1,754	5,634
Lincoln National Corp.	45	2,709
Manulife Financial Corp.	200	3,149
NN Group NV	125	5,376
Prudential Financial, Inc.	84	7,878
Torchmark Corp.	58	4,910

		89,377

Insurance-Multi-line — 1.1%
Aegon NV	1,350	8,294
Ageas	110	5,504
Allianz SE	92	19,211
Allstate Corp.	73	6,988
American Financial Group, Inc.	35	3,501
ASR Nederland NV	201	9,139
Assicurazioni Generali SpA	375	6,049
Assurant, Inc.	421	40,925
AXA SA	1,740	43,558
Baloise Holding AG	43	6,143
Chubb, Ltd.	94	11,741
Cincinnati Financial Corp.	34	2,674
CNP Assurances	411	9,160
Direct Line Insurance Group PLC	10,575	44,508
Hartford Financial Services Group, Inc.	818	37,154
Loews Corp.	67	3,119
MetLife, Inc.	724	29,822
Talanx AG	1,197	42,864
Voya Financial, Inc.	35	1,532
Zurich Insurance Group AG	22	6,826

		338,712

Insurance-Property/Casualty — 1.5%
Alleghany Corp.	3	1,802
Berkshire Hathaway, Inc., Class B†	728	149,444
Fidelity National Financial, Inc.	1,546	51,714
First American Financial Corp.	736	32,627
Hanover Insurance Group, Inc.	380	42,324
Heritage Insurance Holdings, Inc.	350	4,886
Markel Corp.†	3	3,280
MS&AD Insurance Group Holdings, Inc.	200	6,021
Progressive Corp.	35	2,439
Safety Insurance Group, Inc.	100	8,328
Sompo Holdings, Inc.	200	8,271
Tokio Marine Holdings, Inc.	100	4,721
Travelers Cos., Inc.	940	117,622
Universal Insurance Holdings, Inc.	250	10,495
WR Berkley Corp.	24	1,822

		445,796

Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	802	44,744
Essent Group, Ltd.†	156	6,150
Everest Re Group, Ltd.	175	38,125
Hannover Rueck SE	48	6,474
Reinsurance Group of America, Inc.	14	1,993
RenaissanceRe Holdings, Ltd.	6	733
Swiss Re AG	514	46,360

		144,579

Internet Connectivity Services — 0.0%
Boingo Wireless, Inc.†	184	5,765

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	673	102,155
Limelight Networks, Inc.†	876	3,530

		105,685

Internet Content-Information/News — 0.0%
Yelp, Inc.†	250	10,705

Internet Security — 0.2%
Imperva, Inc.†	104	5,756
Palo Alto Networks, Inc.†	141	25,809
Symantec Corp.	1,500	27,225
Zix Corp.†	876	5,904

		64,694

Investment Management/Advisor Services — 0.4%
Altisource Portfolio Solutions SA†	145	3,658
Ameriprise Financial, Inc.	32	4,072

Amundi SA*	96	5,709
BlackRock, Inc.	86	35,382
BrightSphere Investment Group PLC	669	7,627
CI Financial Corp.	1,500	22,185
Federated Investors, Inc., Class B	400	9,868
Julius Baer Group, Ltd.	142	6,475
LPL Financial Holdings, Inc.	7	431
Raymond James Financial, Inc.	24	1,841
Standard Life Aberdeen PLC	2,503	8,644
Stifel Financial Corp.	300	13,716
T. Rowe Price Group, Inc.	46	4,461

		124,069

Lasers-System/Components — 0.0%
El.En. SpA	161	3,154
Electro Scientific Industries, Inc.†	275	7,975

		11,129

Leisure Products — 0.0%
Johnson Outdoors, Inc., Class A	53	3,991
MasterCraft Boat Holdings, Inc.†	114	3,384

		7,375

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	3	377

Machine Tools & Related Products — 0.0%
Finning International, Inc.	300	6,230
Lincoln Electric Holdings, Inc.	5	405
Sandvik AB	324	5,124

		11,759

Machinery-Construction & Mining — 0.2%
Atlas Copco AB, Class A	104	2,571
Caterpillar, Inc.	161	19,532
Epiroc AB, Class A†	92	807
Hyster-Yale Materials Handling, Inc.	150	9,067
Tadano, Ltd.	737	7,915
Takeuchi Manufacturing Co., Ltd.	500	10,487

		50,379

Machinery-Electrical — 0.2%
Hitachi, Ltd.	1,513	46,210

Machinery-Farming — 0.1%
CNH Industrial NV	730	7,585
CNH Industrial NV	911	9,472
Deere & Co.	25	3,386

		20,443

Machinery-General Industrial — 0.1%
Deutz AG	585	4,357
FLSmidth & Co. A/S	78	4,096
Intevac, Inc.†	452	2,169
Manitowoc Co, Inc.†	400	7,312
Mitsubishi Heavy Industries, Ltd.	300	10,571

		28,505

Machinery-Material Handling — 0.0%
Dover Corp.	24	1,988
KION Group AG	140	8,210

		10,198

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	254	3,548

Medical Instruments — 0.3%
Avanos Medical, Inc.†	150	8,490
Cardiovascular Systems, Inc.†	175	4,909
LivaNova PLC†	100	11,199
Medtronic PLC	620	55,688

		80,286

Medical Labs & Testing Services — 0.3%
ICON PLC†	60	8,285
Laboratory Corp. of America Holdings†	21	3,372
Medpace Holdings, Inc.†	200	10,420
Miraca Holdings, Inc.	1,100	26,734
Natera, Inc.†	239	5,248
Quest Diagnostics, Inc.	406	38,209

		92,268

Medical Products — 0.5%
Baxter International, Inc.	575	35,943
Becton Dickinson and Co.	170	39,185
Globus Medical, Inc., Class A†	200	10,570
Haemonetics Corp.†	110	11,492
Inogen, Inc.†	40	7,583
Intersect ENT, Inc.†	90	2,525
Koninklijke Philips NV	110	4,101
Luminex Corp.	252	7,250
Orthofix Medical, Inc.†	150	9,123
Straumann Holding AG	8	5,444
Surmodics, Inc.†	100	6,343

		139,559

Medical-Biomedical/Gene — 1.0%
ACADIA Pharmaceuticals, Inc.†	200	3,896
Achillion Pharmaceuticals, Inc.†	696	1,991
Alexion Pharmaceuticals, Inc.†	231	25,888
AMAG Pharmaceuticals, Inc.†	171	3,676
Amgen, Inc.	135	26,027
Biogen, Inc.†	154	46,858
BioMarin Pharmaceutical, Inc.†	190	17,512
Celgene Corp.†	415	29,714
Emergent BioSolutions, Inc.†	87	5,324
Gilead Sciences, Inc.	959	65,385
H. Lundbeck A/S	73	3,402
Infinity Pharmaceuticals, Inc.†	1,757	3,514
Myriad Genetics, Inc.†	26	1,171
PDL BioPharma, Inc.†	1,124	2,799
PTC Therapeutics, Inc.†	200	7,704
Puma Biotechnology, Inc.†	100	3,705
Regeneron Pharmaceuticals, Inc.†	52	17,640
REGENXBIO, Inc.†	120	8,000
Retrophin, Inc.†	137	3,515
Sangamo Therapeutics, Inc.†	158	2,002
United Therapeutics Corp.†	3	333

		280,056

Medical-Drugs — 4.0%
AbbVie, Inc.	710	55,274
Akcea Therapeutics, Inc.†	54	1,205
Akorn, Inc.†	1,400	9,338
Allergan PLC	140	22,121
Astellas Pharma, Inc.	900	13,883

AstraZeneca PLC	52	3,972
Bayer AG	525	40,308
Bristol-Myers Squibb Co.	771	38,966
Catalyst Pharmaceuticals, Inc.†	1,182	3,522
Chimerix, Inc.†	170	593
Conatus Pharmaceuticals, Inc.†	560	2,324
Concert Pharmaceuticals, Inc.†	553	8,251
Corcept Therapeutics, Inc.†	204	2,397
Durect Corp.†	1,536	1,536
Eli Lilly & Co.	527	57,148
Enanta Pharmaceuticals, Inc.†	100	7,716
GlaxoSmithKline PLC	381	7,367
Hikma Pharmaceuticals PLC	434	10,540
Insys Therapeutics, Inc.†	348	2,969
Ipsen SA	29	4,022
Johnson & Johnson	1,850	258,982
Merck & Co., Inc.	2,412	177,547
Novartis AG	612	53,444
Novo Nordisk A/S, Class B	279	12,050
Ono Pharmaceutical Co., Ltd.	200	4,542
Pfizer, Inc.	4,311	185,632
Phibro Animal Health Corp., Class A	160	6,867
Roche Holding AG	493	119,626
Sanofi	145	12,960
Shionogi & Co., Ltd.	200	12,779
Supernus Pharmaceuticals, Inc.†	90	4,280
UCB SA	53	4,449
Vanda Pharmaceuticals, Inc.†	269	5,103
Zoetis, Inc.	416	37,502

		1,189,215

Medical-Generic Drugs — 0.2%
Endo International PLC†	500	8,470
Momenta Pharmaceuticals, Inc.†	248	3,102
Mylan NV†	529	16,531
Perrigo Co. PLC	29	2,039
Teva Pharmaceutical Industries, Ltd. ADR	1,060	21,179

		51,321

Medical-HMO — 1.5%
Aetna, Inc.	659	130,746
Anthem, Inc.	52	14,330
Cigna Corp.	49	10,477
Humana, Inc.	149	47,741
Triple-S Management Corp., Class B†	247	4,238
UnitedHealth Group, Inc.	943	246,453

		453,985

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	71	9,481

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	100	11,000
Providence Service Corp.†	67	4,428

		15,428

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	29	2,552
McKesson Corp.	38	4,741
Suzuken Co., Ltd.	200	10,111

		17,404

Metal-Aluminum — 0.0%
Century Aluminum Co.†	267	2,120

Metal-Diversified — 0.1%
Glencore PLC	1,063	4,327
Rio Tinto PLC	201	9,778
Rio Tinto, Ltd.	270	14,640
South32, Ltd.	1,885	4,823

		33,568

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,332	3,768

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	292	4,175
Hillenbrand, Inc.	111	5,317

		9,492

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	13	497

Multimedia — 0.5%
Viacom, Inc., Class B	57	1,823
Vivendi SA	223	5,388
Walt Disney Co.	1,268	145,604

		152,815

Networking Products — 0.6%
Cisco Systems, Inc.	3,748	171,471
Telefonaktiebolaget LM Ericsson, Class B	1,771	15,384

		186,855

Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	200	5,528

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	652	47,387
Waste Management, Inc.	1,146	102,533

		149,920

Office Automation & Equipment — 0.2%
Ricoh Co., Ltd.	5,600	55,868
Xerox Corp.	19	529

		56,397

Office Furnishings-Original — 0.0%
Herman Miller, Inc.	121	3,987
Interface, Inc.	128	2,085
Steelcase, Inc., Class A	266	4,416

		10,488

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7	635

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	22	1,370
Noble Corp. PLC†	930	4,669

		6,039

Oil Companies-Exploration & Production — 0.6%
Abraxas Petroleum Corp.†	1,632	3,003
Anadarko Petroleum Corp.	576	30,643

Antero Resources Corp.†	51	810
Apache Corp.	11	416
Bonanza Creek Energy, Inc.†	120	3,090
California Resources Corp.†	300	9,402
ConocoPhillips	235	16,427
Devon Energy Corp.	80	2,592
Encana Corp.	2,040	20,827
Hess Corp.	64	3,674
HighPoint Resources Corp.†	607	2,258
Marathon Oil Corp.	171	3,247
Noble Energy, Inc.	39	969
PDC Energy, Inc.†	100	4,245
Penn Virginia Corp.†	90	6,190
Pioneer Natural Resources Co.	312	45,948
Santos, Ltd.	2,520	11,866
Talos Energy, Inc.†	149	3,883

		169,490

Oil Companies-Integrated — 1.9%
BP PLC	8,176	59,223
Chevron Corp.	818	91,330
China Petroleum & Chemical Corp.	60,000	48,520
Eni SpA	797	14,175
Exxon Mobil Corp.	2,133	169,957
Galp Energia SGPS SA	559	9,745
Husky Energy, Inc.	600	8,482
Imperial Oil, Ltd.	300	9,371
Murphy Oil Corp.	26	828
OMV AG	158	8,789
Repsol SA	523	9,369
Royal Dutch Shell PLC, Class A	2,947	93,559
TOTAL SA	721	42,315

		565,663

Oil Field Machinery & Equipment — 0.1%
CIMC Enric Holdings, Ltd.	19,340	14,925
National Oilwell Varco, Inc.	76	2,797

		17,722

Oil Refining & Marketing — 0.7%
Caltex Australia, Ltd.	982	19,673
CVR Energy, Inc.	24	1,032
HollyFrontier Corp.	34	2,293
Neste Oyj	685	56,439
Phillips 66	312	32,080
Sunoco LP	1,323	36,171
Valero Energy Corp.	563	51,284

		198,972

Oil-Field Services — 0.3%
C&J Energy Services, Inc.†	153	2,873
KLX Energy Services Holdings, Inc.†	50	1,444
Newpark Resources, Inc.†	346	2,841
Saipem SpA†	4,050	22,163
SBM Offshore NV	321	5,554
Schlumberger, Ltd.	947	48,591

		83,466

Optical Supplies — 0.0%
STAAR Surgical Co.†	200	8,022

Paper & Related Products — 0.2%
Domtar Corp.	200	9,262
International Paper Co.	77	3,493
Oji Holdings Corp.	1,100	7,811
Resolute Forest Products, Inc.†	504	5,680
Stora Enso Oyj, Class R	387	5,829
UPM-Kymmene Oyj	277	8,908
Verso Corp., Class A†	325	9,136

		50,119

Patient Monitoring Equipment — 0.0%
Masimo Corp.†	53	6,127

Pharmacy Services — 0.2%
CVS Health Corp.	738	53,424
Express Scripts Holding Co.†	114	11,054

		64,478

Photo Equipment & Supplies — 0.1%
Ambarella, Inc.†	290	10,086
Nikon Corp.	500	8,673

		18,759

Pipelines — 0.2%
Enterprise Products Partners LP	1,488	39,908
Kinder Morgan, Inc.	1,578	26,858

		66,766

Poultry — 0.0%
Sanderson Farms, Inc.	100	9,839

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	9	915
Schneider Electric SE	230	16,680

		17,595

Printing-Commercial — 0.0%
Quad/Graphics, Inc.	161	2,484
RR Donnelley & Sons Co.	369	2,166

		4,650
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	4	1,106

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	83	4,713

Racetracks — 0.0%
Penn National Gaming, Inc.†	421	10,230

Real Estate Investment Trusts — 1.1%
AG Mtg. Investment Trust, Inc.	195	3,373
AGNC Investment Corp.	2,358	42,067
American Tower Corp.	398	62,012
Annaly Capital Management, Inc.	4,864	48,008
CBL & Associates Properties, Inc.	482	1,591
Chatham Lodging Trust	186	3,627
CoreCivic, Inc.	400	8,984
Dexus	751	5,438
DiamondRock Hospitality Co.	252	2,633
Equinix, Inc.	71	26,891
Gaming and Leisure Properties, Inc.	1,400	47,166
GEO Group, Inc.	400	8,844
Hersha Hospitality Trust	177	3,108
LaSalle Hotel Properties	162	5,348
Link REIT	1,000	8,851

Mirvac Group	3,913	6,022
Park Hotels & Resorts, Inc.	229	6,657
Pebblebrook Hotel Trust	108	3,641
PotlatchDeltic Corp.	74	2,682
Preferred Apartment Communities, Inc., Class A	254	4,280
Ramco-Gershenson Properties Trust	270	3,586
Ryman Hospitality Properties, Inc.	29	2,250
Scentre Group	2,500	7,031
Stockland	1,894	4,847
Xenia Hotels & Resorts, Inc.	207	4,254

		323,191

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	10	403
Daito Trust Construction Co., Ltd.	400	52,670
Jones Lang LaSalle, Inc.	9	1,190
Marcus & Millichap, Inc.†	80	2,777
RE/MAX Holdings, Inc., Class A	182	6,805
Vonovia SE	116	5,312

		69,157

Real Estate Operations & Development — 0.2%
CapitaLand, Ltd.	3,900	8,854
China Vanke Co., Ltd.	3,400	10,425
CK Asset Holdings, Ltd.	500	3,237
Howard Hughes Corp.†	3	335
Kerry Properties, Ltd.	1,000	3,156
LEG Immobilien AG	47	5,145
McGrath RentCorp	97	5,179
Swire Properties, Ltd.	1,800	6,164
Tokyu Fudosan Holdings Corp.	600	3,397

		45,892

Recreational Vehicles — 0.0%
Brunswick Corp.	17	884

Rental Auto/Equipment — 0.1%
AMERCO	4	1,306
Ashtead Group PLC	431	10,654
CAI International, Inc.†	183	4,558
Europcar Mobility Group*	1,670	15,843
Herc Holdings, Inc.†	300	9,618
Textainer Group Holdings, Ltd.†	100	1,173

		43,152

Retail-Apparel/Shoe — 0.3%
ANTA Sports Products, Ltd.	4,060	16,640
Ascena Retail Group, Inc.†	1,409	5,425
Cato Corp., Class A	282	5,437
DSW, Inc., Class A	159	4,222
Express, Inc.†	611	5,383
Foot Locker, Inc.	17	801
Gap, Inc.	77	2,102
Next PLC	185	12,302
Shimamura Co., Ltd.	400	33,714

		86,026

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	6	4,401
Genuine Parts Co.	23	2,252

		6,653

Retail-Automobile — 0.0%
CarMax, Inc.†	37	2,512
Rush Enterprises, Inc., Class A	225	7,963

		10,475

Retail-Building Products — 0.6%
BMC Stock Holdings, Inc.†	400	6,696
Home Depot, Inc.	831	146,156
Lowe’s Cos., Inc.	149	14,188

		167,040

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	60	4,210

Retail-Discount — 0.6%
Costco Wholesale Corp.	111	25,378
Target Corp.	110	9,199
Walmart, Inc.	1,468	147,211

		181,788

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	740	59,030

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	155	1,854

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	70	5,105
Movado Group, Inc.	100	3,851
Signet Jewelers, Ltd.	200	11,210
Swatch Group AG	29	9,780

		29,946

Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	4	238

Retail-Major Department Stores — 0.4%
Nordstrom, Inc.	34	2,236
TJX Cos., Inc.	1,036	113,836

		116,072

Retail-Regional Department Stores — 0.2%
Dillard’s, Inc., Class A	63	4,437
Kohl’s Corp.	529	40,061
Macy’s, Inc.	46	1,577

		46,075

Retail-Restaurants — 0.8%
BJ’s Restaurants, Inc.	41	2,508
Brinker International, Inc.	866	37,541
Cheesecake Factory, Inc.	471	22,768
Chipotle Mexican Grill, Inc.†	45	20,715
Dine Brands Global, Inc.	100	8,104
Dunkin’ Brands Group, Inc.	656	47,599
Jack in the Box, Inc.	90	7,104
McDonald’s Corp.	381	67,399
Yum China Holdings, Inc.	794	28,648

		242,386

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	453	7,914

Rubber-Tires — 0.2%
Bridgestone Corp.	1,400	53,937

Satellite Telecom — 0.4%
Eutelsat Communications SA	2,467	50,127
Intelsat SA†	350	9,121
SES SA FDR	2,887	62,031

		121,279

Savings & Loans/Thrifts — 0.2%
Axos Financial, Inc.†	209	6,345
Berkshire Hills Bancorp, Inc.	107	3,571
First Financial Northwest, Inc.	279	4,216
Flagstar Bancorp, Inc.†	300	9,237
HomeTrust Bancshares, Inc.†	141	3,844
Meridian Bancorp, Inc.	221	3,501
People’s United Financial, Inc.	243	3,806
Provident Financial Services, Inc.	256	6,246
United Financial Bancorp, Inc.	216	3,337
WSFS Financial Corp.	150	6,379

		50,482

Schools — 0.0%
Bridgepoint Education, Inc.†	698	6,701
Career Education Corp.†	191	2,746

		9,447

Security Services — 0.1%
G4S PLC	6,840	18,772

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	2,533

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	116	4,343
QUALCOMM, Inc.	500	31,445
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,360	51,816

		87,604

Semiconductor Equipment — 0.2%
ASML Holding NV	110	18,809
ASML Holding NV	75	12,927
Cohu, Inc.	60	1,248
Entegris, Inc.	250	6,635
KLA-Tencor Corp.	32	2,929
Lam Research Corp.	34	4,819
MKS Instruments, Inc.	36	2,653
Teradyne, Inc.	38	1,309

		51,329

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	7	1,529

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	886	52,602

Software Tools — 0.1%
VMware, Inc., Class A†	130	18,381

Steel-Producers — 0.2%
ArcelorMittal	873	21,767
BlueScope Steel, Ltd.	426	4,366
Nucor Corp.	64	3,784
POSCO ADR	51	2,939
Reliance Steel & Aluminum Co.	14	1,105
Shiloh Industries, Inc.†	348	3,163
SSAB AB, Class A	1,140	4,547
Steel Dynamics, Inc.	48	1,901
thyssenkrupp AG	1,060	22,287

		65,859

Steel-Specialty — 0.0%
Outokumpu Oyj	165	693

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	5,720
Finisar Corp.†	175	2,921

		8,641

Telecom Services — 0.5%
BCE, Inc.	1,500	58,054
HKT Trust & HKT, Ltd.	41,000	56,584
Orange Polska SA†	4,540	5,135
PCCW, Ltd.	66,000	36,166
Spark New Zealand, Ltd.	2,138	5,522

		161,461

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	131	1,761
Aerohive Networks, Inc.†	793	3,037
ARRIS International PLC†	34	846
Juniper Networks, Inc.	56	1,639

		7,283

Telephone-Integrated — 1.1%
AT&T, Inc.	3,182	97,624
Frontier Communications Corp.	279	1,342
KDDI Corp.	1,900	47,279
Koninklijke KPN NV	1,294	3,422
Nippon Telegraph & Telephone Corp.	1,400	58,796
SoftBank Group Corp.	100	8,108
Telecom Italia SpA†	20,440	12,039
Verizon Communications, Inc.	1,852	105,731

		334,341

Television — 0.1%
CBS Corp., Class B	55	3,154
Gray Television, Inc.†	246	4,258
Sinclair Broadcast Group, Inc., Class A	250	7,160
World Wrestling Entertainment, Inc., Class A	140	10,163

		24,735

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	34	10,301

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	400	7,704
Cinemark Holdings, Inc.	9	374

		8,078

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	202	1,513
Sarepta Therapeutics, Inc.†	56	7,491

		9,004

Tobacco — 0.5%
Altria Group, Inc.	130	8,455
British American Tobacco PLC	189	8,202
Imperial Brands PLC	2,679	90,775
Japan Tobacco, Inc.	200	5,143
Philip Morris International, Inc.	120	10,568
Scandinavian Tobacco Group A/S*	354	5,373
Swedish Match AB	124	6,321

		134,837

Tools-Hand Held — 0.0%
Snap-on, Inc.	11	1,693

Transport-Marine — 0.1%
AP Moller—Maersk A/S, Series B	18	22,853
Safe Bulkers, Inc.†	1,204	3,046

		25,899

Transport-Rail — 0.0%
Kansas City Southern	16	1,631

Transport-Services — 0.5%
DSV A/S	117	9,396
FedEx Corp.	43	9,475
Royal Mail PLC	9,805	44,943
United Parcel Service, Inc., Class B	795	84,699

		148,513

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	3,279
Heartland Express, Inc.	144	2,804
Werner Enterprises, Inc.	116	3,734

		9,817

Warehousing & Harbor Transportation Services — 0.1%
Hutchison Port Holdings Trust	151,203	37,094

Water — 0.0%
Veolia Environnement SA	220	4,389

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	4,910
Pentair PLC	29	1,164

		6,074

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	80	87,247
Alphabet, Inc., Class C†	112	120,598

		207,845

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	504	61,770

Total Common Stocks (cost $18,154,504)		17,774,655

U.S. CORPORATE BONDS & NOTES — 14.6%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	$133,000	126,363

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	113,000	114,799

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	93,000	84,815

Auto-Cars/Light Trucks — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	85,000	81,666

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	126,000	125,487

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.10% due 01/15/2019	67,000	66,916

Banks-Super Regional — 1.4%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	138,000	128,931
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	83,000	82,179
US Bancorp Senior Notes 3.15% due 04/27/2027	132,000	124,421
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	95,000	85,384

		420,915

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	131,000	125,177

Computers — 0.2%
Apple, Inc. FRS Senior Notes 2.64% (3 ML+0.30%) due 05/06/2019	68,000	68,106

Cosmetics & Toiletries — 0.2%
Procter & Gamble Co. Senior Notes 1.60% due 11/15/2018	59,000	58,979

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	129,000	122,707
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	92,000	84,454
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	126,000	122,983

JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	114,000	123,171

		453,315

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	111,000	125,376

Enterprise Software/Service — 0.6%
Oracle Corp. Senior Notes 5.00% due 07/08/2019	191,000	193,789

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 2.70% due 03/03/2022	134,000	129,929
Visa, Inc. Senior Notes 4.30% due 12/14/2045	161,000	159,219

		289,148

Food-Retail — 0.5%
Kroger Co. Senior Notes 1.50% due 09/30/2019	137,000	134,992

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	77,000	74,892

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	83,000	82,453

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	80,000	78,125

Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 1.80% due 11/13/2018	101,000	100,974

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	121,000	123,994

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	79,000	78,377
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	89,000	86,994

		165,371

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 1.95% due 06/14/2019	77,000	76,507

Oil Companies-Exploration & Production — 0.6%
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	77,000	77,554
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	90,000	87,127

		164,681

Oil Companies-Integrated — 0.3%
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	89,000	79,129

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 3.35% due 03/09/2021	85,000	84,593

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	126,000	123,473

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 4.20% due 04/01/2043	82,000	78,556

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	91,000	87,661

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	90,000	85,821
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	132,568
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	10,611

		229,000

Transport-Rail — 0.6%
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	166,000	166,244

Transport-Services — 0.4%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	125,000	118,708

Total U.S. Corporate Bonds & Notes (cost $4,485,947)		4,304,204

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Mtg. Corp. — 1.4%
3.50% due 03/01/2046	211,722	206,947
3.75% due 03/27/2019	199,000	200,066

		407,013

Federal National Mtg. Assoc. — 2.3%
2.13% due 04/24/2026	331,000	306,230
4.50% due 02/01/2048	376,022	385,235

		691,465

Total U.S. Government Agencies (cost $1,120,838)		1,098,478

U.S. GOVERNMENT TREASURIES — 9.4%
United States Treasury Bonds — 1.9%
1.00% due 02/15/2048 TIPS(3)	92,024	85,093
2.75% due 11/15/2042	194,000	173,304
3.38% due 05/15/2044	306,000	304,697

		563,094

United States Treasury Notes — 7.5%
1.25% due 10/31/2021	205,000	195,102
1.50% due 10/31/2019	119,000	117,564
1.63% due 07/31/2019	82,000	81,395
1.63% due 02/15/2026	186,000	168,265
1.75% due 05/15/2023	223,000	211,397
2.00% due 02/15/2025	144,000	135,270
2.00% due 11/15/2026	179,000	164,820
2.13% due 06/30/2022	267,000	259,261
2.25% due 01/31/2024	142,000	136,808
2.25% due 11/15/2024	162,000	154,881
2.25% due 02/15/2027	189,000	176,951
2.75% due 02/15/2028	171,000	165,482
3.13% due 05/15/2021	256,000	257,330

		2,224,526

Total U.S. Government Treasuries (cost $2,857,873)		2,787,620

EXCHANGE-TRADED FUNDS — 5.9%
FlexShares Quality Dividend Index Fund ETF	13,353	594,609
iShares Edge MSCI ETF	8,000	858,160
iShares MSCI ACWI ETF	3,100	213,094
iShares Russell 1000 Value ETF	143	17,173
iShares Russell 2000 ETF	270	40,508
iShares Russell 2000 Growth ETF	39	7,328
iShares Russell 2000 Value ETF	63	7,632

Total Exchange-Traded Funds (cost $1,750,827)		1,738,504

RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA† Expires 11/01/2018 (Strike Price 4.85 EUR) (cost $297)	7,374	286

Total Long-Term Investment Securities (cost $28,370,286)		27,703,747

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(4) (cost $1,696,001)	1,696,001	1,696,001

TOTAL INVESTMENTS (cost $30,066,287)	99.4%	29,399,748
Other assets less liabilities	0.6	170,607

NET ASSETS	100.0%	$29,570,355

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $37,972 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $162 representing 0.0% of net assets.
(3)	Principal amount of security is adjusted for inflation.
(4)	The rate shown is the 7-day yield as of October 31, 2018.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Funds
EUR	— Euro Currency
FDR	— Fiduciary Depositary Receipt
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2018	$289,480	$271,110	$(18,370)
3	Short	U.S. Treasury 10 Year Notes	December 2018	360,275	355,313	4,962

						$(13,408)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$—	$—		$162	$162
Other Industries	12,807,348	4,967,145	**	—	17,774,493
U.S. Corporate Bonds & Notes	—	4,304,204		—	4,304,204
U.S. Government Agencies	—	1,098,478		—	1,098,478
U.S. Government Treasuries	—	2,787,620		—	2,787,620
Exchange-Traded Funds	1,738,504	—		—	1,738,504
Rights	286	—		—	286
Short-Term Investment Securities	1,696,001	—		—	1,696,001

Total Investments at Value	$16,242,139	$13,157,447		$162	$29,399,748

Other Financial Instruments:+
Futures Contracts	$4,962	$—		$—	$4,962

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$18,370	$—		$—	$18,370

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.7%
Aerospace/Defense — 2.9%
Boeing Co.	54,705	$19,412,616

Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	174,961	8,403,377

Airlines — 1.1%
Delta Air Lines, Inc.	137,307	7,514,812

Applications Software — 8.9%
Microsoft Corp.	446,198	47,658,408
salesforce.com, Inc.†	92,652	12,715,561

		60,373,969

Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	71,204	3,138,673
Lear Corp.	44,687	5,938,902

		9,077,575

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	128,213	14,408,577

Building-Residential/Commercial — 0.1%
Toll Brothers, Inc.	26,824	902,896

Chemicals-Diversified — 0.8%
Eastman Chemical Co.	69,601	5,453,238

Commercial Services-Finance — 0.8%
WEX, Inc.†	30,785	5,416,929

Computer Services — 3.5%
Accenture PLC, Class A	52,626	8,294,910
Cognizant Technology Solutions Corp., Class A	123,552	8,528,795
DXC Technology Co.	92,903	6,766,125

		23,589,830

Computers — 7.0%
Apple, Inc.	218,750	47,875,625

Computers-Memory Devices — 0.5%
Western Digital Corp.	77,084	3,320,008

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	69,381	7,236,438

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	47,310	4,924,971

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	26,150	5,784,380

Distribution/Wholesale — 0.6%
WW Grainger, Inc.	15,376	4,366,323

Diversified Banking Institutions — 0.7%
Bank of America Corp.	165,851	4,560,903

Diversified Manufacturing Operations — 2.4%
Illinois Tool Works, Inc.	44,890	5,726,617
Ingersoll-Rand PLC	49,836	4,781,266
Textron, Inc.	109,759	5,886,375

		16,394,258

E-Commerce/Products — 6.0%
Amazon.com, Inc.†	25,448	40,666,159

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	6,514	12,211,014

Electric-Integrated — 0.8%
AES Corp.	382,133	5,571,499

Electronic Components-Semiconductors — 2.8%
Broadcom, Inc.	11,874	2,653,720
NVIDIA Corp.	61,101	12,881,924
Texas Instruments, Inc.	40,322	3,743,091

		19,278,735

Electronic Forms — 2.5%
Adobe Systems, Inc.†	68,017	16,715,858

Entertainment Software — 1.6%
Electronic Arts, Inc.†	81,482	7,413,232
Take-Two Interactive Software, Inc.†	26,632	3,432,066

		10,845,298

Finance-Consumer Loans — 0.6%
Synchrony Financial	140,997	4,071,993

Finance-Credit Card — 3.8%
Discover Financial Services	102,169	7,118,114
Mastercard, Inc., Class A	47,500	9,389,325
Visa, Inc., Class A	67,127	9,253,457

		25,760,896

Food-Meat Products — 0.9%
Tyson Foods, Inc., Class A	104,998	6,291,480

Food-Misc./Diversified — 0.8%
General Mills, Inc.	121,968	5,342,198

Hotels/Motels — 1.3%
Marriott International, Inc., Class A	76,279	8,916,252

Independent Power Producers — 0.5%
NRG Energy, Inc.	95,388	3,452,092

Insurance-Multi-line — 0.7%
MetLife, Inc.	120,616	4,968,173

Internet Application Software — 0.3%
Okta, Inc.†	32,188	1,878,492

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	105,962	16,083,972
Netflix, Inc.†	5,285	1,594,907

		17,678,879

Medical Instruments — 1.5%
Edwards Lifesciences Corp.†	67,673	9,988,535

Medical Products — 1.1%
ABIOMED, Inc.†	21,357	7,287,008

Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	14,577	2,810,300
Biogen, Inc.†	34,709	10,560,907
Celgene Corp.†	87,725	6,281,110
Incyte Corp.†	9,872	639,903
Vertex Pharmaceuticals, Inc.†	40,841	6,920,916

		27,213,136

Medical-Drugs — 2.2%
Bristol-Myers Squibb Co.	169,072	8,544,899
Eli Lilly & Co.	60,576	6,568,861

		15,113,760

Medical-HMO — 2.7%
Humana, Inc.	16,213	5,194,807
UnitedHealth Group, Inc.	23,963	6,262,730
WellCare Health Plans, Inc.†	25,912	7,151,453

		18,608,990

Medical-Hospitals — 1.4%
HCA Healthcare, Inc.	69,942	9,339,355

Networking Products — 1.0%
Cisco Systems, Inc.	154,312	7,059,774

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	73,549	5,181,527

Real Estate Investment Trusts — 3.4%
Extra Space Storage, Inc.	87,346	7,866,381
Life Storage, Inc.	53,181	5,007,523
Simon Property Group, Inc.	56,286	10,329,607

		23,203,511

Recreational Vehicles — 0.4%
Brunswick Corp.	46,756	2,430,845

Retail-Apparel/Shoe — 1.3%
Lululemon Athletica, Inc.†	25,008	3,519,376
Ross Stores, Inc.	11,081	1,097,019
Urban Outfitters, Inc.†	100,947	3,983,369

		8,599,764

Retail-Arts & Crafts — 0.5%
Michaels Cos., Inc.†	226,872	3,595,921

Retail-Building Products — 0.7%
Home Depot, Inc.	26,148	4,598,910

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	13,979	980,767

Retail-Discount — 0.8%
Costco Wholesale Corp.	24,034	5,494,893

Retail-Drug Store — 1.4%
Walgreens Boots Alliance, Inc.	116,533	9,295,837

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	82,688	9,085,758

Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	7,728	3,557,430
Domino’s Pizza, Inc.	28,140	7,563,751
Starbucks Corp.	11,055	644,175

		11,765,356

Tobacco — 1.2%
Philip Morris International, Inc.	93,346	8,220,982

Transport-Rail — 2.0%
Union Pacific Corp.	94,327	13,792,494

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	31,744	2,132,562

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	99,888	7,308,805

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	14,526	15,841,765
Alphabet, Inc., Class C†	18,078	19,465,848

		35,307,613

Total Long-Term Investment Securities (cost $598,079,820)		678,271,846

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 2.03% due 11/01/2018 (cost $687,000)	$687,000	687,000

TOTAL INVESTMENTS (cost $598,766,820)	99.8%	678,958,846
Other assets less liabilities	0.2	1,402,242

NET ASSETS	100.0%	$680,361,088

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$678,271,846	$—	$—	$678,271,846
Short-Term Investment Securities	—	687,000	—	687,000

Total Investments at Value	$678,271,846	$687,000	$—	$678,958,846

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 1.5%
United Technologies Corp.	115,466	$14,342,032

Applications Software — 1.7%
Microsoft Corp.	102,819	10,982,097
salesforce.com, Inc.†	43,192	5,927,670

		16,909,767

Athletic Footwear — 1.1%
NIKE, Inc., Class B	151,018	11,332,391

Banks-Super Regional — 1.2%
US Bancorp	218,971	11,445,614

Beverages-Wine/Spirits — 2.1%
Diageo PLC	250,947	8,679,546
Pernod Ricard SA	81,981	12,509,202

		21,188,748

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	576,611	21,991,944

Chemicals-Diversified — 1.0%
PPG Industries, Inc.	91,730	9,639,906

Coatings/Paint — 1.3%
Sherwin-Williams Co.	33,590	13,216,657

Computer Services — 6.2%
Accenture PLC, Class A	114,271	18,011,395
Amdocs, Ltd.	192,690	12,191,496
Cognizant Technology Solutions Corp., Class A	258,505	17,844,600
DXC Technology Co.	178,504	13,000,447

		61,047,938

Computers — 2.1%
Apple, Inc.	71,745	15,702,111
Hewlett Packard Enterprise Co.	313,186	4,776,086

		20,478,197

Consumer Products-Misc. — 0.7%
Kimberly-Clark Corp.	65,612	6,843,332

Containers-Metal/Glass — 1.0%
Crown Holdings, Inc.†	242,551	10,257,482

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	167,609	9,981,116
Coty, Inc., Class A	409,258	4,317,672
Estee Lauder Cos., Inc., Class A	42,996	5,909,370

		20,208,158

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	194,687	20,266,917

Diagnostic Equipment — 4.7%
Danaher Corp.	232,842	23,144,495
Thermo Fisher Scientific, Inc.	98,177	22,939,056

		46,083,551

Diversified Banking Institutions — 8.9%
Bank of America Corp.	945,148	25,991,570
Goldman Sachs Group, Inc.	72,296	16,293,350
JPMorgan Chase & Co.	302,783	33,009,403
Morgan Stanley	274,752	12,545,176

		87,839,499

Electric Products-Misc. — 1.0%
AMETEK, Inc.	141,787	9,511,072

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	77,418	5,679,385

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	157,552	14,625,552

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	107,917	8,139,100

Electronic Forms — 1.3%
Adobe Systems, Inc.†	51,967	12,771,410

Electronic Measurement Instruments — 0.7%
Fortive Corp.	98,891	7,342,657

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	2,089	43,966

Engineering/R&D Services — 0.5%
Fluor Corp.	113,523	4,979,119

Entertainment Software — 0.8%
Electronic Arts, Inc.†	87,238	7,936,913

Finance-Credit Card — 5.3%
Mastercard, Inc., Class A	105,774	20,908,347
Visa, Inc., Class A	226,150	31,174,777

		52,083,124

Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	114,661	5,930,267

Finance-Other Services — 1.5%
Nasdaq, Inc.	171,274	14,851,169

Food-Catering — 0.7%
Aramark	190,115	6,828,931

Food-Dairy Products — 1.3%
Danone SA	180,884	12,815,798

Food-Misc./Diversified — 1.8%
Mondelez International, Inc., Class A	424,887	17,836,756

Home Decoration Products — 0.8%
Newell Brands, Inc.	497,204	7,895,600

Instruments-Controls — 1.8%
Honeywell International, Inc.	125,332	18,150,580

Insurance-Multi-line — 1.1%
Chubb, Ltd.	84,051	10,498,810

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	93,490	14,190,847

Medical Instruments — 2.4%
Medtronic PLC	261,483	23,486,403

Medical Products — 1.1%
Abbott Laboratories	153,216	10,562,711

Medical-Biomedical/Gene — 1.0%
Biogen, Inc.†	33,405	10,164,139

Medical-Drugs — 5.3%
Eli Lilly & Co.	107,589	11,666,951
Johnson & Johnson	225,144	31,517,909
Zoetis, Inc.	100,419	9,052,773

		52,237,633

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	71,600	8,932,816

Multimedia — 0.6%
Walt Disney Co.	52,368	6,013,417

Networking Products — 1.0%
Cisco Systems, Inc.	224,896	10,288,992

Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc.	178,123	18,763,477

Oil-Field Services — 1.6%
Schlumberger, Ltd.	303,846	15,590,338

Pipelines — 1.5%
Enterprise Products Partners LP	567,076	15,208,978

Private Equity — 0.8%
Blackstone Group LP	258,170	8,354,381

Real Estate Investment Trusts — 2.6%
American Tower Corp.	166,704	25,974,150

Retail-Apparel/Shoe — 1.5%
Ross Stores, Inc.	147,540	14,606,460

Retail-Discount — 1.8%
Costco Wholesale Corp.	51,652	11,809,197
Dollar Tree, Inc.†	68,035	5,735,350

		17,544,547

Retail-Gardening Products — 1.5%
Tractor Supply Co.	158,887	14,600,126

Retail-Restaurants — 1.6%
Starbucks Corp.	267,533	15,589,148

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	94,295	7,893,434

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	33,888	10,266,595

Transport-Rail — 1.8%
Canadian National Railway Co.	205,008	17,524,084

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	13,335	406,451

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	29,779	32,476,382
Alphabet, Inc., Class C†	11,863	12,773,722

		45,250,104

Total Long-Term Investment Securities (cost $752,897,787)		974,461,573

SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 2.03% due 11/01/2018 (cost $13,017,000)	$13,017,000	13,017,000

TOTAL INVESTMENTS (cost $765,914,787)	99.9%	987,478,573
Other assets less liabilities	0.1	610,673

NET ASSETS	100.0%	$988,089,246

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$930,190,432	$44,271,141	**	$—	$974,461,573
Short-Term Investment Securities	—	13,017,000		—	13,017,000

Total Investments at Value	$930,190,432	$57,288,141		$—	$987,478,573

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 58.2%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	34,590	$801,104
Omnicom Group, Inc.	22,700	1,687,064

		2,488,168

Aerospace/Defense — 1.3%
Boeing Co.	8,162	2,896,367
Lockheed Martin Corp.	5,780	1,698,453
Northrop Grumman Corp.	6,161	1,613,874

		6,208,694

Aerospace/Defense-Equipment — 0.7%
Harris Corp.	3,927	583,984
United Technologies Corp.	23,081	2,866,891

		3,450,875

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	10,996	528,138

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	23,628	1,116,423

Airlines — 0.2%
Delta Air Lines, Inc.	13,318	728,894

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	21,893	375,684

Appliances — 0.2%
Whirlpool Corp.	7,848	861,397

Applications Software — 0.9%
Microsoft Corp.	40,507	4,326,553

Athletic Footwear — 0.2%
NIKE, Inc., Class B	10,617	796,700

Auto-Cars/Light Trucks — 0.2%
Toyota Motor Corp.	14,100	825,610

Auto/Truck Parts & Equipment-Original — 0.7%
Allison Transmission Holdings, Inc.	4,015	176,981
Aptiv PLC	16,950	1,301,760
Lear Corp.	13,314	1,769,431

		3,248,172

Banks-Commercial — 0.2%
Royal Bank of Canada	6,637	483,589
Westpac Banking Corp.	24,763	473,605

		957,194

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	52,750	2,496,658
State Street Corp.	23,080	1,586,750

		4,083,408

Banks-Super Regional — 2.0%
PNC Financial Services Group, Inc.	19,693	2,530,354
SunTrust Banks, Inc.	8,876	556,170
US Bancorp	65,963	3,447,886
Wells Fargo & Co.	58,656	3,122,259

		9,656,669

Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	11,571	526,365
PepsiCo, Inc.	4,475	502,900

		1,029,265

Beverages-Wine/Spirits — 0.4%
Diageo PLC	53,341	1,844,914

Brewery — 0.2%
Molson Coors Brewing Co., Class B	17,553	1,123,392

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	85,433	2,731,293

Building-Residential/Commercial — 0.1%
PulteGroup, Inc.	17,195	422,481

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	186,914	7,128,900

Chemicals-Diversified — 1.1%
Celanese Corp.	8,171	792,097
Dow DuPont, Inc.	17,395	937,938
PPG Industries, Inc.	32,721	3,438,650

		5,168,685

Chemicals-Specialty — 0.1%
Methanex Corp.	4,388	284,035

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	27,690	683,389
Sherwin-Williams Co.	4,096	1,611,653

		2,295,042

Commercial Services-Finance — 0.5%
Equifax, Inc.	9,031	916,105
Moody’s Corp.	4,454	647,968
Worldpay, Inc., Class A†	7,325	672,728

		2,236,801

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	5,439	603,729

Computer Services — 1.7%
Accenture PLC, Class A	27,346	4,310,277
Amdocs, Ltd.	13,271	839,656
Cognizant Technology Solutions Corp., Class A	5,326	367,654
DXC Technology Co.	38,123	2,776,498

		8,294,085

Computers — 0.5%
Apple, Inc.	8,837	1,934,066
Hewlett Packard Enterprise Co.	20,933	319,228

		2,253,294

Computers-Memory Devices — 0.1%
Seagate Technology PLC	8,228	331,012
Western Digital Corp.	5,614	241,795

		572,807

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	15,570	1,623,951

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	13,552	573,114

Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	3,089	183,950
Coty, Inc., Class A	28,993	305,876
Procter & Gamble Co.	2,850	252,738

		742,564

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	10,928	1,137,605
Fiserv, Inc.†	12,984	1,029,631

		2,167,236

Diagnostic Equipment — 1.5%
Danaher Corp.	35,272	3,506,037
Thermo Fisher Scientific, Inc.	16,908	3,950,554

		7,456,591

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	5,201	195,402

Diversified Banking Institutions — 4.9%
Bank of America Corp.	159,728	4,392,520
BNP Paribas SA	5,441	283,717
Citigroup, Inc.	74,537	4,879,192
Goldman Sachs Group, Inc.	16,796	3,785,314
JPMorgan Chase & Co.	83,974	9,154,845
Morgan Stanley	22,756	1,039,039
Sumitomo Mitsui Financial Group, Inc.	6,700	260,290

		23,794,917

Diversified Manufacturing Operations — 1.7%
3M Co.	10,086	1,918,962
Eaton Corp. PLC	47,873	3,431,058
Illinois Tool Works, Inc.	16,893	2,155,040
Ingersoll-Rand PLC	8,948	858,471

		8,363,531

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,605	2,564,806

Electric-Distribution — 0.3%
PPL Corp.	32,633	992,043
Sempra Energy	5,915	651,360

		1,643,403

Electric-Generation — 0.1%
Engie SA	34,328	457,683

Electric-Integrated — 1.9%
American Electric Power Co., Inc.	7,835	574,776
Duke Energy Corp.	26,195	2,164,493
Exelon Corp.	55,783	2,443,853
Public Service Enterprise Group, Inc.	14,471	773,186
Southern Co.	32,244	1,451,947
SSE PLC	52,302	761,980
WEC Energy Group, Inc.	7,753	530,305
Xcel Energy, Inc.	8,686	425,701

		9,126,241

Electronic Components-Semiconductors — 0.7%
Intel Corp.	18,982	889,876
Samsung Electronics Co., Ltd. (Preference Shares)	10,142	319,595
Texas Instruments, Inc.	25,933	2,407,360

		3,616,831

Electronic Forms — 0.6%
Adobe Systems, Inc.†	11,769	2,892,349

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	4,637	97,605

Enterprise Software/Service — 0.2%
Oracle Corp.	17,873	872,917

Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,630	239,277

Finance-Consumer Loans — 0.1%
Synchrony Financial	12,953	374,083

Finance-Credit Card — 0.6%
American Express Co.	10,972	1,127,154
Discover Financial Services	15,513	1,080,791
Visa, Inc., Class A	5,778	796,497

		3,004,442

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	11,621	537,355

Finance-Leasing Companies — 0.2%
ORIX Corp.	60,500	983,546

Finance-Other Services — 0.2%
Nasdaq, Inc.	12,612	1,093,587

Fisheries — 0.2%
Marine Harvest ASA	41,372	1,000,135

Food-Catering — 0.1%
Aramark	15,806	567,752

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,617	391,793

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	17,153	1,027,808

Food-Misc./Diversified — 1.2%
Danone SA	12,808	907,459
General Mills, Inc.	44,538	1,950,764
Mondelez International, Inc., Class A	12,629	530,165
Nestle SA	28,554	2,408,204

		5,796,592

Food-Retail — 0.1%
Kroger Co.	12,952	385,452

Food-Wholesale/Distribution — 0.1%
US Foods Holding Corp.†	14,836	432,766

Home Decoration Products — 0.1%
Newell Brands, Inc.	43,440	689,827

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	3,834	448,156

Instruments-Controls — 0.8%
Honeywell International, Inc.	27,821	4,029,037

Insurance Brokers — 0.7%
Aon PLC	20,897	3,263,694

Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	25,131	2,356,785
Unum Group	14,595	529,215

		2,886,000

Insurance-Multi-line — 1.6%
Chubb, Ltd.	27,365	3,418,162
MetLife, Inc.	82,271	3,388,743
Zurich Insurance Group AG	3,975	1,233,401

		8,040,306

Insurance-Property/Casualty — 0.6%
Tokio Marine Holdings, Inc.	5,500	259,663
Travelers Cos., Inc.	20,990	2,626,479

		2,886,142

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	4,023	1,655,143
Invesco, Ltd.	13,770	298,947
T. Rowe Price Group, Inc.	11,191	1,085,415

		3,039,505

Machinery-Electrical — 0.0%
Regal Beloit Corp.	3,226	231,304

Machinery-Farming — 0.2%
AGCO Corp.	8,130	455,605
Deere & Co.	4,297	581,986

		1,037,591

Medical Instruments — 0.8%
Medtronic PLC	44,687	4,013,786

Medical Products — 0.8%
Abbott Laboratories	43,122	2,972,831
Zimmer Biomet Holdings, Inc.	6,870	780,363

		3,753,194

Medical-Biomedical/Gene — 0.3%
Biogen, Inc.†	4,733	1,440,110

Medical-Drugs — 4.3%
Bayer AG	15,317	1,175,981
Bristol-Myers Squibb Co.	43,701	2,208,649
Eli Lilly & Co.	22,887	2,481,866
Johnson & Johnson	42,300	5,921,577
Merck & Co., Inc.	14,238	1,048,059
Novartis AG	2,727	238,138
Pfizer, Inc.	156,260	6,728,556
Roche Holding AG	4,211	1,021,791

		20,824,617

Medical-Generic Drugs — 0.1%
Mylan NV†	12,567	392,719

Medical-HMO — 0.9%
Cigna Corp.	11,070	2,366,876
Humana, Inc.	6,931	2,220,762

		4,587,638

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	15,685	2,094,418

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	7,085	623,480
McKesson Corp.	8,505	1,061,084

		1,684,564

Metal-Diversified — 0.3%
Rio Tinto PLC	27,674	1,346,204

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,209	122,648

Networking Products — 0.7%
Cisco Systems, Inc.	71,593	3,275,380

Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	12,986	690,855
EOG Resources, Inc.	16,851	1,775,084
EQT Corp.	9,200	312,524
Hess Corp.	11,288	647,931
Noble Energy, Inc.	17,189	427,147
Occidental Petroleum Corp.	9,387	629,586
Pioneer Natural Resources Co.	3,520	518,391

		5,001,518

Oil Companies-Integrated — 1.3%
BP PLC	214,337	1,552,555
Chevron Corp.	15,950	1,780,817
Eni SpA	45,859	815,638
Exxon Mobil Corp.	25,235	2,010,725

		6,159,735

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	7,407	521,823
Phillips 66	7,116	731,667

		1,253,490

Oil-Field Services — 0.4%
Schlumberger, Ltd.	33,695	1,728,891

Pharmacy Services — 0.1%
Express Scripts Holding Co.†	7,431	720,584

Pipelines — 0.8%
Enterprise Products Partners LP	67,006	1,797,101
EQT Midstream Partners LP	7,521	345,289
MPLX LP	13,680	459,785
Plains All American Pipeline LP	26,197	570,308
Plains GP Holdings LP, Class A	29,416	628,620

		3,801,103

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	3,289	238,525

Printing-Commercial — 0.1%
Transcontinental, Inc., Class A	24,798	408,198

Private Equity — 0.4%
Apollo Global Management LLC, Class A	36,620	1,077,360
Blackstone Group LP	24,183	782,562

		1,859,922

Real Estate Investment Trusts — 1.2%
Annaly Capital Management, Inc.	34,024	335,817
Extra Space Storage, Inc.	8,886	800,273
Life Storage, Inc.	5,301	499,142
Medical Properties Trust, Inc.	121,145	1,800,215
Public Storage	1,794	368,613
Simon Property Group, Inc.	4,364	800,881
STORE Capital Corp.	46,832	1,359,533

		5,964,474

Recreational Vehicles — 0.1%
Brunswick Corp.	6,669	346,721

Retail-Apparel/Shoe — 0.1%
Urban Outfitters, Inc.†	13,004	513,138

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,058	495,189

Retail-Gardening Products — 0.1%
Tractor Supply Co.	7,660	703,877

Retail-Restaurants — 0.1%
Starbucks Corp.	6,717	391,400

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	5,963	499,163
Marvell Technology Group, Ltd.	27,171	445,876
Maxim Integrated Products, Inc.	13,554	677,971
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,711	1,703,489

		3,326,499

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	11,271	911,358

Telephone-Integrated — 0.5%
AT&T, Inc.	6,459	198,162
Verizon Communications, Inc.	38,246	2,183,464

		2,381,626

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	2,080	630,150

Tobacco — 2.1%
Altria Group, Inc.	47,077	3,061,888
Japan Tobacco, Inc.	16,300	419,140
Philip Morris International, Inc.	76,971	6,778,836

		10,259,864

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	9,544	1,112,067

Transport-Rail — 1.1%
Canadian National Railway Co.	6,962	595,112
Union Pacific Corp.	33,244	4,860,937

		5,456,049

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	10,902	1,161,499

Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,239	1,351,229

Total Common Stocks (cost $225,476,140)		283,928,977

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.1%
CenterPoint Energy, Inc. 7.00%	6,462	320,644

Electric-Integrated — 0.0%
NextEra Energy, Inc. 6.12%	4,241	245,978

Total Convertible Preferred Securities (cost $558,354)		566,622

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $553,270)	510,000	536,265

ASSET BACKED SECURITIES — 4.0%
Diversified Financial Services — 4.0%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.69% (3 ML+1.25%) due 10/18/2027*(1)(2)	$514,000	508,946
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 3.84% (3 ML+1.40%) due 10/15/2027*(1)(2)	890,000	889,542
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	610,440
AREIT Trust FRS Series 2018-CRE2, Class A 3.26% (1 ML+0.98%) due 11/14/2035*(1)(2)(3)(7)	867,000	867,000
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 4.01% (1 ML+0.90%) due 09/15/2035*(1)(3)	661,876	661,556
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.89% (1 ML+1.60%) due 12/28/2040*(1)	274,819	250,103
BDS, Ltd. FRS Series 2018-FL2, Class B 3.69% (1 ML+1.14%) due 08/15/2035*(1)(2)(3)	843,000	845,091
Benchmark Mtg. Trust VRS Series 2018-B1, Class A5 3.67% due 01/15/2051(3)(4)	763,000	744,142
CD Commercial Mtg. Trust VRS Series 2017-CD4, Class A4 3.51% due 05/10/2050(3)(4)	936,324	904,134
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*(1)	332,000	330,549
Chesapeake Funding II LLC FRS Series 2016-2A, Class A2 3.28% (1 ML+1.00%) due 06/15/2028*(1)	292,952	293,766
Citigroup Commercial Mtg. Trust Series 2017-C4, Class A4 3.47% due 10/12/2050(3)	208,222	199,386
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	607,952	582,152
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	813,731

CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	457,556
Cutwater, Ltd. FRS Series 2015-1A, Class AR 3.66% (3 ML + 1.22%) due 01/15/2029*(1)(2)	890,000	890,000
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 3.46% (3 ML+1.02%) due 04/15/2031*(2)	882,000	878,405
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.24% (3 ML+0.90%) due 04/15/2029*(1)(2)	412,000	410,557
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 3.94% (3 ML+1.50%) due 01/15/2027*(2)	270,000	269,726
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	345,795
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	266,067
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(4)	78,312	79,211
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	879,375	855,749
GS Mtg. Securities Trust Series 2017-GS6, Class A3 3.43% due 05/10/2050(3)	431,816	413,995
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	615,860
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	994,007
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	166,564	159,412
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(3)	324,355	312,506
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	284,289
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 4.24% (3 ML+1.80%) due 04/18/2025*(2)	905,390	904,470
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 2.91% (1 ML+0.63%) due 09/25/2023*(1)	528,000	528,405
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.24% (3 ML+0.80%) due 01/15/2028*(1)(2)	385,000	383,439
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(4)	141,201	136,764
UBS Commercial Mtg. Trust Series 2017-C7, Class A4 3.68% due 12/15/2050(3)	743,000	720,849
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	876,356

Total Asset Backed Securities (cost $19,866,782)		19,283,956

U.S. CORPORATE BONDS & NOTES — 9.0%
Aerospace/Defense-Equipment — 0.2%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 06/15/2023	537,000	535,343
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	350,000	336,696

		872,039

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	677,000	683,084

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 3.35% due 05/04/2021*	494,000	490,374
General Motors Co. Senior Notes 5.15% due 04/01/2038	146,000	128,896
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	239,084
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	483,000	472,850
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	211,758

		1,542,962

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	364,000	330,479

Banks-Commercial — 0.1%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	250,000	246,438
PNC Bank NA Senior Notes 2.30% due 06/01/2020	413,000	406,822

		653,260

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	635,000	628,138

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	425,000	418,987
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	515,000	476,650
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	271,000

		1,166,637

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	613,810

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	616,796

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	196,915
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	164,759

		361,674

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	375,605

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	450,913
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	850,267

		1,301,180

Chemicals-Diversified — 0.1%
SASOL Financing USA LLC Company Guar. Notes 5.88% due 03/27/2024	313,000	315,310

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	212,000	208,396
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	224,418

		432,814

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 02/23/2023	740,000	721,000
Apple, Inc. Senior Notes 3.35% due 02/09/2027	470,000	452,683
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	209,752

		1,383,435

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	131,000	120,959
Fidelity National Information Services, Inc. Senior Notes 4.75% due 05/15/2048	312,000	297,839

		418,798

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	481,242
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	700,000	645,547

		1,126,789

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	496,000	477,251
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	346,003

Bank of America Corp. Senior Notes 3.50% due 04/19/2026	357,000	339,584
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	806,010
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	903,215
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	325,000	311,415
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,061,100
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,093,761
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	212,643
Morgan Stanley Senior Notes 3.13% due 01/23/2023	294,000	284,505
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,047,000	989,223
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	334,162
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	243,501

		7,402,373

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	816,954

Electric-Integrated — 0.5%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	73,362
Exelon Corp. Senior Notes 3.40% due 04/15/2026	707,000	665,298
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	412,256
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	516,037
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	181,146
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	658,015

		2,506,114

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	556,989

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	525,000	462,115

Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	593,641

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp. Senior Notes 3.20% due 01/25/2028	545,000	510,419
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	211,000	203,352

		713,771

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	291,295
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	188,000	186,032
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	528,103

		1,005,430

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	145,000	140,437
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	193,000	184,167
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	156,000	147,836

		472,440

Gas-Distribution — 0.0%
Nisource Finance Corp. Senior Notes 5.65% due 02/01/2045	110,000	118,766

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	411,233

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	585,237

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	297,000	286,396

Insurance-Property/Casualty — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	245,000	233,237

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	468,788

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	422,000	417,600

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	170,778
Wabtec Corp. Company Guar. Notes 4.70% due 09/15/2028	405,000	391,529

		562,307

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	600,000	597,582

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	131,007
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	400,081

		531,088

Medical Products — 0.5%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	468,000	482,223
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	325,000	322,751
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	208,519
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	420,658
Zimmer Biomet Holdings, Inc. FRS Senior Notes 3.09% (3 ML + 0.75%) due 03/19/2021	193,000	193,101
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	568,766

		2,196,018

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	316,469

Medical-HMO — 0.1%
Halfmoon Parent, Inc. Senior Sec. Notes 4.13% due 11/15/2025*	516,000	510,012

Medical-Hospitals — 0.1%
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	30,869
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	253,619

		284,488

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	427,000	423,253

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	270,919

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	529,000	515,541
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	327,577
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	537,107

		1,380,225

Pharmacy Services — 0.0%
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	219,000	213,538

Pipelines — 0.5%
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	569,549
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	516,324

Kinder Morgan Energy Partners LP Company Guar. Notes 7.40% due 03/15/2031	110,000	126,128
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	163,061
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	512,353
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	678,000	681,157

		2,568,572

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	242,355
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	232,747
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	633,000	585,265
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	353,700

		1,414,067

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	868,564

Retail-Apparel/Shoe — 0.1%
Coach, Inc. Senior Notes 4.13% due 07/15/2027	357,000	334,105

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	296,000	269,090

Retail-Discount — 0.0%
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025	213,000	204,653

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	150,000	138,897

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	507,331
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	564,000	535,043

		1,042,374

Total U.S. Corporate Bonds & Notes (cost $44,100,703)		44,000,115

FOREIGN CORPORATE BONDS & NOTES — 1.9%
Banks-Commercial — 0.3%
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	400,000	398,104
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	537,764
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 4.10% due 09/09/2023*	530,000	535,696

		1,471,564

Banks-Special Purpose — 0.2%
KFW Government Guar. Notes 4.88% due 06/17/2019	840,000	851,123

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	694,000	667,637
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*(1)	523,000	513,362
UBS Group Funding Switzerland AG Company Guar. Notes 4.25% due 03/23/2028*	524,000	513,678

		1,694,677

Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(1)	561,000	559,342

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	437,000	408,618

Food-Dairy Products — 0.1%
Danone SA Senior Notes 2.95% due 11/02/2026*	694,000	630,582

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,059,806

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	197,292

Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	397,642

		594,934

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	756,170
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	55,669

		811,839

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	205,632
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	646,351

		851,983

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	517,000	510,369

Total Foreign Corporate Bonds & Notes (cost $9,650,390)		9,444,837

U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 4.8%
3.00% due 01/01/2038	516,030	495,051
3.00% due 03/01/2043	328,690	313,690
3.00% due 04/01/2043	743,667	709,633
3.00% due 05/01/2043	656,463	626,393
3.00% due 05/01/2046	326,975	310,175
3.00% due 10/01/2046	613,857	582,314
3.00% due 11/01/2046	816,578	774,620
3.00% due 12/01/2046	99,489	94,254
3.00% due 03/01/2048	693,897	656,612
3.50% due 11/01/2037	353,387	349,574
3.50% due 05/01/2038	120,308	118,478
3.50% due 02/01/2042	316,206	310,651
3.50% due 04/01/2042	209,310	205,694
3.50% due 12/01/2042	505,724	496,781
3.50% due 04/01/2043	143,059	140,530
3.50% due 07/01/2043	26,672	26,194
3.50% due 08/01/2043	318,344	312,532
3.50% due 12/01/2045	396,319	387,231
3.50% due 11/01/2046	254,398	248,351
3.50% due 12/01/2046	1,085,207	1,059,414
3.50% due 01/01/2047	917,350	895,380
3.50% due 11/01/2048	500,000	486,977
4.00% due 08/01/2037	69,529	70,348
4.00% due 11/01/2040	381,208	384,630
4.00% due 01/01/2041	798,066	805,237
4.00% due 04/01/2044	256,745	257,540
4.00% due 08/01/2047	690,995	691,821
4.00% due 08/01/2048	444,307	444,621
4.00% due 10/01/2048	249,163	249,326
4.50% due 11/01/2018	728	739
4.50% due 01/01/2019	320	325
4.50% due 03/01/2019	260	264
4.50% due 08/01/2019	475	482
4.50% due 02/01/2020	1,406	1,428
4.50% due 08/01/2024	95,950	98,731
4.50% due 04/01/2035	20,882	21,485
4.50% due 07/01/2039	160,618	166,163
4.50% due 09/01/2039	70,710	73,254
4.50% due 10/01/2039	40,724	42,191
4.50% due 12/01/2039	62,185	64,431
4.50% due 05/01/2042	111,644	115,677
4.50% due November 30 TBA	225,000	230,405
5.00% due 02/01/2019	1,950	1,959
5.00% due 09/01/2033	86,752	91,816
5.00% due 03/01/2034	35,930	38,023
5.00% due 04/01/2034	15,481	16,385
5.00% due 08/01/2035	21,259	22,493
5.00% due 10/01/2035	50,171	53,079
5.00% due 11/01/2035	151,450	160,252
5.00% due 12/01/2036	27,232	28,824
5.00% due 07/01/2039	208,111	219,687
5.50% due 04/01/2019	379	379
5.50% due 06/01/2019	221	221
5.50% due 07/01/2019	33	33
5.50% due 12/01/2033	64,220	70,405
5.50% due 01/01/2034	88,963	95,684
5.50% due 04/01/2034	15,656	16,615
5.50% due 11/01/2034	9,528	10,152
5.50% due 05/01/2035	13,628	14,452
5.50% due 09/01/2035	17,437	18,556
5.50% due 10/01/2035	15,483	16,532
6.00% due 08/01/2019	4,241	4,257
6.00% due 09/01/2019	489	489
6.00% due 11/01/2019	1,890	1,894
6.00% due 05/01/2021	2,723	2,759
6.00% due 10/01/2021	20,246	20,543
6.00% due 04/01/2034	53,928	58,931
6.00% due 07/01/2034	41,954	45,992
6.00% due 08/01/2034	98,299	107,534
6.00% due 09/01/2034	4,969	5,364
6.00% due 07/01/2035	26,802	29,296
6.00% due 08/01/2035	24,038	26,444
6.00% due 11/01/2035	37,284	40,976
6.00% due 03/01/2036	10,464	11,296
6.00% due 07/01/2036	14,217	15,347
6.00% due 10/01/2036	25,429	27,905
6.00% due 01/01/2037	29,629	32,457
6.00% due 03/01/2037	8,066	8,707
6.00% due 05/01/2037	51,616	56,499
6.00% due 06/01/2037	24,703	27,138
6.50% due 05/01/2034	6,939	7,639
6.50% due 06/01/2034	33,835	37,251
6.50% due 08/01/2034	38,734	42,645
6.50% due 10/01/2034	25,544	28,424
6.50% due 11/01/2034	1,348	1,484
6.50% due 05/01/2037	35,962	39,594
6.50% due 07/01/2037	21,089	23,219

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K712, Class A2 1.87% due 11/25/2019(3)	193,880	191,884
Series K503, Class A2 2.46% due 08/25/2019(3)	143,870	143,333
Series K026, Class A2 2.51% due 11/25/2022(3)	308,000	299,170
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	306,770
Series K055, Class A2 2.67% due 03/25/2026(3)	232,000	218,868
Series K720, Class A2 2.72% due 06/25/2022(3)	218,832	214,784
Series K718, Class A2 2.79% due 01/25/2022(3)	299,000	294,376
Series K049, Class A2 3.01% due 07/25/2025(3)	83,000	80,645
Series K028, Class A2 3.11% due 02/25/2023(3)	439,000	434,890
Series K066, Class A2 3.12% due 06/25/2027(3)	220,000	210,710
Series K052, Class A2 3.15% due 11/25/2025(3)	198,000	193,252
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	262,950
Series K067, Class A2 3.19% due 07/25/2027(3)	242,000	232,756
Series K064, Class A2 3.22% due 03/25/2027(3)	204,000	197,926
Series K068, Class A2 3.24% due 08/25/2027(3)	155,000	149,488
Series K071, Class A2 3.29% due 11/25/2027(3)	494,000	477,007
Series K060, Class A2 3.30% due 10/25/2026(3)	193,000	188,345
Series K062, Class A2 3.41% due 12/25/2026(3)	154,000	150,679
Series K076, Class A2 3.90% due 06/25/2051(3)	330,000	333,484
Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	795,095
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(3)(4)(6)	3,192,000	58,105
Series K070, Class XAM 0.24% due 12/25/2027(3)(4)(6)	1,984,000	43,389
Series K721, Class XAM 0.28% due 11/25/2024(3)(4)(6)	3,013,000	50,558
Series K069, Class XAM 0.28% due 09/25/2027(3)(4)(6)	2,042,000	49,513
Series K071, Class X1 0.29% due 11/25/2027(3)(4)(6)	2,286,912	52,884
Series K072, Class XAM 0.29% due 12/25/2027(3)(4)(6)	2,208,000	55,518
Series K728, Class XAM 0.31% due 08/25/2024(3)(4)(6)	2,996,000	58,599
Series K154, Class X1 0.31% due 11/25/2032(3)(4)(6)	1,758,573	55,125
Series K068, Class XAM 0.33% due 08/25/2027(3)(4)(6)	1,898,000	52,703
Series K070, Class X1 0.33% due 11/25/2027(3)(4)(6)	2,065,701	54,029
Series K729, Class X1 0.37% due 10/25/2024(3)(4)(6)	4,030,834	74,577
Series K069, Class X1 0.37% due 09/25/2027(3)(4)(6)	1,711,767	49,527
Series K072, Class X1 0.37% due 12/25/2027(3)(4)(6)	3,543,136	102,847
Series K728, Class X1 0.42% due 08/25/2024(3)(4)(6)	5,555,483	115,574
Series K068, Class X1 0.44% due 08/25/2027(3)(4)(6)	1,334,582	43,223
Series K727, Class XAM 0.51% due 07/25/2024(3)(4)(6)	2,786,000	78,232
Series K067, Class X1 0.58% due 07/25/2027(3)(4)(6)	2,373,290	101,167
Series K727, Class X1 0.62% due 07/25/2024(3)(4)(6)	1,023,939	29,816
Series K066, Class XAM 0.64% due 06/25/2027(3)(4)(6)	2,696,000	134,218
Series K066, Class X1 0.75% due 06/25/2027(3)(4)(6)	913,939	48,883
Series K726, Class X1 0.88% due 04/25/2024(3)(4)(6)	1,230,025	47,993
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	135,000	133,218
Series K728, Class A2 3.06% due 08/25/2024(3)(4)	156,000	153,202
Series K069, Class A2 3.19% due 09/25/2027(3)(4)	148,000	141,905
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	507,000	504,696

Series K070, Class A2 3.30% due 11/25/2027(3)(4)	53,000	51,263
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	143,000	142,800
Series K063, Class A2 3.43% due 01/25/2027(3)(4)	151,200	149,056
Series K035, Class A2 3.46% due 08/25/2023(3)(4)	523,000	524,419
Series K075, Class A2 3.65% due 02/25/2028(3)(4)	177,000	175,575

		23,608,284

Federal National Mtg. Assoc. — 5.5%
2.28% due 11/01/2026	96,633	88,536
2.41% due 05/01/2023	99,080	95,606
2.50% due November 15 TBA	625,000	598,192
2.55% due 05/01/2023	90,721	88,049
2.59% due 05/01/2023	93,079	90,480
2.70% due 07/01/2025	75,000	71,375
3.00% due 12/01/2031	751,383	738,004
3.00% due 07/01/2037	153,676	147,553
3.00% due 11/01/2037	301,399	289,204
3.00% due 09/01/2046	124,581	118,218
3.00% due 10/01/2046	491,756	466,631
3.00% due 11/01/2046	626,050	594,074
3.00% due November 15 TBA	700,000	686,931
3.00% due November 30 TBA	425,000	401,994
3.50% due 04/01/2038	289,030	284,598
3.50% due 11/01/2041	29,212	28,694
3.50% due 01/01/2042	391,795	384,857
3.50% due 01/01/2043	138,366	135,912
3.50% due 04/01/2043	465,852	457,593
3.50% due 05/01/2043	610,614	599,580
3.50% due 07/01/2043	697,739	684,288
3.50% due 08/01/2043	232,830	228,702
3.50% due 09/01/2043	931,159	913,620
3.50% due 02/01/2045	677,306	662,699
3.50% due 09/01/2045	806,612	788,558
3.50% due 10/01/2045	544,684	532,493
3.50% due 01/01/2046	173,524	169,640
3.50% due 05/01/2046	253,526	247,760
3.50% due 07/01/2046	714,511	698,002
3.50% due 10/01/2046	224,918	219,668
3.50% due 12/01/2046	591,685	577,586
3.50% due 01/01/2047	90,709	88,515
4.00% due 09/01/2040	687,850	693,059
4.00% due 11/01/2040	157,940	159,137
4.00% due 12/01/2040	219,534	221,202
4.00% due 12/01/2040	154,559	155,729
4.00% due 02/01/2041	426,003	429,388
4.00% due 06/01/2041	428,001	431,251
4.00% due 11/01/2041	142,369	143,449
4.00% due 01/01/2042	951,863	959,087
4.00% due 04/01/2042	130,767	131,842
4.00% due 10/01/2042	109,410	110,309
4.00% due 12/01/2042	124,685	125,701
4.00% due 01/01/2043	198,129	199,642
4.00% due 04/01/2043	31,711	31,952
4.00% due 05/01/2043	407,742	410,839
4.00% due 06/01/2043	183,044	184,434
4.00% due 07/01/2043	173,380	174,388
4.00% due 01/01/2044	78,672	79,267
4.00% due 04/01/2044	85,240	85,888
4.00% due 05/01/2044	313,112	315,478
4.00% due 11/01/2044	154,659	154,997
4.00% due 02/01/2045	247,547	249,484
4.00% due 06/01/2047	646,254	646,646
4.00% due 10/01/2048	996,134	996,919
4.50% due 03/01/2019	970	984
4.50% due 04/01/2020	7,156	7,258
4.50% due 07/01/2020	1,950	1,978
4.50% due 08/01/2033	90,529	93,056
4.50% due 03/01/2034	278,307	286,463
4.50% due 01/01/2040	88,449	91,590
4.50% due 02/01/2041	177,903	184,299
4.50% due 04/01/2041	253,305	262,400
4.50% due 01/01/2043	187,862	194,620
4.50% due 04/01/2044	1,099,204	1,138,757
4.50% due 06/01/2044	122,254	126,644
4.60% due 09/01/2019	76,820	77,637
5.00% due 12/01/2018	315	324
5.00% due 07/01/2019	2,310	2,380
5.00% due 11/01/2019	4,960	5,110
5.00% due 03/01/2020	5,031	5,183
5.00% due 07/01/2020	2,746	2,829
5.00% due 08/01/2020	3,945	4,067
5.00% due 12/01/2020	9,042	9,315
5.00% due 03/01/2026	51,320	54,287
5.00% due 11/01/2033	47,958	50,721
5.00% due 03/01/2034	37,553	39,788
5.00% due 05/01/2034	15,845	16,757
5.00% due 08/01/2034	15,367	16,252
5.00% due 09/01/2034	42,917	45,390
5.00% due 06/01/2035	61,834	65,356
5.00% due 07/01/2035	139,283	147,237
5.00% due 08/01/2035	31,863	33,703
5.00% due 09/01/2035	22,373	23,673
5.00% due 10/01/2035	117,531	124,322
5.00% due 10/01/2039	45,945	48,559
5.00% due 11/01/2039	71,575	75,682
5.00% due 11/01/2040	44,880	47,397
5.00% due 01/01/2041	7,695	8,031
5.00% due 03/01/2041	28,921	30,580
5.50% due 07/01/2019	7,142	7,155
5.50% due 08/01/2019	973	975
5.50% due 09/01/2019	7,290	7,304
5.50% due 01/01/2021	10,098	10,192
5.50% due 03/01/2021	4,441	4,485

5.50% due 05/01/2022	8,038	8,193
5.50% due 02/01/2033	40,613	43,481
5.50% due 06/01/2033	58,018	62,298
5.50% due 07/01/2033	190,193	203,743
5.50% due 11/01/2033	62,886	67,401
5.50% due 12/01/2033	7,677	8,131
5.50% due 01/01/2034	55,307	58,925
5.50% due 02/01/2034	97,774	104,601
5.50% due 03/01/2034	19,420	20,935
5.50% due 04/01/2034	28,215	29,928
5.50% due 05/01/2034	131,991	142,100
5.50% due 06/01/2034	11,831	12,665
5.50% due 07/01/2034	146,443	156,894
5.50% due 09/01/2034	144,423	153,343
5.50% due 10/01/2034	268,459	287,508
5.50% due 11/01/2034	296,915	318,543
5.50% due 12/01/2034	120,385	129,085
5.50% due 01/01/2035	210,312	225,606
5.50% due 04/01/2035	28,477	30,542
5.50% due 09/01/2035	110,965	119,609
5.50% due 06/01/2036	61,444	65,057
5.50% due 03/01/2037	17,722	18,784
6.00% due 11/01/2018	14	14
6.00% due 01/01/2021	8,238	8,321
6.00% due 05/01/2021	3,610	3,657
6.00% due 07/01/2021	16,938	17,170
6.00% due 04/01/2034	69,230	75,725
6.00% due 05/01/2034	34,079	36,598
6.00% due 06/01/2034	194,969	212,768
6.00% due 07/01/2034	83,581	91,051
6.00% due 08/01/2034	36,075	38,903
6.00% due 10/01/2034	108,794	118,396
6.00% due 11/01/2034	14,211	15,270
6.00% due 12/01/2034	4,143	4,449
6.00% due 08/01/2035	17,308	18,663
6.00% due 09/01/2035	42,038	46,208
6.00% due 10/01/2035	33,785	36,669
6.00% due 11/01/2035	5,250	5,638
6.00% due 12/01/2035	90,296	98,622
6.00% due 02/01/2036	74,820	80,505
6.00% due 03/01/2036	7,659	8,258
6.00% due 04/01/2036	23,244	25,314
6.00% due 06/01/2036	5,080	5,582
6.00% due 12/01/2036	15,841	17,243
6.00% due 07/01/2037	30,307	33,195
6.50% due 06/01/2031	21,297	23,470
6.50% due 07/01/2031	696	757
6.50% due 09/01/2031	15,432	16,804
6.50% due 07/01/2032	59,931	66,541
6.50% due 08/01/2032	36,839	40,895
6.50% due 01/01/2033	30,938	34,259
6.50% due 04/01/2034	9,408	10,566
6.50% due 06/01/2034	12,609	13,730
6.50% due 08/01/2034	24,303	26,463
6.50% due 05/01/2036	20,219	22,017
6.50% due 01/01/2037	7,398	8,056
6.50% due 02/01/2037	47,886	52,230
6.50% due 05/01/2037	18,821	20,494
6.50% due 07/01/2037	24,781	26,985
Federal National Mtg. Assoc. Multifamily REMIC Trust FRS
Series 2015-M12, Class FA 2.50% (1 ML+0.34%) due 04/25/2020(3)	27,743	27,718
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00% due 05/25/2044(5)	116,688	110,391
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	155,728	156,227
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.60% due 12/25/2026(3)(4)	316,000	292,152

		26,835,786

Government National Mtg. Assoc. — 2.4%
3.00% due 11/20/2047	425,860	407,485
3.00% due 01/20/2048	2,832,707	2,710,239
3.00% due 03/20/2048	398,314	381,089
3.00% due November 30 TBA	1,125,000	1,075,583
3.50% due 12/15/2041	207,311	204,776
3.50% due 02/15/2042	69,699	68,675
3.50% due 06/20/2043	387,559	382,867
3.50% due 07/20/2043	501,396	495,326
3.50% due 11/20/2047	496,391	487,896
3.50% due 03/20/2048	1,690,956	1,661,979
3.50% due 08/20/2048	496,360	487,862
4.00% due 01/20/2041	470,602	478,009
4.00% due 02/20/2041	117,430	119,275
4.00% due 04/20/2041	89,799	91,210
4.00% due 02/20/2042	125,428	127,400
4.00% due November 30 TBA	275,000	276,869
4.50% due 07/20/2033	8,404	8,699
4.50% due 09/20/2033	56,138	58,090
4.50% due 12/20/2034	20,377	21,084
4.50% due 11/15/2039	144,904	150,057
4.50% due 03/15/2040	154,795	162,177
4.50% due 04/15/2040	168,601	174,588
4.50% due 06/15/2040	63,632	65,947
4.50% due 01/20/2041	111,845	116,372
5.00% due 07/20/2033	11,641	12,350
5.00% due 06/15/2034	58,601	62,032
5.00% due 10/15/2034	24,993	26,450
5.00% due November 30 TBA	300,000	311,880
5.50% due 11/15/2032	88,874	94,917
5.50% due 05/15/2033	216,587	233,280
5.50% due 12/15/2033	64,499	69,436
5.50% due 10/15/2035	1,588	1,701
6.00% due 09/15/2032	58,672	63,824
6.00% due 04/15/2033	84,981	92,337
6.00% due 02/15/2034	94,064	101,596
6.00% due 07/15/2034	34,413	37,409
6.00% due 09/15/2034	14,635	15,677
6.00% due 01/20/2035	17,131	18,652
6.00% due 02/20/2035	23,256	25,795
6.00% due 04/20/2035	14,206	15,376
6.00% due 01/15/2038	92,945	102,450

Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(3)(4)(6)	1,501,124	89,042

		11,587,758

Small Business Administration — 0.1%
Series 2003-20G, Class 1 4.35% due 07/01/2023	8,647	8,776
Series 2004-20D, Class 1 4.77% due 04/01/2024	30,602	31,160
Series 2005-20C, Class 1 4.95% due 03/01/2025	77,546	79,056
Series 2004-20I, Class 1 4.99% due 09/01/2024	47,689	48,780
Series 2004-20E, Class 1 5.18% due 05/01/2024	51,406	52,287
Series 2004-20F, Class 1 5.52% due 06/01/2024	57,732	59,271

		279,330

Sovereign Agency — 0.0%
Financing Corp. 9.65% due 11/02/2018	235,000	235,046

Total U.S. Government Agencies (cost $64,157,668)		62,546,204

U.S. GOVERNMENT TREASURIES — 13.0%
United States Treasury Bonds — 3.5%
2.50% due 02/15/2045	4,616,000	3,890,603
2.88% due 05/15/2043	4,855,200	4,429,422
2.88% due 11/15/2046	2,075,000	1,876,659
3.00% due 11/15/2045	219,000	203,405
3.00% due 02/15/2048	913,000	844,275
3.50% due 02/15/2039	1,745,000	1,792,170
4.50% due 08/15/2039	2,499,400	2,935,623
5.00% due 05/15/2037	16,000	19,843
5.25% due 02/15/2029	1,000	1,181
6.00% due 02/15/2026	170,000	202,386
6.25% due 08/15/2023	128,000	146,565
6.75% due 08/15/2026	377,000	472,251
8.00% due 11/15/2021	318,000	364,570

		17,178,953

United States Treasury Notes — 9.5%
United States Treasury Notes 1.38% due 02/29/2020	497,000	487,720
1.75% due 11/30/2021	15,128,000	14,599,702
1.75% due 09/30/2022	1,093,000	1,043,815
2.00% due 11/15/2026	1,150,000	1,058,898
2.25% due 08/15/2027	560,000	521,784
2.50% due 08/15/2023	2,848,000	2,786,145
3.13% due 05/15/2021	7,914,000	7,955,116
3.50% due 05/15/2020	17,809,000	17,985,003

		46,438,183

Total U.S. Government Treasuries (cost $65,243,205)		63,617,136

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	940,937

Total Long-Term Investment Securities (cost $430,309,129)		484,865,049

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank 2.03% due 11/01/2018 (cost $5,623,000)	5,623,000	5,623,000

TOTAL INVESTMENTS (cost $435,932,129)	100.5%	490,488,049
Liabilities in excess of other assets	(0.5)	(2,521,711)

NET ASSETS	100.0%	$487,966,338

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $20,636,657 representing 4.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $7,931,658 representing 1.6% of net assets.
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Mortgage Obligation
(6)	Interest Only
(7)	Securities classified as Level 3 (see Note 1).

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.      The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML – 1 Month USD LIBOR

3ML – 3 Month USD LIBOR

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$263,559,697	$20,369,280	**	$—	$283,928,977
Convertible Preferred Securities	566,622	—		—	566,622
Preferred Securities/Capital Securities	—	536,265		—	536,265
Asset Backed Securities	—	18,416,956		867,000	19,283,956
U.S. Corporate Bonds & Notes	—	44,000,115		—	44,000,115
Foreign Corporate Bonds & Notes	—	9,444,837		—	9,444,837
U.S. Government Agencies	—	62,546,204		—	62,546,204
U.S. Government Treasuries	—	63,617,136		—	63,617,136
Municipal Bonds & Notes	—	940,937		—	940,937
Short-Term Investment Securities	—	5,623,000		—	5,623,000

Total Investments at Value	$264,126,319	$225,494,730		$867,000	$490,488,049

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 82.4%
Aerospace/Defense — 0.7%
Esterline Technologies Corp.†	3,097	$363,464
MSA Safety, Inc.	4,087	426,846
Teledyne Technologies, Inc.†	4,197	928,712

		1,719,022

Aerospace/Defense-Equipment — 0.2%
Curtiss-Wright Corp.	5,140	562,624

Airlines — 0.3%
JetBlue Airways Corp.†	36,559	611,632

Apparel Manufacturers — 0.2%
Carter’s, Inc.	5,430	521,171

Applications Software — 0.8%
CDK Global, Inc.	15,126	865,812
PTC, Inc.†	12,392	1,021,225

		1,887,037

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	4,282	179,844

Auto/Truck Parts & Equipment-Original — 0.5%
Adient PLC	10,147	308,672
Dana, Inc.	16,891	262,993
Delphi Technologies PLC	10,375	222,440
Visteon Corp.†	3,432	271,265

		1,065,370

Banks-Commercial — 6.0%
Associated Banc-Corp.	20,111	466,173
BancorpSouth Bank	10,495	301,207
Bank of Hawaii Corp.	4,912	385,297
Bank OZK	14,126	386,487
Cathay General Bancorp	9,021	339,821
Chemical Financial Corp.	8,344	391,000
Commerce Bancshares, Inc.	11,089	705,260
Cullen/Frost Bankers, Inc.	7,468	731,267
East West Bancorp, Inc.	16,934	888,019
First Horizon National Corp.	37,979	612,981
FNB Corp.	37,892	448,262
Fulton Financial Corp.	20,557	329,118
Hancock Holding Co.†	9,973	418,467
Home BancShares, Inc.	18,778	357,533
International Bancshares Corp.	6,415	248,261
MB Financial, Inc.	9,840	436,798
PacWest Bancorp	14,307	581,150
Pinnacle Financial Partners, Inc.	8,555	447,426
Prosperity Bancshares, Inc.	7,753	504,178
Signature Bank	6,469	710,943
Synovus Financial Corp.	13,713	515,060
TCF Financial Corp.	19,596	409,164
Texas Capital Bancshares, Inc.†	5,861	382,313
Trustmark Corp.	7,902	243,382
UMB Financial Corp.	5,269	336,426
Umpqua Holdings Corp.	25,733	494,074
United Bankshares, Inc.	12,132	402,418
Valley National Bancorp	38,735	386,575
Webster Financial Corp.	10,778	634,178
Wintrust Financial Corp.	6,587	501,534

		13,994,772

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	6,985	410,508
EnerSys	4,922	391,644

		802,152

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,009	310,056

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.	16,678	363,080

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	6,799	482,593

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	4,234	892,908

Building Products-Cement — 0.2%
Eagle Materials, Inc.	5,584	412,323

Building-Heavy Construction — 0.2%
Dycom Industries, Inc.†	3,650	247,762
Granite Construction, Inc.	5,340	244,145

		491,907

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	5,850	407,394

Building-Residential/Commercial — 0.8%
KB Home	10,000	199,700
NVR, Inc.†	398	891,134
Toll Brothers, Inc.	15,843	533,276
TRI Pointe Group, Inc.†	17,767	211,427

		1,835,537

Cable/Satellite TV — 0.2%
Cable One, Inc.	580	519,529

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,447	250,912

Casino Services — 0.2%
Eldorado Resorts, Inc.†	7,592	277,108
Scientific Games Corp.†	6,410	142,687

		419,795

Chemicals-Diversified — 0.2%
Olin Corp.	19,515	394,203

Chemicals-Plastics — 0.1%
PolyOne Corp.	9,342	301,840

Chemicals-Specialty — 1.5%
Ashland Global Holdings, Inc.	7,295	539,684
Cabot Corp.	7,194	350,204
Chemours Co.	20,666	682,185
Minerals Technologies, Inc.	4,126	225,899
NewMarket Corp.	1,044	402,942
Sensient Technologies Corp.	4,940	320,408
Valvoline, Inc.	22,290	444,017
Versum Materials, Inc.	12,732	401,822

		3,367,161

Coatings/Paint — 0.4%
RPM International, Inc.	15,594	953,885

Commercial Services — 0.4%
CoreLogic, Inc.†	9,459	384,224
Healthcare Services Group, Inc.	8,617	349,764
Weight Watchers International, Inc.†	4,516	298,508

		1,032,496

Commercial Services-Finance — 1.1%
MarketAxess Holdings, Inc.	4,390	920,451
Sabre Corp.	29,257	721,185
WEX, Inc.†	5,036	886,135

		2,527,771

Computer Services — 1.2%
Leidos Holdings, Inc.	17,585	1,139,156
MAXIMUS, Inc.	7,507	487,730
Perspecta, Inc.	16,656	407,905
Science Applications International Corp.	4,960	344,770
Teradata Corp.†	13,918	506,615

		2,886,176

Computer Software — 0.2%
j2 Global, Inc.	5,467	398,216

Computers-Integrated Systems — 0.3%
NCR Corp.†	13,778	369,939
NetScout Systems, Inc.†	8,470	213,952

		583,891

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	7,338	401,022

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	3,078	382,041

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	3,031	143,366
Owens-Illinois, Inc.†	18,609	291,603
Silgan Holdings, Inc.	9,049	217,448

		652,417

Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	10,636	486,810
Sonoco Products Co.	11,639	635,256

		1,122,066

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	6,315	302,994

Data Processing/Management — 1.2%
CommVault Systems, Inc.†	4,489	261,349
Dun & Bradstreet Corp.	4,338	617,211
Fair Isaac Corp.†	3,406	656,370
Jack Henry & Associates, Inc.	9,019	1,351,317

		2,886,247

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,643	217,739

Disposable Medical Products — 0.7%
ICU Medical, Inc.†	1,937	493,412
STERIS PLC	9,881	1,080,092

		1,573,504

Distribution/Wholesale — 0.5%
Pool Corp.	4,718	687,649
Watsco, Inc.	3,746	555,082

		1,242,731

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	6,981	674,295
Crane Co.	5,920	515,277
ITT, Inc.	10,237	516,968
Trinity Industries, Inc.	17,262	492,830

		2,199,370

E-Commerce/Services — 0.1%
Cars.com, Inc.†	7,497	195,747

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	2,931	530,980

Electric-Integrated — 1.7%
ALLETE, Inc.	6,002	444,148
Black Hills Corp.	6,263	372,648
Hawaiian Electric Industries, Inc.	12,723	474,568
IDACORP, Inc.	5,889	549,208
MDU Resources Group, Inc.	22,906	571,734
NorthWestern Corp.	5,880	345,509
OGE Energy Corp.	23,340	843,741
PNM Resources, Inc.	9,308	357,520

		3,959,076

Electronic Components-Misc. — 0.8%
Gentex Corp.	31,425	661,496
Jabil, Inc.	17,913	442,989
nVent Electric PLC	19,039	464,932
Vishay Intertechnology, Inc.	15,439	282,534

		1,851,951

Electronic Components-Semiconductors — 0.7%
Cree, Inc.†	11,895	461,764
Monolithic Power Systems, Inc.	4,548	537,210
Silicon Laboratories, Inc.†	5,066	413,031
Synaptics, Inc.†	4,132	155,115

		1,567,120

Electronic Measurement Instruments — 1.3%
Keysight Technologies, Inc.†	21,903	1,250,223
National Instruments Corp.	13,132	643,074
Trimble, Inc.†	29,209	1,091,833

		2,985,130

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	10,212	691,455
Avnet, Inc.	13,528	542,067
SYNNEX Corp.	4,864	377,495
Tech Data Corp.†	4,482	316,698

		1,927,715

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	8,818	368,592

Engineering/R&D Services — 0.4%
AECOM†	18,788	547,482
KBR, Inc.	16,442	325,223

		872,705

Enterprise Software/Service — 1.3%
Blackbaud, Inc.	5,677	407,155
LiveRamp Holdings, Inc.†	9,053	413,541
Manhattan Associates, Inc.†	7,685	366,882
Tyler Technologies, Inc.†	4,517	956,068
Ultimate Software Group, Inc.†	3,646	972,133

		3,115,779

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	15,072	772,892

Finance-Consumer Loans — 0.4%
Navient Corp.	27,522	318,705
SLM Corp.†	50,878	515,903

		834,608

Finance-Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	4,786	390,968
Interactive Brokers Group, Inc., Class A	8,774	433,524

		824,492

Finance-Mortgage Loan/Banker — 0.1%
LendingTree, Inc.†	869	175,269

Finance-Other Services — 0.4%
SEI Investments Co.	15,394	822,809

Food-Baking — 0.2%
Flowers Foods, Inc.	21,440	414,006

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,168	68,444

Food-Misc./Diversified — 1.6%
Hain Celestial Group, Inc.†	10,447	259,921
Ingredion, Inc.	8,300	839,794
Lamb Weston Holdings, Inc.	17,111	1,337,396
Lancaster Colony Corp.	2,281	390,918
Post Holdings, Inc.†	7,785	688,349
TreeHouse Foods, Inc.†	6,573	299,466

		3,815,844

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	14,851	399,343

Food-Wholesale/Distribution — 0.1%
United Natural Foods, Inc.†	5,897	128,142

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	3,514	446,875
Skechers U.S.A., Inc., Class A†	15,787	451,035

		897,910

Funeral Services & Related Items — 0.4%
Service Corp. International	21,076	874,022

Garden Products — 0.4%
Scotts Miracle-Gro Co.	4,599	306,937
Toro Co.	12,293	692,465

		999,402

Gas-Distribution — 2.1%
Atmos Energy Corp.	12,995	1,209,574
National Fuel Gas Co.	10,044	545,289
New Jersey Resources Corp.	10,316	465,252
ONE Gas, Inc.	6,137	484,271
Southwest Gas Holdings, Inc.	5,742	443,684
UGI Corp.	20,317	1,078,020
Vectren Corp.	9,709	694,485

		4,920,575

Gold Mining — 0.3%
Royal Gold, Inc.	7,655	586,603

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	5,965	405,859

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	6,330	581,094

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	5,344	246,946

Hotels/Motels — 0.4%
Wyndham Destinations, Inc.†	11,618	416,854
Wyndham Hotels & Resorts, Inc.	11,680	575,707

		992,561

Housewares — 0.1%
Tupperware Brands Corp.	5,845	205,160

Human Resources — 0.4%
ASGN, Inc.†	6,118	410,396
ManpowerGroup, Inc.	7,584	578,583

		988,979

Industrial Automated/Robotic — 0.7%
Cognex Corp.	20,103	861,212
Nordson Corp.	6,116	750,250

		1,611,462

Instruments-Controls — 0.2%
Woodward, Inc.	6,488	477,776

Insurance Brokers — 0.3%
Brown & Brown, Inc.	27,087	763,312

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	19,231	363,466
Primerica, Inc.	5,040	553,089

		916,555

Insurance-Multi-line — 1.0%
American Financial Group, Inc.	8,224	822,647
Genworth Financial, Inc., Class A†	58,509	250,419
Kemper Corp.	7,112	534,751
Old Republic International Corp.	33,224	732,589

		2,340,406

Insurance-Property/Casualty — 1.4%
Alleghany Corp.	1,746	1,048,787
First American Financial Corp.	13,048	578,418
Hanover Insurance Group, Inc.	4,971	553,670
Mercury General Corp.	3,168	187,894
WR Berkley Corp.	11,245	853,496

		3,222,265

Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	6,976	292,155
Reinsurance Group of America, Inc.	7,439	1,059,090
RenaissanceRe Holdings, Ltd.	4,705	574,763

		1,926,008

Investment Management/Advisor Services — 0.9%
Eaton Vance Corp.	13,794	621,420
Federated Investors, Inc., Class B	11,186	275,958
Janus Henderson Group PLC	19,672	483,341
Legg Mason, Inc.	9,986	281,805
Stifel Financial Corp.	8,321	380,436

		2,042,960

Lasers-System/Components — 0.2%
Coherent, Inc.†	2,840	349,718

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	4,695	589,880

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	9,541	338,228
Lincoln Electric Holdings, Inc.	7,616	616,211

		954,439

Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	8,543	479,604
Terex Corp.	7,579	253,063

		732,667

Machinery-Electrical — 0.2%
Regal Beloit Corp.	5,078	364,093

Machinery-Farming — 0.2%
AGCO Corp.	7,766	435,207

Machinery-General Industrial — 0.8%
IDEX Corp.	8,961	1,136,434
Wabtec Corp.	10,025	822,251

		1,958,685

Machinery-Pumps — 0.3%
Graco, Inc.	19,533	793,626

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	20,405	243,024
Medidata Solutions, Inc.†	6,974	490,272

		733,296

Medical Instruments — 1.8%
Avanos Medical, Inc.†	5,525	312,715
Bio-Techne Corp.	4,409	739,477
Cantel Medical Corp.	4,240	335,596
Integra LifeSciences Holdings Corp.†	8,257	442,328
LivaNova PLC†	5,678	635,879
NuVasive, Inc.†	6,009	337,526
Teleflex, Inc.	5,352	1,288,440

		4,091,961

Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	16,930	682,956
Charles River Laboratories International, Inc.†	5,613	683,776
Syneos Health, Inc.†	7,095	323,745

		1,690,477

Medical Products — 1.3%
Globus Medical, Inc., Class A†	8,564	452,607
Haemonetics Corp.†	6,041	631,103
Hill-Rom Holdings, Inc.	7,760	652,461
Inogen, Inc.†	2,046	387,860
West Pharmaceutical Services, Inc.	8,594	910,277

		3,034,308

Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc., Class A†	2,341	638,742
Exelixis, Inc.†	34,828	483,064
United Therapeutics Corp.†	5,091	564,388

		1,686,194

Medical-Drugs — 0.5%
Akorn, Inc.†	10,995	73,337
Mallinckrodt PLC†	9,724	243,683
PRA Health Sciences, Inc.†	6,770	655,810
Prestige Consumer Healthcare, Inc.†	6,046	218,623

		1,191,453

Medical-HMO — 0.4%
Molina Healthcare, Inc.†	7,217	914,899

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	10,316	428,114
LifePoint Health, Inc.†	4,518	293,038
Tenet Healthcare Corp.†	9,692	249,375

		970,527

Medical-Outpatient/Home Medical — 0.2%
Chemed Corp.	1,880	572,140

Metal Processors & Fabrication — 0.1%
Timken Co.	8,110	320,750

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	4,721	197,715

Miscellaneous Manufacturing — 0.3%
AptarGroup, Inc.	7,267	740,943

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	6,489	455,658

Multimedia — 0.4%
FactSet Research Systems, Inc.	4,482	1,002,892

Networking Products — 0.2%
LogMeIn, Inc.	6,061	521,973

Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	21,972	145,455
Zebra Technologies Corp., Class A†	6,274	1,043,366

		1,188,821

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	6,953	229,101
HNI Corp.	5,111	193,656

		422,757

Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.†	7,548	107,030
Ensco PLC, Class A	51,080	364,711
Nabors Industries, Ltd.	38,035	189,034
Patterson-UTI Energy, Inc.	25,712	427,848
Rowan Cos. PLC, Class A†	14,847	236,216
Transocean, Ltd.†	50,197	552,669

		1,877,508

Oil Companies-Exploration & Production — 2.0%
Callon Petroleum Co.†	26,593	265,132
Chesapeake Energy Corp.†	106,607	374,190
CNX Resources Corp.†	24,898	389,654
Energen Corp.†	9,577	689,257
Gulfport Energy Corp.†	18,429	167,888
Matador Resources Co.†	12,102	349,022
Oasis Petroleum, Inc.†	31,215	314,023
QEP Resources, Inc.†	27,693	246,745
Range Resources Corp.	24,195	383,491
SM Energy Co.	12,056	293,443
Southwestern Energy Co.†	68,514	365,865
WPX Energy, Inc.†	46,137	740,037

		4,578,747

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	19,009	605,627

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	4,388	186,753

Oil Refining & Marketing — 0.4%
Murphy USA, Inc.†	3,497	281,963
PBF Energy, Inc., Class A	14,005	586,109

		868,072

Oil-Field Services — 0.6%
Apergy Corp.†	9,038	352,392
Core Laboratories NV	5,167	440,435
McDermott International, Inc.†	21,097	163,080
NOW, Inc.†	12,666	162,631
Oceaneering International, Inc.†	11,514	218,075
Superior Energy Services, Inc.†	18,058	141,394

		1,478,007

Paper & Related Products — 0.2%
Domtar Corp.	7,350	340,378

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	5,609	648,400

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	11,553	777,517

Physicians Practice Management — 0.2%
MEDNAX, Inc.†	10,922	450,969

Poultry — 0.1%
Sanderson Farms, Inc.	2,349	231,118

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	6,401	650,982

Printing-Commercial — 0.1%
Deluxe Corp.	5,565	262,724

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	5,317	288,394

Publishing-Newspapers — 0.2%
New York Times Co., Class A	16,490	435,336

Publishing-Periodicals — 0.1%
Meredith Corp.	4,650	239,754

Quarrying — 0.1%
Compass Minerals International, Inc.	3,956	191,906

Racetracks — 0.3%
Churchill Downs, Inc.	1,395	348,206
International Speedway Corp., Class A	2,856	107,129
Penn National Gaming, Inc.†	12,454	302,383

		757,718

Real Estate Investment Trusts — 7.2%
Alexander & Baldwin, Inc.	7,911	154,581
American Campus Communities, Inc.	16,013	632,674
Camden Property Trust	10,845	978,978
CoreCivic, Inc.	13,856	311,206
CoreSite Realty Corp.	4,289	402,566
Corporate Office Properties Trust	12,067	311,811
Cousins Properties, Inc.	49,125	408,229
CyrusOne, Inc.	12,225	650,737
Douglas Emmett, Inc.	18,864	682,688
EPR Properties	8,688	597,213
First Industrial Realty Trust, Inc.	14,722	451,965
GEO Group, Inc.	14,231	314,648
Healthcare Realty Trust, Inc.	14,634	407,703
Highwoods Properties, Inc.	12,090	515,518
Hospitality Properties Trust	19,207	492,083
JBG SMITH Properties	12,655	474,309
Kilroy Realty Corp.	11,762	810,167
Lamar Advertising Co., Class A	9,888	724,988
LaSalle Hotel Properties	12,901	425,862
Liberty Property Trust	17,273	723,221
Life Storage, Inc.	5,446	512,795
Mack-Cali Realty Corp.	10,554	214,246
Medical Properties Trust, Inc.	42,637	633,586
National Retail Properties, Inc.	18,346	857,676
Omega Healthcare Investors, Inc.	23,411	780,757
PotlatchDeltic Corp.	7,333	265,821
Rayonier, Inc.	15,128	456,866
Sabra Health Care REIT, Inc.	20,834	451,056
Senior Housing Properties Trust	27,771	446,280
Tanger Factory Outlet Centers, Inc.	10,974	244,281
Taubman Centers, Inc.	7,128	392,111
Uniti Group, Inc.	20,530	392,944
Urban Edge Properties	13,325	273,029
Weingarten Realty Investors	13,919	391,402

		16,783,997

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	5,321	703,755
Realogy Holdings Corp.	14,493	276,382

		980,137

Recreational Vehicles — 0.5%
Brunswick Corp.	10,134	526,867
Polaris Industries, Inc.	6,837	608,356

		1,135,223

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	8,084	380,999
Avis Budget Group, Inc.†	7,774	218,605

		599,604

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	4,786	423,513
Six Flags Entertainment Corp.	8,349	449,677

		873,190

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	19,690	454,051
Urban Outfitters, Inc.†	8,912	351,668

		805,719

Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	11,415	180,928

Retail-Automobile — 0.1%
AutoNation, Inc.†	6,721	272,066

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	16,375	224,992

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	5,383	436,346

Retail-Convenience Store — 0.2%
Casey’s General Stores, Inc.	4,276	539,246

Retail-Discount — 0.3%
Big Lots, Inc.	4,714	195,725
Ollie’s Bargain Outlet Holdings, Inc.†	6,008	558,143

		753,868

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	6,066	339,999

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,414	559,003

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	6,512	741,196
Sally Beauty Holdings, Inc.†	14,039	250,034

		991,230

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	7,940	254,080

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	2,248	158,304

Retail-Restaurants — 1.8%
Brinker International, Inc.	4,770	206,780
Cheesecake Factory, Inc.	4,927	238,171
Cracker Barrel Old Country Store, Inc.	2,805	445,097
Domino’s Pizza, Inc.	4,893	1,315,190
Dunkin’ Brands Group, Inc.	9,790	710,362
Jack in the Box, Inc.	3,185	251,392
Papa John’s International, Inc.	2,623	143,059
Texas Roadhouse, Inc.	7,768	469,653
Wendy’s Co.	21,879	377,194

		4,156,898

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	8,943	316,314

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	57,303	548,963
Sterling Bancorp	26,349	473,755
Washington Federal, Inc.	9,762	274,898

		1,297,616

Schools — 0.3%
Adtalem Global Education, Inc.†	7,003	354,562
Graham Holdings Co., Class B	512	297,497

		652,059

Security Services — 0.2%
Brink’s Co.	5,954	394,869

Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	7,131	266,985
Cypress Semiconductor Corp.	42,249	546,702
Integrated Device Technology, Inc.†	15,115	707,533

		1,521,220

Semiconductor Equipment — 0.5%
MKS Instruments, Inc.	6,403	471,837
Teradyne, Inc.	21,787	750,562

		1,222,399

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	2,619	325,568

Steel-Producers — 1.2%
Carpenter Technology Corp.	5,523	240,858
Commercial Metals Co.	13,674	260,627
Reliance Steel & Aluminum Co.	8,455	667,269
Steel Dynamics, Inc.	27,437	1,086,505
United States Steel Corp.	20,710	549,436

		2,804,695

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.†	14,687	380,246

Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	16,664	520,917

Telecommunication Equipment — 0.3%
ARRIS International PLC†	19,809	492,650
Plantronics, Inc.	3,853	227,211

		719,861

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	10,760	331,731

Television — 0.4%
AMC Networks, Inc., Class A†	5,311	311,119
TEGNA, Inc.	25,156	290,300
World Wrestling Entertainment, Inc., Class A	5,068	367,886

		969,305

Theaters — 0.6%
Cinemark Holdings, Inc.	12,424	516,466
Live Nation Entertainment, Inc.†	16,124	843,285

		1,359,751

Transactional Software — 0.1%
ACI Worldwide, Inc.†	13,528	339,418

Transport-Equipment & Leasing — 0.1%
GATX Corp.	4,406	330,142

Transport-Marine — 0.2%
Kirby Corp.†	6,297	453,006

Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	6,945	550,252

Transport-Services — 0.2%
Ryder System, Inc.	6,205	343,199

Transport-Truck — 0.9%
Knight-Swift Transportation Holdings, Inc.	14,986	479,552
Landstar System, Inc.	4,802	480,632
Old Dominion Freight Line, Inc.	7,666	999,800
Werner Enterprises, Inc.	5,190	167,066

		2,127,050

Water — 0.3%
Aqua America, Inc.	20,791	676,331

Wire & Cable Products — 0.1%
Belden, Inc.	4,749	256,683

Wireless Equipment — 0.3%
InterDigital, Inc.	4,068	288,625
ViaSat, Inc.†	6,541	417,054

		705,679

Total Common Stocks (cost $193,739,836)		191,214,057

EXCHANGE-TRADED FUNDS — 3.4%
SPDR S&P MidCap 400 ETF Trust (cost $8,501,135)	23,500	7,805,525

Total Long-Term Investment Securities (cost $202,240,971)		199,019,582

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills
1.95% due 11/01/2018(1)	$20,000	20,000
1.99% due 11/15/2018(1)	450,000	449,630
2.01% due 11/29/2018(1)	235,000	234,605
2.01% due 12/06/2018(1)	50,000	49,896
2.02% due 11/29/2018(1)	80,000	79,866
2.03% due 11/08/2018(1)	70,000	69,972
2.05% due 11/01/2018(1)	100,000	100,000
2.10% due 12/27/2018(1)	50,000	49,829
2.19% due 12/27/2018(1)	470,000	468,392
2.23% due 01/03/2019(1)	100,000	99,613
2.23% due 02/07/2019(1)	50,000	49,688

Total Short-Term Investment Securities (cost $1,671,575)		1,671,491

REPURCHASE AGREEMENTS — 13.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount $31,185,364 collateralized by $26,365,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $31,809,953 (cost $31,185,000)	31,185,000	31,185,000

TOTAL INVESTMENTS (cost $235,097,546)	99.9%	231,876,073
Other assets less liabilities	0.1	334,317

NET ASSETS	100.0%	$232,210,390

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
180	Long	S&P Mid 400 E-Mini Index	December 2018	$34,338,513	$32,846,400	(1,492,113)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$191,214,057	$—	$—	$191,214,057
Exchange-Traded Funds	7,805,525	—	—	7,805,525
Shart-Term Investment Securities	—	1,671,491	—	1,671,491
Repurchase Agreements	—	31,185,000	—	31,185,000

Total Investments at Value	$199,019,582	$32,856,491	$—	$231,876,073

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,492,113	$—	$—	$1,492,113

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.3%
Canada — 4.2%
Barrick Gold Corp.	651,083	$8,155,538
Cameco Corp.	214,861	2,301,295
Constellation Software, Inc.	12,785	8,798,920

		19,255,753

Cayman Islands — 2.1%
Minth Group, Ltd.	780,000	2,540,338
Tencent Holdings, Ltd.	206,900	7,012,886

		9,553,224

China — 1.3%
China Petroleum & Chemical Corp.	7,578,000	6,128,020

Denmark — 0.5%
Danske Bank A/S	130,564	2,497,370

Finland — 1.2%
Neste Oyj	65,682	5,411,760

France — 15.7%
AXA SA	240,201	6,013,071
L’Oreal SA	48,786	10,986,272
Pernod Ricard SA	85,970	13,117,870
Safran SA	99,225	12,781,336
Sanofi	166,173	14,852,668
Thales SA	42,722	5,454,395
TOTAL SA	156,424	9,180,399

		72,386,011

Germany — 14.1%
Bayer AG	153,250	11,765,950
Continental AG	18,032	2,980,846
Deutsche Post AG	214,219	6,782,312
Fresenius SE & Co. KGaA	173,253	11,041,437
HeidelbergCement AG	63,696	4,327,614
Henkel AG & Co. KGaA (Preference Shares)	121,499	13,288,430
SAP SE	140,280	15,033,829

		65,220,418

Hong Kong — 1.8%
AIA Group, Ltd.	1,120,000	8,518,744

Ireland — 0.8%
CRH PLC	130,695	3,905,213

Japan — 14.1%
FANUC Corp.	26,500	4,605,400
Keyence Corp.	9,500	4,628,439
Kirin Holdings Co., Ltd.	722,000	17,216,468
Lion Corp.	223,400	4,224,784
Mizuho Financial Group, Inc.	2,088,900	3,583,420
Nitto Denko Corp.	94,400	5,884,573
Shiseido Co., Ltd.	158,100	9,944,815
Sumitomo Mitsui Financial Group, Inc.	183,700	7,136,595
Toyota Motor Corp.	79,100	4,631,614
USS Co., Ltd.	172,200	3,099,497

		64,955,605

Jersey — 2.2%
Experian PLC	320,293	7,373,012
Ferguson PLC	37,908	2,557,790

		9,930,802

Netherlands — 7.5%
Heineken NV	130,408	11,752,524
ING Groep NV	369,016	4,365,808
Unilever NV CVA	341,636	18,392,919

		34,511,251

South Korea — 2.5%
LG Household & Health Care, Ltd.	7,204	6,631,778
NCSoft Corp.	12,803	4,841,647

		11,473,425

Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	819,793	4,525,506

Switzerland — 5.4%
Novartis AG	194,022	16,943,202
Roche Holding AG	33,090	8,029,227

		24,972,429

United Kingdom — 22.9%
Admiral Group PLC	150,155	3,860,651
Aggreko PLC	504,119	5,530,179
Aviva PLC	874,282	4,783,237
British American Tobacco PLC	371,100	16,103,444
BT Group PLC	2,153,660	6,617,959
GlaxoSmithKline PLC	830,621	16,061,658
Imperial Brands PLC	86,072	2,916,467
Man Group PLC	1,795,459	3,565,169
Prudential PLC	554,783	11,128,948
Reckitt Benckiser Group PLC	262,390	21,216,502
RELX PLC ADR	293,922	5,818,316
RELX PLC NV	417,033	8,251,999

		105,854,529

TOTAL INVESTMENTS — (cost $461,891,867)	97.3%	449,100,060
Other assets less liabilities	2.7	12,522,995

NET ASSETS —	100.0%	$461,623,055

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$27,507,752	$421,592,308	**	$—	$449,100,060

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

Industry Allocation*
Medical-Drugs	14.6%
Cosmetics & Toiletries	10.9
Soap & Cleaning Preparation	7.5
Brewery	6.3
Insurance-Life/Health	5.2
Enterprise Software/Service	5.2
Commercial Services	4.3
Tobacco	4.1
Oil Companies-Integrated	3.3
Beverages-Wine/Spirits	2.8
Aerospace/Defense-Equipment	2.8
Banks-Commercial	2.4
Dialysis Centers	2.4
Diversified Banking Institutions	2.3
Industrial Automated/Robotic	2.0
Gold Mining	1.8
Building Products-Cement	1.7
Commercial Services-Finance	1.6
Internet Application Software	1.5
Transport-Services	1.5
Telephone-Integrated	1.4
Insurance-Multi-line	1.3
Chemicals-Diversified	1.3
Electronics-Military	1.2
Oil Refining & Marketing	1.2
Internet Content-Entertainment	1.1
Auto-Cars/Light Trucks	1.0
Insurance-Property/Casualty	0.8
Investment Management/Advisor Services	0.8
Retail-Automobile	0.7
Rubber-Tires	0.6
Distribution/Wholesale	0.6
Auto/Truck Parts & Equipment-Original	0.6
Non-Ferrous Metals	0.5

97.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust

SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Aerospace/Defense — 2.3%
Lockheed Martin Corp.	32,228	$9,470,198

Airlines — 0.4%
Alaska Air Group, Inc.	23,670	1,453,811

Applications Software — 6.5%
Microsoft Corp.	225,190	24,052,544
ServiceNow, Inc.†	15,190	2,749,998

		26,802,542

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	142,058	6,723,605

Banks-Super Regional — 2.5%
SunTrust Banks, Inc.	77,630	4,864,296
Wells Fargo & Co.	102,320	5,446,493

		10,310,789

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	63,103	7,091,515

Beverages-Wine/Spirits — 0.7%
Constellation Brands, Inc., Class A	13,390	2,667,690

Building-Residential/Commercial — 0.0%
NVR, Inc.†	30	67,171

Chemicals-Diversified — 0.4%
PPG Industries, Inc.	16,965	1,782,852

Commercial Services — 1.8%
Ecolab, Inc.	32,350	4,954,402
Nielsen Holdings PLC	87,821	2,281,590

		7,235,992

Commercial Services-Finance — 1.6%
S&P Global, Inc.	36,750	6,700,260

Computer Services — 3.3%
Amdocs, Ltd.	112,465	7,115,660
DXC Technology Co.	86,030	6,265,565

		13,381,225

Computers — 3.7%
Apple, Inc.	69,586	15,229,592

Computers-Memory Devices — 1.3%
NetApp, Inc.	44,310	3,477,892
Western Digital Corp.	45,878	1,975,965

		5,453,857

Data Processing/Management — 0.9%
First Data Corp., Class A†	193,450	3,625,253

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	6,690	1,479,828

Dialysis Centers — 0.8%
DaVita, Inc.†	49,620	3,341,411

Distribution/Wholesale — 1.1%
Fastenal Co.	86,720	4,458,275

Diversified Banking Institutions — 4.0%
JPMorgan Chase & Co.	149,210	16,266,874

Diversified Manufacturing Operations — 1.1%
Illinois Tool Works, Inc.	36,410	4,644,824

E-Commerce/Products — 3.1%
Amazon.com, Inc.†	8,040	12,848,000

Electric-Integrated — 1.2%
Duke Energy Corp.	59,890	4,948,711

Electronic Components-Semiconductors — 0.5%
Microchip Technology, Inc.	33,430	2,199,025

Electronic Measurement Instruments — 1.7%
Agilent Technologies, Inc.	104,860	6,793,879

Entertainment Software — 0.4%
Activision Blizzard, Inc.	20,960	1,447,288

Finance-Credit Card — 1.2%
Visa, Inc., Class A	35,780	4,932,273

Finance-Other Services — 3.2%
CME Group, Inc.	26,189	4,798,873
Intercontinental Exchange, Inc.	110,230	8,492,119

		13,290,992

Food-Misc./Diversified — 1.3%
Kraft Heinz Co.	93,192	5,122,764

Gas-Distribution — 1.3%
National Grid PLC	484,115	5,130,409

Insurance Brokers — 1.1%
Marsh & McLennan Cos., Inc.	54,264	4,598,874

Insurance-Life/Health — 1.6%
AXA Equitable Holdings, Inc.	319,122	6,474,985

Insurance-Property/Casualty — 2.3%
Berkshire Hathaway, Inc., Class B†	19,505	4,003,986
Progressive Corp.	78,600	5,478,420

		9,482,406

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	84,248	12,788,004

Medical Information Systems — 0.7%
Cerner Corp.†	48,370	2,770,634

Medical Instruments — 1.1%
Boston Scientific Corp.†	127,456	4,606,260

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	25,720	4,129,346

Medical Products — 0.7%
Zimmer Biomet Holdings, Inc.	25,940	2,946,525

Medical-Biomedical/Gene — 1.5%
Celgene Corp.†	22,150	1,585,940
Gilead Sciences, Inc.	69,300	4,724,874

		6,310,814

Medical-Drugs — 3.3%
Merck & Co., Inc.	186,565	13,733,050

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	60,441	15,796,255

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	60,940	4,429,119

Oil Companies-Integrated — 3.4%
Exxon Mobil Corp.	54,120	4,312,281
Suncor Energy, Inc.	284,222	9,467,435

		13,779,716

Pipelines — 1.9%
Magellan Midstream Partners LP	127,811	7,883,383

Real Estate Investment Trusts — 2.5%
Prologis, Inc.	161,056	10,383,280

Retail-Auto Parts — 1.2%
O’Reilly Automotive, Inc.†	15,500	4,971,625

Retail-Building Products — 2.0%
Lowe’s Cos., Inc.	87,330	8,315,563

Retail-Consumer Electronics — 1.9%
Best Buy Co., Inc.	112,940	7,923,870

Retail-Perfume & Cosmetics — 0.7%
Ulta Beauty, Inc.†	10,790	2,962,071

Retail-Restaurants — 1.0%
McDonald’s Corp.	22,890	4,049,241

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	106,696	3,508,165

Soap & Cleaning Preparation — 2.0%
Church & Dwight Co., Inc.	137,870	8,185,342

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	119,595	6,827,679

Tobacco — 1.9%
Philip Morris International, Inc.	90,650	7,983,546

Transport-Rail — 1.9%
Union Pacific Corp.	52,610	7,692,634

Wireless Equipment — 2.7%
Motorola Solutions, Inc.	92,010	11,276,746

Total Long-Term Investment Securities (cost $364,169,727)		398,710,038

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount $12,047,141 collateralized by $10,185,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $12,288,427 (cost $12,047,000)	$12,047,000	12,047,000

TOTAL INVESTMENTS (cost $376,216,727)	100.0%	410,757,038
Liabilities in excess of other assets	0.0	(64,057)

NET ASSETS	100.0%	$410,692,981

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$393,579,629	$5,130,409	**	$—	$398,710,038
Repurchase Agreements	—	12,047,000		—	12,047,000

Total Investments at Value	$393,579,629	$17,177,409		$—	$410,757,038

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
ALBA PLC FRS Series 2005-1, Class A3 1.00% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	564,440	$690,056
ALBA PLC FRS Series 2015-1, Class A 1.97% (3 ML GBP+1.25%) due 04/24/2049(1)	GBP	411,565	527,919
Babson CLO, Ltd. FRS Series 2014-IIA, Class AR 3.60% (3 ML+1.15%) due 10/17/2026*(2)		427,443	427,296
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,276,799	1,224,277
Bayview Opportunity Master Fund Trust Series 2018-RN8, Class A1 4.07% due 09/28/2033*		508,156	506,949
BX Trust FRS Series 2017-APPL, Class A 3.16% (1 ML+0.88%) due 07/15/2034*(4)		3,617,493	3,612,919
California Republic Auto Receivables Trust Series 2018-1, Class A1 2.45% due 07/15/2019		363,896	363,903
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 2.45% (1 ML+0.16%) due 12/25/2036*		1,505,657	986,251
Colony Starwood Homes Trust FRS Series 2016-1A, Class A 3.79% (1 ML+1.50%) due 07/17/2033*		503,478	503,478
COMM Mtg. Trust Series 2018-HOME, Class A 3.82% due 04/10/2033*(4)		1,100,000	1,076,035
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 3.39% (3 ML+0.94%) due 07/17/2028*(2)		1,600,000	1,598,200
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 3.59% (3 ML+1.15%) due 01/16/2026*(2)		1,935,156	1,934,163
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,358,540
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 3.34% (3 ML+0.90%) due 10/15/2027*(2)		1,500,000	1,498,926
Eurosail PLC FRS Series 2006-4X, Class A3C 0.96% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	252,354	319,149
Eurosail PLC FRS Series 2007-3A, Class A3C 1.75% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	670,346	849,201
Eurosail PLC FRS Series 2007-3X, Class A3A 1.75% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	594,243	756,316
Eurosail PLC FRS Series 2007-3X, Class A3C 1.75% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	792,227	1,003,601
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 3.19% (3 ML+0.85%) due 06/20/2027*(2)		800,000	797,847
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 3.29% (3 ML+0.85%) due 01/16/2026*(2)		700,000	700,428
Flagship VII, Ltd. FRS Series 2013-7A, Class A1R 3.59% (3 ML+1.12%) due 01/20/2026*(2)		949,532	949,027
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,029,893
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 3.49% (3 ML + 1.05%) due 01/21/2028*(2)		900,000	900,000
Gemgarto PLC FRS Series 2015-1, Class A 1.75% (3 ML GBP+0.95%) due 02/16/2047(1)	GBP	2,147	2,744
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 3.57% (3 ML+1.10%) due 10/22/2025*(2)		1,900,000	1,899,335
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,569,120
KVK CLO, Ltd. FRS Series 2013-2A, Class AR 3.59% (3 ML+1.15%) due 01/15/2026*(2)		376,171	375,978
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.99% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	751,751	922,063
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.40% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,124,033	1,410,424
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)		1,800,000	1,745,494
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.80% (1 ML+0.52%) due 05/25/2035(1)		100,594	100,880
Mountain View CLO 2014-1, Ltd. FRS Series 2014-1A, Class ARR 3.24% (3 ML+0.8%) due 10/15/2026*(2)		1,300,000	1,297,798

Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 3.58% (3 ML+1.13%) due 07/20/2026*(2)		1,059,773	1,060,775
Palmer Square Loan Funding 2018-4, Ltd. FRS Series 2018-4A, Class A1 3.27% (3 ML+0.9%) due 11/15/2026*(2)		1,200,000	1,201,200
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 3.16% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,400,269
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 3.23% (1 ML+0.95%) due 11/25/2065*		589,872	597,432
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.73% (1 ML+1.45%) due 02/17/2032*		1,517,362	1,548,643
SpringCastle America Funding LLC Series 2016-AA, Class A 3.05% due 04/25/2029*		804,881	798,406
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 3.63% (3 ML+1.18%) due 10/17/2026*(2)		2,053,333	2,053,259
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 3.31% (3 ML+0.84%) due 04/20/2028*(2)		2,500,000	2,484,205
Uropa Securities PLC FRS Series 2008-1, Class A 1.00% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	786,901	969,377
Uropa Securities PLC FRS Series 2007-1, Class A3A 1.00% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	400,000	485,403
Uropa Securities PLC FRS Series 2008-1, Class M1 1.15% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	182,027	220,650
Uropa Securities PLC FRS Series 2008-1, Class M2 1.35% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	142,184	172,842
Uropa Securities PLC FRS Series 2008-1, Class B 1.55% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	151,559	180,980
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.55% (1 ML+0.27%) due 12/25/2045(1)		523,055	521,304
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,011,892
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 3.59% (3 ML+1.15%) due 04/15/2028*(2)		1,300,000	1,299,333

Total Asset Backed Securities (cost $52,174,737)			51,944,180

U.S. CORPORATE BONDS & NOTES — 8.5%
Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		300,000	283,563

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		645,521	600,476
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		184,314	171,900
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027		374,888	372,916
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		947,138	873,072
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		947,138	880,838

			2,899,202

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,002,006

Auto-Cars/Light Trucks — 0.5%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*		200,000	197,108
Ford Motor Credit Co. LLC FRS Senior Notes 3.30% (3 ML+0.93%) due 09/24/2020		1,500,000	1,499,438
Ford Motor Credit Co. LLC Senior Notes 3.47% due 04/05/2021		200,000	195,206
Ford Motor Credit Co., LLC Senior Notes 5.75% due 02/01/2021		200,000	205,245
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020		146,000	144,708
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 11/24/2020		1,070,000	1,067,985
Hyundai Capital America Senior Notes 2.50% due 03/18/2019*		1,200,000	1,195,906
Volkswagen Group of America Finance LLC Company Guar. Notes 2.13% due 05/23/2019*		2,200,000	2,186,463

			6,692,059

Banks-Commercial — 0.1%
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019		150,000	148,864

HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	872,075
HSBC USA, Inc. FRS Senior Notes 2.95% (3 ML+0.61%) due 11/13/2019	200,000	200,651
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	248,603
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,900

		1,482,093

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	200,000	189,734

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	110,000	107,817
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	46,796
Wells Fargo & Co. FRS Senior Notes 3.40% (3 ML+1.23%) due 10/31/2023	1,900,000	1,926,727
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	1,600,000	1,585,755

		3,667,095

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	900,000	818,083

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,391

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 09/21/2023	1,300,000	1,298,093
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	58,390
Owens Corning Senior Notes 4.20% due 12/01/2024	20,000	19,729

		1,376,212

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	9,960

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	450,000	449,259
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.19% (3 ML+1.65%) due 02/01/2024	1,900,000	1,930,748
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	450,000	455,274
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	1,000,000	900,045
Comcast Corp. FRS Company Guar. Notes 3.04% (3 ML+0.63%) due 04/15/2024	2,500,000	2,485,972
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	19,007

		6,240,305

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	898,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,000,000

		1,898,875

Chemicals-Specialty — 0.1%
International Flavors & Fragrances, Inc. Senior Notes 3.40% due 09/25/2020	1,100,000	1,099,540

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	724,146
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	50,000	50,932

		775,078

Computers — 0.2%
Apple, Inc. FRS Senior Notes 2.64% (3 ML+0.30%) due 05/06/2019	200,000	200,313
Apple, Inc. Senior Notes 2.90% due 09/12/2027	300,000	277,866
Apple, Inc. Senior Notes 3.35% due 02/09/2027	200,000	192,631
Apple, Inc. Senior Notes 3.75% due 09/12/2047	500,000	448,606

Apple, Inc. Senior Notes 4.65% due 02/23/2046	500,000	515,779
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,241,535

		2,876,730

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	489,000	500,637

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	29,705

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	600,000	591,913
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	700,000	664,276
Citigroup, Inc. Senior Notes 2.05% due 12/07/2018	1,090,000	1,089,368
Citigroup, Inc. FRS Senior Notes 3.18% (3 ML+0.86%) due 12/07/2018	1,340,000	1,340,886
Citigroup, Inc. FRS Senior Notes 3.54% (3 ML+1.19%) due 08/02/2021	1,000,000	1,016,600
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	1,200,000	1,196,940
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	742,793
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	30,000	29,060
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	1,300,000	1,274,433
Morgan Stanley Senior Notes 3.74% due 04/24/2024	1,000,000	987,402
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	58,912

		8,992,583

Electric-Integrated — 0.8%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028*(5)	1,300,000	1,282,665
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	532,569
Cleco Corporate Holdings LLC Senior Sec. Notes 3.74% due 05/01/2026	1,600,000	1,490,779
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,509,357
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	1,000,000	894,654
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	99,093
Duke Energy Florida LLC 1st Mtg. Notes 3.80% due 07/15/2028	1,400,000	1,382,631
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,729,705
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	675,755
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	30,000	27,938
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(5)	400,000	397,725

		10,022,871

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	918,239

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	700,000	654,519

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	663,916

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,839

Finance-Credit Card — 0.0%
American Express Credit Corp. FRS Senior Notes 2.80% (3 ML+0.49%) due 08/15/2019	300,000	300,691

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	23,905

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	714,857
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	50,000	49,476

		764,333

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	99,469

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 3.50% due 07/15/2022	20,000	19,753
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	550,000	457,602

		477,355

Gas-Distribution — 0.1%
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	1,400,000	1,341,248

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	19,533

Insurance-Life/Health — 0.6%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*	500,000	495,894
Jackson National Life Global Funding Senior Sec. Notes 2.30% due 04/16/2019*	200,000	199,482
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*	1,090,000	1,073,589
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,015,145
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*	1,070,000	1,050,465
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*	400,000	393,883
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	1,070,000	1,055,597
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,600,000	1,498,463

		7,782,518

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	8,968
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	147,311
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	199,493
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*	1,230,000	1,208,853

		1,564,625

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	48,094
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,071

		68,165

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.15% due 03/15/2024	1,600,000	1,562,592

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	542,612

Medical Products — 0.0%
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,892
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,279
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	28,297

		67,468

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	5,944

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.25% due 11/14/2028	1,600,000	1,542,315
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,163,434

		2,705,749

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028*	600,000	555,194

Medical-HMO — 0.0%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	19,434
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	305,675

		325,109

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	600,000	595,500
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	617,375

		1,212,875

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.55% due 06/01/2022	200,000	199,330

Oil & Gas Drilling — 0.1%
Patterson-UTI Energy, Inc. Company Guar. Notes 3.95% due 02/01/2028	1,200,000	1,108,712

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	250,000	246,977
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	950,000	926,464
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	150,000	144,332

		1,317,773

Pipelines — 0.5%
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	100,000	95,806
Energy Transfer Partners LP Company Guar. Notes 4.75% due 01/15/2026	40,000	39,391
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	1,200,000	1,183,944
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	1,300,000	1,250,369
EQT Midstream Partners LP Senior Notes 4.13% due 12/01/2026	700,000	640,204
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	631,638
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,694,459

		5,535,811

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	98,086
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,143,647
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,102,328
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	670,490
Brixmor Operating Partnership LP FRS Senior Notes 3.59% (3 ML+1.05%) due 02/01/2022	1,400,000	1,402,139
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	286,547
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	900,000	927,115
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	834,264
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	815,020
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,115,374
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	29,720
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,289,758
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	300,000	299,261
Welltower, Inc. Senior Notes 4.95% due 09/01/2048	1,000,000	957,168
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	502,657

		11,473,574

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	12,000	11,007

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,700,000	1,572,341

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	1,800,000	1,748,767

Telephone-Integrated — 0.6%
AT&T, Inc. FRS Senior Notes 3.32% (3 ML+0.93%) due 06/30/2020	90,000	90,778
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	46,946
AT&T, Inc. FRS Senior Notes 3.51% (3 ML+1.18%) due 06/12/2024	3,800,000	3,810,541
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	204,000	191,660
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,200,000	1,145,798
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	104,000	100,400
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	1,435,000	1,419,666

		6,805,789

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,800,000	1,595,487

Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		20,000	20,039
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023		100,000	103,192

			1,718,718

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.13% due 06/15/2047		1,700,000	1,596,413

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		1,000,000	973,749

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025		20,000	19,439

Total U.S. Corporate Bonds & Notes (cost $110,071,324)			106,615,043

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*(5)		599,874	594,481
WestJet Airlines, Ltd. Senior Notes 3.50% due 06/16/2021*(5)		1,000,000	983,989

			1,578,470

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	18,947

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020		200,000	197,782

Banks-Commercial — 1.1%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	996,802
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,287,811
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,441,444
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	197,378
BPCE SA FRS Senior Notes 3.57% (3 ML+1.24%) due 09/12/2023*		2,200,000	2,196,009
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*		2,700,000	2,597,146
ING Groep NV FRS Senior Notes 3.40% (3 ML+1%) due 10/02/2023		2,500,000	2,499,033
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	195,989
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	975,511
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	137,991
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	839,719
Swedbank AB Senior Notes 2.20% due 03/04/2020*		370,000	364,331

			13,729,164

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	196,944

Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 9.50% due 11/15/2018*		400,000	400,925

Casino Hotels — 0.0%
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028*		200,000	191,127

Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	870,751
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	883,609
Barclays PLC FRS Senior Notes 4.45% (3 ML+2.11%) due 08/10/2021		1,900,000	1,964,885
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,200,000	2,056,455
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		900,000	835,200
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	239,290
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,473,718
Deutsche Bank AG FRS Senior Notes 3.77% (3 ML+1.29%) due 02/04/2021		1,800,000	1,795,497
Deutsche Bank NY Senior Notes 4.25% due 10/14/2021		2,300,000	2,281,129

HSBC Holdings PLC FRS Senior Notes 3.71% (3 ML+1.38%) due 09/12/2026	1,000,000	1,006,670
HSBC Holdings PLC FRS Senior Notes 3.91% (3 ML+1.50%) due 01/05/2022	300,000	307,168
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026	550,000	541,522
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023	2,400,000	2,376,591
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	600,000	573,337
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 3.37% (3 ML+0.86%) due 07/26/2023	2,200,000	2,203,600
Mizuho Financial Group, Inc. FRS Senior Notes 3.33% (3 ML+1.00%) due 09/11/2024	800,000	806,760
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	800,000	769,610
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	1,100,000	1,071,267
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030	900,000	881,505
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021	1,000,000	960,251
UBS Group Funding Switzerland AG Company Guar. Notes 2.65% due 02/01/2022*	1,600,000	1,544,336
UBS Group Funding Switzerland AG FRS Company Guar. Notes 4.07% (3 ML+1.53%) due 02/01/2022*	900,000	923,292
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 04/15/2026*	550,000	539,865

		26,906,308

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	20,000	19,693

Finance-Leasing Companies — 0.1%
ORIX Corp. Senior Notes 3.25% due 12/04/2024	1,400,000	1,329,477

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,852

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 1.90% due 09/23/2019	1,000,000	987,634
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	400,000	377,344
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	500,000	453,113

		1,818,091

Oil & Gas Drilling — 0.1%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021(5)	675,000	663,194

Oil Companies-Exploration & Production — 0.1%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,571,384
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,552

		1,580,936

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	856,166

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,527,621

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	700,000	657,273
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,000,000	913,391

		1,570,664

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	19,730
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	38,639

		58,369

Transport-Marine — 0.1%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	574,689

Total Foreign Corporate Bonds & Notes (cost $55,579,901)		54,228,419

U.S. GOVERNMENT AGENCIES — 18.5%
Federal Home Loan Mtg. Corp. — 0.8%
1.25% due 10/02/2019	2,000,000	1,972,894
2.38% due 01/13/2022	200,000	196,233
4.50% due 08/01/2048	3,610,959	3,713,886
3.61% (5.89% - 1 ML) due 09/15/2043(1)(7)(8)	2,070,710	291,025
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(4)(6)	2,700,000	2,590,692
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.45% (1 ML+0.35%) due 01/15/2038(1)	1,416,440	1,413,372
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.56% due 01/15/2038(1)(6)(7)(8)	1,416,440	58,478

		10,236,580

Federal National Mtg. Assoc. — 17.0%
3.50% due November TBA	30,200,000	29,394,273
3.50% due December TBA	75,900,000	73,781,114
3.50% due January TBA	50,000,000	48,557,285
3.70% due 09/01/2034	933,294	906,235
4.00% due 07/01/2045	2,018,954	2,022,214
4.00% due 07/01/2045	1,343,886	1,346,055
4.00% due 02/01/2046	2,976,410	2,980,444
4.00% due 09/01/2046	3,043,584	3,048,476
4.00% due December TBA	31,500,000	31,458,642
4.50% due December TBA	14,600,000	14,924,990
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)	1,300,952	110,006
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 2.63% (1 ML+0.35%) due 10/25/2040(1)	804,981	808,660
Series 2007-85, Class FL 2.82% (1 ML+0.54%) due 09/25/2037(1)	2,640,692	2,667,996

		212,006,390

Government National Mtg. Assoc. — 0.7%
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 2.71% (1 ML+0.60%) due 04/20/2066(1)	286,664	286,959
Series 2014-H02, Class FB 2.76% (1 ML+0.65%) due 12/20/2063(1)	880,224	885,156
Series 2016-H11, Class F 2.91% (1 ML+0.80%) due 05/20/2066(1)	2,481,513	2,513,358
Series 2016-H14, Class FA 2.91% (1 ML+0.80%) due 06/20/2066(1)	1,443,029	1,461,908
Series 2016-H17, Class FC 2.94% (1 ML+0.83%) due 08/20/2066(1)	3,264,922	3,312,304

		8,459,685

Total U.S. Government Agencies (cost $232,108,389)		230,702,655

U.S. GOVERNMENT TREASURIES — 25.2%
United States Treasury Bonds — 3.2%
1.00% due 02/15/2046 TIPS(9)	3,192,420	2,960,138
1.00% due 02/15/2048 TIPS(9)	2,351,727	2,174,582
2.75% due 08/15/2047	1,560,000	1,372,434
2.75% due 11/15/2047	100,000	87,922
2.88% due 05/15/2043	300,000	273,692
2.88% due 11/15/2046	290,000	262,280
3.00% due 02/15/2048	4,320,000	3,994,819
3.00% due 08/15/2048(12)	2,340,000	2,163,677
3.13% due 02/15/2042	250,000	239,639
3.13% due 05/15/2048	1,320,000	1,251,834
4.25% due 05/15/2039	5,900,000	6,707,793
4.25% due 11/15/2040	600,000	682,664
4.38% due 11/15/2039	6,800,000	7,861,969
4.38% due 05/15/2040	5,190,000	6,004,992
4.38% due 05/15/2041	1,700,000	1,968,680
4.50% due 08/15/2039	1,750,000	2,055,430

		40,062,545

United States Treasury Notes — 22.0%
0.50% due 01/15/2028 TIPS(9)	9,506,460	8,983,728
0.75% due 07/15/2028 TIPS(9)	4,017,920	3,890,477
1.25% due 04/30/2019	9,300,000	9,243,691
1.50% due 03/31/2023(13)	6,640,000	6,235,116
1.63% due 05/15/2026(13)	4,559,000	4,109,511
1.75% due 02/28/2022(13)	2,500,000	2,405,469
1.88% due 03/31/2022(12)	47,600,000	45,934,000
1.88% due 04/30/2022	9,500,000	9,159,336
1.88% due 07/31/2022(13)	3,200,000	3,076,500
1.88% due 08/31/2022	38,800,000	37,263,156
2.00% due 12/31/2021(13)	2,600,000	2,526,062
2.00% due 11/15/2026	7,635,000	7,030,165
2.13% due 12/31/2022(13)	5,600,000	5,412,750
2.13% due 05/15/2025(13)	2,370,000	2,237,428
2.25% due 04/30/2021(13)	1,100,000	1,082,684
2.25% due 02/15/2027(12)	65,500,000	61,324,375
2.25% due 08/15/2027(12)	48,880,000	45,544,322
2.38% due 05/15/2027	1,000,000	943,867
2.50% due 05/15/2024	7,300,000	7,105,523
2.75% due 04/30/2023(13)	3,400,000	3,367,727
2.88% due 05/15/2028(12)	2,570,000	2,511,171
6.25% due 05/15/2030	3,660,000	4,738,413

		274,125,471

Total U.S. Government Treasuries (cost $320,903,894)		314,188,016

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027*	500,000	464,229
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	3,000,000	2,945,784
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	500,000	458,550

State of Kuwait Senior Bonds 3.50% due 03/20/2027*		1,000,000	971,250
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,318,834

Total Foreign Government Obligations (cost $7,356,078)			7,158,647

MUNICIPAL BONDS & NOTES — 0.0%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029 (cost $400,000)		400,000	389,556

OPTIONS—PURCHASED(10) — 0.6%
Exchange-Traded Put Options — Purchased		1,221	5,341,875
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(5)		692,600,000	1,298,264
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(5)		37,700,000	654,418

Total Options—Purchased (cost $8,236,886)			7,294,557

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 12/29/2018(11)	EUR	900,000	1,148,236

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 5.88% due 03/18/2019(11)	GBP	500,000	634,307

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 03/01/2019 (11)		1,500,000	1,513,125

Insurance-Life/Health — 0.1%
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*		1,500,000	1,485,000

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*		400,000	344,000

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 03/27/2019*(5)(11)		500,000	475,000

Pipelines — 0.0%
TransCanada Trust Company Guar. Notes 5.30% due 03/15/2077		400,000	366,000

Total Preferred Securities/Capital Securities (cost $6,002,420)			5,965,668

Total Long-Term Investment Securities (cost $792,833,629)			778,486,741

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Certificates of Deposit — 0.2%
Barclays Bank PLC FRS 2.88% (3 ML+0.40%) due 10/25/2019		600,000	599,941
Lloyds Bank Corporate Markets PLC FRS 2.91% (3 ML + 0.50%) due 10/26/2020		1,300,000	1,299,997

			1,899,938

Commercial Paper — 0.3%
Campbell Soup Co. 2.80% due 12/05/2018		300,000	299,267
Campbell Soup Co. 2.90% due 01/15/2019		500,000	497,194
Energy Transfer Partners LP 3.00% due 11/09/2018		300,000	299,794
General Electric Co. 2.70% due 12/28/2018		500,000	497,878
Hyundai Capital America 2.48% due 11/06/2018		700,000	699,719
Marriott International 2.48% due 11/16/2018		600,000	599,343
Syngenta Wilmington, Inc. 2.90% due 11/23/2018*		1,300,000	1,297,836

			4,191,031

Total Short-Term Investment Securities (cost $6,090,683)			6,090,969

REPURCHASE AGREEMENTS — 78.8%
Agreement with Barclays Bank PLC, bearing interest at 2.28%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $104,006,587 and collateralized by $104,642,000 of United States Treasury Notes, bearing interest at 3.38%, due 05/15/2044 and having an approximate value of $106,587,687		104,000,000	104,000,000
Agreement with J.P. Morgan Chase, bearing interest at 2.28%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $297,018,810 and collateralized by $102,335,000 of United States Treasury Notes, bearing interest at 1.75%, due 05/31/2022 and by $204,200,000 of United States Treasury Notes, bearing interest at 2.88%, due 10/15/2021 and having an approximate combined value of $304,279,619		297,000,000	297,000,000
Agreement with J.P. Morgan Chase, bearing interest at 2.28%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $297,018,810 and collateralized by $313,500,000 of United States Treasury Notes, bearing interest at 1.88%, due 02/28/2022 and having an approximate value of $305,224,212		297,000,000	297,000,000
Agreement with Toronto-Dominion Bank, bearing interest at 2.28%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $286,418,139 and collateralized by $279,965,000 of United States Treasury Notes, bearing interest at 3.63%, due 08/15/2043 and having an approximate value of $296,758,678		286,400,000	286,400,000

Total Repurchase Agreements (cost $984,400,000)			984,400,000

TOTAL INVESTMENTS (cost $1,783,324,312)		141.7%	1,768,977,710
Liabilities in excess of other assets		(41.7)	(520,546,877)

NET ASSETS		100.0%	$1,248,430,833

REVERSE REPURCHASE AGREEMENTS(14) (5.0%)			(61,918,113)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $99,223,397 representing 7.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Securities classified as Level 3 (see Note 1).
(4)	Commercial Mortgage Backed Security
(5)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $6,349,736 representing 0.5% of net assets.
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Interest Only

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2018.
(9)	Principal amount of security is adjusted for inflation.
(10)	Options—Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2019	$2,200	407	$1,538,458	$1,627,405	$1,507,935	$(119,470)
S&P 500 Index	June 2019	2,475	407	3,197,026	3,141,852	3,146,110	4,258
S&P 500 Index	June 2019	1,925	407	691,539	799,172	687,830	(111,342)

					$5,568,429	$5,341,875	$(226,554)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.65% versus U.S. Treasury Bonds maturing on 11/15/2018	Morgan Stanley Capital Services, LLC	November 2018	1.65%	$24,200	$137,335	$2	$(137,333)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus U.S. Treasury Bonds maturing on 11/30/2018	Goldman Sachs Bank USA	November 2018	1.85	62,500	89,393	6	(89,387)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.00% versus U.S. Treasury Bonds maturing on 12/19/2018	Citibank N.A.	December 2018	2.00	62,500	138,461	6	(138,455)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.15% versus U.S. Treasury Bonds maturing on 01/31/2019	Goldman Sachs Bank USA	January 2019	2.15	73,000	76,650	482	(76,168)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.04% versus U.S. Treasury Bonds maturing on 06/22/2020	Morgan Stanley Capital Services, LLC	June 2020	3.04	238,600	863,732	642,025	(221,707)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.25% versus U.S. Treasury Bonds maturing on 01/31/2019	Morgan Stanley Capital Services, LLC	January 2019	3.25	54,400	163,200	176,174	12,974
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.04% versus U.S. Treasury Bonds maturing on 06/22/2020	Goldman Sachs Bank USA	June 2020	3.04	69,600	252,829	187,280	(65,549)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 07/09/2020	Citibank N.A.	July 2020	3.02	107,800	388,080	292,289	(95,791)

					$2,109,680	$1,298,264	$(811,416)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.60% versus U.S. Treasury Bonds maturing on 10/01/2019	Bank of America	October 2019	3.60%	$13,200	$246,401	$353,556	$107,155
Put option to enter into an interest rate swap for the right to pay a fixed rate of 3.40% versus U.S. Treasury Bonds maturing on 05/16/2019	Bank of America	May 2019	3.40	24,500	312,374	300,862	(11,512)

					$558,775	$654,418	$95,643

(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	The security or a portion thereof was pledged as collateral for reverse repurchase agreements.
(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(14)	Reverse Repurchase Agreements:

Reverse Repurchase Agreements

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
NatWest Markets Securities	2.35%	10/25/2018	11/1/2018	$(3,381,875)	$(3,383,420)
NatWest Markets Securities	2.38%	10/29/2018	1/22/2019	(1,162,350)	(1,162,581)
NatWest Markets Securities	2.29%	10/29/2018	11/5/2018	(9,964,000)	(9,965,901)
NatWest Markets Securities	2.24%	8/22/2018	11/20/2018	(16,543,125)	(16,616,209)
NatWest Markets Securities	2.26%	9/12/2018	11/13/2018	(5,407,875)	(5,424,850)
NatWest Markets Securities	2.25%	11/1/2018	11/14/2018	(21,272,250)	(21,272,250)
Bank of New York	1.88%	10/25/2018	11/1/2018	(3,532,138)	(3,533,426)
Bank of New York	1.88%	10/25/2018	8/15/2048	(654,500)	(654,739)

				$(61,918,113)	$(62,013,375)

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.13% versus U.S. Treasury Bonds maturing on 01/31/2019	Morgan Stanley Capital Services, LLC	January 2019	3.13%	$54,400	$103,360	$116,579	$(13,219)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.00% versus U.S. Treasury Bonds maturing on 01/31/2019	Morgan Stanley Capital Services, LLC	January 2019	3.00	54,400	59,840	74,234	(14,394)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 06/21/2021	Morgan Stanley Capital Services, LLC	June 2021	3.02	238,600	1,121,420	981,314	140,106
Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.02% versus U.S. Treasury Bonds maturing on 06/21/2021	Goldman Sachs Bank USA	June 2021	3.02	69,600	337,978	285,200	52,778
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.96% versus U.S. Treasury Bonds maturing on 07/09/2021	Citibank N.A.	July 2021	2.96	107,800	501,943	426,327	75,616

					$2,124,541	$1,883,654	$240,887

Exchange-Traded Call Options — Written

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
U.S. Treasury Note Futures	December 2018	$118.50	12	$540,000	$4,106	$5,812	$(1,706)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Exchange-Traded Put Options — Written

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
US Treasury Note Futures	December 2018	$116.50	12	$60,000	$2,794	$469	$2,325

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2018	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.60% versus U.S. Treasury Bonds maturing on 10/01/2019	Bank of America	October 2019	3.60%	$54,000	$241,464	$292,270	$(50,806)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.75% versus U.S. Treasury Bonds maturing on 05/16/2019	Bank of America	May 2019	3.75	24,500	111,475	105,644	5,831
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 02/20/2019	Citibank N.A.	February 2019	0.90	4,700	6,002	4,303	1,699
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.95% versus CDX Investment Grade Index maturing on 01/16/2019	Citibank N.A.	January 2019	0.95	6,100	12,261	11,017	1,244
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.20% versus CDX Investment Grade Index maturing on 03/20/2019	Citibank N.A.	March 2019	1.20	9,500	10,450	10,450	—

					$381,652	$423,684	$(42,032)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
350	Long	90 Day Euro Dollar	December 2018	85,474,823	85,093,750	$(381,073)
247	Long	90 Day Euro Dollar	June 2019	59,894,642	59,872,800	(21,842)
1,069	Long	90 Day Euro Dollar	December 2019	258,865,833	258,684,637	(181,196)
3,409	Long	S&P 500 E-Mini Index	December 2018	495,582,022	462,106,995	(33,475,027)
130	Long	U.S. Treasury Ultra Long Bonds	December 2018	20,083,827	19,398,438	(685,389)
906	Long	U.S. Treasury 5 Year Notes	December 2018	102,276,927	101,818,829	(458,098)
522	Long	U.S. Treasury 10 Year Notes	December 2018	62,872,928	61,824,375	(1,048,553)
819	Long	E-Mini Russell 2000 Index	December 2018	70,186,656	61,912,305	(8,274,351)
10	Short	Euro-Bund	December 2018	1,813,294	1,815,185	(1,891)
52	Short	Euro-OAT	December 2018	8,994,008	8,950,112	43,896
247	Short	90 Day Euro Dollar	June 2020	59,804,428	59,767,825	36,603
1,069	Short	90 Day Euro Dollar	December 2020	258,799,759	258,684,637	115,122
485	Short	U.S. Treasury Long Bonds	December 2018	69,112,951	66,990,625	2,122,326
285	Short	U.S. Treasury 10 Year Ultra Notes	December 2018	36,090,642	35,656,172	434,470

						$(41,775,003)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	102,000	USD	116,094	11/02/2018	$564	$—
	USD	1,198,177	EUR	1,054,000	12/04/2018	—	(1,371)
	USD	2,231,610	RUB	151,385,980	01/30/2019	44,237	—

						44,801	(1,371)

Citibank N.A.	GBP	261,000	USD	340,242	11/02/2018	6,632	—
	USD	2,675,117	MXN	50,556,000	11/14/2018	—	(189,900)
	USD	504,126	COP	1,567,530,300	12/17/2018	—	(18,180)
	USD	534,000	IDR	7,938,337,200	12/19/2018	—	(16,276)

						6,632	(224,356)

Goldman Sachs Bank USA	GBP	5,758,000	USD	7,562,422	11/02/2018	202,545	—
	USD	1,344,142	EUR	1,156,000	11/02/2018	—	(34,798)
	USD	534,000	INR	37,919,874	12/19/2018	—	(25,013)

						202,545	(59,811)

Net Unrealized Appreciation/(Depreciation)						$253,978	$(285,538)

COP — Colombian Peso

EUR — Euro Currency

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

MXN — Mexican Peso

RUB — New Russian Ruble

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank	127,643	05/23/2019	(3 Month USD LIBOR-BBA plus 10 bps)	MSCI EAFE Index	$—	$(9,848,928)
Goldman Sachs	56,883	08/14/2019	(3 Month USD LIBOR-BBA plus 13 bps)	MSCI EAFE Index	—	(1,902)

					$—	$(9,850,830)

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio /Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
EUR	6,600	02/03/2037	2.050%/Annually	6 Month USD EURIBOR-	$(216)	$15,086
				BBA/Semi-annually
JPY	740,000	03/20/2038	6 Month JPY LIBOR-BBA/Semi-annually	0.750%/Semi-annually	99,811	(103,191)
GBP	2,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.040%/Semi-annually	685	(40,272)
GBP	3,500	02/01/2037	6 Month GBP LIBOR-BBA/Semi-annually	2.050%/Semi-annually	—	(58,322)
GBP	14,100	03/20/2029	6 Month GBP LIBOR-BBA/Semi-annually	1.500%/Semi-annually	223,921	(4,825)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA/Quarterly	2.910%/Semi-annually	—	(3,322)
USD	700	12/16/2019	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	(809)	7,943
USD	600	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	29,366	33,766
USD	1,100	12/21/2026	3 Month USD LIBOR-BBA/Quarterly	1.750%/Semi-annually	(21,760)	135,735
USD	23,700	06/21/2027	3 Month USD LIBOR-BBA/Quarterly	1.500%/Semi-annually	1,599,633	1,500,490
USD	2,300	12/20/2027	3 Month USD LIBOR-BBA/Quarterly	2.500%/Semi-annually	(56,262)	190,533
USD	5,400	12/20/2047	3 Month USD LIBOR-BBA/Quarterly	2.750%/Semi-annually	(171,582)	778,608
USD	97,100	06/20/2028	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	5,928,839	1,917,312
USD	7,400	06/20/2028	3 Month USD LIBOR-BBA/Quarterly	2.250%/Semi-annually	474,932	139,856
USD	600	03/23/2048	3 Month USD LIBOR-BBA/Quarterly	2.540%/Semi-annually	—	92,335
USD	5,500	12/19/2048	3 Month USD LIBOR-BBA/Quarterly	3.000%/Semi-annually	349,705	10,558

				Total	$8,456,263	$4,612,290

Centrally Cleared Credit Default Swaps on Credit Indices -- Sell Protection@(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2018(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	1.000	% /Quarterly	6/20/2021	0.3510%	$900	$6,316	$8,534
CDX North American Investment Grade Index	1.000	% /Quarterly	6/20/2023	0.6276%	5,000	69,261	10,184
CDX ITRAXX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.6843%	20,200	363,478	(65,690)

						$439,055	$(46,972)

@	Illiquid security. At October 31, 2018, the aggregate value of these securities was $3,609,806 representing 0.3% of net assets
(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$50,719,903	$1,224,277	$51,944,180
U.S. Corporate Bonds & Notes	—	106,615,043	—	106,615,043
Foreign Corporate Bonds & Notes	—	54,228,419	—	54,228,419
U.S. Government Agencies	—	230,702,655	—	230,702,655
U.S. Government Treasuries	—	314,188,016	—	314,188,016
Foreign Government Obligations	—	7,158,647	—	7,158,647
Municipal Bonds & Notes	—	389,556	—	389,556
Exchange-Traded Put Options — Purchased	5,341,875	—	—	5,341,875
Over the Counter Purchased Call Options on Interest Rate Swap Contracts	—	1,298,264	—	1,298,264
Over the Counter Purchased Put Options on Interest Rate Swap Contracts	—	654,418	—	654,418
Preferred Securities/Capital Securities	—	5,965,668	—	5,965,668
Short-Term Investment Securities	—	6,090,969	—	6,090,969
Repurchase Agreements	—	984,400,000	—	984,400,000

Total Investments at Value	$5,341,875	$1,762,411,558	$1,224,277	$1,768,977,710

Other Financial Instruments:+
Exchange-Traded Put Options on Futures — Written	$2,325	$—	$—	$2,325
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	268,500	—	268,500
Over the Counter Written Put Options on Credit Default Swap Contracts	—	8,774	—	8,774
Futures Contracts	2,752,417	—	—	2,752,417
Forward Foreign Currency Contracts	—	253,978	—	253,978
Centrally Cleared Interest Rate Swap Contracts	—	4,822,222	—	4,822,222
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	18,718	—	18,718

Total Other Financial Instruments	$2,754,742	$5,372,192	$—	$8,126,934

LIABILITIES:
Other Financial Instruments:+
Exchange-Traded Call Options on Futures — Written	$1,706	$—	$—	$1,706
Reverse Repurchase Agreements	—	61,918,113	—	61,918,113
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	27,613	—	27,613
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	50,806	—	50,806
Futures Contracts	44,527,420	—	—	44,527,420
Forward Foreign Currency Contracts	—	285,538	—	285,538
Over the Counter Total Return Swap Contracts	—	9,850,830	—	9,850,830
Centrally Cleared Interest Rate Swap Contracts	—	209,932	—	209,932
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	65,690	—	65,690

Total Other Financial Instruments	$44,529,126	$72,408,522	$—	$116,937,648

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 76.2%
Aerospace/Defense-Equipment — 0.6%
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	$2,024,000	$1,906,406

Airlines — 0.4%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(1)	67,224	67,466
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,365,338	1,368,602

		1,436,068

Applications Software — 0.5%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,478,000	1,489,085

Auto-Heavy Duty Trucks — 1.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,548,139
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,607,000	1,655,210

		3,203,349

Batteries/Battery Systems — 1.0%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*	1,700,000	1,700,000
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,666,000	1,645,175

		3,345,175

Broadcast Services/Program — 0.7%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	2,605,000	2,453,910

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,650,000	1,623,187

Building & Construction-Misc. — 1.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,687,080
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,665,000	1,598,400

		3,285,480

Building-Heavy Construction — 0.8%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	2,571,000	2,574,214

Building-Residential/Commercial — 0.5%
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	1,665,000	1,519,313

Cable/Satellite TV — 3.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,459,000	2,492,811
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,081,907
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	830,000	812,362
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	586,084
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	5,155,000	4,948,800
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,810,000	1,583,750

		11,505,714

Casino Services — 0.6%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026*	2,180,000	2,135,092

Cellular Telecom — 3.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	9,092,000	9,705,710

Chemicals-Fibers — 0.6%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	2,075,000	1,940,125

Chemicals-Specialty — 0.9%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	716,000	692,730
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	2,250,000	2,109,375

		2,802,105

Circuit Boards — 0.7%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	2,410,000	2,349,750

Coal — 0.7%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	2,420,000	2,462,350

Commercial Services-Finance — 0.5%
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	525,000	522,375
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,266,000	1,231,185

		1,753,560

Computer Services — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	3,214,000	2,900,635

Computer Software — 0.5%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,640,000	1,541,600

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,615,000	1,673,542

Computers-Integrated Systems — 1.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,264,000	1,403,680
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	2,190,000	2,179,050

		3,582,730

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,624,522

Containers-Metal/Glass — 0.9%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,295,000	1,385,650
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,673,000	1,622,810

		3,008,460

Containers-Paper/Plastic — 0.8%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*	759,000	716,306
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,125,000	1,944,375

		2,660,681

Cosmetics & Toiletries — 1.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,700,000	1,585,250
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,761,000	1,620,120

		3,205,370

Diagnostic Equipment — 0.3%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	955,000	917,755

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,685,000	1,604,963

Electronic Parts Distribution — 0.8%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,556,000	2,491,596

Energy-Alternate Sources — 0.7%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,273,000	2,250,270

Enterprise Software/Service — 1.0%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	2,367,000	2,443,927
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	927,000	924,683

		3,368,610

Finance-Auto Loans — 0.3%
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,002,000	1,034,565

Finance-Consumer Loans — 2.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	2,329,000	2,189,260
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,175,000	1,113,313
SLM Corp. Senior Notes 5.63% due 08/01/2033	3,076,000	2,501,342
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	2,425,000	2,321,937
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	714,000	676,515

		8,802,367

Finance-Credit Card — 0.7%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	2,400,000	2,441,520

Finance-Investment Banker/Broker — 0.7%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	2,220,000	2,156,175

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,500,000	2,409,375

Food-Retail — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	3,256,000	2,865,280

Gambling (Non-Hotel) — 0.5%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	1,745,000	1,622,850
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)(2)	569,536	10,138

		1,632,988

Hotels/Motels — 0.9%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	1,774,000	1,707,475
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027	1,520,000	1,407,900

		3,115,375

Independent Power Producers — 0.5%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	1,705,000	1,686,884

Insurance-Property/Casualty — 0.5%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,762,162

Internet Connectivity Services — 0.5%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,607,988

Internet Content-Entertainment — 0.5%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,642,000	1,668,847

Investment Companies — 0.5%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	1,621,000	1,643,694

Machinery-Construction & Mining — 0.5%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	1,672,000	1,590,490

Machinery-Thermal Process — 0.6%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	2,116,000	2,126,580

Marine Services — 0.5%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	1,610,000	1,642,200

Medical-Drugs — 0.2%
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	741,000	631,703

Medical-HMO — 0.1%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	301,000	305,515

Medical-Hospitals — 1.5%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	647,000	613,033
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,205,000	1,226,087
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,934,000	2,952,337

		4,791,457

Metal Processors & Fabrication — 0.6%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,957,000	1,937,430

Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,956,000	1,809,300

Metal-Iron — 0.7%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	2,400,000	2,268,000

Multimedia — 0.5%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,727,000	1,623,380

Oil Companies-Exploration & Production — 4.9%
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,705,000	1,692,213
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	1,350,000	1,294,785
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,725,000	1,457,625

Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,563,000	2,418,831
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,610,000	1,758,925
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,647,000	1,662,449
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	1,940,000	1,826,025
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	1,115,000	412,550
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,600,000	1,628,000
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	1,915,000	1,905,425

		16,056,828

Oil Field Machinery & Equipment — 0.5%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,815,000	1,778,700

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	458,000	471,740

Oil-Field Services — 2.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	1,121,000	1,135,013
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,740,000	1,566,000
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	937,000	952,226
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,056,000	1,752,740
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,550,000	1,565,500

		6,971,479

Physicians Practice Management — 0.6%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,891,000	1,888,636

Pipelines — 4.2%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	2,625,000	2,838,281
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	1,925,000	1,905,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,450,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,644,000	1,648,110
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	2,609,000	2,504,640
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	362,000	342,090
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	2,131,000	2,109,690

		13,799,061

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	2,600,000	2,353,000

Publishing-Books — 0.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	1,850,000	1,577,125

Quarrying — 0.6%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	2,525,000	2,007,375

Radio — 0.4%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,365,000	1,334,288

Real Estate Investment Trusts — 5.8%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,954,000	1,905,150
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,640,000	2,498,100
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	1,775,000	1,666,281

GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	830,000	769,659
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,381,313
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	1,860,000	1,655,400
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,064,000	1,029,420
iStar, Inc. Senior Notes 6.00% due 04/01/2022	898,000	898,000
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	2,293,000	2,154,732
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,075,000	1,986,619
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	3,050,000	2,905,125

		18,849,799

Real Estate Management/Services — 1.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,830,000	2,716,800
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	2,665,000	2,411,825

		5,128,625

Real Estate Operations & Development — 0.6%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	1,870,000	1,813,900

Rental Auto/Equipment — 1.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,735,000	1,604,875
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,728,000	1,615,680
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	1,665,000	1,683,298

		4,903,853

Retail-Appliances — 0.7%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,174,000	2,149,542

Retail-Automobile — 0.5%
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	1,725,000	1,625,812

Retail-Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	1,663,000	1,617,267

Retail-Office Supplies — 0.9%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*	3,262,000	2,952,110

Retail-Pawn Shops — 0.4%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,350,000	1,329,750

Retail-Restaurants — 0.6%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,011,000	950,340
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,035,000	1,063,462

		2,013,802

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,675,000	1,595,438

Schools — 0.5%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	1,646,000	1,658,345

Security Services — 0.7%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	2,246,000	2,083,165
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	330,000	339,900

		2,423,065

Steel-Producers — 1.3%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	1,450,000	1,290,500
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	1,429,000	1,371,840
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	1,700,000	1,666,000

		4,328,340

Telecommunication Equipment — 0.3%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	1,114,000	1,116,785

Telephone-Integrated — 1.3%
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	2,365,000	2,412,300
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	2,805,000	1,725,075

		4,137,375

Television — 1.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,905,000	2,028,825
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	1,399,000	1,327,301
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	325,000	311,899

		3,668,025

Vitamins & Nutrition Products — 0.1%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	263,000	266,288

Total U.S. Corporate Bonds & Notes (cost $259,770,460)		249,690,955

FOREIGN CORPORATE BONDS & NOTES — 20.0%
Agricultural Chemicals — 1.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	2,070,000	2,108,812
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	1,544,000	1,582,600

		3,691,412

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	1,765,000	1,592,913

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	2,064,000	1,940,160

Cable/Satellite TV — 2.8%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,580,000	2,425,200
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	544,500
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	3,000,000	2,557,500
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,882,000	2,758,622
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	925,000	900,025

		9,185,847

Cellular Telecom — 0.5%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,760,000	1,676,400

Chemicals-Diversified — 1.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,104,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	1,690,000	1,562,067

		3,666,567

Chemicals-Specialty — 0.5%
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,582,000	1,534,540

Computers-Memory Devices — 0.8%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	2,700,000	2,455,730

Containers-Paper/Plastic — 0.5%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	1,675,000	1,675,000

Finance-Other Services — 0.3%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	810,000	812,025

Food-Meat Products — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	602,000	577,920
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,825,590

		2,403,510

Gambling (Non-Hotel) — 1.0%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	1,554,000	1,573,425

LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*	1,790,000	1,801,635

		3,375,060

Medical-Drugs — 1.0%
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	3,503,000	3,340,986

Metal-Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	916,000	801,500
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,182,000	1,091,872
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	671,000	667,645

		2,561,017

Oil & Gas Drilling — 2.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	1,190,000	1,111,163
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	1,407,000	1,396,447
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	1,700,000	1,704,250
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	2,400,000	2,400,000

		6,611,860

Oil Companies-Exploration & Production — 0.9%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	367,000	354,155
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,531,000	2,619,585

		2,973,740

Oil-Field Services — 0.7%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	2,393,000	2,309,245

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	1,003,000	995,478
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	354,600

		1,350,078

Printing-Commercial — 0.8%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	2,575,000	2,571,781

Satellite Telecom — 2.5%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*	1,695,000	1,671,694
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	3,695,000	3,307,025
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	1,128,000	1,108,260
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,797,000	1,913,805

		8,000,784

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(4)	1,210,000	0

Transport-Equipment & Leasing — 0.5%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,675,000	1,643,594

Total Foreign Corporate Bonds & Notes (cost $68,164,924)		65,372,249

LOANS(6)(7)(8) — 1.5%
Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.5%
RentPath LLC FRS 2nd Lien 11.31% (1 ML + 9.00%) due 12/17/2022	2,913,240	1,696,963

Medical-Nursing Homes — 0.5%
Kindred Healthcare, Inc. FRS 1st Lien 7.31% (1 ML + 5.00%) due 06/19/2025	1,596,491	1,588,509

Retail - Vitamins & Nutrition Supplements — 0.5%
JP Intermediate II LLC FRS BTL Coupon TBD due 10/17/2025	1,660,413	1,660,413

Total Loans (cost $6,092,780)		4,945,885

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(2)(5) (cost $8)	822	683,104

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Food-Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,003,481)	955,000	1,031,400

Total Long-Term Investment Securities (cost $335,031,653)		321,723,593

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(9) (cost $3,027,019)	3,027,019	3,027,019

TOTAL INVESTMENTS (cost $338,058,672)	99.1%	324,750,612
Other assets less liabilities	0.9	2,897,006

NET ASSETS	100.0%	$327,647,618

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $192,053,296 representing 58.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $693,242 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for bankruptcy protection.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$683,104	$831.03	0.21%

(6)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	The rate shown is the 7-day yield as of October 31, 2018.

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

TBD

— Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

Index Legend

1 ML — 1 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$1,368,602	$67,466	$1,436,068
Gambling (Non-Hotel)	—	1,622,850	10,138	1,632,988
Rubber/Plastic Products	—	—	0	0
Other Industries	—	246,621,899	—	246,621,899
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	65,372,249	—	65,372,249
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	4,945,885	—	4,945,885
Common Stocks	—	—	683,104	683,104
Preferred Securities/Capital Securities	—	1,031,400	—	1,031,400
Short-Term Investment Securities	3,027,019	—	—	3,027,019

Total Investments at Value	$3,027,019	$320,962,885	$760,708	$324,750,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS —  October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.8%
Australia — 5.1%
Australia & New Zealand Banking Group, Ltd.	277,912	$5,137,910
Boral, Ltd.	268,939	1,071,017
Challenger, Ltd.	336,950	2,455,688
QBE Insurance Group, Ltd.	292,339	2,347,269
Telstra Corp., Ltd.	589,305	1,288,845
Vicinity Centres	129,648	242,947

		12,543,676

Canada — 5.0%
BCE, Inc.	52,400	2,028,015
Encana Corp.	239,800	2,448,184
Magna International, Inc.	44,312	2,181,519
Suncor Energy, Inc.	169,251	5,677,484

		12,335,202

Finland — 0.9%
Fortum Oyj	100,320	2,112,671

France — 14.5%
AXA SA	180,196	4,510,936
Cie de Saint-Gobain	49,007	1,844,085
Eurazeo SE	37,465	2,738,497
Natixis SA	374,486	2,187,803
Sanofi	82,363	7,361,667
SCOR SE	5,975	276,450
Societe Generale SA	111,559	4,097,877
TOTAL SA	65,122	3,821,958
Veolia Environnement SA	158,812	3,168,412
Vinci SA	67,762	6,050,671

		36,058,356

Germany — 6.4%
Allianz SE	14,411	3,009,250
Bayer AG	31,880	2,447,625
Henkel AG & Co. KGaA (Preference Shares)	15,195	1,661,887
KION Group AG	24,491	1,436,131
Siemens AG	62,688	7,223,633

		15,778,526

Hong Kong — 1.8%
AIA Group, Ltd.	595,000	4,525,582

Ireland — 4.5%
Bank of Ireland Group PLC	270,390	1,917,484
CRH PLC	72,018	2,151,923
Dalata Hotel Group PLC	354,785	2,195,496
Hibernia REIT PLC	812,916	1,279,866
Kerry Group PLC, Class A (ISE)	25,011	2,563,905
Kerry Group PLC, Class A (LSE)	9,593	981,454

		11,090,128

Italy — 0.5%
Telecom Italia SpA (RSP)	2,675,948	1,350,590

Japan — 21.2%
Hoya Corp.	62,000	3,511,355
ITOCHU Corp.	170,500	3,153,493
Japan Airlines Co., Ltd.	91,400	3,248,525
KDDI Corp.	61,100	1,520,412
Kyocera Corp.	22,500	1,218,483
Mitsubishi Corp.	205,300	5,762,537
Mitsui Fudosan Co., Ltd.	112,600	2,530,052
Mizuho Financial Group, Inc.	1,352,700	2,320,500
Nintendo Co., Ltd.	4,300	1,333,011
Nippon Telegraph & Telephone Corp.	100,200	4,208,084
Nissan Motor Co., Ltd.	145,800	1,331,539
NSK, Ltd.	184,500	1,819,678
ORIX Corp.	171,300	2,784,817
Panasonic Corp.	175,700	1,937,225
Sanwa Holdings Corp.	219,700	2,570,270
SCREEN Holdings Co., Ltd.	45,600	2,533,551
Seven & i Holdings Co., Ltd.	53,400	2,310,832
Shiseido Co., Ltd.	24,400	1,534,810
Sumitomo Mitsui Financial Group, Inc.	129,000	5,011,545
Yamaha Motor Co., Ltd.	78,900	1,865,066

		52,505,785

Jersey — 2.0%
Ferguson PLC	39,106	2,638,624
Glencore PLC	580,316	2,362,124

		5,000,748

Netherlands — 5.7%
ING Groep NV	693,953	8,210,119
Koninklijke Ahold Delhaize NV	121,674	2,787,522
Unilever NV CVA	56,137	3,022,291

		14,019,932

Norway — 0.9%
DNB ASA	130,004	2,344,425

Singapore — 0.7%
DBS Group Holdings, Ltd.	108,800	1,846,106

South Korea — 1.6%
Samsung Electronics Co., Ltd.	103,330	3,864,503

Spain — 0.7%
Aena SME SA*	11,351	1,812,524

Sweden — 1.9%
Com Hem Holding AB	166,408	2,595,681
Skandinaviska Enskilda Banken AB, Class A	213,621	2,207,580

		4,803,261

Switzerland — 6.5%
Chubb, Ltd.	28,606	3,573,175
Credit Suisse Group AG	110,242	1,436,766
LafargeHolcim, Ltd.	32,820	1,522,098
Novartis AG	69,718	6,088,207
SIG Combibloc Group AG†	147,495	1,635,237
UBS Group AG	129,214	1,802,982

		16,058,465

Taiwan — 0.4%
Sino-American Silicon Products, Inc.	576,000	1,085,671

United Kingdom — 16.5%
AstraZeneca PLC	72,898	5,568,383
BAE Systems PLC	484,480	3,254,408
Imperial Brands PLC	84,000	2,846,259
Lloyds Banking Group PLC	1,381,415	1,009,937
Prudential PLC	258,246	5,180,415
Quilter PLC*	1,529,318	2,259,763

Rio Tinto PLC	92,728	4,510,761
Royal Dutch Shell PLC, Class A	200,622	6,369,190
Royal Dutch Shell PLC, Class B	113,790	3,704,966
SSE PLC	172,410	2,511,817
Vodafone Group PLC	1,966,503	3,714,286

		40,930,185

Total Long-Term Investment Securities (cost $241,688,109)		240,066,336

SHORT-TERM INVESTMENT SECURITIES — 0.3%
United States Treasury Bills
1.99% due 11/01/2018	$136,000	136,000
2.01% due 11/08/2018	111,000	110,955
2.02% due 11/08/2018	72,000	71,971
2.04% due 11/15/2018	468,000	467,615

Total Short-Term Investment Securities (cost $786,560)		786,541

REPURCHASE AGREEMENTS — 2.6%
Agreement with Bank of America NA, bearing interest at 2.18%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $6,423,389 and collateralized by $6,455,000 of United States Treasury Bonds, bearing interest at 3.38%, due 05/15/2044 and having an approximate value of $6,660,950 (cost $6,423,000)	6,423,000	6,423,000

TOTAL INVESTMENTS (cost $248,897,669)	99.7%	247,275,877
Other assets less liabilities	0.3	625,384

NET ASSETS	100.0%	$247,901,261

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $4,072,287 representing 1.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	3,136,000	USD	2,457,006	01/16/2019	$71,022	$—
	HKD	10,261,300	USD	1,310,161	11/19/2018	822	—
	JPY	147,371,000	USD	1,321,369	11/19/2018	13,740	—
	USD	5,502,069	HKD	43,086,700	11/19/2018	—	(4,221)
	USD	1,311,454	JPY	147,371,000	11/19/2018	—	(3,825)
	USD	2,036,235	GBP	1,563,400	12/19/2018	—	(33,089)
	USD	142,673	CAD	182,600	01/16/2019	—	(3,744)

						85,584	(44,879)

Barclays Bank PLC	AUD	812,800	USD	575,976	01/16/2019	—	(119)
	EUR	389,000	USD	455,678	12/19/2018	13,218	—
	GBP	2,787,600	USD	3,626,969	12/19/2018	55,287	—
	USD	9,258,839	GBP	7,112,500	12/19/2018	—	(145,771)

						68,505	(145,890)

Citibank N.A.	CAD	3,534,100	USD	2,769,044	01/16/2019	80,170	—
	DKK	12,082,900	USD	1,899,827	12/19/2018	57,203	—
	EUR	8,047,500	USD	9,427,284	12/19/2018	273,803	—
	JPY	133,495,400	USD	1,204,572	11/19/2018	20,062	—
	USD	4,648,301	JPY	514,843,500	11/19/2018	—	(80,073)
	USD	2,824,768	DKK	18,228,700	12/19/2018	—	(44,918)
	USD	5,847,721	EUR	5,070,700	12/19/2018	—	(80,146)
	USD	554,115	GBP	427,500	12/19/2018	—	(6,370)
	USD	424,033	CAD	551,400	01/16/2019	—	(4,507)

						431,238	(216,014)

Goldman Sachs International	CAD	826,700	USD	647,633	01/16/2019	18,649	—
	NOK	4,356,300	USD	520,565	12/19/2018	2,658	—
	TWD	32,963,500	USD	1,068,336	11/19/2018	2,378	—
	USD	312,522	TWD	9,660,200	11/19/2018	—	(135)
	USD	435,572	CAD	566,500	01/16/2019	—	(4,557)
	USD	793,704	NZD	1,218,200	01/16/2019	1,909	—

						25,594	(4,692)

HSBC Bank USA N.A.	EUR	2,099,700	USD	2,461,666	12/19/2018	73,401	—

JPMorgan Chase Bank N.A.	AUD	1,566,600	USD	1,109,651	01/16/2019	—	(721)
	CAD	1,721,700	USD	1,348,869	01/16/2019	38,936	—
	CHF	2,659,700	USD	2,719,132	12/19/2018	65,819	—
	EUR	2,797,100	USD	3,203,387	12/19/2018	21,877	—
	KRW	4,245,767,300	USD	3,751,009	11/19/2018	30,093	—
	NZD	3,899,000	USD	2,571,890	01/16/2019	25,431	—
	SEK	9,619,800	USD	1,075,376	12/19/2018	19,406	—
	SGD	3,519,500	USD	2,551,632	11/19/2018	9,884	—
	USD	2,607,418	JPY	289,147,000	11/19/2018	—	(41,804)
	USD	123,642	KRW	140,355,800	11/19/2018	—	(637)
	USD	4,081,968	SGD	5,547,200	11/19/2018	—	(75,834)
	USD	8,934,146	CHF	8,605,200	12/19/2018	—	(349,610)
	USD	1,610,200	EUR	1,386,400	12/19/2018	—	(33,264)
	USD	3,072,009	GBP	2,356,900	12/19/2018	—	(52,172)
	USD	396,896	NOK	3,322,700	12/19/2018	—	(1,870)
	USD	190,264	SEK	1,711,400	12/19/2018	—	(2,403)
	USD	3,048,999	AUD	4,241,000	01/16/2019	—	(43,069)
	USD	2,326,207	NZD	3,570,800	01/16/2019	5,902	—

						217,348	(601,384)

State Street Bank and Trust Co.	CAD	2,434,700	USD	1,906,413	01/16/2019	54,003	—
	JPY	147,371,000	USD	1,311,451	11/19/2018	3,822	—
	USD	4,502,551	JPY	504,586,400	11/19/2018	—	(25,334)
	USD	2,940,686	AUD	4,090,900	01/16/2019	—	(41,144)
	USD	201,377	CAD	262,700	01/16/2019	—	(1,505)
	USD	1,459,298	ILS	5,284,700	01/16/2019	—	(30,185)

						57,825	(98,168)

UBS AG	CAD	3,215,700	USD	2,519,687	01/16/2019	73,063	—

Westpac Banking Corp.	CAD	2,955,200	USD	2,315,824	01/16/2019	67,399	—
	EUR	522,700	USD	612,499	12/19/2018	17,963	—
	USD	320,164	CAD	414,600	01/16/2019	—	(4,721)

						85,362	(4,721)

Net Unrealized Appreciation/(Depreciation)						$1,117,920	$(1,115,748)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

NOK — Norweigian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — New Taiwan Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	8.7%
Medical-Drugs	8.7
Oil Companies-Integrated	7.9
Diversified Banking Institutions	7.2
Insurance-Life/Health	4.9
Insurance-Multi-line	4.4
Import/Export	3.6
Electronic Components-Misc.	2.9
Diversified Manufacturing Operations	2.9
Telephone-Integrated	2.8
Metal-Diversified	2.7
Repurchase Agreements	2.6
Building-Heavy Construction	2.4
Food-Retail	2.1
Cellular Telecom	2.0
Electronic Components-Semiconductors	2.0
Building Products-Cement	1.9
Electric-Integrated	1.9
Cosmetics & Toiletries	1.8
Food-Misc./Diversified	1.4
Aerospace/Defense	1.3
Airlines	1.3
Water	1.3
Tobacco	1.2
Finance-Leasing Companies	1.1
Private Equity	1.1
Distribution/Wholesale	1.1
Building Products-Doors & Windows	1.1
Internet Connectivity Services	1.0
Real Estate Operations & Development	1.0
Oil Companies-Exploration & Production	1.0
Insurance-Property/Casualty	1.0
Investment Management/Advisor Services	0.9
Hotels/Motels	0.9
Auto/Truck Parts & Equipment-Original	0.9
Telecom Services	0.8
Audio/Video Products	0.8
Motorcycle/Motor Scooter	0.8
Building & Construction Products-Misc.	0.7
Metal Processors & Fabrication	0.7
Airport Development/Maintenance	0.7
Soap & Cleaning Preparation	0.7
Machinery-General Industrial	0.7
Real Estate Investment Trusts	0.6
Machinery-Material Handling	0.6
Toys	0.6
Auto-Cars/Light Trucks	0.6
U.S. Government Treasuries	0.3
Insurance-Reinsurance	0.1

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$17,543,614	$222,522,722	**	$—	$240,066,336
Short-Term Investment Securities	—	786,541		—	786,541
Repurchase Agreements	—	6,423,000		—	6,423,000

Total Investments at Value	$17,543,614	$229,732,263		$—	$247,275,877

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,117,920		$—	$1,117,920

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,115,748		$—	$1,115,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+

Other financial instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

ASSET BACKED SECURITIES — 0.6%
United States — 0.6%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(1)(2)	$1,288,617	$1,264,968
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(1)(2)	1,380,546	1,352,449
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(2)	1,121,637	1,093,813

Total Asset Backed Securities (cost $3,843,058)		3,711,230

FOREIGN CORPORATE BONDS & NOTES — 4.4%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,241,012

Canada — 1.1%
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	1,815,000	1,771,009
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	1,890,000	1,771,746
TransCanada PipeLines, Ltd. Senior Notes 5.10% due 03/15/2049	2,733,000	2,724,422

		6,267,177

Chile — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 4.50% due 09/16/2025*	360,000	357,602

France — 0.4%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	2,250,000	2,167,175

Germany — 0.1%
Deutsche Bank AG Senior Notes 3.95% due 02/27/2023	975,000	937,933

Ireland — 0.7%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,708,000	1,691,986
Johnson Controls International PLC Senior Notes 3.75% due 12/01/2021	150,000	150,390
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	250,000	229,616
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	2,225,000	2,137,676

		4,209,668

Netherlands — 0.5%
Cooperatieve Rabobank UA Senior Notes 2.94% due 04/26/2021	1,045,000	1,047,476
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	1,044,000	986,852
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	850,000	792,711

		2,827,039

Spain — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,800,000	1,698,370
Banco Santander SA Senior Notes 3.55% due 04/12/2023	200,000	200,536
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	134,466
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,475,000	1,375,797

		3,409,169

United Kingdom — 0.7%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	325,000	369,248
Barclays PLC Senior Notes 4.95% due 01/10/2047	358,000	319,112
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	930,000	894,672
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	2,480,000	2,412,336

		3,995,368

Total Foreign Corporate Bonds & Notes (cost $26,307,323)		25,412,143

U.S. CORPORATE BONDS & NOTES — 24.4%
United States — 24.4%
AbbVie, Inc. Senior Notes 4.25% due 11/14/2028	833,000	802,968
Allstate Corp. Senior Notes 2.82% due 03/29/2021	250,000	250,172
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,544,000	1,418,328
American Tower Corp. Senior Notes 4.00% due 06/01/2025	1,000,000	971,724

Amgen, Inc. Senior Notes 2.65% due 05/11/2022	500,000	482,406
Amphenol Corp. Senior Notes 3.20% due 04/01/2024	372,000	354,687
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	1,250,000	1,300,544
Analog Devices, Inc. Senior Notes 2.95% due 01/12/2021	612,000	604,540
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	1,565,000	1,506,848
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	333,000	324,688
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.17% due 01/12/2024	445,000	444,755
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,560,000	2,483,303
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028*	1,055,000	1,008,087
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	505,000	450,049
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	1,545,000	1,487,226
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	590,000	570,791
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,260,000	1,201,004
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,463,596
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024*	3,059,000	2,886,559
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,593,000	1,564,854
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	1,050,000	973,321
BB&T Corp Senior Notes 2.85% due 10/26/2024	1,885,000	1,782,943
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	2,280,000	2,178,583
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	1,500,000	1,416,070
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	557,000	472,430
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	1,230,000	1,188,902
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,815,000	1,771,096
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	365,000	369,278
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	573,000	575,441
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	949,369
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	1,550,000	1,482,251
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	2,450,000	2,443,752
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,584,000	1,549,882
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	457,000	444,473
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	661,000	647,267
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	634,009
Compass Bank Senior Notes 3.50% due 06/11/2021	1,500,000	1,487,624
Conagra Brands, Inc. Senior Notes 3.80% due 10/22/2021	1,932,000	1,933,784
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,500,000	1,410,246
Constellation Brands, Inc. Company Guar. Notes 3.20% due 02/15/2023	365,000	353,729

Constellation Brands, Inc. Company Guar. Notes 3.21% due 11/15/2021	1,045,000	1,044,329
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	275,000	265,836
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	2,865,000	2,550,692
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	424,985
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,416,775
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,145,000	2,091,506
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	1,500,000	1,385,236
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	691,022
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	2,812,198
Discover Bank Senior Notes 3.35% due 02/06/2023	500,000	482,882
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	249,371
Dollar Tree, Inc. Senior Notes 3.15% due 04/17/2020	1,210,000	1,210,986
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	500,000	442,419
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	80,000	70,233
Energy Transfer Partners LP Company Guar. Notes 4.05% due 03/15/2025	460,000	440,710
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	1,000,000	882,106
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,576,000	1,490,611
Enterprise Products Operating LLC Company Guar. Notes 4.80% due 02/01/2049	336,000	323,172
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	1,000,000	957,908
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,335,000	3,034,644
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	485,000	480,611
First Republic Bank Sub. Notes 4.63% due 02/13/2047	1,020,000	958,529
Fortive Corp. Senior Notes 2.35% due 06/15/2021	1,020,000	986,321
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	510,000	508,118
General Mills, Inc. Senior Notes 3.46% due 10/17/2023	645,000	645,854
General Motors Co. Senior Notes 5.95% due 04/01/2049	318,000	295,237
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	750,000	720,318
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	1,137,000	1,117,102
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	3,675,000	3,534,270
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,915,000	1,918,975
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,775,000	1,711,909
High Street Funding Trust II Sec. Notes 4.68% due 02/15/2048*	395,000	380,942
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	959,000	981,509
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	725,000	714,867
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	1,242,000	1,218,452
JPMorgan Chase & Co. Senior Notes 3.21% due 04/23/2024	4,020,000	3,982,912

JPMorgan Chase Bank NA Senior Notes 2.60% due 02/01/2021	271,000	268,521
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,650,000	1,592,996
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	810,000	805,652
KeyBank NA Senior Notes 3.38% due 03/07/2023	1,000,000	986,797
Keysight Technologies, Inc. Senior Notes 4.60% due 04/06/2027	801,000	795,152
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,575,000	1,373,373
Kroger Co. Senior Notes 5.15% due 08/01/2043	205,000	196,923
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	2,000,000	1,908,840
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	810,000	806,170
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048*	1,500,000	1,325,292
Martin Marietta Materials, Inc. Senior Notes 2.84% due 12/20/2019	720,000	721,657
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	266,000	248,759
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	2,758,000	2,581,044
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,500,000	1,503,009
Morgan Stanley Senior Notes 3.88% due 01/27/2026	2,960,000	2,861,875
Mosaic Co. Senior Notes 3.25% due 11/15/2022	486,000	471,598
Motorola Solutions, Inc. Senior Notes 4.60% due 02/23/2028	2,374,000	2,288,518
MPLX LP Senior Notes 4.50% due 04/15/2038	2,330,000	2,076,128
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	500,000	469,941
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	487,000	447,408
Newell Rubbermaid, Inc. Senior Notes 3.85% due 04/01/2023	660,000	639,603
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	345,000	316,324
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	500,000	459,886
Norfolk Southern Corp. Senior Notes 3.00% due 04/01/2022	500,000	491,475
Nucor Corp. Senior Notes 4.40% due 05/01/2048	1,465,000	1,370,045
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	490,000	479,572
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	562,400
PNC Bank NA Senior Notes 3.10% due 10/25/2027	790,000	735,104
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,442,653
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,442,200
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	500,000	495,661
Roper Technologies, Inc. Senior Notes 3.65% due 09/15/2023	1,973,000	1,955,335
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,250,000	2,140,944
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	340,000	354,948
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	975,188
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	997,532
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	923,000	888,221
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	274,000	253,288
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	348,000	322,641

SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	1,285,000	1,243,973
Synchrony Financial Senior Notes 3.95% due 12/01/2027	639,000	563,342
Target Corp. Senior Notes 3.63% due 04/15/2046	70,000	60,550
Target Corp. Senior Notes 3.90% due 11/15/2047	820,000	737,661
Texas Instruments, Inc. Senior Notes 4.15% due 05/15/2048	798,000	765,330
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	527,074
Union Pacific Corp. Senior Notes 4.50% due 09/10/2048	375,000	363,284
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	676,000	669,429
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	178,000	172,227
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	750,000	712,500
Ventas Realty LP Company Guar. Notes 4.40% due 01/15/2029	488,000	477,256
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	341,000	329,195
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	3,365,000	3,080,819
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	962,927
Williams Partners LP Senior Notes 4.00% due 09/15/2025	2,120,000	2,048,975
Williams Partners LP Senior Notes 4.85% due 03/01/2048	345,000	315,026
ZB NA Senior Notes 3.50% due 08/27/2021	595,000	591,890

Total U.S. Corporate Bonds & Notes (cost $149,003,799)		142,739,257

U.S. GOVERNMENT TREASURIES — 3.1%
United States — 3.1%
United States Treasury Notes 0.63% due 01/15/2026 TIPS(3) (cost $18,399,728)	18,458,916	17,840,975

COMMON STOCKS — 19.4%
Australia — 0.3%
AGL Energy, Ltd.	7,069	90,448
ASX, Ltd.	1,702	71,263
BHP Billiton, Ltd.	2,685	62,132
carsales.com, Ltd.	7,353	63,681
Cochlear, Ltd.	448	56,591
Computershare, Ltd.	13,571	190,362
IPH, Ltd.	5,963	22,843
IRESS, Ltd.	2,794	21,499
Perseus Mining, Ltd.†	58,058	14,819
Platinum Asset Management, Ltd.	9,303	32,322
Rio Tinto, Ltd.	6,685	362,487
Santos, Ltd.	29,890	140,742
Telstra Corp., Ltd.	108,162	236,557
Woodside Petroleum, Ltd.	20,515	507,320

		1,873,066

Belgium — 0.0%
Ageas	1,589	79,507
Euronav NV	5,947	54,712

		134,219

Bermuda — 0.1%
Athene Holding, Ltd., Class A†	2,400	109,728
Axis Capital Holdings, Ltd.	700	39,053
Essent Group, Ltd.†	1,400	55,188
Everest Re Group, Ltd.	539	117,426
Invesco, Ltd.	19,500	423,345
RenaissanceRe Holdings, Ltd.	300	36,648
Third Point Reinsurance, Ltd.†	4,600	50,876

		832,264

Brazil — 0.0%
AMBEV SA	13,000	57,079
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,500	55,650
Cielo SA	25,800	91,512
Multiplus SA	1,900	12,886

		217,127

Canada — 0.6%
Barrick Gold Corp.	6,300	78,914
BCE, Inc.	5,000	193,513
Bonavista Energy Corp.	19,400	18,421
Canadian National Railway Co.	5,000	427,437
Canadian Natural Resources, Ltd.	9,600	263,399
Cenovus Energy, Inc.	7,900	66,851
Centerra Gold, Inc.†	14,700	57,395
CGI Group, Inc., Class A†	5,222	322,495
CI Financial Corp.	19,600	289,880
Eldorado Gold Corp.†	9,100	6,083
Genworth MI Canada, Inc.	4,879	160,144
Goldcorp, Inc.	5,200	46,966
Husky Energy, Inc.	4,300	60,787
Imperial Oil, Ltd.	14,900	465,409
Linamar Corp.	1,400	57,970

Magna International, Inc.	2,700	132,923
Manulife Financial Corp.	9,900	155,894
Medical Facilities Corp.	3,000	31,950
Norbord, Inc.	3,400	86,701
Precision Drilling Corp.†	27,900	67,395
ShawCor, Ltd.	800	14,512
Surge Energy, Inc.	31,400	48,658
Tahoe Resources, Inc.†	10,700	25,278
Teck Resources, Ltd., Class B	2,645	54,670
Transcontinental, Inc., Class A	8,500	139,918
West Fraser Timber Co., Ltd.	1,700	85,410
Westshore Terminals Investment Corp.	3,800	69,277
Yamana Gold, Inc.	27,500	62,460

		3,490,710

Cayman Islands — 0.1%
AAC Technologies Holdings, Inc.	2,500	19,133
China Conch Venture Holdings, Ltd.	6,500	18,280
CK Asset Holdings, Ltd.	43,000	278,413
Lifestyle International Holdings, Ltd.	33,000	56,928
Sands China, Ltd.	21,200	84,080
Wharf Real Estate Investment Co., Ltd.	16,000	99,376
Xinyi Glass Holdings, Ltd.	40,000	39,428

		595,638

Chile — 0.0%
Enel Americas SA ADR	10,696	84,284
Sociedad Quimica y Minera de Chile SA ADR	1,600	70,096

		154,380

China — 0.0%
Bank of China, Ltd.	209,000	88,833
China Construction Bank Corp.	105,000	83,036
China Petroleum & Chemical Corp.	48,000	38,816

		210,685

Curacao — 0.1%
Schlumberger, Ltd.	6,200	318,122

Denmark — 0.2%
Novo Nordisk A/S, Class B	14,777	638,212
Novozymes A/S, Class B	2,259	111,581
Pandora A/S	2,050	128,226
Spar Nord Bank A/S	3,105	25,770
William Demant Holding A/S†	2,142	70,409

		974,198

Finland — 0.1%
Nokian Renkaat Oyj	4,648	147,463
UPM-Kymmene Oyj	6,628	213,161

		360,624

France — 0.6%
AXA SA	4,763	119,235
BNP Paribas SA	6,624	345,403
Dassault Systemes SE	1,222	152,805
Gaztransport Et Technigaz SA	1,674	123,946
LVMH Moet Hennessy Louis Vuitton SE	1,219	369,304
Metropole Television SA	5,607	108,580
Publicis Groupe SA	7,985	463,203
Sanofi	1,178	105,291
Schneider Electric SE	5,951	431,578
Societe BIC SA	1,485	142,112
Societe Generale SA	5,692	209,083
TOTAL SA	12,075	708,672

		3,279,212

Germany — 0.4%
BASF SE	8,002	616,414
Bayer AG	3,365	258,352
Continental AG	758	125,304
Covestro AG*	4,368	282,424
Deutsche Bank AG	5,765	56,468
ProSiebenSat.1 Media SE	5,375	124,263
SAP SE	5,020	537,994
Schaeffler AG (Preference Shares)	11,711	123,755
Wirecard AG	1,032	193,167

		2,318,141

Guernsey — 0.0%
Amdocs, Ltd.	3,973	251,372

Hong Kong — 0.1%
China Mobile, Ltd.	9,500	88,776
CLP Holdings, Ltd.	12,000	134,435
Dah Sing Financial Holdings, Ltd.	3,200	17,130
Guangdong Investment, Ltd.	56,000	100,098
Hang Lung Properties, Ltd.	19,000	34,387

		374,826

India — 0.0%
Infosys, Ltd. ADR	17,800	168,566

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	372,300	94,115

Ireland — 0.2%
Accenture PLC, Class A	800	126,096
Allegion PLC	3,600	308,628
Eaton Corp. PLC	3,600	258,012
Medtronic PLC	3,000	269,460
Seagate Technology PLC	2,900	116,667

		1,078,863

Isle of Man — 0.0%
Playtech PLC	6,748	41,291

Israel — 0.1%
Bank Hapoalim B.M.	9,672	65,329
Bank Leumi Le-Israel B.M.	29,775	185,576
Check Point Software Technologies, Ltd.†	900	99,900
Ituran Location and Control, Ltd.	1,900	64,828
Phoenix Holdings Ltd.	6,869	37,979
Teva Pharmaceutical Industries, Ltd. ADR	3,700	73,926

		527,538

Italy — 0.2%
ASTM SpA	5,036	99,553
Enel SpA	30,274	148,540
Eni SpA	10,324	183,620
Interpump Group SpA	1,995	57,607
Mediobanca Banca di Credito Finanziario SpA	6,523	57,014
Moncler SpA	4,631	160,647
Recordati SpA	5,385	182,154
UniCredit SpA	11,572	147,927

		1,037,062

Japan — 1.6%
ABC-Mart, Inc.	3,300	193,322
Aica Kogyo Co., Ltd.	1,800	53,884
Astellas Pharma, Inc.	37,000	570,763
Awa Bank, Ltd.	400	10,855
Bank of Kyoto, Ltd.	900	40,407
Bridgestone Corp.	5,200	200,336
Brother Industries, Ltd.	2,500	45,630
Central Japan Railway Co.	2,200	423,695
Chiba Bank, Ltd.	16,000	101,031
Chugai Pharmaceutical Co., Ltd.	1,200	70,328
Daicel Corp.	14,100	148,807
Daiwa House Industry Co., Ltd.	3,900	117,353
Daiwa Securities Group, Inc.	37,800	217,653
en-japan, Inc.	2,100	83,446
Hachijuni Bank, Ltd.	14,000	59,099
Haseko Corp.	5,300	67,090
HORIBA, Ltd.	1,600	74,718
Hoya Corp.	3,400	192,558
Inpex Corp.	8,400	96,897
Isuzu Motors, Ltd.	5,600	73,215
ITOCHU Corp.	13,000	240,442
Japan Exchange Group, Inc.	6,300	112,617
Japan Petroleum Exploration Co., Ltd.	2,400	50,933
Japan Post Bank Co., Ltd.	5,500	64,052
JXTG Holdings, Inc.	13,300	90,181
Kajima Corp.	10,500	134,791
Kakaku.com, Inc.	1,800	32,511
Kaken Pharmaceutical Co., Ltd.	700	35,226
KDDI Corp.	20,000	497,680
Keyence Corp.	100	48,720
KOMEDA Holdings Co., Ltd.	1,900	37,348
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	18,503
Lintec Corp.	800	18,851
Maeda Road Construction Co., Ltd.	3,500	63,536
Mazda Motor Corp.	5,300	57,315
Mitsubishi Chemical Holdings Corp.	20,200	156,944
Mitsubishi Gas Chemical Co., Inc.	1,500	25,132
Mitsubishi UFJ Financial Group, Inc.	9,500	57,499
Mitsui Sugar Co., Ltd.	2,700	72,562
Mixi, Inc.	3,500	76,182
Mizuho Financial Group, Inc.	94,700	162,454
Nikon Corp.	7,700	133,566
Nippon Telegraph & Telephone Corp.	10,200	428,368
Nitto Denko Corp.	4,100	255,580
Nomura Holdings, Inc.	32,600	153,776
Nomura Real Estate Holdings, Inc.	1,400	26,195
Nomura Research Institute, Ltd.	2,100	93,486
NTT DOCOMO, Inc.	26,200	658,816
OBIC Co., Ltd.	600	55,242
Oracle Corp. Japan	1,000	67,636
Sakai Moving Service Co., Ltd.	400	20,752
Seven Bank, Ltd.	36,800	114,884
Shin-Etsu Chemical Co., Ltd.	3,800	317,339
Shinsei Bank, Ltd.	4,600	69,859
Shizuoka Bank, Ltd.	12,700	111,050
SMC Corp.	700	222,663
Stanley Electric Co., Ltd.	4,500	132,811
Subaru Corp.	6,300	169,923
Sumitomo Chemical Co., Ltd.	13,000	64,858
Sumitomo Mitsui Financial Group, Inc.	5,400	209,786
Sumitomo Seika Chemicals Co., Ltd.	400	19,866
Suzuki Motor Corp.	1,800	89,808
Taiheiyo Cement Corp.	800	23,559
Taisei Corp.	1,500	64,017
Teikoku Piston Ring Co., Ltd.	2,100	50,960
Toagosei Co., Ltd.	4,400	45,068
Tocalo Co., Ltd.	5,400	46,651
Tosoh Corp.	3,700	48,715
Toyo Ink SC Holdings Co., Ltd.	800	18,563
Toyota Boshoku Corp.	5,600	93,225
Toyota Tsusho Corp.	1,400	50,456
Trend Micro, Inc.	900	51,759
TS Tech Co., Ltd.	1,100	31,528
Ube Industries, Ltd.	2,600	56,564
Ulvac Inc.	1,700	55,079
Unicharm Corp.	9,500	257,788
Unipres Corp.	2,000	35,743
USS Co., Ltd.	4,400	79,197
Wakita & Co., Ltd.	7,800	83,859
Yamaha Motor Co., Ltd.	1,700	40,185
Yuasa Trading Co., Ltd.	600	19,623
Zeon Corp.	11,300	110,176

		9,573,545

Jersey — 0.1%
Centamin PLC	38,089	48,412
Delphi Technologies PLC	2,600	55,744
WPP PLC	16,296	184,919

		289,075

Luxembourg — 0.0%
APERAM SA	541	18,419
RTL Group SA	1,400	89,859
Subsea 7 SA	1,981	24,959

		133,237

Malaysia — 0.0%
Petronas Chemicals Group Bhd	41,700	93,240

Marshall Islands — 0.0%
International Seaways, Inc.†	3,400	73,134

Mexico — 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV	21,500	112,606
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,000	82,880

		195,486

Netherlands — 0.2%
Intertrust NV*	1,370	22,107
Koninklijke Vopak NV	834	37,763
Mylan NV†	4,400	137,500
NN Group NV	4,244	182,523
Unilever NV CVA	10,174	547,745

		927,638

Norway — 0.1%
Salmar ASA	2,626	138,275
Telenor ASA	12,998	238,059
TGS NOPEC Geophysical Co. ASA	1,472	48,974

		425,308

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	1,382	33,218

Portugal — 0.1%
Galp Energia SGPS SA	22,164	386,389

Russia — 0.0%
Novatek PJSC GDR	416	70,512

Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	2,300	50,339
Singapore Exchange, Ltd.	16,400	81,090
Singapore Telecommunications, Ltd.	268,800	610,447
UOL Group, Ltd.	13,000	56,520

		798,396

South Africa — 0.1%
MMI Holdings, Ltd.†	23,718	28,664
Tiger Brands, Ltd.	5,325	94,989
Truworths International, Ltd.	12,741	69,695
Vodacom Group, Ltd.	10,568	88,961

		282,309

South Korea — 0.1%
Hankook Tire Co., Ltd.	1,687	61,382
Samsung Electronics Co., Ltd.	3,676	137,481
SK Hynix, Inc.	1,076	64,794
SK Innovation Co., Ltd.	537	100,984
SK Telecom Co., Ltd.	1,048	246,335

		610,976

Spain — 0.2%
Aena SME SA*	2,283	364,549
Bolsas y Mercados Espanoles	1,955	57,847
Mapfre SA	32,093	95,936
Mediaset Espana Comunicacion SA	18,016	122,528
Red Electrica Corp. SA	12,273	254,187
Repsol SA	14,995	268,629
Zardoya Otis SA	21,558	147,678

		1,311,354

Sweden — 0.2%
Assa Abloy AB, Class B	12,307	245,336
Atlas Copco AB, Class A	11,450	283,050
Epiroc AB, Class A†	11,450	100,428
Sandvik AB	8,337	131,849
SKF AB, Class B	25,985	416,909
Tethys Oil AB	4,264	41,043

		1,218,615

Switzerland — 1.0%
Flughafen Zurich AG	1,403	276,878
Garmin, Ltd.	5,300	350,648
Nestle SA	14,774	1,246,018
Novartis AG	13,501	1,178,991
Oriflame Holding AG	1,337	31,569
Roche Holding AG	4,375	1,061,585
Sonova Holding AG	1,055	172,077
TE Connectivity, Ltd.	6,400	482,688
UBS Group AG	34,548	482,064
Zurich Insurance Group AG	1,032	320,219

		5,602,737

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,400	129,540

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	22,140

United Kingdom — 1.5%
Acacia Mining PLC†	28,833	56,471
Anglo American PLC	5,748	122,930
Antofagasta PLC	4,870	48,798
Barclays PLC	118,416	260,468
Barratt Developments PLC	9,558	62,704
Berkeley Group Holdings PLC	2,420	108,209
BHP Billiton PLC	13,821	276,105
British American Tobacco PLC	14,414	625,478
Burberry Group PLC	5,697	131,790
Close Brothers Group PLC	4,270	80,293
Diageo PLC	5,342	184,765
Dialog Semiconductor PLC†	4,119	108,736
EMIS Group PLC	3,080	35,609
Ferrexpo PLC	11,963	31,919
GlaxoSmithKline PLC	40,615	785,369
Greggs PLC	4,654	68,995
Halma PLC	7,229	122,565
HSBC Holdings PLC	18,611	153,322
IG Group Holdings PLC	13,669	105,604
IMI PLC	14,992	190,315
Imperial Brands PLC	7,324	248,167
Intertek Group PLC	2,710	162,246
Legal & General Group PLC	192,149	617,166
Next PLC	2,041	135,725
Noble Corp. PLC†	11,100	55,722
Persimmon PLC	3,407	99,821
Prudential PLC	5,449	109,307
RELX PLC ADR	15,553	307,879
Rio Tinto PLC	12,867	625,916
Royal Bank of Scotland Group PLC	84,951	256,462
Royal Dutch Shell PLC, Class A	1,745	55,399
Royal Dutch Shell PLC, Class A (TRQX)	12,392	395,888

Royal Dutch Shell PLC, Class B	9,759	317,750
Royal Mail PLC	11,032	50,567
RWS Holdings PLC	4,190	25,569
Sage Group PLC	39,273	273,304
Smith & Nephew PLC	8,433	137,145
Smiths Group PLC	7,938	141,679
Spectris PLC	7,408	202,891
Standard Chartered PLC	25,853	181,475
Tullow Oil PLC†	24,992	71,996
Unilever PLC	9,306	492,786
Victrex PLC	6,277	212,571

		8,737,876

United States — 11.0%
3M Co.	3,200	608,832
AbbVie, Inc.	10,500	817,425
Adobe, Inc.†	1,660	407,962
Affiliated Managers Group, Inc.	2,900	329,614
Aflac, Inc.	14,700	633,129
Air Products & Chemicals, Inc.	1,100	169,785
Allison Transmission Holdings, Inc.	3,644	160,628
Alphabet, Inc., Class A†	1,050	1,145,109
Alphabet, Inc., Class C†	1,050	1,130,608
Altria Group, Inc.	12,300	799,992
Amazon.com, Inc.†	972	1,553,266
AMC Networks, Inc., Class A†	2,100	123,018
American National Insurance Co.	323	39,807
AMETEK, Inc.	1,300	87,204
Amgen, Inc.	4,700	906,113
Amphenol Corp., Class A	1,700	152,150
ANSYS, Inc.†	800	119,640
Antero Resources Corp.†	2,100	33,369
Apple, Inc.	14,800	3,239,128
Applied Materials, Inc.	3,800	124,944
Argonaut Gold, Inc.†	10,300	10,093
AT&T, Inc.	13,793	423,169
Automatic Data Processing, Inc.	2,200	316,976
AutoZone, Inc.†	200	146,694
Bank of America Corp.	42,800	1,177,000
Bed Bath & Beyond, Inc.	3,900	53,586
Berkshire Hathaway, Inc., Class B†	1,000	205,280
Biogen, Inc.†	1,600	486,832
Booking Holdings, Inc.†	100	187,458
BorgWarner, Inc.	4,300	169,463
Brinker International, Inc.	800	34,680
Bristol-Myers Squibb Co.	7,900	399,266
Broadridge Financial Solutions, Inc.	1,300	152,022
Buckle, Inc.	4,400	89,760
Capital One Financial Corp.	3,000	267,900
CARBO Ceramics, Inc.†	2,700	13,041
Caterpillar, Inc.	500	60,660
CBL & Associates Properties, Inc.	12,300	40,590
Celanese Corp.	3,000	290,820
Cerner Corp.†	2,400	137,472
Chemed Corp.	100	30,433
Chevron Corp.	8,400	937,860
Cigna Corp.	2,300	491,763
Cisco Systems, Inc.	23,400	1,070,550
Citigroup, Inc.	8,700	569,502
Clorox Co.	1,600	237,520
CNA Financial Corp.	1,000	43,370
Coca-Cola Co.	6,100	292,068
Cognizant Technology Solutions Corp., Class A	4,200	289,926
Colgate-Palmolive Co.	6,400	381,120
Comcast Corp., Class A	13,000	495,820
Contango Oil & Gas Co.†	1,700	8,585
Cummins, Inc.	3,600	492,084
Curtiss-Wright Corp.	600	65,676
CVS Health Corp.	5,600	405,384
Deluxe Corp.	3,000	141,630
Diamond Offshore Drilling, Inc.†	4,900	69,482
Discover Financial Services	2,900	202,043
Discovery, Inc., Class A†	4,000	129,560
Dover Corp.	1,200	99,408
Dril-Quip, Inc.†	1,000	42,560
eBay, Inc.†	16,800	487,704
Eli Lilly & Co.	6,300	683,172
Energizer Holdings, Inc.	1,937	113,837
Ennis, Inc.	1,000	19,360
Express Scripts Holding Co.†	3,400	329,698
Exxon Mobil Corp.	18,300	1,458,144
Facebook, Inc., Class A†	7,000	1,062,530
FactSet Research Systems, Inc.	1,100	246,136
Fair Isaac Corp.†	600	115,626
Federated Investors, Inc., Class B	6,037	148,933
Fifth Third Bancorp	19,000	512,810
Fiserv, Inc.†	3,700	293,410
FleetCor Technologies, Inc.†	778	155,623
Foot Locker, Inc.	1,100	51,854
Fortive Corp.	2,900	215,325
Franklin Resources, Inc.	15,800	481,900
GameStop Corp., Class A	5,300	77,380
Generac Holdings, Inc.†	1,800	91,314
General Dynamics Corp.	2,000	345,160
Gentex Corp.	11,287	237,591
Gilead Sciences, Inc.	7,300	497,714
Goldman Sachs Group, Inc.	1,900	428,203
Graco, Inc.	4,200	170,646
Gray Television, Inc.†	3,100	53,661
H&R Block, Inc.	5,900	156,586
Hershey Co.	4,000	428,600
Hewlett Packard Enterprise Co.	5,500	83,875
HollyFrontier Corp.	600	40,464
Home Depot, Inc.	2,100	369,348
Honeywell International, Inc.	2,100	304,122
Hubbell, Inc.	2,000	203,400
IDEX Corp.	1,800	228,276
IDEXX Laboratories, Inc.†	500	106,060
Illinois Tool Works, Inc.	4,000	510,280
Ingredion, Inc.	1,000	101,180
Intel Corp.	26,000	1,218,880
International Flavors & Fragrances, Inc.	1,000	144,660
Intuit, Inc.	1,500	316,500
Johnson & Johnson	10,300	1,441,897
JPMorgan Chase & Co.	11,000	1,199,220
Kellogg Co.	4,700	307,756
KeyCorp	16,800	305,088

Kimberly-Clark Corp.	5,000	521,500
KLA-Tencor Corp.	1,700	155,618
Lam Research Corp.	1,100	155,903
Las Vegas Sands Corp.	5,600	285,768
Lear Corp.	1,200	159,480
Leggett & Platt, Inc.	1,100	39,941
Lincoln National Corp.	3,500	210,665
Lockheed Martin Corp.	300	88,155
Louisiana-Pacific Corp.	6,000	130,620
Lowe’s Cos., Inc.	3,000	285,660
Mastercard, Inc., Class A	3,400	672,078
Maxim Integrated Products, Inc.	2,700	135,054
McDonald’s Corp.	300	53,070
McKesson Corp.	1,200	149,712
MEDNAX, Inc.†	3,300	136,257
Merck & Co., Inc.	15,700	1,155,677
Michaels Cos., Inc.†	1,900	30,115
Micron Technology, Inc.†	4,300	162,196
Microsoft Corp.	22,800	2,435,268
MKS Instruments, Inc.	1,400	103,166
Morgan Stanley	1,900	86,754
Mosaic Co.	2,600	80,444
MSC Industrial Direct Co., Inc., Class A	1,900	154,014
National Western Life Group, Inc., Class A	100	26,928
Natural Health Trends Corp.	900	20,466
NetApp, Inc.	2,700	211,923
NIKE, Inc., Class B	1,800	135,072
Norfolk Southern Corp.	3,200	537,056
NVIDIA Corp.	600	126,498
Omnicom Group, Inc.	2,300	170,936
ON Semiconductor Corp.†	4,000	68,000
Oracle Corp.	19,800	967,032
Packaging Corp. of America	5,300	486,593
Park Hotels & Resorts, Inc.	3,000	87,210
Parker-Hannifin Corp.	200	30,326
Parsley Energy, Inc., Class A†	3,000	70,260
Paychex, Inc.	3,700	242,313
PepsiCo, Inc.	5,900	663,042
Pfizer, Inc.	28,100	1,209,986
Philip Morris International, Inc.	7,400	651,718
Principal Financial Group, Inc.	6,227	293,105
Procter & Gamble Co.	10,167	901,610
QUALCOMM, Inc.	7,100	446,519
Raytheon Co.	1,400	245,056
Resideo Technologies, Inc.†	350	7,367
ResMed, Inc.	2,500	264,800
Rockwell Automation, Inc.	1,700	280,041
Ross Stores, Inc.	2,000	198,000
Sally Beauty Holdings, Inc.†	5,843	104,064
Snap-on, Inc.	2,000	307,880
Sonoco Products Co.	960	52,397
State Street Corp.	1,300	89,375
Stryker Corp.	1,700	275,774
Synchrony Financial	6,100	176,168
Texas Instruments, Inc.	4,600	427,018
Thermo Fisher Scientific, Inc.	300	70,095
Thor Industries, Inc.	2,700	188,028
Tiffany & Co.	1,000	111,300
TJX Cos., Inc.	1,100	120,868
Toro Co.	3,500	197,155
Total System Services, Inc.	1,200	109,380
Tupperware Brands Corp.	1,800	63,180
United Therapeutics Corp.†	300	33,258
UnitedHealth Group, Inc.	2,600	679,510
Unum Group	8,600	311,836
Valero Energy Corp.	800	72,872
Varian Medical Systems, Inc.†	3,300	393,921
Verisk Analytics, Inc.†	1,300	155,792
Verizon Communications, Inc.	17,600	1,004,784
Viacom, Inc., Class B	3,100	99,138
Visa, Inc., Class A	7,400	1,020,090
VMware, Inc., Class A†	1,300	183,807
Walgreens Boots Alliance, Inc.	3,300	263,241
Walt Disney Co.	7,100	815,293
Waters Corp.†	1,200	227,628
Wells Fargo & Co.	18,600	990,078
Western Digital Corp.	4,300	185,201
Whiting Petroleum Corp.†	2,300	85,790
Xilinx, Inc.	2,400	204,888

		64,233,533

Total Common Stocks (cost $118,101,397)		113,480,277

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Canada — 0.2%
Bank of Nova Scotia 4.65% due 10/12/2022(4)	430,000	396,116
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	860,160

		1,256,276

Mexico — 0.2%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(4)	1,140,000	1,127,232

Netherlands — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(4)	1,230,000	1,286,580

United States — 1.1%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	548,000	488,672
General Electric Co. Series D 5.00% due 01/21/2021(4)	715,000	662,269
General Motors Financial Co., Inc. Series A 5.75% due 09/30/2027(4)	251,000	226,020
M&T Bank Corp. Series F 5.13% due 11/01/2026(4)	617,000	605,431
MetLife, Inc. 6.40% due 12/15/2036	485,000	502,945

Progressive Corp. Series B 5.38% due 03/15/2023(4)	1,420,000	1,395,150
Prudential Financial, Inc. 4.50% due 09/15/2047	1,714,000	1,559,740
Voya Financial, Inc. Company Guar. Notes 4.70% due 01/23/2048*	633,000	544,380

		5,984,607

Total Preferred Securities/Capital Securities (cost $10,181,284)		9,654,695

EXCHANGE-TRADED FUNDS — 6.8%
iShares Core S&P 500 ETF	103,028	28,101,917
SPDR Bloomberg Barclays Convertible Securities ETF	227,532	11,431,208

Total Exchange-Traded Funds (cost $41,247,819)		39,533,125

OPTIONS - PURCHASED — 0.2%
Exchange-Traded Put Options – Purchased(8) (cost $1,066,718)	1,005	1,360,577

Total Long-Term Investment Securities (cost $368,151,126)		353,732,279

Short-Term Investment Securities — 35.4%
SHORT-TERM INVESTMENT SECURITIES — 35.4%
State Street Institutional Liquid Reserves Fund, Premier Class 2.32%(7) (cost $206,605,815)	206,594,803	206,594,803

TOTAL INVESTMENTS (cost $574,756,941)	96.0%	560,327,082
Other assets less liabilities	4.0	23,417,484

NET ASSETS	100.0%	$583,744,566

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $29,316,331 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Principal amount of security is adjusted for inflation.
(4)	Perpetual maturity – maturity date reflects the next call date.
(7)	The rate shown is the 7-day yield as of October 31, 2018.
(8)	Options - Purchased

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	November 2018	$2,410	229	$62,098,846	$245,030	$66,982	$(178,048)
S&P 500 Index	November 2018	2,460	44	11,931,656	21,287	19,580	(1,707)
S&P 500 Index	December 2018	2,495	345	93,555,030	279,910	727,950	448,040
S&P 500 Index	January 2019	2,350	317	85,962,158	495,725	537,315	41,590
S&P 500 Index	November 2018	2,280	70	18,982,180	24,766	8,750	(16,016)

					$1,066,718	$1,360,577	$293,859

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depositary Receipt

TIPS — Treasury Inflation Protected Securities

TRQX — Turquoise Stock Exchange

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML – 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
87	Long	SPI 200 Index	December 2018	$8,839,621	$8,948,915	$109,294
59	Long	S&P/Toronto Stock Exchange 60 Index	December 2018	8,340,869	8,015,162	(325,707)
173	Long	Canada 10 Year Bonds	December 2018	17,607,712	17,366,364	(241,348)
729	Long	Euro Stoxx 50 Index	December 2018	27,473,444	26,348,082	(1,125,362)
35	Long	DAX Index	December 2018	12,005,428	11,342,490	(662,938)
127	Long	Topix Index	December 2018	18,864,538	18,396,316	(468,222)
74	Long	FTSE 100 Index	December 2018	6,882,630	6,719,161	(163,469)
1,043	Long	S&P 500 E-Mini Index	December 2018	148,859,606	141,383,865	(7,475,741)
27	Long	U.S. Treasury 5 Year Notes	December 2018	3,030,202	3,034,336	4,134
229	Long	U.S. Treasury 10 Year Notes	December 2018	27,437,464	27,122,188	(315,276)
104	Long	U.S. Treasury 2 Year Notes	December 2018	21,960,313	21,908,250	(52,063)
130	Long	XAV Health Care	December 2018	12,313,865	11,577,800	(736,065)
97	Short	Euro-Bund	December 2018	17,658,493	17,607,299	51,194
111	Short	Long GILT	December 2018	17,328,507	17,367,559	(39,052)
668	Short	OMXS30 Index	November 2018	11,285,044	11,143,690	141,354
10	Short	U.S. Treasury Long Bonds	December 2018	1,389,544	1,381,250	8,294
57	Short	U.S. Treasury Ultra Bonds	December 2018	9,062,000	8,505,469	556,531

						$(10,734,442)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	11,035,947	JPY	1,412,077,000	11/29/2018	$12,365	$—
	SGD	16,473,000	USD	11,949,816	11/29/2018	50,741	—

						63,106	—

Citibank N.A.	EUR	10,529,505	GBP	9,314,000	11/29/2018	—	(32,166)

Morgan Stanley And Co. International PLC	BRL	11,474,000	USD	3,037,459	11/05/2018	—	(45,707)
	USD	3,086,317	BRL	11,474,000	11/05/2018	—	(3,151)
	USD	6,546,695	AUD	9,254,352	11/29/2018	8,641	—
	USD	416,775	GBP	322,579	11/29/2018	—	(3,978)

						8,641	(52,836)

UBS AG London	BRL	11,474,000	USD	3,086,317	11/05/2018	3,151	—
	USD	2,813,220	BRL	11,474,000	11/05/2018	269,945	—
	USD	8,679,656	CAD	11,322,577	11/29/2018	—	(74,815)
	USD	1,537,335	CHF	1,530,000	11/29/2018	—	(14,603)
	USD	33,147,986	EUR	28,984,000	11/29/2018	—	(250,862)
	USD	19,602,324	JPY	2,197,318,534	11/29/2018	—	(91,646)
	USD	352,915	SEK	3,200,000	11/29/2018	—	(2,483)
	ZAR	3,921,500	USD	270,920	11/14/2018	5,483	—

						278,579	(434,409)

Net Unrealized Appreciation/(Depreciation)						$350,326	$(519,411)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — British Pound Sterling

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Total Return Swap Contracts

						Value
Counterparty	Notional Amount (000’s)		Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received (Paid) by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	EUR	5,349	12/17/2018	(1 Month USD EURIBOR-BBA)	EURO STOXX Bank Net Return Index EUR	$(737,728)
Merrill Lynch	EUR	5,349	12/17/2018	1 Month USD EURIBOR-BBA	(1 Month USD LIBOR-BBA)	(737,728)
Merrill Lynch	EUR	7,795	12/17/2018	1 Month USD EURIBOR-BBA	(1 Month USD LIBOR-BBA)	(1,166,501)

						$(2,641,958)

Industry Allocation*
Registered Investment Companies	35.4%
Exchange-Traded Funds	6.8
Diversified Banking Institutions	5.0
Banks-Commercial	4.1
United States Treasury Notes	3.1
Medical-Drugs	3.0
Pipelines	2.6
Oil Companies-Exploration & Production	2.1
Real Estate Investment Trusts	1.8
Telephone-Integrated	1.8
Oil Companies-Integrated	1.5
Cable/Satellite TV	1.2
Banks-Super Regional	1.1
Insurance-Life/Health	1.1
Transport-Rail	1.0
Computers	0.9
Tobacco	0.9
Food-Misc./Diversified	0.9
Applications Software	0.9
Diversified Financial Services	0.6
Medical Products	0.6
Pharmacy Services	0.6
Cosmetics & Toiletries	0.6
Finance-Credit Card	0.5
Semiconductor Components-Integrated Circuits	0.5
Chemicals-Diversified	0.5
Medical-Biomedical/Gene	0.5
Electric-Integrated	0.5
Electronic Components-Semiconductors	0.4
Diversified Manufacturing Operations	0.4
Retail-Restaurants	0.4
Gold Mining	0.4
Beverages-Non-alcoholic	0.4
Wireless Equipment	0.4
Web Portals/ISP	0.4
Chemicals-Specialty	0.4
E-Commerce/Products	0.4
Electric-Distribution	0.4
Investment Management/Advisor Services	0.4
Machinery-General Industrial	0.3
Electronic Measurement Instruments	0.3
Insurance-Multi-line	0.3
Retail-Discount	0.3
Building Products-Cement	0.3
Advanced Materials	0.3
Insurance-Property/Casualty	0.3
Beverages-Wine/Spirits	0.3
Enterprise Software/Service	0.3
Auto-Cars/Light Trucks	0.3
Cellular Telecom	0.3
Aerospace/Defense	0.3
Telecom Services	0.3
Electronic Components-Misc.	0.3
Oil Refining & Marketing	0.2
Food-Retail	0.2
Steel-Producers	0.2
Options Purchased	0.2
Commercial Services-Finance	0.2
Medical-HMO	0.2
Multimedia	0.2
Food-Baking	0.2
Home Decoration Products	0.2
Networking Products	0.2
Internet Content-Entertainment	0.2
Containers-Paper/Plastic	0.2
Electronic Connectors	0.2
Metal-Diversified	0.2
Brewery	0.2
Data Processing/Management	0.2
Retail-Building Products	0.2
Industrial Automated/Robotic	0.2
Coatings/Paint	0.1
Computer Services	0.1
Aerospace/Defense-Equipment	0.1
Airport Development/Maintenance	0.1
Finance-Other Services	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Retail-Apparel/Shoe	0.1
Power Converter/Supply Equipment	0.1
Commercial Services	0.1
Oil & Gas Drilling	0.1
Electronic Security Devices	0.1
Agricultural Chemicals	0.1
Rubber-Tires	0.1
Diversified Minerals	0.1
Real Estate Operations & Development	0.1
Engines-Internal Combustion	0.1
Advertising Services	0.1
Metal Processors & Fabrication	0.1
Finance-Investment Banker/Broker	0.1
Machinery-Construction & Mining	0.1
Food-Confectionery	0.1
Electronic Forms	0.1
Oil-Field Services	0.1
Computers-Integrated Systems	0.1
Casino Hotels	0.1
Textile-Apparel	0.1
Non-Ferrous Metals	0.1
Advertising Agencies	0.1
Tools-Hand Held	0.1
Instruments-Controls	0.1
Import/Export	0.1
Medical Instruments	0.1
Respiratory Products	0.1
Retail-Drug Store	0.1
Retail-Jewelry	0.1
Paper & Related Products	0.1

96.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$3,711,230		$—	$3,711,230
Foreign Corporate Bonds & Notes	—	25,412,143		—	25,412,143
U.S. Corporate Bonds & Notes	—	142,739,257		—	142,739,257
U.S. Government Treasuries	—	17,840,975		—	17,840,975
Common Stocks	72,589,278	40,890,999	**	—	113,480,277
Preferred Securities/Capital Securities	—	9,654,695		—	9,654,695
Exchange-Traded Funds	39,533,125	—		—	39,533,125
Options-Purchased	1,360,577	—		—	1,360,577
Short-Term Investment Securities	206,594,803	—		—	206,594,803

Total Investments at Value	$320,077,783	$240,249,299		$—	$560,327,082

Other Financial Instruments:†
Futures Contracts	$620,153	$250,648	**	$—	$870,801
Forward Foreign Currency Contracts	—	350,326		—	350,326

Total Other Financial Instruments	$620,153	$600,974		$—	$1,221,127

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,859,545	$2,745,698	**	$—	$11,605,243
Forward Foreign Currency Contracts	—	519,411		—	519,411
Over the Counter Total Return Swap Contracts	—	2,641,958		—	2,641,958

Total Other Financial Instruments	$8,859,545	$5,907,067		$—	$14,766,612

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 86.6%
Advanced Materials — 0.0%
Haynes International, Inc.	1,168	$33,825

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	5,256	12,982
Telaria, Inc.†	4,130	12,101

		25,083

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	475	13,148
Clear Channel Outdoor Holdings, Inc., Class A	3,488	20,300

		33,448

Advertising Services — 0.2%
Fluent, Inc.†	3,066	7,420
Trade Desk, Inc., Class A†	3,062	378,310

		385,730

Aerospace/Defense — 0.5%
AeroVironment, Inc.†	1,996	179,580
Cubic Corp.	2,382	156,283
Esterline Technologies Corp.†	2,462	288,940
Kratos Defense & Security Solutions, Inc.†	8,288	103,849
MSA Safety, Inc.	3,209	335,148
National Presto Industries, Inc.	467	58,221

		1,122,021

Aerospace/Defense-Equipment — 0.6%
AAR Corp.	3,058	145,500
Aerojet Rocketdyne Holdings, Inc.†	6,575	232,229
Astronics Corp.†	1,990	58,028
Astronics Corp., Class B†	299	8,686
Barnes Group, Inc.	4,497	254,530
Ducommun, Inc.†	1,001	37,197
Kaman Corp.	2,599	165,089
Moog, Inc., Class A	3,021	216,153
Triumph Group, Inc.	4,587	83,713

		1,201,125

Agricultural Biotech — 0.0%
Calyxt, Inc.†	559	6,730
Marrone Bio Innovations, Inc.†	5,132	7,698

		14,428

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	8,988	35,503
Agricultural Operations — 0.1%
Alico, Inc.	310	10,261
Andersons, Inc.	2,560	92,160
Cadiz, Inc.†	2,128	23,663
Limoneira Co.	1,398	34,461
Tejon Ranch Co.†	1,979	37,601

		198,146

Airlines — 0.4%
Allegiant Travel Co.	1,214	138,566
Hawaiian Holdings, Inc.	4,743	164,155
Mesa Air Group, Inc.†	915	13,222
SkyWest, Inc.	4,794	274,648
Spirit Airlines, Inc.†	6,458	335,170

		925,761

Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	1,575	140,144
Superior Group of Cos., Inc.	852	14,816

		154,960

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	605	14,048
iRobot Corp.†	2,512	221,483

		235,531

Applications Software — 0.7%
Appfolio, Inc., Class A†	1,427	81,482
Avalara, Inc.†	819	27,453
Brightcove, Inc.†	3,343	26,811
Ebix, Inc.	2,265	129,807
Five9, Inc.†	5,397	212,426
HubSpot, Inc.†	3,411	462,702
Immersion Corp.†	2,439	24,415
MINDBODY, Inc., Class A†	4,101	130,576
New Relic, Inc.†	4,171	372,262
Park City Group, Inc.†	1,253	10,813
PDF Solutions, Inc.†	2,605	20,840
Telenav, Inc.†	2,913	12,409
Upland Software, Inc.†	1,480	46,679

		1,558,675

Athletic Equipment — 0.1%
Clarus Corp.	1,968	19,286
Fox Factory Holding Corp.†	3,396	182,467
Nautilus, Inc.†	2,812	34,391
Vista Outdoor, Inc.†	5,371	67,138

		303,282

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	3,508	147,336

Audio/Video Products — 0.1%
Daktronics, Inc.	3,383	24,730
Roku, Inc.†	4,078	226,737
Sonos, Inc.†	1,509	19,179
Universal Electronics, Inc.†	1,268	39,650

		310,296

Auto Repair Centers — 0.1%
Monro, Inc.	2,997	222,977

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,372	25,533
Navistar International Corp.†	4,630	155,059
REV Group, Inc.	2,819	30,755

		211,347

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,321	80,347

Auto/Truck Parts & Equipment-Original — 0.7%
Altra Industrial Motion Corp.	5,649	182,293
American Axle & Manufacturing Holdings, Inc.†	10,487	159,088
Cooper-Standard Holdings, Inc.†	1,667	154,447
Dana, Inc.	13,765	214,321
Gentherm, Inc.†	3,458	150,907

Meritor, Inc.†	7,800	132,522
Methode Electronics, Inc.	3,391	100,374
Miller Industries, Inc.	1,039	25,113
Modine Manufacturing Co.†	4,661	60,640
Spartan Motors, Inc.	3,210	21,603
Superior Industries International, Inc.	2,312	22,727
Tenneco, Inc.	4,787	164,816
Titan International, Inc.	4,728	33,380
Tower International, Inc.	1,865	55,372

		1,477,603

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	2,846	19,040
Douglas Dynamics, Inc.	2,089	90,642
Motorcar Parts of America, Inc.†	1,790	37,912
Standard Motor Products, Inc.	1,999	108,166

		255,760

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,259	106,864

Banks-Commercial — 8.1%
1st Constitution Bancorp	691	13,972
1st Source Corp.	1,477	68,813
Access National Corp.	1,432	37,189
ACNB Corp.	642	25,744
Allegiance Bancshares, Inc.†	1,108	42,891
American National Bankshares, Inc.	777	28,042
Ameris Bancorp	3,988	171,045
Ames National Corp.	810	22,267
Arrow Financial Corp.	1,149	40,376
Atlantic Capital Bancshares, Inc.†	2,400	36,168
Auburn National Bancorporation, Inc.	223	8,982
BancFirst Corp.	1,697	97,374
Bancorp, Inc.†	4,743	49,802
BancorpSouth Bank	8,863	254,368
Bank of Commerce Holdings	1,460	17,432
Bank of Marin Bancorp	640	54,394
Bank of N.T. Butterfield & Son, Ltd.	5,138	207,010
Bank of Princeton	544	15,368
Bankwell Financial Group, Inc.	581	17,616
Banner Corp.	3,016	174,385
Bar Harbor Bankshares	1,434	36,667
Baycom Corp.†	963	23,295
BCB Bancorp, Inc.	1,274	15,849
Blue Hills Bancorp, Inc.	2,164	50,226
BOK Financial Corp.	619	53,067
Bridge Bancorp, Inc.	1,561	46,362
Bridgewater Bancshares, Inc.†	463	5,139
Bryn Mawr Bank Corp.	1,876	74,927
Business First Bancshares	1,003	26,449
Byline Bancorp, Inc.†	1,534	33,748
C&F Financial Corp.	312	15,148
Cadence BanCorp	6,807	150,162
Cambridge Bancorp	348	29,754
Camden National Corp.	1,448	58,716
Capital City Bank Group, Inc.	1,075	25,478
Capstar Financial Holdings, Inc.	742	10,967
Carolina Financial Corp.	1,977	65,419
Cass Information Systems, Inc.	1,125	74,363
Cathay General Bancorp	7,279	274,200
CB Financial Services, Inc.	439	12,173
CBTX, Inc.	1,754	58,285
CenterState Bank Corp.	8,625	212,002
Central Pacific Financial Corp.	2,705	73,143
Central Valley Community Bancorp	1,084	21,940
Century Bancorp, Inc., Class A	270	20,282
Chemical Financial Corp.	6,713	314,571
Chemung Financial Corp.	308	13,389
Citizens & Northern Corp.	1,116	28,101
City Holding Co.	1,413	104,251
Civista Bancshares, Inc.	1,295	29,992
CNB Financial Corp.	1,366	34,970
Coastal Financial Corp.†	600	9,798
Codorus Valley Bancorp, Inc.	857	22,491
Columbia Banking System, Inc.	6,881	255,216
Community Bank System, Inc.	4,726	275,951
Community Financial Corp.	455	13,718
Community Trust Bancorp, Inc.	1,459	66,399
ConnectOne Bancorp, Inc.	2,843	58,935
County Bancorp, Inc.	482	10,033
Customers Bancorp, Inc.†	2,760	56,552
CVB Financial Corp.	10,531	230,102
Eagle Bancorp, Inc.†	3,002	147,608
Enterprise Bancorp, Inc.	907	29,369
Enterprise Financial Services Corp.	2,141	93,026
Equity Bancshares, Inc., Class A†	1,258	45,401
Esquire Financial Holdings, Inc.†	562	13,477
Evans Bancorp, Inc.	439	19,316
Farmers & Merchants Bancorp, Inc.	841	34,187
Farmers National Banc Corp.	2,384	31,230
FB Financial Corp.	1,539	56,143
FCB Financial Holdings, Inc., Class A†	3,992	156,207
Fidelity D&D Bancorp, Inc.	262	17,206
Fidelity Southern Corp.	2,063	47,903
Financial Institutions, Inc.	1,445	41,255
First Bancorp, Inc./Maine	956	27,303
First Bancorp, Inc./North Carolina	2,753	101,558
First BanCorp./Puerto Rico†	20,116	185,671
First Bancshares, Inc.	1,166	42,023
First Bank	1,535	18,236
First Busey Corp.	4,114	114,863
First Business Financial Services, Inc.	780	16,325
First Choice Bancorp	844	18,990
First Commonwealth Financial Corp.	9,395	126,832
First Community Bancshares, Inc.	1,520	52,486
First Community Corp.	674	14,727
First Financial Bancorp	8,987	235,190
First Financial Bankshares, Inc.	6,116	360,783
First Financial Corp.	1,121	51,409
First Foundation, Inc.†	3,584	58,097
First Guaranty Bancshares, Inc.	453	10,351
First Internet Bancorp	919	23,683
First Interstate BancSystem, Inc., Class A	3,095	128,319
First Merchants Corp.	4,647	193,362
First Mid-Illinois Bancshares, Inc.	1,194	44,512

First Midwest Bancorp, Inc.	9,641	221,357
First Northwest Bancorp†	897	13,096
First of Long Island Corp.	2,309	46,665
First United Corp.	644	11,592
Franklin Financial Network, Inc.†	1,203	40,782
Fulton Financial Corp.	16,219	259,666
German American Bancorp, Inc.	1,979	62,754
Glacier Bancorp, Inc.	7,992	338,861
Great Southern Bancorp, Inc.	1,039	56,262
Great Western Bancorp, Inc.	5,575	204,324
Green Bancorp, Inc.	2,491	46,084
Guaranty Bancorp	2,413	62,786
Guaranty Bancshares, Inc.	724	21,590
Hancock Holding Co.†	8,011	336,142
Hanmi Financial Corp.	3,003	63,003
HarborOne Bancorp, Inc.†	1,366	24,861
Heartland Financial USA, Inc.	2,764	146,879
Heritage Commerce Corp.	3,759	54,543
Heritage Financial Corp.	3,441	112,590
Hilltop Holdings, Inc.	6,772	134,763
Home BancShares, Inc.	14,995	285,505
Hope Bancorp, Inc.	11,719	169,691
Horizon Bancorp	3,484	58,392
Howard Bancorp, Inc.†	1,230	19,569
IBERIABANK Corp.	5,224	389,136
Independent Bank Corp./Massachusetts	2,560	200,832
Independent Bank Corp./Michigan	2,068	45,765
International Bancshares Corp.	5,204	201,395
Investar Holding Corp.	835	21,785
Kearny Financial Corp.	9,132	118,168
Lakeland Bancorp, Inc.	4,235	69,750
Lakeland Financial Corp.	2,297	98,840
LCNB Corp.	846	14,374
LegacyTexas Financial Group, Inc.	4,477	172,499
Level One Bancorp, Inc.	131	3,559
Live Oak Bancshares, Inc.	2,395	44,068
Luther Burbank Corp.	1,918	18,547
Macatawa Bank Corp.	2,448	26,561
MB Financial, Inc.	7,815	346,908
MBT Financial Corp.	1,683	19,203
Mercantile Bank Corp.	1,528	48,529
Merchants Bancorp	1,516	34,868
Meta Financial Group, Inc.	2,628	66,331
Metropolitan Bank Holding Corp.†	613	22,595
Mid Penn Bancorp, Inc.	443	11,855
Middlefield Banc Corp.	287	13,323
Midland States Bancorp, Inc.	1,984	53,508
MidSouth Bancorp, Inc.	1,407	18,685
MidWestOne Financial Group, Inc.	1,049	30,222
MVB Financial Corp.	792	14,509
National Bankshares, Inc.	636	27,462
National Commerce Corp.†	1,677	62,217
NBT Bancorp, Inc.	4,010	146,325
Nicolet Bankshares, Inc.†	783	41,812
Northeast Bancorp	693	13,035
Northrim BanCorp, Inc.	638	24,263
Norwood Financial Corp.	541	20,558
Oak Valley Bancorp	653	11,852
OFG Bancorp	4,075	69,642
Ohio Valley Banc Corp.	386	13,487
Old Line Bancshares, Inc.	1,474	44,132
Old National Bancorp	14,221	253,845
Old Second Bancorp, Inc.	2,732	38,849
OP Bancorp†	1,189	12,342
Opus Bank	1,855	35,226
Origin Bancorp, Inc.	1,643	61,366
Orrstown Financial Services, Inc.	700	14,182
Pacific City Financial Corp.	1,116	18,269
Pacific Mercantile Bancorp†	1,462	12,091
Park National Corp.	1,292	118,089
PCSB Financial Corp.	1,560	29,203
Peapack Gladstone Financial Corp.	1,723	46,504
Penns Woods Bancorp, Inc.	430	17,415
People’s Utah Bancorp	1,447	48,489
Peoples Bancorp of North Carolina, Inc.	436	12,138
Peoples Bancorp, Inc.	1,663	56,924
Peoples Financial Services Corp.	649	27,654
Preferred Bank	1,311	67,399
Premier Financial Bancorp, Inc.	1,114	19,762
Provident Bancorp, Inc.†	406	10,162
QCR Holdings, Inc.	1,230	44,809
RBB Bancorp	1,306	28,183
Reliant Bancorp, Inc.	951	22,824
Renasant Corp.	4,536	158,216
Republic Bancorp, Inc., Class A	903	40,518
Republic First Bancorp, Inc.†	4,139	27,938
S&T Bancorp, Inc.	3,240	129,956
Sandy Spring Bancorp, Inc.	3,260	115,893
SB One Bancorp	673	16,239
Seacoast Banking Corp. of Florida†	4,326	113,817
Select Bancorp, Inc.†	1,058	13,035
ServisFirst Bancshares, Inc.	4,378	157,520
Shore Bancshares, Inc.	1,185	19,102
Sierra Bancorp	1,327	36,134
Simmons First National Corp., Class A	8,517	228,085
SmartFinancial, Inc.†	1,070	21,764
South State Corp.	3,439	232,717
Southern First Bancshares, Inc.†	646	23,198
Southern National Bancorp of Virginia, Inc.	1,839	27,787
Southside Bancshares, Inc.	3,126	99,032
Spirit of Texas Bancshares, Inc.†	196	4,091
State Bank Financial Corp.	3,549	90,748
Sterling Bancorp, Inc.	2,059	21,311
Stock Yards Bancorp, Inc.	2,027	64,276
Summit Financial Group, Inc.	1,030	21,733
Tompkins Financial Corp.	1,387	101,431
Towne Bank	6,202	174,462
TriCo Bancshares	2,402	86,520
TriState Capital Holdings, Inc.†	2,308	58,208
Triumph Bancorp, Inc.†	2,257	80,936
TrustCo Bank Corp.	8,809	65,979
Trustmark Corp.	6,344	195,395
UMB Financial Corp.	4,266	272,384
Union Bankshares Corp.	6,163	210,405
United Bankshares, Inc.	9,407	312,030
United Community Banks, Inc.	7,380	183,541
United Security Bancshares	1,235	13,239

Unity Bancorp, Inc.	727	15,391
Univest Corp. of Pennsylvania	2,714	67,741
Valley National Bancorp	30,373	303,123
Veritex Holdings, Inc.†	2,187	51,526
Washington Trust Bancorp, Inc.	1,416	72,712
WesBanco, Inc.	4,918	197,212
West Bancorporation, Inc.	1,494	32,853
Westamerica Bancorporation	2,425	141,159
Western New England Bancorp, Inc.	2,533	25,431

		17,625,386

Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	7,841	105,853
Parke Bancorp, Inc.	651	12,851
Union Bankshares, Inc.	366	17,367

		136,071

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,604	109,264

Banks-Regional — 0.0%
Amalgamated Bank, Class A†	923	17,906

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	1,988	115,125
National Bank Holdings Corp., Class A	2,706	91,355

		206,480

Batteries/Battery Systems — 0.1%
EnerSys	3,964	315,415

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	2,150	8,579
Coca-Cola Bottling Co. Consolidated	443	76,475
National Beverage Corp.†	1,107	102,342
Primo Water Corp.†	3,085	51,427

		238,823

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,245	88,607

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	791	243,067
Craft Brew Alliance, Inc.†	1,198	21,971

		265,038

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	1,704	22,953
MSG Networks, Inc., Class A†	5,568	142,262

		165,215

Building & Construction Products-Misc. — 0.6%
American Woodmark Corp.†	1,329	80,325
Armstrong Flooring, Inc.†	2,001	31,115
Builders FirstSource, Inc.†	10,635	131,661
Caesarstone, Ltd.	2,157	34,059
Forterra, Inc.†	1,776	8,010
Gibraltar Industries, Inc.†	3,004	107,063
Louisiana-Pacific Corp.	13,511	294,134
NCI Building Systems, Inc.†	4,011	49,135
Patrick Industries, Inc.†	2,242	97,549
Quanex Building Products Corp.	3,284	48,669
Summit Materials, Inc., Class A†	10,552	142,452
Trex Co., Inc.†	5,563	341,012

		1,365,184

Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	3,448	184,399
EMCOR Group, Inc.	5,470	388,260
IES Holdings, Inc.†	784	13,908
MYR Group, Inc.†	1,515	50,586
NV5 Global, Inc.†	883	68,936
TopBuild Corp.†	3,337	152,234
Willscot Corp.†	3,357	49,818

		908,141

Building Products-Air & Heating — 0.1%
AAON, Inc.	3,883	133,925

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	3,498	97,279
US Concrete, Inc.†	1,514	49,417

		146,696

Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	2,605	94,041
Griffon Corp.	3,256	39,463
JELD-WEN Holding, Inc.†	6,505	105,771
Masonite International Corp.†	2,577	142,740
PGT Innovations, Inc.†	4,666	94,533

		476,548

Building Products-Wood — 0.2%
Boise Cascade Co.	3,658	112,630
Simpson Manufacturing Co., Inc.	3,900	222,612
Universal Forest Products, Inc.	5,642	159,499

		494,741

Building-Heavy Construction — 0.4%
Aegion Corp.†	3,018	58,428
Dycom Industries, Inc.†	2,842	192,915
Granite Construction, Inc.	4,137	189,144
MasTec, Inc.†	6,103	265,542
Orion Group Holdings, Inc.†	2,647	12,494
Primoris Services Corp.	3,934	83,283
Sterling Construction Co., Inc.†	2,509	28,502
Tutor Perini Corp.†	3,521	54,575

		884,883

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,227	191,480
Brightview Holdings, Inc.†	2,326	34,239

		225,719

Building-Mobile Home/Manufactured Housing — 0.2%
Cavco Industries, Inc.†	805	161,491
LCI Industries	2,299	159,436
Skyline Champion Corp.	2,716	64,722
Winnebago Industries, Inc.	2,911	80,227

		465,876

Building-Residential/Commercial — 0.5%
Beazer Homes USA, Inc.†	2,958	26,060
Century Communities, Inc.†	2,462	52,244
Green Brick Partners, Inc.†	2,308	21,695
Hovnanian Enterprises, Inc., Class A†	11,413	16,663

Installed Building Products, Inc.†	2,068	62,991
KB Home	8,085	161,457
LGI Homes, Inc.†	1,740	74,455
M/I Homes, Inc.†	2,606	62,987
MDC Holdings, Inc.	4,266	119,875
Meritage Homes Corp.†	3,647	135,851
New Home Co., Inc.†	1,218	8,684
Taylor Morrison Home Corp., Class A†	11,010	182,108
TRI Pointe Group, Inc.†	14,246	169,527
William Lyon Homes, Class A†	3,005	40,748

		1,135,345

Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,787	27,145

Capacitors — 0.1%
KEMET Corp.†	5,309	115,630

Casino Hotels — 0.1%
Boyd Gaming Corp.	7,750	205,840
Century Casinos, Inc.†	2,542	15,862

		221,702

Casino Services — 0.2%
Eldorado Resorts, Inc.†	6,196	226,154
Scientific Games Corp.†	5,172	115,129

		341,283

Cellular Telecom — 0.3%
8x8, Inc.†	8,656	148,797
ATN International, Inc.	983	83,054
Liberty Latin America, Ltd., Class A†	4,089	73,520
Liberty Latin America, Ltd., Class C†	10,699	192,689
NII Holdings, Inc.†	8,356	51,974

		550,034

Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	2,890	80,169

Codexis, Inc.†	4,790	74,580
Innophos Holdings, Inc.	1,832	53,678
Innospec, Inc.	2,280	152,578
Koppers Holdings, Inc.†	1,938	51,841
Quaker Chemical Corp.	1,230	221,277

		634,123

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	4,767	59,015

Chemicals-Other — 0.0%
American Vanguard Corp.	2,741	44,130

Chemicals-Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	1,986	2,890
Landec Corp.†	2,551	34,923
PolyOne Corp.	7,516	242,842

		280,655

Chemicals-Specialty — 1.1%
AgroFresh Solutions, Inc.†	2,967	16,942
Balchem Corp.	3,018	282,636
Ferro Corp.†	7,934	134,402
GCP Applied Technologies, Inc.†	6,767	175,739
H.B. Fuller Co.	4,766	211,896
Hawkins, Inc.	911	30,664
Ingevity Corp.†	3,989	363,318
KMG Chemicals, Inc.	1,383	103,753
Kraton Corp.†	2,917	80,334
Minerals Technologies, Inc.	3,330	182,317
Oil-Dri Corp. of America	472	14,599
OMNOVA Solutions, Inc.†	4,120	30,447
PQ Group Holdings, Inc.†	3,443	55,260
Rogers Corp.†	1,727	212,525
Sensient Technologies Corp.	4,003	259,635
Stepan Co.	1,908	157,582
Tronox, Ltd., Class A	8,810	100,874
Valhi, Inc.	2,377	4,944

		2,417,867

Circuit Boards — 0.1%
Park Electrochemical Corp.	1,810	31,965
TTM Technologies, Inc.†	8,828	103,287

		135,252

Coal — 0.4%
Advanced Emissions Solutions, Inc.	1,739	17,216
Arch Coal, Inc., Class A	1,714	164,373
Cloud Peak Energy, Inc.†	6,969	11,917
CONSOL Energy, Inc.†	2,643	105,297
Hallador Energy Co.	1,562	10,247
NACCO Industries, Inc., Class A	354	12,227
Peabody Energy Corp.	7,371	261,302
Ramaco Resources, Inc.†	563	4,194
SunCoke Energy, Inc.†	6,115	68,488
Warrior Met Coal, Inc.	4,064	113,792

		769,053

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,133	29,926

Coffee — 0.0%
Farmer Bros. Co.†	944	22,760

Commercial Services — 0.6%
Acacia Research Corp.†	4,555	14,940
Care.com, Inc.†	1,851	32,578
Emerald Expositions Events, Inc.	2,334	34,123
Forrester Research, Inc.	965	38,870
Healthcare Services Group, Inc.	6,972	282,993
HMS Holdings Corp.†	7,797	224,709
Medifast, Inc.	1,100	232,848
National Research Corp.	1,038	39,496
Nutrisystem, Inc.	2,776	98,715
PFSweb, Inc.†	1,430	10,139
ServiceSource International, Inc.†	7,279	9,681
SP Plus Corp.†	2,130	68,075
Team, Inc.†	2,784	55,402
Weight Watchers International, Inc.†	3,627	239,745

		1,382,314

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	3,734	101,415
CBIZ, Inc.†	4,856	107,706
Everi Holdings, Inc.†	6,138	44,194
EVERTEC, Inc.	5,735	149,569
Evo Payments, Inc., Class A†	1,529	36,298
Green Dot Corp., Class A†	4,547	344,390
I3 Verticals, Inc., Class A†	727	15,623
MoneyGram International, Inc.†	2,906	12,321
PRGX Global, Inc.†	1,972	16,920
Travelport Worldwide, Ltd.	11,811	176,693

		1,005,129

Communications Software — 0.1%
Avaya Holdings Corp.†	9,853	161,786
Digi International, Inc.†	2,527	29,313

		191,099

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	2,847	108,585

Computer Data Security — 0.3%
Carbon Black, Inc.†	783	12,896
ForeScout Technologies, Inc.†	2,826	77,828
OneSpan, Inc.†	2,966	43,526
Qualys, Inc.†	3,173	226,044
Rapid7, Inc.†	3,437	124,557
Tenable Holdings, Inc.†	1,185	33,749
Varonis Systems, Inc.†	2,656	162,202

		680,802

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	3,899	68,349

Computer Services — 1.1%
CACI International, Inc., Class A†	2,312	412,600
Carbonite, Inc.†	2,953	101,022
ConvergeOne Holdings, Inc.	2,495	23,253
Engility Holdings, Inc.†	1,708	52,999
ExlService Holdings, Inc.†	3,141	201,338
Information Services Group, Inc.†	3,213	13,205
Insight Enterprises, Inc.†	3,306	170,887
KeyW Holding Corp.†	4,578	35,846
MAXIMUS, Inc.	6,011	390,535
Perspecta, Inc.	13,521	331,129
Presidio, Inc.	2,985	39,999
Rimini Street, Inc.†	920	6,578
Science Applications International Corp.	3,988	277,206
Sykes Enterprises, Inc.†	3,721	114,123
TTEC Holdings, Inc.	1,332	33,194
Unisys Corp.†	4,749	87,429
Virtusa Corp.†	2,675	132,653

		2,423,996

Computer Software — 0.7%
Avid Technology, Inc.†	2,586	13,706
Box, Inc., Class A†	11,614	209,052
Cision, Ltd.†	5,069	74,971
Cloudera, Inc.†	9,727	133,844
Cornerstone OnDemand, Inc.†	5,118	252,061
Envestnet, Inc.†	4,157	216,247
j2 Global, Inc.	4,409	321,152
Remark Holdings, Inc.†	2,422	5,498
SecureWorks Corp., Class A†	807	13,307
SendGrid, Inc.†	2,720	98,790
Simulations Plus, Inc.	1,082	21,867
TiVo Corp.	11,364	125,004
Veritone, Inc.†	757	5,223
Yext, Inc.†	7,640	146,841

		1,637,563

Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	1,459	23,738
Cray, Inc.†	3,804	86,313
Diebold Nixdorf, Inc.	7,177	27,990
Maxwell Technologies, Inc.†	3,854	11,331
Mercury Systems, Inc.†	4,422	207,215
MTS Systems Corp.	1,681	79,595
NetScout Systems, Inc.†	7,316	184,802
PAR Technology Corp.†	1,071	18,957
USA Technologies, Inc.†	5,361	31,094

		671,035

Computers-Other — 0.3%
3D Systems Corp.†	10,274	124,110
Lumentum Holdings, Inc.†	5,900	322,435
PlayAGS, Inc.†	2,066	50,100
Stratasys, Ltd.†	4,767	90,859
Wesco Aircraft Holdings, Inc.†	5,099	51,908

		639,412

Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	4,192	127,647
Mitek Systems, Inc.†	3,078	28,225

		155,872

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	2,803	97,292

Consulting Services — 0.4%
CRA International, Inc.	740	31,191
Franklin Covey Co.†	920	20,553
FTI Consulting, Inc.†	3,575	247,068
Hackett Group, Inc.	2,267	46,406
Huron Consulting Group, Inc.†	2,080	113,339
ICF International, Inc.	1,702	125,335
Kelly Services, Inc., Class A	2,943	69,131
Navigant Consulting, Inc.	4,220	91,152
Vectrus, Inc.†	1,049	28,113

		772,288

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co.†	978	31,765
Central Garden & Pet Co., Class A†	3,810	112,967
Helen of Troy, Ltd.†	2,492	309,307
Rosetta Stone, Inc.†	1,855	38,565
WD-40 Co.	1,285	214,698

		707,302

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,407	113,851
Greif, Inc., Class B	525	26,964

		140,815

Containers-Paper/Plastic — 0.2%
KapStone Paper and Packaging Corp.	8,265	289,275
Multi-Color Corp.	1,305	69,374
UFP Technologies, Inc.†	623	21,506

		380,155

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	2,096	22,239
Edgewell Personal Care Co.†	5,078	243,642
Inter Parfums, Inc.	1,638	96,626
Revlon, Inc., Class A†	766	16,086

		378,593

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,005	27,088

Data Processing/Management — 0.3%
Amber Road, Inc.†	2,203	19,607
Bottomline Technologies, Inc.†	3,786	252,299
CommVault Systems, Inc.†	3,699	215,356
CSG Systems International, Inc.	3,127	109,757

		597,019

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	7,717	174,250

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	2,453	36,648
BioTelemetry, Inc.†	3,054	177,437
GenMark Diagnostics, Inc.†	4,879	26,005
Genomic Health, Inc.†	1,972	141,412
OPKO Health, Inc.†	30,265	102,296
Oxford Immunotec Global PLC†	2,387	36,784
Quanterix Corp.†	795	13,920
Repligen Corp.†	3,678	199,421

		733,923

Diagnostic Kits — 0.2%
Celcuity, Inc.†	546	15,315
Meridian Bioscience, Inc.	3,909	63,365
OraSure Technologies, Inc.†	5,662	78,702
Quidel Corp.†	3,217	207,046

		364,428

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,231	23,746

Direct Marketing — 0.0%
Quotient Technology, Inc.†	7,504	96,576

Disposable Medical Products — 0.2%
CONMED Corp.	2,373	160,012
Merit Medical Systems, Inc.†	5,016	286,514
Utah Medical Products, Inc.	324	28,246

		474,772

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	2,774	182,224
BlueLinx Holdings, Inc.†	838	19,735
Core-Mark Holding Co., Inc.	4,295	164,971
Dorman Products, Inc.†	2,528	199,737
EnviroStar, Inc.	353	14,667
Essendant, Inc.	3,510	44,717
Fossil Group, Inc.†	4,294	93,223
G-III Apparel Group, Ltd.†	4,092	163,107
H&E Equipment Services, Inc.	2,994	72,125
Nexeo Solutions, Inc.†	3,085	32,238
ScanSource, Inc.†	2,371	92,185
SiteOne Landscape Supply, Inc.†	3,759	255,762
Systemax, Inc.	1,150	37,157
Titan Machinery, Inc.†	1,773	25,265
Triton International, Ltd.	4,921	158,309
Veritiv Corp.†	1,082	36,074

		1,591,496

Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	5,736	136,803
Chase Corp.	682	73,547
EnPro Industries, Inc.	1,949	121,228
Fabrinet†	3,392	146,941
Federal Signal Corp.	5,591	122,946
GP Strategies Corp.†	1,167	17,050
Harsco Corp.†	7,573	208,030
LSB Industries, Inc.†	2,031	15,436
Lydall, Inc.†	1,592	47,553
NL Industries, Inc.†	786	4,166
Standex International Corp.	1,198	97,182
Synalloy Corp.	778	14,385
Tredegar Corp.	2,435	45,291

		1,050,558

Diversified Minerals — 0.0%
United States Lime & Minerals, Inc.	188	14,102

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	1,915	91,709

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	13,583	40,613
Assertio Therapeutics, Inc.†	5,538	26,887
Heron Therapeutics, Inc.†	6,486	180,052
Revance Therapeutics, Inc.†	3,087	67,204
Senseonics Holdings, Inc.†	8,017	29,743

		344,499

E-Commerce/Products — 0.3%
1-800-flowers.com, Inc., Class A†	2,524	26,376
Etsy, Inc.†	11,244	478,095
Lands’ End, Inc.†	988	16,114
Overstock.com, Inc.†	1,950	39,234

		559,819

E-Commerce/Services — 0.7%
Cargurus, Inc.†	4,708	209,129
Cars.com, Inc.†	6,619	172,822
ChannelAdvisor Corp.†	2,441	28,267
Groupon, Inc.†	41,500	135,705
Leaf Group, Ltd.†	1,555	13,606

Liberty Expedia Holdings, Inc., Class A†	5,127	222,614
Shutterfly, Inc.†	3,108	155,400
Shutterstock, Inc.	1,770	72,358
Stamps.com, Inc.†	1,654	334,389
Travelzoo, Inc.†	444	3,406
TrueCar, Inc.†	8,703	99,040

		1,446,736

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	559	11,828
Liquidity Services, Inc.†	2,455	14,583
New Media Investment Group, Inc.	5,612	78,849
QuinStreet, Inc.†	3,517	55,920

		161,180

E-Services/Consulting — 0.0%
Perficient, Inc.†	3,213	80,389

Educational Software — 0.1%
Instructure, Inc.†	2,990	111,647

Electric Products-Misc. — 0.1%
Graham Corp.	902	22,198
nLight, Inc.†	655	11,685
Novanta, Inc.†	3,081	179,345

		213,228

Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,085	8,094
Unitil Corp.	1,370	65,089

		73,183

Electric-Generation — 0.1%
Atlantic Power Corp.†	10,333	22,732
Ormat Technologies, Inc.	3,746	191,683

		214,415

Electric-Integrated — 1.4%
ALLETE, Inc.	4,849	358,826
Ameresco, Inc., Class A†	1,780	29,139
Avista Corp.	6,170	317,261
Black Hills Corp.	5,042	299,999
El Paso Electric Co.	3,812	217,475
IDACORP, Inc.	4,751	443,078
MGE Energy, Inc.	3,286	205,309
NorthWestern Corp.	4,757	279,521
Otter Tail Corp.	3,708	167,120
PNM Resources, Inc.	7,491	287,729
Portland General Electric Co.	8,419	379,529

		2,984,986

Electronic Components-Misc. — 0.6%
Applied Optoelectronics, Inc.†	1,766	34,667
Atkore International Group, Inc.†	3,672	70,723
AVX Corp.	4,391	73,242
Bel Fuse, Inc., Class B	907	19,954
Benchmark Electronics, Inc.	4,404	96,139
Comtech Telecommunications Corp.	2,164	60,419
IntriCon Corp.†	678	28,395
Kimball Electronics, Inc.†	2,437	44,841
Knowles Corp.†	8,222	133,032
NVE Corp.	449	38,030
OSI Systems, Inc.†	1,581	109,342
Plexus Corp.†	3,008	175,667
Sanmina Corp.†	6,379	161,389
Sparton Corp.†	903	11,179
Vishay Intertechnology, Inc.	12,471	228,219
Vishay Precision Group, Inc.†	972	31,541
ZAGG, Inc.†	2,572	31,147

		1,347,926

Electronic Components-Semiconductors — 0.9%
Adesto Technologies Corp.†	2,322	9,265
Alpha & Omega Semiconductor, Ltd.†	1,867	17,307
Amkor Technology, Inc.†	9,631	68,862
AXT, Inc.†	3,579	23,586
CEVA, Inc.†	2,075	51,128
Cree, Inc.†	9,475	367,820
CTS Corp.	3,078	82,152
Diodes, Inc.†	3,781	114,148
Impinj, Inc.†	1,537	30,125
Inphi Corp.†	4,087	130,784
Kopin Corp.†	5,818	12,974
Lattice Semiconductor Corp.†	11,018	66,218
MACOM Technology Solutions Holdings, Inc.†	4,264	59,994
Photronics, Inc.†	6,388	62,219
Rambus, Inc.†	10,030	87,361
Rudolph Technologies, Inc.†	2,965	61,642
Semtech Corp.†	6,125	275,258
Silicon Laboratories, Inc.†	4,041	329,463
SMART Global Holdings, Inc.†	937	26,245
Synaptics, Inc.†	3,322	124,708
Xperi Corp.	4,609	59,917

		2,061,176

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,688	132,008
FARO Technologies, Inc.†	1,581	79,904
Fitbit, Inc., Class A†	19,837	93,829
Itron, Inc.†	3,190	166,326
Mesa Laboratories, Inc.	316	57,730
Stoneridge, Inc.†	2,585	65,685

		595,482

Electronic Parts Distribution — 0.3%
Digimarc Corp.†	1,054	26,487
SYNNEX Corp.	3,913	303,688
Tech Data Corp.†	3,598	254,235

		584,410

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	2,899	128,948
Napco Security Technologies, Inc.†	1,116	15,702
ShotSpotter, Inc.†	690	26,689

		171,339

Energy-Alternate Sources — 0.3%
Amyris, Inc.†	2,926	21,799
Clean Energy Fuels Corp.†	12,910	28,531
Enphase Energy, Inc.†	8,139	36,951
FuelCell Energy, Inc.†	8,075	6,826
FutureFuel Corp.	2,430	39,852
Green Plains, Inc.	3,708	63,184
Pattern Energy Group, Inc., Class A	7,610	136,371
Plug Power, Inc.†	20,115	37,213
Renewable Energy Group, Inc.†	3,474	107,972
REX American Resources Corp.†	536	39,755
Sunrun, Inc.†	9,096	111,517
TerraForm Power, Inc., Class A	6,882	77,560
TPI Composites, Inc.†	1,370	34,606
Vivint Solar, Inc.†	2,966	15,394

		757,531

Engineering/R&D Services — 0.3%
Argan, Inc.	1,378	60,660
Exponent, Inc.	4,856	245,034
Infrastructure and Energy Alternatives, Inc.†	1,613	16,130
Iteris, Inc.†	2,393	10,338
KBR, Inc.	13,273	262,540
Mistras Group, Inc.†	1,647	32,775
VSE Corp.	815	25,558

		653,035

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,905	56,740

Enterprise Software/Service — 1.7%
Alteryx, Inc., Class A†	2,752	145,829
American Software, Inc., Class A	2,689	30,950
Apptio, Inc., Class A†	3,238	83,864
Asure Software, Inc.†	1,181	13,156
Benefitfocus, Inc.†	2,110	74,968
Blackbaud, Inc.	4,541	325,681
Blackline, Inc.†	3,383	156,904
Coupa Software, Inc.†	5,004	324,409
Daily Journal Corp.†	105	24,889
Domo, Inc., Class B†	756	12,270
Donnelley Financial Solutions, Inc.†	3,168	49,262
Everbridge, Inc.†	2,526	128,397
Evolent Health, Inc., Class A†	6,413	142,369
Exela Technologies, Inc.†	4,460	27,206
Hortonworks, Inc.†	6,644	118,662
LivePerson, Inc.†	5,456	123,306
LiveRamp Holdings, Inc.†	7,233	330,403
Majesco†	527	3,889
ManTech International Corp., Class A	2,490	142,627
MicroStrategy, Inc., Class A†	893	112,491
MobileIron, Inc.†	6,816	32,955
Model N, Inc.†	2,428	37,294
Omnicell, Inc.†	3,645	257,702
Progress Software Corp.	4,263	137,013
PROS Holdings, Inc.†	2,927	96,357
QAD, Inc., Class A	966	40,987
SailPoint Technologies Holding, Inc.†	4,934	128,481
SPS Commerce, Inc.†	1,588	147,827
Verint Systems, Inc.†	5,992	273,655
Workiva, Inc.†	2,680	91,361

		3,615,164

Entertainment Software — 0.0%
Glu Mobile, Inc.†	10,499	74,018

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	5,216	344,465

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,395	146,622

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,859	100,824
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	4,806	33,162

		135,201

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	1,103	15,519
Elevate Credit, Inc.†	1,938	8,256
Encore Capital Group, Inc.†	2,448	62,204
Enova International, Inc.†	3,132	74,072
LendingClub Corp.†	29,750	96,093
Nelnet, Inc., Class A	1,750	98,507
Ocwen Financial Corp.†	11,057	38,700
PRA Group, Inc.†	4,199	129,497
Regional Management Corp.†	876	25,281
World Acceptance Corp.†	578	58,661

		606,790

Finance-Investment Banker/Broker — 0.4%
Arlington Asset Investment Corp., Class A	2,652	22,303
Cowen, Inc.†	2,640	39,072
Diamond Hill Investment Group, Inc.	307	52,859
GAIN Capital Holdings, Inc.	2,574	19,665
Greenhill & Co., Inc.	1,831	40,374
Houlihan Lokey, Inc.	3,142	129,388
INTL. FCStone, Inc.†	1,443	65,339
Investment Technology Group, Inc.	3,067	84,281
Ladenburg Thalmann Financial Services, Inc.	9,578	26,531
Moelis & Co., Class A	4,197	169,391
Oppenheimer Holdings, Inc., Class A	910	27,992
Piper Jaffray Cos.	1,382	95,883
PJT Partners, Inc., Class A	1,876	85,058
Siebert Financial Corp.†	697	9,584

		867,720

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,260	102,202
Marlin Business Services Corp.	816	21,689

		123,891

Finance-Mortgage Loan/Banker — 0.3%
Ellie Mae, Inc.†	3,217	213,223
Federal Agricultural Mtg. Corp., Class C	844	58,945
Granite Point Mtg. Trust, Inc.	4,038	75,147
Impac Mtg. Holdings, Inc.†	923	4,790
LendingTree, Inc.†	750	151,268
Mr. Cooper Group, Inc.†	2,439	35,341

PennyMac Financial Services, Inc.	1,865	37,281
TPG RE Finance Trust, Inc.	3,307	65,545

		641,540

Finance-Other Services — 0.1%
HomeStreet, Inc.†	2,345	60,923
WageWorks, Inc.†	3,734	148,651

		209,574

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	8,328	82,447
MGIC Investment Corp.†	34,046	415,702
NMI Holdings, Inc., Class A†	5,856	123,796
Radian Group, Inc.	20,335	390,228

		1,012,173

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	5,055	69,152
Axon Enterprise, Inc.†	5,408	333,782
Sturm Ruger & Co., Inc.	1,581	93,896

		496,830

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	682	21,572

Food-Confectionery — 0.1%
Hostess Brands, Inc.†	9,289	96,606
Simply Good Foods Co.†	5,674	107,579
Tootsie Roll Industries, Inc.	1,539	48,586

		252,771

Food-Dairy Products — 0.0%
Dean Foods Co.	8,584	68,586

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	269	20,145

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	6,185	161,057
Cal-Maine Foods, Inc.	2,935	142,847
Darling Ingredients, Inc.†	15,424	318,660
J&J Snack Foods Corp.	1,415	220,966
John B. Sanfilippo & Son, Inc.	807	50,889
Lancaster Colony Corp.	1,778	304,714

		1,199,133

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,327	43,711
Smart & Final Stores, Inc.†	2,169	10,953
Village Super Market, Inc., Class A	773	19,047
Weis Markets, Inc.	898	41,443

		115,154

Food-Wholesale/Distribution — 0.3%
Calavo Growers, Inc.	1,492	144,724
Chefs’ Warehouse, Inc.†	2,046	68,807
Fresh Del Monte Produce, Inc.	2,863	94,565
Performance Food Group Co.†	9,586	281,062
SpartanNash Co.	3,351	59,815
United Natural Foods, Inc.†	4,744	103,087

		752,060

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	6,368	130,799
Deckers Outdoor Corp.†	2,840	361,163
Rocky Brands, Inc.	642	18,438
Steven Madden, Ltd.	8,197	256,320
Weyco Group, Inc.	574	18,162
Wolverine World Wide, Inc.	8,690	305,627

		1,090,509

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	1,657	31,583
Matthews International Corp., Class A	2,936	122,196

		153,779

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,709	31,052
Monarch Casino & Resort, Inc.†	1,065	41,290
Red Rock Resorts, Inc., Class A	6,542	151,382

		223,724

Gas-Distribution — 0.9%
Chesapeake Utilities Corp.	1,488	118,222
New Jersey Resources Corp.	8,209	370,226
Northwest Natural Holding Co.	2,693	174,479
ONE Gas, Inc.	4,906	387,132
RGC Resources, Inc.	696	19,753
South Jersey Industries, Inc.	8,075	238,536
Southwest Gas Holdings, Inc.	4,616	356,678
Spire, Inc.	4,638	336,626

		2,001,652

Gold Mining — 0.0%
Gold Resource Corp.	4,953	21,446

Golf — 0.1%
Acushnet Holdings Corp.	3,258	79,593
Callaway Golf Co.	8,844	189,261
Drive Shack, Inc.†	5,690	30,385

		299,239

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,393	32,025
US Ecology, Inc.	2,063	144,266

		176,291

Health Care Cost Containment — 0.2%
CorVel Corp.†	855	49,556
HealthEquity, Inc.†	5,095	467,721

		517,277

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	4,797	180,415

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	2,251	43,084
Flexsteel Industries, Inc.	690	17,540
Hooker Furniture Corp.	1,089	31,875

Purple Innovation, Inc.†	411	2,857
Sleep Number Corp.†	3,236	117,693

		213,049

Hotels/Motels — 0.1%
BBX Capital Corp.	6,175	36,124
Belmond, Ltd., Class A†	8,430	144,322
Bluegreen Vacations Corp.	701	9,183
Marcus Corp.	1,814	70,782
Red Lion Hotels Corp.†	1,496	16,351

		276,762

Housewares — 0.1%
Lifetime Brands, Inc.	1,108	11,468
Tupperware Brands Corp.	4,725	165,847

		177,315

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	4,442	224,854
ASGN, Inc.†	4,775	320,307
Barrett Business Services, Inc.	668	42,031
BG Staffing, Inc.	791	20,439
Cross Country Healthcare, Inc.†	3,339	29,483
Heidrick & Struggles International, Inc.	1,757	60,634
Insperity, Inc.	3,607	396,229
Kforce, Inc.	2,169	66,849
Korn/Ferry International	5,402	243,846
Paylocity Holding Corp.†	2,727	179,409
Resources Connection, Inc.	2,805	45,778
TriNet Group, Inc.†	4,105	192,894
TrueBlue, Inc.†	3,790	88,421
Willdan Group, Inc.†	740	22,348

		1,933,522

Identification Systems — 0.1%
Brady Corp., Class A	4,418	178,001

Import/Export — 0.0%
Castle Brands, Inc.†	8,676	8,231

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,278	63,659
Clearway Energy, Inc., Class C	6,548	128,406

		192,065

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	10,629	69,833
Turtle Beach Corp.†	740	13,135

		82,968

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	585	23,833
Ichor Holdings, Ltd.†	2,261	40,133

		63,966

Instruments-Controls — 0.3%
Allied Motion Technologies, Inc.	658	28,728
Control4 Corp.†	2,449	68,376
Watts Water Technologies, Inc., Class A	2,614	183,111
Woodward, Inc.	5,044	371,440

		651,655

Instruments-Scientific — 0.0%
Fluidigm Corp.†	2,471	17,791

Insurance Brokers — 0.0%
Crawford & Co., Class B	1,099	10,122
eHealth, Inc.†	1,764	60,611
Goosehead Insurance, Inc., Class A†	919	31,503

		102,236

Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	8,429	263,153
CNO Financial Group, Inc.	15,465	292,289
FBL Financial Group, Inc., Class A	930	64,151
FGL Holdings†	13,344	105,418
Health Insurance Innovations, Inc., Class A†	1,201	58,729
Independence Holding Co.	439	15,896
National Western Life Group, Inc., Class A	215	57,895
Primerica, Inc.	4,058	445,325
Trupanion, Inc.†	2,371	59,892

		1,362,748

Insurance-Multi-line — 0.4%
Citizens, Inc.†	4,656	36,596
Genworth Financial, Inc., Class A†	47,447	203,073
Horace Mann Educators Corp.	3,872	152,092
Kemper Corp.	4,962	373,093
United Fire Group, Inc.	1,979	106,530

		871,384

Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	4,262	87,712
AMERISAFE, Inc.	1,798	117,032
AmTrust Financial Services, Inc.	10,417	149,380
Donegal Group, Inc., Class A	882	11,845
EMC Insurance Group, Inc.	870	20,854
Employers Holdings, Inc.	3,034	139,443
Enstar Group, Ltd.†	1,134	205,934
FedNat Holding Co.	1,081	23,274
Hallmark Financial Services, Inc.†	1,227	13,669
HCI Group, Inc.	688	30,045
Heritage Insurance Holdings, Inc.	1,885	26,315
Investors Title Co.	129	23,478
James River Group Holdings, Ltd.	2,441	93,978
Kingstone Cos., Inc.	873	14,841
Kinsale Capital Group, Inc.	1,837	109,687
National General Holdings Corp.	5,800	161,588
Navigators Group, Inc.	1,949	134,773
NI Holdings, Inc.†	914	14,295
ProAssurance Corp.	4,996	219,424
Protective Insurance Corp., Class B	902	20,791
RLI Corp.	3,691	272,876
Safety Insurance Group, Inc.	1,381	115,010
Selective Insurance Group, Inc.	5,462	354,211
State Auto Financial Corp.	1,571	49,942
Stewart Information Services Corp.	2,202	90,899
Third Point Reinsurance, Ltd.†	7,398	81,822
Tiptree, Inc.	2,541	14,966
United Insurance Holdings Corp.	1,933	38,119
Universal Insurance Holdings, Inc.	2,977	124,974

		2,761,177

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	3,050	187,910
Essent Group, Ltd.†	9,038	356,278
Global Indemnity, Ltd.	791	28,318
Greenlight Capital Re, Ltd., Class A†	2,808	32,545
Maiden Holdings, Ltd.	6,411	22,503

		627,554

Internet Application Software — 0.0%
eGain Corp.†	1,663	12,423
Tucows, Inc., Class A†	896	44,961
VirnetX Holding Corp.†	5,174	17,074

		74,458

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	3,860	120,934
Cogent Communications Holdings, Inc.	3,941	204,853
Internap Corp.†	1,890	16,197

		341,984

Internet Content-Entertainment — 0.1%
Limelight Networks, Inc.†	10,281	41,432
Pandora Media, Inc.†	24,104	204,884

		246,316

Internet Content-Information/News — 0.2%
HealthStream, Inc.	2,437	64,117
LiveXLive Media, Inc.†	452	1,338
TechTarget, Inc.†	1,912	38,852
XO Group, Inc.†	2,285	79,084
Yelp, Inc.†	7,633	326,845

		510,236

Internet Security — 0.1%
Imperva, Inc.†	3,278	181,437
Zix Corp.†	4,916	33,134
Zscaler, Inc.†	1,310	47,540

		262,111

Investment Companies — 0.1%
B. Riley Financial, Inc.	1,924	37,037
Columbia Financial, Inc.†	4,674	70,484
PDL Community Bancorp†	827	11,338

		118,859

Investment Management/Advisor Services — 0.7%
Altisource Portfolio Solutions SA†	938	23,666
Artisan Partners Asset Management, Inc., Class A	4,522	123,948
Ashford, Inc.†	55	3,467
Associated Capital Group, Inc., Class A	243	9,419
Blucora, Inc.†	4,478	129,504
BrightSphere Investment Group PLC	7,572	86,321
Cohen & Steers, Inc.	2,100	80,619
Federated Investors, Inc., Class B	9,115	224,867
Focus Financial Partners, Inc. Class A†	1,771	67,652
FRP Holdings, Inc.†	665	32,233
GAMCO Investors, Inc., Class A	397	8,146
Hamilton Lane, Inc., Class A	1,404	53,885
Pzena Investment Management, Inc., Class A	1,645	16,549
Silvercrest Asset Management Group, Inc., Class A	783	11,259
Stifel Financial Corp.	6,530	298,552
Virtus Investment Partners, Inc.	653	64,869
Waddell & Reed Financial, Inc., Class A	7,319	139,573
Westwood Holdings Group, Inc.	779	32,991
WisdomTree Investments, Inc.	11,005	85,509

		1,493,029

Lasers-System/Components — 0.1%
Electro Scientific Industries, Inc.†	3,040	88,160
II-VI, Inc.†	5,816	216,530

		304,690

Leisure Products — 0.0%
Escalade, Inc.	1,002	11,723
Johnson Outdoors, Inc., Class A	458	34,492
Marine Products Corp.	708	14,422

		60,637

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,436	214,395

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	7,667	271,795
Milacron Holdings Corp.†	6,525	91,350

		363,145

Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,156	81,087
Hyster-Yale Materials Handling, Inc.	975	58,939

		140,026

Machinery-Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	3,016	2,948
Franklin Electric Co., Inc.	4,364	185,121

		188,069

Machinery-Farming — 0.1%
Alamo Group, Inc.	907	77,748
Lindsay Corp.	1,010	96,576

		174,324

Machinery-General Industrial — 0.4%
Albany International Corp., Class A	2,702	189,086
Applied Industrial Technologies, Inc.	3,591	236,036
Chart Industries, Inc.†	2,899	197,277
DXP Enterprises, Inc.†	1,498	47,606
Gencor Industries, Inc.†	828	9,423
Kadant, Inc.	1,029	101,562
Manitex International, Inc.†	1,368	11,683
Manitowoc Co, Inc.†	3,324	60,763
Tennant Co.	1,680	102,682
Twin Disc, Inc.†	796	15,227

		971,345

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,101	77,170

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	1,592	3,884

Machinery-Pumps — 0.3%
Cactus, Inc., Class A†	3,575	119,619
CSW Industrials, Inc.†	1,461	67,250
Gorman-Rupp Co.	1,661	57,305
Mueller Water Products, Inc., Class A	14,557	149,355
NN, Inc.	2,604	30,206
SPX FLOW, Inc.†	3,966	135,756

		559,491

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	5,370	31,200
SEACOR Marine Holdings, Inc.†	1,553	28,389

		59,589

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	3,494	48,811

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	16,399	195,312
Castlight Health, Inc., Class B†	7,389	18,251
Computer Programs & Systems, Inc.	1,084	27,100
Inovalon Holdings, Inc., Class A†	6,482	60,995
Medidata Solutions, Inc.†	5,433	381,940
NantHealth, Inc.†	1,923	2,981
NextGen Healthcare, Inc.†	5,001	73,865
Tabula Rasa HealthCare, Inc.†	1,648	121,754

		882,198

Medical Instruments — 0.6%
AngioDynamics, Inc.†	3,429	70,055
Avanos Medical, Inc.†	4,412	249,719
Cardiovascular Systems, Inc.†	3,054	85,665
Endologix, Inc.†	7,823	9,544
LivaNova PLC†	4,582	513,138
Natus Medical, Inc.†	3,032	90,596
NuVasive, Inc.†	4,838	271,750
TransEnterix, Inc.†	15,033	49,158

		1,339,625

Medical Labs & Testing Services — 0.5%
Evolus, Inc.†	856	12,686
Invitae Corp.†	6,172	87,581
Medpace Holdings, Inc.†	2,045	106,544
Miragen Therapeutics, Inc.†	2,445	10,562
Natera, Inc.†	3,098	68,032
Neuronetics, Inc.†	600	15,288
R1 RCM, Inc.†	9,684	82,023
Syneos Health, Inc.†	5,836	266,297
Teladoc Health, Inc.†	6,305	437,189

		1,086,202

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,278	25,943

Medical Products — 1.9%
Accuray, Inc.†	7,867	35,323
AtriCure, Inc.†	3,155	100,361
Atrion Corp.	134	91,412
AxoGen, Inc.†	3,190	118,955
Cerus Corp.†	12,486	83,656
CryoLife, Inc.†	3,347	103,690
CytoSorbents Corp.†	2,798	27,980
FONAR Corp.†	580	14,349
Glaukos Corp.†	3,107	180,020
Globus Medical, Inc., Class A†	6,841	361,547
Haemonetics Corp.†	4,890	510,858
Inogen, Inc.†	1,659	314,497
Inspire Medical Systems, Inc.†	737	29,539
Integer Holdings Corp.†	2,927	217,974
Intersect ENT, Inc.†	2,816	79,017
Invacare Corp.	3,100	40,052
iRadimed Corp.†	329	8,212
iRhythm Technologies, Inc.†	2,269	175,303
K2M Group Holdings, Inc.†	3,874	106,070
LeMaitre Vascular, Inc.	1,482	39,569
Luminex Corp.	3,901	112,232
MiMedx Group, Inc.†	9,743	56,704
NanoString Technologies, Inc.†	2,366	36,460
Nevro Corp.†	2,739	133,554
Novocure, Ltd.†	6,925	229,494
Nuvectra Corp.†	1,309	26,193
NxStage Medical, Inc.†	6,102	173,175
Orthofix Medical, Inc.†	1,645	100,049
OrthoPediatrics Corp.†	651	22,609
Pulse Biosciences, Inc.†	999	12,797
Rockwell Medical, Inc.†	4,470	18,238
SeaSpine Holdings Corp.†	1,108	19,024
Sientra, Inc.†	2,184	44,969
Surmodics, Inc.†	1,219	77,321
T2 Biosystems, Inc.†	2,922	15,340
Tactile Systems Technology, Inc.†	1,654	108,304
Wright Medical Group NV†	11,700	315,666

		4,140,513

Medical-Biomedical/Gene — 4.2%
Abeona Therapeutics, Inc.†	2,940	25,284
ACADIA Pharmaceuticals, Inc.†	9,260	180,385
Acceleron Pharma, Inc.†	3,641	184,854
Achillion Pharmaceuticals, Inc.†	12,792	36,585
Acorda Therapeutics, Inc.†	4,101	78,370
ADMA Biologics, Inc.†	1,819	9,768
Aduro Biotech, Inc.†	6,035	25,588
Adverum Biotechnologies, Inc.†	5,122	21,512
Agenus, Inc.†	8,194	13,028
Albireo Pharma, Inc.†	857	22,890
Alder Biopharmaceuticals, Inc.†	5,481	69,609
Aldeyra Therapeutics, Inc.†	1,598	17,210
Allakos, Inc.†	779	37,665
Allena Pharmaceuticals, Inc.†	1,091	8,979
AMAG Pharmaceuticals, Inc.†	3,229	69,424
Amicus Therapeutics, Inc.†	17,810	199,116
AnaptysBio, Inc.†	1,786	133,450
ANI Pharmaceuticals, Inc.†	751	36,446
Aptinyx, Inc.†	1,253	32,628
Aratana Therapeutics, Inc.†	4,276	25,399
Arbutus Biopharma Corp.†	3,322	14,085
Arcus Biosciences, Inc.†	874	8,784

Ardelyx, Inc.†	4,112	11,308
Arena Pharmaceuticals, Inc.†	4,670	166,532
ArQule, Inc.†	10,203	39,486
Arrowhead Pharmaceuticals, Inc.†	8,189	104,164
Arsanis, Inc.†	489	655
Assembly Biosciences, Inc.†	1,978	45,257
Atara Biotherapeutics, Inc.†	3,946	134,835
Audentes Therapeutics, Inc.†	3,061	86,320
AVEO Pharmaceuticals, Inc.†	9,774	23,946
Avid Bioservices, Inc.†	4,767	24,979
Avrobio, Inc.†	573	17,224
Bellicum Pharmaceuticals, Inc.†	3,790	15,425
BioCryst Pharmaceuticals, Inc.†	10,267	75,154
Biohaven Pharmaceutical Holding Co., Ltd.†	2,673	96,362
BioTime, Inc.†	8,425	16,429
Blueprint Medicines Corp.†	3,890	236,395
Calithera Biosciences, Inc.†	2,922	13,792
Cambrex Corp.†	3,096	164,986
Cara Therapeutics, Inc.†	3,064	57,419
CASI Pharmaceuticals, Inc.†	4,694	15,396
Cellular Biomedicine Group, Inc.†	1,091	13,878
ChemoCentryx, Inc.†	2,114	22,873
ChromaDex Corp.†	3,621	12,601
Clearside Biomedical, Inc.†	2,631	14,260
Cohbar, Inc.†	2,231	8,545
Constellation Pharmaceuticals, Inc.†	380	2,348
Crinetics Pharmaceuticals, Inc.†	655	16,316
Cue Biopharma, Inc.†	1,663	10,543
Cymabay Therapeutics, Inc.†	5,544	58,489
CytomX Therapeutics, Inc.†	4,188	59,721
Deciphera Pharmaceuticals, Inc.†	827	16,697
Denali Therapeutics, Inc.†	4,288	62,047
Dicerna Pharmaceuticals, Inc.†	4,271	56,206
Dynavax Technologies Corp.†	5,865	58,005
Editas Medicine, Inc.†	4,294	108,767
Eidos Therapeutics, Inc.†	682	8,341
ElectroCore LLC†	568	5,697
Emergent BioSolutions, Inc.†	4,185	256,080
Endocyte, Inc.†	6,115	144,620
Enzo Biochem, Inc.†	4,143	13,755
Epizyme, Inc.†	4,922	39,622
Esperion Therapeutics, Inc.†	2,153	97,811
Evelo Biosciences, Inc.†	504	4,591
Fate Therapeutics, Inc.†	4,725	58,874
FibroGen, Inc.†	7,033	301,505
Five Prime Therapeutics, Inc.†	3,155	38,302
Fortress Biotech, Inc.†	3,291	2,743
Forty Seven, Inc.†	768	9,477
Geron Corp.†	15,892	24,315
GlycoMimetics, Inc.†	3,205	40,319
GTx, Inc.†	477	758
Halozyme Therapeutics, Inc.†	11,739	182,307
Harvard Bioscience, Inc.†	3,360	13,306
Helius Medical Technologies, Inc.†	1,533	15,698
Homology Medicines, Inc.†	983	18,500
Idera Pharmaceuticals, Inc.†	1,795	11,973
ImmunoGen, Inc.†	13,506	73,338
Immunomedics, Inc.†	13,371	301,249
Innovate Biopharmaceuticals, Inc.†	1,740	7,325
Innoviva, Inc.†	6,486	90,545
Inovio Pharmaceuticals, Inc.†	7,801	38,459
Insmed, Inc.†	7,205	105,193
Intellia Therapeutics, Inc.†	3,126	53,079
Intercept Pharmaceuticals, Inc.†	2,061	197,877
Intrexon Corp.†	6,927	80,076
Iovance Biotherapeutics, Inc.†	7,731	70,197
Karyopharm Therapeutics, Inc.†	4,561	48,073
Kezar Life Sciences, Inc.†	485	11,994
Kindred Biosciences, Inc.†	2,917	42,413
Kiniksa Pharmaceuticals, Ltd., Class A†	610	11,614
Lexicon Pharmaceuticals, Inc.†	4,066	31,837
Ligand Pharmaceuticals, Inc.†	1,968	324,346
Liquidia Technologies, Inc.†	459	7,518
Loxo Oncology, Inc.†	2,531	386,382
MacroGenics, Inc.†	3,689	60,721
Magenta Therapeutics, Inc.†	380	3,333
Medicines Co.†	6,477	150,655
MeiraGTx Holdings PLC†	348	4,649
Menlo Therapeutics, Inc.†	906	5,527
Molecular Templates, Inc.†	850	3,638
Mustang Bio, Inc.†	1,519	6,046
Myriad Genetics, Inc.†	6,254	281,618
NantKwest, Inc.†	2,654	5,786
NeoGenomics, Inc.†	5,973	110,142
Neon Therapeutics, Inc.†	594	3,481
NewLink Genetics Corp.†	2,738	5,175
Novavax, Inc.†	35,866	63,124
Nymox Pharmaceutical Corp.†	3,046	5,331
Omeros Corp.†	4,312	65,844
Organovo Holdings, Inc.†	10,732	10,839
Ovid therapeutics, Inc.†	1,240	6,361
Pacific Biosciences of California, Inc.†	11,462	51,006
Palatin Technologies, Inc.†	18,656	16,787
PDL BioPharma, Inc.†	13,487	33,583
Pfenex, Inc.†	2,678	10,632
Pieris Pharmaceuticals, Inc.†	4,885	20,126
PolarityTE, Inc.†	940	14,326
Prothena Corp. PLC†	3,780	46,872
PTC Therapeutics, Inc.†	4,259	164,057
Puma Biotechnology, Inc.†	2,739	101,480
Radius Health, Inc.†	3,808	60,281
REGENXBIO, Inc.†	2,980	198,677
Replimune Group, Inc.†	704	9,068
resTORbio, Inc.†	724	8,007
Retrophin, Inc.†	3,806	97,662
Rigel Pharmaceuticals, Inc.†	15,796	45,335
RTI Surgical, Inc.†	5,351	24,508
Rubius Therapeutics, Inc.†	1,145	18,812
Sangamo Therapeutics, Inc.†	9,541	120,884
Savara, Inc.†	2,696	24,264
Scholar Rock Holding Corp.†	586	13,765
Selecta Biosciences, Inc.†	1,694	8,707
Sienna Biopharmaceuticals, Inc.†	1,451	13,393
Solid Biosciences, Inc.†	1,146	36,672
Spark Therapeutics, Inc.†	2,959	133,125
Spectrum Pharmaceuticals, Inc.†	9,487	112,895
Stemline Therapeutics, Inc.†	2,660	39,847

Surface Oncology, Inc.†	683	5,334
Syndax Pharmaceuticals, Inc.†	1,318	6,340
Synlogic, Inc.†	1,450	11,470
Theravance Biopharma, Inc.†	4,032	97,857
Tocagen, Inc.†	1,677	17,541
Translate Bio, Inc.†	923	5,197
Tyme Technologies, Inc.†	3,952	8,852
Ultragenyx Pharmaceutical, Inc.†	4,423	214,294
UNITY Biotechnology, Inc.†	475	5,292
Unum Therapeutics, Inc.†	334	2,498
Veracyte, Inc.†	2,663	39,546
Verastem, Inc.†	6,464	32,772
Vericel Corp.†	4,042	45,068
Viking Therapeutics, Inc.†	4,879	66,354
WaVe Life Sciences, Ltd.†	1,658	77,412
XOMA Corp.†	537	6,610
ZIOPHARM Oncology, Inc.†	12,379	24,510
Zomedica Pharmaceuticals Corp.†	3,879	6,672

		9,179,188

Medical-Drugs — 2.1%
Achaogen, Inc.†	2,954	11,373
Aclaris Therapeutics, Inc.†	2,514	29,891
Adamas Pharmaceuticals, Inc.†	2,066	34,192
Aeglea BioTherapeutics, Inc.†	1,534	13,238
Aerie Pharmaceuticals, Inc.†	3,347	177,994
Aimmune Therapeutics, Inc.†	4,074	108,287
Akcea Therapeutics, Inc.†	1,200	26,784
Akorn, Inc.†	8,785	58,596
Ampio Pharmaceuticals, Inc.†	9,211	4,237
Apellis Pharmaceuticals, Inc.†	3,398	47,538
Aquestive Therapeutics, Inc.†	491	7,429
Array BioPharma, Inc.†	19,183	310,765
Athenex, Inc.†	4,135	49,909
Athersys, Inc.†	10,668	19,949
BioSpecifics Technologies Corp.†	541	33,147
Catalyst Biosciences, Inc.†	1,118	9,950
Catalyst Pharmaceuticals, Inc.†	9,075	27,044
Chimerix, Inc.†	4,147	14,473
Clovis Oncology, Inc.†	4,479	52,091
Coherus Biosciences, Inc.†	4,884	57,094
Collegium Pharmaceutical, Inc.†	2,761	44,314
Concert Pharmaceuticals, Inc.†	2,004	29,900
Corbus Pharmaceuticals Holdings, Inc.†	4,693	31,255
Corcept Therapeutics, Inc.†	9,190	107,983
Corium International, Inc.†	2,517	31,840
Corvus Pharmaceuticals, Inc.†	1,305	9,905
CTI Biopharma Corp.†	4,806	8,266
Cytokinetics, Inc.†	4,326	28,941
Dova Pharmaceuticals, Inc.†	1,108	20,565
Durect Corp.†	14,747	14,747
Eagle Pharmaceuticals, Inc.†	994	48,945
Eloxx Pharmaceuticals Inc†	2,110	25,383
Enanta Pharmaceuticals, Inc.†	1,576	121,604
Global Blood Therapeutics, Inc.†	4,701	164,958
Horizon Pharma PLC†	15,558	283,311
Immune Design Corp.†	3,171	4,566
Insys Therapeutics, Inc.†	2,530	21,581
Intra-Cellular Therapies, Inc.†	4,215	71,571
Ironwood Pharmaceuticals, Inc.†	13,034	170,745
Jounce Therapeutics, Inc.†	1,483	5,991
Kadmon Holdings, Inc.†	9,381	22,233
Kala Pharmaceuticals, Inc.†	1,095	7,939
Keryx Biopharmaceuticals, Inc.†	8,892	24,720
Kura Oncology, Inc.†	2,663	28,947
Lannett Co., Inc.†	2,732	9,999
Madrigal Pharmaceuticals, Inc.†	653	124,632
Mallinckrodt PLC†	7,745	194,090
Marinus Pharmaceuticals, Inc.†	3,425	16,029
MediciNova, Inc.†	3,750	36,600
Melinta Therapeutics, Inc.†	3,268	8,595
Minerva Neurosciences, Inc.†	2,880	31,594
MyoKardia, Inc.†	3,201	169,461
Neos Therapeutics, Inc.†	2,666	8,345
Ocular Therapeutix, Inc.†	3,141	15,579
Odonate Therapeutics, Inc.†	638	9,251
Optinose, Inc.†	1,805	19,097
Pacira Pharmaceuticals, Inc.†	3,754	183,533
Paratek Pharmaceuticals, Inc.†	2,963	22,074
Phibro Animal Health Corp., Class A	1,878	80,604
Prestige Consumer Healthcare, Inc.†	4,895	177,003
Progenics Pharmaceuticals, Inc.†	7,937	39,764
Ra Pharmaceuticals, Inc.†	1,359	19,461
Reata Pharmaceuticals, Inc., Class A†	1,759	103,658
Rhythm Pharmaceuticals, Inc.†	1,432	40,110
Rocket Pharmaceuticals, Inc.†	1,964	31,110
scPharmaceuticals, Inc.†	640	2,739
Seres Therapeutics, Inc.†	1,937	13,307
SIGA Technologies, Inc.†	4,884	23,590
Sorrento Therapeutics, Inc.†	10,286	32,812
Spero Therapeutics, Inc.†	793	6,360
Spring Bank Pharmaceuticals, Inc.†	1,319	13,256
Supernus Pharmaceuticals, Inc.†	4,607	219,109
Synergy Pharmaceuticals, Inc.†	23,386	9,745
Syros Pharmaceuticals, Inc.†	2,380	15,660
Tetraphase Pharmaceuticals, Inc.†	4,968	10,184
TG Therapeutics, Inc.†	5,909	26,886
TherapeuticsMD, Inc.†	17,188	84,049
Tricida, Inc.†	1,098	29,646
Vanda Pharmaceuticals, Inc.†	4,831	91,644
Verrica Pharmaceuticals, Inc.†	546	7,207
Voyager Therapeutics, Inc.†	2,018	27,384
Xeris Pharmaceuticals, Inc.†	623	13,656
Zogenix, Inc.†	3,948	164,869

		4,556,883

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	8,178	150,884
Amphastar Pharmaceuticals, Inc.†	3,345	60,043
Endo International PLC†	21,082	357,129
Momenta Pharmaceuticals, Inc.†	7,219	90,309
Teligent, Inc.†	3,870	12,423

		670,788

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,316	150,679
Tivity Health, Inc.†	3,763	129,485
Triple-S Management Corp., Class B†	2,078	35,658

		315,822

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	8,061	25,473
LifePoint Health, Inc.†	3,345	216,957
Quorum Health Corp.†	2,756	10,969
Select Medical Holdings Corp.†	10,203	169,166
Surgery Partners, Inc.†	1,752	23,809
Tenet Healthcare Corp.†	7,876	202,649

		649,023

Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	4,638	171,792
Genesis Healthcare, Inc.†	5,373	8,274
National HealthCare Corp.	1,141	90,744

		270,810

Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	891	58,361
Amedisys, Inc.†	2,515	276,650
Civitas Solutions, Inc.†	1,511	21,849
LHC Group, Inc.†	2,774	253,627
Providence Service Corp.†	1,049	69,328

		679,815

Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	5,341	105,966
Owens & Minor, Inc.	5,747	45,401

		151,367

Metal Processors & Fabrication — 0.5%
AZZ, Inc.	2,436	108,037
CIRCOR International, Inc.	1,529	49,708
Global Brass & Copper Holdings, Inc.	2,047	64,726
LB Foster Co., Class A†	938	17,053
Mueller Industries, Inc.	5,334	129,883
Park-Ohio Holdings Corp.	842	27,853
RBC Bearings, Inc.†	2,248	331,985
Rexnord Corp.†	9,838	263,757
Sun Hydraulics Corp.	2,689	124,769

		1,117,771

Metal Products-Distribution — 0.1%
Lawson Products, Inc.†	628	20,761
Olympic Steel, Inc.	866	16,333
Worthington Industries, Inc.	3,951	165,468

		202,562

Metal Products-Fasteners — 0.1%
Eastern Co.	513	14,518
TriMas Corp.†	4,313	127,018

		141,536

Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,700	37,318
Kaiser Aluminum Corp.	1,540	146,870

		184,188

Metal-Diversified — 0.0%
Covia Holdings Corp.†	2,924	16,901

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.†	28,022	301,517

Mining Services — 0.0%
Havilah Mining Corp.†	1,254	313

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	682	47,679
FreightCar America, Inc.†	1,123	16,059
Hillenbrand, Inc.	5,909	283,041
John Bean Technologies Corp.	2,947	306,399

		653,178

Motion Pictures & Services — 0.1%
Eros International PLC†	3,365	33,583
IMAX Corp.†	5,046	97,690

		131,273

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,730	55,204

Multimedia — 0.1%
E.W. Scripps Co., Class A	4,291	72,175
Entravision Communications Corp., Class A	6,060	29,936
Liberty Media Corp.—Liberty Braves, Series A†	935	24,123
Liberty Media Corp.—Liberty Braves, Series C†	3,355	86,895

		213,129

Networking Products — 0.2%
A10 Networks, Inc.†	4,702	27,319
Calix, Inc.†	4,208	30,718
Extreme Networks, Inc.†	10,799	59,935
Infinera Corp.†	14,193	78,629
NeoPhotonics Corp.†	3,306	26,448
NETGEAR, Inc.†	2,940	163,111

		386,160

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	853	22,332

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	7,745	26,101
Materion Corp.	1,894	107,636
Uranium Energy Corp.†	14,930	19,857

		153,594

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	6,820	184,754
Casella Waste Systems, Inc., Class A†	3,750	122,100
Charah Solutions, Inc.†	696	5,227
Covanta Holding Corp.	11,064	162,530

		474,611

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	17,707	117,220

Office Furnishings-Original — 0.3%
CompX International, Inc.	155	2,021
Herman Miller, Inc.	5,596	184,388
HNI Corp.	4,085	154,781
Interface, Inc.	5,558	90,540
Kimball International, Inc., Class B	3,402	55,997
Knoll, Inc.	4,556	90,437
Steelcase, Inc., Class A	7,984	132,534

		710,698

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,739	78,594

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†	6,098	86,470
Noble Corp. PLC†	23,215	116,539
Ocean Rig UDW, Inc., Class A†	5,137	155,600
Quintana Energy Services, Inc.†	586	3,745
Rowan Cos. PLC, Class A†	11,995	190,840

		553,194

Oil Companies-Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	14,957	27,521
Alta Mesa Resources, Inc., Class A†	9,541	30,054
Approach Resources, Inc.†	4,238	7,077
Berry Petroleum Corp.	1,239	17,346
Bonanza Creek Energy, Inc.†	1,773	45,655
California Resources Corp.†	4,252	133,258
Callon Petroleum Co.†	21,490	214,255
Carrizo Oil & Gas, Inc.†	8,227	149,814
Denbury Resources, Inc.†	43,256	149,233
Earthstone Energy, Inc., Class A†	1,776	14,617
Eclipse Resources Corp.†	8,281	9,440
EP Energy Corp., Class A†	3,895	7,011
Evolution Petroleum Corp.	2,396	24,679
Goodrich Petroleum Corp.†	834	12,568
Gulfport Energy Corp.†	16,439	149,759
Halcon Resources Corp.†	12,557	41,689
HighPoint Resources Corp.†	10,232	38,063
Isramco, Inc.†	69	7,511
Jagged Peak Energy, Inc.†	6,042	74,437
Laredo Petroleum, Inc.†	14,637	76,698
Lilis Energy, Inc.†	4,185	11,300
Mammoth Energy Services, Inc.	1,177	29,378
Matador Resources Co.†	9,917	286,006
Midstates Petroleum Co., Inc.†	1,410	10,166
Northern Oil and Gas, Inc.†	18,298	53,796
Oasis Petroleum, Inc.†	25,360	255,122
Panhandle Oil and Gas, Inc., Class A	1,483	26,383
PDC Energy, Inc.†	6,237	264,761
Penn Virginia Corp.†	1,168	80,335
Resolute Energy Corp.†	2,055	57,191
Ring Energy, Inc.†	5,387	38,409
Rosehill Resources, Inc.†	110	579
Sanchez Energy Corp.†	7,411	12,302
SandRidge Energy, Inc.†	2,884	25,812
SilverBow Resources, Inc.†	667	17,515
Southwestern Energy Co.†	55,491	296,322
SRC Energy, Inc.†	22,767	161,190
Talos Energy, Inc.†	1,896	49,410
Ultra Petroleum Corp.†	14,981	17,977
Unit Corp.†	4,925	113,915
W&T Offshore, Inc.†	8,749	58,968
WildHorse Resource Development Corp.†	2,569	54,489
Zion Oil & Gas, Inc.†	5,128	5,743

		3,157,754

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	3,526	150,067
Exterran Corp.†	3,049	63,694
Flotek Industries, Inc.†	5,178	9,372
Forum Energy Technologies, Inc.†	7,624	68,311
Natural Gas Services Group, Inc.†	1,175	22,677
Profire Energy, Inc.†	2,251	5,132
Smart Sand, Inc.†	2,093	5,798
Thermon Group Holdings, Inc.†	3,049	65,797
US Silica Holdings, Inc.	7,370	103,180

		494,028

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	203	8,232
CVR Energy, Inc.	1,484	63,812
Delek US Holdings, Inc.	7,864	288,766
Murphy USA, Inc.†	2,831	228,263
Par Pacific Holdings, Inc.†	2,926	51,732
Trecora Resources†	1,951	21,071

		661,876

Oil-Field Services — 1.0%
Archrock, Inc.	11,967	122,781
Basic Energy Services, Inc.†	1,805	14,025
Bristow Group, Inc.†	3,095	34,076
C&J Energy Services, Inc.†	6,070	113,995
CARBO Ceramics, Inc.†	1,938	9,361
DMC Global, Inc.	1,343	51,773
Era Group, Inc.†	1,899	21,497
Frank’s International NV†	6,889	48,912
FTS International, Inc.†	3,062	39,224
Gulfmark Offshore, Inc.†	366	12,331
Helix Energy Solutions Group, Inc.†	13,241	112,813
Independence Contract Drilling, Inc.†	3,229	12,948
Keane Group, Inc.†	5,064	63,654
Key Energy Services, Inc.†	962	8,706
KLX Energy Services Holdings, Inc.†	1,892	54,660
Liberty Oilfield Services, Inc., Class A	4,167	79,090
Matrix Service Co.†	2,491	50,642
McDermott International, Inc.†	16,884	130,513
MRC Global, Inc.†	7,908	125,184
NCS Multistage Holdings, Inc.†	920	10,396
Newpark Resources, Inc.†	8,388	68,865
Nine Energy Service, Inc.†	1,397	51,731
NOW, Inc.†	10,153	130,364
Nuverra Environmental Solutions, Inc.†	120	1,349
Oceaneering International, Inc.†	9,304	176,218
Oil States International, Inc.†	5,610	124,935
PHI, Inc.†	1,103	8,592
Pioneer Energy Services Corp.†	7,178	21,319
ProPetro Holding Corp.†	6,671	117,743
SEACOR Holdings, Inc.†	1,611	77,312
Select Energy Services, Inc., Class A†	4,249	40,620
Solaris Oilfield Infrastructure, Inc., Class A†	2,450	32,340
Superior Energy Services, Inc.†	14,432	113,003
TETRA Technologies, Inc.†	11,455	34,021

		2,114,993

Optical Supplies — 0.1%
STAAR Surgical Co.†	4,137	165,935

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,520	36,693
Neenah, Inc.	1,570	126,322
P.H. Glatfelter Co.	4,089	73,193
Schweitzer-Mauduit International, Inc.	2,892	92,312
Verso Corp., Class A†	3,243	91,161

		419,681

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	3,133	81,803

Pharmacy Services — 0.0%
BioScrip, Inc.†	11,906	31,908

Photo Equipment & Supplies — 0.0%
Ambarella, Inc.†	3,046	105,940

Physical Therapy/Rehabilitation Centers — 0.1%
AAC Holdings, Inc.†	1,239	6,827
U.S. Physical Therapy, Inc.	1,173	126,121

		132,948

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	312	6,380

Pipelines — 0.1%
NextDecade Corp.†	736	3,820
SemGroup Corp., Class A	7,445	137,658
Tellurian, Inc.†	8,011	64,088

		205,566

Pollution Control — 0.0%
CECO Environmental Corp.†	2,855	21,241

Poultry — 0.1%
Sanderson Farms, Inc.	1,922	189,106

Power Converter/Supply Equipment — 0.3%
Energous Corp.†	2,192	17,624
Generac Holdings, Inc.†	5,708	289,567
Powell Industries, Inc.	832	24,261
SPX Corp.†	4,052	118,805
SunPower Corp.†	5,797	34,840
Vicor Corp.†	1,643	65,884

		550,981

Precious Metals — 0.1%
Coeur Mining, Inc.†	17,455	83,435
Hecla Mining Co.	42,653	102,367
Tahoe Resources, Inc.†	29,227	69,268

		255,070

Printing-Commercial — 0.3%
Cimpress NV†	2,073	259,104
Deluxe Corp.	4,495	212,209
Ennis, Inc.	2,412	46,696
LSC Communications, Inc.	3,085	29,092
Quad/Graphics, Inc.	2,940	45,364
RR Donnelley & Sons Co.	6,647	39,018

		631,483

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	11,792	223,812

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	9,737	65,238
Scholastic Corp.	2,650	114,957
Tribune Publishing Co.†	1,621	24,461

		204,656

Publishing-Newspapers — 0.2%
Gannett Co., Inc.	10,661	103,412
New York Times Co., Class A	12,364	326,409

		429,821

Publishing-Periodicals — 0.1%
Meredith Corp.	3,712	191,391
Value Line, Inc.	101	2,550

		193,941

Quarrying — 0.1%
Compass Minerals International, Inc.	3,208	155,620

Racetracks — 0.3%
Churchill Downs, Inc.	1,108	276,568
Empire Resorts, Inc.†	331	2,125
International Speedway Corp., Class A	2,280	85,523
Penn National Gaming, Inc.†	10,147	246,372
Speedway Motorsports, Inc.	1,077	16,726

		627,314

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	750	5,002
Entercom Communications Corp., Class A	12,048	78,192
Saga Communications, Inc., Class A	360	12,614

		95,808

Real Estate Investment Trusts — 6.5%
Acadia Realty Trust	7,581	211,055
AG Mtg. Investment Trust, Inc.	2,645	45,759
Agree Realty Corp.	2,838	162,532
Alexander & Baldwin, Inc.	6,427	125,584
Alexander’s, Inc.	201	63,317
American Assets Trust, Inc.	3,622	138,940
Americold Realty Trust	8,122	201,019
Annaly Capital Management, Inc.	6,110	60,306
Anworth Mtg. Asset Corp.	9,164	39,955
Apollo Commercial Real Estate Finance, Inc.	11,606	217,148
Arbor Realty Trust, Inc.	6,117	73,893
Ares Commercial Real Estate Corp.	2,521	36,479
Armada Hoffler Properties, Inc.	4,577	68,563
ARMOUR Residential REIT, Inc.	3,915	85,269
Ashford Hospitality Trust, Inc.	7,995	41,174
Blackstone Mtg. Trust, Inc., Class A	10,522	355,012
Bluerock Residential Growth REIT, Inc.	2,248	21,289

Braemar Hotels & Resorts, Inc.	2,752	29,281
BRT Apartments Corp.	850	9,886
Capstead Mtg. Corp.	8,659	59,401
CareTrust REIT, Inc.	7,563	133,563
CatchMark Timber Trust, Inc., Class A	4,621	40,896
CBL & Associates Properties, Inc.	15,936	52,589
Cedar Realty Trust, Inc.	8,324	31,381
Chatham Lodging Trust	4,258	83,031
Cherry Hill Mtg. Investment Corp.	1,491	26,704
Chesapeake Lodging Trust	5,582	164,055
City Office REIT, Inc.	3,339	36,796
Clipper Realty, Inc.	1,398	18,789
Colony Credit Real Estate, Inc.	7,903	168,650
Community Healthcare Trust, Inc.	1,639	48,711
CoreCivic, Inc.	11,179	251,080
CorEnergy Infrastructure Trust, Inc.	1,120	40,466
CorePoint Lodging, Inc.†	3,893	63,728
Cousins Properties, Inc.	39,577	328,885
DiamondRock Hospitality Co.	19,511	203,890
Dynex Capital, Inc.	5,246	30,374
Easterly Government Properties, Inc.	5,697	103,514
EastGroup Properties, Inc.	3,311	317,161
Exantas Capital Corp.	2,857	32,398
First Industrial Realty Trust, Inc.	11,723	359,896
Four Corners Property Trust, Inc.	6,376	166,286
Franklin Street Properties Corp.	9,812	68,292
Front Yard Residential Corp.	4,641	43,022
GEO Group, Inc.	11,311	250,086
Getty Realty Corp.	3,082	82,690
Gladstone Commercial Corp.	2,646	50,248
Gladstone Land Corp.	1,230	15,387
Global Medical REIT, Inc.	1,782	16,323
Global Net Lease, Inc.	6,757	136,829
Government Properties Income Trust	9,289	82,022
Great Ajax Corp.	1,512	19,716
Healthcare Realty Trust, Inc.	11,670	325,126
Hersha Hospitality Trust	3,351	58,844
Independence Realty Trust, Inc.	8,209	81,351
Industrial Logistics Properties Trust	1,899	40,999
InfraREIT, Inc.	4,161	87,464
Innovative Industrial Properties, Inc.	604	24,758
Invesco Mtg. Capital, Inc.	10,575	159,471
Investors Real Estate Trust	11,286	61,283
iStar, Inc.	6,125	64,313
Jernigan Capital, Inc.	1,691	33,093
Kite Realty Group Trust	7,787	123,346
KKR Real Estate Finance Trust, Inc.	1,642	32,971
Ladder Capital Corp.	8,184	137,819
LaSalle Hotel Properties	10,428	344,228
Lexington Realty Trust	20,277	157,552
LTC Properties, Inc.	3,703	158,377
Mack-Cali Realty Corp.	8,515	172,855
MedEquities Realty Trust, Inc.	2,692	22,263
Monmouth Real Estate Investment Corp.	7,284	108,969
National Health Investors, Inc.	3,849	282,748
National Storage Affiliates Trust	5,328	141,885
New Senior Investment Group, Inc.	7,023	40,172
New York Mortgage Trust, Inc.	13,079	80,305
NexPoint Residential Trust, Inc.	1,553	55,349
NorthStar Realty Europe Corp.	4,204	56,418
One Liberty Properties, Inc.	1,409	36,535
Orchid Island Capital, Inc.	4,925	32,210
Pebblebrook Hotel Trust	6,414	216,216
Pennsylvania Real Estate Investment Trust	6,474	57,942
PennyMac Mtg. Investment Trust	5,640	108,908
Physicians Realty Trust	17,192	285,043
Piedmont Office Realty Trust, Inc., Class A	12,060	217,321
PotlatchDeltic Corp.	5,796	210,105
Preferred Apartment Communities, Inc., Class A	3,759	63,339
PS Business Parks, Inc.	1,874	244,744
QTS Realty Trust, Inc., Class A	4,794	183,706
Ramco-Gershenson Properties Trust	7,466	99,148
Ready Capital Corp.	1,662	25,462
Redwood Trust, Inc.	7,734	126,992
Retail Opportunity Investments Corp.	10,456	183,921
Rexford Industrial Realty, Inc.	8,544	270,588
RLJ Lodging Trust	16,366	318,155
Ryman Hospitality Properties, Inc.	4,209	326,576
Sabra Health Care REIT, Inc.	16,744	362,508
Saul Centers, Inc.	1,111	53,061
Select Income REIT	8,323	157,388
Seritage Growth Properties, Class A	3,075	116,912
Spirit MTA REIT	4,050	43,376
STAG Industrial, Inc.	9,893	261,769
Summit Hotel Properties, Inc.	9,732	112,113
Sunstone Hotel Investors, Inc.	21,479	310,801
Tanger Factory Outlet Centers, Inc.	8,648	192,504
Terreno Realty Corp.	5,399	202,085
Tier REIT, Inc.	4,757	103,084
UMH Properties, Inc.	3,126	44,796
Universal Health Realty Income Trust	1,207	77,369
Urban Edge Properties	10,296	210,965
Urstadt Biddle Properties, Inc., Class A	2,783	55,410
Washington Prime Group, Inc.	17,590	112,576
Washington Real Estate Investment Trust	7,417	206,712
Western Asset Mtg. Capital Corp.	3,806	37,946
Xenia Hotels & Resorts, Inc.	10,604	217,912

		14,251,477

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.	2,985	20,447
HFF, Inc., Class A	3,533	129,838
Marcus & Millichap, Inc.†	1,830	63,538
Maui Land & Pineapple Co., Inc.†	638	7,190
Newmark Group, Inc., Class A	2,189	21,321
RE/MAX Holdings, Inc., Class A	1,677	62,703
Redfin Corp.†	7,450	115,103
RMR Group, Inc., Class A	663	50,308
Safety Income and Growth, Inc.	745	13,395

		483,843

Real Estate Operations & Development — 0.2%
American Realty Investors, Inc.†	194	2,943
Consolidated-Tomoka Land Co.	366	21,199

Cushman & Wakefield PLC†	4,273	69,479
Essential Properties Realty Trust, Inc.	3,350	45,560
Forestar Group, Inc.†	993	17,874
Griffin Industrial Realty, Inc.	78	2,739
McGrath RentCorp	2,269	121,142
Stratus Properties, Inc.†	553	15,954
Transcontinental Realty Investors, Inc.†	157	5,352
Trinity Place Holdings, Inc.†	1,651	8,816
Whitestone REIT	3,591	48,335

		359,393

Recreational Centers — 0.2%
Planet Fitness, Inc., Class A†	8,324	408,625
St. Joe Co.†	3,315	50,355
Town Sports International Holdings, Inc.†	1,363	10,468

		469,448

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,050	52,308
Malibu Boats, Inc., Class A†	1,927	77,465
MCBC Holdings, Inc.†	1,735	51,495

		181,268

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	6,515	307,052
Avis Budget Group, Inc.†	6,282	176,650
CAI International, Inc.†	1,620	40,354
Herc Holdings, Inc.†	2,260	72,456
Hertz Global Holdings, Inc.†	5,160	70,950
Rent-A-Center, Inc.†	4,175	59,494
Textainer Group Holdings, Ltd.†	2,565	30,087

		757,043

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	3,662	324,051
SeaWorld Entertainment, Inc.†	5,168	134,988

		459,039

Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	6,402	126,119
American Eagle Outfitters, Inc.	15,181	350,074
Ascena Retail Group, Inc.†	16,477	63,436
Boot Barn Holdings, Inc.†	2,604	64,267
Buckle, Inc.	2,710	55,284
Caleres, Inc.	3,961	135,466
Cato Corp., Class A	2,134	41,144
Chico’s FAS, Inc.	12,030	92,270
Children’s Place, Inc.	1,520	227,088
DSW, Inc., Class A	6,464	171,619
Duluth Holdings, Inc., Class B†	777	23,877
Express, Inc.†	6,849	60,340
Francesca’s Holdings Corp.†	3,277	9,962
Genesco, Inc.†	1,830	78,306
Guess?, Inc.	5,420	115,121
J. Jill, Inc.†	1,546	7,807
New York & Co., Inc.†	2,724	10,787
Shoe Carnival, Inc.	999	40,689
Tailored Brands, Inc.	4,674	98,201
Tilly’s, Inc., Class A	1,363	24,180
Vera Bradley, Inc.†	2,134	28,147
Winmark Corp.	234	35,964

		1,860,148

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,849	51,365

Retail-Automobile — 0.3%
America’s Car-Mart, Inc.†	567	42,468
Asbury Automotive Group, Inc.†	1,896	123,430
Carvana Co.†	3,046	118,032
Group 1 Automotive, Inc.	1,804	104,163
Lithia Motors, Inc., Class A	2,160	192,413
Rush Enterprises, Inc., Class A	2,829	100,118
Rush Enterprises, Inc., Class B	418	15,073
Sonic Automotive, Inc., Class A	2,256	40,879

		736,576

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	12,657	173,907

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	3,613	20,630
Barnes & Noble, Inc.	5,609	35,505

		56,135

Retail-Building Products — 0.2%
At Home Group, Inc.†	4,161	113,762
Beacon Roofing Supply, Inc.†	6,417	179,098
BMC Stock Holdings, Inc.†	6,342	106,165
Foundation Building Materials, Inc.†	1,387	13,218
GMS, Inc.†	3,064	50,372
Tile Shop Holdings, Inc.	3,783	24,590

		487,205

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,086	35,990

Retail-Discount — 0.4%
Big Lots, Inc.	3,780	156,945
BJ’s Wholesale Club Holdings, Inc.†	6,673	147,807
Citi Trends, Inc.	1,196	30,295
Ollie’s Bargain Outlet Holdings, Inc.†	4,678	434,586

		769,633

Retail-Drug Store — 0.1%
Rite Aid Corp.†	99,042	118,850

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,678	32,029

Retail-Hair Salons — 0.0%
Regis Corp.†	3,332	56,111

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	961	18,980
Haverty Furniture Cos., Inc.	1,778	36,058
Kirkland’s, Inc.†	1,482	14,983
La-Z-Boy, Inc.	4,394	122,153
Lovesac Co.†	333	6,340
Pier 1 Imports, Inc.	7,690	12,227
RH†	1,814	209,898

		420,639

Retail-Jewelry — 0.2%
Movado Group, Inc.	1,480	56,995
Signet Jewelers, Ltd.	5,554	311,302

		368,297

Retail-Leisure Products — 0.1%
MarineMax, Inc.†	2,450	55,762
Party City Holdco, Inc.†	5,334	55,847

		111,609

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	29,546	43,433
Sears Holdings Corp.†	3,823	764

		44,197

Retail-Misc./Diversified — 0.5%
Container Store Group, Inc.†	1,501	8,871
Five Below, Inc.†	5,141	585,149
Gaia, Inc.†	1,059	15,472
GameStop Corp., Class A	9,435	137,751
Hudson, Ltd., Class A†	3,744	79,148
PriceSmart, Inc.	2,082	146,052
Sally Beauty Holdings, Inc.†	11,344	202,037

		1,174,480

Retail-Office Supplies — 0.1%
Office Depot, Inc.	52,267	133,804

Retail-Pawn Shops — 0.2%
EZCORP, Inc., Class A†	4,712	46,837
FirstCash, Inc.	4,090	328,836

		375,673

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	2,469	94,069
PetIQ, Inc.†	1,049	33,212
PetMed Express, Inc.	1,878	52,471

		179,752

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,305	201,760

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,095	77,110

Retail-Restaurants — 1.4%
Biglari Holdings, Inc., Class A†	7	5,250
Biglari Holdings, Inc., Class B†	89	12,683
BJ’s Restaurants, Inc.	1,945	118,995
Bloomin’ Brands, Inc.	7,885	157,306
Bojangles’, Inc.†	1,638	25,897
Brinker International, Inc.	4,130	179,036
Cannae Holdings, Inc.†	6,488	119,833
Carrols Restaurant Group, Inc.†	3,269	43,020
Cheesecake Factory, Inc.	4,023	194,472
Chuy’s Holdings, Inc.†	1,575	38,383
Cracker Barrel Old Country Store, Inc.	1,812	287,528
Dave & Buster’s Entertainment, Inc.	3,750	223,312
Del Frisco’s Restaurant Group, Inc.†	3,113	21,013
Del Taco Restaurants, Inc.†	2,924	31,872
Denny’s Corp.†	5,834	101,220
Dine Brands Global, Inc.	1,576	127,719
El Pollo Loco Holdings, Inc.†	2,018	25,245
Fiesta Restaurant Group, Inc.†	2,235	57,685
Habit Restaurants, Inc., Class A†	1,919	24,371
J Alexander’s Holdings, Inc.†	1,209	12,755
Jack in the Box, Inc.	2,559	201,982
Noodles & Co.†	1,318	12,429
Papa John’s International, Inc.	2,089	113,934
Potbelly Corp.†	2,155	25,170
Red Robin Gourmet Burgers, Inc.†	1,222	36,904
Ruth’s Hospitality Group, Inc.	2,718	73,468
Shake Shack, Inc., Class A†	2,320	122,705
Sonic Corp.	3,255	140,876
Texas Roadhouse, Inc.	6,382	385,856
Wingstop, Inc.	2,733	171,140
Zoe’s Kitchen, Inc.†	1,785	22,705

		3,114,764

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	1,889	6,630
Hibbett Sports, Inc.†	1,785	31,184
Sportsman’s Warehouse Holdings, Inc.†	3,494	17,575
Zumiez, Inc.†	1,746	40,612

		96,001

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	4,573	189,459

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	7,727	28,435

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	17,593	157,105
Capital Senior Living Corp.†	2,315	20,835

		177,940

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	4,774	147,469

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,313	52,544
Proto Labs, Inc.†	2,550	304,597
Raven Industries, Inc.	3,374	146,702
Trinseo SA	4,032	217,244

		721,087

Satellite Telecom — 0.2%
Intelsat SA†	4,294	111,902
Iridium Communications, Inc.†	9,033	178,944
Loral Space & Communications, Inc.†	1,208	53,949

		344,795

Savings & Loans/Thrifts — 1.3%
Axos Financial, Inc.†	5,570	169,105
Banc of California, Inc.	4,048	64,566
BankFinancial Corp.	1,273	17,975

Beneficial Bancorp, Inc.	6,422	100,376
Berkshire Hills Bancorp, Inc.	3,832	127,874
Brookline Bancorp, Inc.	7,435	115,242
BSB Bancorp, Inc.†	792	22,810
Capitol Federal Financial, Inc.	12,126	150,484
Community Bankers Trust Corp.†	2,020	17,210
Dime Community Bancshares, Inc.	3,053	49,214
Entegra Financial Corp.†	632	14,340
ESSA Bancorp, Inc.	894	14,438
First Defiance Financial Corp.	1,877	51,092
First Financial Northwest, Inc.	784	11,846
First Savings Financial Group, Inc.	171	11,050
Flagstar Bancorp, Inc.†	2,780	85,596
Flushing Financial Corp.	2,579	58,518
FS Bancorp, Inc.	297	13,407
Greene County Bancorp, Inc.	285	9,140
Hingham Institution for Savings	125	25,450
Home Bancorp, Inc.	736	29,249
HomeTrust Bancshares, Inc.†	1,648	44,924
Investors Bancorp, Inc.	23,266	260,114
Malvern Bancorp, Inc.†	601	12,206
Meridian Bancorp, Inc.	4,523	71,644
MutualFirst Financial, Inc.	550	19,531
Northfield Bancorp, Inc.	4,087	53,826
Northwest Bancshares, Inc.	9,004	145,325
OceanFirst Financial Corp.	4,469	113,155
Oconee Federal Financial Corp.	90	2,215
Oritani Financial Corp.	3,777	55,182
Pacific Premier Bancorp, Inc.†	4,289	125,367
People’s United Financial, Inc.	2,297	35,971
Provident Financial Services, Inc.	5,837	142,423
Prudential Bancorp, Inc.	835	15,005
Riverview Bancorp, Inc.	1,996	16,906
SI Financial Group, Inc.	1,044	13,823
Southern Missouri Bancorp, Inc.	668	22,492
Territorial Bancorp, Inc.	732	19,940
Timberland Bancorp, Inc.	614	17,818
United Community Financial Corp.	4,563	41,751
United Financial Bancorp, Inc.	4,772	73,727
Washington Federal, Inc.	7,857	221,253
Waterstone Financial, Inc.	2,398	39,183
WSFS Financial Corp.	2,838	120,700

		2,843,463

Schools — 0.5%
Adtalem Global Education, Inc.†	5,635	285,300
American Public Education, Inc.†	1,507	49,324
Cambium Learning Group, Inc.†	1,363	19,600
Career Education Corp.†	6,395	91,960
Chegg, Inc.†	10,204	278,365
K12, Inc.†	3,464	74,164
Laureate Education, Inc., Class A†	7,866	117,125
Strategic Education, Inc.	1,967	247,488

		1,163,326

Security Services — 0.1%
Brink’s Co.	4,731	313,760

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	1,986	11,141
ION Geophysical Corp.†	1,001	11,822

		22,963

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	5,767	215,916
Integrated Device Technology, Inc.†	12,200	571,082
MaxLinear, Inc.†	5,883	114,189
Power Integrations, Inc.	2,696	151,839

		1,053,026

Semiconductor Equipment — 0.6%
ACM Research, Inc., Class A†	787	7,516
Advanced Energy Industries, Inc.†	3,689	158,738
Aquantia Corp.†	2,027	19,378
Axcelis Technologies, Inc.†	3,016	52,056
Brooks Automation, Inc.	6,541	202,967
Cabot Microelectronics Corp.	2,396	233,898
Cohu, Inc.	3,729	77,563
Entegris, Inc.	13,359	354,548
FormFactor, Inc.†	6,958	85,166
Nanometrics, Inc.†	2,144	68,737
Ultra Clean Holdings, Inc.†	3,616	38,040
Veeco Instruments, Inc.†	4,550	43,270

		1,341,877

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	3,406	94,653
Northwest Pipe Co.†	898	15,993
Omega Flex, Inc.	274	16,577
TimkenSteel Corp.†	3,763	43,764

		170,987

Steel-Producers — 0.3%
AK Steel Holding Corp.†	29,644	109,683
Carpenter Technology Corp.	4,390	191,448
Commercial Metals Co.	10,959	208,878
Ryerson Holding Corp.†	1,498	13,752
Schnitzer Steel Industries, Inc., Class A	2,466	66,335
Shiloh Industries, Inc.†	1,387	12,608

		602,704

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	11,815	305,890
Universal Stainless & Alloy Products, Inc.†	789	15,496

		321,386

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,181	171,923

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,880	49,421

Telecom Equipment-Fiber Optics — 0.5%
Acacia Communications, Inc.†	2,574	88,726
Ciena Corp.†	13,488	421,635
Clearfield, Inc.†	1,057	12,705
Finisar Corp.†	11,043	184,308
Harmonic, Inc.†	7,832	43,154
KVH Industries, Inc.†	1,523	18,809
Oclaro, Inc.†	15,837	130,180
Viavi Solutions, Inc.†	21,395	246,684

		1,146,201

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	6,602	82,657
Fusion Connect, Inc.†	2,011	5,007
GTT Communications, Inc.†	3,993	143,349
HC2 Holdings, Inc.†	4,002	20,810
Ooma, Inc.†	1,720	25,869
ORBCOMM, Inc.†	6,884	65,605
RigNet, Inc.†	1,322	22,606
Spok Holdings, Inc.	1,722	24,143
Vonage Holdings Corp.†	20,808	275,914

		665,960

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	4,508	60,588
Aerohive Networks, Inc.†	3,123	11,961
Casa Systems, Inc.†	2,547	36,677
DASAN Zhone Solutions, Inc.†	553	7,189
Maxar Technologies, Ltd.	5,330	79,470
Plantronics, Inc.	3,121	184,045
Preformed Line Products Co.	288	18,202
Quantenna Communications, Inc.†	3,178	57,077

		455,209

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	4,316	61,244
Frontier Communications Corp.	9,816	47,215
Shenandoah Telecommunications Co.	4,394	167,060
Windstream Holdings, Inc.†	3,838	15,812

		291,331

Television — 0.5%
Central European Media Enterprises, Ltd., Class A†	8,108	27,405
Gray Television, Inc.†	7,518	130,137
Nexstar Media Group, Inc., Class A	4,213	315,511
Sinclair Broadcast Group, Inc., Class A	6,784	194,294
TEGNA, Inc.	20,405	235,474
World Wrestling Entertainment, Inc., Class A	4,050	293,989

		1,196,810

Textile-Apparel — 0.0%
Unifi, Inc.†	1,470	33,648

Textile-Products — 0.0%
Culp, Inc.	1,050	24,308

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	4,890	94,181
National CineMedia, Inc.	7,260	64,977
Reading International, Inc., Class A†	1,580	22,942

		182,100

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	4,743	35,525
Anika Therapeutics, Inc.†	1,341	47,954
Fennec Pharmaceuticals, Inc.†	1,091	7,942
Flexion Therapeutics, Inc.†	3,160	42,786
G1 Therapeutics, Inc.†	1,961	78,460
La Jolla Pharmaceutical Co.†	2,018	32,893
MannKind Corp.†	13,179	24,118
Mersana Therapeutics, Inc.†	1,185	7,406
Mirati Therapeutics, Inc.†	1,897	70,891
Portola Pharmaceuticals, Inc.†	6,126	120,621
Proteostasis Therapeutics, Inc.†	2,408	14,954
Recro Pharma, Inc.†	1,658	10,711
Vital Therapies, Inc.†	2,860	878
Xencor, Inc.†	4,348	142,266
Zafgen, Inc.†	2,867	27,839

		665,244

Tobacco — 0.2%
22nd Century Group, Inc.†	10,932	26,455
Pyxus International, Inc.†	789	18,731
Turning Point Brands, Inc.	745	30,620
Universal Corp.	2,325	157,774
Vector Group, Ltd.	9,638	130,306

		363,886

Toys — 0.0%
Funko, Inc., Class A†	988	18,624

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,116	15,166

Transactional Software — 0.1%
ACI Worldwide, Inc.†	10,797	270,897
InnerWorkings, Inc.†	4,051	29,126

		300,023

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	5,493	107,663
Atlas Air Worldwide Holdings, Inc.†	2,229	115,061

		222,724

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,538	265,102
General Finance Corp.†	917	11,921
Greenbrier Cos., Inc.	2,979	141,354
Willis Lease Finance Corp.†	290	10,040

		428,417

Transport-Marine — 0.4%
Ardmore Shipping Corp.†	3,144	20,310
Costamare, Inc.	4,589	24,322
DHT Holdings, Inc.	8,647	43,494
Dorian LPG, Ltd.†	2,608	20,734
Eagle Bulk Shipping, Inc.†	4,488	22,395
Frontline, Ltd.†	7,238	51,752
GasLog, Ltd.	3,833	78,423

Genco Shipping & Trading, Ltd.†	919	10,127
Golar LNG, Ltd.	8,904	238,449
International Seaways, Inc.†	2,046	44,009
Nordic American Tankers, Ltd.	13,198	34,183
Overseas Shipholding Group, Inc., Class A†	5,364	16,843
Safe Bulkers, Inc.†	4,785	12,106
Scorpio Bulkers, Inc.	5,475	34,821
Scorpio Tankers, Inc.	27,630	49,458
Ship Finance International, Ltd.	7,843	98,037
Teekay Corp.	6,447	42,744
Teekay Tankers, Ltd., Class A	17,987	19,966
Tidewater, Inc.†	2,253	60,493

		922,666

Transport-Services — 0.2%
CryoPort, Inc.†	2,428	26,951
Echo Global Logistics, Inc.†	2,632	67,669
Hub Group, Inc., Class A†	3,076	140,942
Matson, Inc.	3,987	139,864
Radiant Logistics, Inc.†	3,662	19,921
Universal Logistics Holdings, Inc.	782	21,247

		416,594

Transport-Truck — 0.4%
ArcBest Corp.	2,416	89,682
Covenant Transportation Group, Inc., Class A†	1,160	29,035
Daseke, Inc.†	3,860	23,469
Forward Air Corp.	2,761	165,632
Heartland Express, Inc.	4,399	85,649
Marten Transport, Ltd.	3,680	70,877
P.A.M. Transportation Services, Inc.†	205	12,017
Saia, Inc.†	2,412	151,618
US Xpress Enterprises, Inc. Class A†	1,972	18,990
USA Truck, Inc.†	745	14,654
Werner Enterprises, Inc.	4,500	144,855
YRC Worldwide, Inc.†	3,124	25,804

		832,282

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	6,834	98,546

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	1,814	15,510

Veterinary Diagnostics — 0.2%
Heska Corp.†	627	62,838
Neogen Corp.†	4,731	287,266

		350,104

Virtual Reality Products — 0.0%
Vuzix Corp.†	2,216	13,473

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	850	15,402
Natural Health Trends Corp.	693	15,759
Nature’s Sunshine Products, Inc.†	802	7,097
USANA Health Sciences, Inc.†	1,192	139,488

		177,746

Water — 0.3%
American States Water Co.	3,444	210,842
Artesian Resources Corp., Class A	746	27,296
California Water Service Group	4,519	189,798
Connecticut Water Service, Inc.	1,134	78,382
Consolidated Water Co., Ltd.	1,384	17,023
Global Water Resources, Inc.	1,017	11,329
Middlesex Water Co.	1,498	67,410
PICO Holdings, Inc.	1,900	21,698
SJW Group	1,621	98,443
York Water Co.	1,212	37,742

		759,963

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	1,026	17,186
Energy Recovery, Inc.†	3,391	25,432
Evoqua Water Technologies Corp.†	7,123	68,381
Pure Cycle Corp.†	1,608	16,225

		127,224

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	6,605	65,191
NIC, Inc.	6,056	80,605
Q2 Holdings, Inc.†	3,446	183,431

		329,227

Web Portals/ISP — 0.0%
Meet Group, Inc.†	6,556	28,912

Wire & Cable Products — 0.2%
Belden, Inc.	3,803	205,552
Encore Wire Corp.	1,917	84,731
Insteel Industries, Inc.	1,714	44,770

		335,053

Wireless Equipment — 0.3%
CalAmp Corp.†	3,231	64,426
Gogo, Inc.†	5,429	31,054
InterDigital, Inc.	3,256	231,013
pdvWireless, Inc.†	880	35,640
Ribbon Communications, Inc.†	4,959	33,721
ViaSat, Inc.†	5,210	332,190

		728,044

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	3,275	41,101

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,591	93,222
ViewRay, Inc.†	5,673	49,072

		142,294

Total Long-Term Investment Securities (cost $192,118,968)		189,542,383

SHORT-TERM INVESTMENT SECURITIES — 1.1%
U.S. Government Treasuries — 1.1%
United States Treasury Bills 1.96% due 11/01/2018(2)	$120,000	120,000
1.99% due 11/15/2018(2)	750,000	749,384

2.01% due 11/29/2018(2)	45,000	44,924
2.02% due 12/06/2018(2)	800,000	798,342
2.05% due 11/01/2018(2)	50,000	50,000
2.05% due 11/08/2018(2)	100,000	99,959
2.15% due 01/10/2019(2)	100,000	99,568
2.17% due 12/27/2018(2)	100,000	99,658
2.23% due 02/07/2019(2)	200,000	198,753
2.30% due 04/25/2019(2)	100,000	98,832

Total Short-Term Investment Securities (cost $2,359,650)		2,359,420

REPURCHASE AGREEMENTS — 12.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $26,820,313 and collateralized by $22,675,000 of United States Treasury Bonds, bearing interest at 3.25% due 11/15/2028 and having an approximate value of $27,357,886 (cost $26,820,000)	26,820,000	26,820,000

TOTAL INVESTMENTS (cost $221,298,618)	100.0%	218,721,803
Other assets less liabilities	0.0	18,443

NET ASSETS	100.0%	$218,740,246

† Non-income producing security

(1) Security classified as Level 3 (See Note 1).

(2) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
384	Long	E-Mini Russell 2000 Index	December 2018	31,237,866	29,028,480	(2,209,386)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals - Plastic	$277,765	$—	$2,890	$280,655
Finance-Commercial	133,986	—	1,215	135,201
Other Industries	189,126,527	—	—	189,126,527
Short-Term Securities	—	2,359,420	—	2,359,420
Repurchase Agreements	—	26,820,000	—	26,820,000

Total Investments at Value	$189,538,278	$29,179,420	$4,105	$218,721,803

LIABILITIES:
Other Financial Instruments:
Futures Contracts	$2,209,386	—	—	$2,209,386

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 77.8%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	484	$35,971
WPP PLC	8,292	94,093

		130,064

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	967	50,620

Aerospace/Defense — 1.6%
Boeing Co.	2,521	894,602
Meggitt PLC	17,457	118,083
Northrop Grumman Corp.	1,586	415,453
Spirit AeroSystems Holdings, Inc., Class A	375	31,504
Teledyne Technologies, Inc.†	140	30,979

		1,490,621

Aerospace/Defense-Equipment — 0.2%
Harris Corp.	734	109,153
HEICO Corp.	60	5,030
HEICO Corp., Class A	273	18,198
L3 Technologies, Inc.	145	27,473
United Technologies Corp.	255	31,674

		191,528

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	274	13,160

Agricultural Operations — 0.1%
Bunge, Ltd.	615	38,007
Cadiz, Inc.†	970	10,786

		48,793

Airlines — 0.5%
Alaska Air Group, Inc.	1,630	100,115
Allegiant Travel Co.	87	9,930
American Airlines Group, Inc.	2,905	101,908
Delta Air Lines, Inc.	2,610	142,845
Hawaiian Holdings, Inc.	440	15,228
United Continental Holdings, Inc.†	1,131	96,712

		466,738

Apparel Manufacturers — 0.4%
Burberry Group PLC	4,445	102,828
Kering SA	201	89,125
Moncler SpA	2,538	88,042
Oxford Industries, Inc.	180	16,016
Samsonite International SA*	15,300	43,833

		339,844

Appliances — 0.0%
iRobot Corp.†	147	12,961

Applications Software — 3.4%
CDK Global, Inc.	480	27,475
Intuit, Inc.	1,092	230,412
Microsoft Corp.	18,969	2,026,079
Nuance Communications, Inc.†	1,350	23,477
Red Hat, Inc.†	1,353	232,229
salesforce.com, Inc.†	2,142	293,968
ServiceNow, Inc.†	1,357	245,671
Upland Software, Inc.†	430	13,562

		3,092,873

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,767	132,596

Audio/Video Products — 0.2%
Panasonic Corp.	10,100	111,360
Sony Corp.	1,300	69,966

		181,326

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	913	78,755
Ferrari NV	96	11,242
Honda Motor Co., Ltd.	1,800	51,487
Suzuki Motor Corp.	2,000	99,787
Tesla, Inc.†	569	191,935
Toyota Motor Corp.	3,600	210,794

		644,000

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,799	102,921

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	1,200	46,963
Aptiv PLC	1,255	96,384
Autoliv, Inc.	332	27,669
Autoliv, Inc. SDR	796	65,855
Garrett Motion, Inc.†	91	1,381
Lear Corp.	206	27,377
Magna International, Inc.	4,613	227,144
Stanley Electric Co., Ltd.	1,600	47,222
Tenneco, Inc.	400	13,772
Veoneer, Inc.†	236	7,925
Veoneer, Inc. SDR†	729	24,392

		586,084

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	360	19,480

Banks-Commercial — 2.3%
ABN AMRO Group NV CVA*	3,447	84,683
Australia & New Zealand Banking Group, Ltd.	7,223	133,536
BankUnited, Inc.	730	24,163
Commerzbank AG†	3,115	29,408
Danske Bank A/S	3,514	67,214
DBS Group Holdings, Ltd.	7,600	128,956
DNB ASA	9,397	169,461
Erste Group Bank AG	1,925	78,330
Farmers & Merchants Bancorp, Inc.	460	18,699
First Interstate BancSystem, Inc., Class A	460	19,072
First Republic Bank	2,057	187,166
FNB Corp.	2,030	24,015
Hilltop Holdings, Inc.	1,030	20,497
Home BancShares, Inc.	1,170	22,277
ING Groep NV	11,709	138,529
Intesa Sanpaolo SpA	31,529	69,705
LegacyTexas Financial Group, Inc.	580	22,347
Meta Financial Group, Inc.	772	19,485
National Bank of Canada	2,687	121,976
Nordea Bank Abp	17,130	148,984
PacWest Bancorp	670	27,215
Park National Corp.	210	19,194
Popular, Inc.	550	28,605
Prosperity Bancshares, Inc.	340	22,110
Signature Bank	244	26,816
Standard Chartered PLC	9,841	69,079
Sumitomo Mitsui Trust Holdings, Inc.	2,400	96,689
Svenska Handelsbanken AB, Class A	11,929	129,471

TCF Financial Corp.	1,080	22,550
United Bankshares, Inc.	730	24,214
United Overseas Bank, Ltd.	3,800	67,030
Webster Financial Corp.	210	12,356
Western Alliance Bancorp†	550	26,532

		2,100,364

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	2,371	112,219
Northern Trust Corp.	16	1,505
State Street Corp.	3,142	216,013

		329,737

Banks-Super Regional — 1.7%
Capital One Financial Corp.	255	22,771
Fifth Third Bancorp	3,780	102,022
KeyCorp	1,089	19,776
PNC Financial Services Group, Inc.	1,797	230,897
US Bancorp	5,805	303,427
Wells Fargo & Co.	15,872	844,867

		1,523,760

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	370	21,745
EnerSys	300	23,871

		45,616

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	2,601	124,536
Keurig Dr Pepper, Inc.	1,688	43,888
National Beverage Corp.†	135	12,481
PepsiCo, Inc.	2,401	269,824
Primo Water Corp.†	610	10,169

		460,898

Beverages-Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A	101	20,122
Diageo PLC	5,592	193,412
MGP Ingredients, Inc.	170	12,099

		225,633

Brewery — 0.1%
Kirin Holdings Co., Ltd.	2,000	47,691
New Age Beverages Corp.†	1,400	6,342

		54,033

Broadcast Services/Program — 0.0%
MSG Networks, Inc., Class A†	640	16,352

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	409	18,335
NCI Building Systems, Inc.†	720	8,820

		27,155

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	350	15,967

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	863	27,590

Building Products-Cement — 0.0%
Vulcan Materials Co.	105	10,620

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	260	9,386
Griffon Corp.	710	8,605
Masonite International Corp.†	210	11,632

		29,623

Building-Heavy Construction — 0.0%
Aegion Corp.†	820	15,875
Dycom Industries, Inc.†	201	13,644
Goldfield Corp.†	1,300	4,810

		34,329

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	1,300	12,220
NVR, Inc.†	22	49,259
Persimmon PLC	3,361	98,473

		159,952

Cable/Satellite TV — 0.6%
Cable One, Inc.	16	14,332
Charter Communications, Inc., Class A†	99	31,717
Comcast Corp., Class A	11,223	428,045
Liberty Broadband Corp., Class C†	708	58,714
Liberty Global PLC, Class A†	140	3,588
Liberty Global PLC, Class C†	678	16,977

		553,373

Capacitors — 0.0%
KEMET Corp.†	280	6,098

Casino Hotels — 0.3%
Las Vegas Sands Corp.	1,779	90,782
MGM Resorts International	5,436	145,032
Wynn Resorts, Ltd.	51	5,131

		240,945

Casino Services — 0.0%
Eldorado Resorts, Inc.†	490	17,885
Scientific Games Corp.†	250	5,565

		23,450

Cellular Telecom — 0.3%
8x8, Inc.†	1,180	20,284
America Movil SAB de CV, Series L ADR	2,927	42,119
Sprint Corp.†	1,250	7,650
T-Mobile US, Inc.†	405	27,763
Telstra Corp., Ltd.	7,159	15,657
Vodafone Group PLC ADR	7,576	143,414

		256,887

Chemicals-Diversified — 0.7%
AdvanSix, Inc.†	380	10,541
Asahi Kasei Corp.	8,800	105,402
BASF SE	1,481	114,085
Celanese Corp.	281	27,240
Covestro AG*	913	59,032
DowDuPont, Inc.	3,566	192,279
Johnson Matthey PLC	2,412	91,539
PPG Industries, Inc.	608	63,895
Tosoh Corp.	1,200	15,800

		679,813

Chemicals-Specialty — 0.3%
Chemours Co.	620	20,466
Minerals Technologies, Inc.	298	16,316
NewMarket Corp.	57	22,000
Platform Specialty Products Corp.†	1,220	13,200
Rogers Corp.†	123	15,136
Sensient Technologies Corp.	338	21,923
Umicore SA	1,975	92,979
Valvoline, Inc.	1,220	24,302

		226,322

Circuit Boards — 0.0%
TTM Technologies, Inc.†	660	7,722

Coal — 0.0%
Arch Coal, Inc., Class A	158	15,152
CONSOL Energy, Inc.†	210	8,367

		23,519

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	840	20,731
RPM International, Inc.	2,171	132,800
Sherwin-Williams Co.	245	96,400

		249,931

Commercial Services — 0.2%
Cintas Corp.	62	11,276
CoStar Group, Inc.†	106	38,310
Ecolab, Inc.	144	22,054
Macquarie Infrastructure Corp.	197	7,279
Nielsen Holdings PLC	4,090	106,258

		185,177

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	673	96,966
Equifax, Inc.	799	81,051
Euronet Worldwide, Inc.†	239	26,572
FleetCor Technologies, Inc.†	98	19,603
Global Payments, Inc.	1,150	131,364
Green Dot Corp., Class A†	300	22,722
IHS Markit, Ltd.†	32	1,681
MarketAxess Holdings, Inc.	150	31,450
PayPal Holdings, Inc.†	2,730	229,839
S&P Global, Inc.	614	111,944
Square, Inc., Class A†	235	17,261
TransUnion	704	46,288
Worldpay, Inc., Class A†	1,658	152,271

		969,012

Computer Aided Design — 0.1%
Synopsys, Inc.†	755	67,595

Computer Services — 0.5%
Accenture PLC, Class A	1,797	283,243
Conduent, Inc.†	1,060	20,246
Infosys, Ltd. ADR	7,922	75,021
Presidio, Inc.	650	8,710
Science Applications International Corp.	210	14,597
Sykes Enterprises, Inc.†	570	17,482

		419,299

Computer Software — 0.1%
Cloudera, Inc.†	920	12,659
j2 Global, Inc.	260	18,938
Splunk, Inc.†	460	45,927
Veritone, Inc.†	430	2,967
Yext, Inc.†	610	11,724

		92,215

Computers — 1.1%
Apple, Inc.	4,439	971,520
Dell Technologies, Inc., Class V†	357	32,269
Hewlett Packard Enterprise Co.	1,358	20,709

		1,024,498

Computers-Integrated Systems — 0.0%
NCR Corp.†	670	17,990
NetScout Systems, Inc.†	550	13,893

		31,883

Computers-Other — 0.0%
3D Systems Corp.†	630	7,610

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	600	3,840
Qumu Corp.†	2,000	4,640

		8,480

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	537	26,603
FTI Consulting, Inc.†	240	16,587
Gartner, Inc.†	185	27,291

		70,481

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	1,887	196,814

Containers-Metal/Glass — 0.3%
Ball Corp.	5,810	260,288
Greif, Inc., Class B	270	13,867

		274,155

Containers-Paper/Plastic — 0.2%
Amcor, Ltd.	7,573	71,371
Bemis Co., Inc.	510	23,343
Sealed Air Corp.	435	14,076
Sonoco Products Co.	450	24,561

		133,351

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	362	21,557
Coty, Inc., Class A	930	9,811
Edgewell Personal Care Co.†	224	10,748
Essity AB, Class B	1,440	32,848
L’Oreal SA	633	142,547
Pola Orbis Holdings, Inc.	1,400	37,249
Procter & Gamble Co.	1,354	120,073
Unilever PLC	6,182	327,359
Veru, Inc.†	1,800	2,178

		704,370

Cruise Lines — 0.2%
Carnival Corp.	893	50,044
Norwegian Cruise Line Holdings, Ltd.†	262	11,546
Royal Caribbean Cruises, Ltd.	752	78,757

		140,347

Data Processing/Management — 0.5%
CSG Systems International, Inc.	320	11,232
Dun & Bradstreet Corp.	157	22,338
Fidelity National Information Services, Inc.	2,520	262,332
First Data Corp., Class A†	1,400	26,236
Fiserv, Inc.†	1,285	101,900

		424,038

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	56	12,387

Diagnostic Equipment — 1.2%
Accelerate Diagnostics, Inc.†	480	7,171
Danaher Corp.	4,995	496,503
Repligen Corp.†	340	18,435
Thermo Fisher Scientific, Inc.	2,420	565,433

		1,087,542

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	2,395	152,634

Distribution/Wholesale — 0.1%
Dorman Products, Inc.†	275	21,728
EnviroStar, Inc.	330	13,711
HD Supply Holdings, Inc.†	826	31,033
SiteOne Landscape Supply, Inc.†	220	14,969
Systemax, Inc.	290	9,370
WESCO International, Inc.†	390	19,570

		110,381

Diversified Banking Institutions — 2.5%
Bank of America Corp.	2,207	60,693
Barclays PLC ADR	2,247	19,751
BNP Paribas SA	3,213	167,540
Citigroup, Inc.	3,303	216,214
Goldman Sachs Group, Inc.	22	4,958
JPMorgan Chase & Co.	10,509	1,145,691
Lloyds Banking Group PLC	163,580	119,591
Macquarie Group, Ltd.	1,436	119,533
Mitsubishi UFJ Financial Group, Inc.	27,400	165,839
Morgan Stanley	5,889	268,892

		2,288,702

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)(3)	1,708	9,582

Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	570	13,594
Carlisle Cos., Inc.	274	26,466
Fabrinet†	320	13,862
General Electric Co.	14,447	145,915
Illinois Tool Works, Inc.	1,470	187,528
Siemens AG	2,258	260,193
Textron, Inc.	572	30,676

		678,234

Diversified Minerals — 0.2%
BHP Billiton PLC	4,800	95,891
BHP Billiton, Ltd.	1,033	23,904
Sumitomo Metal Mining Co., Ltd.	2,000	62,781

		182,576

Diversified Operations — 0.2%
CK Hutchison Holdings, Ltd.	12,500	125,588
Spectrum Brands Holdings, Inc.	129	8,379

		133,967

Drug Delivery Systems — 0.0%
DexCom, Inc.†	220	29,209
Heron Therapeutics, Inc.†	330	9,161

		38,370

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	3,054	434,523
Amazon.com, Inc.†	1,018	1,626,774

		2,061,297

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	315	590,493
Ctrip.com International, Ltd. ADR†	12	399
GrubHub, Inc.†	320	29,677
IAC/InterActiveCorp†	273	53,669
TrueCar, Inc.†	730	8,307
Zillow Group, Inc., Class A†	70	2,826
Zillow Group, Inc., Class C†	230	9,260

		694,631

E-Marketing/Info — 0.1%
CyberAgent, Inc.	1,300	55,642

E-Services/Consulting — 0.0%
CDW Corp.	414	37,264

Electric Products-Misc. — 0.1%
Legrand SA	1,032	67,456
Novanta, Inc.†	210	12,224

		79,680

Electric-Distribution — 0.4%
Sempra Energy	3,366	370,664
Spark Energy, Inc., Class A	530	3,954

		374,618

Electric-Generation — 0.3%
E.ON SE	3,918	37,960
Electric Power Development Co., Ltd.	3,400	92,509
Engie SA	9,908	132,100
Sembcorp Industries, Ltd.	11,200	22,847

		285,416

Electric-Integrated — 1.6%
DTE Energy Co.	1,119	125,775
Duke Energy Corp.	2,125	175,589
Entergy Corp.	1,264	106,113
Evergy, Inc.	1,820	101,902
Eversource Energy	230	14,550
MDU Resources Group, Inc.	960	23,962
NextEra Energy, Inc.	2,966	511,635
NorthWestern Corp.	400	23,504
PG&E Corp.†	1,618	75,738
Southern Co.	5,667	255,185
SSE PLC	1,821	26,530

		1,440,483

Electronic Components-Misc. — 0.3%
Applied Optoelectronics, Inc.†	190	3,730
Atkore International Group, Inc.†	540	10,400

Corning, Inc.	4,566	145,884
Knowles Corp.†	720	11,650
Omron Corp.	1,600	64,635
Sensata Technologies Holding PLC†	809	37,942

		274,241

Electronic Components-Semiconductors — 1.4%
Amkor Technology, Inc.†	1,580	11,297
Broadcom, Inc.	1,024	228,854
EMCORE Corp.†	540	2,662
GSI Technology, Inc.†	480	2,837
Hamamatsu Photonics KK	1,100	36,707
Impinj, Inc.†	160	3,136
Inphi Corp.†	420	13,440
Intel Corp.	885	41,489
MACOM Technology Solutions Holdings, Inc.†	380	5,347
Microchip Technology, Inc.	1,718	113,010
Micron Technology, Inc.†	2,425	91,471
NVIDIA Corp.	857	180,681
QuickLogic Corp.†	3,500	2,975
Samsung Electronics Co., Ltd.	4,629	173,123
Texas Instruments, Inc.	3,661	339,851
Xilinx, Inc.	352	30,050

		1,276,930

Electronic Connectors — 0.2%
Amphenol Corp., Class A	511	45,734
TE Connectivity, Ltd.	1,740	131,231

		176,965

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	3,329	215,686
Fortive Corp.	3,400	252,450
Keysight Technologies, Inc.†	2,324	132,654

		600,790

Electronic Parts Distribution — 0.1%
Avnet, Inc.	440	17,631
SYNNEX Corp.	154	11,952
Tech Data Corp.†	174	12,295

		41,878

Electronic Security Devices — 0.0%
Identiv, Inc.†	700	4,091
Resideo Technologies, Inc.†	407	8,564

		12,655

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	217	16,095
Sunworks, Inc.†	4,000	1,525

		17,620

Engineering/R&D Services — 0.0%
Argan, Inc.	330	14,527

Enterprise Software/Service — 0.4%
Asure Software, Inc.†	480	5,347
Benefitfocus, Inc.†	210	7,461
Black Knight, Inc.†	273	13,314
Coupa Software, Inc.†	390	25,284
Evolent Health, Inc., Class A†	580	12,876
LiveRamp Holdings, Inc.†	460	21,013
Manhattan Associates, Inc.†	480	22,915
Oracle Corp.	877	42,833
Ultimate Software Group, Inc.†	112	29,862
Workday, Inc., Class A†	1,035	137,676

		318,581

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,538	106,199
Electronic Arts, Inc.†	728	66,233
Take-Two Interactive Software, Inc.†	56	7,217

		179,649

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	1,792	45,535
Credit Acceptance Corp.†	42	17,825

		63,360

Finance-Consumer Loans — 0.1%
SLM Corp.†	1,790	18,151
Synchrony Financial	1,706	49,269

		67,420

Finance-Credit Card — 1.7%
American Express Co.	560	57,529
Credit Saison Co., Ltd.	2,800	44,412
Mastercard, Inc., Class A	2,413	476,977
Visa, Inc., Class A	6,947	957,644

		1,536,562

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	6,610	305,647
Close Brothers Group PLC	1,049	19,725
Piper Jaffray Cos.	240	16,651
TD Ameritrade Holding Corp.	7,086	366,488

		708,511

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,200	47,142

Finance-Mortgage Loan/Banker — 0.0%
Ellie Mae, Inc.†	342	22,668
LendingTree, Inc.†	57	11,496

		34,164

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	219	24,714
CME Group, Inc.	88	16,125
Intercontinental Exchange, Inc.	3,456	266,250
WageWorks, Inc.†	230	9,157

		316,246

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	5,197

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	4,751

Food-Catering — 0.1%
Aramark	750	26,940
Compass Group PLC	4,528	89,094

		116,034

Food-Confectionery — 0.0%
Hostess Brands, Inc.†	690	7,176

Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	8,952	536,404

Food-Misc./Diversified — 1.2%
Conagra Brands, Inc.	3,698	131,645
Ingredion, Inc.	196	19,831
Kraft Heinz Co.	1,796	98,726
Lancaster Colony Corp.	112	19,195
McCormick & Co., Inc.	475	68,400
Mondelez International, Inc., Class A	4,142	173,881
Nestle SA	6,319	532,936
Wilmar International, Ltd.	30,500	69,467

		1,114,081

Food-Retail — 0.2%
Kroger Co.	2,073	61,693
Seven & i Holdings Co., Ltd.	3,000	129,822

		191,515

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	640	18,669

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	610	17,428

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	400	16,648
Service Corp. International	675	27,992

		44,640

Garden Products — 0.0%
Toro Co.	460	25,912

Gas-Distribution — 0.5%
Atmos Energy Corp.	1,878	174,804
Beijing Enterprises Holdings, Ltd.	9,500	51,520
National Grid PLC	9,364	99,235
NiSource, Inc.	4,491	113,892
ONE Gas, Inc.	297	23,436
UGI Corp.	640	33,959

		496,846

Golf — 0.0%
Acushnet Holdings Corp.	810	19,788

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	460	22,986

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	1,917	136,433
Marcus Corp.	520	20,290
Marriott International, Inc., Class A	1,945	227,351
Playa Hotels & Resorts NV†	750	6,443
Wyndham Destinations, Inc.†	630	22,604
Wyndham Hotels & Resorts, Inc.	500	24,645

		437,766

Human Resources — 0.1%
Barrett Business Services, Inc.	200	12,584
ManpowerGroup, Inc.	227	17,318
Recruit Holdings Co., Ltd.	3,200	85,763

		115,665

Import/Export — 0.3%
Castle Brands, Inc.†	4,200	3,984
Mitsubishi Corp.	3,600	101,048
Sumitomo Corp.	11,900	179,967

		284,999

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	370	6,567
SMC Corp.	200	63,618
THK Co., Ltd.	4,100	90,178

		160,363

Industrial Gases — 0.4%
Air Liquide SA	773	93,636
Air Products & Chemicals, Inc.	1,406	217,016
Linde PLC	296	48,979

		359,631

Instruments-Controls — 0.5%
Honeywell International, Inc.	3,247	470,231

Insurance Brokers — 0.9%
Aon PLC	824	128,692
Marsh & McLennan Cos., Inc.	4,238	359,171
Willis Towers Watson PLC	2,063	295,339

		783,202

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	12,600	95,836
Aviva PLC	13,628	74,559
AXA Equitable Holdings, Inc.	2,621	53,180
Brighthouse Financial, Inc.†	103	4,082
Challenger, Ltd.	12,703	92,579
Health Insurance Innovations, Inc., Class A†	350	17,115
Prudential Financial, Inc.	584	54,767
Prudential PLC	7,529	151,032
Sun Life Financial, Inc.	3,826	140,113
Trupanion, Inc.†	410	10,357

		693,620

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	283	28,308
American National Insurance Co.	154	18,979
AXA SA	7,016	175,635
Chubb, Ltd.	3,807	475,532
CNA Financial Corp.	179	7,763
Direct Line Insurance Group PLC	26,709	112,412
Loews Corp.	145	6,751
MetLife, Inc.	1,046	43,085
Ping An Insurance Group Co. of China, Ltd.	11,000	104,104
Storebrand ASA	12,347	102,514
Voya Financial, Inc.	1,258	55,050
Zurich Insurance Group AG	412	127,839

		1,257,972

Insurance-Property/Casualty — 0.7%
Alleghany Corp.	52	31,235
Arch Capital Group, Ltd.†	1,285	36,456
Berkshire Hathaway, Inc., Class B†	608	124,810
Fidelity National Financial, Inc.	1,152	38,534
James River Group Holdings, Ltd.	340	13,090
Markel Corp.†	27	29,518

Mercury General Corp.	320	18,979
Progressive Corp.	2,377	165,677
RSA Insurance Group PLC	6,328	45,628
Tokio Marine Holdings, Inc.	3,100	146,356
White Mountains Insurance Group, Ltd.	25	22,167

		672,450

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	379	23,350
Axis Capital Holdings, Ltd.	270	15,063
Muenchener Rueckversicherungs-Gesellschaft AG	754	162,305
Reinsurance Group of America, Inc.	225	32,033
RenaissanceRe Holdings, Ltd.	165	20,157

		252,908

Internet Application Software — 0.3%
Okta, Inc.†	450	26,262
Tencent Holdings, Ltd.	7,200	244,044

		270,306

Internet Content-Entertainment — 1.2%
Facebook, Inc., Class A†	5,359	813,443
Netflix, Inc.†	767	231,465
Pandora Media, Inc.†	1,450	12,325
YY, Inc., ADR†	1,001	63,964

		1,121,197

Internet Security — 0.1%
Imperva, Inc.†	270	14,945
Palo Alto Networks, Inc.†	148	27,090
Symantec Corp.	2,429	44,086

		86,121

Investment Companies — 0.1%
Melrose Industries PLC	24,066	51,787

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	631	80,288
Franklin Resources, Inc.	1,467	44,744
GAM Holding AG	3,273	18,944
Raymond James Financial, Inc.	596	45,707

		189,683

Lasers-System/Components — 0.0%
Coherent, Inc.†	111	13,669

Lighting Products & Systems — 0.0%
Universal Display Corp.	136	16,729

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	130	15,772
Oshkosh Corp.	437	24,533

		40,305

Machinery-Electrical — 0.3%
ABB, Ltd.	5,158	103,691
BWX Technologies, Inc.	440	25,722
Mitsubishi Electric Corp.	14,100	178,328

		307,741

Machinery-General Industrial — 0.5%
Middleby Corp.†	185	20,775
Roper Technologies, Inc.	1,413	399,738
Tennant Co.	240	14,669
Wabtec Corp.	491	40,272

		475,454

Machinery-Pumps — 0.0%
Flowserve Corp.	459	21,068

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	615	8,592

Medical Information Systems — 0.0%
athenahealth, Inc.†	130	16,580
Medical Transcription Billing Corp.†	1,100	5,555

		22,135

Medical Instruments — 1.0%
Boston Scientific Corp.†	1,921	69,425
Elekta AB, Series B	5,657	71,669
Intuitive Surgical, Inc.†	569	296,551
Medtronic PLC	4,333	389,190
NuVasive, Inc.†	370	20,783
Teleflex, Inc.	147	35,389
TransEnterix, Inc.†	2,700	8,829

		891,836

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	1,200	29,164

Medical Products — 2.2%
Abbott Laboratories	935	64,459
Becton Dickinson and Co.	3,244	747,742
Cooper Cos., Inc.	175	45,204
Glaukos Corp.†	250	14,485
GN Store Nord A/S	2,003	84,816
Hologic, Inc.†	1,629	63,515
Inogen, Inc.†	88	16,682
Koninklijke Philips NV	6,292	234,567
MiMedx Group, Inc.†	750	4,365
Nuvectra Corp.†	760	15,208
Penumbra, Inc.†	145	19,720
Pulse Biosciences, Inc.†	400	5,124
Siemens Healthineers AG†*	1,354	56,103
Stryker Corp.	3,428	556,090
Tactile Systems Technology, Inc.†	340	22,263
West Pharmaceutical Services, Inc.	290	30,717
Zimmer Biomet Holdings, Inc.	398	45,209

		2,026,269

Medical-Biomedical/Gene — 1.2%
Aldeyra Therapeutics, Inc.†	510	5,493
Alexion Pharmaceuticals, Inc.†	1,562	175,053
Alnylam Pharmaceuticals, Inc.†	190	15,282
Amgen, Inc.	232	44,727
Anavex Life Sciences Corp.†	1,100	2,651
BioCryst Pharmaceuticals, Inc.†	1,300	9,516
Biogen, Inc.†	108	32,861
BioMarin Pharmaceutical, Inc.†	417	38,435
Bluebird Bio, Inc.†	140	16,058
Cara Therapeutics, Inc.†	470	8,808
Celgene Corp.†	1,143	81,839
ChemoCentryx, Inc.†	730	7,899

Cleveland BioLabs, Inc.†	1,100	1,859
CSL, Ltd.	369	49,488
Exact Sciences Corp.†	290	20,605
Exelixis, Inc.†	810	11,235
Five Prime Therapeutics, Inc.†	450	5,463
Gilead Sciences, Inc.	713	48,612
Illumina, Inc.†	3	933
Immunomedics, Inc.†	600	13,518
Incyte Corp.†	88	5,704
Intercept Pharmaceuticals, Inc.†	201	19,298
Lexicon Pharmaceuticals, Inc.†	840	6,577
Loxo Oncology, Inc.†	108	16,487
Medicines Co.†	330	7,676
Ovid therapeutics, Inc.†	261	1,339
PolarityTE, Inc.†	260	3,962
Puma Biotechnology, Inc.†	92	3,409
Radius Health, Inc.†	300	4,749
Regeneron Pharmaceuticals, Inc.†	16	5,428
Rexahn Pharmaceuticals, Inc.†	1,900	2,185
Savara, Inc.†	760	6,840
Seattle Genetics, Inc.†	400	22,452
Selecta Biosciences, Inc.†	1,310	6,733
Shire PLC ADR	619	112,534
Spectrum Pharmaceuticals, Inc.†	730	8,687
Theravance Biopharma, Inc.†	380	9,223
United Therapeutics Corp.†	166	18,403
Vertex Pharmaceuticals, Inc.†	1,494	253,173
WaVe Life Sciences, Ltd.†	180	8,404
ZIOPHARM Oncology, Inc.†	1,400	2,772

		1,116,370

Medical-Drugs — 4.0%
AbbVie, Inc.	325	25,301
Achaogen, Inc.†	410	1,579
Aclaris Therapeutics, Inc.†	360	4,280
Aimmune Therapeutics, Inc.†	410	10,898
Alkermes PLC†	420	17,149
Allergan PLC	236	37,290
Astellas Pharma, Inc.	12,100	186,655
Bayer AG	2,889	221,806
Bristol-Myers Squibb Co.	314	15,870
Corbus Pharmaceuticals Holdings, Inc.†	710	4,729
Eagle Pharmaceuticals, Inc.†	80	3,939
Eli Lilly & Co.	1,039	112,669
GlaxoSmithKline PLC ADR	3,768	147,178
Horizon Pharma PLC†	740	13,475
Johnson & Johnson	2,397	335,556
Jounce Therapeutics, Inc.†	460	1,858
Merck & Co., Inc.	6,799	500,474
Novartis AG	4,048	353,497
Novo Nordisk A/S, Class B	1,334	57,615
Pacira Pharmaceuticals, Inc.†	200	9,778
Pfizer, Inc.	21,492	925,446
Prestige Consumer Healthcare, Inc.†	340	12,294
Progenics Pharmaceuticals, Inc.†	1,040	5,210
Ra Pharmaceuticals, Inc.†	240	3,437
Roche Holding AG	1,184	287,296
Sanofi	2,005	179,208
Syros Pharmaceuticals, Inc.†	1,080	7,106
TESARO, Inc.†	251	7,249
TherapeuticsMD, Inc.†	1,700	8,313
Zoetis, Inc.	1,690	152,354

		3,649,509

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	560	7,006
Perrigo Co. PLC	97	6,819
Teligent, Inc.†	820	2,632

		16,457

Medical-HMO — 2.2%
Anthem, Inc.	1,167	321,590
Centene Corp.†	760	99,043
Cigna Corp.	2,211	472,734
Humana, Inc.	241	77,219
Molina Healthcare, Inc.†	159	20,156
UnitedHealth Group, Inc.	3,770	985,290
WellCare Health Plans, Inc.†	165	45,538

		2,021,570

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	468	62,492
LifePoint Health, Inc.†	230	14,918
Tenet Healthcare Corp.†	460	11,836
Universal Health Services, Inc., Class B	49	5,956

		95,202

Medical-Outpatient/Home Medical — 0.0%
LHC Group, Inc.†	234	21,395

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	38	3,344
Diplomat Pharmacy, Inc.†	480	9,523

		12,867

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	380	15,914

Metal-Copper — 0.1%
Antofagasta PLC	6,355	63,678
Southern Copper Corp.	195	7,476

		71,154

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	770	41,752
South32, Ltd.	19,350	49,506

		91,258

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.†	1,070	11,513

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG†	694	62,885

Multimedia — 0.4%
E.W. Scripps Co., Class A	270	4,541
Liberty Media Corp. - Liberty Formula One, Series C†	230	7,609
Twenty-First Century Fox, Inc., Class A	2,393	108,929
Twenty-First Century Fox, Inc., Class B	2,346	105,992
Walt Disney Co.	1,543	177,183

		404,254

Networking Products — 0.6%
Cisco Systems, Inc.	10,284	470,493
Infinera Corp.†	950	5,263
Lantronix, Inc.†	1,000	3,790
Telefonaktiebolaget LM Ericsson, Class B	6,471	56,212

		535,758

Non-Ferrous Metals — 0.1%
Independence Group NL	21,028	60,360

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	950	13,956
Republic Services, Inc.	409	29,726
Waste Connections, Inc.	2,132	162,970

		206,652

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,300	8,606

Office Furnishings-Original — 0.0%
HNI Corp.	350	13,262
Steelcase, Inc., Class A	630	10,458

		23,720

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,440	23,961
Transocean, Ltd.†	1,570	17,286

		41,247

Oil Companies-Exploration & Production — 0.9%
Cabot Oil & Gas Corp.	3,873	93,843
Callon Petroleum Co.†	1,480	14,756
Canadian Natural Resources, Ltd.	1,643	44,887
CNX Resources Corp.†	1,100	17,215
Concho Resources, Inc.†	758	105,430
ConocoPhillips	120	8,388
Continental Resources, Inc.†	270	14,224
Diamondback Energy, Inc.	355	39,888
Encana Corp.	2,443	25,016
Energen Corp.†	340	24,470
EOG Resources, Inc.	839	88,380
Hess Corp.	413	23,706
Mammoth Energy Services, Inc.	370	9,235
Occidental Petroleum Corp.	3,344	224,282
Parsley Energy, Inc., Class A†	910	21,312
Resolute Energy Corp.†	330	9,184
Torchlight Energy Resources, Inc.†	4,100	3,280
WPX Energy, Inc.†	1,540	24,701
Zion Oil & Gas, Inc.†	1,900	2,128

		794,325

Oil Companies-Integrated — 1.7%
BP PLC ADR	2,330	101,052
Chevron Corp.	394	43,990
Equinor ASA†	3,191	82,219
Exxon Mobil Corp.	6,655	530,271
Royal Dutch Shell PLC, Class B ADR	2,723	178,928
TOTAL SA	4,951	290,570
TOTAL SA ADR	5,619	329,273

		1,556,303

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	739	27,195

Oil Refining & Marketing — 0.2%
DCC PLC	1,215	104,177
Marathon Petroleum Corp.	802	56,511
Phillips 66	415	42,670

		203,358

Oil-Field Services — 0.2%
C&J Energy Services, Inc.†	690	12,958
MRC Global, Inc.†	540	8,548
Schlumberger, Ltd.	1,564	80,249
WorleyParsons, Ltd.	7,268	75,311

		177,066

Paper & Related Products — 0.2%
International Paper Co.	3,051	138,393
Stora Enso Oyj, Class R	5,348	80,546

		218,939

Pharmacy Services — 0.4%
CVS Health Corp.	3,966	287,099
Express Scripts Holding Co.†	1,170	113,455

		400,554

Physicians Practice Management — 0.0%
MEDNAX, Inc.†	410	16,929

Pipelines — 0.4%
Cheniere Energy, Inc.†	395	23,862
NextDecade Corp.†	880	4,567
Targa Resources Corp.	550	28,419
Tellurian, Inc.†	720	5,760
TransCanada Corp.	8,285	312,510

		375,118

Pollution Control — 0.0%
Hudson Technologies, Inc.†	2,760	2,287

Poultry — 0.0%
Pilgrim’s Pride Corp.†	600	10,596

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	1,010	102,717
SunPower Corp.†	710	4,267

		106,984

Private Equity — 0.1%
Brookfield Asset Management, Inc., Class A	152	6,194
KKR & Co, Inc. Class A	1,905	45,053

		51,247

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,340	8,978
John Wiley & Sons, Inc., Class A	300	16,272

		25,250

Publishing-Periodicals — 0.0%
Meredith Corp.	220	11,343

Quarrying — 0.0%
Compass Minerals International, Inc.	240	11,642

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	734
Liberty Media Corp. - Liberty SiriusXM, Series C†	170	7,016

		7,750

Real Estate Investment Trusts — 1.7%
American Tower Corp.	1,286	200,372
Annaly Capital Management, Inc.	3,650	36,025
Apple Hospitality REIT, Inc.	1,280	20,698
AvalonBay Communities, Inc.	107	18,766
CIM Commercial Trust Corp.	1,000	17,300
Colony Capital, Inc.	1,250	7,337
CoreCivic, Inc.	600	13,476
CoreSite Realty Corp.	247	23,183
Crown Castle International Corp.	2,050	222,917
CubeSmart	890	25,792
EPR Properties	342	23,509
Equinix, Inc.	90	34,087
Equity Residential	1,005	65,285
Great Portland Estates PLC	4,963	44,238
Healthcare Trust of America, Inc., Class A	820	21,533
Hospitality Properties Trust	710	18,190
Hudson Pacific Properties, Inc.	840	25,452
JBG SMITH Properties	843	31,596
Kilroy Realty Corp.	395	27,208
Lamar Advertising Co., Class A	370	27,128
LTC Properties, Inc.	470	20,102
Medical Properties Trust, Inc.	1,730	25,708
National Retail Properties, Inc.	660	30,855
Omega Healthcare Investors, Inc.	730	24,345
Orchid Island Capital, Inc.	2,260	14,780
OUTFRONT Media, Inc.	970	17,188
Paramount Group, Inc.	1,520	21,721
Park Hotels & Resorts, Inc.	910	26,454
Physicians Realty Trust	1,180	19,564
Piedmont Office Realty Trust, Inc., Class A	1,180	21,264
Prologis, Inc.	1,520	97,994
Public Storage	68	13,972
Regency Centers Corp.	232	14,700
RLJ Lodging Trust	750	14,580
Sabra Health Care REIT, Inc.	790	17,103
Scentre Group	24,462	68,794
Senior Housing Properties Trust	1,280	20,570
Simon Property Group, Inc.	114	20,921
SL Green Realty Corp.	210	19,165
Starwood Property Trust, Inc.	1,280	27,802
Summit Hotel Properties, Inc.	1,150	13,248
Unibail-Rodamco-Westfield	297	53,871
Ventas, Inc.	321	18,631
VEREIT, Inc.	3,450	25,288
Vornado Realty Trust	263	17,905
Weyerhaeuser Co.	1,000	26,630

		1,597,247

Real Estate Management/Services — 0.0%
Maui Land & Pineapple Co., Inc.†	520	5,860
Redfin Corp.†	580	8,961
RMR Group, Inc., Class A	200	15,176

		29,997

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	133	14,832
Mitsui Fudosan Co., Ltd.	3,700	83,137
Transcontinental Realty Investors, Inc.†	400	13,636

		111,605

Recreational Centers — 0.0%
St. Joe Co.†	850	12,912

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	14,105	83,037

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	118	29,656

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	200	34,298
Caleres, Inc.	370	12,654
Lojas Renner SA	5,300	53,548
Lululemon Athletica, Inc.†	190	26,739
Ross Stores, Inc.	3,608	357,192
Tapestry, Inc.	423	17,897
Zalando SE†*	944	36,568

		538,896

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	850	13,473

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	33	24,204
O’Reilly Automotive, Inc.†	101	32,396

		56,600

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	230	10,207

Retail-Building Products — 0.4%
Foundation Building Materials, Inc.†	1,010	9,625
Home Depot, Inc.	1,276	224,423
Kingfisher PLC	33,574	109,230
Lowe’s Cos., Inc.	270	25,710

		368,988

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	297	24,075
Qurate Retail, Inc.†	1,170	25,670

		49,745

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	151	19,043

Retail-Discount — 0.7%
Costco Wholesale Corp.	472	107,913
Dollar General Corp.	2,872	319,884
Dollar Tree, Inc.†	1,391	117,261
Ollie’s Bargain Outlet Holdings, Inc.†	270	25,083
Walmart, Inc.	582	58,363

		628,504

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	360	9,209

Retail-Gardening Products — 0.1%
Tractor Supply Co.	509	46,772

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	410	11,398

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	394	43,293

Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,300	5,888

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	90	24,707

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	340	9,500

Retail-Restaurants — 0.8%
Darden Restaurants, Inc.	154	16,409
Domino’s Pizza, Inc.	178	47,845
Jack in the Box, Inc.	179	14,128
McDonald’s Corp.	1,892	334,695
Papa John’s International, Inc.	190	10,363
Restaurant Brands International, Inc.	773	42,337
Sonic Corp.	350	15,148
Starbucks Corp.	357	20,802
Yum! Brands, Inc.	2,014	182,086

		683,813

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	460	14,210
Sumitomo Rubber Industries, Ltd.	2,100	30,119

		44,329

Satellite Telecom — 0.1%
Eutelsat Communications SA	2,989	60,734
Globalstar, Inc.†	11,200	3,894

		64,628

Savings & Loans/Thrifts — 0.1%
Beneficial Bancorp, Inc.	1,240	19,381
Capitol Federal Financial, Inc.	1,670	20,725
Investors Bancorp, Inc.	1,950	21,801
TFS Financial Corp.	1,260	18,535

		80,442

Schools — 0.1%
2U, Inc.†	270	16,986
Bright Horizons Family Solutions, Inc.†	250	28,728
Grand Canyon Education, Inc.†	219	27,309
Strategic Education, Inc.	161	20,257

		93,280

Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	370	13,853
Marvell Technology Group, Ltd.	2,612	42,863
Maxim Integrated Products, Inc.	2,375	118,797
MaxLinear, Inc.†	460	8,928
NXP Semiconductors NV	2,389	179,151
Power Integrations, Inc.	302	17,009
QUALCOMM, Inc.	1,976	124,271
Renesas Electronics Corp.†	4,500	23,708
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,633	214,617

		743,197

Semiconductor Equipment — 0.4%
Aehr Test Systems†	1,500	2,880
Applied Materials, Inc.	546	17,953
ASML Holding NV	550	94,047
Brooks Automation, Inc.	480	14,894
KLA-Tencor Corp.	279	25,540
Lam Research Corp.	610	86,455
MKS Instruments, Inc.	194	14,296
Tokyo Electron, Ltd.	800	111,673

		367,738

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	177	10,509

Software Tools — 0.1%
VMware, Inc., Class A†	569	80,451

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	790	9,188

Steel-Producers — 0.1%
AK Steel Holding Corp.†	1,800	6,660
Commercial Metals Co.	800	15,248
Reliance Steel & Aluminum Co.	257	20,283
Ryerson Holding Corp.†	940	8,629
Shiloh Industries, Inc.†	720	6,545
United States Steel Corp.	510	13,530

		70,895

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	520	16,255
Finisar Corp.†	720	12,017
Oclaro, Inc.†	1,180	9,700
Viavi Solutions, Inc.†	1,440	16,603

		54,575

Telecom Services — 0.0%
Aviat Networks, Inc.†	160	2,370

Telecommunication Equipment — 0.1%
ARRIS International PLC†	610	15,171
Juniper Networks, Inc.	551	16,128
Quantenna Communications, Inc.†	740	13,290

		44,589

Telephone-Integrated — 1.4%
AT&T, Inc.	10,656	326,926
GCI Liberty, Inc., Class A†	416	19,689
KT Corp.	1,837	46,188
Nippon Telegraph & Telephone Corp.	6,500	272,980
SoftBank Group Corp.	800	64,863
Telecom Italia SpA (RSP)	80,340	40,549
Telefonica Deutschland Holding AG	26,670	103,735
Telefonica SA	8,858	72,524
Telephone & Data Systems, Inc.	500	15,415
Verizon Communications, Inc.	5,603	319,875

		1,282,744

Television — 0.0%
Nexstar Media Group, Inc., Class A	160	11,982
Sinclair Broadcast Group, Inc., Class A	300	8,592
TEGNA, Inc.	800	9,232

		29,806

Textile-Products — 0.0%
Culp, Inc.	520	12,038

Theaters — 0.0%
Cinemark Holdings, Inc.	390	16,212

Therapeutics — 0.0%
Mirati Therapeutics, Inc.†	300	11,211
Xencor, Inc.†	370	12,106

		23,317

Tobacco — 0.5%
Altria Group, Inc.	1,174	76,357
Philip Morris International, Inc.	4,189	368,925
Vector Group, Ltd.	346	4,678

		449,960

Tools-Hand Held — 0.1%
Snap-on, Inc.	78	12,007
Stanley Black & Decker, Inc.	496	57,794

		69,801

Transport-Marine — 0.0%
Kirby Corp.†	310	22,301

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	178	36,490
Central Japan Railway Co.	500	96,294
CSX Corp.	763	52,540
Kansas City Southern	795	81,058
Norfolk Southern Corp.	71	11,916
Union Pacific Corp.	876	128,089

		406,387

Transport-Services — 0.2%
C.H. Robinson Worldwide, Inc.	437	38,906
FedEx Corp.	436	96,068
Hub Group, Inc., Class A†	370	16,954
United Parcel Service, Inc., Class B	624	66,481

		218,409

Transport-Truck — 0.0%
XPO Logistics, Inc.†	370	33,071

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	350	7,959
USANA Health Sciences, Inc.†	120	14,042

		22,001

Water — 0.1%
American Water Works Co., Inc.	1,296	114,735

Water Treatment Systems — 0.0%
Pentair PLC	574	23,046

Web Hosting/Design — 0.0%
Endurance International Group Holdings, Inc.†	860	8,488
NIC, Inc.	720	9,583

		18,071

Web Portals/ISP — 1.3%
Alphabet, Inc., Class A†	325	354,439
Alphabet, Inc., Class C†	667	718,206
Baidu, Inc. ADR†	340	64,620
NAVER Corp.	280	28,258
Yahoo Japan Corp.	13,200	41,389

		1,206,912

Wire & Cable Products — 0.1%
Prysmian SpA	2,957	57,466

Wireless Equipment — 0.1%
Gogo, Inc.†	650	3,718
InterDigital, Inc.	279	19,795
Motorola Solutions, Inc.	333	40,813
Ubiquiti Networks, Inc.	160	14,894
ViaSat, Inc.†	250	15,940

		95,160

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	460	5,773

Total Common Stocks (cost $74,068,679)		71,297,028

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	234	23,203
Sempra Energy Series B 6.75%	122	12,163

		35,366

Electric-Integrated — 0.1%
NextEra Energy, Inc. 6.12%	875	50,750

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	18	17,680

Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	462	27,106

Total Convertible Preferred Securities (cost $132,418)		130,902

ASSET BACKED SECURITIES — 0.8%
Diversified Financial Services — 0.8%
BBCMS Trust FRS Series 2018-CBM, Class A 3.28% (1 ML+1.00%) due 07/15/2037*(4)	$55,000	55,155
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	100,000	99,737
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	193,262	193,242

Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	95,000	94,445
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(5)(6)	94,795	94,478
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	82,238	80,537
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	100,000	97,582
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	40,000	39,633

Total Asset Backed Securities (cost $755,876)		754,809

U.S. CORPORATE BONDS & NOTES — 6.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	4,994
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	50,000	48,154

		53,148

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	84,687
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	25,341
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	43,680

		153,708

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.35% due 08/16/2021	15,000	14,929
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	48,378

		63,307

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	23,915

Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,330
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	19,509

		48,839

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	24,203

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	49,925
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	25,000	24,877
Harley-Davidson Financial Services, Inc. Senior Notes 3.55% due 05/21/2021*	25,000	24,817
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	24,712
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,016
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	34,771

		194,118

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	29,832

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	59,568
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	64,561

		124,129

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	82,147
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	75,000	72,669
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	49,525

		204,341

Beverages-Non-alcoholic — 0.0%
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	40,000	39,811

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	125,000	122,545

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	40,142

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	22,640
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	25,046
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	73,870
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	13,399
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	35,000	34,942

		169,897

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	24,922

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	47,319

Computers — 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	75,000	71,298
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	44,861

		116,159

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	5,000	4,893
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	48,802

		53,695

Cosmetics & Toiletries — 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	108,756

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	24,556

Diversified Banking Institutions — 0.8%
Bank of America Corp. FRS Senior Notes 3.02% (3 ML+0.65%) due 06/25/2022	50,000	50,009
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	100,000	95,668
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	48,329
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	75,000	71,722
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	24,143
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	73,003
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	23,461
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	52,834
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	19,501
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	113,105
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	21,610
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	51,384
Morgan Stanley Senior Notes 3.13% due 07/27/2026	50,000	45,790
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	70,238
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	24,956

		785,753

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	70,875

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	23,842
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	15,000	16,111

		39,953

E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	50,000	50,195
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	23,876

		74,071

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	29,993
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	24,425
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	33,620

		88,038

Electric-Integrated — 0.4%
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	47,950
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	21,655
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	24,119
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	44,733
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	28,118
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	23,525
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	25,089
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	24,124
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	29,068
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	79,973
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	23,598
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	22,970

		394,922

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048*	50,000	48,029

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	9,664
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	30,000	29,042
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	10,000	9,927

		48,633

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	25,246

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	23,642

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	34,180
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	66,678

		100,858

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	14,623
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	14,831

		29,454

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	59,585
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	19,782

		79,367

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	50,000	49,734

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023*	20,000	19,682
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	25,000	21,526
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	23,951

		65,159

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	29,317
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	49,426

		78,743

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	54,182
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023*	10,000	9,885
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	22,416
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	22,819
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	23,414

		132,716

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	28,253

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,081
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	29,913

		54,994

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	24,548
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028*	55,000	53,671

		78,219

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	59,728

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	14,746

Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	24,000

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	16,817
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	50,000	46,950

		63,767

Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.88% due 08/15/2025	75,000	72,195

Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	24,222

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	24,492
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	15,000	13,912
Cigna Corp. Senior Notes 3.25% due 04/15/2025	50,000	47,088
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*	35,000	34,695

UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	25,156
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	25,514

		170,857

Medical-Hospitals — 0.1%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	43,263
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	9,086
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	48,946

		101,295

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 5.65% due 08/15/2020	25,000	25,932

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	28,196

Oil Companies-Exploration & Production — 0.1%
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	75,000	71,843
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	23,445
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	24,362

		119,650

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.13% due 03/09/2020	45,000	44,897
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	48,657
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	20,000	19,501
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	25,000	23,981
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	25,000	23,495

		160,531

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	84,580
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	50,364
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	24,175
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	18,658

		177,777

Publishing-Books — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	9,859

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	4,991
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	50,990
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	23,928
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	68,411
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	14,120
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	50,493
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	28,502
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	48,592
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	48,176
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	23,225
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	59,527

		420,955

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	45,967
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	23,369

		69,336

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	49,831

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	63,832

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	34,420

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	50,000	48,502
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	106,107
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	26,049

		180,658

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	50,000	47,857

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,393

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	23,601
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	23,596
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	23,059

		70,256

Total U.S. Corporate Bonds & Notes (cost $6,159,885)		6,003,294

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	23,815

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	29,968

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	25,000	24,723

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	34,778
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	24,855
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	49,234

		108,867

Banks-Special Purpose — 0.0%
KFW Government Guar. Notes 2.75% due 07/15/2020	37,000	36,852

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,924

Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	23,163
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	58,642

		81,805

Chemicals-Diversified — 0.1%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	45,644

Diversified Banking Institutions — 0.2%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	34,739
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	51,714
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	55,061

Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	54,795

		196,309

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,699

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	47,168

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	24,065
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	28,166
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	23,123

		75,354

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.52% due 09/19/2022	25,000	23,993
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	75,000	70,655
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	50,000	49,905
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	40,000	31,000
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	24,094
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	25,000	24,551

		177,095

Pipelines — 0.1%
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	25,000	24,929
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	13,000	13,600
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	23,891

		62,420

Total Foreign Corporate Bonds & Notes (cost $1,003,423)		983,746

U.S. GOVERNMENT AGENCIES — 0.4%
Federal National Mtg. Assoc. — 0.3%
Fannie Mae Connecticut Avenue Securities FRS Series 2018-C05, Class 1M1 3.00% (1 ML+0.72%) due 01/25/2031(5)	48,807	48,901
Federal National Mtg. Assoc. 1.25% due 08/17/2021	175,000	166,983

		215,884

Government National Mtg. Assoc. — 0.1%
3.00% due 12/20/2046	19,146	18,332
3.00% due 07/20/2047	3,600	3,446
3.00% due 11/20/2047	17,508	16,752
4.00% due 04/20/2047	8,641	8,713
4.50% due 02/20/2046	12,964	13,481
4.50% due 08/20/2048	4,978	5,111
5.00% due 09/20/2048	13,976	14,568
5.00% due 10/20/2048	35,000	36,549

		116,952

Total U.S. Government Agencies (cost $337,452)		332,836

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 4.0%
2.25% due 08/15/2046	62,000	49,123
2.50% due 02/15/2045	69,500	58,578
2.50% due 02/15/2046	78,000	65,422
2.50% due 05/15/2046	50,200	42,066
2.75% due 08/15/2042	48,000	42,932
2.75% due 11/15/2042	55,000	49,133
2.75% due 08/15/2047	882,000	775,953
2.75% due 11/15/2047	92,300	81,152
2.88% due 05/15/2043	60,000	54,738
2.88% due 08/15/2045	52,000	47,160
2.88% due 11/15/2046	59,000	53,360
3.00% due 05/15/2042	23,000	21,557
3.00% due 11/15/2044	85,000	79,136
3.00% due 05/15/2045	86,000	79,980
3.00% due 11/15/2045	77,500	71,981
3.00% due 02/15/2047	56,000	51,912
3.00% due 05/15/2047	73,200	67,799
3.00% due 02/15/2048	98,000	90,623
3.00% due 08/15/2048	136,500	126,215
3.13% due 11/15/2041	406,000	389,522
3.13% due 02/15/2042	34,000	32,591
3.13% due 02/15/2043	33,000	31,492
3.13% due 08/15/2044	55,000	52,383
3.13% due 05/15/2048	105,500	100,052
3.38% due 05/15/2044	67,000	66,715
3.50% due 02/15/2039	602,000	618,273

3.63% due 08/15/2043	46,000	47,723
3.63% due 02/15/2044	61,000	63,316
3.75% due 11/15/2043	29,000	30,708
3.88% due 08/15/2040	15,000	16,194
4.25% due 05/15/2039	5,000	5,685
4.25% due 11/15/2040	15,000	17,067
4.38% due 11/15/2039	45,000	52,028
4.38% due 05/15/2040	15,000	17,355
4.38% due 05/15/2041	30,000	34,741
4.50% due 05/15/2038	120,000	140,831
4.50% due 08/15/2039	10,000	11,745
4.63% due 02/15/2040	35,000	41,796
4.75% due 02/15/2037	7,800	9,391
4.75% due 02/15/2041	25,000	30,429

		3,718,857

United States Treasury Notes — 7.9%
0.88% due 06/15/2019	4,000	3,958
1.38% due 12/15/2019	225,000	221,572
1.38% due 04/30/2020	935,000	915,095
1.38% due 09/15/2020	350,000	340,553
1.63% due 08/31/2022	150,000	142,729
1.75% due 09/30/2019	495,000	490,785
1.75% due 12/31/2020	20,000	19,526
1.88% due 09/30/2022	45,000	43,188
2.00% due 02/15/2023	85,000	81,653
2.13% due 12/31/2022	205,000	198,145
2.25% due 11/15/2024	225,000	215,112
2.25% due 08/15/2027	40,000	37,270
2.25% due 11/15/2027	20,000	18,598
2.63% due 07/31/2020	10,000	9,959
2.63% due 08/15/2020	705,000	701,888
2.63% due 02/28/2023	475,000	468,283
2.75% due 07/31/2023	150,000	148,447
2.75% due 08/31/2023	715,000	707,766
2.75% due 02/15/2028	30,000	29,032
2.88% due 04/30/2025	1,515,000	1,498,371
2.88% due 05/15/2028	865,000	845,200
3.13% due 05/15/2021	80,000	80,416

		7,217,546

Total U.S. Government Treasuries (cost $11,197,994)		10,936,403

MUNICIPAL BONDS & NOTES — 0.5%
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	25,000	28,490
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	54,052
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	24,688
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	30,000	35,811
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	64,444
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	57,907
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	57,717
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,562
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	70,858
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	26,690

Total Municipal Bonds & Notes (cost $447,397)		425,219

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.2%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	72,107
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	24,823
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	71,835

Total Foreign Government Obligations (cost $174,857)		168,765

REGISTERED INVESTMENT COMPANIES — 0.0%
Altaba, Inc.† (cost $43,264)	610	36,661

Total Long-Term Investment Securities (cost $94,321,245)		91,069,663

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(7)	1,422,746	1,422,746
T. Rowe Price Government Reserve Fund 2.19%(7)	1,015	1,015

Total Short-Term Investment Securities (cost $1,423,761)		1,423,761

TOTAL INVESTMENTS (cost $95,745,006)	100.9%	92,493,424
Liabilities in excess of other assets	(0.9)	(837,195)

NET ASSETS	100.0%	$91,656,229

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $1,597,252 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At October 31, 2018, the aggregate value of these securities was $9,582 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$9,582	$5.61	0.01%

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	The rate shown is the 7-day yield as of October 31, 2018.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$9,582	$9,582
Other Industries	57,241,967	14,045,479	**	—	71,287,446
Convertible Preferred Securities:
Electric-Distribution	23,203	12,163		—	35,366
Other Industries	95,536	—		—	95,536
Asset Backed Securities	—	754,809		—	754,809
U.S. Corporate Bonds & Notes	—	6,003,294		—	6,003,294
Foreign Corporate Bonds & Notes	—	983,746		—	983,746
U.S. Government Agencies	—	332,836		—	332,836
U.S. Government Treasuries	—	10,936,403		—	10,936,403
Municipal Bonds & Notes	—	425,219		—	425,219
Foreign Government Obligations	—	168,765		—	168,765
Registered Investment Companies	36,661	—		—	36,661
Short-Term Investment Securities	1,423,761	—		—	1,423,761

Total Investments at Value	$58,821,128	$33,662,714		$9,582	$92,493,424

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 55.6%
Advertising Agencies — 0.1%
WPP PLC	121,972	$1,384,076

Advertising Sales — 0.1%
Stroeer SE & Co. KGaA	13,981	731,864

Aerospace/Defense — 1.3%
Boeing Co.	32,106	11,393,135
Meggitt PLC	259,863	1,757,779
Northrop Grumman Corp.	16,837	4,410,452

		17,561,366

Aerospace/Defense-Equipment — 0.1%
Harris Corp.	9,791	1,456,020
L3 Technologies, Inc.	1,800	341,046

		1,797,066

Agricultural Biotech — 0.0%
Calyxt, Inc.†	257	3,094

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	4,825	231,745
Incitec Pivot, Ltd.	8,492	23,507
Yara International ASA	831	35,672

		290,924

Agricultural Operations — 0.0%
Bunge, Ltd.	3,185	196,833

Airlines — 0.4%
Alaska Air Group, Inc.	13,659	838,936
American Airlines Group, Inc.	38,975	1,367,243
Delta Air Lines, Inc.	35,072	1,919,490
United Continental Holdings, Inc.†	15,325	1,310,441

		5,436,110

Apparel Manufacturers — 0.4%
Burberry Group PLC	65,417	1,513,310
Kering SA	2,992	1,326,679
Moncler SpA	36,890	1,279,693
Samsonite International SA*	228,600	654,920

		4,774,602

Applications Software — 2.5%
Intuit, Inc.	14,524	3,064,564
Microsoft Corp.	196,401	20,977,591
Red Hat, Inc.†	18,386	3,155,773
salesforce.com, Inc.†	28,533	3,915,869
ServiceNow, Inc.†	14,422	2,610,959

		33,724,756

Athletic Footwear — 0.1%
NIKE, Inc., Class B	14,304	1,073,372

Audio/Video Products — 0.2%
Panasonic Corp.	150,200	1,656,068
Sony Corp.	19,700	1,060,256

		2,716,324

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	13,415	1,157,172
Ferrari NV	1,627	190,538
Honda Motor Co., Ltd.	27,900	798,042
Suzuki Motor Corp.	29,100	1,451,895
Tesla, Inc.†	5,872	1,980,743
Toyota Motor Corp.	53,500	3,132,634

		8,711,024

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	18,924	1,082,642

Auto/Truck Parts & Equipment-Original — 0.6%
Aisin Seiki Co., Ltd.	17,200	673,137
Aptiv PLC	16,643	1,278,182
Autoliv, Inc. SDR	12,085	999,822
Garrett Motion, Inc.†	1,170	17,749
Magna International, Inc.	65,296	3,215,175
Stanley Electric Co., Ltd.	24,000	708,323
Veoneer, Inc.†	384	12,895
Veoneer, Inc. SDR†	11,726	392,350

		7,297,633

Banks-Commercial — 1.8%
ABN AMRO Group NV CVA*	50,002	1,228,413
Australia & New Zealand Banking Group, Ltd.	108,336	2,002,867
Commerzbank AG†	48,670	459,489
Danske Bank A/S	51,806	990,922
DBS Group Holdings, Ltd.	112,100	1,902,100
DNB ASA	139,888	2,522,668
Erste Group Bank AG	28,017	1,140,035
First Republic Bank	13,921	1,266,672
ING Groep NV	175,979	2,081,998
Intesa Sanpaolo SpA	465,748	1,029,680
National Bank of Canada	40,700	1,847,569
Nordea Bank Abp	254,245	2,211,237
Standard Chartered PLC	146,493	1,028,305
Sumitomo Mitsui Trust Holdings, Inc.	35,300	1,422,130
Svenska Handelsbanken AB, Class A	179,325	1,946,298
United Overseas Bank, Ltd.	61,000	1,076,000

		24,156,383

Banks-Fiduciary — 0.1%
Northern Trust Corp.	235	22,106
State Street Corp.	23,574	1,620,713

		1,642,819

Banks-Super Regional — 1.1%
Capital One Financial Corp.	3,455	308,531
Fifth Third Bancorp	51,601	1,392,711
KeyCorp	15,312	278,066
PNC Financial Services Group, Inc.	24,628	3,164,452
US Bancorp	29,732	1,554,092
Wells Fargo & Co.	160,120	8,523,187

		15,221,039

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	18,331	877,688
Keurig Dr Pepper, Inc.	8,679	225,654
PepsiCo, Inc.	11,017	1,238,091

		2,341,433

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	1,397	278,324
Diageo PLC	57,310	1,982,191

		2,260,515

Brewery — 0.1%
Kirin Holdings Co., Ltd.	29,400	701,058

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	5,545	248,582

Building Products-Air & Heating — 0.0%
Johnson Controls International PLC	11,879	379,772

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	147	25,178
Vulcan Materials Co.	1,518	153,531

		178,709

Building-Residential/Commercial — 0.1%
NVR, Inc.†	133	297,791
Persimmon PLC	49,519	1,450,849

		1,748,640

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,354	433,781
Comcast Corp., Class A	102,515	3,909,922
Liberty Broadband Corp., Class C†	7,350	609,536

		4,953,239

Casino Hotels — 0.2%
Las Vegas Sands Corp.	16,881	861,437
MGM Resorts International	41,465	1,106,286
Wynn Resorts, Ltd.	738	74,243

		2,041,966

Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	43,250	622,368
Telstra Corp., Ltd.	134,238	293,586
Vodafone Group PLC ADR	112,450	2,128,678

		3,044,632

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	128,500	1,539,112
BASF SE	22,254	1,714,282
Covestro AG*	13,584	878,306
Croda International PLC	724	44,582
DowDuPont, Inc.	50,065	2,699,505
Johnson Matthey PLC	36,233	1,375,103
Koninklijke DSM NV	429	37,566
Orion Engineered Carbons SA	615	15,873
PPG Industries, Inc.	5,159	542,159
Symrise AG	357	29,982
Tosoh Corp.	20,400	268,592

		9,145,062

Chemicals-Specialty — 0.1%
SGL Carbon AG†	909	9,128
Umicore SA	30,467	1,434,324
Valvoline, Inc.	3,174	63,226
Victrex PLC	671	22,724

		1,529,402

Coatings/Paint — 0.1%
Akzo Nobel NV	502	42,220
RPM International, Inc.	3,418	209,079
Sherwin-Williams Co.	2,067	813,303

		1,064,602

Commercial Services — 0.1%
Cintas Corp.	935	170,049
CoStar Group, Inc.†	451	163,000
Nielsen Holdings PLC	55,478	1,441,318

		1,774,367

Commercial Services-Finance — 0.6%
Equifax, Inc.	2,069	209,879
FleetCor Technologies, Inc.†	1,379	275,842
Global Payments, Inc.	15,275	1,744,863
IHS Markit, Ltd.†	430	22,588
PayPal Holdings, Inc.†	36,317	3,057,528
S&P Global, Inc.	4,039	736,391
TransUnion	1,527	100,400
Worldpay, Inc., Class A†	15,450	1,418,928

		7,566,419

Computer Aided Design — 0.1%
Synopsys, Inc.†	10,310	923,054

Computer Services — 0.2%
Accenture PLC, Class A	6,988	1,101,449
Infosys, Ltd. ADR	115,300	1,091,891

		2,193,340

Computer Software — 0.0%
Splunk, Inc.†	2,486	248,202

Computers — 0.7%
Apple, Inc.	40,442	8,851,136
Hewlett Packard Enterprise Co.	18,442	281,241

		9,132,377

Consulting Services — 0.0%
Gartner, Inc.†	2,523	372,193

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	18,592	1,939,146

Containers-Metal/Glass — 0.1%
Ball Corp.	33,599	1,505,235
Vidrala SA	257	21,320

		1,526,555

Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	111,855	1,054,168
Orora, Ltd.	9,815	23,378
Sealed Air Corp.	5,882	190,341

		1,267,887

Cosmetics & Toiletries — 0.7%
Coty, Inc., Class A	13,079	137,983
Essity AB, Class B	22,979	524,179
L’Oreal SA	9,491	2,137,308
Pola Orbis Holdings, Inc.	20,100	534,788
Procter & Gamble Co.	18,345	1,626,835
Unilever PLC	91,053	4,821,581

		9,782,674

Cruise Lines — 0.1%
Carnival Corp.	4,825	270,393
Norwegian Cruise Line Holdings, Ltd.†	3,636	160,239
Royal Caribbean Cruises, Ltd.	9,918	1,038,712

		1,469,344

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	13,293	1,383,802
Fiserv, Inc.†	17,211	1,364,832

		2,748,634

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	768	169,882

Diagnostic Equipment — 0.6%
Danaher Corp.	31,803	3,161,218
Thermo Fisher Scientific, Inc.	19,515	4,559,680

		7,720,898

Dialysis Centers — 0.2%
Fresenius SE & Co. KGaA	37,107	2,364,834

Diamonds/Precious Stones — 0.0%
Lucara Diamond Corp.	12,560	20,799
Petra Diamonds, Ltd.†	53,428	26,718

		47,517

Distribution/Wholesale — 0.0%
HD Supply Holdings, Inc.†	2,345	88,102

Diversified Banking Institutions — 2.0%
Bank of America Corp.	30,108	827,970
Barclays PLC ADR	33,600	295,344
BNP Paribas SA	47,834	2,494,268
Citigroup, Inc.	45,318	2,966,516
Goldman Sachs Group, Inc.	293	66,033
JPMorgan Chase & Co.	94,115	10,260,417
Lloyds Banking Group PLC	2,407,336	1,759,975
Macquarie Group, Ltd.	21,128	1,758,702
Mitsubishi UFJ Financial Group, Inc.	401,000	2,427,063
Morgan Stanley	72,384	3,305,054

		26,161,342

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(14)(15)	57,396	321,992

Diversified Manufacturing Operations — 0.5%
ALS, Ltd.	4,923	28,507
General Electric Co.	140,618	1,420,242
Illinois Tool Works, Inc.	8,001	1,020,688
Siemens AG	33,300	3,837,209
Textron, Inc.	7,780	417,241
Wartsila Oyj Abp	1,866	31,686

		6,755,573

Diversified Minerals — 0.3%
Anglo American PLC	8,757	187,282
BHP Billiton PLC	69,683	1,392,070
BHP Billiton, Ltd.	31,898	738,134
Lundin Mining Corp.	15,346	63,065
Sumitomo Metal Mining Co., Ltd.	31,400	985,668
Teck Resources, Ltd., Class B	7,430	153,578
Western Areas, Ltd.	13,466	21,506

		3,541,303

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	188,500	1,893,869

E-Commerce/Products — 2.1%
Alibaba Group Holding, Ltd. ADR†	41,456	5,898,360
Amazon.com, Inc.†	13,642	21,800,052

		27,698,412

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	4,235	7,938,846
Ctrip.com International, Ltd. ADR†	285	9,485
IAC/InterActiveCorp†	1,541	302,945

		8,251,276

E-Marketing/Info — 0.1%
CyberAgent, Inc.	18,700	800,394

Electric Products-Misc. — 0.1%
Legrand SA	15,729	1,028,110

Electric-Distribution — 0.3%
Sempra Energy	34,053	3,749,916

Electric-Generation — 0.3%
E.ON SE	61,457	595,432
Electric Power Development Co., Ltd.	49,200	1,338,657
Engie SA	143,154	1,908,620
Sembcorp Industries, Ltd.	163,600	333,739

		4,176,448

Electric-Integrated — 1.1%
American Electric Power Co., Inc.	616	45,190
CMS Energy Corp.	890	44,073
DTE Energy Co.	2,103	236,377
Duke Energy Corp.	29,324	2,423,042
Entergy Corp.	17,338	1,455,525
Evergy, Inc.	25,331	1,418,283
Eversource Energy	3,566	225,585
NextEra Energy, Inc.	28,455	4,908,487
PG&E Corp.†	21,896	1,024,952
Southern Co.	63,218	2,846,707
SSE PLC	26,686	388,784

		15,017,005

Electronic Components-Misc. — 0.2%
Corning, Inc.	62,700	2,003,265
Omron Corp.	24,200	977,612
Sensata Technologies Holding PLC†	3,371	158,100

		3,138,977

Electronic Components-Semiconductors — 1.1%
Broadcom, Inc.	14,626	3,268,765
Hamamatsu Photonics KK	16,300	543,936
Intel Corp.	12,452	583,750
Microchip Technology, Inc.	11,056	727,264
Micron Technology, Inc.†	34,095	1,286,063
NVIDIA Corp.	11,568	2,438,881
Samsung Electronics Co., Ltd.	68,712	2,569,803
Texas Instruments, Inc.	29,556	2,743,684
Xilinx, Inc.	4,931	420,959

		14,583,105

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,962	623,099
TE Connectivity, Ltd.	9,230	696,127

		1,319,226

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	20,576	1,333,119

Fortive Corp.	26,730	1,984,703
Keysight Technologies, Inc.†	24,240	1,383,619

		4,701,441

Electronic Security Devices — 0.0%
Resideo Technologies, Inc.†	2,914	61,336

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	387	29,060

Enterprise Software/Service — 0.2%
Black Knight, Inc.†	3,692	180,059
Oracle Corp.	11,945	583,394
Workday, Inc., Class A†	10,707	1,424,245

		2,187,698

Entertainment Software — 0.2%
Activision Blizzard, Inc.	20,430	1,410,691
Electronic Arts, Inc.†	9,986	908,526
Take-Two Interactive Software, Inc.†	765	98,586

		2,417,803

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	6,511	165,445

Finance-Consumer Loans — 0.1%
Synchrony Financial	23,343	674,146

Finance-Credit Card — 1.1%
Credit Saison Co., Ltd.	42,300	670,935
Mastercard, Inc., Class A	32,340	6,392,648
Visa, Inc., Class A	59,033	8,137,699

		15,201,282

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	85,241	3,941,544
Close Brothers Group PLC	14,468	272,056
TD Ameritrade Holding Corp.	59,281	3,066,013

		7,279,613

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	144,100	738,380

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	3,083	347,917
CME Group, Inc.	1,197	219,338
Intercontinental Exchange, Inc.	46,568	3,587,599

		4,154,854

Food-Catering — 0.1%
Compass Group PLC	65,365	1,286,142

Food-Meat Products — 0.5%
Tyson Foods, Inc., Class A	113,260	6,786,539

Food-Misc./Diversified — 0.9%
Cal-Maine Foods, Inc.	589	28,667
Conagra Brands, Inc.	49,896	1,776,297
Kraft Heinz Co.	24,317	1,336,705
Mondelez International, Inc., Class A	13,750	577,225
Nestle SA	80,884	6,821,641
Wilmar International, Ltd.	453,400	1,032,662

		11,573,197

Food-Retail — 0.2%
Kroger Co.	28,337	843,309
Seven & i Holdings Co., Ltd.	44,200	1,912,711

		2,756,020

Garden Products — 0.0%
Toro Co.	400	22,532

Gas-Distribution — 0.3%
Atmos Energy Corp.	1,655	154,048
Beijing Enterprises Holdings, Ltd.	143,000	775,516
National Grid PLC	139,386	1,477,143
NiSource, Inc.	63,524	1,610,969

		4,017,676

Gold Mining — 0.1%
Alamos Gold, Inc., Class A	3,824	15,279
B2Gold Corp.†	23,300	57,522
Centamin PLC	66,580	84,625
Centerra Gold, Inc.†	2,825	11,030
Detour Gold Corp.†	1,830	13,498
Dundee Precious Metals, Inc.†	4,900	12,804
Evolution Mining, Ltd.	65,940	139,994
Franco-Nevada Corp.	3,499	218,533
Guyana Goldfields, Inc.†	5,200	6,992
Highland Gold Mining, Ltd.	8,962	16,568
Kirkland Lake Gold, Ltd.	9,616	188,675
New Gold, Inc.†	6,149	4,858
Northern Star Resources, Ltd.	30,290	189,323
OceanaGold Corp.	4,640	13,358
Osisko Gold Royalties, Ltd.	2,503	19,165
Randgold Resources, Ltd.	3,550	279,197
Regis Resources, Ltd.	14,388	43,003
Royal Gold, Inc.	597	45,748
Saracen Mineral Holdings, Ltd.†	60,456	105,520
SEMAFO, Inc.†	13,269	29,029

		1,494,721

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	7,515	375,525

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	14,289	1,016,948
Marriott International, Inc., Class A	15,328	1,791,690

		2,808,638

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	47,400	1,270,373

Import/Export — 0.3%
Mitsubishi Corp.	53,600	1,504,491
Sumitomo Corp.	177,800	2,688,914

		4,193,405

Industrial Automated/Robotic — 0.2%
SMC Corp.	3,000	954,269
THK Co., Ltd.	62,200	1,368,062

		2,322,331

Industrial Gases — 0.2%
Air Liquide SA	11,692	1,416,291
Air Products & Chemicals, Inc.	8,296	1,280,488
Linde PLC	352	58,245

		2,755,024

Instruments-Controls — 0.3%
Honeywell International, Inc.	27,476	3,979,074

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	27,123	2,298,674
Willis Towers Watson PLC	19,987	2,861,339

		5,160,013

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	181,000	1,376,690
Aviva PLC	202,866	1,109,889
AXA Equitable Holdings, Inc.	35,038	710,921
Brighthouse Financial, Inc.†	1,418	56,195
Challenger, Ltd.	189,083	1,378,035
Prudential Financial, Inc.	8,015	751,647
Prudential PLC	113,758	2,281,986
Sun Life Financial, Inc.	56,497	2,068,989

		9,734,352

Insurance-Multi-line — 1.1%
AXA SA	105,823	2,649,120
Chubb, Ltd.	21,266	2,656,336
CNA Financial Corp.	2,418	104,869
Direct Line Insurance Group PLC	393,336	1,655,455
Hartford Financial Services Group, Inc.	26,475	1,202,494
Loews Corp.	1,994	92,841
MetLife, Inc.	14,263	587,493
Ping An Insurance Group Co. of China, Ltd.	164,500	1,556,822
Storebrand ASA	181,929	1,510,507
Voya Financial, Inc.	7,448	325,924
Zurich Insurance Group AG	5,960	1,849,326

		14,191,187

Insurance-Property/Casualty — 0.4%
Berkshire Hathaway, Inc., Class B†	8,310	1,705,877
Fidelity National Financial, Inc.	2,551	85,331
Progressive Corp.	10,616	739,935
RSA Insurance Group PLC	94,830	683,778
Tokio Marine Holdings, Inc.	46,800	2,209,499

		5,424,420

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	11,341	2,441,240

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	97,800	3,314,936

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	71,924	10,917,344
Netflix, Inc.†	10,258	3,095,659
YY, Inc., ADR†	14,644	935,752

		14,948,755

Internet Security — 0.0%
Symantec Corp.	33,095	600,674

Investment Companies — 0.1%
Bradespar SA (Preference Shares)	3,025	28,092
Melrose Industries PLC	358,292	771,004

		799,096

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	8,738	1,111,823
Franklin Resources, Inc.	20,218	616,649
GAM Holding AG	44,950	260,165
Raymond James Financial, Inc.	8,195	628,475

		2,617,112

Machine Tools & Related Products — 0.0%
Sandvik AB	1,422	22,489

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,781	216,071

Machinery-Electrical — 0.3%
ABB, Ltd.	85,188	1,712,534
Mitsubishi Electric Corp.	210,700	2,664,799

		4,377,333

Machinery-Farming — 0.0%
AGCO Corp.	326	18,269

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	10,134	2,866,909
Wabtec Corp.	2,166	177,655

		3,044,564

Machinery-Pumps — 0.0%
Flowserve Corp.	6,230	285,957
Mueller Water Products, Inc., Class A	1,388	14,241

		300,198

Medical Instruments — 0.7%
Boston Scientific Corp.†	26,612	961,758
Elekta AB, Series B	83,595	1,059,070
Intuitive Surgical, Inc.†	7,649	3,986,506
Medtronic PLC	37,755	3,391,154

		9,398,488

Medical Labs & Testing Services — 0.0%
Miraca Holdings, Inc.	18,500	449,619

Medical Products — 1.5%
Abbott Laboratories	12,361	852,167
Becton Dickinson and Co.	27,729	6,391,535
Cooper Cos., Inc.	2,353	607,803
GN Store Nord A/S	29,528	1,250,354
Hologic, Inc.†	21,922	854,739
Koninklijke Philips NV	92,604	3,452,293
Siemens Healthineers AG†*	20,103	832,970
Stryker Corp.	33,150	5,377,593
Zimmer Biomet Holdings, Inc.	5,362	609,070

		20,228,524

Medical-Biomedical/Gene — 0.9%
Alexion Pharmaceuticals, Inc.†	20,904	2,342,711
Amgen, Inc.	3,171	611,337
Biogen, Inc.†	1,492	453,971
BioMarin Pharmaceutical, Inc.†	1,704	157,058
Celgene Corp.†	15,670	1,121,972
CSL, Ltd.	5,738	769,548
Gilead Sciences, Inc.	9,723	662,914

Illumina, Inc.†	32	9,957
Incyte Corp.†	1,205	78,108
Regeneron Pharmaceuticals, Inc.†	221	74,972
Shire PLC ADR	9,077	1,650,198
Vertex Pharmaceuticals, Inc.†	20,045	3,396,826

		11,329,572

Medical-Drugs — 3.1%
AbbVie, Inc.	4,422	344,253
Allergan PLC	3,213	507,686
Astellas Pharma, Inc.	180,700	2,787,483
Bayer AG	43,004	3,301,683
Bristol-Myers Squibb Co.	4,421	223,437
Eli Lilly & Co.	14,147	1,534,101
GlaxoSmithKline PLC ADR	56,005	2,187,555
Johnson & Johnson	18,213	2,549,638
Merck & Co., Inc.	78,138	5,751,738
Novartis AG	59,632	5,207,435
Novo Nordisk A/S, Class B	19,865	857,960
Pfizer, Inc.	208,596	8,982,144
Roche Holding AG	17,940	4,353,108
Sanofi	28,115	2,512,940
Zoetis, Inc.	4,580	412,887

		41,514,048

Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	1,443	101,443

Medical-HMO — 1.5%
Anthem, Inc.	15,699	4,326,173
Centene Corp.†	10,061	1,311,150
Cigna Corp.	23,410	5,005,292
Humana, Inc.	3,167	1,014,738
UnitedHealth Group, Inc.	31,180	8,148,893
WellCare Health Plans, Inc.†	2,211	610,214

		20,416,460

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	6,279	838,435
Universal Health Services, Inc., Class B	674	81,931

		920,366

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	515	45,320

Metal Processors & Fabrication — 0.0%
Aurubis AG	370	22,495

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,137	47,618

Metal-Aluminum — 0.0%
Alumina, Ltd.	42,232	76,150
Norsk Hydro ASA	11,727	60,660

		136,810

Metal-Copper — 0.1%
Antofagasta PLC	99,220	994,193
First Quantum Minerals, Ltd.	5,138	51,284
Freeport-McMoRan, Inc.	7,500	87,375
HudBay Minerals, Inc.	3,558	13,973
KAZ Minerals PLC	2,786	18,450
OZ Minerals, Ltd.	6,004	38,648
Southern Copper Corp.	3,653	140,056

		1,343,979

Metal-Diversified — 0.2%
Boliden AB	6,488	147,569
Glencore PLC	65,740	267,589
Rio Tinto PLC	8,989	437,271
Rio Tinto, Ltd.	11,769	638,162
Sandfire Resources NL	3,512	16,563
South32, Ltd.	356,081	911,005

		2,418,159

Metal-Iron — 0.0%
Ferrexpo PLC	7,627	20,350
Fortescue Metals Group, Ltd.	20,178	57,082
Labrador Iron Ore Royalty Corp.	1,007	21,877
Vale SA	15,503	236,242

		335,551

Mining Services — 0.0%
Eramet	158	14,559

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG†	9,774	885,642

Multimedia — 0.2%
Twenty-First Century Fox, Inc., Class A	5,861	266,793
Twenty-First Century Fox, Inc., Class B	32,601	1,472,913
Walt Disney Co.	6,604	758,337

		2,498,043

Networking Products — 0.4%
Cisco Systems, Inc.	111,092	5,082,459
Telefonaktiebolaget LM Ericsson, Class B	100,817	875,770

		5,958,229

Non-Ferrous Metals — 0.1%
Independence Group NL	338,772	972,431

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,618	408,316
Waste Connections, Inc.	8,166	624,209

		1,032,525

Oil Companies-Exploration & Production — 0.5%
Advantage Oil & Gas, Ltd.†	6,520	14,611
ARC Resources, Ltd.	3,450	32,130
Birchcliff Energy, Ltd.	6,800	21,436
Cabot Oil & Gas Corp.	54,379	1,317,603
Cairn Energy PLC†	9,827	24,772
Canadian Natural Resources, Ltd.	969	26,473
Centennial Resource Development, Inc., Class A†	2,737	52,441
Concho Resources, Inc.†	11,359	1,579,923
ConocoPhillips	2,153	150,495
Continental Resources, Inc.†	466	24,549
Crew Energy, Inc.†	4,495	4,234
Diamondback Energy, Inc.	1,809	203,259
Encana Corp.	36,399	372,726
Energen Corp.†	540	38,864
EOG Resources, Inc.	12,717	1,339,609
Hess Corp.	5,595	321,153
Jagged Peak Energy, Inc.†	2,049	25,244

Kelt Exploration, Ltd.†	2,350	10,853
Kosmos Energy, Ltd.†	5,750	37,318
Lundin Petroleum AB	1,016	30,884
Noble Energy, Inc.	837	20,799
Occidental Petroleum Corp.	20,536	1,377,350
Pioneer Natural Resources Co.	229	33,725
Seven Generations Energy, Ltd., Class A†	3,523	37,760
Tourmaline Oil Corp.	1,500	21,877
Tullow Oil PLC†	5,408	15,579
Venture Global LNG, Inc., Series C†(1)(14)(15)	3	15,600
WPX Energy, Inc.†	1,600	25,664

		7,176,931

Oil Companies-Integrated — 1.5%
BP PLC	14,391	104,242
BP PLC ADR	31,997	1,387,710
Chevron Corp.	5,817	649,468
Equinor ASA†	44,531	1,147,374
Exxon Mobil Corp.	60,253	4,800,959
Galp Energia SGPS SA	3,045	53,084
Royal Dutch Shell PLC, Class B ADR	40,870	2,685,568
Suncor Energy, Inc.	1,029	34,276
TOTAL SA	76,659	4,499,055
TOTAL SA ADR	77,249	4,526,791

		19,888,527

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	506	21,535
National Oilwell Varco, Inc.	10,688	393,319

		414,854

Oil Refining & Marketing — 0.2%
DCC PLC	17,811	1,527,153
Marathon Petroleum Corp.	11,629	819,278
Phillips 66	6,290	646,738
Valero Energy Corp.	1,020	92,912

		3,086,081

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC	1,093	29,172
Halliburton Co.	519	17,999
Schlumberger, Ltd.	13,202	677,395
TechnipFMC PLC	950	24,985
WorleyParsons, Ltd.	105,448	1,092,646

		1,842,197

Paper & Related Products — 0.2%
International Paper Co.	42,279	1,917,775
Mondi PLC	961	22,617
Stora Enso Oyj, Class R	76,970	1,159,240

		3,099,632

Pharmacy Services — 0.3%
CVS Health Corp.	37,304	2,700,437
Express Scripts Holding Co.†	15,694	1,521,847

		4,222,284

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	7,000	760,057

Pipelines — 0.2%
Koninklijke Vopak NV	846	38,306
Plains GP Holdings LP, Class A	1,365	29,170
TransCanada Corp.	76,096	2,870,341

		2,937,817

Poultry — 0.0%
Sanderson Farms, Inc.	300	29,517

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	3,512	357,170

Precious Metals — 0.0%
Roxgold, Inc.†	8,922	5,557
Tahoe Resources, Inc.†	3,900	9,243

		14,800

Private Equity — 0.0%
Brookfield Asset Management, Inc., Class A	2,077	84,638
KKR & Co, Inc. Class A	6,767	160,039

		244,677

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	5,186	144,378
Alexander & Baldwin, Inc.	2,229	43,555
Alexandria Real Estate Equities, Inc.	1,073	131,153
Allied Properties Real Estate Investment Trust	1,150	36,952
American Campus Communities, Inc.	3,342	132,042
American Tower Corp.	4,428	689,927
AvalonBay Communities, Inc.	3,686	646,451
Boston Properties, Inc.	1,592	192,250
Camden Property Trust	2,152	194,261
Canadian Apartment Properties REIT	1,337	47,541
CapitaLand Commercial Trust	24,800	31,007
CapitaLand Mall Trust	41,200	62,814
Charter Hall Retail REIT	14,487	43,640
Concentradora Fibra Danhos SA de CV	22,910	30,339
Crown Castle International Corp.	11,025	1,198,858
CubeSmart	1,429	41,412
Derwent London PLC	1,695	63,445
Douglas Emmett, Inc.	6,558	237,334
Duke Realty Corp.	900	24,813
EastGroup Properties, Inc.	683	65,425
Equinix, Inc.	1,243	470,774
Equity Residential	10,605	688,901
Essex Property Trust, Inc.	1,043	261,564
Federal Realty Investment Trust	1,325	164,366
First Industrial Realty Trust, Inc.	1,219	37,423
Gecina SA	448	65,700
Goodman Group	6,121	45,047
Great Portland Estates PLC	81,885	729,888
Healthcare Realty Trust, Inc.	3,605	100,435
Highwoods Properties, Inc.	1,118	47,672
Hoshino Resorts REIT, Inc.	6	28,169
Host Hotels & Resorts, Inc.	4,601	87,925
Hudson Pacific Properties, Inc.	2,693	81,598
Inmobiliaria Colonial SA	5,229	52,525
JBG SMITH Properties	4,967	186,163
Kilroy Realty Corp.	2,111	145,406
Kimco Realty Corp.	5,433	87,417
Macerich Co.	3,766	194,401

Mitsui Fudosan Logistics Park, Inc.	18	52,524
National Storage REIT	19,199	23,192
Nippon Accommodations Fund, Inc.	16	73,257
Nippon Prologis REIT, Inc.	19	38,291
Paramount Group, Inc.	2,747	39,255
Pebblebrook Hotel Trust	1,290	43,486
Prologis, Inc.	29,067	1,873,949
PS Business Parks, Inc.	361	47,147
Public Storage	2,018	414,638
Rayonier, Inc.	1,578	47,656
Regency Centers Corp.	6,400	405,504
Scentre Group	388,656	1,093,002
Shaftesbury PLC	4,994	57,237
Simon Property Group, Inc.	3,688	676,822
SL Green Realty Corp.	5,984	546,100
Sunstone Hotel Investors, Inc.	7,883	114,067
Taubman Centers, Inc.	579	31,851
Terreno Realty Corp.	3,199	119,739
Unibail-Rodamco-Westfield	5,262	954,439
UNITE Group PLC	5,125	55,830
Urban Edge Properties	7,031	144,065
Ventas, Inc.	4,131	239,763
Vornado Realty Trust	6,667	453,889
Weingarten Realty Investors	1,364	38,356
Weyerhaeuser Co.	16,543	440,540

		15,557,570

Real Estate Management/Services — 0.0%
Hufvudstaden AB, Class A	3,998	59,086
Mitsubishi Estate Co., Ltd.	5,400	86,155
PSP Swiss Property AG	1,226	118,230

		263,471

Real Estate Operations & Development — 0.1%
ADO Properties SA*	755	44,581
Hang Lung Properties, Ltd.	25,000	45,247
Hongkong Land Holdings, Ltd.	12,400	73,505
Hysan Development Co., Ltd.	12,000	56,202
Iguatemi Empresa de Shopping Centers SA	4,920	51,375
Kojamo Oyj†	3,759	38,713
Mitsui Fudosan Co., Ltd.	58,300	1,309,965
Sun Hung Kai Properties, Ltd.	7,500	97,746

		1,717,334

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	210,251	1,237,757

Retail-Apparel/Shoe — 0.4%
Lojas Renner SA	77,908	787,140
Ross Stores, Inc.	31,528	3,121,272
Tapestry, Inc.	5,738	242,775
Zalando SE†*	13,651	528,795

		4,679,982

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	452	331,528
O’Reilly Automotive, Inc.†	1,378	441,994

		773,522

Retail-Building Products — 0.3%
Home Depot, Inc.	7,463	1,312,592
Kingfisher PLC	499,782	1,625,996
Lowe’s Cos., Inc.	3,671	349,553

		3,288,141

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,550	811,636
Dollar General Corp.	17,405	1,938,569
Dollar Tree, Inc.†	18,915	1,594,534
Walmart, Inc.	7,927	794,920

		5,139,659

Retail-Major Department Stores — 0.0%
TJX Cos., Inc.	5,366	589,616

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,256	344,797

Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	2,080	221,624
Domino’s Pizza, Inc.	783	210,463
McDonald’s Corp.	18,180	3,216,042
Restaurant Brands International, Inc.	10,647	583,136
Starbucks Corp.	4,839	281,969
Yum! Brands, Inc.	13,262	1,199,017

		5,712,251

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	30,400	436,013

Satellite Telecom — 0.1%
Eutelsat Communications SA	44,027	894,590

Semiconductor Components-Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.	14,384	236,041
Maxim Integrated Products, Inc.	24,274	1,214,186
NXP Semiconductors NV	34,311	2,572,982
QUALCOMM, Inc.	27,348	1,719,916
Renesas Electronics Corp.†	63,700	335,594
Taiwan Semiconductor Manufacturing Co., Ltd.	427,000	3,172,454

		9,251,173

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	7,400	243,312
ASML Holding NV	8,102	1,385,397
KLA-Tencor Corp.	3,783	346,296
Lam Research Corp.	8,218	1,164,737
Tokyo Electron, Ltd.	12,900	1,800,730

		4,940,472

Silver Mining — 0.0%
First Majestic Silver Corp.†	3,092	17,169
Fortuna Silver Mines, Inc.†	7,551	28,680
Silvercorp Metals, Inc.	4,186	9,126

		54,975

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,420	143,675
Henkel AG & Co. KGaA (Preference Shares)	178	19,468

		163,143

Software Tools — 0.1%
VMware, Inc., Class A†	5,460	771,989

Steel Pipe & Tube — 0.0%
Tenaris SA	2,389	35,258
Valmont Industries, Inc.	102	12,680

		47,938

Steel-Producers — 0.1%
Acerinox SA	3,163	35,334
ArcelorMittal	2,856	71,211
BlueScope Steel, Ltd.	3,469	35,552
JFE Holdings, Inc.	3,200	60,165
Nucor Corp.	2,540	150,165
POSCO	493	111,220
Reliance Steel & Aluminum Co.	429	33,857
Steel Dynamics, Inc.	1,972	78,091
Ternium SA ADR	1,164	37,062
voestalpine AG	605	21,478

		634,135

Steel-Specialty — 0.0%
APERAM SA	606	20,632
Topy Industries, Ltd.	900	24,396

		45,028

Storage/Warehousing — 0.0%
Shurgard Self Storage SA†	900	25,265

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,471	218,676

Telephone-Integrated — 1.2%
AT&T, Inc.	99,666	3,057,753
KT Corp.	29,138	732,628
Nippon Telegraph & Telephone Corp.	95,200	3,998,099
SoftBank Group Corp.	12,500	1,013,481
Telecom Italia SpA (RSP)	1,156,317	583,610
Telefonica Deutschland Holding AG	392,862	1,528,062
Telefonica SA	134,820	1,103,823
Verizon Communications, Inc.	76,756	4,382,000

		16,399,456

Tobacco — 0.3%
Altria Group, Inc.	16,024	1,042,201
Philip Morris International, Inc.	40,162	3,537,067

		4,579,268

Tools-Hand Held — 0.0%
Snap-on, Inc.	1,061	163,330
Stanley Black & Decker, Inc.	865	100,790

		264,120

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	2,302	471,910
Central Japan Railway Co.	7,500	1,444,416
CSX Corp.	10,157	699,411
Kansas City Southern	10,891	1,110,447
Norfolk Southern Corp.	998	167,494
Union Pacific Corp.	1,459	213,335

		4,107,013

Transport-Services — 0.1%
FedEx Corp.	6,089	1,341,650
United Parcel Service, Inc., Class B	4,865	518,317

		1,859,967

Water — 0.0%
American Water Works Co., Inc.	5,504	487,269

Water Treatment Systems — 0.0%
Pentair PLC	8,402	337,340

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	4,400	4,798,552
Alphabet, Inc., Class C†	8,945	9,631,708
Baidu, Inc. ADR†	4,908	932,814
NAVER Corp.	4,135	417,310
Yahoo Japan Corp.	196,700	616,765

		16,397,149

Wire & Cable Products — 0.1%
Prysmian SpA	43,740	850,039

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	4,388	537,793

Total Common Stocks (cost $693,402,998)		744,426,212

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. 6.00%	278	16,007

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc. Series D(1)(14)(15)	563	10,395

Electric-Distribution — 0.0%
Sempra Energy Series A 6.00%	2,933	290,836
Sempra Energy Series B 6.75%	1,663	165,794

		456,630

Electric-Integrated — 0.1%
DTE Energy Co. 6.50%	330	17,599
NextEra Energy, Inc. 6.12%	12,635	732,830

		750,429

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	233,766

Medical Products — 0.0%
Becton Dickinson and Co. Series A 6.13%	6,259	367,216

Total Convertible Preferred Securities (cost $1,735,485)		1,834,443

PREFERRED SECURITIES — 0.0%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%(13) (cost $218,325)	23,000	220,800

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Pipelines — 0.0%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077 (cost $160,000)	160,000	149,593

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Allegro CLO, Ltd. FRS Series 2015-1A, Class AR 3.33% (3 ML+0.84%) due 07/25/2027*(2)	1,100,000	1,100,440
Ally Auto Receivables Trust Series 2016-1, Class C 2.29% due 06/15/2021	95,000	94,504
Ally Auto Receivables Trust Series 2015-2, Class D 3.01% due 03/15/2022*	50,000	49,556
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.86% (1 ML+0.58%) due 02/18/2025	320,000	320,795
AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87% due 08/18/2021	130,000	129,223
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	466,512
AmeriCredit Automobile Receivables Trust Series 2014-4, Class D 3.07% due 11/09/2020	700,000	700,329
Ascentium Equipment Receivables Trust Series 2016-2A, Class A3 1.65% due 05/10/2022*	395,656	393,524
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 3.21% (1 ML+0.93%) due 12/15/2036*(3)	680,000	679,361
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97% due 02/20/2020*	133,333	133,345
Betony CLO 2, Ltd. FRS Series 2018-1A, Class A1 3.60% (3 ML+1.08%) due 04/30/2031*(2)	535,000	532,057
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	180,000	178,272
BX Trust FRS Series 2018-GW, Class A 3.08% (1 ML+0.80%) due 05/15/2035*(3)	385,000	384,272
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54% due 08/20/2020	32,998	32,894
Capital Auto Receivables Asset Trust Series 2016-1, Class A4 1.98% due 10/20/2020	100,000	99,666
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	10,000	9,867
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	130,000	127,833
CCG Receivables Trust Series 2016-1, Class A2 1.69% due 09/14/2022*	24,259	24,156
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	504,389
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 3.18% (1 ML+0.90%) due 02/15/2037*(3)	705,000	703,884
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	245,000	242,721
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 3.35% (3 ML+0.86%) due 10/25/2027*(2)	660,000	659,175
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(3)	250,000	245,541
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(3)	50,000	49,703
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	117,129	115,702
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	25,000	24,587
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	260,000	255,201
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(4)(5)	116,776	115,678
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(4)(5)	206,616	205,336
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(3)	645,000	624,102

COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(3)	345,000	339,733
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	250,000	247,204
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	165,000	164,705
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(3)	245,000	231,583
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(3)	50,000	49,485
DB Master Finance LLC Series 2017-1A, Class A2I 3.63% due 11/20/2047*	392,038	379,759
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(4)(5)	310,696	308,529
Discover Card Execution Note Trust Series 2016-A4, Class A4 1.39% due 03/15/2022	455,000	448,846
Driven Brands Funding LLC Series 2018-1A, Class A2 4.74% due 04/20/2048*	174,125	173,409
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	175,566	170,877
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	120,175	119,491
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 3.10% (3 ML+0.79%) due 11/15/2026*(2)	720,000	718,812
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(4)(5)	313,821	306,746
GM Financial Automobile Leasing Trust Series 2016-3, Class A3 1.61% due 12/20/2019	57,352	57,210
GM Financial Automobile Leasing Trust Series 2016-1, Class A4 1.79% due 03/20/2020	137	137
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	510,853
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22% due 01/18/2022*	390,000	386,324
GreatAmerica Leasing Receivables Funding LLC Series 2017-1, Class A3 2.06% due 06/22/2020*	172,916	172,061
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	110,000	108,888
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(3)	25,000	24,879
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(5)	275,000	273,396
Hardee’s Funding LLC Series 2018-1A, Class AI 4.25% due 06/20/2048*	230,000	228,871
Hardee’s Funding LLC Series 2018-1A, Class AII 4.96% due 06/20/2048*	570,000	566,181
Homeward Opportunities Fund Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)	879,344	879,249
Huntington Auto Trust Series 2016-1, Class A3 1.59% due 11/16/2020	180,297	179,439
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	258,215
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	232,063	228,737
John Deere Owner Trust Series 2016-A, Class A4 1.64% due 01/17/2023	15,000	14,883
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(3)	910,000	890,805
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(3)	50,000	47,436
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A4 1.52% due 06/15/2022	195,000	194,366
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	55,162	53,845
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	206,060	201,374
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	506,062	505,290

MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	100,000	97,392
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	380,000	371,801
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(3)	110,000	101,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(3)	250,000	245,973
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(3)	115,000	114,859
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(3)	410,000	409,515
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 3.29% (3 ML+ 0.85%) due 07/15/2027*(2)	365,000	364,544
OZLM VIII, Ltd. FRS Series 2014-8A, Class A1AR 3.58% (3 ML+1.13%) due 10/17/2026*(2)	395,000	394,802
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	985,000	979,248
RETL FRS Series 2018-RVP, Class A 3.38% (1 ML+1.10%) due 03/15/2033*(3)	279,154	279,146
Santander Drive Auto Receivables Trust Series 2015-2, Class C 2.44% due 04/15/2021	259,790	259,578
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	355,000	353,041
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% due 01/20/2021*	330,000	326,637
Seasoned Credit Risk Transfer Trust VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(4)(5)	75,000	71,565
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(4)(5)	460,123	453,750
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(4)(5)	802,161	801,409
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(4)(5)	1,200,934	1,204,579
SLM Student Loan Trust FRS Series 2010-1, Class A 2.68% (1 ML+0.40%) due 03/25/2025	298,705	294,304
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.82% (3 ML+0.33%) due 01/25/2022	815,668	799,984
SLM Student Loan Trust FRS Series 2008-9, Class A 3.99% (3 ML+1.50%) due 04/25/2023	117,673	119,666
SLM Student Loan Trust FRS Series 2008-5, Class A4 4.19% (3 ML+1.70%) due 07/25/2023	118,746	121,269
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	70,000	67,984
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	265,537
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	87,072	84,765
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	41,931	41,207
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	57,606	56,191
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	195,360	190,514
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	1,213,408	1,174,951
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	381,261	372,153
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	688,453	669,114
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	203,930	199,012
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(4)(5)	392,997	392,287
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	135,000	133,870

Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	120,000	113,189
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	248,125	238,205
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(3)	25,000	25,352
Wheels SPV 2 LLC Series 2016-1A, Class A2 1.59% due 05/20/2025*	41,999	41,873
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	58,571	58,106
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19% due 05/17/2021	358,693	357,330
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	689,044
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(3)	640,000	613,148

Total Asset Backed Securities (cost $33,215,056)		32,593,067

U.S. CORPORATE BONDS & NOTES — 9.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	174,687
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	37,548
Omnicom Group, Inc. Senior Notes 3.65% due 11/01/2024	75,000	72,231

		284,466

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	986,347
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	390,486
Lockheed Martin Corp. Senior Notes 3.80% due 03/01/2045	350,000	312,039
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	200,893
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	665,000	636,818

		2,526,583

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	450,000	474,188

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	119,860	115,138
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	124,439	121,406
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	469,463	473,592
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	436,822	448,853
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	772,775
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	369,384	343,527
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	179,975	170,840

		2,446,131

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	888,612
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	152,100

		1,040,712

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 1.45% due 09/13/2019*	250,000	246,282
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	850,000	848,726
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	558,882
General Motors Co. Senior Notes 4.00% due 04/01/2025(6)(7)	550,000	518,406

General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 01/15/2020	50,000	49,753
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	879,750
Toyota Motor Credit Corp. Senior Notes 1.40% due 05/20/2019	330,000	327,489
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	745,097

		4,174,385

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.30% due 05/10/2019	160,000	158,702
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	423,862
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	621,508

		1,204,072

Banks-Commercial — 0.5%
Branch Banking & Trust Co. Senior Notes 1.45% due 05/10/2019	250,000	248,240
Capital One NA Senior Notes 1.85% due 09/13/2019	350,000	345,983
Capital One NA Senior Notes 2.35% due 01/31/2020	600,000	592,356
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	492,876
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	243,260
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	38,558
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	220,000	215,483
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	801,162
KeyBank NA Senior Notes 1.60% due 08/22/2019	250,000	247,103
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	767,428
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	1,255,000	1,245,971
Manufacturers & Traders Trust, Co. Sub. Notes 3.40% due 08/17/2027	250,000	238,605
PNC Bank NA Senior Notes 1.45% due 07/29/2019	250,000	247,228
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	378,297
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	834,328

		6,936,878

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	241,304

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	634,788
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	597,432
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	539,608
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	25,000	25,000
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	950,182
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	741,226
Wells Fargo Bank NA Senior Notes 3.33% due 07/23/2021	600,000	597,929

		4,086,165

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	310,000	266,442
Maple Escrow Subsidiary, Inc. Company Guar. Notes 3.55% due 05/25/2021*	390,000	388,156

		654,598

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	475,000	451,828
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	650,000	612,295

		1,064,123

Broadcast Services/Program — 0.1%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	700,000	639,800

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	10,996
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	109,149

		120,145

Building-Heavy Construction — 0.0%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	455,000	475,475

Building-Mobile Home/Manufactured Housing — 0.0%
Williams Scotsman International, Inc. Company Guar. Notes 6.88% due 08/15/2023*	540,000	535,950

Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	425,000	391,000

Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	175,000	175,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 7.75% due 07/15/2025*	775,000	819,562
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,227,273
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	400,000	358,000
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	575,000	537,625
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	497,305

		3,615,640

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	194,394
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	375,000	383,437

		577,831

Chemicals-Specialty — 0.0%
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	375,000	361,406

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	510,000	518,925
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	370,000	380,175

		899,100

Commercial Services — 0.1%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	525,000	557,812

Commercial Services-Finance — 0.0%
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	390,000	379,275

Computer Services — 0.1%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	195,000	187,200
DXC Technology Co. Senior Notes 2.88% due 03/27/2020	345,000	341,624
GCI, Inc. Senior Notes 6.88% due 04/15/2025	600,000	619,122
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	400,000	361,000

		1,508,946

Computers — 0.2%
Apple, Inc. Senior Notes 1.10% due 08/02/2019	250,000	246,858
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	394,882
Apple, Inc. Senior Notes 3.20% due 05/11/2027	1,670,000	1,587,574

Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	255,099
Hewlett Packard Enterprise Co. Senior Notes 2.10% due 10/04/2019*	350,000	346,610

		2,831,023

Containers-Metal/Glass — 0.0%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	500,000	475,000

Containers-Paper/Plastic — 0.1%
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	710,000	663,850
Packaging Corp. of America Senior Notes 2.45% due 12/15/2020	385,000	376,806

		1,040,656

Cosmetics & Toiletries — 0.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*	450,000	456,750

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	545,134

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	570,000	547,770
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	273,952
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	67,465

		889,187

Distribution/Wholesale — 0.0%
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	425,000	398,438

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	500,000	499,755
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	150,000	149,890
Bank of America Corp. FRS Senior Notes 3.02% (3 ML+0.65%) due 06/25/2022	850,000	850,152
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	142,682
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	1,325,000	1,267,595
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	346,186
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	241,647
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	488,582
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	482,927
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	173,644
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	325,000	323,452
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	481,125
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	953,901
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	121,084
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	640,000	622,815
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	137,232
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	483,832
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,080,817
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	186,585
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	428,077
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	493,139
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	24,561
Morgan Stanley Senior Notes 2.38% due 07/23/2019	300,000	298,734

Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	503,694
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	876,511
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	793,596
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	23,002

		12,475,217

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	150,000	147,299
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	96,554

		243,853

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	233,655
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	50,066
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	363,222
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	438,526

		1,085,469

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	205,000	205,798
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	811,784
Uber Technologies, Inc. Senior Notes 8.00% due 11/01/2026*	710,000	711,775

		1,729,357

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	992,839

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	150,149
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	780,000	675,618
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	181,675
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	157,568
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	40,260
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	34,115
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	196,716
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	159,333
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	230,549
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	120,000	119,239
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	518,002
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	551,957
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	700,000	675,468
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	876,745
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	474,011
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	312,187
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	600,000	608,868
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	371,571

		6,334,031

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	611,918

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	774,443
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021*	190,000	188,617

		963,060

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	74,751
Keysight Technologies, Inc. Senior Notes 3.30% due 10/30/2019	450,000	449,339

		524,090

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	255,000	248,071

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	850,000	803,813

Finance-Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	814,140
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	568,182
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	372,612
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	706,776
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	89,903

		2,551,613

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	355,829
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	486,765

		842,594

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	44,529
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	890,211

		934,740

Food-Dairy Products — 0.0%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	210,000	179,550

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.00% due 06/15/2023	600,000	596,808

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	375,000	348,984

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	265,000	247,775
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	85,000	81,600
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	582,050
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	365,933

		1,277,358

Hotels/Motels — 0.0%
Marriott Ownership Resorts, Inc. Company Guar. Notes 6.50% due 09/15/2026*	255,000	257,550

Independent Power Producers — 0.0%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	425,000	379,759

Insurance Brokers — 0.2%
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	400,000	390,400
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	107,540
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047	525,000	488,203
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	350,000	343,000

Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	380,024
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	425,061

		2,134,228

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	482,033
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	435,000	428,531
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	754,444
Pricoa Global Funding I Sec. Notes 1.45% due 09/13/2019*	225,000	221,891
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	672,072
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	361,682
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	936,540
Unum Group Senior Notes 3.00% due 05/15/2021	55,000	54,035

		3,911,228

Insurance-Multi-line — 0.1%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	210,000	187,425
Metropolitan Life Global Funding I Sec. Notes 1.75% due 12/19/2018*	225,000	224,726
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	235,369
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	608,651
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	541,507

		1,797,678

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	115,370
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	491,791
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	614,649
New York Life Global Funding Sec. Notes 1.50% due 10/24/2019*	305,000	300,481

		1,522,291

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	74,022
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	194,125

		268,147

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	260,206
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	28,231

		288,437

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	627,146

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	516,118

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	118,885
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	715,217
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	366,791

		1,200,893

Machinery-Material Handling — 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	355,000	382,513

Medical Information Systems — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	375,000	366,563

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	150,000	151,944

Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	460,000	446,200

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	204,765
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	402,654
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	635,000	596,266

		1,203,685

Medical-Biomedical/Gene — 0.1%
Baxalta, Inc. Company Guar. Notes 2.88% due 06/23/2020	14,000	13,845
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	550,000	548,831
Celgene Corp. Senior Notes 3.55% due 08/15/2022	570,000	564,468
Celgene Corp. Senior Notes 3.88% due 08/15/2025	70,000	67,382
Gilead Sciences, Inc. Senior Notes 1.85% due 09/20/2019	350,000	346,429
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	49,472

		1,590,427

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	62,977
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	91,523
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	396,392
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	46,114
Bausch Health Cos, Inc. Company Guar. Notes 9.25% due 04/01/2026*	375,000	393,281
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	332,871

		1,323,158

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	235,121
Halfmoon Parent, Inc. Senior Sec. Notes 3.75% due 07/15/2023*	1,080,000	1,070,589
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	49,744
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	350,000	355,537
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*	375,000	384,375
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,703
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	97,746

		2,218,815

Medical-Hospitals — 0.3%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	91,209
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	865,250
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	440,982
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,230,804
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	381,610
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	375,000	367,826
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	685,249

		4,062,930

Medical-Outpatient/Home Medical — 0.0%
Hadrian Merger Sub, Inc. Senior Notes 8.50% due 05/01/2026*	400,000	381,000

Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	350,000	346,500

Metal-Aluminum — 0.0%
Aleris International, Inc. Sec. Notes 10.75% due 07/15/2023*	185,000	193,788

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	500,000	493,856

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	253,769

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.50% due 01/15/2023	100,000	93,988

Oil Companies-Exploration & Production — 0.3%
Bruin E&P Partners LLC Senior Notes 8.88% due 08/01/2023*	382,000	376,270
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	413,000	367,570
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	363,000	348,153
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	380,000	377,625
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	14,934
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	145,725
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	350,000	364,438
Halcon Resources Corp. Company Guar. Notes 6.75% due 02/15/2025	400,000	364,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	173,494
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	398,325
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	48,404
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	285,000	105,450
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	450,000	412,313

		3,496,701

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	150,753
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	488,247

		639,000

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	593,299
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	550,910
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	662,283
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	500,000	479,618
Express Scripts Holding Co. Company Guar. Notes 3.30% due 02/25/2021	50,000	49,534

		2,335,644

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	79,836
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	40,123
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	580,434
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	185,000	171,553
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	140,000	126,352
Williams Partners LP Senior Notes 5.10% due 09/15/2045	405,000	382,716

		1,381,014

Radio — 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	400,000	376,500

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	984,208
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	43,068
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	333,097
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	224,920
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	262,768
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	110,140
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	34,778
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	141,677
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	345,833
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	134,735
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	596,561
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	33,348
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	273,696
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	332,519
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	14,803
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	250,352
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	131,885
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/10/2046*	175,000	170,900
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	50,000	49,721
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	247,413
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	320,506

		5,036,928

Retail-Apparel/Shoe — 0.0%
The Men’s Wearhouse, Inc. Company Guar. Notes 7.00% due 07/01/2022	290,000	297,250

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	325,000	322,885
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	45,967
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	944,898
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	401,947

		1,715,697

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	975,000	971,712

Retail-Leisure Products — 0.0%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	395,000	384,138

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 3.13% due 04/01/2019	400,000	399,168
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	114,083
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	73,950

		587,201

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	720,000	739,800
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	400,000	383,000
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	405,000	384,750

		1,507,550

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	39,208

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.00% due 05/20/2022	520,000	509,596

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	152,378
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	585,142

		737,520

Telecom Services — 0.1%
GTT Communications, Inc. Company Guar. Notes 7.88% due 12/31/2024*	600,000	564,000

Telephone-Integrated — 0.2%
CB Escrow Corp. Senior Notes 8.00% due 10/15/2025*	400,000	364,000
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	600,000	630,000
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	677,505
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	769,275

		2,440,780

Tobacco — 0.0%
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022*	510,000	488,147

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	550,000	526,625

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	49,393
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	340,879
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	546,131

		936,403

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	260,000	245,395

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.* Senior Notes 3.91% due 08/27/2021	120,000	119,999
NVA Holdings, Inc. Company Guar. Notes 6.88% due 04/01/2026*	400,000	395,000

		514,999

Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	385,000	389,812
Mead Johnson Nutrition Co. Company Guar. Notes 4.60% due 06/01/2044	50,000	50,851

		440,663

Total U.S. Corporate Bonds & Notes (cost $132,087,965)		127,160,820

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Advertising Agencies — 0.0%
MDC Partners, Inc. Company Guar. Notes 6.50% due 05/01/2024*	405,000	332,100

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	95,259

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	105,250
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	513,071

		618,321

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	464,500

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC Company Guar. Notes 3.15% due 11/19/2020	50,000	49,445

Banks-Commercial — 1.0%
ABN AMRO Bank NV Senior Notes 2.10% due 01/18/2019*	265,000	264,612
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	496,450
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	279,266

ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	662,498
Bank of Montreal Senior Notes 1.50% due 07/18/2019	385,000	381,101
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	794,929
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	831,446
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	240,797
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	290,029
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	393,916
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	750,000	736,429
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	500,409
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	558,057
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	257,708
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	377,110
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	181,109
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	392,126
Royal Bank of Canada Senior Notes 1.50% due 07/29/2019	250,000	247,298
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	431,112
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	200,000	193,211
Santander UK PLC Senior Notes 2.35% due 09/10/2019	25,000	24,825
Skandinaviska Enskilda Banken AB Senior Notes 1.50% due 09/13/2019	500,000	493,268
Standard Chartered PLC FRS Senior Notes 3.45% (3 ML+1.13%) due 08/19/2019*	325,000	327,031
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 2.05% due 03/06/2019*	437,000	435,805
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	516,991
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	747,806
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	51,204
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	993,332
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,084,229

		13,184,104

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	588,000

Banks-Special Purpose — 0.1%
KFW Government Guar. Notes 2.13% due 03/07/2022	800,000	774,722
KFW Government Guar. Notes 2.75% due 07/15/2020	632,000	629,465

		1,404,187

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	52,911

Cable/Satellite TV — 0.1%
Numericable-SFR SA Senior Sec. Notes 6.25% due 05/15/2024*	668,000	640,445
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	700,000	623,000

		1,263,445

Cellular Telecom — 0.1%
C&W Senior Financing DAC Senior Notes 7.50% due 10/15/2026*	320,000	320,800
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	550,000	523,875

		844,675

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	365,152

Chemicals-Specialty — 0.1%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*	400,000	399,000
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	360,000	349,200

		748,200

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(10)	750,000	727,031

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	566,123
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	734,489
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	201,937
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	304,935
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	586,181
Credit Agricole SA FRS Senior Notes 3.84% (3 ML+1.43%) due 01/10/2022*	275,000	279,755
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	304,242
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	338,491
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	317,469
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	484,852
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,036,153
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	890,853
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,230,405
UBS Group Funding Switzerland AG Company Guar. Notes 3.00% due 04/15/2021*	200,000	196,833
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	335,000	327,472
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	200,000	196,760

		7,996,950

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 1.30% due 09/13/2019*	500,000	492,659

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	315,000	277,210
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	650,000	572,022

		849,232

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	475,421
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	436,047
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	506,529

		1,417,997

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	828,851

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	146,312
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	731,916

		878,228

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	408,879

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	667,000

Gambling (Non-Hotel) — 0.0%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	536,000	544,040

Gas-Transportation — 0.0%
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	200,000	199,000

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.63% due 06/09/2021	424,000	421,498

Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 5.38% due 03/01/2023*	96,000	88,080
GFL Environmental, Inc. Senior Notes 5.63% due 05/01/2022*	345,000	327,750

		415,830

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	34,318
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	337,053
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	24,699

		396,070

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	255,092
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	645,000	591,683

		846,775

Machinery-Pumps — 0.0%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	198,000	164,835

Medical Instruments — 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.70% due 03/28/2019	650,000	647,420

Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	330,176
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	405,644
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	1,190,000	1,167,662
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	564,000	534,390

		2,437,872

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	330,000	316,128

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	475,000	423,938
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	195,000	195,975

		619,913

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	297,423

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	27,518

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	746,012
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	190,942
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	525,000	509,250
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	94,987
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	434,705

		1,975,896

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.77% due 09/19/2019	365,000	360,778
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022	610,000	608,841
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	805,000	623,875
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021	250,000	255,795
Shell International Finance BV Company Guar. Notes 1.38% due 05/10/2019	200,000	198,461
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	240,941
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	39,385

		2,328,076

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	240,240

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	230,354
Enbridge, Inc. Senior Notes 4.00% due 10/01/2023	90,000	89,746
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	115,000	113,028
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	15,458

		448,586

Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	400,000	399,500

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	82,691

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	790,000	776,175

Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	500,000	470,000

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	400,000	363,000
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	800,000	840,000

		1,203,000

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	592,304

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	198,894

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	306,003

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	606,950

Total Foreign Corporate Bonds & Notes (cost $52,741,006)		51,239,763

U.S. GOVERNMENT AGENCIES — 8.9%
Federal Home Loan Bank — 0.1%
1.00% due 09/26/2019	700,000	689,571
1.38% due 05/28/2019	765,000	759,841

		1,449,412

Federal Home Loan Mtg. Corp. — 0.3%
1.38% due 08/15/2019	895,000	885,952
3.00% due 12/01/2046	915,382	867,210
3.50% due 09/01/2042	33,329	32,629
3.50% due 11/01/2042	102,338	100,189
3.50% due 03/01/2044	102,187	100,036
3.50% due 03/01/2046	141,148	137,964
4.00% due 09/01/2045	12,956	12,983
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(3)	168,016	159,568
Series K068, Class A1 2.95% due 02/25/2027(3)	330,299	322,966
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.78% (1 ML+0.50%) due 08/15/2046(4)	19,502	19,674

Series 4621, Class FK 2.78% (1 ML+0.50%) due 10/15/2046(4)	85,047	85,403
Series 4623, Class MF 2.78% (1 ML+0.50%) due 10/15/2046(4)	52,823	53,082
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.82% due 05/25/2048*(4)(5)	454,424	452,358
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2016-HQA3, Class M1 3.08% (1 ML+0.80%) due 03/25/2029(4)	43,279	43,304
Series 2016-DNA3, Class M2 4.28% (1 ML+2.00%) due 12/25/2028(4)	196,402	198,564

		3,471,882

Federal National Mtg. Assoc. — 5.7%
1.00% due 08/28/2019	1,000,000	986,411
1.25% due 08/17/2021	870,000	830,144
1.50% due 02/28/2020	790,000	776,581
2.50% due 11/01/2031	211,956	202,982
2.50% due 02/01/2032	352,956	338,021
2.50% due 05/01/2032	815,039	780,838
2.50% due 10/01/2032	551,398	528,039
2.50% due November 15 TBA	805,000	770,472
2.50% due 05/01/2043	160,579	147,553
2.50% due 08/01/2046	398,729	364,759
2.50% due 10/01/2046	385,823	352,953
3.00% due 01/01/2031	17,788	17,471
3.00% due 10/01/2032	1,469,632	1,443,464
3.00% due November 15 TBA	315,000	309,119
3.00% due 11/01/2036	387,095	373,145
3.00% due 12/01/2036	102,166	98,509
3.00% due 10/01/2037	936,566	899,251
3.00% due 03/01/2038	416,762	399,899
3.00% due 05/01/2043	23,203	22,150
3.00% due 08/01/2043	28,399	27,097
3.00% due 01/01/2044	781,411	745,633
3.00% due 09/01/2045	318,086	302,510
3.00% due 03/01/2046	1,394,990	1,323,717
3.00% due 10/01/2046	2,170,324	2,057,246
3.00% due 11/01/2046	4,276,570	4,054,196
3.00% due 12/01/2046	2,551,490	2,417,612
3.00% due 01/01/2047	276,295	262,163
3.00% due 02/01/2047	601,026	569,031
3.00% due 11/01/2047	1,662,743	1,575,689
3.00% due November 30 TBA	960,000	908,032
3.50% due 11/01/2031	847,165	850,046
3.50% due 11/01/2032	297,148	297,588
3.50% due 05/01/2033	578,910	578,707
3.50% due 02/01/2035	28,049	27,770
3.50% due 01/01/2036	256,300	253,746
3.50% due 06/01/2038	277,581	273,176
3.50% due 10/01/2041	35,707	35,076
3.50% due 07/01/2042	104,748	102,898
3.50% due 09/01/2042	104,207	102,059
3.50% due 10/01/2042	228,207	223,511
3.50% due 07/01/2043	21,951	21,563
3.50% due 10/01/2043	99,333	97,293
3.50% due 01/01/2044	650,833	637,440
3.50% due 07/01/2044	424,005	416,233
3.50% due 04/01/2045	455,900	445,767
3.50% due 05/01/2045	189,792	185,544
3.50% due 06/01/2045	229,782	224,639
3.50% due 07/01/2045	1,009,542	986,947
3.50% due 08/01/2045	804,993	786,976
3.50% due 11/01/2045	659,331	644,573
3.50% due 12/01/2045	292,409	287,152
3.50% due 01/01/2046	901,147	880,951
3.50% due 03/01/2046	2,986,549	2,919,085
3.50% due 04/01/2046	944,710	923,272
3.50% due 06/01/2046	1,257,829	1,232,394
3.50% due 09/01/2046	1,167,281	1,141,155
3.50% due 02/01/2047	309,515	302,077
3.50% due 03/01/2047	2,361,647	2,304,783
3.50% due 04/01/2047	3,750,629	3,658,931
3.50% due 11/01/2047	851,133	829,091
3.50% due 12/01/2047	22,752	22,200
3.50% due 03/01/2048	407,696	397,047
3.50% due 04/01/2048	344,101	335,116
4.00% due 11/01/2040	598,261	603,892
4.00% due 12/01/2040	18,422	18,562
4.00% due 02/01/2041	756,181	761,888
4.00% due 07/01/2044	1,137,140	1,140,061
4.00% due 06/01/2045	572,805	574,048
4.00% due 07/01/2045	829,749	831,088
4.00% due 09/01/2045	35,632	35,687
4.00% due 10/01/2045	348,382	348,944
4.00% due 11/01/2045	27,090	27,130
4.00% due 12/01/2045	547,980	551,417
4.00% due 03/01/2046	189,885	190,239
4.00% due 09/01/2046	28,497	28,543
4.00% due 02/01/2047	218,835	219,130
4.00% due 03/01/2047	1,725,963	1,727,161
4.00% due 04/01/2047	1,801,333	1,802,519
4.00% due 05/01/2047	859,278	859,824
4.00% due 08/01/2047	3,045,283	3,049,488
4.00% due 07/01/2048	3,138,581	3,140,089
4.50% due 01/01/2044	192,229	197,965
4.50% due 03/01/2046	1,427,847	1,470,300
4.50% due 11/01/2047	590,806	610,076
4.50% due 05/01/2048	3,335,873	3,433,749
4.50% due 09/01/2048	1,474,560	1,510,736
5.00% due 10/01/2033	18,664	19,740
5.00% due 07/01/2035	1,375,670	1,454,944
5.00% due 05/01/2040	99,945	105,703
5.00% due 06/01/2048	179,150	188,331
5.00% due 08/01/2048	739,593	772,633
5.50% due 10/01/2035	19,340	20,743
5.50% due 05/01/2036	59,494	63,742
5.50% due 08/01/2037	1,410,402	1,511,590

5.50% due 05/01/2044	1,342,808	1,437,579
5.50% due 01/01/2047	562,976	602,141
6.00% due 09/01/2037	85,124	92,825
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 2.96% (1 ML+0.68%) due 10/25/2030(4)	325,743	325,654
Series 2016-C04, Class 1M1 3.73% (1 ML+1.45%) due 01/25/2029(4)	35,239	35,459
Series 2016-C03, Class 1M1 4.28% (1 ML+2.00%) due 10/25/2028(4)	18,947	19,150
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(4)	338,295	341,781

		76,434,044

Government National Mtg. Assoc. — 2.9%
2.50% due 09/20/2046	812,103	753,052
3.00% due 03/20/2045	1,083,524	1,040,468
3.00% due 04/20/2046	126,818	121,582
3.00% due 08/20/2046	346,449	331,930
3.00% due 09/20/2046	547,297	524,612
3.00% due 10/20/2046	108,782	104,189
3.00% due 11/20/2046	734,438	703,319
3.00% due 12/20/2046	308,829	295,695
3.00% due 04/20/2047	798,454	764,381
3.00% due 07/20/2047	2,544,367	2,435,210
3.50% due 05/20/2043	17,893	17,677
3.50% due 10/20/2044	14,584	14,366
3.50% due 05/20/2045	15,649	15,394
3.50% due 02/20/2046	97,022	95,470
3.50% due 05/20/2046	1,214,822	1,195,428
3.50% due 10/20/2046	1,010,876	993,958
3.50% due 02/20/2047	804,988	791,256
3.50% due 04/20/2047	1,010,608	993,358
3.50% due 02/20/2048	2,038,336	1,999,964
4.00% due 05/20/2046	121,991	123,532
4.00% due 05/20/2047	2,222,251	2,238,099
4.00% due 07/20/2047	1,541,635	1,553,565
4.00% due 08/20/2047	1,074,116	1,081,773
4.00% due November 30 TBA	1,990,000	2,002,748
4.50% due 04/20/2041	16,961	17,647
4.50% due 09/15/2045	91,758	95,032
4.50% due 01/20/2046	114,831	119,397
4.50% due 07/20/2047	955,146	980,428
4.50% due 08/20/2047	1,847,056	1,895,948
4.50% due 09/20/2047	531,364	545,429
4.50% due 07/20/2048	2,286,455	2,347,989
4.50% due 09/20/2048	1,180,000	1,212,030
5.00% due 08/20/2042	90,152	95,064
5.00% due 07/20/2047	775,234	806,620
5.00% due 08/20/2047	125,820	130,914
5.00% due 09/20/2047	933,203	970,984
5.00% due 10/20/2047	44,232	46,023
5.00% due 11/20/2047	264,100	274,792
5.00% due 12/20/2047	947,660	986,028
5.00% due 01/20/2048	1,320,077	1,374,042
5.00% due 02/20/2048	246,385	256,520
5.00% due 05/20/2048	564,821	589,295
5.00% due 06/20/2048	118,910	125,590
5.00% due 07/20/2048	1,466,451	1,534,714
5.00% due 08/20/2048	851,967	887,839
5.00% due 09/20/2048	1,869,795	1,951,339
5.00% due 10/20/2048	487,000	508,557
5.50% due 05/20/2048	886,645	929,407
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(4)	264,080	257,295
Series 2017-184, Class JH 3.00% due 12/20/2047(4)	325,379	318,837

		39,448,786

Total U.S. Government Agencies (cost $124,694,426)		120,804,124

U.S. GOVERNMENT TREASURIES — 6.9%
United States Treasury Bonds — 2.8%
United States Treasury Bonds
0.63% due 02/15/2043 TIPS(11)	50,448	43,265
0.75% due 02/15/2042 TIPS(11)	139,371	123,795
0.75% due 02/15/2045 TIPS(11)	19,274	16,843
0.88% due 02/15/2047 TIPS(11)	45,542	40,800
1.00% due 02/15/2046 TIPS(11)	166,432	154,322
1.00% due 02/15/2048 TIPS(11)	16,360	15,127
1.38% due 02/15/2044 TIPS(11)	24,883	25,202
1.75% due 01/15/2028 TIPS(11)	23,710	24,984
2.13% due 02/15/2040 TIPS(11)	50,163	57,910
2.13% due 02/15/2041 TIPS(11)	49,509	57,429
2.25% due 08/15/2046	1,945,000	1,541,033
2.50% due 01/15/2029 TIPS(11)	88,079	99,486
2.50% due 02/15/2045	115,000	96,928
2.50% due 02/15/2046	1,545,000	1,295,869
2.75% due 08/15/2047	3,390,000	2,982,405
2.88% due 11/15/2046	1,875,000	1,695,776
3.00% due 11/15/2045	1,025,000	952,009
3.00% due 02/15/2047	675,000	625,720
3.00% due 05/15/2047	3,535,000	3,274,156
3.00% due 02/15/2048	3,000,000	2,774,180
3.00% due 08/15/2048	900,000	832,183
3.13% due 11/15/2041	6,480,000	6,217,003
3.13% due 02/15/2043	320,000	305,375
3.50% due 02/15/2039	820,000	842,166
3.88% due 04/15/2029 TIPS(11)	105,984	134,025
3.88% due 08/15/2040	1,900,000	2,051,183
4.50% due 02/15/2036	1,200,000	1,397,297
4.50% due 05/15/2038(16)	7,225,000	8,479,215
4.75% due 02/15/2037	50,000	60,199
5.38% due 02/15/2031	860,000	1,049,435

		37,265,320

United States Treasury Notes — 4.1%
United States Treasury Notes
0.13% due 04/15/2019 TIPS(11)	9,147	9,067
0.13% due 04/15/2020 TIPS(11)	290,601	285,648
0.13% due 04/15/2021 TIPS(11)	60,108	58,577
0.13% due 01/15/2022 TIPS(11)	458,642	445,215
0.13% due 04/15/2022 TIPS(11)	286,776	277,180
0.13% due 07/15/2022 TIPS(11)	213,806	207,519
0.13% due 01/15/2023 TIPS(11)	287,291	276,591
0.25% due 01/15/2025 TIPS(11)	562,822	535,041
0.38% due 07/15/2025 TIPS(11)	112,703	107,940
0.38% due 01/15/2027 TIPS(11)	71,083	66,924
0.38% due 07/15/2027 TIPS(11)	147,397	138,728
0.50% due 01/15/2028 TIPS(11)	147,197	139,103
0.63% due 01/15/2024 TIPS(11)	124,379	121,765
0.63% due 01/15/2026 TIPS(11)	461,176	445,737
1.63% due 08/31/2022(16)	810,000	770,734
1.63% due 11/15/2022	435,000	412,723
1.75% due 05/31/2022	410,000	393,216
1.88% due 09/30/2022	1,700,000	1,631,535
2.13% due 01/15/2019 TIPS(11)	44,392	44,399
2.25% due 08/15/2027(16)	9,590,000	8,935,557
2.63% due 06/30/2023	4,535,000	4,464,672
2.75% due 04/30/2023	18,655,000	18,477,923
2.75% due 02/15/2024	7,000,000	6,911,953
2.75% due 02/15/2028	9,620,000	9,309,605

		54,467,352

Total U.S. Government Treasuries (cost $95,590,666)		91,732,672

MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	834,684
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	400,230
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	624,645
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	346,029
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	49,222
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	443,501
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,098,000	1,271,638
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	180,260
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	384,144
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	260,029
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	145,000	134,696
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	408,756
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	878,639
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	816,986

Total Municipal Bonds & Notes (cost $7,315,746)		7,033,459

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Regional Authority — 0.4%
Province of Alberta, Canada Senior Notes 1.90% due 12/06/2019	550,000	543,855
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	850,000	817,211
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	540,577
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	147,131
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	971,942
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,484,066
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,108,019
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	24,342

		5,637,143

Sovereign — 0.2%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	600,000	617,400
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	204,214
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	105,325
United Mexican States Senior Bonds 4.13% due 01/21/2026	850,000	818,933

		1,745,872

Total Foreign Government Obligations (cost $7,604,693)		7,383,015

LOANS (6)(7)(8) — 0.2%
Chemicals-Specialty — 0.0%
Starfruit Finco B V FRS BTL-B 5.51% (1 ML + 3.25%) due 10/01/2025	300,000	299,250

Finance-Commercial — 0.0%
Financial Risk US Holdings, Inc. FRS BTL 6.05% (1 ML + 3.75%) due 10/01/2025	405,000	401,095

Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. FRS 1st Lien 6.05% (1 ML + 3.75) due 10/10/2025	480,000	469,800

Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS 1st Lien 7.04% (1 ML + 4.75%) due 12/31/2022	375,000	380,469

Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC FRS BTL 5.57% (1ML + 3.25%) due 10/25/2020	215,000	195,381

Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. FRS BTL-B 6.57% (3 ML + 4.25%) due 06/23/2023	217,208	194,582

Retail-Restaurants — 0.1%
P.F. Chang’s China Bistro, Inc. FRS BTL-B 7.67% (3 ML + 5.00%) due 08/18/2022	497,487	491,269

Telephone-Integrated — 0.1%
Frontier Communications Corp. FRS BTL-B 6.06% (1 ML + 3.75%) due 06/15/2024	496,231	479,276

Total Loans (cost $2,958,283)		2,911,122

OPTIONS – PURCHASED (9) — 0.7%
Exchange-Traded Put Options-Purchased (cost $3,553,763)	1,709	8,604,815

REGISTERED INVESTMENT COMPANIES — 0.0%
Altaba, Inc.† (cost $411,817)	8,302	498,950

RIGHTS — 0.0%
Containers-Metal/Glass — 0.0%
Vidrala SA Expires 11/12/2018 (cost $581)	257	1,033

Total Long-Term Investment Securities (cost $1,155,690,877)		1,196,593,888

SHORT-TERM INVESTMENT SECURITIES — 10.1%
Registered Investment Companies — 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(12)	134,711,691	134,711,691

U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.26% due 01/17/2019	19,500	19,406

Total Short-Term Investment Securities (cost $134,731,097)		134,731,097

TOTAL INVESTMENTS (cost $1,290,421,974)	99.5%	1,331,324,985
Other assets less liabilities	0.5	6,739,520

NET ASSETS	100.0%	$1,338,064,505

FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Government National Mtg. Assoc.
3.50% due November 30 TBA	$(1,020,000)	(1,001,791)
4.50% due November 30 TBA	(975,000)	(1,000,055)

Total Forward Sales Contracts (proceeds $(1,999,634))		(2,001,846)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $83,655,390 representing 6.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2018, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$321,992	$5.61	0.02%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	15,600	5,200.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc.
Series D	11/3/2017	563	10,395	10,395	18.46	0.00%

				$347,987		0.02%

(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(9)	Purchased Options:

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at 10/31/2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2019	$2,475	1,709	$463,436,366	$3,553,763	$8,604,815	$5,051,052

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of October 31, 2018.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Illiquid Security. At October 31, 2018, the aggregate value of these securities was $347,987 representing 0.0% of net assets.
(15)	Security classified as Level 3. (see Note 1)
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
965	Long	MSCI EAFE Index	December 2018	93,763,609	87,453,125	(6,310,484)
1,678	Long	S&P 500 E-Mini Index	December 2018	243,931,245	227,461,290	(16,469,955)
415	Short	U.S. Treasury 5 Year Notes	December 2018	47,112,347	46,638,867	473,480
123	Short	U.S. Treasury 2 Year Notes	December 2018	25,999,230	25,910,719	88,512
403	Short	U.S. Treasury 10 Year Notes	December 2018	48,348,725	47,730,313	618,412
84	Short	U.S. Treasury Long Bonds	December 2018	12,108,224	11,602,500	505,724
84	Short	U.S. Treasury Ultra Long Bonds	December 2018	13,431,610	12,534,375	897,235

						$(20,197,076)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$321,992	$321,992
Oil Companies-Exploration & Production	7,161,331	—		15,600	7,176,931
Other Industries	520,309,813	216,617,476	**	—	736,927,289
Convertible Preferred Securities:
E-Commerce/Services	—	—		10,395	10,395
Other Industries	1,658,254	165,794		—	1,824,048
Preferred Securities	220,800	—		—	220,800
Preferred Securities/Capital Securities	—	149,593		—	149,593
Asset Backed Securities	—	32,593,067		—	32,593,067
U.S. Corporate Bonds & Notes	—	127,160,820		—	127,160,820
Foreign Corporate Bonds & Notes	—	51,239,763		—	51,239,763
U.S. Government Agencies	—	120,804,124		—	120,804,124
U.S. Government Treasuries	—	91,732,672		—	91,732,672
Municipal Bonds & Notes	—	7,033,459		—	7,033,459
Foreign Government Obligations	—	7,383,015		—	7,383,015
Loans	—	2,911,122		—	2,911,122
Exchange-Traded Put Options - Purchased	8,604,815	—		—	8,604,815
Registered Investment Companies	498,950	—		—	498,950
Rights	1,033	—		—	1,033
Short-Term Investment Securities:
Registered Investment Companies	134,711,691	—		—	134,711,691
U.S. Government Treasuries	—	19,406		—	19,406

Total Investments at Value	$673,166,687	$657,810,311		$347,987	$1,331,324,985

Other Financial Instruments:†
Futures Contracts	$2,583,363	$—		$—	$2,583,363

LIABILITIES:
Forward Sales Contracts	$—	$2,001,846		$—	$2,001,846
Other Financial Instruments:†
Futures Contracts	22,780,439	—		—	22,780,439

Total	$22,780,439	$2,001,846			$24,782,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†

Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Belgium — 1.3%
UCB SA	121,698	$10,215,107

Bermuda — 1.6%
Kunlun Energy Co., Ltd.	10,550,000	11,954,710

Canada — 2.1%
Goldcorp, Inc.	802,500	7,248,073
Husky Energy, Inc.	302,000	4,269,224
Wheaton Precious Metals Corp.	262,200	4,310,082

		15,827,379

Cayman Islands — 3.5%
Baidu, Inc. ADR†	42,430	8,064,246
CK Asset Holdings, Ltd.	1,205,284	7,803,868
CK Hutchison Holdings, Ltd.	1,127,784	11,330,903

		27,199,017

China — 4.7%
China Life Insurance Co., Ltd.	4,579,000	9,180,018
China Telecom Corp., Ltd.	28,541,383	13,447,998
Shanghai Pharmaceuticals Holding Co., Ltd.	2,088,000	4,623,669
Sinopharm Group Co., Ltd.	1,791,200	8,677,071

		35,928,756

Denmark — 3.4%
AP Moller - Maersk A/S, Series B	6,675	8,474,521
Novozymes A/S, Class B	117,648	5,811,103
Vestas Wind Systems A/S	192,726	12,070,218

		26,355,842

France — 10.2%
AXA SA	545,073	13,645,082
BNP Paribas SA	375,574	19,584,022
Cie de Saint-Gobain	253,272	9,530,373
Cie Generale des Etablissements Michelin SCA	72,731	7,451,557
Sanofi	179,756	16,066,727
TOTAL SA	66,813	3,921,201
Veolia Environnement SA	426,448	8,507,942

		78,706,904

Germany — 11.2%
Bayer AG	157,349	12,080,656
E.ON SE	1,183,384	11,465,335
Fresenius Medical Care AG & Co. KGaA	81,442	6,410,546
HeidelbergCement AG	76,105	5,170,702
Infineon Technologies AG	411,402	8,247,442
LANXESS AG	139,269	8,643,013
Merck KGaA	123,522	13,236,434
Siemens AG	109,344	12,599,874
Telefonica Deutschland Holding AG	2,218,736	8,629,917

		86,483,919

Hong Kong — 1.6%
China Mobile, Ltd.	1,349,000	12,606,135

Ireland — 2.2%
Bank of Ireland Group PLC	1,142,279	8,100,526
CRH PLC	308,447	9,216,506

		17,317,032

Israel — 1.9%
Teva Pharmaceutical Industries, Ltd. ADR	747,142	14,927,897

Italy — 3.0%
Eni SpA	907,015	16,131,966
UniCredit SpA	520,201	6,649,804

		22,781,770

Japan — 12.9%
Astellas Pharma, Inc.	919,100	14,178,059
Ezaki Glico Co., Ltd.	176,800	8,788,854
IHI Corp.	146,200	5,334,058
Inpex Corp.	469,600	5,416,983
Kirin Holdings Co., Ltd.	303,100	7,227,578
Mitsui Fudosan Co., Ltd.	293,000	6,583,529
Omron Corp.	94,200	3,805,416
Panasonic Corp.	846,800	9,336,608
Ryohin Keikaku Co., Ltd.	14,600	3,855,658
Seven & i Holdings Co., Ltd.	216,700	9,377,477
SoftBank Group Corp.	118,400	9,599,689
Sumitomo Metal Mining Co., Ltd.	120,900	3,795,134
Sumitomo Rubber Industries, Ltd.	269,700	3,868,184
Suntory Beverage & Food, Ltd.	214,000	8,709,019

		99,876,246

Jersey — 1.3%
Shire PLC	165,378	9,891,834

Luxembourg — 2.2%
SES SA FDR	789,661	16,966,809

Netherlands — 5.7%
Aegon NV	653,757	4,016,453
Akzo Nobel NV	56,884	4,784,205
ING Groep NV	1,030,875	12,196,224
NXP Semiconductors NV	108,000	8,098,920
QIAGEN NV†	212,714	7,725,315
SBM Offshore NV	422,942	7,317,230

		44,138,347

Norway — 0.8%
Yara International ASA	143,050	6,140,642

Singapore — 1.4%
Singapore Telecommunications, Ltd.	4,832,300	11,037,672

South Korea — 5.3%
Hana Financial Group, Inc.	309,174	10,425,866
KB Financial Group, Inc. ADR	272,236	11,311,406
Samsung Electronics Co., Ltd. GDR*	20,813	19,418,529

		41,155,801

Sweden — 0.8%
Getinge AB, Class B	622,425	6,107,048

Switzerland — 5.3%
Novartis AG	86,270	7,533,630
Roche Holding AG	71,715	17,401,512
UBS Group AG	1,174,228	16,384,541

		41,319,683

Taiwan — 2.0%
Quanta Computer, Inc.	3,159,000	5,004,163
Taiwan Semiconductor Manufacturing Co., Ltd.	1,450,000	10,772,970

		15,777,133

Thailand — 1.7%
Bangkok Bank PCL	2,028,500	12,994,987

United Kingdom — 12.8%
BAE Systems PLC	605,137	4,064,900
BP PLC	3,256,291	23,587,014
HSBC Holdings PLC ADR	369,497	15,182,632
Kingfisher PLC	3,195,157	10,395,158
Royal Dutch Shell PLC, Class B ADR	275,632	18,111,779
Standard Chartered PLC	2,077,223	14,581,030
Travis Perkins PLC	145,375	2,056,660
Vodafone Group PLC	5,921,071	11,183,585

		99,162,758

Total Long-Term Investment Securities (cost $750,050,227)		764,873,428

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $10,184,119 collateralized by $8,610,000 of United States Treasury Bonds, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $10,388,154 (cost $10,184,000)	$10,184,000	10,184,000

TOTAL INVESTMENTS (cost $760,234,227)	100.2%	775,057,428
Liabilities in excess of other assets	(0.2)	(1,215,782)

NET ASSETS	100.0%	$773,841,646

#	Effective May 1, 2018 the Portfolio’s name changed to SA Templeton Foreign Value Portfolio.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2018, the aggregate value of these securities was $19,418,529 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*

Medical-Drugs	11.7%
Oil Companies-Integrated	8.6
Diversified Banking Institutions	7.5
Banks-Commercial	6.2
Electronic Components-Semiconductors	3.6
Telecom Services	3.2
Cellular Telecom	3.0
Diversified Financial Services	2.8
Semiconductor Components-Integrated Circuits	2.5
Telephone-Integrated	2.4
Insurance-Multi-line	2.3
Oil Companies-Exploration & Production	2.3
Satellite Telecom	2.2
Medical-Generic Drugs	1.9
Real Estate Operations & Development	1.9
Building Products-Cement	1.9
Diversified Manufacturing Operations	1.6
Energy-Alternate Sources	1.6
Electric-Generation	1.5
Diversified Operations	1.5
Rubber-Tires	1.5
Retail-Building Products	1.3
Repurchase Agreements	1.3
Medical-Biomedical/Gene	1.3
Building & Construction Products-Misc.	1.2
Food-Retail	1.2
Audio/Video Products	1.2
Insurance-Life/Health	1.2
Food-Confectionery	1.1
Beverages-Non-alcoholic	1.1
Medical-Wholesale Drug Distribution	1.1
Chemicals-Diversified	1.1
Water	1.1
Transport-Marine	1.1
Web Portals/ISP	1.0
Diagnostic Kits	1.0
Oil-Field Services	0.9
Gold Mining	0.9
Brewery	0.9
Dialysis Centers	0.8
Agricultural Chemicals	0.8
Medical Instruments	0.8
Chemicals-Specialty	0.7
Aerospace/Defense-Equipment	0.7
Computers	0.6
Coatings/Paint	0.6
Retail-Drug Store	0.6
Precious Metals	0.6
Aerospace/Defense	0.5
Retail-Misc./Diversified	0.5
Electronic Components-Misc.	0.5
Diversified Minerals	0.5
Distribution/Wholesale	0.3

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,942,787	$653,930,641	**	$—	$764,873,428
Repurchase Agreements	—	10,184,000		—	10,184,000

Total Investments at Value	$110,942,787	$664,114,641		$—	$775,057,428

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.9%
Domestic Equity Investment Companies — 46.0%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	6,467,616	$276,878,643
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,971,104	182,382,547
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,541,231	200,158,051
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	20,814,451	348,642,052
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,671,485	88,664,791
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,281,844	135,822,235
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,591,172	92,540,059
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	10,902,100	301,334,035
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	8,228,687	346,592,292
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,060,057	26,904,343
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,051,799	90,638,753
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,121,849	110,328,741
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,844,250	85,033,839
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,062,357	399,904,208
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,689,677	88,916,274
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,521,385	133,530,107
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	45,677,922	1,047,851,535
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,329,932	141,628,363
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	12,544,514	253,650,065
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	26,605,514	362,367,106
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,268,626	323,621,776
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,069,538	87,554,490
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	7,635,665	85,748,523
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,938,428	44,622,611

Total Domestic Equity Investment Companies (cost $4,848,572,425)		5,255,315,439

Domestic Fixed Income Investment Companies — 24.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	35,044,572	504,641,833
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	58,630,207	667,798,054
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	22,266,372	214,425,167
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	11,417,185	121,821,369
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	28,538,433	374,709,629
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	16,306,330	162,737,177
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	13,327,666	131,144,234
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,957,480	575,808,800
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	12,518,270	71,854,869

Total Domestic Fixed Income Investment Companies (cost $2,899,754,076)		2,824,941,132

International Equity Investment Companies — 9.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	24,413,052	215,811,377
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	3,117,717	39,813,241
SunAmerica Series Trust SA International Index Portfolio, Class 1	12,806,972	133,832,854
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	6,849,126	51,642,414
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	11,837,848	265,286,168
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	23,260,872	230,050,023
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	12,152,267	183,499,232

Total International Equity Investment Companies (cost $1,051,542,931)		1,119,935,309

International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $39,675,025)	3,568,050	38,035,410

Total Affiliated Registered Investment Companies (cost $8,839,544,457)		9,238,227,290

U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 0.9%
6.00% due 02/15/2026	$24,985,000	29,744,838
6.13% due 11/15/2027	17,066,000	21,042,511
6.38% due 08/15/2027	17,421,000	21,748,349
6.63% due 02/15/2027	3,790,000	4,761,632
6.75% due 08/15/2026	17,757,000	22,243,417

		99,540,747

United States Treasury Notes — 14.4%
1.50% due 08/15/2026(1)	168,014,600	149,408,295
1.63% due 02/15/2026(1)	164,073,000	148,428,383
1.63% due 05/15/2026	166,609,500	150,182,845
2.00% due 11/15/2026	182,591,700	168,127,014
2.25% due 11/15/2025(1)	40,853,100	38,695,546
2.25% due 02/15/2027	182,615,500	170,973,762
2.25% due 08/15/2027(1)	138,794,500	129,322,859
2.25% due 11/15/2027	138,752,700	129,023,751
2.38% due 05/15/2027	148,582,000	140,241,675
2.75% due 02/15/2028	102,990,300	99,667,254
2.88% due 05/15/2028	165,107,800	161,328,380
2.88% due 08/15/2028	164,069,000	160,178,770

		1,645,578,534

Total U.S. Government Treasuries (cost $1,837,490,003)		1,745,119,281

OPTIONS - PURCHASED — 0.5%
Over the Counter Put Options - Purchased(3) (cost $48,799,810)	1,750,000	51,712,981

Total Long-Term Investment Securities (cost $10,725,834,270)		11,035,059,552

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB0 2.21%(2) (cost $416,657,203)	416,657,203	416,657,203

TOTAL INVESTMENTS (cost $11,142,491,473)	100.3%	11,451,716,755
Liabilities in excess of other assets	(0.3)	(29,209,385)

NET ASSETS	100.0%	$11,422,507,370

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2018.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Citibank N.A.	January 2019	$2,475	180,000	$488,113,200	$4,770,000	$5,319,049	$549,049
S&P 500 Index	Goldman Sachs International	January 2019	2,475	620,000	1,681,278,800	16,219,200	18,321,170	2,101,970
S&P 500 Index	Deutsche Bank AG New York	January 2019	2,475	570,000	1,545,691,800	14,861,610	16,843,657	1,982,047
S&P 500 Index	UBS AG	January 2019	2,475	330,000	894,874,200	10,560,000	9,751,591	(808,409)
S&P 500 Index	Bank of America International New York	January 2019	2,475	50,000	135,587,000	2,389,000	1,477,514	(911,486)

						$48,799,810	$51,712,981	$2,913,171

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at October 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Citibank N.A.	January 2019	$2,960	180,000	$488,113,200	$2,466,000	$1,404,843	$1,061,157
S&P 500 Index	Goldman Sachs International	January 2019	2,960	620,000	1,681,278,800	8,417,492	4,838,902	3,578,590
S&P 500 Index	Deutsche Bank AG New York	January 2019	2,960	570,000	1,545,691,800	6,270,000	4,448,668	1,821,332
S&P 500 Index	UBS AG	January 2019	2,960	330,000	894,874,200	2,640,000	2,575,545	64,455
S&P 500 Index	Bank of America International New York	January 2019	2,960	50,000	135,587,000	181,000	390,234	(209,234)

						$19,974,492	$13,658,192	$6,316,300

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
13,600	Long	S&P 500 E-Mini Index	December 2018	$1,894,661,203	$1,843,548,000	$(51,113,203)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,238,227,290	$—	$—	$9,238,227,290
U.S. Government Treasuries	—	1,745,119,281	—	1,745,119,281
Options-Purchased	—	51,712,981	—	51,712,981
Short-Term Investment securities	416,657,203	—	—	416,657,203

Total Investments at Value	$9,654,884,493	$1,796,832,262	$—	$11,451,716,755

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$6,525,534	$—	$6,525,534

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$209,234	$—	$209,234
Futures Contracts	51,113,203	—	—	51,113,203

Total Other Financial Instruments	$51,113,203	$209,234	$—	$51,322,437

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES #@ — 80.8%
Domestic Equity Investment Companies — 54.2%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	749,863	$32,101,633
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,780,472	97,186,990
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,896,364	157,945,968
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	15,547,110	260,414,095
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,710,696	70,429,015
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,638,872	43,277,493
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	9,661,648	135,649,542
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,737,304	199,535,248
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,381,731	79,922,783
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,017,148	151,659,627
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,069,878	27,032,608
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,544,529	34,551,115
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,438,376	24,188,687
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	9,005,594	131,031,390
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,274,593	226,826,523
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,120,530	59,165,240
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,935,197	93,004,540
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,767,832	476,414,074
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	5,031,701	76,381,225
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	8,733,062	176,582,504
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,934,589	148,929,100
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,003,543	243,986,425
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,403,182	47,774,523
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	10,825,618	245,308,500
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,249,163	47,718,105

Total Domestic Equity Investment Companies (cost $3,015,850,104)		3,287,016,953

Domestic Fixed Income Investment Companies — 15.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	10,603,038	152,683,748
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	11,184,232	127,388,398
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	7,901,419	76,090,669
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,836,124	40,931,447
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	10,294,952	135,172,726
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	8,211,910	81,954,860
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	6,642,660	65,363,778
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	29,103,676	254,075,090
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	5,332,122	30,606,381

Total Domestic Fixed Income Investment Companies (cost $987,870,767)		964,267,097

International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,916,676	114,183,416
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1†	2,079,321	26,552,930
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,753,278	70,571,752
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,877,299	21,694,836
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	5,355,349	120,013,361
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,889,665	38,468,790
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,740,386	86,005,402
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,128,652	122,742,646

Total International Equity Investment Companies (cost $583,456,551)		600,233,133

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $53,068,995)	4,635,044	49,409,570

Total Affiliated Registered Investment Companies (cost $4,640,246,417)		4,900,926,753

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 1.0%
6.00% due 02/15/2026	$15,385,000	18,315,963
6.13% due 11/15/2027	9,218,000	11,365,866
6.38% due 08/15/2027	9,410,000	11,747,429
6.63% due 02/15/2027	3,420,000	4,296,776
6.75% due 08/15/2026	12,000,000	15,031,875

		60,757,909

United States Treasury Notes — 14.7%
1.50% due 08/15/2026(1)	112,296,400	99,860,451
1.63% due 02/15/2026(1)	75,205,000	68,034,086
1.63% due 05/15/2026	86,418,100	77,897,815
2.00% due 11/15/2026	96,684,800	89,025,551
2.25% due 11/15/2025	18,629,900	17,646,008
2.25% due 02/15/2027(1)	101,353,000	94,891,746
2.25% due 08/15/2027	66,322,900	61,796,880
2.25% due 11/15/2027	75,324,000	70,042,493
2.38% due 05/15/2027	78,917,000	74,487,167
2.75% due 02/15/2028	86,309,500	83,524,671
2.88% due 05/15/2028	66,712,900	65,185,800
2.88% due 08/15/2028	89,400,000	87,280,242

		889,672,910

Total U.S. Government Treasuries (cost $1,000,119,581)		950,430,819

OPTIONS - PURCHASED — 0.4%
Over the Counter Put Options — Purchased(3) (cost $25,882,570)	930,000	27,481,756

Total Long-Term Investment Securities (cost $5,666,248,568)		5,878,839,328

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 2.21%(2) (cost $206,743,157)	206,743,157	206,743,157

TOTAL INVESTMENTS (cost $5,872,991,725)	100.3%	6,085,582,485
Liabilities in excess of other assets	(0.3)	(20,943,352)

NET ASSETS	100.0%	$6,064,639,133

@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security

STIF	— Short-Term Investment Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2018.
(3)	Options — Purchased:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America	January 2019	$2,475	30,000	$81,352,200	$1,433,400	$886,508	$(546,892)
S&P 500 Index	Citibank, N.A.	January 2019	2,475	160,000	433,878,400	4,240,000	4,728,044	488,044
S&P 500 Index	Deutsche Bank AG NY	January 2019	2,475	290,000	786,404,600	7,561,170	8,569,580	1,008,410
S&P 500 Index	Goldman Sachs International	January 2019	2,475	300,000	813,522,000	7,848,000	8,865,083	1,017,083
S&P 500 Index	UBS AG	January 2019	2,475	150,000	406,761,000	4,800,000	4,432,541	(367,459)

						$25,882,570	$27,481,756	$1,599,186

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Over the Counter Written Call Options

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Received	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Bank of America	January 2019	$2,960	30,000	$81,352,200	$108,600	$234,140	$(125,540)
S&P 500 Index	Citibank, N.A.	January 2019	2,960	160,000	433,878,400	2,192,000	1,248,749	943,251
S&P 500 Index	Deutsche Bank AG NY	January 2019	2,960	290,000	786,404,600	3,190,000	2,263,358	926,642
S&P 500 Index	Goldman Sachs International	January 2019	2,960	300,000	813,522,000	4,072,980	2,341,404	1,731,576
S&P 500 Index	UBS AG	January 2019	2,960	150,000	406,761,000	1,200,000	1,170,702	29,298

						$10,763,580	$7,258,353	$3,505,227

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3,600	Long	S&P 500 E-Mini Index	December 2018	$497,315,876	$487,998,000	(9,317,876)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,900,926,753	$—	$—	$4,900,926,753
U.S. Government Treasuries	—	950,430,819	—	950,430,819
Options - Purchased	—	27,481,756	—	27,481,756
Short-Term Investment Securities	206,743,157	—	—	206,743,157

Total Investments at Value	$5,107,669,910	$977,912,575	$—	$6,085,582,485

Other Financial Instruments:†
Over the Counter Written Call Options	$—	$3,630,767	$—	$3,630,767

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$9,317,876	$—	$—	$9,317,876
Over the Counter Written Call Options	—	125,540	—	125,540

Total Other Financial Instruments	$9,317,876	$125,540	$—	$9,443,416

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES @# — 80.8%
Domestic Equity Investment Companies — 49.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,147,445	$72,202,385
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,156,108	12,543,766
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	878,191	9,862,080

Total Domestic Equity Investment Companies (cost $97,672,981)		94,608,231

Domestic Fixed Income Investment Companies — 22.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	2,696,141	26,907,486
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	1,719,711	16,921,956

Total Domestic Fixed Income Investment Companies (cost $44,042,471)		43,829,442

International Equity Investment Companies — 9.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $18,983,034)	1,688,685	17,646,761

Total Affiliated Registered Investment Companies (cost $160,698,486)		156,084,434

OPTIONS - PURCHASED — 0.1%
Exchange - Traded Put Options-Purchased(1) (cost $358,605)	225	190,125

Total Long-Term Investment Securities (cost $161,057,091)		156,274,559

SHORT-TERM INVESTMENT SECURITIES — 18.3%
Registered Investment Companies — 15.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.11%(2)	30,249,707	30,249,707
T. Rowe Price Treasury Reserve Fund 2.19%(2)	1,017	1,017

		30,250,724

U.S. Government Treasuries — 2.7%
United States Treasury Bills 1.96% due 11/01/2018	$660,000	660,000
1.97% due 11/01/2018	260,000	260,000
1.98% due 11/01/2018	40,000	40,000
1.99% due 11/01/2018	510,000	510,000
2.00% due 11/01/2018	550,000	550,000
2.02% due 11/01/2018	134,000	134,000
2.32% due 03/07/2019(3)	680,000	674,502
2.33% due 03/07/2019(3)	2,370,000	2,350,839

		5,179,341

Total Short-Term Investment Securities (cost $35,430,092)		35,430,065

TOTAL INVESTMENTS (cost $196,487,183)	99.2%	191,704,624
Other assets less liabilities	0.8	1,575,061

NET ASSETS	100.0%	$193,279,685

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.

#	See Note 2
†	Non-income producing security
(1)	Options — Purchased

Exchanged Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2018	$2,325	225	$61,014,150	$358,605	$190,125	$(168,480)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(2)	The rate shown is the 7-day yield as of October 31, 2018.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
97	Long	MSCI EAFE Index	December 2018	9,481,157	8,790,625	$(690,532)
59	Long	E-Mini Russell 2000 Index	December 2018	5,078,187	4,460,105	(618,082)
31	Long	S&P 400 E-Mini Index	December 2018	6,343,827	5,656,880	(686,947)
276	Long	S&P 500 E-Mini Index	December 2018	40,144,052	37,413,180	(2,730,872)
46	Short	U.S. Treasury 2 Year Notes	December 2018	9,716,716	9,690,188	26,528
61	Short	U.S. Treasury 5 Year Notes	December 2018	6,908,195	6,855,352	52,843
57	Short	U.S. Treasury 10 Year Notes	December 2018	6,840,857	6,750,938	89,919
15	Short	U.S. Treasury Long Bonds	December 2018	2,145,010	2,071,875	73,135
11	Short	U.S. Treasury Ultra Bonds	December 2018	1,742,766	1,641,406	101,360

						$(4,382,648)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$156,084,434	$—	$—	$156,084,434
Options-Purchased	190,125	—	—	190,125
Short-Term Investment Securities:
Registered Investment Companies	30,250,724	—	—	30,250,724
U.S. Government Treasuries	—	5,179,341	—	5,179,341

Total Investments at Value	$186,525,283	$5,179,341	$—	$191,704,624

Other Financial Instruments:†
Futures Contracts	$343,785	$—	$—	$343,785

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,726,433	$—	$—	$4,726,433

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2018 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.7%
Aerospace/Defense — 1.6%
Teledyne Technologies, Inc.†	8,000	$1,770,240

Aerospace/Defense-Equipment — 1.4%
Curtiss-Wright Corp.	14,443	1,580,931

Beverages-Non-alcoholic — 1.3%
National Beverage Corp.†	16,319	1,508,692

Building & Construction-Misc. — 1.4%
Willscot Corp.†	104,537	1,551,329

Building Products-Cement — 1.0%
Vulcan Materials Co.	10,980	1,110,517

Building-Mobile Home/Manufactured Housing — 0.9%
Skyline Champion Corp.	41,780	995,617

Casino Hotels — 0.5%
Melco Resorts & Entertainment, Ltd. ADR	31,960	531,495

Casino Services — 1.3%
Eldorado Resorts, Inc.†	40,810	1,489,565

Chemicals-Specialty — 5.1%
Albemarle Corp.	12,640	1,254,141
Ingevity Corp.†	20,780	1,892,642
Rogers Corp.†	8,172	1,005,646
Univar, Inc.†	65,269	1,606,923

		5,759,352

Commercial Services-Finance — 5.5%
Euronet Worldwide, Inc.†	20,270	2,253,619
Total System Services, Inc.	14,170	1,291,595
WEX, Inc.†	15,197	2,674,064

		6,219,278

Computer Services — 2.5%
Elastic NV†	530	36,040
EPAM Systems, Inc.†	11,948	1,427,428
Globant SA†	26,730	1,376,060

		2,839,528

Computer Software — 1.5%
Envestnet, Inc.†	21,390	1,112,708
GreenSky, Inc., Class A†	47,354	624,126

		1,736,834

Computers-Integrated Systems — 1.9%
Mercury Systems, Inc.†	28,370	1,329,418
NCR Corp.†	29,960	804,426

		2,133,844

Consulting Services — 1.8%
Gartner, Inc.†	13,500	1,991,520

Data Processing/Management — 1.6%
First Data Corp., Class A†	96,560	1,809,534

Disposable Medical Products — 1.7%
ICU Medical, Inc.†	7,490	1,907,928

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†	24,956	1,698,006

Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	28,746	1,308,805

Drug Delivery Systems — 1.7%
DexCom, Inc.†	14,810	1,966,324

E-Commerce/Products — 0.5%
Wayfair, Inc., Class A†	5,170	570,199

E-Commerce/Services — 3.1%
Match Group, Inc.†	35,710	1,846,921
MercadoLibre, Inc.	5,058	1,641,321

		3,488,242

Electric Products-Misc. — 1.8%
Littelfuse, Inc.	6,295	1,140,402
Novanta, Inc.†	15,480	901,091

		2,041,493

Enterprise Software/Service — 4.8%
Black Knight, Inc.†	38,700	1,887,399
Ultimate Software Group, Inc.†	5,690	1,517,125
Veeva Systems, Inc., Class A†	22,900	2,091,915

		5,496,439

Entertainment Software — 1.7%
Take-Two Interactive Software, Inc.†	14,569	1,877,507

Finance-Consumer Loans — 1.1%
SLM Corp.†	123,660	1,253,912

Food-Misc./Diversified — 1.7%
Lamb Weston Holdings, Inc.	24,980	1,952,437

Hotels/Motels — 1.1%
Hilton Grand Vacations, Inc.†	46,150	1,240,051

Internet Security — 1.0%
Proofpoint, Inc.†	12,301	1,118,776

Investment Management/Advisor Services — 1.2%
Raymond James Financial, Inc.	18,515	1,419,915

Lighting Products & Systems — 1.6%
Universal Display Corp.	14,610	1,797,176

Medical Instruments — 1.2%
Avanos Medical, Inc.†	23,330	1,320,478

Medical Products — 2.5%
Haemonetics Corp.†	15,880	1,658,984
iRhythm Technologies, Inc.†	15,440	1,192,894

		2,851,878

Medical-Biomedical/Gene — 5.0%
AnaptysBio, Inc.†	7,860	587,299
Avrobio, Inc.†	10,490	315,329
Bio-Rad Laboratories, Inc., Class A†	4,930	1,345,150
CRISPR Therapeutics AG†	12,575	412,083
Exact Sciences Corp.†	18,110	1,286,716
Guardant Health, Inc.†	15,688	525,234
Immunomedics, Inc.†	35,050	789,677
WaVe Life Sciences, Ltd.†	10,130	472,970

		5,734,458

Medical-Drugs — 1.2%
Array BioPharma, Inc.†	62,636	1,014,703
MyoKardia, Inc.†	6,863	363,327

		1,378,030

Medical-HMO — 2.0%
WellCare Health Plans, Inc.†	8,110	2,238,279

Non-Hazardous Waste Disposal — 2.7%
Waste Connections, Inc.	40,721	3,112,713

Office Automation & Equipment — 1.9%
Zebra Technologies Corp., Class A†	13,270	2,206,801

Oil Companies-Exploration & Production — 1.1%
Viper Energy Partners LP	33,320	1,198,187

Patient Monitoring Equipment — 1.8%
Insulet Corp.†	22,890	2,019,127

Resorts/Theme Parks — 2.9%
Six Flags Entertainment Corp.	20,890	1,125,136
Vail Resorts, Inc.	8,832	2,219,658

		3,344,794

Retail-Apparel/Shoe — 1.8%
Burlington Stores, Inc.†	11,765	2,017,580

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	3,220	1,482,263

Schools — 4.8%
2U, Inc.†	24,250	1,525,568
Adtalem Global Education, Inc.†	36,660	1,856,096
Bright Horizons Family Solutions, Inc.†	17,851	2,051,258

		5,432,922

Security Services — 1.2%
Brink’s Co.	21,010	1,393,383

Television — 1.4%
World Wrestling Entertainment, Inc., Class A	22,460	1,630,371

Therapeutics — 2.6%
Flexion Therapeutics, Inc.†	59,200	801,568
GW Pharmaceuticals PLC ADR†	6,260	860,688
Mirati Therapeutics, Inc.†	9,730	363,610
Sarepta Therapeutics, Inc.†	7,170	959,059

		2,984,925

Transport-Truck — 1.2%
Saia, Inc.†	22,600	1,420,636

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	26,928	820,766

Water Treatment Systems — 0.6%
Evoqua Water Technologies Corp.†	77,114	740,294

Web Hosting/Design — 1.3%
Shopify, Inc., Class A†	10,970	1,515,506

Wireless Equipment — 1.5%
Motorola Solutions, Inc.	14,270	1,748,931

Total Long-Term Investment Securities (cost $93,936,128)		108,757,808

REPURCHASE AGREEMENTS — 5.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42% dated 10/31/2018, to be repurchased 11/01/2018 in the amount of $5,778,067 and collateralized by $4,885,000 of United States Treasury Notes, bearing interest at 5.25% due 11/15/2028 and having an approximate value of $5,893,860. (cost $5,778,000)	$5,778,000	5,778,000

TOTAL INVESTMENTS (cost $99,714,128)	100.8%	114,535,808
Liabilities in excess of other assets	(0.8)	(875,540)

NET ASSETS	100.0%	$113,660,268

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2018 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,757,808	$—	$—	$108,757,808
Repurchase Agreements	—	5,778,000	—	5,778,000

Total Investments at Value	$108,757,808	$5,778,000	$—	$114,535,808

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2018—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2018, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA JPMorgan Diversified Balanced, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Schroders VCP Global Allocation used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan Emerging Markets and SA JPMorgan MFS Core Bond Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA Legg Mason Tactical Opportunities, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA JPMorgan MFS Core Bond, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio used credit default swaps as a substitute for physical securities.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of October 31, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of October 31, 2018, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Swap Contracts (2)	Options Purchased (3)	Swap Contracts (2)	Options Purchased (3)	Futures Contracts (1)	Options Purchased (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$1,689,947	$—	$1,693,910	$—	$—	$—	$—	$649,125	$4,032,982
SA Emerging Market Equity Index	—	—	—	92,950	—	—	—	—	—	—	—	92,950
SA Federated Corporate Bond	78,125	—	—	—	—	—	—	—	—	—	—	78,125
SA Goldman Sachs Global Bond	91,168	685,569	63,630	—	—	—	33,387	—	—	—	2,460,305	3,334,059
SA Goldman Sachs Multi - Asset Insights	—	—	—	9,350	—	—	—	—	—	—	—	9,350
SA International Index	—	—	—	404,640	—	—	—	—	—	—	—	404,640
SA Invesco VCP Equity - Income	—	—	—	665,640	—	5,940,000	—	—	—	—	853,181	7,458,821
SA JPMorgan Diversified Balanced	92,564	—	—	210,562	—	—	—	—	—	—	—	303,126
SA JPMorgan MFS Core Bond	138,281	—	53,141	—	—	—	—	—	—	—	—	191,422
SA Large Cap Growth Index	—	—	—	3,870	—	—	—	—	—	—	—	3,870
SA Large Cap Index	—	—	—	478,590	—	—	—	—	—	—	—	478,590
SA Large Cap Value Index	—	—	—	5,160	—	—	—	—	—	—	—	5,160
SA Legg Mason Tactical Opportunities	1,031	—	—	2,580	—	—	—	—	—	—	—	3,611
SA Mid Cap Index	—	—	—	97,200	—	—	—	—	—	—	—	97,200
SA PIMCO VCP Tactical Balanced	683,162	4,822,222	1,952,682	4,397,610	—	5,341,875	18,718	—	—	—	253,978	17,470,247
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	1,117,920	1,117,920
SA Schroders VCP Global Allocation	153,447	—	—	2,491,372	—	1,360,577	—	—	—	—	350,326	4,355,722
SA Small Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	3,269,483	—	8,604,815	—	—	—	—	—	11,874,298
SA VCP Dynamic Allocation	—	—	—	10,837,647	—	51,712,981	—	—	—	—	—	62,550,628
SA VCP Dynamic Strategy	—	—	—	943,943	—	27,481,756	—	—	—	—	—	28,425,699
SA VCP Index Allocation	63,469	—	—	442,620	—	190,125	—	—	—	—	—	696,214

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts		Foreign Exchange Contracts
Portfolio	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Swap Contracts (2)	Options Written (3)	Swap Contracts (2)	Options Written (3)	Futures Contracts (1)	Options Written (3)	Foreign Forward Exchange Contracts (2)	Total
SA BlackRock VCP Global Multi Asset	$100,156	$—	$—	$263,632	$—	$—	$—	$—	$—	$—	$2,154,615	$2,518,403
SA Emerging Market Equity Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	—	—	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	296,376	572,611	43,609	—	—	—	555,399	—	—	—	1,920,462	3,388,457
SA Goldman Sachs Multi - Asset Insights	22,344	—	—	6,510	—	—	30,884	—	—	—	—	59,738
SA International Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Invesco VCP Equity - Income	—	—	—	1,364,127	—	—	—	—	—	—	7,857	1,371,984
SA JPMorgan Diversified Balanced	121,592	—	—	75,974	—	—	—	—	—	—	—	197,566
SA JPMorgan MFS Core Bond	122,750	—	—	—	—	—	—	—	—	—	—	122,750
SA Large Cap Growth Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Large Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	—	—	—	—	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	—	—	—	—	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	704,739	209,932	2,307,338	25,370	9,850,830	6,281	65,690	—	—	—	285,538	13,455,718
SA Putnam International Growth and Income	—	—	—	—	—	—	—	—	—	—	1,115,748	1,115,748
SA Schroders VCP Global Allocation	181,876	—	—	112,125	2,641,958	—	—	—	—	—	519,411	3,455,370
SA Small Cap Index	—	—	—	1,920	—	—	—	—	—	—	—	1,920
SA T. Rowe Price VCP Balanced	—	—	—	—	—	—	—	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—	—	—	13,658,192	—	—	—	13,658,192
SA VCP Dynamic Strategy	—	—	—	—	—	7,258,353	—	—	—	—	—	7,258,353
SA VCP Index Allocation	—	—	—	295	—	—	—	—	—	—	—	295

(1)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
SA Blackrock VCP Global Multi Asset	$(10,399,858)	SA Large Cap Value Index	$(40,108)
SA Emerging Markets Equity Index	(719,765)	SA Legg Mason Tactical Opportunities	(13,408)
SA Federated Corporate Bond	(175,225)	SA Mid Cap Index	(1,492,113)
SA Goldman Sachs Global Bond	(375,792)	SA PIMCO VCP Tactical Balanced	(41,775,003)
SA Goldman Sachs Multi-Asset Insights	(159,103)	SA Schroders VCP Global Allocation	(10,734,442)
SA International Index	(3,246,149)	SA Small Cap Index	(2,209,386)
SA Invesco VCP Equity-Income	(867,934)	SA T. Rowe Price VCP Balanced	(20,197,076)
SA JPMorgan Diversified Balanced	(3,856,510)	SA VCP Dynamic Allocation	(51,113,203)
SA JPMorgan MFS Core Bond	(88,176)	SA VCP Dynamic Strategy	(9,317,876)
SA Large Cap Growth Index	(30,081)	SA VCP Index Allocation	(4,382,648)
SA Large Cap Index	(1,860,844)

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2018, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$—	$424,391	$30,880	$(1,966)	$(34,975)	$356,570
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	3,006,444	45,970	192	(18,491)	2,942,175
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	2,527,780	775,654	3,382	(1,371)	1,754,137
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	3,381,315	41,496	(814)	(225,716)	3,113,289
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	3,033,379	27,401	1,150	(61,585)	2,945,543
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	—	715,160	1,450	83	(41,084)	672,709
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	431,084	843	59	(29,252)	401,048

	$—	$—	$—	$13,519,553	$923,694	$2,086	$(412,474)	$12,185,471

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$—	$822,721	$43,248	$(3,663)	$(66,363)	$709,447
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	2,252,178	112,722	536	(17,155)	2,122,837
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	—	2,005,053	686,102	1,827	(2,218)	1,318,560
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	4,987,946	122,166	(7,277)	(318,994)	4,539,509
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	4,558,080	96,090	4,558	(128,563)	4,337,985
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	—	1,127,880	17,795	459	(63,607)	1,046,937
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	906,739	14,405	554	(64,745)	828,143

	$—	$—	$—	$16,660,597	$1,092,528	$(3,006)	$(661,645)	$14,903,418

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$—	$3,120,161	$130,355	$(8,175)	$(277,160)	$2,704,471
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	—	3,201,070	445,891	(746)	(24,001)	2,730,432
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	3,145,077	1,500,891	2,925	(3,175)	1,643,936
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	—	23,274,424	211,772	(3,151)	(1,626,375)	21,433,126
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	—	19,197,504	147,403	5,695	(528,018)	18,527,778
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	—	5,355,096	8,569	397	(336,368)	5,010,556
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	—	3,950,863	6,426	409	(301,687)	3,643,159

	$—	$—	$—	$61,244,195	$2,451,307	$(2,646)	$(3,096,784)	$55,693,458

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	$—	$—	$6,284,635	$12,070,397	$797,405	$(11,823)	$(173,380)	$17,372,424
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1†	—	—	5,696,949	7,912,659	3,672,116	(54,971)	55,309	9,937,830
SunAmerica Series Trust SA International Index Portfolio, Class 1	67,033	8,506	4,320,560	4,234,266	1,564,651	113,061	(938,316)	6,164,920
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	113,745	83,520	15,710,804	17,370,324	2,883,955	373,339	(856,731)	29,713,781
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,939	7,558	1,391,984	2,831,121	38,631	5,203	(208,083)	3,981,594
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	8,479	8,634	1,741,804	3,256,171	46,968	7,941	(220,001)	4,738,947

	$198,196	$108,218	$35,146,736	$47,674,938	$9,003,726	$432,750	$(2,341,202)	$71,909,496

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,702,607	$11,917,770	$1,806,057	$(39,171)	$(153,709)	$16,621,440
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,220,065	8,198,473	4,023,442	(60,047)	60,413	9,395,462
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,619,092	11,685,150	2,791,049	193,139	(2,750,031)	19,956,301
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	44,373,375	39,662,293	7,190,088	884,749	(2,440,273)	75,290,056
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	6,113,508	11,073,185	109,529	10,169	(856,204)	16,231,129
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	3,841,476	6,328,496	67,896	7,193	(444,064)	9,665,205

	$—	$—	$79,870,123	$88,865,367	$15,988,061	$996,032	$(6,583,868)	$147,159,593

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$6,687,453	$19,127,055	$5,469,628	$(131,811)	$(103,215)	$20,109,854
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	5,180,037	15,465,349	8,534,805	(55,687)	66,166	12,121,060
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	48,809,379	43,631,753	6,979,212	530,298	(10,115,666)	75,876,552
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	133,782,393	120,034,546	19,066,610	2,446,808	(7,501,598)	229,695,539
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	17,481,028	30,361,444	275,905	32,197	(2,496,705)	45,102,059
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	10,669,922	17,648,762	168,247	24,627	(1,314,359)	26,860,705

	$—	$—	$222,610,212	$246,268,909	$40,494,407	$2,846,432	$(21,465,377)	$409,765,769

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2018
American International Group, Inc. - Common Stock	$72,858	$—	$4,839,959	$19,674	$22,410	$3,251	$(1,716,141)	$3,124,332

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
American International Group, Inc. - Common Stock	$12,589	$—	$—	$1,108,573	$6,832	$(208)	$(293,942)	$807,591

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Transactions in Connection with Acquisitions	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$647,150,835	$—	$334,124,168	$166,837,824	$88,338,174	$(221,610,373)	$346,592,292
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	114,624,739	13,780,280	7,863,383	—	59,680	1,220,053	121,821,369
SA Emerging Market Equity Index, Class 1	—	—	—	49,121,441	2,217,267	—	(150,143)	(6,940,790)	39,813,241
SA Federated Corporate Bond Portfolio, Class 1	—	—	374,906,951	39,196,895	31,162,826	—	(1,715,572)	(6,515,819)	374,709,629
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,231,246	663,534	2,605,168	—	(897,550)	1,512,281	26,904,343
SA Fixed Income Index Portfolio, Class 1	—	—	166,332,699	10,563,604	11,323,273	—	62,153	(2,898,006)	162,737,177
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,001,771	14,922,700	8,492,453	—	(141,795)	(145,989)	131,144,234
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,663,290	1,424,224	6,290,707	—	323,282	(6,481,336)	90,638,753
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	41,579,029	1,569,690	2,516,283	—	(102,024)	(2,495,002)	38,035,410
SA International Index Portfolio, Class 1	—	—	163,198,789	2,136,334	9,436,059	—	1,099,119	(23,165,329)	133,832,854
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	103,831,434	19,484,944	15,965,935	—	1,877,643	1,100,655	110,328,741
SA Janus Focused Growth Portfolio, Class 1	—	—	57,633,452	42,833,551	12,495,809	—	2,444,811	(5,382,166)	85,033,839
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	138,218,386	1,622,404	62,674,382	—	10,715,747	(36,239,741)	51,642,414
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	479,253,551	6,643,621	67,663,588	—	13,088,296	(31,417,672)	399,904,208
SA JPMorgan Global Equities Portfolio, Class 1	—	—	317,224,620	4,272,670	29,872,119	—	9,576,035	(35,915,038)	265,286,168
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	586,451,407	63,045,341	64,744,237	—	(655,416)	(8,288,295)	575,808,800
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	79,103,845	22,628,888	9,393,258	—	850,269	(4,273,470)	88,916,274
SA Large Cap Growth Index Portfolio, Class 1	—	—	—	142,412,901	13,396,492	—	958,663	3,555,035	133,530,107
SA Large Cap Index Portfolio, Class 1	—	—	1,272,398,937	17,203,855	205,260,288	—	77,799,592	(114,290,561)	1,047,851,535
SA Large Cap Value Index Portfolio, Class 1	—	—	—	146,364,326	6,651,803	—	260,922	1,654,918	141,628,363
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	278,665,293	32,310,318	17,299,440	—	(657,663)	(39,368,443)	253,650,065
SA MFS Blue Chip Growth Portfolio	—	—	444,845,130	5,992,227	76,626,865	—	22,305,069	(34,148,455)	362,367,106
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	388,076,791	4,984,781	52,517,471	—	11,663,848	(28,586,173)	323,621,776
SA Mid Cap Index Portfolio, Class 1	—	—	87,912,337	11,424,222	6,290,705	—	793,718	(6,285,082)	87,554,490
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	303,620,564	14,151,227	52,521,659	—	2,746,906	(37,947,015)	230,050,023
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	73,035,329	4,068,167	4,718,029	—	(103,300)	(427,298)	71,854,869
SA Small Cap Index Portfolio, Class 1			70,502,571	25,128,889	5,393,259	—	923,143	(5,412,821)	85,748,523
SA Templeton Foreign Value Portfolio, Class 1	—	—	267,763,115	24,439,116	73,376,306	—	(3,212,643)	(32,114,050)	183,499,232
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	31,593,570	22,316,778	7,247,907	—	2,462,673	(4,502,503)	44,622,611
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	198,889,311	10,848,447	12,581,412	—	4,100,841	(18,874,640)	182,382,547
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	685,103,777	57,869,564	63,034,942	—	(2,939,559)	(9,200,786)	667,798,054
SA Multi-Managed International Equity Portfolio, Class 1	—	—	346,374,228	4,446,563	94,485,702	—	11,000,650	(51,524,362)	215,811,377
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	196,320,085	59,601,687	51,009,119	—	6,361,496	(11,116,098)	200,158,051
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	435,693,734	5,931,510	64,518,235	—	12,775,723	(41,240,680)	348,642,052
SA Multi Managed Mid Cap Growth Portfolio, Class 1			109,229,217	1,424,221	20,290,703	—	5,792,816	(7,490,760)	88,664,791
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	153,072,544	2,136,334	9,436,059	—	(1,844,422)	(8,106,162)	135,822,235
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	108,600,434	1,424,223	14,290,706	—	2,036,311	(5,230,203)	92,540,059
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	357,394,143	4,628,726	48,444,795	—	9,302,085	(21,546,124)	301,334,035
SA Wellington Real Return Portfolio, Class 1	—	—	206,884,053	20,633,292	13,839,554	—	(100,167)	847,543	214,425,167
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	160,204,541	227,436,134	52,272,029	—	9,421,867	(67,911,870)	276,878,643
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	512,545,044	56,457,435	48,026,207	—	(1,123,219)	(15,211,220)	504,641,833

	$—	$—	$10,213,130,792	$1,197,545,064	$1,692,370,602	$166,837,824	$295,498,059	$(942,413,847)	$9,238,227,290

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Transactions in Connection with Acquisitions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$211,938,371	$14,962,871	$106,565,447	$96,498,405	$23,790,372	$(41,089,324)	$199,535,248
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	91,408,446	12,195,840	16,803,951	—	(2,170,958)	(4,706,594)	79,922,783
SA DFA Ultra Short Bond Portfolio	—	—	44,686,191	104,293	4,301,234	—	32,657	409,540	40,931,447
SA Dogs of Wall Street Portfolio, Class 1	—	—	154,453,835	14,358,797	17,337,128	—	2,719,309	(2,535,186)	151,659,627
SA Emerging Market Equity Index, Class 1	—	—	—	33,033,848	1,751,343	—	(94,149)	(4,635,426)	26,552,930
SA Federated Corporate Bond Portfolio, Class 1	—	—	165,550,311	345,470	27,570,766	—	(982,495)	(2,169,794)	135,172,726
SA Fidelity Institutional AMSM Real Estate Portfolio, Class 1	—	—	28,186,805	65,183	1,813,272	—	(240,291)	834,183	27,032,608
SA Fixed Income Index Portfolio, Class 1	—	—	83,102,106	6,215,104	5,957,896	—	31,424	(1,435,878)	81,954,860
SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	67,036,712	3,169,476	4,697,239	—	(79,433)	(65,738)	65,363,778
SA Frankin Small Company Value Portfolio, Class 1	—	—	38,394,243	1,674,112	3,113,064	—	(105,723)	(2,298,453)	34,551,115
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	56,355,871	130,366	3,626,543	—	(142,221)	(3,307,903)	49,409,570
SA International Index Portfolio, Class 1	—	—	106,768,424	219,534	23,726,545	—	3,020,566	(15,710,227)	70,571,752
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	—	26,450,581	728,275	—	(7,208)	(1,526,411)	24,188,687
SA Janus Focused Growth Portfolio, Class 1	—	—	117,527,404	31,267,567	14,494,837	—	1,497,173	(4,765,917)	131,031,390
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	—	30,097,484	2,226,278	—	(223,835)	(5,952,535)	21,694,836
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	250,439,801	10,580,684	24,670,100	—	2,867,792	(12,391,654)	226,826,523
SA JPMorgan Global Equities Portfolio, Class 1	—	—	167,339,534	390,518	35,151,353	—	10,071,499	(22,636,837)	120,013,361
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	261,582,499	18,151,831	21,789,548	—	(174,082)	(3,695,610)	254,075,090
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	60,375,451	10,130,657	8,990,680	—	1,065,459	(3,415,647)	59,165,240
SA Emerging Market Equity Index, Class 1	—	—	—	95,049,581	4,130,492	—	323,825	1,761,626	93,004,540
SA Large Cap Index Portfolio, Class 1	—	—	589,732,608	1,334,706	97,963,214	—	32,355,916	(49,045,942)	476,414,074
SA Large Cap Value Index Portfolio, Class 1	—	—	—	79,051,644	3,719,427	—	143,978	905,030	76,381,225
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	213,693,879	18,855,903	27,086,056	—	(6,503,512)	(22,377,710)	176,582,504
SA MFS Blue Chip Growth, Class 1	—	—	49,458,219	114,137,202	6,299,599	—	609,686	(8,976,408)	148,929,100
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	335,923,354	747,767	78,279,636	—	13,179,829	(27,584,889)	243,986,425
SA Mid Cap Index Portfolio, Class 1	—	—	54,216,931	130,366	3,626,542	—	393,642	(3,339,874)	47,774,523
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	47,381,125	130,076	3,262,405	—	(32,409)	(5,747,597)	38,468,790
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	288,175,539	675,815	31,919,443	—	9,785,304	(21,408,715)	245,308,500
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	41,640,228	78,220	10,801,824	—	(194,909)	(115,334)	30,606,381
SA Putnum International Growth and Income Portfolio, Class 1	—	—	123,647,775	5,260,442	24,932,111	—	493,134	(18,463,838)	86,005,402
SA Small Cap Index Portfolio, Class 1	—	—	52,889,863	130,366	3,626,541	—	471,007	(2,146,590)	47,718,105
SA Templeton Foreign Value Portfolio, Class 1	—	—	246,241,072	5,535,390	101,395,472	—	(1,030,329)	(26,608,015)	122,742,646
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	112,351,452	260,732	7,253,083	—	1,450,565	(9,622,676)	97,186,990
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	138,450,083	325,916	9,066,356	—	(94,533)	(2,226,712)	127,388,398
SA Multi-Managed International Equity Portfolio, Class 1	—	—	207,470,981	446,803	71,023,745	—	6,385,978	(29,096,601)	114,183,416
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	198,621,740	447,674	40,572,992	—	4,825,163	(5,375,617)	157,945,968
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	338,850,099	761,081	57,112,393	—	1,610,318	(23,695,010)	260,414,095
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	73,189,137	8,163,248	8,897,315	—	1,415,339	(3,441,394)	70,429,015
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	49,978,282	130,366	3,626,542	—	(763,905)	(2,440,708)	43,277,493
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	138,391,619	13,326,497	9,794,631	—	503,516	(6,777,459)	135,649,542
SA Wellington Real Return Portfolio, Class 1	—	—	84,346,577	195,549	8,739,813	—	(98,607)	386,963	76,090,669
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	—	41,336,932	715,651	—	(31,213)	(8,488,435)	32,101,633
SA Wellington Government and Quality Bond Portfolio, Class 1	—	—	166,090,760	3,713,672	12,179,627	—	(255,614)	(4,685,443)	152,683,748

	$—	$—	$5,455,887,327	$603,770,164	$951,340,409	$96,498,405	$105,818,025	$(409,706,759)	$4,900,926,753

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2018	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2018
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$2,566,135	$25,554,914	$1,009,439	$(20,050)	$(184,074)	$26,907,486
SunAmerica Series Trust SA Fixed Income Intemediate Index Portfolio, Class 1	—	—	2,213,807	20,837,571	6,133,179	(5,972)	9,729	16,921,956
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	2,812,826	17,541,357	1,259,130	(7,382)	(1,440,910)	17,646,761
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	9,411,124	66,903,949	2,054,291	166,646	(2,225,043)	72,202,385
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	1,126,172	12,208,081	3,778	38	(786,747)	12,543,766
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	925,318	9,620,140	3,148	(19)	(680,211)	9,862,080

	$—	$—	$19,055,382	$152,666,012	$10,462,965	$133,261	$(5,307,256)	$156,084,434

†	Includes reinvestments of distributions paid.

Item 2. Controls and Procedures.

a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 28, 2018